UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-09253
Wells Fargo Funds Trust
(Exact name of registrant as specified in charter)
525 Market St., San Francisco, CA 94105
(Address of principal executive offices) (Zip code)
C. David Messman
Wells Fargo Funds Management, LLC
525 Market St., San Francisco, CA 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-643-9691
Date of fiscal year end: January 31, 2011
Date of reporting period: January 31, 2011

ITEM 1.	REPORT TO SHAREHOLDERS

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WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
Class A, Investor Class and Sweep Class
▪	Wells Fargo Advantage California Municipal Money Market Fund

▪	Wells Fargo Advantage Minnesota Money Market Fund

▪	Wells Fargo Advantage Municipal Money Market Fund

▪	Wells Fargo Advantage National Tax-Free Money Market Fund

▪	Wells Fargo Advantage New Jersey Municipal Money Market Fund

▪	Wells Fargo Advantage New York Municipal Money Market Fund

▪	Wells Fargo Advantage Pennsylvania Municipal Money Market Fund

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Contents

Letter to Shareholders	2

Money Market Overview	4

Performance Highlights
Wells Fargo Advantage California Municipal Money Market Fund	10
Wells Fargo Advantage Minnesota Money Market Fund	12
Wells Fargo Advantage Municipal Money Market Fund	14
Wells Fargo Advantage National Tax-Free Money Market Fund	16
Wells Fargo Advantage New Jersey Municipal Money Market Fund	18
Wells Fargo Advantage New York Municipal Money Market Fund	20
Wells Fargo Advantage Pennsylvania Municipal Money Market Fund	22

Fund Expenses	24

Portfolio of Investments
Wells Fargo Advantage California Municipal Money Market Fund	26
Wells Fargo Advantage Minnesota Money Market Fund	37
Wells Fargo Advantage Municipal Money Market Fund	39
Wells Fargo Advantage National Tax-Free Money Market Fund	62
Wells Fargo Advantage New Jersey Municipal Money Market Fund	82
Wells Fargo Advantage New York Municipal Money Market Fund	85
Wells Fargo Advantage Pennsylvania Municipal Money Market Fund	89

Financial Statements
Statements of Assets and Liabilities	92
Statements of Operations	94
Statements of Changes in Net Assets	96
Financial Highlights	106

Notes to Financial Statements	111

Report of Independent Registered Public Accounting Firm	119

Other Information	120

List of Abbreviations	124
The views expressed are as of January 31, 2011, and are those of the Fund managers. Any reference to a specific security in this report is not a recommendation to purchase or sell any specific security or adopt any investment strategy. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Advantage Money Market Funds.
NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

WELLS FARGO
     INVESTMENT HISTORY
1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.
Wells Fargo Advantage Funds®
Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.
Strength
Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.
Expertise
Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.
Partnership
Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.
Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus for Wells Fargo Advantage Funds containing this and other information, visit wellsfargo.com/advantagefunds. Read it carefully before investing.
Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.
The “Dow Jones Target Date Indexes” are a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC (“CME”). “Dow Jones” and “Dow Jones Target Date Indexes” are service marks of Dow Jones Trademark Holdings, LLC, and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE
Not part of the annual report.

Wells Fargo Advantage Funds offers more than 120 mutual funds across a wide range of asset classes, representing over $232 billion in assets under management, as of January 31, 2011.

Equity Funds

Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Equity Value Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
Capital Growth Fund	Growth Fund	Small Cap Growth Fund
Classic Value Fund	Growth Opportunities Fund	Small Cap Opportunities Fund
Common Stock Fund	Health Care Fund	Small Cap Value Fund
Core Equity Fund	Index Fund	Small Company Growth Fund
Disciplined Global Equity Fund	International Equity Fund	Small Company Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small/Mid Cap Core Fund
Disciplined Value Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Discovery Fund†	Intrinsic Value Fund	Social Sustainability Fund†
Diversified Equity Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified International Fund	Large Cap Core Fund	Special Small Cap Value Fund
Diversified Small Cap Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Growth Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Emerging Markets Equity Fund	Mid Cap Growth Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund

Bond Funds

Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund

Asset Allocation Funds

Asset Allocation Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Conservative Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†

Money Market Funds

100% Treasury Money Market Fund	Minnesota Money Market Fund	New Jersey Municipal Money Market Fund
California Municipal Money Market Fund	Money Market Fund	New York Municipal Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Pennsylvania Municipal Money Market Fund
Government Money Market Fund	Municipal Money Market Fund	Prime Investment Money Market Fund
Heritage Money Market Fund†	National Tax-Free Money Market Fund	Treasury Plus Money Market Fund

Variable Trust Funds[1]

VT Core Equity Fund	VT Intrinsic Value Fund	VT Small Cap Value Fund
VT Discovery Fund†	VT Omega Growth Fund	VT Total Return Bond Fund
VT Index Asset Allocation Fund	VT Opportunity Fund†
VT International Equity Fund	VT Small Cap Growth Fund
An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage Social Sustainability FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.
Not part of the annual report.

2 Wells Fargo Advantage Money Market Funds	Letter to Shareholders
For the period, taxable securities, especially credit, performed relatively well, benefiting from growing economic activity, low interest rates, and improving fiscal conditions for state and local governments.
Dear Valued Shareholder,
We are pleased to provide you with this annual report for the Wells Fargo Advantage Money Market Funds for the period that ended January 31, 2011.
During this period, most sectors of the U.S. bond markets recorded healthy total returns, with interest income, rather than capital appreciation, accounting for the bulk of those returns—the defining characteristic of what might be called the “income phase” of the investment cycle. Going into 2011, the fixed-income markets may have been entering the second year of what could be an unusually extended income phase. The income phase is characterized by relatively stable short-term interest rates, relatively small movements in bond yields, and steep yield curves. Those exceptionally steep yield curves were a major influence on total returns over the course of 2010. Relatively generous yields for mid- to lower-quality instruments were the second major influence on total returns in 2010. Those two elements are expected to remain the primary determinants of investment returns in fixed income in 2011.
For the period, taxable securities, especially corporate bonds, performed relatively well, benefiting from growing economic activity, low interest rates, and improving fiscal conditions for state and local governments. While there were certainly signs of improvement across the financial landscape, several headwinds remained—especially overseas—prompting many investors to continue to seek the liquidity offered by money market funds.
Investor confidence improved as several uncertainties faded.
Entering 2010, investors appeared to have been less concerned with the risks of a possibly deepening recession and more concerned with the potential for higher interest rates. During the first seven months of 2010, however, short-term interest rates essentially remained unchanged, or even fell, across the U.S. Treasury and municipal curves in the face of several macroeconomic headwinds. Notably, the impact of the sovereign debt crisis that affected Greece in the spring and Ireland in the fall dampened some of the early-year momentum. In addition, regulatory reforms, midterm elections in the U.S., and mixed economic data contributed to the uncertainty. However, during the fourth quarter, some of the uncertainty was offset by actions taken by the European Central Bank and the International Monetary Fund, which appeared determined to address the sovereign debt concerns facing members of the European Economic and Monetary Union. In the U.S., the Federal Reserve (Fed) introduced another round of quantitative easing in November, and the country moved past its midterm elections, which, at the very least, provided some clarity around the direction of tax policy and regulations.
Various regulatory and legislative actions defined the money market landscape throughout the period.
On January 27, 2010, the Securities and Exchange Commission approved amendments to Rule 2a-7, the section of the Investment Company Act that governs money market funds. These changes shortened the maximum weighted average maturity of money market funds, restricted the use of Second Tier and illiquid securities, required firms to periodically stress-test their funds, and set standards for the percentage of a fund’s assets that must be invested in highly liquid securities. These changes had been communicated in advance and were well known throughout the money market fund industry. While these amendments may have induced money market managers to focus on shorter maturities—increasing demand for securities that meet the new requirements—we saw a relatively smooth transition across the

Letter to Shareholders	Wells Fargo Advantage Money Market Funds 3
marketplace. In our opinion, our funds were well positioned to accommodate the terms of the new regulations.
On July 16, 2010, the Senate passed the Restoring American Financial Stability Act of 2010, also known as the “Dodd-Frank bill.” Among the many provisions in this bill are special oversight of systematically significant firms, an increase in the deposit insurance ceiling, regulation of derivatives contracts, and provisions limiting and regulating bank and hedge fund activities. From the perspective of money market funds, the most closely watched provisions of the bill dealt with repurchase agreements. After several in-depth discussions that would have notably altered certain mechanics of the repurchase agreement marketplace, it appears that the bill left that area essentially unchanged.
The Fed, determined to keep the U.S. economy away from a double-dip recession, announced another round of quantitative easing on November 3, 2010. Commonly referred to as “QE2,” this renewed effort to stimulate economic growth focused on the Fed’s purchases of another $600 billion of Treasury securities over a period of eight months. Initially, prices fell and yields across most bond markets increased. Treasury bill yields were among the most significantly affected, as investors worried about increased demand in a market already characterized by low supply. However, the market did stabilize during the last months of 2010 and into 2011, buoyed by improving economic data and further confirmation from the Fed that monetary policy would remain unchanged for the foreseeable future.
As the economic environment continues to gain momentum, expansion may be approaching.
The U.S. economy appears poised to move into a sustainable expansionary phase, with several key economic indicators trending upward, including gross domestic product (GDP), which grew by an annualized rate of 3.2% in the fourth quarter. Specific to municipals, states continued to focus on their budgets, which have come under great pressure and scrutiny over the past few years. As the economy has recovered, many state revenues have begun to stabilize, with some even improving, helping to alleviate some of the concerns around state finances. However, other parts of the economy remained below the levels needed to accelerate economic growth. Among the data being most closely monitored by policymakers were the rates of inflation and of unemployment. The regulatory environment has continued to evolve, and monetary policy seems unlikely to shift before the second half of 2011. In light of the varying credit risks, we continue to remain cautiously optimistic—just as we were throughout 2010—but with even more of a focus on maintaining liquidity in a tighter regulatory environment and a potentially rising-interest-rate environment.
Thank you for choosing Wells Fargo Advantage Funds®. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222, 24 hours a day, 7 days a week. You may also visit our website at www.wellsfargo.com/advantagefunds.
Sincerely,
Karla M. Rabusch
President
Wells Fargo Advantage Funds
In light of the varying credit risks, we continue to remain cautiously optimistic—just as we were throughout 2010—but with even more of a focus on maintaining liquidity in a tighter regulatory environment and a potentially rising-interest-rate environment.

4 Wells Fargo Advantage Money Market Funds	Money Market Overview
Money Market Overview
This portfolio manager commentary covers the fiscal year that ended January 31, 2011, for the Wells Fargo Advantage Money Market Funds.
Overview
This period was one of significant regulatory change in the wake of the financial crisis that began in 2007, and money market funds were one focus of these changes. In late January 2010, the Securities and Exchange Commission adopted amendments to Rule 2a-7 of the Investment Company Act, which governs the operations of money market funds. Effective May 5, 2010, the rule changes were designed to “increase the resilience of these funds to economic stresses and reduce the risks of runs on the funds,” as well as to “improve liquidity, increase credit quality, and shorten maturity limits.” The changes were also intended to enhance disclosures to fund shareholders.
The combination of new requirements for minimum liquidity positions and shorter weighted average maturities; a new weighted average final maturity restriction; and a requirement that funds be periodically tested for their ability to withstand stressful scenarios reinforced conservative investing practices across the broader industry. Since our security selection and portfolio management practices have long emphasized conservative investment choices, we found that little change was needed in our day-to-day investing practices.
Prime Money Market Funds
The period began on a relatively calm note, with money market rates at record post-war lows. The target for the federal funds rate remained at 0% to 0.25%, where it has been set since December 2008. On February 28, 2010, yields on 30-day dealer-placed commercial paper were below 0.20%, while the three-month London Interbank Offered Rate (LIBOR) stood at 0.25%. The LIBOR yield curve was positively sloped, with the six-month rate at 0.39% and the 12-month rate at 0.83%. There were certainly changes a foot on the regulatory front, as money fund managers contemplated not only the recently adopted amendments to Rule 2a-7, but also potential changes to bank regulation worldwide and financial reforms being discussed by the U.S. Congress. Still, it was generally felt that the credit environment was improving, and rates and yield spreads reflected this sentiment. In the background, however, events were beginning to take shape that would once again shake the money markets.
In January 2010, Greece announced a stability program aimed at reducing its budget deficit from 12.7% of GDP in 2009 to 2.8% in 2012. As the various groups affected by the stability program resisted, potential buyers of Greece’s debt backed away, and the potential for a default increased. By April, eurozone leaders had agreed to a joint support package with the International Monetary Fund, but political considerations cast the plan into uncertainty. The downgrade of Greek sovereign debt to junk status exacerbated the situation.
For money market funds, Greece itself did not pose much of a problem, since few, if any, U.S. money market funds appeared to have direct exposure to Greek sovereign debt; but as with every credit event since 2007, the fear of contagion loomed large. There were questions about which banks may have direct exposure

Money Market Overview	Wells Fargo Advantage Money Market Funds 5
to Greece and whether a similar problem could confront other European nations. All of the nations on Europe’s periphery came under stress, with Ireland finally seeking assistance in November. As credit quality of the peripheral countries came under stress, so did the banks headquartered in those countries. Where once banks benefited from the implied sovereign support, as the credit quality of those countries came to be questioned, association with them became a negative for the banks.
This led to an unexpected surge in the yields paid by European banks and was reflected in the LIBOR settings. While the effective federal funds rate remained anchored below 0.25% for the entire period, by the end of May, three-month LIBOR had climbed to over 0.50%, six-month LIBOR to 0.75%, and the one-year rate reached nearly 1.25%.
By the end of the summer, credit concerns became more focused on specific institutions and countries and, while the fear of contagion was still present, the broader market regained confidence and yields came back down. By the end of August, three-month LIBOR had dropped to below 0.30%. Longer-term money market rates also declined but not as much or as quickly as those on shorter-dated instruments. While investors seemed to regain some confidence, at least some were, like us, reluctant to jump in with both feet.
Implementing a portfolio strategy that emphasizes maintaining both a stable $1.00 net asset value (NAV) and sufficient liquidity to meet shareholder redemptions has meant that our portfolios have tended to be comparatively short maturities and higher in liquidity than many comparable funds. We feel this type of posture also serves our shareholders well in times of uncertainty when it comes to credit quality, as the assets in our funds may not be as exposed to price volatility stemming from credit spread widening. While we selectively added to some longer-dated securities as opportunities presented themselves, especially in the form of adjustable-rate securities, we remain ever mindful that changes in the level of interest rates often occur unexpectedly, as they did this past summer. As bank issuers were pressured by their regulators to obtain longer-term funding, our desire for shorter-dated investments led us to other sectors of the money markets. We found asset-backed commercial paper issuers more accommodative in issuing paper with maturities of one month and less, and that security type comprised a significant portion of our portfolios. Likewise, the one- and seven-day demand features available on municipal variable-rate demand notes made this sector an attractive investment, especially since at these low levels, the yields were competitive with taxable investments on a before-tax basis. As always, we placed a particular emphasis on what we saw as issuers of superior credit quality.
U.S. Government Money Market Funds
In a manner similar to the prime money markets, the market for U.S. government-sponsored enterprise (GSE) securities began the period on a relatively calm note. The amount of outstanding supply had leveled off after a precipitous decline during the previous fiscal year. As of February 28, 2010, the yield on three-month GSE discount notes stood at 0.14%, while the yields on six- and 12-month discount notes were 0.21% and 0.39%, respectively.

6 Wells Fargo Advantage Money Market Funds	Money Market Overview
As we approached mid-spring, however, yields on GSE discount notes began to rise, following the general pattern of interest rates. The events that had been unfolding in Europe (see discussion in the “Prime money market funds” section above) drove yields for a multitude of different security types higher. The rise in yields on GSE discount notes was somewhat muted, however, as demand for this security type increased just as the demand for bank paper and commercial paper waned.
As summer approached, yields plummeted in the face of the June quarter-end. The demand for very liquid government securities, including GSE discount notes, increased substantially in mid-June as it seemed investors scrambled to get fully invested prior to June 30. At the same time, broker/dealers were reducing their balance sheets, prompting the supply of suitable securities available for purchase to noticeably decline. Most of the demand was for securities maturing three-months and earlier: after reaching a peak of 0.21% in late May, the yield on three-month discount notes fell to 0.13% by late June.
In July, results of the European stress tests were released, instilling market participants with confidence. With the resurgence in market confidence, investors who had been favoring securities with shorter tenures began to extend further out on the maturity spectrum, taking advantage of a positively sloped yield curve. As a result, yield curves flattened, with the spread in yield between three-month and 12-month discount notes narrowing from 0.33% to 0.15% by month-end.
The remainder of the period was relatively benign, with some volatility created by events in the U.S. Treasury bill (T-bill) market that will be discussed in the following section. Those events were not enough to create meaningful differences in the shape of the GSE discount note curve or the absolute level of yields.
Our portfolio strategy continues to emphasize maintaining both a stable $1.00 NAV and adequate liquidity to meet shareholder redemptions. To achieve these goals, we have maintained a shorter weighted average maturity and higher degree of liquidity than most of our peers.
U.S. Treasury Funds
The beginning of the period was characterized by increasing supply. In February 2010, Congress voted to increase the debt ceiling limit, which allowed the reintroduction of the Supplementary Financing Program (SFP). Under the SFP, the U.S. Treasury issues T-bills, and the proceeds are invested at the Treasury’s account at the Federal Reserve; this, in turn, reduces the amount of excess reserves in the banking system. The increase in supply, coupled with an overall increase in general market interest rates, drove T-bill yields higher into May. The yield on three-month T-bills, which was as low as 0.03% in January 2010, was 0.16% by early May.
The developments in European peripheral countries (discussed in the “Prime money market funds” section above) had a substantial impact in the T-bill market during the late spring and early summer. Concerns over Europe prompted a flight to quality by investors into Treasury securities, especially further out on the yield curve. Demand for T-bills maturing in one-year was noticeably higher. T-bills maturing in the three- to six-month part of the curve were also in demand but not to the same extent, causing the yield curve to flatten.

Money Market Overview	Wells Fargo Advantage Money Market Funds 7
While the situation in Europe seemed to stabilize in mid-summer, volatility remained in the T-bill market as other factors took hold. Growth in the U.S. economy, while positive, remained sluggish, giving rise to the idea that the Federal Reserve would initiate another round of quantitative easing. Dubbed “QE2,” the intent of the initiative was to spur economic growth by keeping interest rates low. In doing so, the Federal Reserve would ultimately reduce the overall supply of Treasury securities in the marketplace by purchasing a set amount at regularly scheduled intervals. These purchases would not include T-bills, but they would keep demand for T-bills high, as the availability of longer-dated Treasury securities would decline. QE2 was officially announced at the November 2–3 meeting of the Federal Open Market Committee (FOMC).
The second factor that ultimately kept yields on T-bills from going higher was the expectation that the SFP would again be substantially reduced due to the impending encroachment of the debt ceiling limit. Talk of this began early in the fourth quarter of 2010 and immediately caused huge demand for T-bills, driving yields lower. While the demand intuitively made sense, it was so pronounced and immediate that yields got too low and sellers emerged, ultimately increasing yields for a time. The U.S. Treasury did, in fact, announce late in January 2011 that the SFP would be reduced to $5 billion from $200 billion.
Similar to the U.S. government funds, we have continued to maintain a shorter weighted average maturity and higher degree of liquidity than most of our peers.
Municipal Funds
Over the period, the municipal money market industry experienced a continuation of many of the major themes we saw in 2009. The market continued to contend with a steady reduction in money-fund-eligible paper, especially variable-rate demand notes. The market also continued to face low absolute yields, as the Fed’s commitment to near-zero interest rates for an extended period of time effectively put a ceiling on municipal money market yields. Ultimately, the combination of low municipal money market returns and an increase in investor appetite for risk led to another period of outflows from municipal money market funds into other asset classes.
The lack of supply of eligible securities remained a major factor for municipal money market funds over the period. In particular, the variable-rate demand note market continued to grapple with consolidation in providers of liquidity facilities and letters of credit in the aftermath of the credit crisis. The dearth in supply of these enhancers was exacerbated by continued uncertainty surrounding new regulation in the financial services sector. As the number of credit enhancement providers continued to contract, the fees associated with the credit facilities they provide increased substantially. The combination of higher short-term costs and historically low rates in the long-term markets continued to encourage many issuers to finance outside of money market range. This was evident in the new-issue variable-rate demand note market, where issuance amounted to roughly $23.6 billion in 2010, down 29% from $33.1 billion in 2009. The new-issue activity in 2010 was less than half of the $52 billion per-year average from 2004 to 2007 and was down more than 80% from the 2008 peak. The downward trend in issuance

8 Wells Fargo Advantage Money Market Funds	Money Market Overview
carried over into 2011, where a mere $130 million in new variable-rate demand notes were issued in January, versus $587 million in the first month of 2010.
The lack of short-term supply continued to put downward pressure on yields throughout the period. The scarcity of short-term products had an immediate impact on rates in January 2010, as heavy reinvestment demand led the Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index1 to fall to an all-time low of 0.15% on January 6, 2010. SIFMA would reset in an extremely narrow range for the first few weeks of the year and closed at 0.20% on both January 27, 2010 and February 24, 2010. As the year progressed, the index drifted to a slightly higher yet still narrow range between 0.25% and 0.30%, as diminishing supply was offset by declining asset levels in municipal money market funds. Demand for variable-rate demand notes from crossover investors intensified at mid-year, as the securities were seen as an attractive option to help satisfy the newly adopted SEC Rule 2a-7 daily and liquidity requirements for money market funds. However, a combination of a broader municipal market sell-off, due in part to the expiration of the Build America Bond program and traditional year-end pressures, resulted in the SIFMA index hitting a 12-month high of 0.34% on December 29. Nevertheless, the downward pressure on rates resumed in 2011, as early-month cash inflows helped to push the index down to 0.23% on January 5. Eventually, as initial demand receded, the index finished the month at 0.29%.
As in 2009, the combination of supply constraints and low absolute yields during the period prompted continued outflows from municipal money market funds. Municipal money market assets fell to $388 billion on January 27, 2010, down 2.4% from $398 billion on December 29, 2009, and fell another $8 billion to $380 billion by February 24, 2010. Overall, municipal money market funds experienced a decline in assets of almost $70 billion, or 18%, for the 2010 calendar year. After experiencing heavy cash inflows the first week of 2011, the redemption trend continued, and municipal money market assets fell to $324 billion on January 26, 2011, down $64 billion from the same period in 2010.
In light of our portfolio managers’ expectations that 2011 will, in many ways, mirror the conditions we have seen over the past two years, we feel that it remains prudent to continue focusing on maintaining relatively short weighted average maturities in our portfolios, with an emphasis on high levels of daily and weekly liquidity. Accordingly, we will target our investments on daily and weekly floating-rate and variable-rate demand notes for liquidity purposes. And while supply constraints may continue to be a factor in 2011, we feel that portfolios composed of highly rated, short-term variable-rate demand notes will best allow us to achieve our principal goals of providing liquidity and ensuring price stability in our funds.
Strategic Outlook
At the start of the new fiscal year, we believe that the potential for change on a number of fronts remains high. While things have calmed somewhat on the bank credit front, fundamental issues have not fully been resolved, and confidence

1.	The Securities Industry and Financial Markets Association Municipal Swap Index, produced by Municipal Market Data, is a 7-day high-grade market index comprised of tax-exempt Variable Rate Demand Obligations from Money Market Data’s extensive database.

Money Market Overview	Wells Fargo Advantage Money Market Funds 9
remains fairly fragile. The money market fund industry has largely adapted to the new requirements of Rule 2a-7, but other significant changes that would affect money funds are being discussed by regulators. Among these are the money market reform options laid out in the October 2010 Report of the President’s Working Group on Financial Markets, which could, if adopted, have far-reaching consequences for money funds. And the effects of more recently adopted regulatory and legislative changes—including not only Rule 2a-7 but also guidelines for bank capital and liquidity standards set out in Basel III, as well as the sweeping changes of the Dodd-Frank Act—remain largely unknown. In the face of these changes, we remain confident that our portfolio strategy, with its focus on capital preservation and portfolio liquidity, will hopefully enable our funds to continue to meet shareholder expectations.

10 Wells Fargo Advantage Money Market Funds	Performance Highlights (Unaudited)
Wells Fargo Advantage California Municipal Money Market Fund
INVESTMENT OBJECTIVE
The Fund seeks current income exempt from regular federal income tax and California individual income tax, while preserving capital and liquidity.
INVESTMENT ADVISER
Wells Fargo Funds Management, LLC.
SUB-ADVISER
Wells Capital Management Incorporated
PORTFOLIO MANAGERS
David D. Sylvester
James Randazzo
FUND INCEPTION
January 1, 1992

1.	Portfolio composition and effective maturity distribution are subject to change and are calculated based on the total investments of the Fund. Effective maturity distribution is based on the weighted average maturity of each security.

2.	Weighted Average Maturity (WAM): WAM calculates an average time to maturity of all of the securities held in the portfolio, weighted by each security’s percentage of net assets. The calculation takes into account the final maturity of a fixed-income security and the interest rate reset date for floating-rate securities held in the portfolio. This is a way to measure a fund’s sensitivity to potential interest rate changes.

3.	Weighted Average Final Maturity (WAFM): WAFM calculates a fund’s average time to maturity for all of the securities held in the portfolio, weighted to their percentage of assets in the fund. In contrast to WAM, the WAFM calculation takes into account the final maturity date for each security held in the portfolio. This is a way to measure a fund’s potential sensitivity to credit spread changes.

Performance Highlights (Unaudited)	Wells Fargo Advantage Money Market Funds 11
Wells Fargo Advantage California Municipal Money Market Fund (continued)
AVERAGE ANNUAL TOTAL RETURN4 (%) (AS OF JANUARY 31, 2011)

						Expense Ratios[5]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	Gross	Net[6]
Class A (SGCXX)	01/01/1992	0.01	0.01	1.42	1.25	0.66%	0.65%

Sweep Class	06/30/2010	0.01	0.01	1.55	1.42	1.01%	1.01%

*	Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY[7]	Class	Sweep
(AS OF JANUARY 31, 2011)	A	Class
7-Day Current Yield	0.01%	0.01%

7-Day Compound Yield	0.01%	0.01%

30-Day Simple Yield	0.01%	0.01%

30-Day Compound Yield	0.01%	0.01%
Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available at the Fund’s Web site — www.wellsfargo.com/advantagefunds.
Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.
An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. A portion of the Fund’s income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT).

4.	Performance shown for the Sweep Class shares prior to its inception reflects the performance of the Service Class shares, and has not been adjusted to reflect the higher expenses applicable to the Sweep Class shares. If these expenses had been adjusted, returns would be lower.

5.	Reflects the expense ratios as stated in the September 1, 2010 prospectuses.

6.	The investment adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain the contractual expense ratio at 0.65% for Class A shares and 1.05% for Sweep Class shares, excluding acquired fund fees and certain other expenses. Without these reductions, the Fund’s returns would have been lower.

7.	The investment adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.18)% and (0.70)% for Class A and Sweep Class, respectively.

12 Wells Fargo Advantage Money Market Funds	Performance Highlights (Unaudited)
Wells Fargo Advantage Minnesota Money Market Fund
INVESTMENT OBJECTIVE
The Fund seeks current income exempt from regular federal income tax and Minnesota individual income tax, while preserving capital and liquidity.
INVESTMENT ADVISER
Wells Fargo Funds Management, LLC.
SUB-ADVISER
Wells Capital Management Incorporated
PORTFOLIO MANAGERS
David D. Sylvester
James Randazzo
FUND INCEPTION
August 14, 2000

1.	Portfolio composition and effective maturity distribution are subject to change and are calculated based on the total investments of the Fund. Effective maturity distribution is based on the weighted average maturity of each security.

2.	Weighted Average Maturity (WAM): WAM calculates an average time to maturity of all of the securities held in the portfolio, weighted by each security’s percentage of net assets. The calculation takes into account the final maturity of a fixed-income security and the interest rate reset date for floating-rate securities held in the portfolio. This is a way to measure a fund’s sensitivity to potential interest rate changes.

3.	Weighted Average Final Maturity (WAFM): WAFM calculates a fund’s average time to maturity for all of the securities held in the portfolio, weighted to their percentage of assets in the fund. In contrast to WAM, the WAFM calculation takes into account the final maturity date for each security held in the portfolio. This is a way to measure a fund’s potential sensitivity to credit spread changes.

Performance Highlights (Unaudited)	Wells Fargo Advantage Money Market Funds 13
Wells Fargo Advantage Minnesota Money Market Fund (continued)
AVERAGE ANNUAL TOTAL RETURN4 (%) (AS OF JANUARY 31, 2011)

						Expense Ratios[5]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	Gross	Net[6]
Class A (WMNXX)	08/14/2000	0.01	0.01	1.40	1.25	0.92%	0.70%

Sweep Class	06/30/2010	0.01	0.01	1.40	1.25	1.27%	1.05%

*	Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY[7]	Class	Sweep
(AS OF JANUARY 31, 2011)	A	Class
7-Day Current Yield	0.01%	0.01%

7-Day Compound Yield	0.01%	0.01%

30-Day Simple Yield	0.01%	0.01%

30-Day Compound Yield	0.01%	0.01%
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available at the Fund’s Web site — www.wellsfargo.com/advantagefunds.
Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.
An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. A portion of the Fund’s income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT).

4.	Performance shown for the Sweep Class shares prior to its inception reflects the performance of the Class A shares, and has not been adjusted to reflect the higher expenses applicable to the Sweep Class shares. If these expenses had been adjusted, returns would be lower.

5.	Reflects the expense ratios as stated in the September 1, 2010 prospectuses.

6.	The investment adviser has committed through June 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to maintain the contractual expense ratios shown, excluding acquired fund fees and certain other expenses. Without these reductions, the Fund’s returns would have been lower.

7.	The investment adviser has committed through June 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.35)% and (0.94)% for Class A and Sweep Class, respectively.

14 Wells Fargo Advantage Money Market Funds	Performance Highlights (Unaudited)
Wells Fargo Advantage Municipal Money Market Fund
INVESTMENT OBJECTIVE
The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.
INVESTMENT ADVISER
Wells Fargo Funds Management, LLC.
SUB-ADVISER
Wells Capital Management Incorporated
PORTFOLIO MANAGERS
David D. Sylvester
James Randazzo
FUND INCEPTION
November 2, 1988

1.	Portfolio composition and effective maturity distribution are subject to change and are calculated based on the total investments of the Fund. Effective maturity distribution is based on the weighted average maturity of each security.

2.	Weighted Average Maturity (WAM): WAM calculates an average time to maturity of all of the securities held in the portfolio, weighted by each security’s percentage of net assets. The calculation takes into account the final maturity of a fixed-income security and the interest rate reset date for floating-rate securities held in the portfolio. This is a way to measure a fund’s sensitivity to potential interest rate changes.

3.	Weighted Average Final Maturity (WAFM): WAFM calculates a fund’s average time to maturity for all of the securities held in the portfolio, weighted to their percentage of assets in the fund. In contrast to WAM, the WAFM calculation takes into account the final maturity date for each security held in the portfolio. This is a way to measure a fund’s potential sensitivity to credit spread changes.

Performance Highlights (Unaudited)	Wells Fargo Advantage Money Market Funds 15
Wells Fargo Advantage Municipal Money Market Fund (continued)
AVERAGE ANNUAL TOTAL RETURN4 (%) (AS OF JANUARY 31, 2011)

						Expense Ratios[5]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	Gross	Net[6]
Class A (WMUXX)	01/05/1995	0.01	0.01	1.49	1.36	0.82%	0.65%

Investor Class (WMVXX)	07/09/2010	0.01	0.01	1.70	1.62	0.85%	0.64%

Sweep Class	06/30/2000	0.01	0.01	1.30	1.12	1.17%	1.05%

*	Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY[7]
(AS OF JANUARY 31, 2011)	Class A	Investor Class	Sweep Class
7-Day Current Yield	0.01%	0.01%	0.01%

7-Day Compound Yield	0.01%	0.01%	0.01%

30-Day Simple Yield	0.01%	0.01%	0.01%

30-Day Compound Yield	0.01%	0.01%	0.01%
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available at the Fund’s Web site — www.wellsfargo.com/advantagefunds.
Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.
An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. A portion of the Fund’s income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT).

4.	Performance shown for the Investor Class shares prior to its inception, reflects the performance of the Service Class shares, and has not been adjusted to include the higher expenses applicable to the Investor Class shares. If these expenses had been adjusted, returns would be lower. Performance shown for all classes of the Fund prior to July 12, 2010 is based on the performance of the Fund’s predecessor, Evergreen Municipal Money Market Fund.

5.	Reflects the expense ratios as stated in the September 1, 2010 prospectuses.

6.	The investment adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain the contractual expense ratios shown, excluding acquired fund fees and certain other expenses. Without these reductions, the Fund’s returns would have been lower.

7.	The investment adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.49)%, (0.55)% and (0.85)% for Class A, Investor Class, and Sweep Class, respectively.

16 Wells Fargo Advantage Money Market Funds	Performance Highlights (Unaudited)
Wells Fargo Advantage National Tax-Free Money Market Fund
INVESTMENT OBJECTIVE
The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.
INVESTMENT ADVISER
Wells Fargo Funds Management, LLC.
SUB-ADVISER
Wells Capital Management Incorporated
PORTFOLIO MANAGERS
David D. Sylvester
James Randazzo
FUND INCEPTION
January 7, 1988

1.	Portfolio composition and effective maturity distribution are subject to change and are calculated based on the total investments of the Fund. Effective maturity distribution is based on the weighted average maturity of each security.

2.	Weighted Average Maturity (WAM): WAM calculates an average time to maturity of all of the securities held in the portfolio, weighted by each security’s percentage of net assets. The calculation takes into account the final maturity of a fixed-income security and the interest rate reset date for floating-rate securities held in the portfolio. This is a way to measure a fund’s sensitivity to potential interest rate changes.

3.	Weighted Average Final Maturity (WAFM): WAFM calculates a fund’s average time to maturity for all of the securities held in the portfolio, weighted to their percentage of assets in the fund. In contrast to WAM, the WAFM calculation takes into account the final maturity date for each security held in the portfolio. This is a way to measure a fund’s potential sensitivity to credit spread changes.

Performance Highlights (Unaudited)	Wells Fargo Advantage Money Market Funds 17
Wells Fargo Advantage National Tax-Free Money Market Fund (continued)
AVERAGE ANNUAL TOTAL RETURN4 (%) (AS OF JANUARY 31, 2011)

						Expense Ratios[5]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	Gross	Net[6]
Class A (NWMXX)	07/28/2003	0.01	0.01	1.47	1.35	0.65%	0.65%

Sweep Class	06/30/2010	0.01	0.01	1.47	1.40	1.00%	1.00%

*	Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY[7]	Class	Sweep
(AS OF JANUARY 31, 2011)	A	Class
7-Day Current Yield	0.01%	0.01%

7-Day Compound Yield	0.01%	0.01%

30-Day Simple Yield	0.01%	0.01%

30-Day Compound Yield	0.01%	0.01%
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available at the Fund’s Web site — www.wellsfargo.com/advantagefunds.
Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.
An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. A portion of the Fund’s income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT).

4.	Performance shown for the Sweep Class shares prior to its inception reflects the performance of the Class A shares, and has not been adjusted to include the higher expenses applicable to the Sweep Class shares. If these expenses had been adjusted, returns would be lower. Performance shown for Class A shares prior to its inception reflects the performance of the Service Class shares, and is adjusted to reflect the higher expenses applicable to Class A shares.

5.	Reflects the expense ratios as stated in the July 1, 2010 prospectus for Class A shares and September 1, 2010 prospectus for Sweep Class shares.

6.	The investment adviser has committed through June 30,2011 to waive fees and/or reimburse expenses to the extent necessary to maintain the contractual expense ratio at 0.65% for Class A shares and 1.05% for Sweep Class shares, excluding acquired fund fees and certain other expenses. Without these reductions, the Fund’s returns would have been lower.

7.	The investment adviser has committed through June 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.20)% and (0.65)% for Class A and Sweep Class, respectively.

18 Wells Fargo Advantage Money Market Funds	Performance Highlights (Unaudited)
Wells Fargo Advantage New Jersey Municipal Money Market Fund
INVESTMENT OBJECTIVE
The Fund seeks current income exempt from regular federal income tax and New Jersey individual income tax, while preserving capital and liquidity.
INVESTMENT ADVISER
Wells Fargo Funds Management, LLC.
SUB-ADVISER
Wells Capital Management Incorporated
PORTFOLIO MANAGERS
David D. Sylvester
James Randazzo
FUND INCEPTION
October 26, 1998

1.	Portfolio composition and effective maturity distribution are subject to change and are calculated based on the total investments of the Fund. Effective maturity distribution is based on the weighted average maturity of each security.

2.	Weighted Average Maturity (WAM): WAM calculates an average time to maturity of all of the securities held in the portfolio, weighted by each security’s percentage of net assets. The calculation takes into account the final maturity of a fixed-income security and the interest rate reset date for floating-rate securities held in the portfolio. This is a way to measure a fund’s sensitivity to potential interest rate changes.

3.	Weighted Average Final Maturity (WAFM): WAFM calculates a fund’s average time to maturity for all of the securities held in the portfolio, weighted to their percentage of assets in the fund. In contrast to WAM, the WAFM calculation takes into account the final maturity date for each security held in the portfolio. This is a way to measure a fund’s potential sensitivity to credit spread changes.

Performance Highlights (Unaudited)	Wells Fargo Advantage Money Market Funds 19
Wells Fargo Advantage New Jersey Municipal Money Market Fund (continued)
AVERAGE ANNUAL TOTAL RETURN4 (%) (AS OF JANUARY 31, 2011)

						Expense Ratios[5]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	Gross	Net[6]
Class A (ENJXX)	10/26/1998	0.01	0.01	1.44	1.32	0.85%	0.70%

Sweep Class	06/30/2000	0.01	0.01	1.25	1.08	1.20%	1.05%

*	Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY[7]	Class	Sweep
(AS OF JANUARY 31, 2011)	A	Class
7-Day Current Yield	0.01%	0.01%

7-Day Compound Yield	0.01%	0.01%

30-Day Simple Yield	0.01%	0.01%

30-Day Compound Yield	0.01%	0.01%
Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available at the Fund’s Web site — www.wellsfargo.com/advantagefunds.
Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.
An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. A portion of the Fund’s income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT).

4.	Performance shown for all classes of the Fund prior to July 12, 2010 is based on the performance of the Fund’s predecessor, Evergreen New Jersey Municipal Money Market Fund.

5.	Reflects the expense ratios as stated in the September 1, 2010 prospectuses.

6.	The investment adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain the contractual expense ratios shown, excluding acquired fund fees and certain other expenses. Without these reductions, the Fund’s returns would have been lower.

7.	The investment adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.58)%, and (0.93)% for Class A and Sweep Class, respectively.

20 Wells Fargo Advantage Money Market Funds	Performance Highlights (Unaudited)
Wells Fargo Advantage New York Municipal Money Market Fund
INVESTMENT OBJECTIVE
The Fund seeks current income exempt from regular federal income tax and New York individual income tax, while preserving capital and liquidity.
INVESTMENT ADVISER
Wells Fargo Funds Management, LLC
SUB-ADVISER
Wells Capital Management Incorporated
PORTFOLIO MANAGERS
David D. Sylvester
James Randazzo
FUND INCEPTION
September 24, 2001

1.	Portfolio composition and effective maturity distribution are subject to change and are calculated based on the total investments of the Fund. Effective maturity distribution is based on the weighted average maturity of each security.

2.	Weighted Average Maturity (WAM): WAM calculates an average time to maturity of all of the securities held in the portfolio, weighted by each security’s percentage of net assets. The calculation takes into account the final maturity of a fixed-income security and the interest rate reset date for floating-rate securities held in the portfolio. This is a way to measure a fund’s sensitivity to potential interest rate changes.

3.	Weighted Average Final Maturity (WAFM): WAFM calculates a fund’s average time to maturity for all of the securities held in the portfolio, weighted to their percentage of assets in the fund. In contrast to WAM, the WAFM calculation takes into account the final maturity date for each security held in the portfolio. This is a way to measure a fund’s potential sensitivity to credit spread changes.

Performance Highlights (Unaudited)	Wells Fargo Advantage Money Market Funds 21
Wells Fargo Advantage New York Municipal Money Market Fund (continued)
AVERAGE ANNUAL TOTAL RETURN4 (%) (AS OF JANUARY 31, 2011)

					Life	Expense Ratios[5]
	Inception Date	6 Months*	1 Year	5 Year	of Fund	Gross	Net[6]
Class A (ENYXX)	09/24/2001	0.01	0.01	1.44	1.20	0.85%	0.70%

Sweep Class	09/24/2001	0.01	0.01	1.26	0.97	1.20%	1.05%

*	Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY[7]	Class	Sweep
(AS OF JANUARY 31, 2011)	A	Class
7-Day Current Yield	0.01%	0.01%

7-Day Compound Yield	0.01%	0.01%

30-Day Simple Yield	0.01%	0.01%

30-Day Compound Yield	0.01%	0.01%
Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available at the Fund’s Web site — www.wellsfargo.com/advantagefunds.
Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.
An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. A portion of the Fund’s income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT).

4.	Performance shown for all classes of the Fund prior to July 12, 2010 is based on the performance of the Fund’s predecessor, Evergreen New York Municipal Money Market Fund.

5.	Reflects the expense ratios as stated in the September 1, 2010 prospectuses.

6.	The investment adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain the contractual expense ratios shown, excluding acquired fund fees and certain other expenses. Without these reductions, the Fund’s returns would have been lower.

7.	The investment adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.57)%, and (0.92)% for Class A and Sweep Class, respectively.

22 Wells Fargo Advantage Money Market Funds	Performance Highlights (Unaudited)
Wells Fargo Advantage Pennsylvania Municipal Money Market Fund
INVESTMENT OBJECTIVE
The Fund seeks current income exempt from regular federal income tax and Pennsylvania individual income tax, while preserving capital and liquidity.
INVESTMENT ADVISER
Wells Fargo Funds Management, LLC
SUB-ADVISER
Wells Capital Management Incorporated
PORTFOLIO MANAGERS
David D. Sylvester
James Randazzo
FUND INCEPTION
August 15, 1991

1.	Portfolio composition and effective maturity distribution are subject to change and are calculated based on the total investments of the Fund. Effective maturity distribution is based on the weighted average maturity of each security.

2.	Weighted Average Maturity (WAM): WAM calculates an average time to maturity of all of the securities held in the portfolio, weighted by each security’s percentage of net assets. The calculation takes into account the final maturity of a fixed-income security and the interest rate reset date for floating-rate securities held in the portfolio. This is a way to measure a fund’s sensitivity to potential interest rate changes.

3.	Weighted Average Final Maturity (WAFM): WAFM calculates a fund’s average time to maturity for all of the securities held in the portfolio, weighted to their percentage of assets in the fund. In contrast to WAM, the WAFM calculation takes into account the final maturity date for each security held in the portfolio. This is a way to measure a fund’s potential sensitivity to credit spread changes.

Performance Highlights (Unaudited)	Wells Fargo Advantage Money Market Funds 23
Wells Fargo Advantage Pennsylvania Municipal Money Market Fund (continued)
AVERAGE ANNUAL TOTAL RETURN4 (%) (AS OF JANUARY 31, 2011)

						Expense Ratios[5]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	Gross	Net[6]
Class A (EPPXX)	08/22/1995	0.01	0.01	1.49	1.40	0.86%	0.70%

Sweep Class	06/30/2000	0.01	0.01	1.29	1.12	1.21%	1.05%

*	Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY[7]	Class	Sweep
(AS OF JANUARY 31, 2011)	A	Class
7-Day Current Yield	0.01%	0.01%

7-Day Compound Yield	0.01%	0.01%

30-Day Simple Yield	0.01%	0.01%

30-Day Compound Yield	0.01%	0.01%
Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available at the Fund’s Web site — www.wellsfargo.com/advantagefunds.
Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.
An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. A portion of the Fund’s income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT).

4.	Performance shown for all classes of the Fund prior to July 12, 2010 is based on the performance of the Fund’s predecessor, Evergreen Pennsylvania Municipal Money Market Fund.

5.	Reflects the expense ratios as stated in the September 1, 2010 prospectuses.

6.	The investment adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain the contractual expense ratios shown, excluding acquired fund fees and certain other expenses. Without these reductions, the Fund’s returns would have been lower.

7.	The investment adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or expenses, the Fund’s 7-day current yield would have been (0.56)% and (0.91)% for Class A and Sweep Class, respectively.

24 Wells Fargo Advantage Money Market Funds	Fund Expenses (Unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2010 to January 31, 2011.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid	Net Annual
	08-01-2010	01-31-2011	During the Period[1]	Expense Ratio
Wells Fargo Advantage California Municipal Money Market Fund
Class A
Actual	$1,000.00	$1,000.05	$1.41	0.28%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.79	$1.43	0.28%
Sweep Class
Actual	$1,000.00	$1,000.05	$1.41	0.28%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.79	$1.43	0.28%
Wells Fargo Advantage Minnesota Money Market Fund
Class A
Actual	$1,000.00	$1,000.05	$2.37	0.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.84	$2.40	0.47%
Sweep Class
Actual	$1,000.00	$1,000.05	$1.56	0.31%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.64	$1.58	0.31%
Wells Fargo Advantage Municipal Money Market Fund
Class A
Actual	$1,000.00	$1,000.07	$1.71	0.34%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.49	$1.73	0.34%
Investor Class
Actual	$1,000.00	$1,000.07	$1.71	0.34%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.49	$1.73	0.34%
Sweep Class
Actual	$1,000.00	$1,000.07	$1.71	0.34%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.49	$1.73	0.34%

Fund Expenses (Unaudited)	Wells Fargo Advantage Money Market Funds 25

	Beginning	Ending
	Account Value	Account Value	Expenses Paid	Net Annual
	08-01-2010	01-31-2011	During the Period[1]	Expense Ratio
Wells Fargo Advantage National Tax Free Money Market Fund
Class A
Actual	$1,000.00	$1,000.07	$1.56	0.31%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.64	$1.58	0.31%
Sweep Class
Actual	$1,000.00	$1,000.08	$1.56	0.31%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.64	$1.58	0.31%
Wells Fargo Advantage New Jersey Municipal Money Market Fund
Class A
Actual	$1,000.00	$1,000.07	$1.56	0.31%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.64	$1.58	0.31%
Sweep Class
Actual	$1,000.00	$1,000.07	$1.56	0.31%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.64	$1.58	0.31%
Wells Fargo Advantage New York Municipal Money Market Fund
Class A
Actual	$1,000.00	$1,000.07	$1.51	0.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.69	$1.53	0.30%
Sweep Class
Actual	$1,000.00	$1,000.07	$1.51	0.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.69	$1.53	0.30%
Wells Fargo Advantage Pennsylvania Municipal Money Market Fund
Class A
Actual	$1,000.00	$1,000.10	$1.81	0.36%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.39	$1.84	0.36%
Sweep Class
Actual	$1,000.00	$1,000.10	$1.87	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.89	0.37%

1.	Expenses paid is equal to each class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period.)

26 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
CALIFORNIA MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Municipal Bonds and Notes: 99.92%

California: 97.51%

Other Municipal Debt: 3.68%
$5,000,000	Riverside County CA Teeter Financing (Miscellaneous Revenue)	0.27%	04/05/2011	$5,000,000
66,080,000	San Joaquin County Transportation Authority (Tax Revenue)	0.26	02/09/2011	66,080,000
32,620,000	Santa Clara County CA Teeter Plan Obligation Series A-1 (Tax Revenue)	0.30	02/09/2011	32,620,000
				103,700,000

Variable Rate Demand Notes: 93.83%
2,000,000	ABAG Finance Authority for Nonprofit Corporation California Berkeleyan Project A (Housing Revenue, FNMA Insured)§	0.35	05/15/2033	2,000,000
5,200,000	ABAG Finance Authority for Nonprofit Corporation California Branson School (Education Revenue, Northern Trust Company LOC)§	0.28	07/01/2038	5,200,000
1,300,000	ABAG Finance Authority for Nonprofit Corporation California MFHR Acton Courtyard Series A (Housing Revenue, FHLMC Insured)§	0.30	04/01/2037	1,300,000
3,200,000	ABAG Finance Authority for Nonprofit Corporation California MFHR Artech Building B (Housing Revenue, FHLMC Insured)§	0.30	05/01/2029	3,200,000
10,065,000	ABAG Finance Authority for Nonprofit Corporation California MFHR GAIA Building Project Series A (Housing Revenue, FNMA Insured)§	0.35	09/15/2032	10,065,000
1,700,000	ABAG Finance Authority for Nonprofit Corporation California Sharp Healthcare Series D (Hospital Revenue, CitiBank NA LOC)§	0.27	08/01/2035	1,700,000
3,045,000	ABAG Finance Authority for Nonprofit Corporation California St. Anthony Foundation (Miscellaneous Revenue, Bank of America Corporation LOC)§	0.30	03/01/2037	3,045,000
11,300,000	ABAG Finance Authority for Nonprofit Corporation California The Head-Royce School (Education Revenue, Bank of America Corporation LOC)§	0.30	09/01/2036	11,300,000
10,630,000	ABAG Finance Authority for Nonprofit Corporations California Air Force Village West Incorporated (Health Revenue, KBC Bank NV LOC)§	0.32	05/15/2035	10,630,000
10,110,000	ABAG Finance Authority for Nonprofit Corporations California Colma BART Apartments Series A (Housing Revenue, Bank of America Corporation LOC)§	0.39	11/15/2035	10,110,000
10,000,000	ABAG Finance Authority for Nonprofit Corporations California Menlo School (Education Revenue, Northern Trust Company LOC)§	0.28	09/01/2033	10,000,000
2,420,000	ABAG Finance Authority for Nonprofit Corporations California San Francisco University Series A (Education Revenue, Northern Trust Company LOC)§	0.28	04/01/2035	2,420,000
10,385,000	ABAG Finance Authority for Nonprofit Corporations California Zoological Society of San Diego (Miscellaneous Revenue, Bank of America Corporation LOC)§	0.35	10/01/2034	10,385,000
3,850,000	ABAG Finance Authority for Nonprofit Corporations Jewish Community Center (Miscellaneous Revenue, Bank of America Corporation LOC)§	0.33	06/01/2029	3,850,000
3,870,000	ABAG Finance Authority for Nonprofit Corporations San Francisco Friends School (Education Revenue, Bank of America Corporation LOC)§	0.33	02/01/2038	3,870,000
7,005,000	ABAG Finance Authority For Nonprofit Corporations San Francisco High University Series A (Education Revenue, Northern Trust Company LOC)§	0.28	04/01/2036	7,005,000
1,100,000	Alameda CA PFA MFHR Eagle Parrot Project Series A (Housing Revenue, FNMA Insured)§	0.33	05/15/2035	1,100,000
2,000,000	Anaheim CA Housing Authority Cobblestone Apartments Series B (Housing Revenue, FNMA Insured)§	0.31	03/15/2033	2,000,000
1,895,000	Anaheim CA Housing Authority MFHR Monterey Apartments Series B (Housing Revenue, FNMA Insured)§	0.29	05/15/2027	1,895,000
12,600,000	Anaheim CA Housing Authority Park Vista Apartments (Housing Revenue, FHLMC Insured)§	0.27	07/01/2033	12,600,000
6,000,000	Anaheim CA Housing Authority Sea Wind Apartments Project Series C (Housing Revenue, FNMA Insured)§	0.30	07/15/2033	6,000,000
5,170,000	Anaheim CA Redevelopment Agency Tax Allocation Merged Redevelopment Project Series A (Water & Sewer Revenue, FSA Insured)§††	0.29	07/01/2031	5,170,000
8,680,000	Arcadia County CA USD Series 2679 (GO — Local, FSA Insured)§††	0.29	08/01/2013	8,680,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 27
CALIFORNIA MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$7,000,000	Austin Certificates Bank of America-Series 2008-3312 (Miscellaneous Revenue)§††	0.35%	08/01/2032	$7,000,000
14,610,000	Glendale CA Public Financing Authority Parity Water Systems Project (Water & Sewer Revenue, FSA Insured)§††	0.29	02/01/2038	14,610,000
5,900,000	Bakersfield CA Series B (Water & Sewer Revenue, AGM Insured)§	0.34	09/01/2035	5,900,000
31,230,000	Big Bear Lake CA Southwest Gas Corporation Project Series A (Utilities Revenue)§	0.30	12/01/2028	31,230,000
8,645,000	Branch Banking & Trust Municipal Trust Floaters Series 2049 (GO — Local, Branch Banking & Trust LOC, FSA Insured)§††	0.31	02/01/2027	8,645,000
25,330,000	California Alternative Energy Source Financing Authority GE Capital Corporation Series A (Utilities Revenue)§††	0.29	10/01/2020	25,330,000
5,800,000	California CDA MFHR Glen Haven Apartments Series 2002 (Housing Revenue, FNMA Insured)§	0.30	04/15/2035	5,800,000
6,225,000	California Coast Community College Capital Appreciation Election 2002 PUTTER DB-621 (GO — Local, FSA Insured)§††	0.29	08/01/2028	6,225,000
11,105,000	California Educational Facilities Authority Charles Drew University (Education Revenue, Sovereign Bank LOC)§	0.37	11/01/2042	11,105,000
11,475,000	California Finance Authority Kehillah Jewish High School Series 2009 (Education Revenue, California Bank & Trust LOC)§	0.27	08/01/2039	11,475,000
8,725,000	California GO Series B-1 (GO — State, CitiBank NA LOC)§	0.25	05/01/2034	8,725,000
16,075,000	California GO Series C-3 (GO — State, Bank of America Corporation LOC)§	0.25	07/01/2023	16,075,000
4,900,000	California HFA Home Mortgage Series H (Housing Revenue, FNMA LOC)§	0.26	02/01/2036	4,900,000
22,275,000	California HFFA Childrens Hospital Series B (Hospital Revenue, Bank of America Corporation LOC)§	0.30	07/01/2042	22,275,000
7,000,000	California HFFA Floaters Series 3103 (Hospital Revenue)§††	0.30	08/15/2038	7,000,000
30,500,000	California Infrastructure & Economic Development Authority California Academy Series C (Energy Revenue)§	0.22	12/01/2029	30,500,000
1,490,000	California Infrastructure & Economic Development Bank Haig Precision Corporation Project (IDR, Bank of the West LOC)§	0.46	07/01/2030	1,490,000
1,910,000	California Infrastructure & Economic Development Bank California Academy Series A (Miscellaneous Revenue, U.S. Bank NA LOC)§	0.24	09/01/2038	1,910,000
8,715,000	California Infrastructure & Economic Development Bank California Academy Series C (Miscellaneous Revenue, Bank of Nova Scotia LOC)§	0.24	09/01/2038	8,715,000
4,940,000	California Infrastructure & Economic Development Bank California Academy Series C (Education Revenue, East West Bank LOC)§	0.32	12/01/2040	4,940,000
3,000,000	California Infrastructure & Economic Development Bank Lycee Francias de Los Angeles Project (Education Revenue, U.S. Bank NA LOC)§	0.28	09/01/2036	3,000,000
1,300,000	California Infrastructure & Economic Development Bank Orange County Performing Series A (Miscellaneous Revenue, Bank of America Corporation LOC)§	0.30	07/01/2034	1,300,000
22,960,000	California Infrastructure & Economic Development Bank Rand Corporation Series B (Miscellaneous Revenue, Bank of America Corporation LOC)§	0.30	04/01/2042	22,960,000
2,500,000	California Infrastructure & Economic Development Bank ROC RR II R-11527 (Transportation Revenue, AMBAC Insured)§††	0.27	07/01/2030	2,500,000
2,185,000	California Infrastructure & Economic Development Bank Society for the Blind Project (Miscellaneous Revenue, U.S. Bank NA LOC)§††	0.32	01/01/2037	2,185,000
6,500,000	California Infrastructure & Economic Development Bank The Bay Institute Aquarium Foundation (Miscellaneous Revenue)§	0.26	06/01/2025	6,500,000
1,000,000	California Municipal Finance Authority Chevron USA Incorporated Project (Energy Revenue)§	0.24	06/01/2025	1,000,000
61,530,000	California Municipal Finance Authority Chevron USA Recovery Zone Project Series A (Miscellaneous Revenue)§	0.24	11/01/2035	61,530,000
19,540,000	California Municipal Finance Authority Pacific Institute Series A (Health Revenue, California Bank & Trust LOC)§	0.26	08/01/2037	19,540,000
6,935,000	California Municipal Finance Authority San Francisco Planning Project (Miscellaneous Revenue)§	0.26	12/01/2042	6,935,000
4,700,000	California PCFA Exempt Facilities Revenue Exxon Mobil Project (Energy Revenue)§	0.22	12/01/2029	4,700,000

28 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
CALIFORNIA MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$3,200,000	California PCFA Musco Family Olive Series A (Resource Recovery Revenue, Bank of the West LOC)§	0.29%	11/01/2019	$3,200,000
18,600,000	California PCFA Pacific Gas & Electric Series F (Utilities Revenue, JPMorgan Chase & Company LOC)§	0.24	11/01/2026	18,600,000
3,400,000	California PCFA Solid Waste John & Ann M Verwey Project (Miscellaneous Revenue, Bank of America Corporation LOC)§	0.35	05/01/2028	3,400,000
1,400,000	California PCFA Solid Waste Milk Time Dairy Farms Project (Miscellaneous Revenue, | Bank of the West LOC)§	0.35	11/01/2027	1,400,000
6,000,000	California PCFA Solid Waste Milk Time Dairy Farms Project (Miscellaneous Revenue, CoBank ACB LOC)§	0.35	11/01/2027	6,000,000
3,000,000	California PCFA Solid Waste P&D Dairy & Poso Creek (Miscellaneous Revenue, Bank of the West LOC)§	0.35	05/01/2028	3,000,000
300,000	California PCFA Wadham Energy Series B (Resource Recovery Revenue, BNP Paribas LOC)§	0.37	11/01/2017	300,000
14,000,000	California PCFA Wadham Energy Series C (Resource Recovery Revenue, BNP Paribas LOC)§	0.37	11/01/2017	14,000,000
5,100,000	California PCFA (Energy Revenue)§	0.20	04/01/2017	5,100,000
15,665,000	California Refunding GO Branch Banking & Trust Company Municipal Trust Series 2000 (GO — State, Branch Banking & Trust LOC, FSA Insured)§††	0.30	07/10/2027	15,665,000
4,285,000	California Scripps Health Series F (Hospital Revenue, Northern Trust Company LOC)§	0.24	10/01/2031	4,285,000
7,480,000	California State Department of Veterans Affairs ROC RR II R-1131 (Housing Revenue)§††	0.34	12/01/2014	7,480,000
5,505,000	California State DWR Power Supply Revenue Series C-7 (Water & Sewer Revenue)§	0.30	05/01/2022	5,505,000
4,885,000	California State DWR Series 3019 (Water & Sewer Revenue)§††	0.29	06/01/2016	4,885,000
25,000,000	California State Economic Recovery Revenue Series C-5 (GO — State, Bank of America Corporation LOC)§	0.26	07/01/2023	25,000,000
2,750,000	California State EDFA Joseph Schmidt Project Series A (IDR, Bank of the West LOC)§	0.31	12/01/2026	2,750,000
7,665,000	California State Enterprise Development Authority Pocino Foods Company Project Series A (IDR)§	0.32	11/01/2033	7,665,000
4,000,000	California State Enterprise Development Authority Ramar International Corporation Project Series A (IDR, Bank of the West LOC)§	0.32	11/01/2033	4,000,000
10,000,000	California State Series A- Subseries A-1-2 RMKT (GO — State, Barclays Bank plc LOC)§	0.28	05/01/2040	10,000,000
600,000	California State Series A- Subseries C-2 RMKT (GO — State)§	0.29	05/01/2033	600,000
20,000,000	California State Series A-2-1 RMKT (GO — State, Royal Bank of Canada LOC)§	0.27	05/01/2040	20,000,000
20,000,000	California State Series A-Subseries A-1-1 RMKT (GO — State, Royal Bank of Canada LOC)§	0.25	05/01/2040	20,000,000
40,275,000	California State Series A2 (GO — State, Bank of Montreal LOC)§	0.25	05/01/2033	40,275,000
20,000,000	California State Series A3 (GO — State, Bank of Montreal LOC)§	0.25	05/01/2033	20,000,000
10,000,000	California State Series B Subseries B3 (GO — State, Barclays Bank plc LOC)§	0.27	05/01/2040	10,000,000
14,400,000	California State Series B5 (GO — State, CitiBank NA LOC)§	0.26	05/01/2034	14,400,000
8,450,000	California State Series C1 (GO — State, Bank of America Corporation LOC)§	0.27	05/01/2033	8,450,000
12,825,000	California Statewide CDA (Hospital Revenue, FSA Insured)§††	0.31	08/15/2032	12,825,000
7,255,000	California Statewide CDA Aegis Moraga Project C (Housing Revenue, FNMA Insured)§	0.31	07/01/2027	7,255,000
6,270,000	California Statewide CDA Aegis Pleasant Hill Series H (Housing Revenue, FNMA Insured)§	0.30	07/01/2027	6,270,000
9,500,000	California Statewide CDA Arbor Ridge Apartments Series B (Housing Revenue, FHLMC Insured)§	0.29	11/01/2036	9,500,000
990,000	California Statewide CDA Belmont Project Series F (Housing Revenue, FNMA Insured)§	0.28	06/15/2038	990,000
4,000,000	California Statewide CDA Charter Court Apartments Series L (Housing Revenue, FHLMC Insured)§	0.29	09/01/2040	4,000,000
24,400,000	California Statewide CDA Gas Supply Project (Utilities Revenue)§	0.38	02/01/2053	24,400,000
1,925,000	California Statewide CDA Grande Apartments Series TT (Housing Revenue, FNMA Insured)§	0.32	12/15/2034	1,925,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 29
CALIFORNIA MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$4,660,000	California Statewide CDA Greenback Manor Apartments Series A (Housing Revenue, East West Bank LOC)§	0.35%	02/01/2028	$4,660,000
10,000,000	California Statewide CDA Heritage Park Apartments Series C (Housing Revenue, FHLMC Insured)§††	0.28	01/01/2038	10,000,000
3,210,000	California Statewide CDA Horizons Indio Series F (Housing Revenue, CitiBank NA LOC)§	0.31	07/01/2038	3,210,000
6,775,000	California Statewide CDA La Puente Apartments Series JJ (Housing Revenue, U.S. Bank NA LOC)§	0.31	11/01/2031	6,775,000
12,170,000	California Statewide CDA Livermore Valley Arts Center Project (Miscellaneous Revenue, Bank of New York LOC)§	0.25	12/01/2036	12,170,000
6,500,000	California Statewide CDA Marinears Pointe Series A (Housing Revenue, FNMA Insured)§	0.27	02/15/2036	6,500,000
10,500,000	California Statewide CDA MFHR Canyon Country Apartments Series M (Housing Revenue, FHLMC Insured)§	0.29	12/01/2034	10,500,000
3,985,000	California Statewide CDA MFHR Granite Oaks Apartments Series R (Housing Revenue, FNMA Insured)§	0.32	10/15/2030	3,985,000
11,500,000	California Statewide CDA MFHR Imperial Park Apartments Series 00 (Housing Revenue, FHLMC Insured)§	0.39	11/01/2040	11,500,000
21,700,000	California Statewide CDA MFHR Series 2680 (Housing Revenue, FHLMC Insured)§	0.39	05/15/2018	21,700,000
7,000,000	California Statewide CDA Multifamily Housing Desert Palms Series A (Housing Revenue, FHLMC Insured)§	0.28	08/01/2045	7,000,000
1,300,000	California Statewide CDA Multifamily Housing PUTTER Series 2681 (Housing Revenue, JPMorgan Chase Bank LOC)§††	0.49	05/15/2018	1,300,000
3,200,000	California Statewide CDA Multifamily Housing Seasons at Lakewood Series A (Housing Revenue, FNMA Insured)§	0.32	05/15/2037	3,200,000
7,840,000	California Statewide CDA Oakmont Senior Living Series Y (Housing Revenue, FNMA Insured)§	0.29	08/01/2031	7,840,000
8,640,000	California Statewide CDA Olympus Park Apartments Series Y (Housing Revenue, FNMA Insured)§	0.30	10/15/2030	8,640,000
1,400,000	California Statewide CDA PCR Chevron USA Incorporated Project (Energy Revenue)§	0.24	05/15/2024	1,400,000
18,845,000	California Statewide CDA Rady Children’s Hospital Series A (Hospital Revenue, U.S. Bank NA LOC)§	0.25	08/15/2047	18,845,000
5,265,000	California Statewide CDA Seasons Senior Apartments Series B (Housing Revenue, FNMA Insured)§	0.30	05/15/2037	5,265,000
40,540,000	California Statewide CDA Series 3102 (Hospital Revenue, AMBAC Insured)§	0.29	11/15/2048	40,540,000
6,000,000	California Statewide CDA Series 3108 (Hospital Revenue, AMBAC Insured)§††	0.29	08/15/2038	6,000,000
40,000,000	California Statewide CDA Series 381 (Hospital Revenue, AMBAC Insured)§	0.28	11/01/2040	40,000,000
5,665,000	California Statewide CDA Sunrise of Danville Project Series A (Housing Revenue, FNMA Insured)§	0.31	05/01/2027	5,665,000
2,150,000	California Statewide CDA Tyrella Gardens Apartments Series B (Housing Revenue, CitiBank NA LOC)§	0.35	06/01/2036	2,150,000
740,000	California Statewide CDA University Retirement Community Project (Health Revenue, Bank of America Corporation LOC)§	0.28	11/15/2038	740,000
4,000,000	California Statewide CDA Villa Paseo Senior Project MM (Housing Revenue, East West Bank LOC)§	0.30	11/01/2035	4,000,000
2,900,000	California Statewide CDA Village at Hesperia Series CCC (Housing Revenue, FNMA Insured)§	0.31	11/15/2039	2,900,000
4,375,000	California Statewide CDA Village at Ninth Apartments Series D (Housing Revenue, FNMA Insured)§	0.31	11/15/2035	4,375,000
3,605,000	California Statewide CDA Village at Shaw Apartments Series E (Housing Revenue, FNMA Insured)§	0.32	11/15/2035	3,605,000

30 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
CALIFORNIA MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$4,538,000	California Statewide University of San Francisco Series 2005B (Education Revenue, Bank of America Corporation LOC)§	0.31%	10/01/2035	$4,538,000
1,755,000	Camarillo CA Hacienda De Camarillo Project (Housing Revenue, FNMA Insured)§	0.28	10/15/2026	1,755,000
7,680,000	Chino Basin CA Regional Financing Authority Inland Empire Utility Series B (Water & Sewer Revenue)§	0.26	06/01/2032	7,680,000
2,100,000	Concord CA MFHR (Housing Revenue, FHLMC Insured)§	0.48	12/01/2016	2,100,000
1,300,000	Contra Costa County CA Series B (Housing Revenue, FNMA Insured)§	0.27	11/15/2022	1,300,000
11,000,000	Corona CA Household Bank Project B (Housing Revenue, FNMA Insured)§	0.30	02/01/2023	11,000,000
16,725,000	Deutsche Bank Spears Lifers Trust Series DB 384 (GO — Local, NATL-RE Insured)§††	0.31	06/01/2032	16,725,000
3,740,000	Deutsche Bank Spears Lifers Trust Series DB-382 (GO — Local, NATL-RE Insured)§††	0.31	08/01/2030	3,740,000
36,625,000	Deutsche Bank Spears Lifers Trust Series 287 (GO — Local, NATL-RE Insured)§††	0.31	09/01/2037	36,625,000
9,080,000	Deutsche Bank Spears Lifers Trust Series DB-448 (GO — Local, FSA Insured)§††	0.29	07/01/2032	9,080,000
3,987,000	Deutsche Bank Spears Lifers Trust Series DB-457 (GO — State, FSA Insured)§††	0.29	08/01/2032	3,987,000
9,950,000	Deutsche Bank Spears Lifers Trust Series DB-477 (GO — Local, FSA FGIC AMBAC Insured)§††	0.29	12/01/2024	9,950,000
10,495,000	Deutsche Bank Spears Lifers Trust Series DB-490 (Tax Revenue, FSA Insured)§††	0.29	02/01/2031	10,495,000
15,968,000	Deutsche Bank Spears Lifers Trust Series DB-490 (GO — Local, FSA Insured)§††	0.29	08/01/2042	15,968,000
4,175,000	Deutsche Bank Spears Lifers Trust Series DB-628 (GO — Local, FSA Insured)§††	0.29	08/01/2031	4,175,000
6,860,000	Deutsche Bank Spears Lifers Trust Series DB-629 (GO — Local, NATL-RE Insured)§††	0.29	08/01/2031	6,860,000
4,520,000	Deutsche Bank Spears Lifers Trust Series DB-630 (GO — Local, NATL-RE Insured)§††	0.29	02/01/2024	4,520,000
14,910,000	Deutsche Bank Spears Lifers Trust Series DB-632 (GO — Local, FSA-CR FGIC Insured)§††	0.29	08/01/2033	14,910,000
8,918,000	Deutsche Bank Spears Lifers Trust Series DB-670 (GO — Local, FSA Insured)§††	0.29	06/01/2028	8,918,000
10,000,000	Deutsche Bank Spears Lifers Trust Series DBE-247 (Tax Revenue, FGIC Insured)§††	0.31	12/01/2030	10,000,000
3,500,000	Deutsche Bank Spears Lifers Trust Series DBE-383 (GO — Local, FGIC Insured)§	0.31	08/01/2029	3,500,000
8,075,000	Deutsche Bank Spears Lifers Trust Series DBE-383 (GO — Local, FGIC Insured)§	0.31	08/01/2035	8,075,000
3,155,000	Deutsche Bank Spears Lifers Trust Series DBE-444 (GO — Local, FGIC Insured)§††	0.29	08/01/2032	3,155,000
2,695,000	Deutsche Bank Spears Lifers Trust Series DBE-500 (Water & Sewer Revenue, AMBAC Insured)§††	0.29	11/01/2038	2,695,000
1,025,000	Deutsche Bank Spears Lifers Trust Series DBE-575 (Tax Revenue, AMBAC Insured)§††	0.29	09/01/2029	1,025,000
7,165,000	Deutsche Bank Spears Lifers Trust Series DBE-625 (Tobacco Revenue, AMBAC Insured)§††	0.29	06/01/2028	7,165,000
8,800,000	Deutsche Bank Spears Lifers Trust Series DBE-637 (GO — Local)§††	0.29	08/01/2047	8,800,000
3,716,000	Deutsche Bank Spears Lifers Trust Series DBE-648 (GO — Local, FSA NATL-RE FGIC Insured)§††	0.29	09/01/2029	3,716,000
7,176,000	Deutsche Bank Spears Lifers Trust Series DBE-649 (GO — Local)§	0.29	08/01/2040	7,176,000
428,000	Deutsche Bank Spears Lifers Trust Series DBE-650 (GO — Local)§	0.29	08/01/2048	428,000
5,484,000	Deutsche Bank Spears Lifers Trust Series DBE-652 (GO — Local)§	0.29	08/01/2049	5,484,000
2,002,000	Deutsche Bank Spears Lifers Trust Series DBE-656 (GO — Local)§††	0.29	08/01/2050	2,002,000
22,380,000	East Bay CA Municipal Utilities District Water System Series A-1 (Water & Sewer Revenue)§	0.24	06/01/2038	22,380,000
21,200,000	East Bay CA Municipal Utilities District Water System Series A-3 (Water & Sewer Revenue)§	0.24	06/01/2038	21,200,000
9,755,000	Eastern Municipal Water District California Water & Sewer COP Series D (Water & Sewer Revenue)§	0.24	07/01/2023	9,755,000
25,800,000	Eclipse Funding Trust 2006-0002-Solar Eclipse-Los Angeles (GO — Local, U.S. Bank NA LOC)§††	0.28	07/01/2030	25,800,000
10,215,000	Eclipse Funding Trust 2007-0079 Solar Eclipse-Los Angeles (GO — Local, U.S. Bank NA LOC)§††	0.28	08/01/2032	10,215,000
2,180,000	Eclipse Funding Trust California Educational Facilities 2006-0065 Solar Eclipse Pepperdine (Education Revenue, U.S. Bank NA LOC)§††	0.27	12/01/2013	2,180,000
2,810,000	El Dorado CA Irrigation District & El Dorado Water Agency Series A (Water & Sewer Revenue)§	0.29	03/01/2036	2,810,000
6,875,000	Elsinore Valley CA Municipal Water District COP Series B (Water & Sewer Revenue, U.S. Bank NA LOC)§	0.25	07/01/2035	6,875,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 31
CALIFORNIA MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$10,000,000	Financing Authority Municipal Trust Receipts SGC-49 Class — A (Water & Sewer Revenue, Societe Generale LOC, FGIC Insured)§††	0.29%	12/01/2035	$10,000,000
9,800,000	Fremont CA Treetops Apartments Series A (Housing Revenue, FNMA Insured)§	0.30	08/15/2026	9,800,000
12,870,000	Glendale CA Water Revenue (GO — Local, NATL-RE Insured)§††	0.29	09/01/2027	12,870,000
4,030,000	Golden State Tobacco Securitization Corporation California Tobacco Settlement ROC RR II R-11432 (Tobacco Revenue, AGC-ICC Insured)§††	0.33	06/01/2035	4,030,000
6,255,000	Golden State Tobacco Securitization Corporation California Tobacco Settlement ROC RR II R-11442 (Tobacco Revenue, AGC-ICC Insured)§††	0.33	06/01/2035	6,255,000
21,290,000	Golden State Tobacco Securitization Corporation California Tobacco Settlement ROC RR II R-11443 (Tobacco Revenue, AGC-ICC Insured)§	0.36	06/01/2045	21,290,000
5,000,000	Golden State Tobacco Securitization Corporation California Tobacco Settlement ROC RR II R-287X (Tobacco Revenue, CIFG-TCRS Insured)§††	0.27	06/01/2011	5,000,000
3,380,000	Grossmont CA USD Capital Appreciation Election of 2004 (Tobacco Revenue, FGIC Insured)§††	0.29	06/01/2035	3,380,000
7,425,000	Grossmont Cuyamaca CA Community College District ROC RR II R-11519 (GO — Local, Assured Guaranty Insured)§††	0.29	02/01/2016	7,425,000
4,800,000	Hartnell CA Community College District Series 2966 (GO — Local, FSA Insured)§††	0.29	06/01/2014	4,800,000
7,400,000	Hayward CA Housing Authority MFHR Barrington Hills Series A (Housing Revenue, FNMA Insured)§	0.27	06/15/2025	7,400,000
4,000,000	Hayward CA MFHR Shorewood Series A (Housing Revenue, FNMA Insured)§	0.27	07/15/2014	4,000,000
1,000,000	Hemet CA MFHR Sunwest Retirement Series A (Housing Revenue, FHLMC Insured)§	0.27	01/01/2025	1,000,000
3,970,000	Hemet CA USD Facilities Project (Lease Revenue, State Street Bank & Trust Company LOC)§	0.23	10/01/2036	3,970,000
4,455,000	Hesperia CA USD COP Interim School Facility Funding Program (Lease Revenue, AGM Insured)§	0.50	02/01/2018	4,455,000
12,895,000	Hesperia CA USD COP Interim School Facility Funding Program (Lease Revenue, AGM Insured)§	0.50	02/01/2028	12,895,000
12,380,000	Hesperia CA USD COP Interim School Facility Funding Program (GO — Local, AGM Insured)§	0.50	02/01/2038	12,380,000
6,620,000	Highland CA RDA Jeffrey Court Senior Apartments (Housing Revenue, East West Bank LOC)§	0.29	03/01/2028	6,620,000
2,000,000	Imperial CA Community College District Capital Appreciation Election of 2004 Project Series C (Education Revenue, FSA Insured)§††	0.32	08/01/2030	2,000,000
50,000	Irvine CA Improvement Board Act 1915 Assessment District #04-21-B (Tax Revenue, KBC Bank NV LOC)§	0.30	09/02/2030	50,000
3,200,000	Irvine CA Improvement Board Act 1915 Series 07-22-A (Tax Revenue, KBC Bank NV LOC)§	0.30	09/02/2032	3,200,000
4,626,000	Irvine CA Improvement Board Act District No. 87-8 (Tax Revenue, KBC Bank NV LOC)§	0.30	09/02/2024	4,626,000
8,700,000	Kings County CA Housing Authority Edgewater LLSE Apartments Series A (Housing Revenue, FNMA Insured)§	0.27	02/15/2031	8,700,000
5,500,000	Lancaster CA Redevelopment Agency MFHR 20th Street Apartments Project Series C (Housing Revenue, FNMA Insured)§	0.28	12/01/2026	5,500,000
3,935,000	Lodi CA USD Election 2002 Project (Water & Sewer Revenue)§††	0.29	07/01/2017	3,935,000
4,780,000	Los Angeles CA Community College District Series 2864 (GO — Local, FSA Insured)§††	0.29	08/01/2014	4,780,000
10,365,000	Los Angeles CA Community RDA Second & Central Apartments Project (Housing Revenue, HSBC Bank USA NA LOC)§	0.29	12/01/2038	10,365,000
6,290,000	Los Angeles CA Community RDA Security Building Project Series A (Housing Revenue, FNMA Insured)§	0.29	12/15/2034	6,290,000
10,000,000	Los Angeles CA COP Samuel A Fryer Yavney Series A (Education Revenue, California Bank & Trust LOC)§	0.27	08/01/2038	10,000,000
10,505,000	Los Angeles CA DW&P ROC RR II R-11531 (Water & Sewer Revenue, NATL-RE Insured)§††	0.29	01/01/2013	10,505,000
5,000,000	Los Angeles CA DW&P Subseries A4 (Utilities Revenue)§	0.24	07/01/2035	5,000,000

32 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
CALIFORNIA MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$5,355,000	Los Angeles CA Kadima Hebrew Acadamy Project Series A (Education Revenue, Bank of America Corporation LOC)§	0.51%	08/01/2035	$5,355,000
3,540,000	Los Angeles CA Mission Village Terrace Apartments (Housing Revenue, East West Bank LOC)§	0.30	07/01/2027	3,540,000
400,000	Los Angeles CA Power System Subseries A5 (Utilities Revenue)§	0.25	07/01/2035	400,000
5,000,000	Los Angeles CA Power System Subseries-A6 (Utilities Revenue)§	0.24	07/01/2035	5,000,000
5,785,000	Los Angeles CA Waste Water System Series 2254 (Water & Sewer Revenue, NATL-RE Insured)§††	0.29	06/01/2013	5,785,000
8,330,000	Los Angeles CA Waste Water System Subseries G (Water & Sewer Revenue, Bank of America Corporation LOC)§	0.29	06/01/2032	8,330,000
7,875,000	Los Angeles CA Water & Power Series 2971 (Utilities Revenue, FSA Insured)§††	0.29	01/01/2014	7,875,000
4,300,000	Los Angeles CA Watts Athens Apartments Series A (Housing Revenue, CitiBank (West) FSB LOC)§	0.29	08/15/2030	4,300,000
635,000	Los Angeles County CA CDA MFHR Met Apartments Project (Housing Revenue, FNMA Insured)§	0.26	12/15/2024	635,000
12,600,000	Los Angeles County CA Metropolitan Transportation Authority Series C3 (Tax Revenue)§	0.22	07/01/2025	12,600,000
4,350,000	Los Angeles County CA Metropolitan Transportation Authority Series C4 (Tax Revenue, U.S. Bank NA LOC)§	0.22	07/01/2025	4,350,000
10,370,000	Los Angeles USD COP Administration Building Project Series A (Lease Revenue, Bank of America Corporation LOC)§	0.29	10/01/2024	10,370,000
5,065,000	Los Rios CA Community College District Series 2972 (GO — Local, FSA Insured)§††	0.29	02/01/2013	5,065,000
10,590,000	Manteca CA RDA Amended Merger Project (Tax Revenue, State Street Bank & Trust Company LOC)§	0.29	10/01/2042	10,590,000
16,455,000	Menlo Park CA CDA Las Pulgas Community Development (Tax Revenue, State Street Bank & Trust Company LOC)§	0.29	01/01/2031	16,455,000
12,515,000	Metropolitan Water District Southern California Waterworks (Water & Sewer Revenue)§††	0.29	02/01/2015	12,515,000
29,800,000	Metropolitan Water District Southern California Waterworks Class A (Water & Sewer Revenue)§††	0.29	07/01/2037	29,800,000
11,900,000	Metropolitan Water District Southern California Waterworks Series C (Water & Sewer Revenue)§	0.26	07/01/2027	11,900,000
21,700,000	Metropolitan Water District Southern California Waterworks Series C2 (Water & Sewer Revenue)§	0.25	07/01/2036	21,700,000
700,000	Modesto County CA Multifamily Housing Shadowbrook Apartments Series A (Housing Revenue, FNMA Insured)§	0.27	05/15/2031	700,000
70,915,000	Morgan Hill CA RDA Tax Allocation Ojo de Agua Redevelopment Project A (Tax Revenue, Scotia Bank LOC)§	0.27	09/01/2033	70,915,000
7,000,000	Napa CA Water Revenue (Lease Revenue, AMBAC Insured)§††	0.29	12/01/2011	7,000,000
8,130,000	Northern California Power Agency RB Hydroelectric Project Series A (Utilities Revenue, Dexia Credit Local LOC)§	0.29	07/01/2032	8,130,000
6,600,000	Northern California Transmission Agency RRB Oregon Transmission Project Series A (Utilities Revenue, AGM Insured)§	0.35	05/01/2024	6,600,000
8,900,000	Oakland CA Redevelopment Agency MFHR (Housing Revenue)§	0.38	10/01/2050	8,900,000
1,050,000	Oceanside CA Ace-Shadow Way (Housing Revenue, FHLMC LOC)§	0.33	03/01/2049	1,050,000
6,500,000	Ontario County CA MFHR (Housing Revenue, FHLMC Insured)§	0.26	12/01/2035	6,500,000
6,070,000	Orange County CA Apartment Development Authority Project Class A (Housing Revenue, FNMA Insured)§	0.29	12/15/2028	6,070,000
14,900,000	Orange County CA Apartment Development Revenue Park Place Apartments Project Series A (Housing Revenue, FHLMC Insured)§	0.28	04/01/2024	14,900,000
4,000,000	Orange County CA Apartment Development Revenue Park Ridge Villas Project (Housing Revenue, FNMA Insured)§	0.27	11/15/2028	4,000,000
9,449,000	Orange County CA Apartment Development Revenue Series D Harbor Pointe Project (Housing Revenue, FHLMC Insured)§	0.27	12/01/2022	9,449,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 33
CALIFORNIA MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$840,000	Orange County CA Apartment Development Villas Aliento Series E Project (Housing Revenue, FNMA Insured)§	0.33%	08/15/2028	$840,000
680,000	Orange County CA Apartment Development Villas La Paz Series F Project (Housing Revenue, FNMA Insured)§	0.33	08/15/2028	680,000
1,075,000	Orange County CA COP Sanitation District Series 25297 (Water & Sewer Revenue, FSA Insured)§††	0.29	02/01/2015	1,075,000
23,900,000	Orange County CA COP Sanitation District Series A (Water & Sewer Revenue)§	0.30	08/01/2029	23,900,000
13,900,000	Orange County CA COP Sanitation District Series B (Water & Sewer Revenue)§	0.30	08/01/2030	13,900,000
31,870,000	San Francisco CA Bay Area Community College District Election 2000 Project Series D (GO — Local)§††	0.29	08/01/2015	31,870,000
500,000	Petaluma CA Community Development MFHR Oakmont at Petaluma Series A (Housing Revenue, U.S. Bank NA LOC)§	0.31	04/01/2026	500,000
6,420,000	PFOTER PPT-1007 Class A (Housing Revenue, FHLMC Insured)§††	0.38	05/01/2027	6,420,000
7,000,000	Rancho CA Water District Financing Authority Series B (Water & Sewer Revenue, UBS AG LOC)§	0.26	08/15/2031	7,000,000
35,985,000	RBC Municipal Products Incorporated Trust Floater Certificates Series E-17 (Tax Revenue)§††	0.29	03/01/2034	35,985,000
19,835,000	Riverside CA COP (Lease Revenue)§	0.30	03/01/2037	19,835,000
3,245,000	Riverside CA Electric Project PUTTER Series 3042Z (Utilities Revenue, FSA Insured)§††	0.27	04/01/2016	3,245,000
1,900,000	Riverside County CA IDA Cryogenic Project Issue B (IDR, Bank of America Corporation LOC)§	0.29	07/05/2014	1,900,000
8,500,000	Riverside County CA Public Safety Project (Lease Revenue, Bank of America Corporation LOC)§	0.30	11/01/2039	8,500,000
22,450,000	Roseville CA Electric Systems COP Series A (Utilities Revenue)§	0.32	02/01/2035	22,450,000
7,000,000	Sacramento CA Housing Authority Shenandoah Apartments Series F (Housing Revenue, FNMA Insured)§	0.30	09/15/2036	7,000,000
5,000,000	Sacramento County CA Housing Authority (Housing Revenue, FNMA Insured)§	0.27	07/15/2029	5,000,000
8,350,000	Sacramento County CA Housing Authority Arlington Creek Apartment Series I (Housing Revenue, FNMA Insured)§	0.29	05/15/2034	8,350,000
10,000,000	Sacramento County CA Housing Authority Logan Park Apartments Series E (Housing Revenue, FHLMC Insured)§	0.29	05/01/2042	10,000,000
6,535,000	Sacramento County CA Housing Authority MFHR Cascades Series D (Housing Revenue, FNMA Insured)§	0.30	09/15/2035	6,535,000
6,000,000	Sacramento County CA Housing Authority MFHR Normandy Park Apartments Series A (Housing Revenue, FNMA Insured)§	0.30	02/15/2033	6,000,000
2,900,000	Sacramento County CA Housing Authority Seasons at Winter Series C2 (Housing Revenue, FHLMC Insured)§	0.27	08/01/2034	2,900,000
6,555,000	Sacramento County CA Housing Authority Shadwood Apartments Project Issue A (Housing Revenue, FHLMC Insured)§	0.28	12/01/2022	6,555,000
10,000,000	Sacramento County CA River Pointe Housing Authority Apartments Series B (Housing Revenue, FNMA Insured)§	0.27	08/15/2027	10,000,000
10,000,000	Sacramento County CA Sanitation District Financing Authority Municipal Trust Receipts SGC-48 Class-A (Water & Sewer Revenue, Societe Generale LOC, FGIC Insured)§††	0.29	12/01/2035	10,000,000
5,000,000	Sacramento County CA Sanitation District Financing Authority Subordinate Lien Sacramento District E (Water & Sewer Revenue, U.S. Bank NA LOC)§	0.27	12/01/2040	5,000,000
11,520,000	Sacramento County CA Sanitation District Financing Authority Subordinate Lien Sacramento Regulation Series C (Water & Sewer Revenue, Bank of America Corporation LOC)§	0.29	12/01/2030	11,520,000
7,000,000	San Bernardino CA RDA Silver Woods Apartments Project (Housing Revenue, FNMA Insured)§††	0.30	05/01/2026	7,000,000
5,500,000	San Bernardino County CA Flood Control District (Tax Revenue, UBS AG LOC)§	0.26	08/01/2037	5,500,000
6,115,000	San Bernardino County CA MFHR Green Valley Apartments Project Series A (Housing Revenue, FNMA Insured)§	0.27	05/15/2029	6,115,000
5,600,000	San Bernardino County CA MFHR Sycamore Terrace Project Series A (Housing Revenue, FNMA Insured)§	0.27	05/15/2029	5,600,000
1,500,000	San Bernardino County CA Parkview Series A (Housing Revenue, FNMA Insured)§	0.28	02/15/2027	1,500,000

34 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
CALIFORNIA MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$4,725,000	San Diego County CA Burnham Institute RMKT-7-2-09 (Miscellaneous Revenue, Bank of America Corporation LOC)§	0.31%	11/01/2030	$4,725,000
4,695,000	San Diego County CA Regional Transportation Community Limited Tax Series A (Tax Revenue)§	0.26	04/01/2038	4,695,000
4,005,000	San Diego County CA Regional Transportation Community Limited Tax Series B (Tax Revenue)§	0.26	04/01/2038	4,005,000
28,925,000	San Diego County CA Regional Transportation Community Limited Tax Series D (Tax Revenue)§	0.32	04/01/2038	28,925,000
1,545,000	San Diego County CA Water Authority COP Series 2873 (Water & Sewer Revenue, FSA Insured)§††	0.29	05/01/2013	1,545,000
4,700,000	San Francisco CA Bay Area Rapid Transportation District Election of 2004 Series B (Education Revenue, AGM-CR FGIC Insured)§††	0.29	11/15/2015	4,700,000
14,450,000	San Francisco CA City & County Airport Commission Series 37-C (Airport Revenue, FSA Insured)§	0.32	05/01/2029	14,450,000
7,690,000	San Francisco CA City & County Airports Commission Second Series 37-D (Airport Revenue, AGM Insured)§	0.32	05/01/2030	7,690,000
9,645,000	San Francisco CA City & County Finance Corporation Moscone Center (Lease Revenue, State Street Bank & Trust Company LOC)§	0.27	04/01/2030	9,645,000
4,635,000	San Francisco CA City & County MFHR Carter Terrace Apartments Series B (Housing Revenue, CitiBank NA LOC)§	0.30	03/01/2036	4,635,000
9,250,000	San Francisco CA City & County RDA Community Facilities District Hunters Point Series A (Tax Revenue, JPMorgan Chase & Company LOC)§	0.35	08/01/2036	9,250,000
47,500,000	San Francisco CA City & County RDA Fillmore Center Series B1 (Housing Revenue, FHLMC Insured)§	0.29	12/01/2017	47,500,000
2,775,000	San Francisco CA City & County RDA MFHR Leland Polk Senior Community Series A (Housing Revenue, CitiBank NA LOC)§	0.30	12/01/2019	2,775,000
6,260,000	San Francisco CA City & County RDA Notre Dame Apartments Series G (Housing Revenue, CitiBank NA LOC)§	0.29	12/01/2033	6,260,000
8,625,000	San Francisco CA City & County RDA Orlando Cepeda Place Series D (Housing Revenue, CitiBank NA LOC)§	0.33	11/01/2033	8,625,000
27,445,000	San Francisco City & County International Airport Series 36-C (Airport Revenue, FSA Insured)§	0.34	05/01/2026	27,445,000
2,385,000	San Francisco City & County RDA Community Facilities District # 4 (Tax Revenue, Bank of America Corporation LOC)§	0.30	08/01/2031	2,385,000
8,800,000	San Jose CA Cinnabar Commons Series C (Housing Revenue, FHLMC Insured)§	0.28	02/01/2037	8,800,000
4,125,000	San Jose CA Financing Authority Lease Revenue Civic Center Project Series B (Water & Sewer Revenue, AGM-CR AMBAC Insured)§††	0.29	01/01/2015	4,125,000
2,565,000	San Jose CA Financing Authority Lease Revenue Civic Center Project Series B (GO — Local, AGM Insured)§††	0.44	08/01/2012	2,565,000
10,600,000	San Jose CA MFHR Raintree Apartments Series A (Housing Revenue, FHLMC Insured)§	0.29	02/01/2038	10,600,000
4,230,000	San Jose CA Turnleaf Apartments Series A (Housing Revenue, FHLMC Insured)§	0.31	06/01/2036	4,230,000
1,120,000	San Leandro CA Carlton Plaza Series A (Housing Revenue, FNMA Insured)§	0.29	09/15/2032	1,120,000
5,025,000	San Leandro CA Parkside Commons Apartments Project (Housing Revenue, FNMA Insured)§	0.29	07/15/2018	5,025,000
9,460,000	San Mateo County CA Community College District Capital Appreciation Election 2001 Series B (GO — Local, NATL-RE Insured)§††	0.29	06/01/2031	9,460,000
7,500,000	Santa Ana CA HCFR Multi-Model Town & Country Project BNP Paribas (Health Revenue, KBC Bank NV LOC)§	0.32	10/01/2020	7,500,000
13,360,000	Santa Clara CA Subseries B (Utilities Revenue, Dexia Credit Local LOC)§	0.31	07/01/2027	13,360,000
20,735,000	Santa Clara County CA Financing Authority Multiple Facilities Projects Series M (Lease Revenue, Bank of America Corporation LOC)§	0.29	05/15/2035	20,735,000
5,900,000	Santa Clara County CA MFHR Benton Park Center Apartments Project Series A (Housing Revenue, FNMA Insured)§	0.26	12/15/2025	5,900,000
20,975,000	Santa Clara Valley CA Transportation Authority Measure A Project Series C (Tax Revenue)§	0.25	08/01/2036	20,975,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 35
CALIFORNIA MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$3,120,000	Santa Rosa CA Alderbrook Heights Apartments (Housing Revenue, Exchange Bank LOC)§	0.31%	05/01/2040	$3,120,000
2,025,000	Sequoia CA University High School District (GO — Local, FSA Insured)§††	0.29	07/01/2014	2,025,000
695,000	Simi Valley CA MFHR Series A (Housing Revenue, FHLMC Insured)§	0.26	07/01/2023	695,000
5,700,000	Simi Valley CA Shadowridge Apartments Project (Housing Revenue, FHLMC Insured)§	0.29	09/01/2019	5,700,000
5,750,000	Stockton CA HCFR Series A (Hospital Revenue, CitiBank NA LOC)§	0.29	12/01/2032	5,750,000
8,220,000	Sweetwater CA Union High School District ROC RR II 11484 (GO — Local, FSA Insured)§††	0.31	02/01/2013	8,220,000
2,640,000	Tahoe Forest CA Hospital District Revenue (Hospital Revenue, U.S. Bank NA LOC)§	0.29	07/01/2033	2,640,000
9,100,000	Tustin CA USD Special Tax Community Facilities District Number 07-1 (Tax Revenue)§	0.29	09/01/2050	9,100,000
10,585,000	University of California Limited Project Series D (Water & Sewer Revenue, AMBAC Insured)§††	0.29	11/01/2015	10,585,000
18,000,000	Upland CA Community RDA Sunset Ridge Apartments (Housing Revenue, East West Bank LOC)§	0.26	08/01/2037	18,000,000
7,300,000	Vacaville CA MFHR Quail Run Project Series A (Housing Revenue, FNMA Insured)§	0.32	07/15/2018	7,300,000
2,350,000	Vacaville CA MFHR Sycamore Apartments Series A (Housing Revenue, FNMA Insured)§	0.28	05/15/2029	2,350,000
885,000	Vallejo CA Housing Authority Multifamily Mortgage Refunding (Housing Revenue, FNMA Insured)§	0.32	05/15/2022	885,000
2,000,000	Victorville CA Joint Powers Finance Authority Project A (Utilities Revenue, BNP Paribas LOC)§	1.75	05/01/2040	2,000,000
3,620,000	Walnut Creek CA Creekside Drive (Housing Revenue, FHLMC Insured)§	0.33	04/01/2027	3,620,000
600,000	Whittier CA Health Facilities Presbyterian Intercommunity Project Series C (Hospital Revenue, U.S. Bank NA LOC)§	0.26	06/01/2036	600,000

				2,648,092,000

Other: 0.47%

Variable Rate Demand Notes: 0.47%
10,404,658	FHMLC Multifamily Certificates (Housing Revenue)§	0.35	11/15/2034	10,404,658
2,839,989	FHMLC Multifamily Certificates (Housing Revenue)§	0.35	08/15/2045	2,839,989

				13,244,647

Puerto Rico: 1.94%

Variable Rate Demand Notes: 1.94%
26,760,000	Puerto Rico Commonwealth Highway & Transportation Authority Series 2148 (Tax Revenue, AGC-ICC CIFG Insured)§††	0.34	07/01/2041	26,760,000
2,605,000	Puerto Rico Commonwealth Highway & Transportation Authority Series A (Tax Revenue, Scotia Bank LOC)§	0.28	07/01/2028	2,605,000
10,780,000	Puerto Rico Electric Power Authority Municipal Trust Receipts-SGC-57 Class A (Utilities Revenue, FSA Insured)§††	0.29	07/01/2029	10,780,000
12,750,000	Puerto Rico Sales Tax Financing Corporation ROC-RR-II-R11763 (Tax Revenue)§††	0.30	12/01/2047	12,750,000
1,900,000	Puerto Rico Sales Tax Financing Corporation Series 11829 (Tax Revenue, AGM Insured)§††	0.31	02/01/2034	1,900,000

				54,795,000

Total Municipal Bonds and Notes (Cost $2,819,831,647)				2,819,831,647

36 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
CALIFORNIA MUNICIPAL MONEY MARKET FUND

Principal Security Name		Value
Total Investments in Securities (Cost $2,819,831,647)*	99.92%	$2,819,831,647
Other Assets and Liabilities, Net	0.08	2,394,276

Total Net Assets	100.00%	$2,822,225,923

§	These securities are subject to a demand feature which reduces the effective maturity.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 37
MINNESOTA MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Municipal Bonds and Notes: 99.97%

Minnesota: 99.97%

Variable Rate Demand Notes: 99.97%
$1,710,000	Andover MN Senior Housing Presbyterian Homes Incorporated Project (Health Revenue, FNMA Insured)§	0.27%	11/15/2033	$1,710,000
1,635,000	Becker MN Plymouth Foam Project (IDR, U.S. Bank NA LOC)§	0.47	05/01/2019	1,635,000
2,410,000	Bloomington MN Norlan Partners Series B (Housing Revenue, LaSalle Bank NA LOC)§	0.38	07/15/2032	2,410,000
2,050,000	Bloomington MN Presbyterian Homes (Housing Revenue, FHLMC Insured)§	0.27	07/01/2038	2,050,000
400,000	Burnsville MN Bridgeway Apartments Project (Housing Revenue, FNMA Insured)§	0.27	10/15/2033	400,000
1,100,000	Cohasset MN Power & Light Company Project B (IDR, LaSalle Bank NA LOC)§	0.54	06/01/2013	1,100,000
1,250,000	Cohasset MN Power & Light Company Project C (IDR, LaSalle Bank NA LOC)§	0.57	06/01/2013	1,250,000
2,755,000	Coon Rapids MN Drake Apartments Project A (Housing Revenue, FNMA Insured)§	0.33	06/15/2038	2,755,000
1,200,000	Dakota County MN CDA View Pointe Apartments Project Series 2007-A (Housing Revenue, FNMA Insured)§	0.33	01/15/2038	1,200,000
915,000	Dakota County MN RDA (Housing Revenue, FHLMC Insured)§††	0.32	06/01/2029	915,000
5,000,000	Duluth MN Seaway Port Authority Saint Lawrence Cement Incorporated Project (IDR, Wells Fargo Bank NA LOC)§(q)	0.29	03/01/2020	5,000,000
5,000,000	East Grand Forks MN Solid Waste Disposal American Crystal Sugar Company Project (Miscellaneous Revenue, CoBank ACB LOC)§	0.30	12/01/2021	5,000,000
1,260,000	Edina MN Edina Park Plaza (Housing Revenue, FHLMC Insured)§	0.27	12/01/2029	1,260,000
1,165,000	Hennepin County MN Housing & RDA Stone Arch Apartments Project (Housing Revenue, FNMA Insured)§	0.31	04/15/2035	1,165,000
975,000	Maplewood MN Educational Facilities Mounds Park Academy Project (Education Revenue, U.S. Bank NA LOC)§	0.28	10/01/2023	975,000
3,300,000	Minneapolis & St. Paul MN Housing & RDA Allina Health Systems Series B-1 (Hospital Revenue, JPMorgan Chase Bank LOC)§	0.26	11/15/2035	3,300,000
3,500,000	Minneapolis & St. Paul MN Housing & RDA Allina Health Systems Series B-2 (Hospital Revenue, JPMorgan Chase Bank LOC)§	0.27	11/15/2035	3,500,000
250,000	Minneapolis & St. Paul MN Housing & RDA Health Care Facilities Series A (Hospital Revenue, AGM Insured)§	0.31	08/15/2034	250,000
3,275,000	Minneapolis & St. Paul MN Metro Airports Commision Series A Deutsche Bank Spears Lifers Trust Series DB-489 (Airport Revenue, AMBAC Insured)§††	0.29	01/01/2030	3,275,000
280,000	Minneapolis MN Minnehaha Academy Project (Education Revenue, U.S. Bank NA LOC)§	0.30	05/01/2026	280,000
1,600,000	Minneapolis MN People Serving People Project Series A (Miscellaneous Revenue, U.S. Bank NA LOC)§††	0.30	10/01/2021	1,600,000
835,000	Minnesota Agriculture & EDA Como Partnership Project Series 1996 (IDR, U.S. Bank NA LOC)§††	0.41	05/01/2016	835,000
2,000,000	Minnesota HFA Residential Housing Finance Project Series C (Housing Revenue)§	0.30	07/01/2036	2,000,000
1,300,000	Minnesota State Concordia University Series P1 (Education Revenue, U.S. Bank NA LOC)§	0.26	04/01/2027	1,300,000
2,175,000	Minnesota State HEFAR Hamline University Series 6E1 (Education Revenue, Harris NA LOC)§	0.29	10/01/2016	2,175,000
1,745,000	Minnesota State HEFAR Olaf College Five M2 (Education Revenue, Harris NA LOC)§	0.30	10/01/2020	1,745,000
1,165,000	Minnesota State HEFAR Trustees Hamline University Series 6E3 (Education Revenue, Harris NA LOC)§	0.29	10/01/2016	1,165,000
470,000	Minnesota State HFA Residential Housing Series 1 (Housing Revenue, GO of Agency Insured)§	0.30	01/01/2036	470,000
2,300,000	Minnesota State Higher Education Facilities Authority MacAlester College Series 5-Q (Education Revenue)§	0.29	03/01/2033	2,300,000
3,450,000	Minnesota State Higher Education Facilities Authority Series 6-E2 (Education Revenue, Harris NA LOC)§	0.29	10/01/2025	3,450,000
275,000	Minnesota State Residential Housing Series G (Housing Revenue)§	0.31	01/01/2032	275,000
400,000	Minnesota State University of St. Thomas Series 5C (Education Revenue, U.S. Bank NA LOC)§	0.27	04/01/2025	400,000

38 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
MINNESOTA MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$1,350,000	Minnesota State University of St. Thomas Series 6H (Education Revenue, U.S. Bank NA LOC)§	0.29%	10/01/2032	$1,350,000
785,000	Minnetonka MN Housing Facilities Beacon Hill (Housing Revenue, FNMA Insured)§	0.27	05/15/2034	785,000
2,300,000	Oakdale MN Cottage Homesteads of Aspen (Housing Revenue, FHLMC LOC)§	0.31	06/01/2045	2,300,000
650,000	Pine City MN State Agency (Housing Revenue, FNMA Insured)§	0.27	04/15/2036	650,000
1,500,000	Plymouth MN at the Lake Apartments Project (Housing Revenue, FHLMC Insured)§	0.33	08/01/2034	1,500,000
1,600,000	Ramsey County MN Housing & Redevelopment Gateway Apartments LP Series A (Housing Revenue, LaSalle Bank NA LOC)§	0.35	10/01/2038	1,600,000
4,800,000	RBC Municipal Products Incorporated Trust Series E19 Health Care Facilities (Hospital Revenue, Royal Bank of Canada LOC)§††	0.29	11/15/2047	4,800,000
500,000	Rochester MN Health Care Facilities Mayo Foundation (Hospital Revenue)§	0.26	08/15/2032	500,000
2,100,000	Rochester MN Health Care Facilities Mayo Foundation Series B (Hospital Revenue)§	0.23	03/03/2011	2,100,000
975,000	Rush City MN Plastech Corporation Project (IDR, U.S. Bank NA LOC)§††	0.31	09/01/2014	975,000
1,400,000	St. Anthony MN Landings Silver Lake Project Series 2007 (Housing Revenue, LaSalle Bank NA LOC)§	0.38	10/01/2037	1,400,000
1,350,000	St. Cloud MN Cenracare Health Series A (Hospital Revenue, U.S. Bank NA LOC)§	0.25	05/01/2042	1,350,000
2,300,000	St. Cloud MN Health Central Care Series C (Hospital Revenue, Assured Guaranty Insured)§	0.26	05/01/2042	2,300,000
1,000,000	St. Paul MN Housing & RDA Highland Ridge Project (Housing Revenue, FHLMC Insured)§	0.27	10/01/2033	1,000,000
700,000	St. Paul MN Housing & RDA Leased Housing Association Series A (Housing Revenue, LaSalle Bank NA LOC)§	0.38	09/01/2035	700,000
1,425,000	St. Paul MN Port Authority District Cooling Series 13-FF (Utilities Revenue, Deutsche Bank AG LOC)§	0.25	03/01/2029	1,425,000
2,350,000	St. Paul MN Port Authority District Heating Series 14-S (Utilities Revenue, Deutsche Bank AG LOC)§	0.25	12/01/2028	2,350,000
1,700,000	St. Paul MN Port Authority District Heating Series 5-O (Utilities Revenue, Deutsche Bank AG LOC)§	0.25	12/01/2028	1,700,000
375,000	St. Paul MN Port Authority District Heating Series 7-Q (Utilities Revenue, Deutsche Bank AG LOC)§	0.25	12/01/2028	375,000
1,100,000	St. Paul MN Port Authority Tax Increment Westgate Office & Industrial Center Project (Tax Revenue, U.S. Bank NA LOC)§	0.26	02/01/2015	1,100,000
3,300,000	Stevens County MN Solid Waste Disposal Riverview Dairy Project Series 2007 (Miscellaneous Revenue, AgCountry Farm Credit LOC)§	0.39	08/01/2032	3,300,000
4,200,000	Swift County MN Solid Waste Disposal East Dublin Dairy LLP Project Series 2008 (Miscellaneous Revenue, AgCountry Farm Credit LOC)§	0.39	04/01/2033	4,200,000
2,590,000	University of Minnesota Series A (Education Revenue, GO of University Insured)§	0.28	08/15/2031	2,590,000
165,000	University of Minnesota Series C (Education Revenue, GO of University Insured)§	0.30	12/01/2036	165,000

				97,660,000

Total Municipal Bonds and Notes (Cost $97,660,000)				97,660,000

Total Investments in Securities (Cost $97,660,000)*	99.97%	97,660,000
Other Assets and Liabilities, Net	0.03	30,651

Total Net Assets	100.00%	$97,690,651

§	These securities are subject to a demand feature which reduces the effective maturity.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(q)	Credit enhancement is provided by an affiliate.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 39
MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Municipal Bonds and Notes: 99.81%
Alabama: 3.09%
Variable Rate Demand Notes: 3.09%
$23,625,000	Birmingham AL Special Care Facilities Finance Authority Ascension Health Series 2006-C (Hospital Revenue)††§	0.29%	05/15/2015	$23,625,000
1,150,000	Calhoun County AL Economic Development Southern Bag Expansion Project Series 1998 (IDR)§	0.58	03/01/2013	1,150,000
5,000,000	Homewood AL Educational Building Authority (Education Revenue, Branch Banking & Trust LOC)§	0.29	12/01/2043	5,000,000
8,000,000	Lower Alabama Gas District Supply Revenue Series A (Utilities Revenue, Societe Generale LOC)§	0.38	11/01/2027	8,000,000
6,000,000	Mobile AL IDR Series 2006 (IDR)§	0.33	08/01/2031	6,000,000
22,500,000	Mobile County AL IDA Series B (Energy Revenue, Svenska HandelsBanken LOC)§	0.29	07/01/2040	22,500,000
28,000,000	Southeast Alabama Gas District Alabama Supply Project Series 2007-A (Utilities Revenue)§	0.30	08/01/2027	28,000,000
2,200,000	Sylacauga AL IDR Harrells Fertilizer Incorporated (IDR, Bank of America NA LOC)§	0.52	04/01/2021	2,200,000
10,000,000	Tuscaloosa County AL IDA Tax Exempt Gulf Opportunity Zone Hunt Refining Project Series 2008-A (Energy Revenue, JPMorgan Chase Bank LOC)§	0.32	03/01/2027	10,000,000
10,000,000	Tuscaloosa County AL IDA Tax Exempt Gulf Opportunity Zone Hunt Refining Project Series 2008-C (Energy Revenue, JPMorgan Chase Bank LOC)§	0.32	12/01/2027	10,000,000

				116,475,000

Alaska: 0.10%

Variable Rate Demand Note: 0.10%
3,790,000	Alaska State Housing Finance Corporation Series A (Housing Revenue, AGM GO of Corporation Insured)§	0.33	06/01/2032	3,790,000

Arizona: 0.53%

Variable Rate Demand Notes: 0.53%
3,080,000	Maricopa County AZ IDA MFHR Village at Sun Valley Apartments Project (Housing Revenue, FHLMC Insured)§	0.31	11/01/2043	3,080,000
3,600,000	Maricopa County AZ IDA Solid Waste Disposal Ambian Dairy LLC Project Series 2008 (Miscellaneous Revenue, Farm Credit Services LOC)§	0.44	11/01/2033	3,600,000
2,500,000	Maricopa County AZ IDA Solid Waste Disposal Series 2006 (Miscellaneous Revenue, Farm Credit Services America LOC)§	0.49	08/01/2026	2,500,000
2,300,000	Maricopa County AZ IDA Trans-Matic Manufacturing Production Project (IDR)§	0.35	10/01/2026	2,300,000
500,000	Phoenix AZ IDA Series A (Housing Revenue, Bank of America NA LOC)§	0.33	04/01/2033	500,000
4,900,000	Pima County AZ IDA Charter School Delaware Military Academy Project Series 2008 (Education Revenue, PNC Bank NA LOC)§	0.29	09/01/2038	4,900,000
800,000	Pima County AZ IDA Eastside Apartments Series B (Housing Revenue, FNMA Insured)§	0.34	02/15/2031	800,000
1,250,000	Pinal County AZ IDA Solid Waste Disposal Feenstra Investments LLC Project Series 2002 (Miscellaneous Revenue, Farm Credit Services America LOC)§	0.49	08/01/2027	1,250,000
1,250,000	Pinal County AZ IDA Solid Waste Disposal Sorio Bravo Dairy Farm Series 2002 (Miscellaneous Revenue, Farm Credit Services America LOC)§	0.49	05/01/2027	1,250,000

				20,180,000

California: 10.16%

Other Municipal Debt: 0.12%
4,500,000	San Joaquin County CA Transportation Authority (Tax Revenue)	0.26	02/09/2011	4,500,000

40 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes: 10.04%
$1,500,000	ABAG Finance Authority for Nonprofit Corporation California Branson School (Education Revenue, Northern Trust Company LOC)§	0.28%	07/01/2038	$1,500,000
14,200,000	ABAG Finance Authority for Nonprofit Corporation California MFHR Fine Arts Building Projects Series A (Housing Revenue, FNMA Insured)§	0.35	07/15/2035	14,200,000
100,000	ABAG Finance Authority for Nonprofit Corporation California Sharp Healthcare Series D (Hospital Revenue, CitiBank NA LOC)§	0.27	08/01/2035	100,000
19,800,000	ABAG Finance Authority For Nonprofit Corporation Valley Christian Schools (Education Revenue, Bank of America NA LOC)§	0.33	07/01/2039	19,800,000
4,000,000	ABAG Finance Authority for Nonprofit Corporations California Zoological Society of San Diego (Miscellaneous Revenue, Bank of America NA LOC)§	0.35	10/01/2034	4,000,000
2,280,000	Bakersfield CA Series B (Water & Sewer Revenue, AGM Insured)§	0.34	09/01/2035	2,280,000
5,200,000	Big Bear Lake CA Southwest Gas Corporation Project Series A (Utilities Revenue)§	0.30	12/01/2028	5,200,000
500,000	California Association of Bay Area Government Finance Authority For Nonprofit Corporation Sharp Healthcare Series 2009-C (Hospital Revenue, CitiBank NA LOC)§	0.27	08/01/2035	500,000
1,200,000	California CDA MFHR Glen Haven Apartments Series 2002 (Housing Revenue, FNMA Insured)§	0.30	04/15/2035	1,200,000
1,705,000	California CDA Pennsylvania Valley Apartment Authority Project Series 2001 (Housing Revenue, FHLMC Insured)††§	0.38	08/01/2033	1,705,000
900,000	California CDA Refunding MFHR PUTTER Series 2680 (Housing Revenue, JPMorgan Chase Bank LOC)††§	0.39	05/15/2018	900,000
600,000	California CDA Refunding MFHR Series 381 (Housing Revenue, FHLMC Insured)††§	0.38	02/01/2050	600,000
5,815,000	California Educational Facilities Authority Charles Drew University (Education Revenue, Sovereign Bank LOC)§	0.37	11/01/2042	5,815,000
1,990,000	California Finance Authority Kehillah Jewish High School Series 2009 (Education Revenue, California Bank & Trust LOC)§	0.27	08/01/2039	1,990,000
15,350,000	California GO Series C-3 (GO — State, Bank of America NA LOC)§	0.25	07/01/2023	15,350,000
5,225,000	California HFFA Childrens Hospital Series B (Hospital Revenue, Bank of America NA LOC)§	0.30	07/01/2042	5,225,000
3,300,000	California Infrastructure & Economic Development Bank American National Red Cross (Miscellaneous Revenue, U.S. Bank NA LOC)§	0.26	09/01/2034	3,300,000
1,000,000	California Infrastructure & Economic Development Bank California Academy Series A (Miscellaneous Revenue, U.S. Bank NA LOC)§	0.24	09/01/2038	1,000,000
6,000,000	California Infrastructure & Economic Development Bank Rand Corporation Series B (Miscellaneous Revenue, Bank of America NA LOC)§	0.30	04/01/2042	6,000,000
1,200,000	California Infrastructure & Economic Development Bank ROC-RR-II-R-11527 (Transportation Revenue, AMBAC Insured)††§	0.27	07/01/2030	1,200,000
1,850,000	California Municipal Finance Authority Pacific Institute Series A (Health Revenue, California Bank & Trust LOC)§	0.26	08/01/2037	1,850,000
1,565,000	California Refunding Series 2000 (GO — State, Branch Banking & Trust LOC, FSA Insured)††§	0.30	07/10/2027	1,565,000
1,195,000	California State DWR Power Supply Revenue Series C13 (Utilities Revenue)§	0.30	05/01/2022	1,195,000
12,950,000	California State Kindergarten Series B-2 (GO — Local, CitiBank NA LOC)§	0.24	05/01/2034	12,950,000
400,000	California State Series A- Subseries C-2 RMKT (GO — State)§	0.29	05/01/2033	400,000
6,000,000	California State Series B Subseries B1 (GO — State, Bank of America NA LOC)§	0.27	05/01/2040	6,000,000
3,500,000	California State Series B5 (GO — State, CitiBank NA LOC)§	0.26	05/01/2034	3,500,000
7,950,000	California State Series C1 (GO — State, Bank of America NA LOC)§	0.27	05/01/2033	7,950,000
8,400,000	California Statewide CDA Belmont Project Series F (Housing Revenue, FNMA Insured)§	0.28	06/15/2038	8,400,000
10,900,000	California Statewide CDA Rady Children’s Hospital Series A (Hospital Revenue, U.S. Bank NA LOC)§	0.25	08/15/2047	10,900,000
18,870,000	California Statewide CDA Sweep Loan Program Series A (Hospital Revenue, CitiBank NA LOC)§	0.27	08/01/2035	18,870,000
395,000	California Statewide CDA Tyrella Gardens Apartments Series B (Housing Revenue, CitiBank NA LOC)§	0.35	06/01/2036	395,000
20,000,000	California Statewide CDA Gas Supply (Utilities Revenue)§	0.28	10/01/2040	20,000,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 41
MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$14,680,000	Deutsche Bank Spears Lifers Trust DBE-395 (Water & Sewer Revenue, AMBAC Insured)††§	0.31%	09/01/2031	$14,680,000
11,570,000	Deutsche Bank Spears Lifers Trust Series Series 445 (GO — Local, FSA Insured)††§	0.29	08/01/2032	11,570,000
28,620,000	East Bay CA Municipal Utilities District Water System Series A-1 (Water & Sewer Revenue)§	0.24	06/01/2038	28,620,000
800,000	East Bay CA Municipal Utilities District Water System Series A-3 (Water & Sewer Revenue)§	0.24	06/01/2038	800,000
35,677,000	Irvine CA Improvement Board ACT 1915 Assessment District #85-7 Series A (Tax Revenue, AGM Insured)§	0.30	09/02/2032	35,677,000
8,000,000	Los Angeles CA Airport PUTTER Series 2000-A (Airport Revenue)††§	0.37	11/15/2025	8,000,000
6,600,000	Los Angeles CA DW&P Subseries A4 (Utilities Revenue)§	0.24	07/01/2035	6,600,000
3,650,000	Los Angeles CA Power System Subseries A3 (Utilities Revenue)§	0.24	07/01/2035	3,650,000
2,150,000	Los Angeles County CA CDA MFHR Met Apartments Project (Housing Revenue, FNMA Insured)§	0.26	12/15/2024	2,150,000
5,990,000	Northern California Power Agency Hydroelectric Project Series A (Utilities Revenue, Dexia Credit Local LOC)§	0.29	07/01/2032	5,990,000
400,000	Oakland CA Redevelopment Authority MFHR (Housing Revenue, FHLMC Insured)††§	0.38	06/25/2011	400,000
1,090,000	PFOTER PPT-1007 Class A (Housing Revenue, FHLMC Insured)††§	0.38	05/01/2027	1,090,000
5,485,000	Roseville CA Electric Systems COP Series A (Utilities Revenue)§	0.32	02/01/2035	5,485,000
1,650,000	Sacramento County CA Housing Authority Arlington Creek Apartment Series I (Housing Revenue, FNMA Insured)§	0.29	05/15/2034	1,650,000
4,800,000	Sacramento County CA Sanitation District Finance Authority Series B (Water & Sewer Revenue, Bank of America NA LOC)§	0.29	12/01/2037	4,800,000
2,300,000	San Francisco CA City & County Airport Commission Series 37-C (Airport Revenue, FSA Insured)§	0.32	05/01/2029	2,300,000
12,700,000	San Francisco CA City & County Airports Commission Series 36-B (Airport Revenue, Union Bank NA LOC)§	0.27	05/01/2026	12,700,000
5,295,000	San Francisco CA City & County Finance Corporation Moscone Center (Lease Revenue, State Street Bank & Trust Company LOC)§	0.27	04/01/2030	5,295,000
3,700,000	San Francisco CA City & County International Airport Series 36-C (Airport Revenue, FSA Insured)§	0.34	05/01/2026	3,700,000
415,000	San Francisco CA City & County RDA MFHR Leland Polk Senior Community Series A (Housing Revenue, CitiBank NA LOC)§	0.30	12/01/2019	415,000
2,500,000	San Leandro CA Carlton Plaza Series A (Housing Revenue, FNMA Insured)§	0.29	09/15/2032	2,500,000
600,000	Santa Ana CA HCFR Multi-Model Town & Country Project BNP Paribas (Health Revenue, KBC Bank NV LOC)§	0.32	10/01/2020	600,000
1,495,000	Southern California Public Power Authority Magnolia Power Project Series 2009-1-A (Utilities Revenue, KBC Bank NV LOC)§	0.28	07/01/2036	1,495,000
12,395,000	Southern California Public Power Authority Magnolia Power Project Series 2009-1-A (Hospital Revenue)††§	0.39	02/01/2042	12,395,000
8,000,000	Victorville CA Joint Powers Finance Authority Project A (Utilities Revenue, BNP Paribas LOC)§	0.26	05/01/2040	8,000,000
5,200,000	Whittier CA Health Facilities Presbyterian Intercommunity Project Series C (Hospital Revenue, U.S. Bank NA LOC)§	0.26	06/01/2036	5,200,000
7,655,000	Whittier CA Whittier College (Education Revenue, Bank of America NA LOC)§	0.29	12/01/2038	7,655,000

				379,257,000

Colorado: 1.75%

Variable Rate Demand Notes: 1.75%
3,300,000	Colorado Agriculture Development Authority Garrett & Carla Devries Project Series 2006 (Miscellaneous Revenue, Bank of the West LOC)§	0.49	06/01/2031	3,300,000
5,700,000	Colorado ECFA Vail Valley Foundation Project Series 2007 (Miscellaneous Revenue, U.S. Bank NA LOC)§	0.29	12/01/2037	5,700,000

42 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$5,000,000	Colorado Health Facilities Authority Exempla Incorporated Project Series 2002-B (Hospital Revenue, U.S. Bank NA LOC)§	0.32%	01/01/2033	$5,000,000
2,405,000	Colorado HFA IDR Worldwest LLP Project Series 1999-A (IDR, Mercantile Bank LOC)††§	0.64	09/01/2023	2,405,000
3,730,000	Colorado HFA Ready Foods Incorporated Project Series A (IDR, U.S. Bank NA LOC)§	0.34	01/01/2032	3,730,000
9,000,000	Colorado Springs CO Utilities Systems Series B (Utilities Revenue)§	0.32	11/01/2026	9,000,000
1,500,000	Commerce City CO Northern Infrastructure General Improvement District (GO — Local, U.S. Bank NA LOC)§	0.31	12/01/2028	1,500,000
8,150,000	Denver CO City & County Refunding MFHR Garden Court Community Project Series 2008 (Housing Revenue, FNMA Insured)§	0.32	12/15/2038	8,150,000
1,820,000	Denver CO City & County Western Stock Show Project (Miscellaneous Revenue, U.S. Bank NA LOC)††§	0.36	07/01/2029	1,820,000
3,850,000	Denver CO Urban Renewal Authority Tax Increment Downtown Denver Project Series A-1 (Tax Revenue, U.S. Bank NA LOC)§	0.29	12/01/2025	3,850,000
1,000,000	Fort Collins CO Economic Development Oakridge Project Series A (Health Revenue, U.S. Bank NA LOC)§	0.31	12/01/2032	1,000,000
3,360,000	Harvest Junction CO Metropolitan District GO Series 2006 (GO — Local, U.S. Bank NA LOC)§	0.35	12/01/2036	3,360,000
1,250,000	Hudson CO Series A (IDR, U.S. Bank NA LOC)§	0.41	11/01/2020	1,250,000
4,270,000	Meridian Ranch CO Metropolitan District GO Series 2009 (GO — Local, U.S. Bank NA LOC)§	0.31	12/01/2038	4,270,000
3,700,000	Regional Transportation District CO ROC-RR-II-R-12312 (Tax Revenue, AGM-CR AMBAC Insured)††§	0.29	05/01/2015	3,700,000
7,950,000	University of Colorado Enterprise Systems Series 2007-A (Education Revenue, NATL-RE Insured)††§	0.43	06/01/2021	7,950,000

				65,985,000

Delaware: 1.27%

Variable Rate Demand Notes: 1.27%
7,900,000	Delaware Economic Development Agency Clean Power Project Series 1997-D (Resource Recovery Revenue)§	0.30	08/01/2029	7,900,000
1,800,000	Delaware Economic Development Agency IDR Delaware Clean Power Project Series 1997-C (Energy Revenue)§	0.31	08/01/2029	1,800,000
7,360,000	Delaware State Health Facilities Authority Series B (Hospital Revenue, PNC Bank NA LOC)§	0.26	07/01/2039	7,360,000
30,900,000	SunAmerica Trust Certificates Various States Class A Series 2 (Housing Revenue, FHLMC Insured)§	0.36	07/01/2041	30,900,000

				47,960,000

District of Columbia: 0.77%

Other Municipal Debt: 0.13%
5,000,000	District of Columbia TRAN (GO — Local)	2.00	09/30/2011	5,053,268

Variable Rate Demand Notes: 0.64%
1,910,000	District of Columbia Enterprise Zone 14th & Irving (Miscellaneous Revenue, Bank of America NA LOC)§	0.56	05/01/2022	1,910,000
13,460,000	District of Columbia The Center for Strategic & International Studies Incorporated (Miscellaneous Revenue, PNC Bank NA LOC)§	0.26	03/01/2038	13,460,000
4,910,000	District of Columbia Wesley Theological Seminary Issue Series 2008-A (Education Revenue, PNC Bank NA LOC)§	0.29	12/01/2048	4,910,000
3,755,000	Metropolitan Washington DC Airport Authority Series 2855 (Airport Revenue, FSA-CR FGIC Insured)††§	0.41	10/01/2014	3,755,000

				24,035,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 43
MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Florida: 4.95%

Variable Rate Demand Notes: 4.95%
$7,400,000	Alachua County FL HFA MFHR Sante Fe Apartments Project Series 2008 (Housing Revenue, FNMA LOC)§	0.28%	04/15/2041	$7,400,000
4,230,000	Alachua County FL HFA MFHR University Cove Apartments Project (Housing Revenue, FNMA Insured)§	0.32	06/15/2034	4,230,000
1,850,000	Alachua County FL IDR Florida Rock Project (IDR, Bank of America NA LOC)††§	0.52	11/01/2022	1,850,000
2,200,000	Brevard County FL HFA MFHR Shore View Apartments Project Series 1995 (Housing Revenue, Harris Trust & Savings Bank LOC)§	0.30	02/01/2015	2,200,000
5,675,000	Deutsche Bank Spears Lifers Trust Series DB-563 (Airport Revenue, FSA Insured)††§	0.34	10/01/2022	5,675,000
1,905,000	Escambia County FL IDR Daw’s Manufacturing Company Incorporated Project (IDR, Bank of America NA LOC)§	0.35	02/01/2017	1,905,000
9,475,000	Florida Housing Finance Corporation MFHR College Park Apartments Series 1999 (Housing Revenue, FHLMC Insured)§	0.32	07/01/2036	9,475,000
1,860,000	Florida Housing Finance Corporation MFHR Mariner’s Cay Apartments Series 2008-M (Housing Revenue, FNMA Insured)§	0.28	12/15/2041	1,860,000
9,515,000	Florida Housing Finance Corporation Pinewood Pointe Series C (Housing Revenue)§	0.57	06/01/2044	9,515,000
6,400,000	Greater Orlando FL Aviation Authority Flight Safety Project Series A (Airport Revenue)§	0.28	10/01/2023	6,400,000
6,900,000	Greater Orlando FL Aviation Authority Flight Safety Project Series B (Airport Revenue)§	0.28	10/01/2035	6,900,000
500,000	Highlands County FL HFFA Hospital Adventist Health Systems Project Series 2003-C (Hospital Revenue)§	0.26	11/15/2021	500,000
8,645,000	Hillsborough County FL Aviation Authority Tampa International Airport PUTTER Series 2008-A (Airport Revenue, Assured Guaranty Insured)††§	0.44	10/01/2032	8,645,000
1,240,000	Jacksonville FL HFA MFHR Christine Cove Apartments (Housing Revenue, California Bank & Trust LOC)††§	0.31	09/15/2038	1,240,000
3,300,000	Jacksonville FL HFA MFHR St. Augustine Apartments Project Series 2006 (Housing Revenue, FNMA Insured)§	0.28	07/15/2033	3,300,000
4,440,000	Jacksonville FL HFFA Hospital Series A (Hospital Revenue, Bank of America NA LOC)§	0.28	08/15/2033	4,440,000
6,942,000	Lake County FL Capital Improvement Deutsche Bank Spears Trust Series 2007 (Tax Revenue, AMBAC Insured)††§	0.29	06/01/2037	6,942,000
4,025,000	Lee County FL HFA SFHR Series 2908Z (Housing Revenue, GNMA/FNMA Insured)††§	0.44	09/01/2015	4,025,000
4,030,000	Lee County FL HFA SFHR Series 2909Z (Housing Revenue, GNMA/FNMA Insured)††§	0.44	09/01/2015	4,030,000
5,700,000	Miami-Dade County FL Educational Facilities Authority Carlos Albizu University Project Series 2000 (Education Revenue, Bank of America NA LOC)§	0.54	12/01/2025	5,700,000
9,900,000	Miami-Dade County FL Educational Facilities Authority Eagle-20070043 Class A (Education Revenue, BHAC-CR AMBAC Insured)††§	0.30	04/01/2037	9,900,000
11,000,000	Miami-Dade County FL IDA Reflectone Incorporated Project Series 2000-A (IDR, Royal Bank of Canada LOC)§	0.33	03/01/2024	11,000,000
7,030,000	Orange County FL HFA MFHR Lakeside Pointe Apartments Series B (Housing Revenue, FNMA Insured)§	0.32	05/15/2038	7,030,000
7,650,000	Orange County FL HFA MFHR Marbella Pointe Series 2007-A (Housing Revenue, FHLB LOC)§	0.32	04/15/2040	7,650,000
2,835,000	Orange County FL School Board COP Deutsche Bank Spears Trust Series 2007-A (Lease Revenue, FGIC Insured)††§	0.29	08/01/2022	2,835,000
1,000,000	Pasco County FL IDR PAC-MED Incorporated Project (IDR, Bank of America NA LOC)§	0.56	08/01/2017	1,000,000
19,500,000	Pinellas County FL Health Facilities Authority BayCare Health Series A-1 (Hospital Revenue, U.S. Bank NA LOC)§	0.26	11/01/2038	19,500,000
4,930,000	Pinellas County FL IDR Neighborly Care Network Project Series 2008 (Miscellaneous Revenue, Branch Banking & Trust LOC)§	0.30	08/01/2028	4,930,000
5,400,000	Polk County FL IDA HCFR Winter Haven Hospital Series B (Hospital Revenue, PNC Bank NA LOC)§	0.27	09/01/2034	5,400,000
4,570,000	Polk County FL IDA HCFR Winter Haven Hospital Series C (Hospital Revenue, PNC Bank NA LOC)§	0.27	09/01/2036	4,570,000
795,000	Polk County FL IDA Sun Orchard Florida Incorporated Project Series 1999 (IDR, U.S. Bank NA LOC)††§	0.90	01/01/2019	795,000
1,585,000	RBC Municipal Products Incorporated Trust Series E2 (Housing Revenue, Royal Bank of Canada LOC)††§	0.37	01/01/2034	1,585,000

44 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$1,700,000	Sarasota County FL Planned Parenthood Incorporated Project (Miscellaneous Revenue, Harris NA LOC)§	0.32%	10/01/2041	$1,700,000
3,400,000	South Florida Water Management District ROC-RR-II-R-12313 (Water & Sewer Revenue, AGM-CR AMBAC Insured)††§	0.29	04/01/2015	3,400,000
1,975,000	Tallahassee FL IDR Rose Printing Company Incorporated Project Series A (IDR, Branch Banking & Trust LOC)††§	0.38	10/01/2015	1,975,000
600,000	University of South Florida Research Foundation Technology Center Project Series B (Education Revenue, Bank of America NA LOC)§	0.47	12/01/2019	600,000
6,900,000	West Palm Beach FL Utilities Systems Series 2008C (Water & Sewer Revenue, Assured Guaranty Insured)§	0.31	10/01/2038	6,900,000

				187,002,000

Georgia: 1.90%

Variable Rate Demand Notes: 1.90%
16,800,000	Atkinson & Coffee County GA Development Authority Solid Waste Langboard Incorporated Project Series 2008 (IDR, CoBank ACB LOC)§	0.44	11/01/2033	16,800,000
2,900,000	Atlanta GA Development Authority Perkins Will Incorporated Project (Miscellaneous Revenue, Harris NA LOC)§	0.29	11/01/2030	2,900,000
2,455,000	Carroll County GA Development Authority Royal Metal Products Incorporated Project Series 2007 (IDR, Branch Banking & Trust LOC)§	0.38	01/18/2027	2,455,000
3,300,000	Cobb County GA IDA Standex International Corporation Project (IDR, Bank of America NA LOC)††§	1.50	01/01/2018	3,300,000
4,000,000	Fulton County GA Development Authority St. George Village Project (Health Revenue, Bank of America NA LOC)§	0.35	04/01/2034	4,000,000
3,600,000	Georgia State Port Authority (Port Authority Revenue, Branch Banking & Trust LOC)§	0.38	06/01/2022	3,600,000
3,660,000	Georgia State Port Authority (Port Authority Revenue, Branch Banking & Trust LOC)§	0.38	10/01/2023	3,660,000
18,300,000	Main Street Natural Gas Incorporated Gas Project Series A (Utilities Revenue)§	0.29	08/01/2040	18,300,000
9,305,000	Metropolitan Atlanta Rapid Transportation Authority Sales Tax Series P (Tax Revenue, Societe Generale LOC, AMBAC Insured)††§	0.29	07/01/2020	9,305,000
1,855,000	Private Colleges and Universities Authority of Georgia Mercer University Project Series 2003 (Education Revenue, Branch Banking & Trust LOC)§	0.29	10/01/2032	1,855,000
5,500,000	Private Colleges and Universities Authority of Georgia Mercer University Project Series 2006-A (Education Revenue, Branch Banking & Trust LOC)§	0.29	10/01/2036	5,500,000

				71,675,000

Idaho: 0.75%

Variable Rate Demand Notes: 0.75%
7,000,000	Cassia County ID Industrial Development Corporation East Valley Cattle LLC Project Series 2006 (Miscellaneous Revenue)§	0.44	08/01/2026	7,000,000
2,000,000	Cassia County ID Industrial Development Corporation Vance Dairy Construction Project Series 2007 (Miscellaneous Revenue, Northwest Farm Credit LOC)§	0.49	06/01/2027	2,000,000
19,420,000	Jerome County ID Economic Development Corporation Davisco Foods International Project Series 2009 (Miscellaneous Revenue, Bank of Montreal LOC)§	0.29	12/01/2029	19,420,000

				28,420,000

Illinois: 3.67%

Variable Rate Demand Notes: 3.67%
3,180,000	Austin Trust Series 2008-1098 (Hospital Revenue, Assured Guaranty Insured)††§	0.39	08/15/2047	3,180,000
3,240,000	Chicago IL Enterprise Zone Gardner Gibson Project (IDR, Harris Trust & Savings Bank LOC)§	0.39	07/01/2033	3,240,000
10,000,000	Chicago IL Midway Airport Series C (Airport Revenue, Morgan Stanley Bank LOC)§	0.32	01/01/2035	10,000,000
3,270,000	Chicago IL Municipal Securitization Trust Receipts GO Class A Series 56 (GO — Local, Societe Generale LOC, FGIC Insured)††§	0.29	01/01/2030	3,270,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 45
MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$2,175,000	Chicago IL O’Hare International Airport Deutsche Bank Spears Trust Series 2005-A (Airport Revenue, AMBAC Insured)††§	0.29%	01/01/2022	$2,175,000
4,000,000	Chicago IL Series F RMKT 10/21/08 (GO — Local)§	0.50	01/01/2042	4,000,000
1,560,000	Chicago IL Tax Increment Stockyards Industrial Commercial Redevelopment Project Series A (Tax Revenue, Northern Trust Company LOC)§	0.32	12/01/2011	1,560,000
1,975,000	Chicago IL Tax Increment Stockyards Industrial Commercial Redevelopment Project Series B (Tax Revenue, Northern Trust Company LOC)§	0.32	12/01/2014	1,975,000
2,665,000	Cook County IL GO Series 559 (GO — Local, NATL-RE Insured)††§	0.34	05/15/2012	2,665,000
3,125,000	East Peoria IL Commercial Development Kroger Company Project Series 2003 (IDR, U.S. Bank NA LOC)§	0.36	12/01/2013	3,125,000
17,935,000	Hamilton IL Hamilton Memorial Hospital District Project Series 2007 (Hospital Revenue, Sovereign Bank LOC)§	0.65	11/01/2037	17,935,000
650,000	Illinois Development Finance Authority Glenwood School for Boys Series 1998 (Miscellaneous Revenue, Harris Trust & Savings Bank LOC)§	0.29	02/01/2033	650,000
2,215,000	Illinois Development Finance Authority MCL Incorporated Project (IDR)††§	0.70	06/01/2017	2,215,000
7,500,000	Illinois Development Finance Authority PCR A.E. Staley Manufacturing Company Project Series 1985 (IDR, RaboBank International LOC)§	0.28	12/01/2016	7,500,000
6,450,000	Illinois Development Finance Authority Residential Rental Harris Pavilion Project Series 1994 (Housing Revenue, FHLMC Insured)§	0.33	04/01/2024	6,450,000
1,300,000	Illinois Finance Authority Easter Seals Metro Chicago Incorporated Project Series 2007 (Miscellaneous Revenue, Harris NA LOC)§	0.30	04/01/2037	1,300,000
3,000,000	Illinois Finance Authority Elmhurst Memorial Healthcare Series D (Hospital Revenue, Northern Trust Company LOC)§	0.27	01/01/2048	3,000,000
830,000	Illinois Finance Authority International Ink Company (IDR, JPMorgan Chase Bank LOC)§	0.40	01/01/2034	830,000
700,000	Illinois Finance Authority Merug LLC Series B (IDR, JPMorgan Chase Bank LOC)§	0.70	12/01/2018	700,000
9,510,000	Illinois Finance Authority Resurrection Health Project Series 2005-B (Hospital Revenue, JPMorgan Chase Bank LOC)§	0.30	05/15/2035	9,510,000
2,420,000	Illinois Regional Transit Authority MSTR Series 55 Class A (Tax Revenue, Societe Generale LOC, FGIC GO of Authority Insured)††§	0.29	11/01/2021	2,420,000
1,240,000	Lake County IL Brown Paper Goods Project (IDR, Bank One NA LOC)§	0.70	10/01/2021	1,240,000
1,370,000	Lake County IL Countryside Landfill Incorporated (Solid Waste Revenue, JPMorgan Chase Bank LOC)§	0.43	04/01/2021	1,370,000
6,500,000	Lake County IL MFHR Whispering Oaks Apartments Project Series 2008 (Housing Revenue, FHLMC Insured)§	0.35	11/01/2045	6,500,000
2,600,000	Lake County IL Northpoint Association (IDR, Northern Trust Company LOC)§	0.40	07/01/2029	2,600,000
1,010,000	Lake Villa IL Allendale Association Project (Health Revenue, LaSalle Bank NA LOC)§	0.32	10/01/2026	1,010,000
1,300,000	Lake Zurich IL (IDR, Bank of New York LOC)§	0.70	12/01/2029	1,300,000
12,500,000	Metropolitan Pier & Exposition Authority Series 3221 (Tax Revenue)††§	0.29	06/15/2050	12,500,000
5,200,000	Schaumburg IL GO ROC-RR-II-R-11698 (GO — Local, BHAC-CR FGIC Insured)††§	0.29	12/01/2032	5,200,000
1,850,000	Skokie IL Economic Development Revenue Skokie Fashion Square Project Series 1984 (IDR, Bank of America NA LOC)§	0.67	12/01/2014	1,850,000
7,495,000	University of Illinois COP ROC-RR-II-R-11480 (Miscellaneous Revenue, FSA Insured)††§	0.30	10/01/2015	7,495,000
9,145,000	Warren County IL Monmouth College Project (Education Revenue, PNC Bank NA LOC)§	0.29	12/01/2032	9,145,000
800,000	West Frankfort IL IDR Kroger Company Series 2004 (IDR, U.S. Bank NA LOC)§	0.36	11/01/2012	800,000

				138,710,000

Indiana: 1.64%

Variable Rate Demand Notes: 1.64%
1,000,000	City of Crawfordsville IN Economic Development (IDR, Bank of America NA LOC)††§	0.36	10/01/2018	1,000,000
2,540,000	Greensburg IN MFHR Community Partners Village II Project Series 2002 (Housing Revenue, FHLB LOC)§	0.32	09/01/2029	2,540,000
885,000	Indiana Development Finance Authority Goodwill Industries Central Project Series 1996 (IDR, JPMorgan Chase Bank LOC)§	0.36	06/01/2016	885,000
5,000,000	Indiana Finance Authority Health Systems Sisters of St. Francis Health Services Incorporated Project Series 2009-A (Hospital Revenue)††§	0.36	11/01/2033	5,000,000

46 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$2,115,000	Indiana Health Facilities Finance Hospital Authority Community Hospital Project Series 2000-B (Hospital Revenue)§	0.33%	07/01/2028	$2,115,000
955,000	Indiana HEFA Clarian Health Obligated Group Series 2005-D (Hospital Revenue, Branch Banking & Trust LOC)§	0.28	02/15/2030	955,000
2,800,000	Indiana HEFA Clarian Health Series C (Hospital Revenue, Branch Banking & Trust LOC)§	0.29	02/15/2030	2,800,000
970,000	Indiana HFFA Revenue Fayette Memorial Hospital Association Series A (Hospital Revenue, U.S. Bank NA LOC)§	0.30	10/01/2032	970,000
1,800,000	Indiana State Development Finance Authority Shelby Gravel Incorporated Project (IDR)§	0.39	10/01/2017	1,800,000
24,200,000	Lafayette IN Solid Water Disposal Tate & Lyle Ingredients Project Series 2006 (Miscellaneous Revenue)§	0.33	09/01/2028	24,200,000
1,490,000	Noblesville IN Greystone Apartments Project Series B (Housing Revenue, FHLB LOC)§	0.32	03/01/2041	1,490,000
2,590,000	St .Joseph County IN Midcorr Land Development LLC Project (IDR, National City Bank LOC)§	0.39	10/01/2023	2,590,000
2,120,000	St. Joseph County IN Economic Development Revenue Hannah & Friends Project Series 2007 (Miscellaneous Revenue, LaSalle Bank Midwest LOC)§	0.57	11/01/2035	2,120,000
10,595,000	Valparaiso IN Economic Development Pines Village Retirement Community Project Series 2008 (Health Revenue, Centier Bank LOC)§	0.32	05/01/2038	10,595,000
2,700,000	Wabash IN Economic Development Revenue Martin Yale Industries Project Series 1998 (IDR, Bank One Indiana NA LOC)††§	0.70	09/01/2028	2,700,000

				61,760,000

Iowa: 1.03%

Variable Rate Demand Notes: 1.03%
5,370,000	Des Moines IA Elliot Aviation Project (Airport Revenue, U.S. Bank NA LOC)§	0.31	08/01/2027	5,370,000
2,030,000	Iowa Finance Authority IDR Interwest Project Series 2001 (IDR, CoBank ACB LOC)§	0.49	11/01/2016	2,030,000
1,490,000	Iowa Finance Authority Industrial Development (IDR, Bank of America NA LOC)§	0.61	06/01/2028	1,490,000
3,250,000	Iowa Finance Authority Randy & Ronnie Hunt Partnership Project Series 2009 (Miscellaneous Revenue, Farm Credit Services LOC)§	0.29	02/01/2027	3,250,000
12,000,000	Iowa Finance Authority SFHR Series 2006-F (Housing Revenue, GNMA/FNMA Insured)§	0.30	07/01/2036	12,000,000
7,700,000	Iowa Finance Authority Solid Waste Disposal Real Estate Iowa One Project Series 2006 (Miscellaneous Revenue)§	0.44	10/01/2031	7,700,000
1,855,000	Iowa Higher Education Loan Authority Private College Facilities Graceland University Project Series 2003 (Education Revenue, Bank of America NA LOC)§	0.47	02/01/2033	1,855,000
2,750,000	Iowa Higher Education Loan Authority Private Colleges Ambrose (Education Revenue, Northern Trust Company LOC)§	0.30	04/01/2033	2,750,000
750,000	Iowa Higher Education Loan Authority University of Dubuque (Education Revenue, Northern Trust Company LOC)§	0.30	04/01/2035	750,000
1,850,000	Le Mars LA IDR Feuerhelm Properties LP Project Series 2000-A (IDR, Farm Credit Services LOC)§	0.49	03/01/2016	1,850,000

				39,045,000

Kansas: 0.25%

Variable Rate Demand Notes: 0.25%
1,000,000	Dodge City KS IDR Farmland National Beef Project Series 1999 (IDR)§	0.44	02/01/2029	1,000,000
1,000,000	Olathe KS Diamant Boart Series A (IDR, Svenska HandelsBanken LOC)††§	0.42	03/01/2027	1,000,000
990,000	Olathe KS IDR Insulite Project Series 2000 (IDR, FirStar Bank NA LOC)§	0.39	06/01/2020	990,000
3,965,000	Olathe KS IDR ISL LLC Project (IDR, U.S. Bank NA LOC)§	0.39	08/01/2027	3,965,000
2,485,000	Olathe KS Refunding MFHR Jefferson Place Apartments Project Series B (Housing Revenue, FHLMC Insured)§	0.32	01/01/2034	2,485,000

				9,440,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 47
MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Kentucky: 3.83%

Other Municipal Debt: 2.17%
$7,500,000	Kentucky Rural Water Finance Corporation Public Project Series C-1 (Water & Sewer Revenue)	1.50%	12/01/2011	$7,552,643
74,000,000	Louisville & Jefferson County KY Metropolitan Sewer District Sewer & Drain Systems Series A (Water & Sewer Revenue)	1.25	05/26/2011	74,142,372

				81,695,015

Variable Rate Demand Notes: 1.66%
3,100,000	Bardstown KY Industrial Building Linpac Materials Handling Project (IDR, U.S. Bank NA LOC)§	0.33	10/01/2019	3,100,000
2,495,000	Breckinridge County KY Lease Program Association Counties Leasing Trust Series 1999 (Lease Revenue, U.S. Bank NA LOC)§	0.31	12/01/2029	2,495,000
7,815,000	Hancock County KY Solid Waste Disposal Facilities NSA Limited Project Series 1998 (Miscellaneous Revenue, Bank of America NA LOC)§	0.59	04/01/2028	7,815,000
6,750,000	Hopkins County KY Industrial Building Lok Corporation Project Series 2007 (IDR, PNC Bank NA LOC)§	0.34	10/01/2017	6,750,000
2,750,000	Jefferson County KY Industrial Building Dant Growth LLC Project Series 2002 (IDR)§	0.39	09/01/2022	2,750,000
9,750,000	Kentucky EDFA Goodwill Industries Kentucky Incorporated Project Series 2007 (Miscellaneous Revenue, PNC Bank NA LOC)§	0.32	12/01/2037	9,750,000
15,000,000	Kentucky EDFA Hospital Ashland Hospital Corporation Series B (Hospital Revenue, Branch Banking & Trust LOC)§	0.28	01/01/2038	15,000,000
2,500,000	Kentucky EDFA Madonna Manor Project PUTTER Series P-Floats-MT-636 (Hospital Revenue)††§	0.36	12/01/2039	2,500,000
7,450,000	Logan County KY Solid Waste Disposal Waste Management LLC Project (Solid Waste Revenue, PNC Bank NA LOC)§	0.34	03/01/2021	7,450,000
1,400,000	Montgomery County KY Industrial Building Facilities Fineblanking Corporation Project Series 1996 (IDR, Bank of America NA LOC)§	0.56	08/01/2015	1,400,000
3,755,000	Williamstown KY League of Cities Funding Trust Lease Series 2008-A (Lease Revenue, U.S. Bank NA LOC)§	0.29	07/01/2038	3,755,000

				62,765,000

Louisiana: 1.61%

Variable Rate Demand Notes: 1.61%
4,095,000	Louisiana HFA (Housing Revenue, FHLMC Insured)§	0.32	12/01/2040	4,095,000
4,000,000	Louisiana Local Government Environmental Facilities CDA Honeywell International Incorporated Project (Miscellaneous Revenue)††§	0.47	12/01/2036	4,000,000
2,000,000	Louisiana Public Facilities Authority Christus Health Series 2009-B-1 (Hospital Revenue, Bank of New York LOC)§	0.29	07/01/2047	2,000,000
8,000,000	Louisiana Public Facilities Authority Dynamic Fuels LLC Project Series 2008 (IDR, JPMorgan Chase Bank LOC)§	0.28	10/01/2033	8,000,000
4,300,000	Louisiana Public Facilities Authority Port LLC Project Series 2008 (Miscellaneous Revenue, Bank of America NA LOC)§	0.34	10/01/2028	4,300,000
6,000,000	Louisiana State Series A (GO — State, BNP Paribas LOC)§	0.26	07/15/2026	6,000,000
15,300,000	Parish of St. James LA Series A-1 (Energy Revenue)§	0.33	11/01/2040	15,300,000
8,000,000	Parish of St. James LA Series B-1 (Energy Revenue)§	0.30	11/01/2040	8,000,000
9,000,000	St. Charles Parish LA Gulf Opportunity Zone Valero Energy Corporation (Energy Revenue, Mizuho Corporate Bank LOC)§	0.29	12/01/2040	9,000,000

				60,695,000

Maine: 0.16%

Variable Rate Demand Note: 0.16%
6,000,000	Maine Finance Authority Foxcroft Academy (Education Revenue, TD Bank NA LOC)§	0.27	06/01/2038	6,000,000

48 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Maryland: 1.36%

Other Municipal Debt: 0.51%
$15,000,000	Montgomery County MD (GO — Local)	0.25%	02/07/2011	$15,000,000
4,200,000	Montgomery County MD Series 2009-B (GO — Local)	0.26	02/07/2011	4,200,000

				19,200,000

Variable Rate Demand Notes: 0.85%
4,465,000	Baltimore County MD Cross Creek Apartments Project Series 2008 (Housing Revenue, PNC Bank NA LOC)§	0.32	11/01/2033	4,465,000
3,000,000	Maryland CDA MFHR Hopkins Village Apartments Series 2008-F (Housing Revenue, FHLMC Insured)§	0.28	11/01/2038	3,000,000
2,215,000	Maryland Economic Development Corporation YMCA Central Maryland Incorporated Project Series 2003 (Miscellaneous Revenue, Branch Banking & Trust LOC)§	0.30	04/01/2028	2,215,000
5,940,000	Maryland Health & HEFA Suburban Hospital (Hospital Revenue, PNC Bank NA LOC)§	0.26	07/01/2029	5,940,000
2,000,000	Montgomery County MD Housing Opportunities Community MFHR (Housing Revenue, FHLMC Insured)††§	0.39	02/01/2040	2,000,000
500,000	Montgomery County MD Housing Opportunities Series 2002-C (Housing Revenue, FNMA LOC)§	0.29	11/01/2032	500,000
10,000,000	Montgomery County MD SFHR Series F (Housing Revenue, FNMA LOC)§	0.34	07/01/2038	10,000,000
3,985,000	University of Maryland COP College Business School Project Series 2000 (Lease Revenue, Bank of America NA LOC)§	0.34	06/01/2015	3,985,000

				32,105,000

Massachusetts: 1.29%

Variable Rate Demand Notes: 1.29%
10,200,000	Massachusetts Bay Transportation Authority GO General Transportation Systems Series 2000 (GO — State, GO of Authority Insured)§	0.31	03/01/2030	10,200,000
3,800,000	Massachusetts Development Finance Agency Georgetown Village Apartments Series A (Housing Revenue, FNMA Insured)§	0.31	07/15/2036	3,800,000
3,000,000	Massachusetts Development Finance Agency Resource Recovery Waste Management Incorporated Project Series 1999 (Resource Recovery Revenue, Bank of America NA LOC)§	0.36	07/01/2029	3,000,000
4,250,000	Massachusetts Municipal Securitization Trust Receipts GO Class A (GO — State, Societe Generale LOC, FGIC Insured)††§	0.29	05/01/2037	4,250,000
7,625,000	Massachusetts Municipal Securitization Trust Receipts GO Class A (GO — State, Societe Generale LOC, AMBAC Insured)††§	0.29	08/01/2037	7,625,000
19,900,000	Massachusetts State HEFA Series N-1 (Education Revenue)§	0.25	08/15/2040	19,900,000

				48,775,000

Michigan: 3.90%

Other Municipal Debt: 1.12%
5,000,000	Michigan Finance Authority Short Aid Notes Series D-1 (Miscellaneous Revenue)	2.00	08/19/2011	5,032,447
6,000,000	Michigan Finance Authority Short Aid Notes Series D-2 (Miscellaneous Revenue, JPMorgan Chase Bank LOC)	2.00	08/22/2011	6,052,971
6,000,000	Michigan Finance Authority Short Aid Notes Series D-3 (Miscellaneous Revenue, Scotia Bank LOC)	2.00	08/22/2011	6,052,971
20,000,000	Michigan State Hospital Finance Authority (Hospital Revenue)	0.23	02/09/2011	20,000,000
5,000,000	Michigan State Series A (GO — State)	2.00	09/30/2011	5,051,705

				42,190,094

Variable Rate Demand Notes: 2.78%
800,000	Green Lake Township MI Economic Development Corporation (Education Revenue, Harris NA LOC)§	0.27	06/01/2034	800,000
1,675,000	Macomb County MI Economic Development Corporation TPA Incorporated Project Series 2007-A (IDR, Naitonal City Bank LOC)§	0.39	12/01/2017	1,675,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 49
MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$14,555,000	Michigan HDA Rental Housing Project Series 2006-A (Housing Revenue, AGM GO of Authority Insured)§	0.33%	10/01/2040	$14,555,000
28,995,000	Michigan HDA Rental Housing Project Series 2006-C (Housing Revenue, AGM GO of Authority Insured)§	0.33	04/01/2041	28,995,000
40,495,000	Michigan Higher Education Authority Student Loan RBC Municipal Products Trust Incorporated Certificate Series L-33 (Education Revenue, Royal Bank of Canada LOC)††§	0.33	09/01/2026	40,495,000
7,100,000	Michigan Hospital Finance Authority Ascension Health Group Series 2010-8 (Hospital Revenue)§	0.38	11/15/2049	7,100,000
9,600,000	Michigan State Housing Development Authority (Housing Revenue, GO of Authority Insured)§	0.30	10/01/2037	9,600,000
1,015,000	Michigan State Strategic Fund Fitz Land LLC Project (IDR, PNC Bank NA LOC)§	0.39	08/01/2025	1,015,000
700,000	Michigan Strategic Fund Limited Methodist Childrens Home Project Series 1995 (Miscellaneous Revenue, Bank One Michigan LOC)††§	0.50	08/01/2015	700,000

				104,935,000

Minnesota: 3.69%

Variable Rate Demand Notes: 3.69%
4,655,000	Bloomington MN Bristol Village (Housing Revenue, FNMA Insured)§	0.33	11/15/2032	4,655,000
5,090,000	Bloomington MN Refunding MFHR Norlan Partnership Series A-1 (Housing Revenue, FNMA Insured)§	0.33	07/15/2032	5,090,000
965,000	Dakota County MN CDA Catholic Finance Corporation (Education Revenue, U.S. Bank NA LOC)§	0.39	01/01/2012	965,000
1,800,000	Dakota County MN CDA View Pointe Apartments Project Series 2007-A (Housing Revenue, FNMA Insured)§	0.33	01/15/2038	1,800,000
300,000	Eden Prairie MN Refunding MFHR Park At City West Apartments Project Series 2001 (Housing Revenue, FHLMC Insured)§	0.29	09/01/2031	300,000
1,150,000	Forest Lake MN Kilkenny Court Apartments Project (Housing Revenue, FNMA Insured)§	0.29	08/15/2038	1,150,000
1,635,000	Hennepin County MN Housing & RDA Stone Arch Apartments Project (Housing Revenue, FNMA Insured)§	0.31	04/15/2035	1,635,000
3,645,000	Mahtomedi MN Housing Revenue Briarcliff Manor Apartments Series A (Housing Revenue, FNMA Insured)§	0.33	06/15/2038	3,645,000
5,000,000	Maplewood MN Educational Facilities Mounds Park Academy Project (Education Revenue, U.S. Bank NA LOC)§	0.28	10/01/2031	5,000,000
3,175,000	Minneapolis & St. Paul MN Housing & RDA Allina Health Systems Series B-1 (Hospital Revenue, JPMorgan Chase Bank LOC)§	0.26	11/15/2035	3,175,000
2,700,000	Minneapolis & St. Paul MN Housing & RDA Allina Health Systems Series B-2 (Hospital Revenue, JPMorgan Chase Bank LOC)§	0.27	11/15/2035	2,700,000
5,575,000	Minneapolis & St. Paul MN Housing & RDA Childrens Health Care Series B (Hospital Revenue, AGM Insured)§	0.27	08/15/2025	5,575,000
160,000	Minneapolis MN CDA C&G Partners Project (Housing Revenue, U.S. Bank NA LOC)§	0.28	12/01/2015	160,000
2,740,000	Minneapolis MN Driftwood Apartments Project A (Housing Revenue, U.S. Bank NA LOC)§	0.38	10/01/2024	2,740,000
3,600,000	Minneapolis MN MFHR Stone Arch Apartments (Housing Revenue, FNMA Insured)§	0.31	04/15/2035	3,600,000
140,000	Minneapolis MN People Serving People Project Series A (Miscellaneous Revenue, U.S. Bank NA LOC)††§	0.30	10/01/2021	140,000
2,780,000	Minneapolis MN Second Street Acquisition Series A (Housing Revenue, LaSalle Bank NA LOC)§	0.38	01/01/2033	2,780,000
8,245,000	Minnesota Bond Securitization Trust Certificate Carleton Lofts Project Class A (Housing Revenue, LaSalle Bank NA LOC)††§	0.49	12/01/2048	8,245,000
685,000	Minnesota State HFA Residential Housing Series C (Housing Revenue, GO of Agency Insured)§	0.30	07/01/2048	685,000
260,000	Minnesota State Higher Education Facilities Authority MacAlester College Series 5-Q (Education Revenue)§	0.29	03/01/2033	260,000

50 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$3,610,000	Minnesota State University of St. Thomas Series 4O (Education Revenue, U.S. Bank NA LOC)§	0.29%	10/01/2021	$3,610,000
3,900,000	Minnesota State University of St. Thomas Series 6H (Education Revenue, U.S. Bank NA LOC)§	0.29	10/01/2032	3,900,000
5,500,000	Moorhead MN Solid Waste Disposal American Crystal Sugar Project Series 1997 (IDR, Wells Fargo Bank NA LOC)††§(q)	0.44	04/01/2012	5,500,000
6,115,000	Plymouth MN MFHR At The Lake Apartments Project (Housing Revenue, FHLMC Insured)§	0.33	08/01/2034	6,115,000
1,300,000	Ramsey County MN Housing & Redevelopment MFHR Gateway Apartments LP Series A (Housing Revenue, LaSalle Bank NA LOC)§	0.35	10/01/2038	1,300,000
5,200,000	RBC Municipal Products Incorporated Trust Series E19 Health Care Facilities (Hospital Revenue, Royal Bank of Canada LOC)††§	0.29	11/15/2047	5,200,000
150,000	Rochester MN Health Care Facilities Mayo Foundation (Hospital Revenue)§	0.26	08/15/2032	150,000
10,700,000	Rochester MN Health Care Series 92-A (Hospital Revenue)§	0.20	03/03/2011	10,700,000
3,600,000	St. Anthony MN Landings Silver Lake Series A (Housing Revenue, LaSalle Bank NA LOC)§	0.35	10/01/2037	3,600,000
2,410,000	St. Cloud MN Cenracare Health Series A (Hospital Revenue, U.S. Bank NA LOC)§	0.25	05/01/2042	2,410,000
1,200,000	St. Cloud MN Health Central Care Series C (Hospital Revenue, Assured Guaranty Insured)§	0.26	05/01/2042	1,200,000
8,620,000	St. Louis Park MN Refunding MFHR Newport on Seven Apartments Project Series 2001 (Housing Revenue, FNMA Insured)§	0.33	09/15/2031	8,620,000
10,750,000	St. Paul MN Housing & RDA Bridgecreek Place Limited Project Series 2004-A (Housing Revenue, LaSalle Bank NA LOC)§	0.35	06/15/2037	10,750,000
2,840,000	St. Paul MN Housing & RDA Hampden Square Apartments Series A (Housing Revenue, FNMA Insured)§	0.33	06/01/2032	2,840,000
1,895,000	St. Paul MN Housing & RDA Leased Housing Association Series A (Housing Revenue, LaSalle Bank NA LOC)§	0.38	09/01/2035	1,895,000
2,000,000	St. Paul MN Port Authority District Heating Series 14-S (Utilities Revenue, Deutsche Bank AG LOC)§	0.25	12/01/2028	2,000,000
1,970,000	St. Paul MN Port Authority District Series 9BB (Utilities Revenue, Deutsche Bank AG LOC)§	0.25	03/01/2029	1,970,000
2,350,000	St. Paul MN Port Authority Tax Increment Westgate Office & Industrial Center Project (Tax Revenue, U.S. Bank NA LOC)§	0.26	02/01/2015	2,350,000
1,000,000	St. Paul Port Authority (Utilities Revenue, Deutsche Bank AG LOC)§	0.29	12/01/2028	1,000,000
1,100,000	St. Paul Port Authority (Utilities Revenue, Deutsche Bank AG LOC)§	0.29	03/01/2029	1,100,000
2,700,000	Stevens County MN Solid Waste Disposal Riverview Dairy Project Series 2007 (Miscellaneous Revenue, AgCountry Farm Credit LOC)§	0.39	08/01/2032	2,700,000
5,800,000	Swift County MN Solid Waste Disposal East Dublin Dairy LLP Project Series 2008 (Miscellaneous Revenue, AgCountry Farm Credit LOC)§	0.39	04/01/2033	5,800,000
180,000	University of Minnesota Series A (Education Revenue, GO of University Insured)§	0.28	08/15/2031	180,000

				139,190,000

Mississippi: 1.18%

Variable Rate Demand Notes: 1.18%
14,500,000	Clipper Tax-Exempt Certificate Trust Series 2007-32 (GO — State)††§	0.34	02/01/2016	14,500,000
4,180,000	Merrill Lynch PFOTER Series MT-659 (Education Revenue, Guaranteed Student Loans Insured)††§	0.47	09/01/2035	4,180,000
2,200,000	Mississippi Business Finance Corporation Cheveron USA Incorporated Project Series F (Energy Revenue)§	0.24	12/01/2030	2,200,000
23,600,000	Mississippi Development Bank Special Obligation Harrison County Utility Authority Wastewater Treatment Project Series 2006-A (Water & Sewer Revenue, FSA Insured)§	0.36	07/01/2033	23,600,000

				44,480,000

Missouri: 0.56%

Other Municipal Debt: 0.19%
7,105,000	St. Louis County MO Special Obligation TRAN (Miscellaneous Revenue)	0.45	08/01/2011	7,107,696

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 51
MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes: 0.37%
$1,414,000	Clipper Tax-Exempt Certificate Trust Series 2009-12 (Housing Revenue)††§	0.44%	03/01/2038	$1,414,000
2,300,000	Jasper County MO IDA Leggett & Platt Incorporated Series 1984 (IDR, JPMorgan Chase Bank LOC)††§	0.29	08/01/2016	2,300,000
2,495,000	Kansas City MO IDA Revenue Ewing Marion Kauffman Foundation Series A (Miscellaneous Revenue)§	0.30	04/01/2027	2,495,000
1,000,000	Missouri HEFA Washington University Project Series B (Education Revenue)§	0.24	02/15/2033	1,000,000
4,970,000	St. Charles County MO IDA Craftsmen Industries Project Series 1998-A (IDR, U.S. Bank NA LOC)§	0.42	12/01/2019	4,970,000
1,975,000	St. Charles County MO IDA Kuenz Heating & Sheet Metal Series 2001 (IDR, U.S. Bank NA LOC)§	0.47	04/01/2026	1,975,000

				14,154,000

Nebraska: 0.93%

Variable Rate Demand Notes: 0.93%
14,895,000	Central Plains NE Nebraska Gas Project #2 Series 2009 (Utilities Revenue)§	0.29	08/01/2039	14,895,000
570,000	Douglas County NE IDR James Skinner Company Project Series 1999 (IDR, U.S. Bank NA LOC)††§	0.36	01/12/2012	570,000
4,310,000	Nebraska Investment Finance Authority MFHR Apple Creek Associates Project Series 1985-A (Housing Revenue, Northern Trust Company LOC)§	0.42	09/01/2031	4,310,000
8,950,000	Nebraska Investment Finance Authority Refunding MFHR Pheasant Ridge Apartments Series 2008 (Housing Revenue, FHLMC Insured)§	0.32	04/01/2038	8,950,000
6,500,000	Nebraska Invitational Finance Authority Solid Waste Disposal Butler County Dairy LLC Series 2009 (Miscellaneous Revenue, Farm Credit Services LOC)§	0.29	12/01/2037	6,500,000

				35,225,000

Nevada: 1.45%

Other Municipal Debt: 0.13%
5,000,000	Clark County NV Airport Series E-1 (Airport Revenue)	2.50	06/01/2011	5,030,503

Variable Rate Demand Notes: 1.32%
6,215,000	Clark County NV Eclipse Funding Trust 2006-0146 Solar Eclipse (GO — Local)§	0.29	11/01/2014	6,217,381
895,000	Clark County NV Eclipse Funding Trust 2006-0146 Solar Eclipse (GO — Local)§	0.29	11/01/2032	895,000
3,550,000	Clark County NV Highway Improvement Series DBE-669 (Tax Revenue, AMBAC Insured)††§	0.29	01/15/2017	3,550,000
4,800,000	Clark County NV Passenger Facility Las Vegas (Airport Revenue, Union Bank NA LOC)§	0.27	07/01/2022	4,800,000
8,000,000	Las Vegas NV Economic Development Keep Memory Alive Project (Miscellaneous Revenue, PNC Bank NA LOC)§	0.28	05/01/2037	8,000,000
18,000,000	Nevada State Deptartment Business & Industry Nevada Cancer Institute Project (Health Revenue, Bank of America NA LOC)§	0.35	12/01/2033	18,000,000
8,390,000	Washoe County NV Eclipse Funding Trust Series 2006-0142 (GO — Local, U.S. Bank NA LOC)††§	0.29	09/01/2014	8,404,836

				49,867,217

New Jersey: 3.61%

Other Municipal Debt: 0.44%
3,000,000	Millburn Township NJ (GO — Local)	1.50	02/10/2011	3,000,788
10,000,000	North Brunswick NJ BAN (GO — Local)	1.25	08/11/2011	10,046,910
3,492,000	Sparta Township NJ (GO — Local)	1.50	02/25/2011	3,494,202

				16,541,900

52 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes: 3.17%
$100,000	Burlington County NJ Bridge Lutheran Home Project Series A (Health Revenue, Commerce Bank NA LOC)§	0.28%	12/01/2025	$100,000
4,745,000	Camden County NJ Improvement Authority Health Care Redevelopment The Cooper Health Systems Project Series 2004-B (Hospital Revenue, TD Bank NA LOC)§	0.26	08/01/2032	4,745,000
21,500,000	Clipper Tax-Exempt Certificate Trust Series 2009-70 (Miscellaneous Revenue)§	0.29	12/15/2023	21,500,000
7,000,000	Deutsche Bank Spears/Lifers Trust DBE 317 (Miscellaneous Revenue)§	0.31	12/15/2033	7,000,000
14,000,000	JPMorgan Chase PUTTER/DRIVER Trust Series 3811 (Tax Revenue)††§	0.27	06/23/2011	14,000,000
1,455,000	New Jersey Deutsche Bank Spears Trust Series 2006-B (Miscellaneous Revenue, FSA Insured)††§	0.29	12/15/2034	1,455,000
10,700,000	New Jersey Economic Development Authority Lawreceville School Project (Education Revenue)§	0.26	07/01/2031	10,700,000
1,210,000	New Jersey Economic Development Authority School Facilities Series 3824 (Miscellaneous Revenue, FGIC Insured)††§	0.42	03/01/2023	1,210,000
4,350,000	New Jersey Economic Development Authority The Peddie School Project Series B (Education Revenue)§	0.26	02/01/2029	4,350,000
195,000	New Jersey HFFA Series A1 (Hospital Revenue, TD Bank NA LOC)§	0.28	07/01/2014	195,000
13,250,000	New Jersey Higher Education Assistance Authority Student Loan ROC-RR-II-R-11853 (Education Revenue, Assured Guaranty Insured)††§	0.35	06/01/2016	13,250,000
8,000,000	New Jersey State Tax & Revenue Anticipation Notes PUTTER Series 3808 (Tax Revenue)††§	0.27	06/23/2011	8,000,000
4,945,000	New Jersey State Transportation Series 146 (Miscellaneous Revenue, FSA Insured)††§	0.30	06/15/2011	4,945,000
15,065,000	New Jersey State Transportation Trust Fund Authority PUTTER DB-297 (Miscellaneous Revenue, NATL-RE FGIC Insured)††§	0.31	12/15/2031	15,065,000
5,080,000	New Jersey State TTFA Series DC8033 (Miscellaneous Revenue)§	0.35	12/15/2022	5,080,000
2,780,000	New Jersey TTFA Series 2005-D (Miscellaneous Revenue, FSA Insured)††§	0.39	12/15/2013	2,780,000
2,240,000	New Jersey TTFA Series 3859 (Miscellaneous Revenue, FGIC-TCRS Insured)††§	0.42	06/15/2019	2,240,000
3,060,000	New Jersey TTFA Series A (Miscellaneous Revenue, FGIC Insured)††§	0.42	06/15/2019	3,060,000

				119,675,000

New Mexico: 0.80%

Other Municipal Debt: 0.11%
4,000,000	New Mexico State TRAN (Tax Revenue)	2.50	06/30/2011	4,035,777

Variable Rate Demand Notes: 0.69%
4,800,000	New Mexico Educational Assistance Foundation (Education Revenue, Royal Bank of Canada LOC, Guaranteed Student Loans Insured)§	0.32	04/01/2034	4,800,000
20,000,000	New Mexico Municipal Energy Acquisition Authority Gas Supply Series 2009 (Utilities Revenue)§	0.29	11/01/2039	20,000,000
1,410,000	Rosewell MN Roswell LLC Project Series A (Housing Revenue, Sovereign Bank LOC)§	0.70	07/01/2036	1,410,000

				26,210,000

New York: 4.92%

Other Municipal Debt: 0.76%
8,935,300	Depew NY Free School District GO Series A (GO — Local, State Aid Withholding Insured)	1.25	06/02/2011	8,950,585
14,000,000	Oyster Bay NY BAN (GO — Local)	1.25	08/12/2011	14,069,739
5,630,000	Tarrytowns NY USD BAN (GO — Local, State Aid Withholding Insured)	1.50	08/12/2011	5,663,613

				28,683,937

Variable Rate Demand Notes: 4.16%
20,420,000	New York Dormitory Authority Tax Exempt Certificate St. John’s University Series 2007 (Education Revenue)††§	0.29	08/01/2020	20,420,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 53
MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$300,000	New York HFA Archstone Westbury Housing Project Series 2004-A (Housing Revenue, Bank of America NA LOC)§	0.33%	11/01/2036	$300,000
15,000,000	New York HFA Economic Development (Tax Revenue)§	0.31	03/15/2033	15,000,000
21,190,000	New York Metropolitan Transportation Authority Series 2005-A ROC-RR-II-R-594PB (Transportation Revenue, AGC-ICC AMBAC Insured)††§	0.31	11/15/2013	21,190,000
11,650,000	New York Metropolitan Transportation Authority Series 2006-B ROC-RR-II-R-11711 (Transportation Revenue, FSA Insured)††§	0.31	11/15/2027	11,650,000
5,660,000	New York Mortgage Agency Homeowner ROC-RR-II-R-11704 (Housing Revenue)††§	0.35	10/01/2031	5,660,000
2,195,000	New York Mortgage Agency Homeowner Series 154 (Housing Revenue)§	0.40	10/01/2039	2,195,000
4,385,000	New York Mortgage Agency Homeowner Series 161 ROC-RR-II-R-11713 (Housing Revenue)††§	0.29	10/01/2016	4,385,000
3,480,000	New York Mortgage Agency Homeowner Series 71 ROC-RR-II-R-11706 (Housing Revenue)††§	0.35	10/01/2024	3,480,000
3,000,000	New York Mortgage Agency Series 106 ROC-RR-II-R-11708 (Housing Revenue)††§	0.34	04/01/2034	3,000,000
9,700,000	New York Mortgage Agency Series 73-A ROC-RR-II-R-11707 (Housing Revenue)††§	0.35	10/01/2024	9,700,000
5,000,000	New York NY Housing Development Corporation MFHR (Housing Revenue)§	0.53	11/01/2040	5,000,000
1,295,000	New York NY Housing Development Corporation MFHR Series 143 ROC-RR-II-R 11699 (Housing Revenue)††§	0.35	11/01/2040	1,295,000
6,620,000	New York NY Housing Development Corporation MFHR Series 2009-C1 (Housing Revenue)††§	0.29	05/01/2029	6,620,000
2,500,000	New York NY Housing Development Corporation Series C-4 (Housing Revenue)§	0.27	05/01/2015	2,500,000
7,120,000	New York NY Housing Development Corporation Series J-1 (Housing Revenue)§	0.48	05/01/2046	7,120,000
4,200,000	New York NY Municipal Water & Sewer Finance Authority ROC-RR-II R-11697 (Water & Sewer Revenue, BHAC-CR Insured)††§	0.29	06/15/2016	4,200,000
10,000,000	New York NY Subseries C-5 (GO — Local, Bank of New York LOC)§	0.25	08/01/2020	10,000,000
10,445,000	New York NY TFA Building Fiscal Year 2007 Series S-1 ROC-RR-II-R-809PB (Miscellaneous Revenue, AGC-ICC FGIC State Aid Withholding Insured)††§	0.30	01/15/2015	10,445,000
8,075,000	New York NY Transitional Finance Authority Series 3F (Tax Revenue)§	0.24	11/01/2022	8,075,000
5,000,000	New York Urban Development Corporation ROC-II-R-11710 (Miscellaneous Revenue)††§	0.29	03/01/2028	5,000,000

				157,235,000

North Carolina: 1.81%

Variable Rate Demand Notes: 1.81%
4,500,000	Charlotte NC Airport Charlotte Douglas Airport Series D (Airport Revenue, Bank of America NA LOC)§	0.32	07/01/2034	4,500,000
5,400,000	Greensboro NC Public Improvement Series B (GO — Local)§	0.33	02/01/2028	5,400,000
5,000,000	North Carolina Capital Facilities Finance Agency (Education Revenue, Branch Banking & Trust LOC)§	0.26	03/01/2031	5,000,000
9,977,000	North Carolina Capital Facilities Finance Agency Educational Greensboro College Project Series 2003 (Education Revenue, Bank of America NA LOC)§	0.36	09/01/2027	9,977,000
3,580,000	North Carolina Capital Facilities Finance Agency Educational Guilford College Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)§	0.30	05/01/2024	3,580,000
4,000,000	North Carolina Capital Facilities Finance Agency Educational High Point University Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)§	0.30	05/01/2030	4,000,000
2,075,000	North Carolina Capital Facilities Finance Agency Various-Elon College Series A (Education Revenue, Bank of America NA LOC)§	0.36	01/01/2014	2,075,000
5,040,000	North Carolina Education Care Community HCFR University Health Systems of Eastern Carolina Series 2008-B-2 (Hospital Revenue, Branch Banking & Trust LOC)§	0.27	12/01/2036	5,040,000
5,985,000	North Carolina HFA Homeownership ROC-RR-II-R-11858 (Housing Revenue)††§	0.35	01/01/2033	5,985,000
3,500,000	North Carolina Port Authority Facilities Series 2008 (Miscellaneous Revenue, Branch Banking & Trust LOC)§	0.30	06/01/2036	3,500,000
9,495,000	North Carolina Student Educational Assistance Authority Branch Bank & Trust Municipal Trust Series 2065 (Education Revenue, Guaranteed Student Loans Insured)††§	0.31	05/24/2028	9,495,000

54 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$3,350,000	Rockingham County NC Industrial Facilities & PCFA Innofa USA Project Series 2007 (IDR, Branch Banking & Trust LOC)§	0.38%	12/01/2026	$3,350,000
6,610,000	Stanly County NC Industrial Facilities & PCFA Chicago Tube Company (IDR, JPMorgan Chase Bank LOC)§	0.40	04/01/2018	6,610,000

				68,512,000

North Dakota: 1.07%

Other Municipal Debt: 0.09%
3,500,000	North Dakota Rural Water Finance Corporation Public Project Construction Notes A-4 (Water & Sewer Revenue)	1.50	09/01/2011	3,516,131

Variable Rate Demand Notes: 0.98%
1,430,000	North Dakota State HFA Home Mortgage Financing (Housing Revenue)§	0.31	01/01/2030	1,430,000
3,000,000	North Dakota State HFA Home Mortgage Program Series A (Housing Revenue)§	0.31	07/01/2037	3,000,000
2,845,000	North Dakota State HFA Home Mortgage Program Series B (Housing Revenue)§	0.31	01/01/2035	2,845,000
75,000	North Dakota State HFA Home Mortgage Program Series B (Housing Revenue)§	0.28	07/01/2033	75,000
2,315,000	Richland County ND Recovery Zone (Miscellaneous Revenue, CoBank ACB LOC)§	0.30	11/01/2028	2,315,000
27,330,000	Traill County ND IDR American Crystal Project (Miscellaneous Revenue, CoBank ACB LOC)§	0.36	09/01/2017	27,330,000

				36,995,000

Ohio: 1.79%

Variable Rate Demand Notes: 1.79%
2,645,000	Butler County OH Capital Funding CCAO Low Cost Capital Series 2005-A (Miscellaneous Revenue, U.S. Bank NA LOC)§	0.29	06/01/2035	2,645,000
3,565,000	Columbus OH Regional Airport Authority Ohio Municipal Pooled Financing Program Series 2004-A (Airport Revenue, U.S. Bank NA LOC)§	0.29	01/01/2030	3,565,000
1,085,000	Franklin County OH Lifeline Shelter Systems Project (IDR, Bank One NA LOC)§	0.60	10/01/2021	1,085,000
11,450,000	Franklin County OH Presbyterian Series A (Health Revenue, PNC Bank NA LOC)§	0.26	07/01/2036	11,450,000
960,000	Hamilton County OH Health Care Life Enriching Community Project Series 2006-B (Health Revenue, PNC Bank NA LOC)§	0.29	01/01/2037	960,000
12,110,000	Lancaster OH Gas Series 2008 (Utilities Revenue)§	0.29	05/01/2038	12,110,000
2,600,000	Lorain County OH Hospital Facilities Regional Education Center Project Series 2008 (Hospital Revenue, JPMorgan Chase Bank LOC)§	0.29	11/01/2021	2,600,000
2,050,000	Madeira OH Economic Development Kroger Company Series 2004 (IDR, U.S. Bank NA LOC)§	0.36	11/01/2012	2,050,000
1,200,000	Montgomery County OH Cambridge Commons Apartments A (Housing Revenue, FHLB LOC)§	0.31	04/01/2038	1,200,000
2,100,000	Pike County OH HCFR Traditions Health Care Obligation Group Series 2007 (Health Revenue, U.S. Bank NA LOC)§	0.31	06/01/2033	2,100,000
3,100,000	Stark County OH IDR Kroger Company Series 2004 (IDR, U.S. Bank NA LOC)§	0.36	09/01/2012	3,100,000
4,965,000	Tuscarawas County OH Port Authority IDR Plymouth Foam Incorporated Project Series 2008 (IDR, U.S. Bank NA LOC)§	0.37	08/01/2038	4,965,000
19,830,000	Wood County OH Hospital Facilities Wood County Hospital Association Project Series 2008 (Hospital Revenue, JPMorgan Chase Bank LOC)§	0.31	03/01/2039	19,830,000

				67,660,000

Oklahoma: 1.17%

Variable Rate Demand Notes: 1.17%
1,375,000	Oklahoma Development Finance Authority Industrial Development Tracker Marine Project (IDR, Bank of America NA LOC)§	0.56	03/01/2018	1,375,000
5,000,000	Oklahoma State Student Loan Authority PUTTER MT-658 (Education Revenue, Guaranteed Student Loans Insured)††§	0.39	09/01/2037	5,000,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 55
MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$22,250,000	Oklahoma Turnpike Authority Series E (Transportation Revenue)§	0.27%	01/01/2028	$22,250,000
15,550,000	Oklahoma Turnpike Authority Series F (Transportation Revenue)§	0.27	01/01/2028	15,550,000

				44,175,000

Oregon: 0.18%

Variable Rate Demand Notes: 0.18%
6,000,000	Oregon Housing & Community Services Department SFHR Series 2008-I (Housing Revenue)§	0.42	07/01/2037	6,000,000
875,000	Oregon State Beef Northwest Feeders Incorporated Series 1999 (Miscellaneous Revenue, Northwest Farm Credit LOC)§	0.49	01/01/2016	875,000

				6,875,000

Other: 8.21%

Variable Rate Demand Notes: 8.21%
18,595,000	Branch Banking & Trust Company Municipal Trust Series 2062 (Education Revenue, Guaranteed Student Loans Insured)††§	0.31	08/05/2027	18,595,000
4,995,000	Branch Banking & Trust Company Municipal Trust Series 2063 (Education Revenue, Guaranteed Student Loans Insured)††§	0.31	03/11/2029	4,995,000
18,445,000	Branch Banking & Trust Company Municipal Trust Series 2064 (Education Revenue, Guaranteed Student Loans Insured)††§	0.31	08/06/2027	18,445,000
19,981,002	Branch Banking & Trust Company Municipal Trust Series 5003 (Lease Revenue, RaboBank International LOC)††§	0.52	05/01/2027	19,981,002
2,000,000	Clipper Tax Exempt Certificate Trust 2006-13 COP (Miscellaneous Revenue)§	0.34	01/01/2018	2,000,000
2,300,000	Clipper Tax Exempt Certificate Trust 2006-16 COP (Miscellaneous Revenue)§	0.34	01/01/2015	2,300,000
10,884,000	Clipper Tax Exempt Certificate Trust Series 2007-19 (Housing Revenue)††§	0.44	06/01/2011	10,884,000
3,259,000	Clipper Tax-Exempt Certificate Trust Series 2009-10 (Housing Revenue)††§	0.44	12/01/2035	3,259,000
1,983,000	Clipper Tax-Exempt Certificate Trust Series 2009-26 (Housing Revenue)††§	0.44	07/01/2037	1,983,000
532,055	Clipper Tax-Exempt Certificate Trust Series 2009-4 (Miscellaneous Revenue)††§	0.44	01/01/2049	532,055
28,601,000	Clipper Tax-Exempt Certificate Trust Series 2009-54 (Miscellaneous Revenue)††§	0.34	05/01/2017	28,601,000
18,984,000	FHLMC MFHR Series M019 (Housing Revenue, FHLMC Insured)§	0.34	05/01/2017	18,984,000
33,750,000	FHLMC MFHR Series M021 (Housing Revenue, FHLMC Insured)§	0.34	06/15/2036	33,750,000
11,359,956	FHLMC Multiclass Mortage Certificates (Housing Revenue)§	0.35	08/15/2045	11,359,956
25,715,000	PFOTER Class A (Housing Revenue)††§	0.39	05/01/2032	25,715,000
54,970,000	PFOTER PPT-1005 Term A (Miscellaneous Revenue)§	0.39	05/15/2035	54,970,000
50,940,000	PFOTER Regular Class C PPT-1001 (Miscellaneous Revenue)§	0.32	03/01/2040	50,940,000
2,500,000	PFOTER Series 385 (Hospital Revenue)††§	0.43	08/15/2042	2,500,000

				309,794,013

Pennsylvania: 3.78%

Variable Rate Demand Notes: 3.78%
9,700,000	Allegheny County PA Hospital Development Authority University of Pittsburgh Education Center Project Series 2007-B-2 (Hospital Revenue, Royal Bank of Canada LOC)††§	0.29	04/15/2039	9,700,000
1,438,000	Allegheny County PA IDA United Jewish Federation Project Series A (Miscellaneous Revenue, PNC Bank NA LOC)††§	0.29	10/01/2026	1,438,000
9,000,000	Berks County PA Municipal Authority Reading Hospital & Education Center Project Series 2008A-1 (Hospital Revenue, Royal Bank of Canada LOC)††§	0.29	11/01/2011	9,000,000
9,305,000	Berks County PA Municipal Authority Reading Hospital & Education Center Project Series 2009-A-1 (Hospital Revenue)††§	0.30	02/01/2012	9,305,000
4,400,000	Bethlehem PA School District GO Series 2007 (GO — Local, AGM State Aid Withholding Insured)§	0.40	01/01/2032	4,400,000
5,085,000	Butler County PA General Authority MSTR Butler Area School District Project Series 2007 Class A (GO — Local, Societe Generale LOC, GO of District Insured)††§	0.29	10/01/2034	5,085,000

56 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$2,370,000	Butler County PA General Authority New Castle Area School District Project Series 2010 (GO — Local, PNC Bank NA LOC, GO of District Insured)§	0.29%	03/01/2030	$2,370,000
2,125,000	Montgomery County PA Higher Education & Health Authority William Penn Charter School Series 2001 (Education Revenue, PNC Bank NA LOC)§	0.29	09/15/2031	2,125,000
5,000,000	Montgomery County PA IDA LaSalle College High School Series 2007-A (Education Revenue, PNC Bank NA LOC)§	0.29	11/01/2037	5,000,000
2,600,000	Montgomery County PA IDR Series 3238 (Hospital Revenue, FHA Insured)††§	0.32	08/01/2030	2,600,000
1,405,000	Moon PA IDA Community Facilities YMCA Greater Pittsburgh Project Series 2005 (Miscellaneous Revenue, PNC Bank NA LOC)§	0.29	06/01/2025	1,405,000
1,700,000	Pennsylvania HEFA Association of Independent Colleges & University of Pennsylvania Finance Program Keystone College Project Series 2002 (Education Revenue, PNC Bank NA LOC)§	0.29	05/01/2027	1,700,000
3,850,000	Pennsylvania HEFA Association of Independent Colleges & University of Pennsylvania Finance Program University of Scranton Project Series 1999-E3 (Education Revenue, PNC Bank NA LOC)††§	0.29	11/01/2014	3,850,000
3,700,000	Pennsylvania HFA SFHR Series 2007-98C (Housing Revenue)§	0.37	10/01/2037	3,700,000
2,140,000	Pennsylvania Housing Finance Agency SFHR Series 3297 (Housing Revenue)††§	0.40	10/01/2019	2,140,000
2,705,000	Pennsylvania Public School Building Authority School District of Philadelphia Project Series 2006-B (Lease Revenue, FSA State Aid Withholding Insured)††§	0.39	06/01/2015	2,705,000
8,100,000	Pennsylvania State Turnpike Commission (Transportation Revenue, AGM Insured)††§	0.31	07/15/2026	8,100,000
21,650,000	Philadelphia PA Gas Works Deutsche Bank Spears Trust Series 1998 (Utilities Revenue, AMBAC Insured)††§	0.32	10/01/2022	21,650,000
8,800,000	Philadelphia PA School District GO Series 2007-A (GO — Local, Branch Banking & Trust LOC)††§	0.28	06/01/2034	8,800,000
5,000,000	Philadelphia PA School District GO Series F (GO — Local, Barclays Bank plc LOC, State Aid Withholding Insured)§	0.26	09/01/2030	5,000,000
14,000,000	PFOTER P-Floats-PT-4674 (Hospital Revenue, FHA Insured)††§	0.36	08/01/2038	14,000,000
12,615,000	PFOTER P-Floats-PT-566 (Miscellaneous Revenue)	0.56	08/15/2042	12,615,000
5,920,000	Quakertown PA General Authority Pooled Financing Program Series A (Miscellaneous Revenue, PNC Bank NA LOC)§	0.28	07/01/2026	5,920,000

				142,608,000

Puerto Rico: 0.02%

Variable Rate Demand Note: 0.02%
800,000	Puerto Rico Sales Tax Finance Corporation Deutsche Bank Spears Trust Series DBE-627A (Tax Revenue, AMBAC Insured)††§	0.29	08/01/2050	800,000

Rhode Island: 0.18%

Variable Rate Demand Note: 0.18%
6,820,000	Rhode Island State Student Loan Series 3235 (Education Revenue, Guaranteed Student Loans Insured)††§	0.44	12/01/2023	6,820,000

South Carolina: 0.63%

Variable Rate Demand Notes: 0.63%
3,339,000	South Carolina Educational Facilities Authority For Private Non-profit Institutions Higher Learning Educational Facilities Charleston Southern University Project Series 2003 (Education Revenue, Bank of America NA LOC)§	0.35	04/01/2028	3,339,000
1,525,000	South Carolina Educational Facilities Authority For Private Non-profit Institutions Higher Learning Educational Facilities Spartanburg Methodist Series 2005 (Education Revenue, Branch Banking & Trust LOC)§	0.30	08/01/2025	1,525,000
2,350,000	South Carolina Educational Facilities Authority Newbury College Series 2008 (Education Revenue, Branch Banking & Trust LOC)§	0.30	06/01/2035	2,350,000
4,900,000	South Carolina Housing Finance & Development Authority MFHR Brookside Crossing Apartments Series 2008 (Housing Revenue, FHLMC Insured)§	0.28	06/01/2046	4,900,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 57
MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$5,000,000	South Carolina Jobs Economic Development Authority (Utilities Revenue, Branch Banking & Trust LOC)§	0.35%	12/01/2038	$5,000,000
6,485,000	South Carolina Jobs Economic Development Authority Blue Ridge Log Cabins LLC Series 2007 (IDR, Branch Banking & Trust LOC)§	0.38	03/01/2032	6,485,000

				23,599,000

South Dakota: 0.33%

Variable Rate Demand Notes: 0.33%
4,850,000	South Dakota HDA Homeownership Mortgage Series 2009-A (Housing Revenue)§	0.26	05/01/2039	4,850,000
7,500,000	South Dakota HEFA Sioux Valley Hospital & Health Systems Project Series 2001-C (Hospital Revenue, U.S. Bank NA LOC)§	0.29	11/01/2019	7,500,000

				12,350,000

Tennessee: 0.72%

Variable Rate Demand Notes: 0.72%
2,150,000	Alcoa Maryville Blount County TN Industrial Development Board Series A (Miscellaneous Revenue, Branch Banking & Trust LOC)§	0.30	06/01/2036	2,150,000
4,805,000	Blount County TN Public Building Authority GO Series E-5-B (GO — Local, Branch Banking & Trust LOC)§	0.30	06/01/2042	4,805,000
2,900,000	Franklin County TN Health & Educational Facilities Board University of the South Project Series 1994 (Education Revenue)††§	0.33	01/01/2013	2,900,000
8,000,000	Huntingdon TN Industrial Development Board Behlen Manufacturing Company Project (IDR, LaSalle Bank NA LOC)§	0.44	05/01/2020	8,000,000
3,390,000	Memphis TN Health Educational & Housing Facilities Board PFOTER Corning Village Apartments (Housing Revenue, FHLMC Insured)††§	0.39	12/01/2047	3,390,000
1,445,000	Pulaski & Giles County TN Lomar Development Company Project (IDR, U.S. Bank NA LOC)§	0.36	01/01/2017	1,445,000
4,500,000	Springfield TN Industrial Development Board Kroger Company Series 2004 (IDR, U.S. Bank NA LOC)§	0.36	02/01/2012	4,500,000

				27,190,000

Texas: 12.51%

Other Municipal Debt: 0.04%
1,420,000	Texas State TAN (Tax Revenue)	2.00	08/31/2011	1,433,495

Variable Rate Demand Notes: 12.47%
6,680,000	Beaumont TX Independent School District Building GO Series 2008 (GO — Local, PSF Insured)††§	0.29	02/15/2033	6,680,000
6,335,000	Bexar County TX Housing Finance Corporation Vista Meadows Fredricksburg Place Apartments Project Series 2006 (Housing Revenue, FHLMC Insured)§	0.27	09/01/2036	6,335,000
500,000	Brazos River TX Harbor Naval District Brazoria County BASF Corporation Project Series 2001 (Miscellaneous Revenue)§	0.44	05/01/2036	500,000
4,900,000	Brazos River TX Harbor Naval District Brazoria County BASF Corporation Project Series 2001 (Miscellaneous Revenue)§	0.41	07/01/2022	4,900,000
10,000,000	Calhoun TX Port Authority Environmental Facilities Formosa Plastics Project (Miscellaneous Revenue, Bank of America NA LOC)§	0.41	11/01/2038	10,000,000
12,305,000	Collin County TX Housing Finance Corporation Huntington Apartments Project Series 1996 (Housing Revenue, Northern Trust Company LOC)††§	0.29	12/01/2015	12,305,000
2,250,000	Conroe TX Independent School District Unlimited Tax Building PUTTER Series 2487 (GO — Local, PSF Insured)††§	0.29	02/15/2014	2,250,000
5,000,000	Dallam County TX Industrial Development Corporation (Miscellaneous Revenue, Bank of the West LOC)§	0.29	08/01/2035	5,000,000
1,700,000	Dallam County TX Industrial Development Corporation Economic Development Revenue Dallhart Jersey Ranch Incorporated Series 2008 (Miscellaneous Revenue)§	0.49	08/01/2039	1,700,000

58 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$12,250,000	Dallam County TX Industrial Development Corporation Economic Development Revenue Hilmar Cheese Company Incorporated Project Series 2009 (Miscellaneous Revenue, Bank of the West LOC)§	0.29%	07/01/2032	$12,250,000
1,570,000	Dallas TX Waterworks & Sewer Systems Series 2845 (Water & Sewer Revenue, AMBAC Insured)††§	0.34	10/01/2015	1,570,000
2,970,000	Del Valle TX GO Independent School District Building PUTTER Series 1946 (GO — Local, PSF Insured)††§	0.32	08/15/2014	2,970,000
16,755,000	First Rio Grande Regional Water Authority Economic Development Corporation Rio Grande Valley Sugar (Miscellaneous Revenue, CoBank ACB LOC)§	0.29	03/01/2032	16,755,000
2,735,000	Fort Bend County TX GO PFOTER Series 1326 (GO — Local, FGIC Insured)††§	0.34	09/01/2012	2,735,000
400,000	Gregg County TX Health Facilities Development Corporation (Hospital Revenue, JPMorgan Chase Bank LOC, Radian Insured)§	0.31	10/01/2029	400,000
2,550,000	Harris County TX Industrial Development Corporation (Energy Revenue)§	0.30	03/01/2023	2,550,000
15,900,000	Harris County TX Industrial Development Corporation Solid Waste Disposal Deer Park Refining Project Series A (Energy Revenue)§	0.26	03/01/2023	15,900,000
6,000,000	Houston TX Higher Education Finance Corporation (Education Revenue)††§	0.29	05/15/2018	6,000,000
4,900,000	Houston TX Utilities Systems Authority Series 2010-B (Water & Sewer Revenue, Royal Bank of Canada LOC)††§	0.29	05/15/2034	4,900,000
6,530,000	Katy TX GO Independent School District Series 2000 (GO — Local, PSF Insured)§	0.30	08/15/2033	6,530,000
6,450,000	Lamar TX Independent School District Construction Refunding GO Series 2008 (GO — Local, PSF Insured)††§	0.29	02/15/2038	6,450,000
3,270,000	Lovejoy TX Independent School District Building GO Deutsche Bank Spears Trust Series 2008 (GO — Local, PSF Insured)††§	0.29	02/15/2038	3,270,000
28,180,000	Lower Neches Valley TX IDR Subersies B-2 (Energy Revenue)§	0.24	12/01/2039	28,180,000
18,565,000	North Texas Throughway Authority Series DB-620 (Transportation Revenue, Assured Guaranty Insured)††§	0.29	01/01/2033	18,565,000
21,200,000	Port Arthur TX Naval District Environmental Facilities Motiva Enterprises Project Series A (Energy Revenue)§	0.28	11/01/2040	21,200,000
10,200,000	Port Arthur TX Naval District Environmental Facilities Motiva Enterprises Project Series B (Energy Revenue)§	0.28	12/01/2039	10,200,000
39,700,000	Port Arthur TX Naval District Environmental Facilities Motiva Enterprises Project Series B (Energy Revenue)§	0.28	12/01/2039	39,700,000
4,800,000	Port Arthur TX Naval District Environmental Facilities Motiva Enterprises Project Series B (Energy Revenue)§	0.28	04/01/2040	4,800,000
1,000,000	Port Arthur TX Naval District Environmental Facilities Motiva Enterprises Project Series C (Energy Revenue)§	0.30	04/01/2027	1,000,000
5,000,000	Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project (Energy Revenue)§	0.41	01/01/2030	5,000,000
43,600,000	Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series 2002-A (Energy Revenue)§	0.36	07/01/2029	43,600,000
25,500,000	Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series 2006 (Energy Revenue)§	0.41	01/01/2030	25,500,000
7,500,000	Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series 2007 (Energy Revenue)§	0.41	01/01/2032	7,500,000
16,000,000	Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series A (Energy Revenue)§	0.41	04/01/2028	16,000,000
1,700,000	Rockwall TX IDR Columbia Extrusion Corporation Project Series 1989 (IDR, Bank of America NA LOC)††§	0.32	07/01/2014	1,700,000
8,280,000	San Antonio TX Electric & Gas Deutsche Bank Spears Trust Series 2007 (Utilities Revenue)††§	0.29	02/01/2032	8,280,000
6,250,000	San Marcos TX Industrial Development Corporation Butler Manufacturing Company Project (IDR, Bank of America NA LOC)§	0.52	04/01/2015	6,250,000
3,795,000	Spring TX Independent School District Refunding GO Deutsche Bank Spears Trust Series 2008-A (GO — Local, PSF Insured)††§	0.29	08/15/2033	3,795,000
12,960,000	Tarant County TX Housing Finance Corporation PFOTER Evergreen at Keller Apartments Project (Housing Revenue, FHLMC Insured)††§	0.39	02/01/2049	12,960,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 59
MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$71,130,000	Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue)††§	0.36%	12/15/2026	$71,130,000
13,421,052	Texas Municipal Gas Acquisition & Supply Corporation Series 2849 (Utilities Revenue)††§	0.36	12/15/2026	13,421,052

				470,731,052

Utah: 0.34%

Variable Rate Demand Notes: 0.34%
700,000	Juab County UT IDR Intermountain Farmers Association Project (IDR, CoBank ACB LOC)§	0.49	08/01/2012	700,000
2,400,000	Juab County UT IDR Intermountain Farmers Association Project (IDR, CoBank ACB LOC)§	0.49	10/01/2021	2,400,000
9,595,000	Riverton UT Hospital IHC Health Services Incorporated Series 2009 PUTTER (Hospital Revenue)††§	0.27	02/15/2035	9,595,000

				12,695,000

Vermont: 0.45%

Variable Rate Demand Notes: 0.45%
3,250,000	Vermont Educational & Health Buildings Financing Agency Various Norwich University Project (Education Revenue, TD Bank NA LOC)§	0.26	09/01/2038	3,250,000
1,125,000	Vermont Educational & Health Buildings North County Hospital Project A (Hospital Revenue, TD Bank NA LOC)§	0.27	10/01/2034	1,125,000
6,100,000	Vermont HFA SFHR Series 19B (Housing Revenue, FSA Insured)§	0.36	05/01/2033	6,100,000
6,400,000	Vermont HFA SFHR Series 20B (Housing Revenue, FSA Insured)§	0.36	11/01/2033	6,400,000

				16,875,000

Virginia: 0.64%

Variable Rate Demand Notes: 0.64%
800,000	Arlington County VA IDA Refunding MFHR Woodbury Park Apartments Project Series 2005-A (Housing Revenue, FHLMC Insured)§	0.28	03/01/2035	800,000
295,000	Chesterfield County VA Health Center Community Residential Care Facilities Lucy Corr Village Series 2008-B (Miscellaneous Revenue, Branch Banking & Trust LOC)§	0.30	12/01/2012	295,000
4,250,000	Fauquier County VA IDA Highland School Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)§	0.30	12/01/2033	4,250,000
2,680,000	Henrico County VA EDA Residential Care Facilities Westminster-Cantebury Richmond Series 2008 (Continuing Care Retirement Community, Branch Banking & Trust LOC)§	0.33	10/01/2037	2,680,000
9,250,000	Norfolk VA Economic Development Authority Hospital Facilities Sentra Healthcare Series C (Hospital Revenue)§	0.41	11/01/2034	9,250,000
2,745,000	Salem VA IDA MFHR Oak Park Apartments Project Series 2008 (Housing Revenue, FNMA Insured)§	0.30	08/15/2043	2,745,000
2,645,000	Virginia Commonwealth University Health System Authority Series B (Hospital Revenue, Branch Banking & Trust LOC)§	0.28	07/01/2037	2,645,000
1,420,000	Virginia Small Business Financing Authority (IDR, Branch Banking & Trust LOC)§	0.38	07/01/2024	1,420,000

				24,085,000

Washington: 1.83%

Variable Rate Demand Notes: 1.83%
1,675,000	King County WA Housing Authority Summerfield Apartments Project for YWCA of Seattle-King County Series 2005 (Housing Revenue, U.S. Bank NA LOC)§	0.37	09/01/2035	1,675,000
1,100,000	King County WA Sewer Series 3090 (Water & Sewer Revenue, FSA Insured)††§	0.29	01/01/2039	1,100,000
7,500,000	PFOTER P-Floats-PT-4685 (Water & Sewer Revenue)††§	0.36	01/01/2045	7,500,000

60 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$6,685,000	Seattle WA Water & Sewer Systems Eclipse Funding Trust Series 2006-0002 (Water & Sewer Revenue, U.S. Bank NA LOC)††§	0.29%	09/01/2013	$6,695,817
3,300,000	Washington Finance Authority Smith Brothers Farms Incorporated Series 2001 (Miscellaneous Revenue, Northwest Farm Credit LOC)§	0.49	09/01/2021	3,300,000
4,640,000	Washington GO Austin Trust Variable Certificate Series 2007-A (GO — State, FSA Insured)††§	0.36	07/01/2014	4,640,000
9,995,000	Washington GO PUTTER Series 2640 (GO — State)††§	0.29	01/01/2016	9,995,000
5,630,000	Washington GO Series 2005-C (GO — State)††§	0.32	06/01/2027	5,630,000
1,755,000	Washington Housing Finance Commission Gonzaga Preparatory School (Education Revenue, Bank of America NA LOC)§	0.50	09/01/2033	1,755,000
5,775,000	Washington Housing Finance Commission Nonprofit Tacoma Art Museum Project (Miscellaneous Revenue, Northern Trust Company LOC)§	0.30	06/01/2032	5,775,000
1,590,000	Washington Housing Finance Commission Whisperwood Apartments Project Series A (Housing Revenue, FNMA Insured)§	0.32	05/15/2035	1,590,000
3,400,000	Washington Housing Finance MFHR Heatherwood Community Apartments Project Series 2002-A (Housing Revenue)††§	0.31	06/01/2037	3,400,000
7,805,000	Washington Housing Finance MFHR Regency Park Apartments Project Series 1999-A (Housing Revenue, FHLMC Insured)§	0.31	06/01/2027	7,805,000
1,200,000	Washington State Economic Development Finance Authority Mercer Island Partners LLC Project (IDR, U.S. Bank NA LOC)††§	0.31	06/01/2027	1,200,000
2,980,000	Yakima County WA Public Corporation Macro Plastics Incorporated Project Series 1996 (IDR, Bank of the West LOC)§	0.50	12/01/2026	2,980,000
1,700,000	Yakima County WA Public Corporation Revenue Valley Processing Project Bank of America (IDR, Bank of America NA LOC)§	0.56	02/01/2015	1,700,000
2,500,000	Yakima County WA Solid Waste Disposal George Deruyter & Son Project Series 2006 (Miscellaneous Revenue, Northwest Farm Credit LOC)§	0.49	08/01/2026	2,500,000

				69,240,817

West Virginia: 0.43%

Variable Rate Demand Notes: 0.43%
4,500,000	Kanawha County WV IDR Kroger Company Series 2004-A (IDR, U.S. Bank NA LOC)§	0.36	02/01/2012	4,500,000
6,850,000	Kanawha County WV IDR Kroger Company Series 2004-B (IDR, U.S. Bank NA LOC)§	0.36	04/01/2013	6,850,000
3,100,000	Marmet WV Commercial Development Kroger Company Series 2004 (IDR, U.S. Bank NA LOC)§	0.36	11/01/2012	3,100,000
1,160,000	West Virginia EDA IDR Coastal Lumber Products Project Series A (IDR, Branch Banking & Trust LOC)††§	0.48	09/01/2015	1,160,000
700,000	West Virginia EDA IDR Coastal Lumber Products Project Series B (IDR, Branch Banking & Trust LOC)††§	0.48	09/01/2015	700,000

				16,310,000

Wisconsin: 2.04%

Other Municipal Debt: 0.32%
6,000,000	Wisconsin State HEFA (Hospital Revenue, PNC Bank NA LOC)	0.42	09/01/2011	6,000,000
6,000,000	Wisconsin State HEFA (Hospital Revenue, State Street Bank & Trust Company LOC)	0.42	09/01/2011	6,000,000

				12,000,000

Variable Rate Demand Notes: 1.72%
26,000,000	Appleton WI Recovery Zone Facilities Foremost Farms USA (Miscellaneous Revenue, CoBank ACB LOC)§	0.29	05/01/2037	26,000,000
3,610,000	Belgium WI IDR Trimen Industries Incorporated Project Series 2006 (IDR, U.S. Bank NA LOC)§	0.42	02/01/2026	3,610,000
740,000	Hull WI IDR Welcome Dairy Incorporated Project Series 2010-A (IDR, Associated Bank NA LOC)§	0.36	01/01/2027	740,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 61
MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$3,435,000	Hull WI IDR Welcome Dairy Incorporated Project Series 2010-B (IDR, Associated Bank NA LOC)§	0.32%	01/01/2027	$3,435,000
1,435,000	Manitowoc WI CDA (Housing Revenue, Bank First National LOC)§	0.58	11/01/2020	1,435,000
2,090,000	Newton WI IDR Stecker Machine Company Incorporated Project Series 2001 (IDR, FHLB LOC)§	0.38	09/01/2021	2,090,000
1,615,000	Sheboygan WI IDR Alaark Manufacturing Corporation Project Series 2000 (IDR, U.S. Bank NA LOC)§	0.38	12/01/2021	1,615,000
1,340,000	Sheboygan WI IDR Vortex Liquid Color Project (IDR, Bank First National LOC)§	0.34	11/01/2020	1,340,000
2,100,000	Two Rivers WI Riverside Foods Incorporated Project (IDR, Bank First National LOC)††§	0.35	12/01/2022	2,100,000
2,325,000	Wisconsin HEFA St. Camillus Health Center Project Series 2005 (Health Revenue, U.S. Bank NA LOC)§	0.29	02/01/2035	2,325,000
3,090,000	Wisconsin Housing & EDFA Series 2879 (Housing Revenue, GO of Authority Insured)††§	0.42	03/01/2015	3,090,000
3,420,000	Wisconsin Housing & EDFA Zero Zone Incorporated Project Series 1999 (IDR, U.S. Bank NA LOC)§	0.56	08/01/2019	3,420,000
10,310,000	Wisconsin Public Power PUTTER Series 1232 (Utilities Revenue, BHAC-CR AMBAC Insured)††§	0.37	07/01/2013	10,310,000
3,450,000	Wisconsin State HEFA Aurora Health Care Series A (Hospital Revenue, Bank of Montreal LOC)§	0.28	04/01/2028	3,450,000

				64,960,000

Wyoming: 0.53%

Variable Rate Demand Note: 0.53%
20,000,000	Wyoming Student Loan Corporation (Education Revenue, Royal Bank of Canada LOC)§	0.29	12/01/2043	20,000,000

Total Municipal Bonds and Notes (Cost $3,768,307,915)				3,768,307,915

Total Investments in Securities

(Cost $3,768,307,915)*	99.81%	3,768,307,915
Other Assets and Liabilities, Net	0.19	7,330,263

Total Net Assets	100.00%	$3,775,638,178

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

§	These securities are subject to a demand feature which reduces the effective maturity.

(q)	Credit enhancement is provided by an affiliate.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
The accompanying notes are an integral part of these financial statements.

62 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Municipal Bonds and Notes: 99.93%

Alabama: 2.69%

Variable Rate Demand Notes: 2.69%
$10,000,000	Homewood Alabama Educational Building Authority (Education Revenue, Branch Banking & Trust LOC)§	0.29%	12/01/2043	$10,000,000
20,000,000	Lower Alabama Gas District Supply Revenue Series A (Utilities Revenue)§	0.38	11/01/2027	20,000,000
12,000,000	Mobile AL Industrial Development Board Alabama Power Company Project Series C (Utilities Revenue)§	0.29	08/01/2017	12,000,000
6,300,000	Mobile AL Infirmary Health System Special Care Facilities Series A (Hospital Revenue)§	0.27	02/01/2040	6,300,000
22,500,000	Mobile County AL IDA Series B (Energy Revenue, Svenska HandelsBanken LOC)§	0.29	07/01/2040	22,500,000
60,000,000	Southeast Alabama Gas District Alabama Supply Project Series 2007-A (Utilities Revenue)§	0.30	08/01/2027	60,000,000

				130,800,000

Alaska: 0.50%

Variable Rate Demand Notes: 0.50%
8,490,000	Alaska State Housing Finance Corporation PUTTER Series DB-507 (Housing Revenue, FGIC GO of Corporation Insured)§††	0.29	12/01/2034	8,490,000
15,705,000	Alaska State Housing Finance Corporation PUTTER Series DB-532 (Housing Revenue, NATL-RE GO of Corporation Insured)§††	0.29	12/01/2041	15,705,000

				24,195,000

Arizona: 0.94%

Variable Rate Demand Notes: 0.94%
10,500,000	Maricopa County AZ IDA Series A (Housing Revenue, FNMA Insured)§	0.27	04/15/2030	10,500,000
35,055,000	Mesa AZ Utility System PUTTER (Utilities Revenue, State Street Bank LOC)§††	0.29	07/01/2024	35,055,000

				45,555,000

California: 6.41%

Variable Rate Demand Notes: 6.41%
22,175,000	ABAG Finance Authority for Nonprofit Corporation California Marin Country Day School (Education Revenue, U.S. Bank NA LOC)§	0.29	07/01/2037	22,175,000
1,680,000	ABAG Finance Authority for Nonprofit Corporation California St. Anthony Foundation (Miscellaneous Revenue, Bank of America Corporation LOC)§	0.30	03/01/2037	1,680,000
13,000,000	Bay Area CA Toll Authority (Transportation Revenue, Union Bank NA LOC)§	0.23	04/01/2047	13,000,000
4,435,000	California Coast Community College Capital Appreciation Election 2002 PUTTER DB-621 (GO — Local, FSA Insured)§††	0.29	08/01/2028	4,435,000
20,000,000	California Educational Facilities Authority (Education Revenue, Bank of America Corporation LOC, NATL-RE Insured)§	0.35	10/01/2043	20,000,000
325,000	California Finance Authority Kehillah Jewish High School Series 2009 (Education Revenue, California Bank & Trust LOC)§	0.27	08/01/2039	325,000
3,145,000	California Infrastructure & Economic Development Bank ROC RR II R-11527 (Transportation Revenue, AMBAC Insured)§††	0.27	07/01/2030	3,145,000
9,695,000	California PCFA Hilmar Cheese Company Project Series 20 (Miscellaneous Revenue, Bank of the West LOC)§	0.29	11/01/2034	9,695,000
2,980,000	California State DWR Power Supply Revenue Series C13 (Water & Sewer Revenue)§	0.30	05/01/2022	2,980,000
16,365,000	California State Economic Recovery (GO — State, BNP Paribas LOC)§	0.25	07/01/2023	16,365,000
16,875,000	California State Kindergarten Series B-2 (GO — Local, CitiBank NA LOC)§	0.24	05/01/2034	16,875,000
5,425,000	California State Series A2 (GO — State, Bank of Montreal LOC)§	0.25	05/01/2033	5,425,000
14,570,000	California State Series DCL 048 (GO — State, Dexia Credit Local LOC, FSA Insured)§††	0.34	08/01/2032	14,570,000
4,100,000	California Statewide CDA Rady Children’s Hospital Series A (Hospital Revenue, U.S. Bank NA LOC)§	0.25	08/15/2047	4,100,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 63
NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$460,000	California Statewide CDA Sweep Loan Program Series A (Hospital Revenue, CitiBank NA LOC)§	0.27%	08/01/2035	$460,000
370,000	California Statewide CDA University Retirement Community Project (Health Revenue, Bank of America Corporation LOC)§	0.28	11/15/2038	370,000
25,000,000	California Statewide CDA Gas Supply (Utilities Revenue)§	0.28	10/01/2040	25,000,000
26,625,000	California Transportation Financing Authority (Miscellaneous Revenue, AGM Insured)§	0.34	10/01/2027	26,625,000
17,615,000	Campton CA USD 2002 Election Series D PUTTER DB-362 (GO — Local, AMBAC Insured)§††	0.31	06/01/2022	17,615,000
11,400,000	El Dorado CA Irrigation District & El Dorado Water Agency Series A (Water & Sewer Revenue)§	0.29	03/01/2036	11,400,000
9,105,000	Golden State Tobacco Securitization Corporation California Tobacco Settlement ROC RR II R-11442 (Tobacco Revenue, AGC-ICC Insured)§††	0.33	06/01/2035	9,105,000
6,085,000	Hesperia CA USD COP Interim School Facility Funding Program (GO — Local, AGM Insured)§	0.50	02/01/2038	6,085,000
5,775,000	Irvine CA Improvement Board Act 1915 Assessment District #04-21-B (Tax Revenue, KBC Bank NV LOC)§	0.30	09/02/2030	5,775,000
4,710,000	Kings County CA Housing Authority Edgewater Apartments Series A (Housing Revenue, FNMA Insured)§	0.27	02/15/2031	4,710,000
13,530,000	Menlo Park CA CDA Las Pulgas Community Development (Tax Revenue, State Street Bank & Trust Company LOC)§	0.29	01/01/2031	13,530,000
1,100,000	Metropolitan Water District Southern California Waterworks Series C2 (Water & Sewer Revenue)§	0.25	07/01/2036	1,100,000
8,100,000	Orange County CA Apartment Development Villas La Paz Series F Project (Housing Revenue, FNMA Insured)§	0.33	08/15/2028	8,100,000
18,540,000	Rancho Santiago CA Community College District Capital Appreciation Election 2002 Series C PUTTER DB-363 (GO — Local, FSA Insured)§††	0.31	09/01/2030	18,540,000
4,120,000	San Diego County CA Regional Transportation Community Limited Tax Series C (Tax Revenue)§	0.30	04/01/2038	4,120,000
1,880,000	Sweetwater CA Union High School District ROC RR II 11484 (GO — Local, FSA Insured)§††	0.31	02/01/2013	1,880,000
3,600,000	University of California (Education Revenue, FSA Insured)§††	0.30	05/15/2032	3,600,000
18,070,000	Victorville CA Joint Powers Finance Authority Project A (Utilities Revenue, BNP Paribas LOC)§	1.75	05/01/2040	18,070,000

				310,855,000

Colorado: 2.31%

Variable Rate Demand Notes: 2.31%
2,765,000	Aurora CO Centretech Metropolitan District (GO — Local, U.S. Bank NA LOC)§	0.31	12/01/2017	2,765,000
2,995,000	Aurora CO Centretech Metropolitan District (GO — Local, U.S. Bank NA LOC)§	0.31	12/01/2028	2,995,000
13,700,000	Broomfield CO Urban Renewal Authority Event Center Project (Tax Revenue, BNP Paribas LOC)§	0.29	12/01/2030	13,700,000
5,800,000	Colorado Health Facilities Authority Crossroads Maranatha Projects (Health Revenue, U.S. Bank NA LOC)§	0.26	12/01/2043	5,800,000
1,245,000	Colorado Health Facilities Authority Exempla Incorporated Project Series 2002-B (Hospital Revenue, U.S. Bank NA LOC)§	0.32	01/01/2033	1,245,000
26,375,000	Colorado Springs Utility Improvement Bond Series A (Utilities Revenue)§	0.32	11/01/2038	26,375,000
5,000,000	Commerce City CO Northern Infrastructure General Improvement District (GO — Local, U.S. Bank NA LOC)§	0.31	12/01/2028	5,000,000
8,625,000	Commerce City CO Northern Infrastructure General Improvement District (GO — Local, U.S. Bank NA LOC)§	0.31	12/01/2038	8,625,000
6,090,000	Cornerstone CO Metropolitan District #2 (Tax Revenue, Bank of America Corporation LOC)§	0.32	12/01/2046	6,090,000

64 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$6,850,000	Denver CO City & County Cottonwood Creek Series A (Housing Revenue, FHLMC Insured)§††	0.28%	04/15/2014	$6,850,000
11,250,000	Moffat County CO Tri State General Association Project (Utilities Revenue, Bank of America Corporation LOC)§	0.29	03/01/2036	11,250,000
6,520,000	Mountain Village CO Housing Authority Facilities Remarketing Project (Housing Revenue, U.S. Bank NA LOC)§	0.31	11/01/2040	6,520,000
11,010,000	South Glenn CO Metropolitan District (Tax Revenue, BNP Paribas LOC)§	0.31	12/01/2030	11,010,000
4,030,000	Southeast CO Public Improvement Metropolitan District (GO — Local, U.S. Bank NA LOC)§	0.31	11/15/2034	4,030,000

				112,255,000

Connecticut: 0.43%

Variable Rate Demand Notes: 0.43%
17,410,000	Connecticut State Housing Financing Authority (Housing Revenue, GO of Authority Insured)§	0.26	11/15/2035	17,410,000
3,600,000	Connecticut State Series A1 (GO — State)§	0.35	03/01/2023	3,600,000

				21,010,000

Delaware: 0.18%

Variable Rate Demand Notes: 0.18%
4,000,000	Delaware State Economic Development Authority YMCA Delaware Projects (Miscellaneous Revenue, PNC Bank NA LOC)§	0.29	05/01/2036	4,000,000
4,945,000	Delaware State Health Facilities Authority Series B (Hospital Revenue, PNC Bank NA LOC)§	0.26	07/01/2039	4,945,000

				8,945,000

District of Columbia: 0.21%

Other Municipal Debt: 0.21%
10,000,000	District of Columbia TRAN (GO — Local)	2.00	09/30/2011	10,106,536

Florida: 3.72%

Other Municipal Debt: 0.39%
19,000,000	Orlando FL Utilities Commission Series D (Utilities Revenue)	2.50	05/01/2011	19,093,602

Variable Rate Demand Notes: 3.33%
7,265,000	Broward County FL Educational Facilities Authority (Education Revenue, Bank of America Corporation LOC)§	0.28	04/01/2020	7,265,000
11,500,000	Capital Transfer Agency Florida Portofino Villas Series A (Housing Revenue, FNMA Insured)§	0.27	04/15/2036	11,500,000
4,000,000	Duval County FL HFA Sunbeam Road Apartments Project (Housing Revenue, U.S. Bank NA LOC)§	0.29	07/01/2025	4,000,000
9,985,000	Eclipse Funding Trust 2006-0002-Solar Eclipse (Tax Revenue, U.S. Bank NA LOC)§††	0.28	03/01/2014	9,985,000
7,100,000	Florida HFA (Housing Revenue, FHLMC Insured)§	0.28	12/01/2013	7,100,000
410,000	Fort Lauderdale FL Ann Storck Center Incorporated Project (Health Revenue, Wells Fargo Bank NA LOC)§††(q)	0.44	12/01/2014	410,000
3,865,000	Highlands County FL Health Facilities Authority (Hospital Revenue, PNC Bank NA LOC)§	0.26	11/15/2012	3,865,000
595,000	Hillsborough County FL School Board COP Series C (Lease Revenue, Wells Fargo Bank NA LOC, NATL-RE Insured)§(q)	0.27	07/01/2030	595,000
10,000,000	Jea FL Electrical System Revenue (Utilities Revenue, Bank of Montreal LOC)§	0.26	10/01/2035	10,000,000
20,035,000	Lee Memorial Health Services Florida Project Series 3088 (Hospital Revenue)§††	0.29	04/01/2037	20,035,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 65
NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$10,105,000	Miami Dade County FL Expressway Authority Series 1339 (Transportation Revenue, AGC-ICC FGIC Insured)§††	0.39%	07/01/2012	$10,105,000
4,495,000	Miami-Dade County FL Special Obligation Capital Asset Acquisition Series A PUTTER DBE-538 (Tax Revenue, AMBAC Insured)§††	0.29	04/01/2027	4,495,000
1,335,000	Orange County FL Central Florida YMCA Project Series A (Miscellaneous Revenue, Bank of America Corporation LOC)§	0.37	05/01/2027	1,335,000
2,620,000	Orange County FL IDA Jewish Federation of Greater Orlando Project (Miscellaneous Revenue, Bank of America Corporation LOC)§	0.54	01/01/2028	2,620,000
2,000,000	Orange County FL School Board COP Series E (Lease Revenue, Wells Fargo Bank NA LOC)§(q)	0.27	08/01/2022	2,000,000
4,035,000	Palm Beach County FL Childrens Home Project (Miscellaneous Revenue, Bank of America Corporation LOC)§	0.35	05/01/2038	4,035,000
6,465,000	Palm Beach County FL Jupiter Medical Center Incorporated Series B (Hospital Revenue, TD Bank NA LOC)§	0.28	08/01/2020	6,465,000
1,465,000	Palm Beach County FL Norton Gallery Incorporated (Miscellaneous Revenue, Northern Trust Company LOC)§	0.32	05/01/2025	1,465,000
7,520,000	Palm Beach County FL School Board Series 2089 (Lease Revenue, FSA Insured)§††	0.34	08/01/2026	7,520,000
7,845,000	Palm Beach County FL School Board Series 2925Z (Lease Revenue, FSA Insured)§††	0.34	08/01/2011	7,845,000
2,500,000	Palm Beach County FL Zoological Society Incorporated Project (Miscellaneous Revenue, Northern Trust Company LOC)§	0.29	05/01/2031	2,500,000
4,290,000	Sarasota County FL Planned Parenthood Incorporated Project (Miscellaneous Revenue, Harris NA LOC)§	0.32	10/01/2041	4,290,000
1,230,000	Sarasota County FL Sarasota Military Academy (Education Revenue, Wells Fargo Bank NA LOC)§(q)	0.39	02/01/2034	1,230,000
4,600,000	South Florida Water Management District ROC RR II R-12313 (Water & Sewer Revenue, AGM-CR AMBAC Insured)§††	0.29	04/01/2015	4,600,000
19,725,000	Tampa Bay FL Water Utility System (Water & Sewer Revenue, FGIC Insured)§††	0.43	10/01/2023	19,725,000
6,315,000	West Palm Beach FL City Hall Project PUTTER Series DB-547 (Tax Revenue, NATL-RE Insured)§††	0.29	10/01/2026	6,315,000

				161,300,000

Georgia: 3.24%

Variable Rate Demand Notes: 3.24%
12,650,000	Atlanta GA Airport Passenger Facility Charge (Airport Revenue, FSA Insured)§††	0.31	01/01/2013	12,650,000
3,580,000	Atlanta GA Development Authority Perkins Will Incorporated Project (Miscellaneous Revenue, Harris NA LOC)§	0.29	11/01/2030	3,580,000
2,500,000	Atlanta GA Metropolitan Rapid Transit Authority Third Indenture Series B PUTTER (Tax Revenue, AGM Insured)§††	0.34	01/01/2016	2,500,000
5,465,000	Atlanta GA Westside Project Series B (Tax Revenue, Wells Fargo Bank NA LOC)§(q)	0.29	12/01/2023	5,465,000
3,195,000	Cobb County GA Housing Authority Tamarron Apartments Project (Housing Revenue, FHLMC Insured)§	0.34	03/01/2024	3,195,000
7,240,000	Fulton County GA Development Authority Shepherd Center (Hospital Revenue, FHLB Insured)§	0.27	09/01/2035	7,240,000
1,850,000	Fulton County GA Development Authority St. George Village Project (Health Revenue, Bank of America Corporation LOC)§	0.35	04/01/2034	1,850,000
12,500,000	Fulton County GA Development Authority The Lovett School Project Series 2008 (Education Revenue, FHLB LOC)§	0.27	04/01/2033	12,500,000
12,145,000	Fulton County GA Series 1474 (Water & Sewer Revenue, AGC-ICC FGIC Insured)§††	0.34	07/01/2012	12,145,000
5,000,000	Gwinnett County GA Development Authority Goodwill North GA Incorporated Project (Miscellaneous Revenue, Branch Banking & Trust LOC)§	0.30	10/01/2033	5,000,000
9,835,000	Gwinnett County GA Hospital Authority Series A (Hospital Revenue, FHLB LOC)§	0.27	07/01/2036	9,835,000
2,875,000	Gwinnett County GA School District PUTTER Series 2007-1011 (Housing Revenue, GO of Authority Insured)§††	0.36	07/01/2041	2,875,000
5,700,000	Macon-Bibb County GA Hospital Authority Anticipation Note Medical Center Series B (Hospital Revenue, Branch Banking & Trust LOC)§	0.29	07/01/2028	5,700,000

66 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$36,700,000	Main Street Natural Gas Incorporated Gas Project Series A (Utilities Revenue)§	0.29%	08/01/2040	$36,700,000
8,630,000	Private Colleges and Universities Authority of Georgia Mercer University Project Series 2003 (Education Revenue, Branch Banking & Trust LOC)§	0.29	10/01/2032	8,630,000
5,500,000	Private Colleges and Universities Authority of Georgia Mercer University Project Series 2006-A (Education Revenue, Branch Banking & Trust LOC)§	0.29	10/01/2036	5,500,000
9,285,000	Rosell GA Housing Authority (Housing Revenue, FHLMC Insured)§	0.34	01/01/2034	9,285,000
12,709,000	State of Georgia Series H-1 (GO — State)§	0.37	12/01/2026	12,709,000

				157,359,000

Hawaii: 0.11%

Variable Rate Demand Note: 0.11%
5,200,000	Hawaii Housing Finance & Development Corporation Lokahi Kau Series 2008 (Housing Revenue, FHLMC Insured)§	0.27	12/01/2041	5,200,000

Idaho: 0.19%

Variable Rate Demand Note: 0.19%
9,400,000	Coeur d’ Alene ID (Miscellaneous Revenue, Bank of America Corporation LOC)§	0.35	08/15/2022	9,400,000

Illinois: 10.80%

Other Municipal Debt: 0.21%
10,000,000	Illinois Finance Authority (Education Revenue)	0.29	02/02/2011	10,000,000

Variable Rate Demand Notes: 10.59%
4,225,000	Aurora IL Economic Development (Education Revenue, Harris Trust & Savings Bank LOC)§	0.29	03/01/2035	4,225,000
10,000,000	Austin Trust Series 2008-1098 (Hospital Revenue, Assured Guaranty Insured)§††	0.39	08/15/2047	10,000,000
16,120,000	Chicago IL Board of Education Series 3010 (GO — Local, AMBAC Insured)§††	0.43	12/01/2030	16,120,000
8,000,000	Chicago IL Neighborhoods Alive (GO — Local, Bank of America Corporation LOC)§	0.29	01/01/2037	8,000,000
3,130,000	Chicago IL O’Hare International Airport Series A PUTTER DB-502 (Airport Revenue, FSA Insured)§††	0.29	01/01/2033	3,130,000
4,515,000	Chicago IL O’Hare International Airport Third Lien PUTTER DBE-534 (Airport Revenue, AMBAC Insured)§††	0.29	01/01/2022	4,515,000
12,000,000	Chicago IL Series F (GO — Local)§	0.50	01/01/2042	12,000,000
3,180,000	Chicago IL Water Revenue Subseries 04-3 (Water & Sewer Revenue, State Street Bank & Trust Company LOC)§	0.29	11/01/2031	3,180,000
49,500,000	Cook County IL (GO — Local, FSA-CR AMBAC Insured)§††	0.29	11/15/2011	49,500,000
1,590,000	DeWitt Ford & Livingston Counties IL Community College District PUTTER DB-555 (GO — Local, FSA Insured)§††	0.29	12/01/2021	1,590,000
9,900,000	Eagle Tax Exempt Trust (Tax Revenue, FSA GO of Authority Insured)§††	0.32	06/01/2025	9,900,000
29,860,000	Eclipse Funding Trust (Water & Sewer Revenue, U.S. Bank NA LOC)§††	0.28	05/01/2014	29,860,000
11,285,000	Eclipse Funding Trust (Water & Sewer Revenue, U.S. Bank NA LOC)§	0.29	01/01/2030	11,285,000
2,585,000	Illinois Development Finance Authority (Miscellaneous Revenue, Bank of America Corporation LOC)§	0.35	01/01/2029	2,585,000
4,045,000	Illinois Development Finance Authority Aurora Cent Catholic High School (Education Revenue, JPMorgan Chase Bank LOC)§	0.32	04/01/2024	4,045,000
5,480,000	Illinois Development Finance Authority Chicago Academy of Sciences (Miscellaneous Revenue, JPMorgan Chase Bank LOC)§	0.32	01/01/2033	5,480,000
4,500,000	Illinois Development Finance Authority Cook Communications Project (Miscellaneous Revenue, Bank of America Corporation LOC)§	0.57	03/01/2017	4,500,000
1,000,000	Illinois Development Finance Authority Lake Forest Academy (Education Revenue, Northern Trust Company LOC)§	0.32	12/01/2024	1,000,000
4,600,000	Illinois Development Finance Authority Loyala Academy Project (Education Revenue, JPMorgan Chase Bank LOC)§	0.32	10/01/2031	4,600,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 67
NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$22,435,000	Illinois Development Finance Authority McCormick Theological Project B (Education Revenue, Northern Trust Company LOC)§	0.32%	06/01/2035	$22,435,000
9,000,000	Illinois Development Finance Authority Presbyterian Homes Project (Health Revenue, Northern Trust Company LOC)§	0.32	04/01/2035	9,000,000
10,000,000	Illinois Development Finance Authority St. Ignatius College (Education Revenue, Northern Trust Company LOC)§	0.32	06/01/2024	10,000,000
23,700,000	Illinois Development Finance Authority YMCA Metropolitan Chicago Project (Miscellaneous Revenue, Harris Trust & Savings Bank LOC)§	0.30	06/01/2029	23,700,000
5,000,000	Illinois Educational Facilities Authority Chicago Zoological Society Series B (Miscellaneous Revenue)§	0.32	12/15/2025	5,000,000
270,000	Illinois Educational Facilities Authority Newberry Library Project (Miscellaneous Revenue, Northern Trust Company LOC)§	0.30	03/01/2028	270,000
23,385,000	Illinois Finance Authority Bradley University Series A (Education Revenue, PNC Bank NA LOC)§	0.26	04/01/2033	23,385,000
4,760,000	Illinois Finance Authority British Home Retired Men (Health Revenue, LaSalle Bank NA LOC)§	0.47	11/01/2027	4,760,000
2,195,000	Illinois Finance Authority Children’s Museum Remarket (Miscellaneous Revenue, Northern Trust Company LOC)§	0.32	07/01/2034	2,195,000
8,600,000	Illinois Finance Authority Elmhurst Memorial Healthcare Series D (Hospital Revenue, Northern Trust Company LOC)§	0.27	01/01/2048	8,600,000
12,750,000	Illinois Finance Authority Lake Forest Country Day School Project (Education Revenue, Northern Trust Company LOC)§	0.32	07/01/2035	12,750,000
11,500,000	Illinois Finance Authority Loyola Academy (Education Revenue, JPMorgan Chase Bank LOC)§	0.32	10/01/2037	11,500,000
8,305,000	Illinois Finance Authority Pollution Control (Utilities Revenue, JPMorgan Chase Bank LOC)§	0.32	05/01/2021	8,305,000
22,605,000	Illinois Finance Authority Presbyterian Homes (Health Revenue, Northern Trust Company LOC)§	0.32	09/01/2024	22,605,000
19,900,000	Illinois Finance Authority Presbyterian Homes Project (Health Revenue, AGM Insured)§	0.32	09/01/2031	19,900,000
10,100,000	Illinois Finance Authority Richard H. Driehaus Museum (Miscellaneous Revenue, Northern Trust Company LOC)§	0.32	02/01/2035	10,100,000
9,085,000	Illinois Finance Authority Southern Illinois Healthcare (Hospital Revenue, Bank of Nova Scotia LOC)§	0.30	03/01/2038	9,085,000
43,570,000	Illinois Finance Authority Spertus Institute (Education Revenue, Northern Trust Company LOC)§	0.32	09/01/2035	43,570,000
13,000,000	Illinois Finance Authority St. Ignatius College (Education Revenue, JPMorgan Chase Bank LOC)§	0.32	12/01/2036	13,000,000
5,820,000	Illinois Finance Authority The Catherine Cook School Project (Education Revenue, Northern Trust Company LOC)§	0.32	01/01/2037	5,820,000
3,655,000	Illinois Finance Authority Xavier University (Education Revenue, Bank of America Corporation LOC)§	0.33	10/01/2033	3,655,000
15,000,000	Illinois Metropolitan Pier & Exposition Authority Series 3219 (Tax Revenue)§††	0.29	06/15/2050	15,000,000
9,805,000	Illinois State Xavier University Project Series A (Education Revenue, LaSalle Bank NA LOC)§	0.35	10/01/2032	9,805,000
2,530,000	Lake Villa IL Allendale Association Project (Health Revenue, LaSalle Bank NA LOC)§	0.32	10/01/2026	2,530,000
27,900,000	Metropolitan & Exposition Authority Series 3220 (Tax Revenue)§††	0.29	06/15/2050	27,900,000
3,330,000	Saint Clair County IL Mckendree College Project (Education Revenue, Bank of America Corporation LOC)§	0.57	06/01/2034	3,330,000
400,000	Schaumburg IL GO ROC-RR-II-R-11698 (GO — Local, BHAC-CR FGIC Insured)§††	0.29	12/01/2032	400,000

				514,115,000

68 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Indiana: 2.06%

Variable Rate Demand Notes: 2.06%
$2,870,000	Boone County IN Hospital Association PUTTER DBE-549 (GO — Local, FGIC Insured)§††	0.29%	07/10/2021	$2,870,000
9,000,000	Indiana Finance Authority Community Health Network Project 8 (Hospital Revenue, PNC Bank NA LOC)§	0.26	07/01/2039	9,000,000
5,340,000	Indiana Finance Authority Northshore Health Center Project (Health Revenue, Harris NA LOC)§	0.30	07/01/2038	5,340,000
16,500,000	Indiana Finance Authority Parkview Health System B (Hospital Revenue, National City Bank LOC)§	0.26	11/01/2039	16,500,000
16,510,000	Indiana Health & Educational Facilities Finance Authority Clarian Health Obligated Group Series 2005-D (Hospital Revenue, Branch Banking & Trust LOC)§	0.28	02/15/2030	16,510,000
100,000	Indiana Health & Educational Facilities Financing Authority Clarian Health Series C (Hospital Revenue, Branch Banking & Trust LOC)§	0.29	02/15/2030	100,000
3,220,000	Indiana State Development Finance Authority Sycamore School Project (Education Revenue)§	0.29	08/01/2024	3,220,000
11,905,000	Indianapolis IN Canal Square Apartments (Housing Revenue, FHLMC Insured)§	0.29	04/01/2033	11,905,000
8,490,000	Indianapolis IN Industrial Multifamily Housing Washington Pointe Project A (Housing Revenue, Fleet National Bank LOC)§	0.28	04/15/2039	8,490,000
24,825,000	Indianapolis Local Public Improvement Bond Bank ROC- RR- 11 R 1179 (Water & Sewer Revenue, Assured Guaranty Insured)§††	0.31	01/01/2017	24,825,000
1,400,000	Marion IN Economic Development Wesleyan University Project (Education Revenue, Bank of America Corporation LOC)§	0.35	06/01/2036	1,400,000

				100,160,000

Iowa: 0.83%

Variable Rate Demand Notes: 0.83%
2,960,000	Iowa Finance Authority Cedarwood Hills Project Series A (Housing Revenue)§	0.27	05/01/2031	2,960,000
17,000,000	Iowa Finance Authority Student Housing Des Moines LLC Project A (Housing Revenue, CitiBank NA LOC)§	0.30	06/01/2039	17,000,000
8,370,000	Iowa Higher Education Loan Authority Private College Dubuque Project (Education Revenue, Northern Trust Company LOC)§	0.30	05/01/2029	8,370,000
3,695,000	Iowa Higher Education Loan Authority Private College Project (Education Revenue, JPMorgan Chase Bank LOC)§	0.31	10/01/2038	3,695,000
8,415,000	Iowa Higher Education Loan Authority RB University of Dubuque (Education Revenue, Northern Trust Company LOC)§	0.30	04/01/2035	8,415,000

				40,440,000

Kansas: 0.37%

Variable Rate Demand Note: 0.37%
18,000,000	Kansas State Department of Transportation Series D (Tax Revenue)§	0.33	03/01/2012	18,000,000

Kentucky: 3.16%

Other Municipal Debt: 2.06%
10,500,000	Kentucky Rural Water Finance Corporation Public Project Series C-1 (Water & Sewer Revenue)	1.50	12/01/2011	10,573,700
89,000,000	Louisville & Jefferson County KY Metropolitan Sewer District Sewer & Drain Systems Series A (Water & Sewer Revenue)	1.25	05/26/2011	89,171,231

				99,744,931

Variable Rate Demand Notes: 1.10%
7,635,000	Fort Mitchell KY League of Cities Funding Trust Program Series A (Lease Revenue, U.S. Bank NA LOC)§	0.29	10/01/2032	7,635,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 69
NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$5,000,000	Kentucky EDFA (Hospital Revenue, JPMorgan Chase Bank LOC)§	0.28%	05/01/2033	$5,000,000
22,500,000	Kentucky EDFA Madonna Manor Project PUTTER Series P-Floats-MT-636 (Hospital Revenue)§††	0.36	12/01/2039	22,500,000
9,425,000	Louisville & Jefferson County KY Metropolitan Government Waterford Place Apartments Project (Housing Revenue, FHLMC Insured)§	0.34	01/01/2034	9,425,000
4,770,000	Williamstown KY League of Cities Funding Trust Lease Series 2008-A (Lease Revenue, U.S. Bank NA LOC)§	0.29	07/01/2038	4,770,000
4,100,000	Williamstown KY League of Cities Funding Trust Series B (Lease Revenue, U.S. Bank NA LOC)§	0.29	12/01/2038	4,100,000

				53,430,000

Louisiana: 2.04%

Variable Rate Demand Notes: 2.04%
27,600,000	East Baton Rouge Parish LA IDR Series B (IDR)§	0.22	12/01/2040	27,600,000
860,000	Jefferson LA Sales Tax District PUTTER Series DBE-577 (Tax Revenue, AMBAC Insured)§††	0.29	12/01/2020	860,000
8,955,000	Louisiana HFA Woodward (Housing Revenue, FHLMC Insured)§	0.29	09/01/2033	8,955,000
1,100,000	Louisiana Public Facilities Authority Port LLC Project Series 2008 (Miscellaneous Revenue, Bank of America Corporation LOC)§	0.34	10/01/2028	1,100,000
16,165,000	Louisiana State Series A (GO — State, BNP Paribas LOC)§	0.26	07/15/2026	16,165,000
20,300,000	Parish of St. James LA Series A-1 (Energy Revenue)§	0.33	11/01/2040	20,300,000
11,000,000	Parish of St. James LA Series B-1 (Energy Revenue)§	0.30	11/01/2040	11,000,000
13,000,000	St. Charles Parish LA Gulf Opportunity Zone Valero Energy Corporation (IDR, Mizuho Corporate Bank LOC)§	0.29	12/01/2040	13,000,000

				98,980,000

Maine: 0.12%

Variable Rate Demand Note: 0.12%
6,000,000	Maine Finance Authority Foxcroft Academy (Education Revenue, TD Bank NA LOC)§	0.27	06/01/2038	6,000,000

Maryland: 0.93%

Other Municipal Debt: 0.33%
10,000,000	Montgomery County MD (GO — Local)	0.25	02/07/2011	10,000,000
6,000,000	Montgomery County MD Series 2009-B (GO — Local)	0.26	02/07/2011	6,000,000

				16,000,000

Variable Rate Demand Notes: 0.60%
6,665,000	Maryland Health & Higher Educational Facilities Authority Johns Hopkins University Project Series 1003 (Education Revenue)§††	0.36	07/01/2033	6,665,000
8,000,000	Maryland Health & Higher Educational Facilities Authority University of Maryland Medicine System Series D (Hospital Revenue, TD Bank NA LOC)§	0.26	07/01/2041	8,000,000
7,500,000	Maryland State HEFA University of Maryland Medical System Series E (Hospital Revenue, Bank of Montreal LOC)§	0.28	07/01/2041	7,500,000
2,565,000	Montgomery County MD Economic Development (Health Revenue, Wells Fargo Bank NA LOC)§(q)	0.39	03/01/2032	2,565,000
4,500,000	Montgomery County MD Housing Opportunities Series 2002-C (Housing Revenue, FNMA LOC)§	0.29	11/01/2032	4,500,000

				29,230,000

70 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Massachusetts: 2.72%

Variable Rate Demand Notes: 2.72%
$11,755,000	Massachusetts Department of Transportation Metro Highway Systems Contract Assistance Series A-5 (GO — State)§	0.23%	01/01/2039	$11,755,000
12,270,000	Massachusetts Development Finance Agency Cushing Academy Issue (Education Revenue, TD Bank NA LOC)§	0.27	03/01/2034	12,270,000
4,060,000	Massachusetts State College Building Authority Series B PUTTER (Education Revenue)§††	0.29	05/01/2039	4,060,000
8,200,000	Massachusetts State Department of Transportation Metro Highway System Contract Assistance Series A-1 (GO — State, GO of Commonwealth Insured)§	0.24	01/01/2029	8,200,000
6,600,000	Massachusetts State Development Finance Agency Buckingham Brown & Nichols (Education Revenue, JPMorgan Chase Bank LOC)§	0.30	06/01/2036	6,600,000
10,345,000	Massachusetts State Development Finance Agency Shady Hill School (Education Revenue, TD Bank NA LOC)§	0.29	06/01/2038	10,345,000
47,235,000	Massachusetts State Health and Educational Facilities Authority (Education Revenue, Bank of America Corporation LOC)§	0.28	07/01/2037	47,235,000
11,950,000	Massachusetts State HEFA Series N-1 (Education Revenue)§	0.25	08/15/2040	11,950,000
3,305,000	Massachusetts State Series A PUTTER (GO — State, NATL-RE FGIC Insured)§††	0.40	05/01/2037	3,305,000
16,170,000	Massachusetts Water Resources Authority Series DCL- 003 (Water & Sewer Revenue, Dexia Credit Local LOC, FSA Insured)§††	0.34	08/01/2037	16,170,000

				131,890,000

Michigan: 1.72%

Other Municipal Debt: 0.78%
5,000,000	Michigan Finance Authority Short Aid Notes Series D-1 (Miscellaneous Revenue)	2.00	08/19/2011	5,032,449
7,000,000	Michigan Finance Authority Short Aid Notes Series D-2 (Miscellaneous Revenue, JPMorgan Chase Bank LOC)	2.00	08/22/2011	7,061,800
7,000,000	Michigan Finance Authority Short Aid Notes Series D-3 (Miscellaneous Revenue, Scotia Bank LOC)	2.00	08/22/2011	7,061,800
13,400,000	Michigan State Hospital Finance Authority (Hospital Revenue)	0.23	02/09/2011	13,400,000
5,000,000	Michigan State Series A (GO — State)	2.00	09/30/2011	5,051,705

				37,607,754

Variable Rate Demand Notes: 0.94%
21,020,000	Detroit MI (Water & Sewer Revenue, FSA Insured)§††	0.31	04/01/2011	21,020,000
8,000,000	Deutsche Bank Spears/Lifers Trust Series DBE-711 (Hospital Revenue)§††	0.29	10/14/2030	8,000,000
2,000,000	Green Lake Township MI Economic Development Corporation (Education Revenue, Harris NA LOC)§	0.27	06/01/2034	2,000,000
4,000,000	Michigan State Hospital Finance Authority Ascension Health SR (Hospital Revenue)§	0.38	11/15/2049	4,000,000
4,200,000	Michigan State Hospital Finance Authority Ascension Health SR (Hospital Revenue)§	0.38	11/15/2049	4,200,000
6,500,000	Michigan State Hospital Finance Authority Holland Community Hospital Series B (Hospital Revenue, Bank One NA LOC)§	0.29	01/01/2034	6,500,000

				45,720,000

Minnesota: 5.28%

Other Municipal Debt: 0.91%
2,000,000	Minnesota State Trunk Highway Series B (GO — State)	4.00	08/01/2011	2,036,784
9,000,000	Rochester MN Health Care Series 00-A (Hospital Revenue)	0.27	02/07/2011	9,000,000
20,000,000	Rochester MN Health Care Series 01-C (Hospital Revenue, State Street Bank & Trust Company LOC)	0.25	03/03/2011	20,000,000
13,200,000	Rochester MN Health Care Series 92-C (Hospital Revenue)	0.29	02/04/2011	13,200,000

				44,236,784

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 71
NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes: 4.37%
$8,035,000	Andover MN Senior Housing Presbyterian Homes Incorporated Project (Health Revenue, FNMA Insured)§	0.27%	11/15/2033	$8,035,000
2,950,000	Bloomington MN Bristol Village (Housing Revenue, FNMA Insured)§	0.33	11/15/2032	2,950,000
3,675,000	Bloomington MN Presbyterian Homes (Housing Revenue, FHLMC Insured)§	0.27	07/01/2038	3,675,000
500,000	Brooklyn Center MN Brookdale Corporation II Project (Miscellaneous Revenue, U.S. Bank NA LOC)§	0.30	12/01/2014	500,000
4,145,000	Burnsville MN Berkshire Project Series A (Housing Revenue, FNMA Insured)§	0.27	07/15/2030	4,145,000
8,350,000	Burnsville MN Southwind Apartments Project (Housing Revenue, FHLMC Insured)§	0.27	01/01/2035	8,350,000
3,250,000	Crystal MN MFHR Crystal Apartments Project (Housing Revenue, FHLMC Insured)§	0.27	05/01/2027	3,250,000
3,475,000	Dakota County MN CDA Catholic Finance Corporation (Education Revenue, U.S. Bank NA LOC)§	0.39	01/01/2012	3,475,000
3,685,000	Dakota County MN RDA (Housing Revenue, FHLMC Insured)§††	0.32	06/01/2029	3,685,000
990,000	Eden Prairie MN Eden Glen Apartments Project (Housing Revenue, FNMA Insured)§	0.27	02/15/2031	990,000
2,680,000	Edina MN Edina Park Plaza (Housing Revenue, FHLMC Insured)§	0.27	12/01/2029	2,680,000
4,100,000	Forest Lake MN Kilkenny Court Apartments Project (Housing Revenue, FNMA Insured)§	0.29	08/15/2038	4,100,000
10,520,000	Inver Grove Heights MN Inver Grove Incorporated Project (Housing Revenue, FNMA Insured)§	0.27	05/15/2035	10,520,000
1,620,000	Maple Grove MN MFHR Basswood Trails Project (Housing Revenue, FHLMC Insured)§	0.27	03/01/2029	1,620,000
115,000	Maplewood MN Educational Facilities Mounds Park Academy Project (Education Revenue, U.S. Bank NA LOC)§	0.28	10/01/2023	115,000
205,000	Maplewood MN Educational Facilities Mounds Park Academy Project (Education Revenue, U.S. Bank NA LOC)§	0.28	10/01/2031	205,000
350,000	Minneapolis & St. Paul MN Housing & RDA Allina Health Systems Series B-1 (Hospital Revenue, JPMorgan Chase Bank LOC)§	0.26	11/15/2035	350,000
35,125,000	Minneapolis & St. Paul MN Housing & RDA Childrens Health Care Series B (Hospital Revenue, AGM Insured)§	0.27	08/15/2025	35,125,000
500,000	Minneapolis & St. Paul MN Housing & RDA Health Care Facilities Series A (Hospital Revenue, AGM Insured)§	0.31	08/15/2034	500,000
6,935,000	Minneapolis & St. Paul MN Metro Airports Commission Series A PUTTER DB-489 (Airport Revenue, AMBAC Insured)§††	0.29	01/01/2030	6,935,000
500,000	Minneapolis MN Housing Development Symphony Place Project (Housing Revenue, FHLMC Insured)§	0.29	12/01/2014	500,000
965,000	Minneapolis MN MacPhail Center for Music Project (Miscellaneous Revenue, U.S. Bank NA LOC)§	0.30	08/01/2036	965,000
1,566,000	Minneapolis MN Minnehaha Academy Project (Education Revenue, U.S. Bank NA LOC)§	0.30	05/01/2026	1,566,000
955,000	Minnesota State Concordia University Series P1 (Education Revenue, U.S. Bank NA LOC)§	0.26	04/01/2027	955,000
4,895,000	Minnesota State University of St. Thomas Series 4O (Education Revenue, U.S. Bank NA LOC)§	0.29	10/01/2021	4,895,000
2,950,000	Minnesota State University of St. Thomas Series 6H (Education Revenue, U.S. Bank NA LOC)§	0.29	10/01/2032	2,950,000
5,435,000	Minnetonka MN Housing Facilities Beacon Hill (Housing Revenue, FNMA Insured)§	0.27	05/15/2034	5,435,000
2,665,000	Minnetonka MN Minnetonka Hills Apartments (Housing Revenue, FNMA Insured)§	0.27	11/15/2031	2,665,000
9,390,000	Oak Park Heights MN Boutwells Landing Project (Housing Revenue, FHLMC Insured)§	0.27	11/01/2035	9,390,000
5,150,000	Pine City MN State Agency (Housing Revenue, FNMA Insured)§	0.27	04/15/2036	5,150,000
2,865,000	Plymouth MN Lancaster Village Apartments Project (Housing Revenue, FNMA Insured)§	0.27	09/15/2031	2,865,000
10,750,000	Rochester MN Health Care Facilities Mayo Foundation (Hospital Revenue)§	0.26	08/15/2032	10,750,000
1,130,000	Spring Lake Park MN Senior Housing Oak Crest Apartments Project (Housing Revenue, FNMA Insured)§	0.27	02/15/2033	1,130,000
2,550,000	St. Anthony MN Autumn Woods Housing Project (Housing Revenue, FNMA Insured)§	0.27	05/15/2032	2,550,000

72 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes
$7,710,000	St. Cloud MN Cenracare Health Series A (Hospital Revenue, U.S. Bank NA LOC)§	0.25%	05/01/2042	$7,710,000
16,500,000	St. Cloud MN Health Central Care Series C (Hospital Revenue, Assured Guaranty Insured)§	0.26	05/01/2042	16,500,000
11,300,000	St. Louis Park MN Knollwood Place (Housing Revenue, FHLMC Insured)§	0.27	10/01/2035	11,300,000
1,045,000	St. Louis Park MN MFHR Parkshore Project (Housing Revenue, FHLMC Insured)§	0.27	08/01/2034	1,045,000
400,000	St. Paul MN Housing & RDA Science Museum of Minnesota Series A (U.S. Bank NA LOC)§	0.28	05/01/2027	400,000
2,655,000	St. Paul MN Port Authority District Cooling Series 13-FF (Utilities Revenue, Deutsche Bank AG LOC)§	0.25	03/01/2029	2,655,000
315,000	St. Paul MN Port Authority District Heating Series 14-S (Utilities Revenue, Deutsche Bank AG LOC)§	0.25	12/01/2028	315,000
625,000	St. Paul MN Port Authority District Heating Series 7-Q (Utilities Revenue, Deutsche Bank AG LOC)§	0.25	12/01/2028	625,000
1,000,000	St. Paul MN Port Authority District Series 11Dd (Utilities Revenue, Deutsche Bank AG LOC)§	0.25	03/01/2029	1,000,000
1,100,000	St. Paul MN Port Authority District Series 9BB (Utilities Revenue, Deutsche Bank AG LOC)§	0.25	03/01/2029	1,100,000
5,680,000	St. Paul MN Port Authority MFHR (Housing Revenue, FHLMC Insured)§	0.27	02/01/2034	5,680,000
6,400,000	St. Paul MN Port Authority Tax Increment Westgate Office & Industrial Center Project (Tax Revenue, U.S. Bank NA LOC)§	0.26	02/01/2015	6,400,000
4,220,000	University of Minnesota Series A (Education Revenue, GO of University Insured)§	0.28	08/15/2031	4,220,000
120,000	University of Minnesota Series C (Education Revenue, GO of University Insured)§	0.30	12/01/2036	120,000

				212,041,000

Mississippi: 1.98%

Variable Rate Demand Notes: 1.98%
4,500,000	Jackson County MS Pollution Control Revenue Chevron USA Incorporated Project (Energy Revenue)§	0.25	12/01/2016	4,500,000
10,500,000	Jackson County MS Port Facility Revenue Chevron USA Incorporated Project (Miscellaneous Revenue)§	0.25	06/01/2023	10,500,000
17,100,000	Mississippi Business Finance Corporation Chevron USA Incorporated Project Series (Energy Revenue)§	0.25	12/01/2030	17,100,000
21,000,000	Mississippi Business Finance Corporation Chevron USA Incorporated Project Series B (Energy Revenue)§	0.25	12/01/2030	21,000,000
1,000,000	Mississippi Business Finance Corporation Chevron USA Incorporated Project Series C (Energy Revenue)§	0.22	12/01/2030	1,000,000
36,900,000	Mississippi Business Finance Corporation Chevron USA Incorporated Project Series E (Energy Revenue)§	0.25	12/01/2030	36,900,000
5,100,000	Mississippi Business Finance Corporation Gulf Opportunity Zone Project LLC (Energy Revenue, FHLB LOC)§	0.27	08/01/2035	5,100,000

				96,100,000

Missouri: 2.49%

Other Municipal Debt: 0.22%
11,000,000	St. Louis County MO Special Obligation TRAN (Miscellaneous Revenue)	0.45	08/01/2011	11,004,173

Variable Rate Demand Notes: 2.27%
12,080,000	Eclipse Funding Trust (Utilities Revenue, U.S. Bank NA LOC)§	0.29	01/01/2032	12,080,000
5,110,000	Independence MO IDA The Mansions Project (Housing Revenue, FHLMC Insured)§	0.29	08/01/2035	5,110,000
5,800,000	Jackson County MO IDA Kansas City Hospice (Continuing Care Retirement Community, Bank of America Corporation LOC)§	0.26	01/01/2030	5,800,000
9,175,000	Kansas City MO IDA Multi Family Housing PUTTER Series DBE-712 (Housing Revenue)§††	0.27	06/01/2012	9,175,000
250,000	Kansas City MO IDA Revenue Ewing Marion Kauffman Foundation (Miscellaneous Revenue)§	0.30	04/01/2027	250,000
1,905,000	Kansas City MO IDA Revenue Ewing Marion Kauffman Foundation Series A (Miscellaneous Revenue)§	0.30	04/01/2027	1,905,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 73
NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$2,000,000	Kansas City MO Special Obligation (Miscellaneous Revenue, Dexia Credit Local LOC)§	0.29%	04/15/2025	$2,000,000
4,000,000	Missouri HEFA Washington University Project Series B (Education Revenue)§	0.24	02/15/2033	4,000,000
7,545,000	Missouri State Development Finance Board Association of Municipal Utilities (Utilities Revenue, U.S. Bank NA LOC)§	0.30	06/01/2033	7,545,000
13,000,000	Missouri State Development Finance Board Ewing Marion Kauffman Project Series A (Miscellaneous Revenue)§	0.30	06/01/2037	13,000,000
5,250,000	Missouri State HEFA Ranken Technical College (Education Revenue, Northern Trust Company LOC)§	0.30	11/15/2031	5,250,000
330,000	Missouri State HEFA Southwest Baptist University Project (Education Revenue, Bank of America Corporation LOC)§	0.31	10/01/2033	330,000
17,815,000	Missouri State Highway & Transportation Commission Multi Modal Third Lien B2 (Tax Revenue, State Street Bank & Trust Company LOC)§	0.26	05/01/2015	17,815,000
1,765,000	St. Louis County MO IDA Heatherbrook Gardens (Housing Revenue, U.S. Bank NA LOC)§	0.48	03/01/2022	1,765,000
18,000,000	St. Louis County MO IDA Pelican Cove Project (Housing Revenue, FNMA Insured)§	0.29	03/15/2034	18,000,000
985,000	St. Louis County MO IDA Whitfield School Incorporated Series B (Education Revenue, U.S. Bank NA LOC)§	0.40	06/15/2024	985,000
5,000,000	St. Louis IDA Various St. Lukes Plaza Apartments (Housing Revenue, Bank of America Corporation LOC, FHLMC Insured)§	0.29	08/01/2017	5,000,000

				110,010,000

Nebraska: 0.51%

Variable Rate Demand Notes: 0.51%
19,855,000	Central Plains NE Nebraska Gas Project #2 Series 2009 (Utilities Revenue)§	0.29	08/01/2039	19,855,000
5,100,000	Nuckolls County NE Agrex Incorporated Project (IDR, JPMorgan Chase & Company LOC)§	0.30	02/01/2015	5,100,000

				24,955,000

Nevada: 1.45%

Other Municipal Debt: 0.21%
10,000,000	Clark County NV Airport Series E-1 (Airport Revenue)	2.50	06/01/2011	10,061,005

Variable Rate Demand Notes: 1.24%
5,600,000	Clark County NV Passenger Facility Las Vegas (Airport Revenue, Union Bank NA LOC)§	0.27	07/01/2022	5,600,000
1,705,000	Las Vegas NV Economic Development Andre Agassi Foundation Project (Education Revenue, Bank of America Corporation LOC)§††	0.26	10/01/2035	1,705,000
11,855,000	Reno NV Capital Improvement Series A (Tax Revenue, Bank of America Corporation LOC)§	0.27	06/01/2032	11,855,000
41,110,000	Reno NV Sales Tax Revenue Various Refunding Senior Lien-Reno Transportation Rail Access Corridor Project (Tax Revenue, Bank of New York LOC)§	0.27	06/01/2042	41,110,000

				60,270,000

New Hampshire: 0.83%

Variable Rate Demand Notes: 0.83%
19,585,000	New Hampshire HEFA Dartmouth Hitchcock Obligation Series A (Hospital Revenue, AGM Insured)§	0.34	08/01/2031	19,585,000
12,555,000	New Hampshire HEFA Frisbie Memorial Hospital (Hospital Revenue, TD Bank NA LOC)§	0.29	10/01/2036	12,555,000
8,000,000	New Hampshire HEFA Tilton School (Education Revenue, Sovereign Bank LOC)§	0.51	02/01/2036	8,000,000

				40,140,000

74 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
New Jersey: 3.54%

Other Municipal Debt: 0.22%
$10,500,000	North Brunswick NJ BAN (GO — Local)	1.25%	08/11/2011	$10,549,256

Variable Rate Demand Notes: 3.32%
3,000,000	Camden County NJ Improvement Authority Health Care Redevelopment The Cooper Health Systems Project Series 2004-B (Hospital Revenue, TD Bank NA LOC)§	0.26	08/01/2032	3,000,000
10,680,000	New Jersey Economic Development Authority Arbor Glen of Bridgewater Project Series 2004 (Health Revenue, Sovereign Bank LOC)§	0.58	05/15/2033	10,680,000
14,150,000	New Jersey Economic Development Authority Gas Facility (Utilities Revenue, Bank of Tokyo-Mitsubishi UFJ LOC)§	0.25	10/01/2022	14,150,000
2,300,000	New Jersey Economic Development Authority Lawreceville School Project (Education Revenue)§	0.26	07/01/2031	2,300,000
9,110,000	New Jersey Economic Development Authority Subseries R-1 (Miscellaneous Revenue, Bank of Nova Scotia LOC)§	0.24	09/01/2031	9,110,000
2,400,000	New Jersey Educational Development Authority Lawrenceville School Project Series B (Education Revenue)§	0.26	07/01/2026	2,400,000
6,795,000	New Jersey Higher Education Assistance Foundation Series 1A PUTTER MT-638 (Education Revenue)§††	0.35	12/01/2024	6,795,000
10,000,000	New Jersey State Tax & Revenue Anticipation Notes PUTTER Series 3808 (Tax Revenue)§††	0.27	06/23/2011	10,000,000
41,200,000	New Jersey State Tax & Revenue Anticipation Notes PUTTER Series 3811 (Tax Revenue)§††	0.27	06/23/2011	41,200,000
2,550,000	New Jersey State Transportation Series 146 (Miscellaneous Revenue, FSA Insured)§††	0.30	06/15/2011	2,550,000
10,820,000	New Jersey State Transportation Trust Fund Authority (Miscellaneous Revenue, NATL-RE Insured)§††	0.42	12/15/2016	10,820,000
43,000,000	New Jersey State Transportation Trust Fund Authority PUTTER 2009-70 (Miscellaneous Revenue)§††	0.29	12/15/2023	43,000,000
1,800,000	New Jersey State Transportation Trust Fund Authority PUTTER DB-297 (Miscellaneous Revenue, NATL-RE FGIC Insured)§††	0.31	12/15/2031	1,800,000
3,500,000	Newark NJ Housing Authority Port Marine Newark Redevelopment Project PUTTER Series DBE-511 (Port Authority Revenue, NATL-RE Insured)§††	0.29	01/01/2032	3,500,000

				161,305,000

New Mexico: 0.92%

Other Municipal Debt: 0.12%
6,000,000	New Mexico State TRAN (Tax Revenue)	2.50	06/30/2011	6,053,666

Variable Rate Demand Notes: 0.80%
23,595,000	New Mexico Educational Assistance Foundation Series 2 A-2 PUTTER (Education Revenue, Guaranteed Student Loans Insured)§††	0.35	12/01/2038	23,595,000
5,000,000	New Mexico Finance Authority State Subseries A1 (Tax Revenue, State Street Bank & Trust Company LOC)§	0.24	06/15/2024	5,000,000
10,180,000	Rosewell MN Roswell LLC Project Series A (Housing Revenue, Sovereign Bank LOC)§	0.70	07/01/2036	10,180,000

				38,775,000

New York: 5.54%

Other Municipal Debt: 0.59%
3,000,000	Middletown NY BAN (GO — Local)	1.50	04/08/2011	3,003,492
19,000,000	Oyster Bay NY BAN (GO — Local)	1.25	08/12/2011	19,094,645
6,500,000	Tarrytowns NY Unified School District BAN (GO — Local, State Aid Withholding Insured)	1.50	08/12/2011	6,538,808

				28,636,945

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 75
NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes: 4.95%
$2,470,000	City of New York NY Sub Series B (GO — Local, TD Bank NA LOC)§	0.25%	09/01/2027	$2,470,000
11,150,000	Metropolitan NY Transportation Authority (Transportation Revenue, AMBAC Insured)§††	0.42	11/15/2023	11,150,000
8,785,000	Nassau Health Care Corporation, Series B-2 (Hospital Revenue, TD Bank NA LOC)§	0.26	08/01/2029	8,785,000
29,725,000	New York City Municipal Water Finance Authority (Water & Sewer Revenue)§	0.26	06/15/2023	29,725,000
30,000,000	New York City Municipal Water Finance Various Subordinated Series B3 (Water & Sewer Revenue)§	0.28	06/15/2025	30,000,000
44,500,000	New York City Municipal Water Finance Various Subordinated Series F1B-RMKT-06/25/09 (Water & Sewer Revenue)§	0.26	06/15/2035	44,500,000
14,800,000	New York City Transitional Finance Authority Building Aid Class A (Miscellaneous Revenue, FSA-CR FGIC State Aid Withholding Insured)§††	0.30	01/15/2037	14,800,000
18,335,000	New York Convention Center Development Corporation New York Hotel Unit Fee Secured Series 3095 (Tax Revenue, BHAC-CR AMBAC Insured)§††	0.29	11/15/2044	18,335,000
9,040,000	New York Metropolitan Transportation Authority ROC RR 11 R-11645 (Transportation Revenue, FSA Insured)§††	0.31	11/15/2025	9,040,000
9,085,000	New York NY City Housing Development Corporation (Housing Revenue)§	0.48	05/01/2046	9,085,000
5,000,000	New York NY City Housing Development Corporation Series M (Housing Revenue)§	0.48	11/01/2013	5,000,000
4,170,000	New York NY City Transitional Finance Authority NYC Recovery Series 1 Sub 1C (Tax Revenue)§	0.27	11/01/2022	4,170,000
15,050,000	New York NY Municipal Water & Sewer Finance Authority Fiscal Year 2009 Series 3484 (Water & Sewer Revenue)§††	0.27	06/15/2033	15,050,000
1,000,000	New York NY Series H (GO — Local, AGM Insured)§	0.28	08/01/2014	1,000,000
9,400,000	New York NY Series J4 (GO — Local)§	0.28	08/01/2025	9,400,000
11,400,000	New York NY Series L5 (GO — Local)§	0.31	04/01/2035	11,400,000
7,900,000	New York NY Subseries A-10 (GO — Local, JPMorgan Chase Bank LOC)§	0.26	08/01/2016	7,900,000
8,285,000	Triborough Bridge & Tunnel Authority Series A (Transportation Revenue, GO of Authority Insured)§	0.32	11/01/2035	8,285,000

				240,095,000

North Carolina: 1.17%

Variable Rate Demand Notes: 1.17%
23,000,000	Durham County NC COP (Miscellaneous Revenue, FHLB LOC)§	0.27	06/01/2034	23,000,000
5,610,000	North Carolina Capital Facilities Finance Agency (Education Revenue, Branch Banking & Trust LOC)§	0.26	03/01/2031	5,610,000
5,920,000	North Carolina Capital Facilities Finance Agency Campbell University (Education Revenue, Branch Banking & Trust LOC)§	0.30	10/01/2034	5,920,000
4,665,000	North Carolina Education Care Community Health Care Facilities University Health Systems of Eastern Carolina Series 2008-B-1 (Hospital Revenue, Branch Banking & Trust LOC)§	0.28	12/01/2036	4,665,000
4,045,000	North Carolina Educational Facilities Finance Agency Charlotte Day School (Education Revenue, Bank of America Corporation LOC)§	0.36	08/01/2020	4,045,000
4,680,000	North Carolina Medical Care Commission Wayne Memorial Hospital (Hospital Revenue, Branch Banking & Trust LOC)§	0.27	10/01/2036	4,680,000
3,500,000	Piedmont Triad NC Airport Authority Series A (Airport Revenue, Branch Banking & Trust LOC)§	0.36	07/01/2032	3,500,000
5,200,000	Wake County NC Series B (GO — Local)§	0.32	03/01/2024	5,200,000

				56,620,000

North Dakota: 0.90%

Other Municipal Debt: 0.83%
30,000,000	Mercer County ND Pollution Control Authority (Utilities Revenue)	0.32	02/15/2011	30,000,000
10,000,000	North Dakota Rural Water Finance Corporation Public Project Construction Notes A-4 (Water & Sewer Revenue)	1.50	09/01/2011	10,046,089

				40,046,089

76 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Note: 0.07%
$3,500,000	Richland County ND Recovery Zone (Miscellaneous Revenue, CoBank ACB LOC)§	0.30%	11/01/2028	$3,500,000

Ohio: 2.93%

Variable Rate Demand Notes: 2.93%
8,150,000	Cleveland OH Airport System Series D (Airport Revenue, KBC Bank NV LOC)§	0.32	01/01/2024	8,150,000
6,000,000	Cuyahoga County OH Housing Corporation Series A (Housing Revenue, PNC Bank NA LOC)§	0.26	08/01/2042	6,000,000
9,750,000	Franklin County OH Presbyterian Series A (Health Revenue, PNC Bank NA LOC)§	0.26	07/01/2036	9,750,000
8,245,000	Franklin County OH US Health Corporation Series A (Hospital Revenue, U.S. Bank NA LOC)§	0.26	12/01/2021	8,245,000
12,400,000	Hamilton County OH Parking System (Miscellaneous Revenue, JPMorgan Chase & Company LOC)§	0.29	12/01/2026	12,400,000
705,000	Independence OH Economic Development Series 2001 (Miscellaneous Revenue, U.S. Bank NA LOC)§	0.31	12/01/2016	705,000
34,235,000	Lancaster OH Port Authority Gas Series 2008 (Utilities Revenue)§	0.29	05/01/2038	34,235,000
21,000,000	Ohio HFA Series C (Housing Revenue)§	0.30	03/01/2038	21,000,000
13,550,000	Ohio State Higher Education Facilities Ohio Dominican University Project (Education Revenue, JPMorgan Chase Bank LOC)§	0.29	12/01/2037	13,550,000
9,600,000	Portage County OH Robinson Memorial Hospital (Hospital Revenue, JPMorgan Chase Bank LOC)§	0.30	09/01/2033	9,600,000
2,810,000	Warren County OH Cincinnati Electricity Corporation Project (IDR, Scotia Bank LOC)§	0.46	09/01/2015	2,810,308
15,530,000	Warren County OH Health Care Facilities Otterbein Homes Series B (Health Revenue, U.S. Bank NA LOC)§	0.27	07/01/2023	15,530,000

				141,975,308

Oklahoma: 0.59%

Variable Rate Demand Notes: 0.59%
10,090,000	Oklahoma State Municipal Power Authority Series 1880 (Utilities Revenue, AGC-ICC FGIC Insured)§††	0.39	01/01/2015	10,090,000
18,505,000	Oklahoma State Student Loan Authority PUTTER MT-658 (Education Revenue, Guaranteed Student Loans Insured)§††	0.39	09/01/2037	18,505,000

				28,595,000

Oregon: 0.08%

Variable Rate Demand Note: 0.08%
3,935,000	Multnomah County OR Hospital Facilities Authority Oregon Baptist Retirement (Health Revenue, U.S. Bank NA LOC)§	0.26	11/01/2034	3,935,000

Other: 0.52%

Variable Rate Demand Note: 0.52%
25,000,000	PFOTER Class C PPT 1001 (Housing Revenue)§††	0.32	03/01/2040	25,000,000

Pennsylvania: 2.53%

Variable Rate Demand Notes: 2.53%
9,500,000	Allegheny County PA Hospital Development Authority University of Pittsburgh Education Center Project Series 2007-B-2 (Hospital Revenue, Royal Bank of Canada LOC)§††	0.29	04/15/2039	9,500,000
4,500,000	Allegheny County PA Hospital Development Authority University of Pittsburgh Education Center Series C (Hospital Revenue, PNC Bank NA LOC)§	0.22	05/15/2038	4,500,000
2,360,000	Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center PUTTER MT-636 (Hospital Revenue)§††	0.36	02/01/2031	2,360,000
3,750,000	Allegheny County PA IDA (Education Revenue, PNC Bank NA LOC)§	0.29	08/01/2040	3,750,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 77
NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$10,000,000	Beaver County PA IDA Electric Company Project Series A (Utilities Revenue, Bank of Nova Scotia LOC)§	0.29%	11/01/2020	$10,000,000
10,000,000	Beaver County PA IDA Met Edison Company Project Series A (Utilities Revenue, Bank of Nova Scotia LOC)§	0.29	07/15/2021	10,000,000
9,000,000	Berks County PA Municipal Authority Reading Hospital & Education Center Project Series 2008A-1 (Hospital Revenue, Royal Bank of Canada LOC)§††	0.29	11/01/2011	9,000,000
100,000	Geisinger Authority PA Health System (Hospital Revenue)§	0.26	08/01/2022	100,000
6,500,000	Montgomery County PA IDR Series 3238 (Hospital Revenue, FHA Insured)§††	0.32	08/01/2030	6,500,000
9,900,000	Pennsylvania Housing Finance 4653 (Housing Revenue)§††	0.36	10/01/2039	9,900,000
12,080,000	Philadelphia PA 7th Series 1998 General Ordinance PUTTER DB-247 (Utilities Revenue, AMBAC Insured)§††	0.32	10/01/2025	12,080,000
8,265,000	Philadelphia PA Authority for Industrial Development Chestnut Hill College Series B (Education Revenue, Wells Fargo Bank NA LOC)§(q)	0.39	10/01/2036	8,265,000
6,400,000	Philadelphia PA School District GO Series F (GO — Local, Barclays Bank plc LOC, State Aid Withholding Insured)§	0.26	09/01/2030	6,400,000
10,465,000	Philadelphia PA School District Series A PUTTER 4202 (GO — Local, FGIC State Aid Withholding Insured)§††	0.43	06/01/2034	10,465,000
20,200,000	Southeastern PA Transportation Authority (Tax Revenue, PNC Bank NA LOC)§	0.24	03/01/2022	20,200,000

				123,020,000

Puerto Rico: 2.09%

Variable Rate Demand Notes: 2.09%
7,395,000	Puerto Rico Commonwealth Highway & Transportation Authority Series A (Tax Revenue, Scotia Bank LOC)§	0.28	07/01/2028	7,395,000
25,000,000	Puerto Rico Electric Revenue P-Float Series 4147 (Utilities Revenue, FSA FGIC Insured)§††	0.42	07/01/2033	25,000,000
3,100,000	Puerto Rico Sales Tax Financing Corporation Series 11829 (Tax Revenue, AGM Insured)§††	0.31	02/01/2034	3,100,000
66,100,000	Puerto Rico Sales Tax Financing Corporation Series 3036 (Tax Revenue)§††	0.34	08/01/2057	66,100,000

				101,595,000

South Carolina: 0.85%

Variable Rate Demand Notes: 0.85%
9,325,000	South Carolina Educational Facilities Authority For Private Nonprofit Institutions (Education Revenue, Bank of America Corporation LOC)§	0.35	06/01/2025	9,325,000
2,620,000	South Carolina Jobs Economic Development Authority Columbia Jewish Community Center (Miscellaneous Revenue, Wells Fargo Bank NA LOC)§(q)	0.39	12/01/2024	2,620,000
8,300,000	South Carolina Jobs Economic Development Authority Economic Development Revenue Heartland Hall Episcopal (Education Revenue, Wells Fargo Bank NA LOC)§(q)	0.29	08/01/2029	8,300,000
6,000,000	South Carolina Jobs Economic Development Authority Goodwill Industrials Incorporated Project (Miscellaneous Revenue, Wells Fargo Bank NA LOC)§(q)	0.39	10/01/2032	6,000,000
5,800,000	South Carolina Jobs Economic Development Authority Greenville Baptist Project (Health Revenue, Wells Fargo Bank NA LOC)§††(q)	0.29	10/01/2019	5,800,000
4,500,000	South Carolina Jobs Economic Development Authority Institutional Business & Home Project (Miscellaneous Revenue, Branch Banking & Trust LOC)§	0.30	11/01/2034	4,500,000
4,540,000	South Carolina Jobs Economic Development Authority State University Housing LLC Series A (Housing Revenue, Bank of America Corporation LOC)§	0.35	03/01/2027	4,540,000

				41,085,000

78 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
South Dakota: 0.55%

Variable Rate Demand Notes: 0.55%
$7,500,000	South Dakota HEFA Sioux Valley Hospital & Health Systems Project Series 2001-C (Hospital Revenue, U.S. Bank NA LOC)§	0.29%	11/01/2019	$7,500,000
6,495,000	South Dakota Housing Development Authority (Housing Revenue, FNMA Insured)§	0.29	02/15/2031	6,495,000
8,000,000	South Dakota State HEFA Regional Health (Hospital Revenue, U.S. Bank NA LOC)§	0.30	09/01/2027	8,000,000
4,700,000	South Dakota State HEFA Sioux Valley Series B (Hospital Revenue, U.S. Bank NA LOC)§	0.29	11/01/2034	4,700,000

				26,695,000

Tennessee: 1.15%

Variable Rate Demand Notes: 1.15%
850,000	Alcoa Maryville Blount County TN Industrial Development Board Series A (Miscellaneous Revenue, Branch Banking & Trust LOC)§	0.30	06/01/2036	850,000
6,450,000	Blount County TN Public Building Authority Local Government Public Import E1 Series A (GO — Local, Branch Banking & Trust LOC)§	0.30	06/01/2037	6,450,000
12,950,000	Metropolitan Government Nashville & Davidson County HEFA Lipscomb University Project (Education Revenue, FHLB LOC)§	0.27	11/01/2028	12,950,000
3,015,000	Montgomery County TN Public Building Authority Pooled Financing Loan Pool (Miscellaneous Revenue, Bank of America Corporation LOC)§††	0.35	11/01/2027	3,015,000
5,560,000	Sevier County TN Public Building Authority Local Government Public Improvement Series A4 (GO — Local, KBC Bank NV LOC)§	0.27	06/01/2025	5,560,000
27,190,000	Tennessee Municipal Energy Acquisition Corporation (Utilities Revenue)§††	0.34	12/01/2016	27,190,000

				56,015,000

Texas: 9.86%

Other Municipal Debt: 0.04%
1,890,000	Texas State TAN (Tax Revenue)	2.00	08/31/2011	1,907,962

Variable Rate Demand Notes: 9.82%
11,725,000	Austin TX Subseries A (Tax Revenue, Dexia Credit Local LOC)§	0.35	11/15/2029	11,725,000
2,085,000	Austin TX Subseries B (Tax Revenue, Dexia Credit Local LOC)§	0.34	11/15/2029	2,085,000
1,245,000	Austin TX Town Lake Park Community Events PUTTER DBE-548 (Tax Revenue, FGIC Insured)§††	0.29	11/15/2029	1,245,000
6,300,000	Bexar County TX Housing Finance Corporation Vista Meadows Fredricksburg Place Apartments Project Series 2006 (Housing Revenue, FHLMC Insured)§	0.27	09/01/2036	6,300,000
30,860,000	Brazos County TX Health Facilities Development Corporation Franciscan Services PUTTER MT-636 (Hospital Revenue, NATL-RE Insured)§††	0.41	01/01/2028	30,860,000
5,000,000	Dallam County TX Industrial Development Corporation (Miscellaneous Revenue, Bank of the West LOC)§	0.29	08/01/2035	5,000,000
15,000,000	Dallas TX Waterworks & Sewer System PUTTER (Water & Sewer Revenue)§††	0.34	10/01/2018	15,000,000
6,150,000	Del Valle TX GO Independent School District Building PUTTER Series 1946 (GO — Local, PSF Insured)§††	0.32	08/15/2014	6,150,000
10,600,000	Dickinson TX Independent School District Series SGA 94 (GO — Local, PSF Insured)§††	0.29	02/15/2028	10,600,000
1,800,000	Fort Bend TX Independent School District Series 2852 (GO — Local, PSF Insured)§††	0.29	02/15/2016	1,800,000
5,090,000	Galveston County TX Housing Finance Corporation Village By The Sea Apartments Project (Housing Revenue, FNMA Insured)§	0.29	02/15/2032	5,090,000
32,700,000	Gulf Coast Waste Disposal Authority (Energy Revenue)§	0.22	06/01/2020	32,700,000
300,000	Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series D1 (Hospital Revenue, JPMorgan Chase Bank LOC)§	0.29	06/01/2029	300,000
5,060,000	Harris County TX Health Facilities Development Corporation (Utilities Revenue, Assured Guaranty Insured)§††	0.30	05/15/2016	5,060,000
25,725,000	Harris County TX Industrial Development Corporation Solid Waste Disposal Deer Park Refining Project Series A (Energy Revenue)§	0.26	03/01/2023	25,725,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 79
NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$9,340,000	Houston TX Airport System Sub Lien Series B PUTTER DBE-526 (Airport Revenue, FGIC Insured)§††	0.29%	07/01/2026	$9,340,000
20,100,000	Houston TX Utilities Systems Authority Series 2010-B (Water & Sewer Revenue, Royal Bank of Canada LOC)§††	0.29	05/15/2034	20,100,000
12,495,000	Houston TX Water & Sewer System (Water & Sewer Revenue, NATL-RE Insured)§††	0.39	12/01/2023	12,495,000
4,060,000	Judson TX Independent School District (GO — Local, Assured Guaranty Insured)§††	0.30	02/01/2031	4,060,000
3,270,000	Lovejoy TX Independent School District PUTTER DB-514 (GO — Local, PSF Insured)§††	0.29	02/15/2038	3,270,000
41,675,000	Lower Neches Valley TX Industrial Development Corporation (Energy Revenue)§	0.21	11/01/2038	41,675,000
7,500,000	Panhandle TX Regional Housing Finance Corporation Jason Avenue Residential Apartments (Housing Revenue, FHLMC LOC)§	0.29	08/01/2041	7,500,000
19,800,000	Port Arthur TX Naval District Environmental Facilities Motiva Enterprises Project Series A (Energy Revenue)§	0.28	11/01/2040	19,800,000
6,000,000	Port Arthur TX Naval District Environmental Facilities Motiva Enterprises Project Series B (Energy Revenue)§	0.28	12/01/2039	6,000,000
35,000,000	Port Arthur TX Naval District Environmental Facilities RB Motiva Enterprises Project Series B (Energy Revenue)§	0.28	12/01/2039	35,000,000
2,000,000	Port Arthur TX Naval District Series C (Miscellaneous Revenue)§	0.30	04/01/2027	2,000,000
10,600,000	Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises C (Energy Revenue)§	0.28	12/01/2039	10,600,000
11,700,000	Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series B (Energy Revenue)§	0.32	07/01/2029	11,700,000
10,000,000	RBC Municipal Products Income Trust (Hospital Revenue, Royal Bank of Canada LOC)§††	0.29	06/01/2032	10,000,000
16,000,000	Rockwall TX Independent School District (GO — Local, PSF Insured)§	0.34	08/01/2037	16,000,000
75,000,000	Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue)§††	0.36	12/15/2026	75,000,000
15,789,474	Texas Municipal Gas Acquisition & Supply Corporation Series 2849 (Utilities Revenue)§††	0.36	12/15/2026	15,789,474
13,900,000	Texas State Department of Housing & Community Affairs Costa Ibiza Apartments (Housing Revenue, FHLMC LOC)§	0.29	08/01/2041	13,900,000
2,800,000	Tyler TX Health Facilities Development Corporation Mother Frances Hospital Series B (Hospital Revenue, Bank of America Corporation LOC)§	0.35	07/01/2020	2,800,000

				476,669,474

Utah: 0.80%

Variable Rate Demand Notes: 0.80%
28,980,000	PFOTER Series P-Floats-PPT-1008- CL-A (Housing Revenue, FHLMC Insured)§††	0.32	01/01/2032	28,980,000
9,675,000	West Jordan UT (Housing Revenue, FHLMC Insured)§	0.28	12/01/2034	9,675,000

				38,655,000

Vermont: 0.69%

Variable Rate Demand Notes: 0.69%
2,135,000	Vermont Educational & Health Buildings Financing Agency Brattleboro Memorial Hospital Project A (Hospital Revenue, TD Bank NA LOC)§	0.27	10/01/2028	2,135,000
3,140,000	Vermont Educational & Health Buildings Financing Agency Landmark College Project Series A (Education Revenue, TD Bank NA LOC)§	0.27	07/01/2033	3,140,000
2,065,000	Vermont Educational & Health Buildings Financing Agency Northeastern Vermont Regional Hospital Series A (Hospital Revenue, TD BankNA LOC)§	0.27	10/01/2029	2,065,000
16,005,000	Vermont Educational & Health Buildings Financing Agency Various Norwich University Project (Education Revenue, TD Bank NA LOC)§	0.26	09/01/2038	16,005,000
10,295,000	Vermont Educational & Health Buildings North County Hospital Project A (Hospital Revenue, TD Bank NA LOC)§	0.27	10/01/2034	10,295,000

				33,640,000

80 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Virginia: 1.04%

Variable Rate Demand Notes: 1.04%
$7,295,000	Capital Region Airport Commission VA Series B (Airport Revenue, Wells Fargo Bank NA LOC)§(q)	0.29%	06/01/2035	$7,295,000
5,000,000	Fairfax County VA IDA Inova Health Care (Hospital Revenue)§	0.41	05/15/2039	5,000,000
12,650,000	James City County VA IDA Chambrel Project (Housing Revenue, FNMA Insured)§	0.29	11/15/2032	12,650,000
5,000,000	Norfolk VA Economic Development Authority (Hospital Revenue)§	0.41	11/01/2034	5,000,000
16,745,000	University of Virginia PUTTER Series 3188Z (Education Revenue)§††	0.27	06/01/2016	16,745,000
110,000	Virginia Commonwealth University Health System Authority Series A (Hospital Revenue, Branch Banking & Trust LOC)§	0.25	07/01/2037	110,000
3,450,000	Virginia Commonwealth University Health System Authority Series B (Hospital Revenue, Branch Banking & Trust LOC)§	0.28	07/01/2037	3,450,000

				50,250,000

Washington: 1.77%

Variable Rate Demand Notes: 1.77%
7,870,000	Bellevue WA ROC RR-11-R 12315 (GO — Local, AGM-CR NATL-RE Insured)§††	0.29	12/01/2013	7,870,000
2,235,000	Everett WA (GO — Local, Bank of America Corporation LOC)§	0.37	12/01/2021	2,235,000
6,930,000	King City WA Public Hospital District #1 (Hospital Revenue, Assured Guaranty Insured)§††	0.30	12/01/2015	6,930,000
12,000,000	King County WA Sewer Series 3090 (Water & Sewer Revenue, FSA Insured)§††	0.29	01/01/2039	12,000,000
5,160,000	King County WA Housing Authority Series A (Housing Revenue, FHLMC Insured)§	0.33	07/01/2035	5,160,000
5,840,000	King County WA School District #415 (GO — Local, FSA SCH BD Guaranty Insured)§††	0.43	12/01/2018	5,840,000
2,010,000	Seattle WA Series II R-47 (Utilities Revenue, FSA Insured)§††	0.29	03/02/2021	2,010,000
9,710,000	Seattle WA Water & Sewer Systems RB Eclipse Funding Trust Series 2006-0002 (Water & Sewer Revenue, U.S. Bank NA LOC)§††	0.29	09/01/2029	9,710,000
12,530,000	Seattle WA Water System (Water & Sewer Revenue, FSA-CR MBIA Insured)§††	0.29	09/01/2012	12,530,000
12,000,000	Washington State HEFAR University of Puget Sound Series B (Education Revenue, Bank of America Corporation LOC)§	0.32	10/01/2036	12,000,000
6,505,000	Washington State HEFAR University Puget Sound Project A Puttable (Education Revenue, Bank of America Corporation LOC)§	0.32	10/01/2030	6,505,000
3,250,000	Washington State Housing Finance Commission (Housing Revenue, FHLMC Insured)§	0.29	07/01/2044	3,250,000

				86,040,000

West Virginia: 0.71%

Variable Rate Demand Notes: 0.71%
15,580,000	Monongalia County WV Building Commission Series A (Hospital Revenue, JPMorgan Chase Bank LOC)§	0.31	07/01/2040	15,580,000
8,985,000	Weirton WV Municipal Hospital Building Commission Weirton Medical Center Incorporated (Hospital Revenue, PNC Bank NA LOC)§	0.29	12/01/2031	8,985,000
10,000,000	West Virginia State Hospital Finance Authority Cabell Hospital Series A (Hospital Revenue, Branch Banking & Trust LOC)§	0.30	01/01/2034	10,000,000

				34,565,000

Wisconsin: 3.47%

Other Municipal Debt: 0.29%
7,000,000	Wisconsin State Health & Educational Facilities (Hospital Revenue)	0.42	09/01/2011	7,000,000
7,000,000	Wisconsin State Health & Educational Facilities (Hospital Revenue)	0.42	09/01/2011	7,000,000

				14,000,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 81
NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes: 3.18%
$4,000,000	Appleton WI Recovery Zone Facilities RB Foremost Farms USA (Miscellaneous Revenue, CoBank ACB LOC)§	0.29%	05/01/2037	$4,000,000
7,725,000	Milwaukee WI RDA University of Wisconsin Kenilworth Project (Education Revenue, U.S. Bank NA LOC)§	0.29	09/01/2040	7,725,000
10,000,000	Wisconsin HEFA Saint Norbert College Incorporated (Education Revenue, JPMorgan Chase Bank LOC)§	0.32	02/01/2038	10,000,000
6,000,000	Wisconsin HEFA Series A (Hospital Revenue, U.S. Bank NA LOC)§	0.30	08/01/2030	6,000,000
30,720,000	Wisconsin State HCFA Gundersen Lutheran Series B (Hospital Revenue, AGM Insured)§	0.85	12/01/2029	30,720,000
15,700,000	Wisconsin State HEFA Aurora Health Care Series A (Hospital Revenue, Bank of Montreal LOC)§	0.28	04/01/2028	15,700,000
6,575,000	Wisconsin State HEFA Fort Healthcare Incorporated Series A (Hospital Revenue, JPMorgan Chase Bank LOC)§	0.31	05/01/2037	6,575,000
11,390,000	Wisconsin State HEFA Hess Memorial Hospital Incorporated (Hospital Revenue, U.S. Bank NA LOC)§	0.29	05/01/2024	11,390,000
3,935,000	Wisconsin State HEFA Lawrence University (Education Revenue, JPMorgan Chase Bank LOC)§	0.29	02/01/2039	3,935,000
1,100,000	Wisconsin State HEFA Lutheran College Project (Education Revenue, U.S. Bank NA LOC)§	0.30	06/01/2033	1,100,000
6,375,000	Wisconsin State HEFA Meriter Retirement Services Series B (Health Revenue, U.S. Bank NA LOC)§	0.28	03/01/2038	6,375,000
3,940,000	Wisconsin State HEFAR Meriter Retirement Services Series A (Health Revenue, KBC Bank NV LOC)§	0.28	03/01/2038	3,940,000
26,755,000	Wisconsin State Series 1 PUTTER 2009-36 (GO — State)§††	0.34	05/01/2020	26,755,000
20,000,000	Wisconsin State Series 1 PUTTER 2009-6 (GO — State)§††	0.34	05/01/2013	20,000,000

				154,215,000

Wyoming: 0.01%

Variable Rate Demand Note: 0.01%
275,000	Sweetwater County WY Pacific Corporation Project Series A (Utilities Revenue, Barclays Bank plc LOC)§	0.25	07/01/2015	275,000

Total Municipal Bonds and Notes (Cost $4,849,923,485)				4,849,923,485

Total Investments in Securities (Cost $4,849,923,485)*	99.93%			4,849,923,485
Other Assets and Liabilities, Net	0.07			3,247,318

Total Net Assets	100.00%			$4,853,170,803

§	These securities are subject to a demand feature which reduces the effective maturity.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(q)	Credit enhancement is provided by an affiliate.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
The accompanying notes are an integral part of these financial statements.

82 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
NEW JERSEY MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Municipal Bonds and Notes: 99.32%

Delaware: 2.91%

Variable Rate Demand Notes: 2.91%
$3,800,000	Delaware River & Bay Authority (Transportation Revenue, TD Bank NA LOC)§	0.24%	01/01/2030	$3,800,000
2,500,000	Delaware State Economic Development Authority (Energy Revenue)§	0.30	08/01/2029	2,500,000

				6,300,000

New Jersey: 78.32%

Other Municipal Debt: 4.73%
3,717,693	Millburn Township NJ BAN (GO — Local)	1.50	02/10/2011	3,718,666
6,500,000	Sparta Township NJ BAN (GO — Local)	1.50	02/25/2011	6,504,099

				10,222,765

Variable Rate Demand Notes: 73.59%
1,310,000	Austin Trust Various States Series 2008-3034X (Housing Revenue, FSA Insured)††§	0.35	11/01/2015	1,310,000
2,190,000	Austin Trust Various States Series 2008-3303 (Tax Revenue, BHAC-CR NATL-RE Insured)††§	0.35	07/01/2022	2,190,000
865,000	Burlington County NJ Bridge Lutheran Home Project Series A (Health Revenue, Commerce Bank NA LOC)§	0.28	12/01/2025	865,000
16,585,000	Camden County NJ Import Authority Cooper Health System (Hospital Revenue, TD Bank NA LOC)§	0.26	08/01/2032	16,585,000
900,000	Clipper Tax Exempt Series 2009-32 (Airport Revenue, State Street Bank & Trust Insured)††§	0.34	01/01/2018	900,000
5,800,000	Clipper Tax Exempt Series 2009-70 (Miscellaneous Revenue, State Street Bank & Trust Insured)††§	0.29	01/01/2020	5,800,000
4,185,000	Garden State Preservation Trust New Jersey Open Space & Farmland PUTTER Series 2865 (Tax Revenue, FSA Insured)††§	0.29	05/01/2024	4,185,000
4,300,000	Mercer County NJ Import Authority Atlantic Funding Project (Education Revenue, Bank of America NA LOC)§	0.32	09/01/2028	4,300,000
1,245,000	New Jersey Economic Development Authority (Miscellaneous Revenue, Bank of America NA LOC)§	0.30	09/01/2033	1,245,000
8,350,000	New Jersey Economic Development Authority Gas Facility (Utilities Revenue, Bank of Tokyo-Mitsubishi UFJ LOC)§	0.25	10/01/2022	8,350,000
13,365,000	New Jersey Economic Development Authority Puttable Floating Option Series 3824 (Miscellaneous Revenue, FGIC Insured)††§	0.42	03/01/2023	13,365,000
1,010,000	New Jersey Economic Development Authority Various Paddock Realty LLC Project (IDR, Wells Fargo Bank NA LOC)§(q)	0.46	05/01/2031	1,010,000
995,000	New Jersey Economic Development Authority Various Peddie School Project Series B (Education Revenue, U.S. Bank NA Insured)§	0.26	02/01/2019	995,000
2,755,000	New Jersey Economic Development Authority Various Peddie School Project Series B (Education Revenue, U.S. Bank NA Insured)§	0.26	02/01/2029	2,755,000
3,700,000	New Jersey Economic Development Authority Various Refunding Senior Mortgage Arbor Glen (Health Revenue, Sovereign Bank LOC)§	0.58	05/15/2033	3,700,000
5,000,000	New Jersey Economic Development Authority, Princeton Day School Project (Education Revenue, U.S. Bank NA LOC)§	0.27	08/01/2035	5,000,000
2,250,000	New Jersey EDA The Peddie School Project Series 1996 (Education Revenue, U.S. Bank NA Insured)††§	0.26	02/01/2026	2,250,000
4,500,000	New Jersey Educational Facilities Authority Various Institute Defense Analyses Series D (Miscellaneous Revenue, Branch Banking & Trust LOC, AMBAC Insured)††§	0.29	10/01/2030	4,500,000
3,100,000	New Jersey HCFFA Various Somerset Medical Center (Hospital Revenue, TD Bank NA LOC)§	0.26	07/01/2024	3,100,000
5,000,000	New Jersey HFFA Princeton Healthcare Series B (Hospital Revenue, TD Bank NA LOC)§	0.26	07/01/2041	5,000,000
3,285,000	New Jersey HFFA Series A1 (Hospital Revenue, TD Bank NA LOC)§	0.28	07/01/2014	3,285,000
4,000,000	New Jersey HFFA Various Princeton Healthcare Series A (Hospital Revenue, Bank of America NA LOC)§	0.31	07/01/2041	4,000,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 83
NEW JERSEY MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$5,000,000	New Jersey Higher Education Assistance Authority Student Loan Series ROC-RR-II-R-11853 (Education Revenue, Assured Guaranty Insured)††§	0.35%	06/01/2016	$5,000,000
7,050,000	New Jersey Higher Education Assistance Authority Student Loan Series ROC-RR-II0-R-11571 (Education Revenue, CitiBank NA Insured)§	0.35	06/01/2016	7,050,000
1,430,000	New Jersey Housing & Mortgage Finance Agency Various Single Family Housing Series Q (Housing Revenue, Dexia Credit Local Insured)§	0.36	04/01/2032	1,430,000
6,010,000	New Jersey State Building Authority Sub Series A-3 (Lease Revenue, Bank of Nova Scotia LOC)§	0.24	06/15/2023	6,010,000
4,000,000	New Jersey State Tax & Revenue Anticipation Notes Series A PUTTER (Tax Revenue, JPMorgan Chase Bank Insured)††§	0.27	06/23/2011	4,000,000
1,000,000	New Jersey State Tax & Revenue Anticipation Notes Series A PUTTER (Tax Revenue, JPMorgan Chase Bank Insured)††§	0.27	06/23/2011	1,000,000
6,590,000	New Jersey State Transportation Trust Fund Authority Capital Appreciation Transportation System Series C Spears/Lifers (Transportation Revenue, AGM Insured)§	0.31	12/15/2033	6,590,000
3,700,000	New Jersey State Transportation Trust Fund Capital Appreciation Transportation System Series C Spears/Lifers (Miscellaneous Revenue, FSA Insured)††§	0.29	12/15/2034	3,700,000
5,810,000	New Jersey State Transportation Trust Fund Capital Appreciation Transportation System Series C Spears/Lifers (Transportation Revenue, NATL-RE Insured)§	0.31	12/15/2031	5,810,000
5,000,000	New Jersey State Turnpike Authority Refunding Various Series B (Transportation Revenue, PNC Bank NA LOC)§	0.24	01/01/2024	5,000,000
4,850,000	New Jersey State Turnpike Authority Refunding Various Series C (Transportation Revenue, Scotia Bank LOC)§	0.26	01/01/2024	4,850,000
4,200,000	New Jersey State Turnpike Authority Refunding Various Series D (Transportation Revenue, Scotia Bank LOC)§	0.24	01/01/2024	4,200,000
1,330,000	New Jersey Transportation Trust Fund Authority Floaters Series DC8033 (Miscellaneous Revenue, Dexia Credit Local LOC)††§	0.35	12/15/2019	1,330,000
2,525,000	New Jersey Transportation Trust Fund Authority PFOTER 2363 (Miscellaneous Revenue, FGIC Insured)††§	0.42	06/15/2019	2,525,000
1,885,000	Newark NJ Housing Authority Port Authority Refunding Newark Redevelopment Project Spears/Lifers (Port Authority Revenue, NATL-RE Insured)††§	0.29	01/01/2032	1,885,000
4,025,000	PFOTER 4660 (Housing Revenue, Bank of America NA Insured)††§	0.42	05/17/2017	4,025,000

				159,095,000

New York: 0.66%

Variable Rate Demand Notes: 0.66%
1,415,000	Austin Trust Various States Series 2008-1067 (Port Authority Revenue, GO of Authority Insured)††§	0.42	10/01/2025	1,415,000

Pennsylvania: 2.80%

Variable Rate Demand Notes: 2.80%
5,275,000	Allegheny County PA Hospital Development Authority UPMC Senior Living Corporation (Health Revenue, FNMA Insured)§	0.28	07/15/2028	5,275,000
775,000	Pennsylvania EDFA Various Philadelphia Area Series J1 (Education Revenue, PNC Bank NA LOC)§	0.29	11/01/2030	775,000

				6,050,000

Puerto Rico: 13.50%

Variable Rate Demand Notes: 13.50%
2,490,000	Deutsche Bank Spears Lifers Trust Series DBE-627A (Tax Revenue, AMBAC Insured)††§	0.29	08/01/2050	2,490,000
3,780,000	Puerto Rico Electric Power Authority Municipal Securities Trust Receipts Sgc 19 Class A (Utilities Revenue, FSA Insured)††§	0.29	07/01/2029	3,780,000

84 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
NEW JERSEY MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$5,530,000	Puerto Rico Electric Power Authority Municipal Securities Trust Receipts Sgc 36 Class A (Utilities Revenue, Societe Generale LOC)††§	0.29%	07/01/2032	$5,530,000
3,200,000	Puerto Rico Electric Power Authority Municipal Securities Trust Receipts Sgc 57 Class A (Utilities Revenue, FSA Insured)††§	0.29	07/01/2029	3,200,000
8,180,000	Puerto Rico HFA PUTTER Series 2984 (Housing Revenue, HUD Loan Insured)††§	0.29	06/01/2012	8,180,000
6,000,000	Puerto Rico Sales Tax Financing Corporation ROC-RR-II-R-11760 (Tax Revenue, Citibank NA Insured)††§	0.30	12/01/2047	6,000,000

				29,180,000

Utah: 0.67%

Variable Rate Demand Notes: 0.67%
1,450,000	Logan City UT Scientific Technology Incorporation (IDR, Bank of the West LOC)§	0.41	08/01/2031	1,450,000

Washington: 0.46%

Variable Rate Demand Notes: 0.46%
1,000,000	Washington State Housing Finance Commission (Housing Revenue, FHLMC Insured)§	0.29	07/01/2044	1,000,000

Total Municipal Bonds and Notes (Cost $214,712,765)				214,712,765

Total Investments in Securities (Cost $214,712,765)*	99.32%			214,712,765
Other Assets and Liabilities, Net	0.68			1,469,036

Total Net Assets	100.00%			$216,181,801

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

§	These securities are subject to a demand feature which reduces the effective maturity.

(q)	Credit enhancement is provided by an affiliate.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 85
NEW YORK MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Municipal Bonds and Notes: 99.98%

California: 0.11%

Variable Rate Demand Notes: 0.11%
$450,000	California Housing Finance Agency PUTTER Series 3484 (Water & Sewer Revenue)††§	0.27%	06/15/2033	$450,000

Delaware: 1.01%

Variable Rate Demand Note: 1.01%
4,200,000	Delaware State Economic Development Authority (Energy Revenue)§	0.30	08/01/2029	4,200,000

Iowa: 1.36%

Variable Rate Demand Note: 1.36%
5,650,000	Iowa Higher Education Loan Authority Private Colleges University of Dubuque (Education Revenue, Northern Trust Company LOC)§	0.30	04/01/2035	5,650,000

Minnesota: 0.61%

Variable Rate Demand Note: 0.61%
2,515,000	Sherburne County MN Housing & Redevelopment Authority Apperts Incorporated Project (Housing Revenue, Bremer Bank LOC)§	0.50	12/01/2021	2,515,000

Nevada: 1.16%

Variable Rate Demand Notes: 1.16%
3,600,000	Reno NV Sales Tax Revenue Various Refunding Senior Lien-Reno Transportation Rail Access Corridor Project (Tax Revenue, Bank of New York LOC)§	0.27	06/01/2042	3,600,000
1,195,000	Sparks NV Economic Development Rix Industries Project (IDR, Wells Fargo Bank NA LOC)§(q)	0.51	07/01/2027	1,195,000

				4,795,000

New Jersey: 0.14%

Variable Rate Demand Note: 0.14%
600,000	New Jersey Educational Development Authority Lawrenceville School Project Series B (Education Revenue)§	0.26	07/01/2026	600,000

New York: 86.40%

Other Municipal Debt: 2.15%
6,000,000	Depew NY Free School District BAN Series A (GO — Local, State Aid Withholding Insured)	1.25	06/02/2011	6,010,263
2,880,000	Oyster Bay NY BAN (GO — Local)	1.25	08/12/2011	2,894,347

				8,904,610

Variable Rate Demand Notes: 84.25%
11,200,000	City of New York NY (GO — Local, TD Bank NA LOC)§	0.25	09/01/2027	11,200,000
2,580,000	Columbia County NY IDA Rural Manufacturing Company Incorporated Project Series A (IDR)§	0.58	05/01/2025	2,580,000
8,075,000	Long Island Power Authority NY Electric System Subseries 1-B (Utilities Revenue, State Street Bank & Trust Company LOC)§	0.24	05/01/2033	8,075,000
2,185,000	Nassau County NY Interim Finance Authority Series D-1 (Tax Revenue)§	0.29	11/15/2017	2,185,000
9,500,000	Nassau NY Health Care Corporation, Series B-2 (Hospital Revenue, TD Bank NA LOC)§	0.26	08/01/2029	9,500,000
3,720,000	New York City NY Capital Resource Corporation Loan Enhanced Assistance Series A (Hospital Revenue, Bank of America Corporation LOC)§	0.35	01/01/2026	3,720,000
3,600,000	New York City NY Capital Resource Corporation Loan Enhanced Assistance Series A (Education Revenue, Bank of America Corporation LOC)§	0.51	05/01/2037	3,600,000

86 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
NEW YORK MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$5,500,000	New York City NY Municipal Water Finance Various Subordinated Series F (Water & Sewer Revenue)§	0.26%	06/15/2035	$5,500,000
3,100,000	New York City Transitional Finance Authority (Tax Revenue)§	0.32	11/01/2022	3,100,000
17,000,000	New York Convention Center Development Corporation (Tax Revenue, AMBAC Insured)††§	0.29	11/15/2044	17,000,000
3,500,000	New York Environmental Facilities Waste Management Incorporated Project Series 2002-B (Solid Waste Revenue, JPMorgan Chase Bank LOC)§	0.30	05/01/2019	3,500,000
16,000,000	New York Metropolitan Transportation Authority (Transportation Revenue, Bank of Nova Scotia LOC)§	0.26	11/01/2026	16,000,000
11,650,000	New York Metropolitan Transportation Authority ROC-RR-II-R-11711 (Transportation Revenue, FSA Insured)††§	0.31	11/15/2027	11,650,000
1,000,000	New York Metropolitan Transportation Authority ROC-RR-II-R-594PB (Transportation Revenue, AGC-ICC AMBAC Insured)††§	0.31	11/15/2013	1,000,000
5,000,000	New York NY City Housing Development Corporation (Housing Revenue)§	0.53	11/01/2040	5,000,000
3,940,000	New York NY City Housing Development Corporation 1405 Fifth Avenue Apartments Series A (Housing Revenue, CitiBank NA LOC)§	0.34	07/01/2039	3,940,000
4,035,000	New York NY City Housing Development Corporation 1904 Vyse Avenue Apartments Series A (Housing Revenue, FNMA Insured)§	0.30	01/15/2038	4,035,000
3,400,000	New York NY City Housing Development Corporation 2007 LaFontaine Avenue Series A (Housing Revenue, CitiBank NA LOC)§	0.34	06/01/2037	3,400,000
1,925,000	New York NY City Housing Development Corporation 550 East 170th Street Apartments Series A (Housing Revenue, CitiBank NA LOC)§	0.34	05/01/2042	1,925,000
11,200,000	New York NY City Housing Development Corporation Bruckner Series A (Housing Revenue, Bank of America Corporation LOC)§	0.30	11/01/2048	11,200,000
2,500,000	New York NY City Housing Development Corporation Ogden Avenue Apartments II Series A (Housing Revenue, FHLMC Insured)§	0.28	03/01/2038	2,500,000
6,545,000	New York NY City Housing Development Corporation Series C-4 (Housing Revenue)§	0.27	05/01/2015	6,545,000
2,000,000	New York NY City Housing Development Corporation Series J-1 (Housing Revenue)§	0.48	05/01/2046	2,000,000
5,500,000	New York NY City Housing Development Corporation West End Towers Series A (Housing Revenue, FNMA Insured)§	0.27	05/15/2034	5,500,000
4,500,000	New York NY City IDA New York Stock Exchange Project Series B (Miscellaneous Revenue, Bank of America Corporation LOC)§	0.31	05/01/2033	4,500,000
7,070,000	New York NY City Municipal Water Finance Authority PUTTER Series 1263 (Water & Sewer Revenue, FSA Insured)††§	0.29	06/15/2013	7,070,000
145,000	New York NY City Municipal Water Finance Authority PUTTER Series 1289 (Water & Sewer Revenue)††§	0.29	12/15/2013	145,000
10,445,000	New York NY City Transitional Finance Authority NYC Recovery Series 3 (Tax Revenue, Sumitomo Mitsui Bank LOC)§	0.32	11/01/2022	10,445,000
2,200,000	New York NY City Transitional Finance Authority Subseries F-5 (Tax Revenue)§	0.26	02/01/2035	2,200,000
3,750,000	New York NY City Trust Cultural Research Lincoln Center For the Arts Series B-1 (Miscellaneous Revenue, U.S. Bank NA LOC)§	0.25	11/01/2038	3,750,000
7,100,000	New York NY Series H (GO — Local, AGM Insured)§	0.28	08/01/2014	7,100,000
4,700,000	New York NY Series L-5 (GO — Local, Sumitomo Mitsui Bank LOC)§	0.31	04/01/2035	4,700,000
145,000	New York NY Subseries A-10 (GO — Local, JPMorgan Chase Bank LOC)§	0.26	08/01/2016	145,000
5,800,000	New York NY Subseries A-10 (GO — Local, JPMorgan Chase Bank LOC)§	0.26	08/01/2017	5,800,000
4,205,000	New York NY Subseries A-5 (GO — Local, Bank of Nova Scotia LOC)§	0.28	08/01/2031	4,205,000
2,175,000	New York NY Subseries B-2 (GO — Local, JPMorgan Chase Bank LOC)§	0.26	08/15/2018	2,175,000
4,800,000	New York NY Subseries B-2 (GO — Local, JPMorgan Chase Bank LOC)§	0.26	08/15/2019	4,800,000
7,000,000	New York NY Subseries C-4 (GO — Local, Bank Tokyo-Mitsubishi UFJ LOC)§	0.25	08/01/2020	7,000,000
5,000,000	New York NY Subseries C-5 (GO — Local, Bank of New York LOC)§	0.25	08/01/2020	5,000,000
12,000,000	New York NY Subseries F-4 (GO — Local, Sumitomo Mitsui Bank)§	0.28	09/01/2035	12,000,000
4,340,000	New York NY Subseries H-1 (GO — Local, Dexia Credit Local LOC)§	0.29	01/01/2036	4,340,000
6,300,000	New York NY Subseries H-7 (GO — Local, KBC Bank NV LOC)§	0.26	03/01/2034	6,300,000
5,000,000	New York NY Subseries I-7 (GO — Local, Bank of America Corporation LOC)§	0.29	04/01/2036	5,000,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 87
NEW YORK MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$400,000	New York NY Subseries J-3 (GO — Local, JPMorgan Chase Bank LOC)§	0.25%	02/15/2016	$400,000
1,900,000	New York State Housing Finance Agency Affordable Housing 8 East 102 2nd Street (Housing Revenue, Bank of America Corporation LOC)§	0.27	05/01/2044	1,900,000
3,150,000	New York State Dormitory Authority Eclipse Funding Trust 2006-0029 Solar Eclipse (Miscellaneous Revenue, U.S. Bank NA LOC)††§	0.28	02/15/2012	3,150,000
9,000,000	New York State Dormitory Authority North Shore LI Jewish Series B (Hospital Revenue, TD Bank NA LOC)§	0.24	07/01/2039	9,000,000
3,000,000	New York State Dormitory Authority Northern Westchester Association (Hospital Revenue, TD Bank NA LOC)§	0.26	11/01/2034	3,000,000
4,500,000	New York State Dormitory Authority NY Law School (Education Revenue, TD Bank NA LOC)§	0.26	07/01/2038	4,500,000
5,000,000	New York State Dormitory Authority PUTTER 2009-35 (Miscellaneous Revenue, State Street Bank NA LOC)††§	0.29	11/01/2020	5,000,000
5,600,000	New York State Dormitory Authority PUTTER 2009-45 (Education Revenue, State Street Bank NA LOC)††§	0.29	07/01/2025	5,600,000
9,500,000	New York State Dormitory Authority Rockefeller University Series B (Education Revenue)§	0.25	07/01/2039	9,500,000
380,000	New York State Housing Finance Agency 10 Liberty Series A (Housing Revenue, FHLMC Insured)§	0.23	05/01/2035	380,000
1,500,000	New York State Housing Finance Agency Avalon Bowery Place Series II-A (Housing Revenue, Bank of America Corporation LOC)§	0.32	11/01/2039	1,500,000
3,800,000	New York State Housing Finance Agency College Arms Series A (Housing Revenue, FHLMC Insured)§	0.33	05/01/2048	3,800,000
3,300,000	New York State Housing Finance Agency Rip Van Winkle House Series A (Housing Revenue, FHLMC Insured)§	0.30	11/01/2034	3,300,000
2,500,000	New York State Housing Finance Agency Victory Housing Series 2004-A (Housing Revenue, FHLMC Insured)§	0.26	11/01/2033	2,500,000
22,100,000	New York State Housing Finance Agency West 23rd Street Series A (Housing Revenue, FNMA Insured)§	0.27	05/15/2033	22,100,000
700,000	New York State Housing Finance Agency Weyant Green Apartments Series A (Housing Revenue, FNMA Insured)§	0.26	05/15/2037	700,000
3,475,000	New York State Mortgage Agency ROC-RR-II-R-11706 (Housing Revenue)††§	0.35	10/01/2024	3,475,000
4,600,000	New York State Thruway Authority PUTTER Series 3600-Z (Transportation Revenue, FGIC Insured)††§	0.39	01/01/2016	4,600,000
5,000,000	Niagara County NY Industrial Development Agency Niagra University Project Series B (Education Revenue, HSBC Bank USA NA LOC & Radian Insured)§	0.27	11/01/2031	5,000,000
9,830,000	PFOTER PT-4564 (Housing Revenue, FHLMC Insured)††§	0.38	06/02/2021	9,830,000
800,000	Southeast NY IDA Dairy Conveyor Corporation Project (IDR, Chase Manhattan Bank LOC)††§	0.29	11/01/2015	800,000
3,830,000	Triborough Bridge & Tunnel Authority New York Municipal Securities Trust Receipts SGC-54 Class A (Transportation Revenue, Societe Generale LOC & GO of Authority Insured)††§	0.29	01/01/2032	3,830,000
4,205,000	Triborough Bridge & Tunnel Authority New York Series A (Transportation Revenue, GO of Authority Insured)§	0.32	11/01/2035	4,205,000

				349,400,000

Pennsylvania: 1.05%

Variable Rate Demand Notes: 1.05%
1,800,000	Beaver County PA IDA Pollution Control First Energy Generation (Utilities Revenue, Barclays Bank plc LOC)§	0.29	01/01/2035	1,800,000
2,570,000	Lower Merion PA School District Capital Project Series A (GO — Local, State Street Bank & Trust Company LOC & State Aid Withholding Insured)§	0.27	04/01/2027	2,570,000

				4,370,000

88 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
NEW YORK MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Puerto Rico: 6.49%

Variable Rate Demand Notes: 6.49%
$3,715,000	Puerto Rico Commonwealth ROC-II-R-185 (GO — State, FGIC Insured)††§	0.27%	07/01/2012	$3,715,000
6,180,000	Puerto Rico Electric Power Authority Municipal Securities Trust Receipts SGC-57 Class A (Utilities Revenue, FSA Insured)††§	0.29	07/01/2029	6,180,000
3,500,000	Puerto Rico Electric Power Authority Municipal Securities Trust Receipts-SGC-36 Class A (Utilities Revenue, Societe Generale LOC)††§	0.29	07/01/2032	3,500,000
4,875,000	Puerto Rico Sales Tax Corporate Financing ROC-RR-II-R-11778 (Tax Revenue)††§	0.30	08/01/2047	4,875,000
6,000,000	Puerto Rico Sales Tax Corporate Financing ROC-RR-II-R-11779 (Tax Revenue)††§	0.30	12/01/2047	6,000,000
400,000	Puerto Rico Sales Tax Financing Corporation PUTTER Series DBE-627A (Tax Revenue, AMBAC Insured)††§	0.29	08/01/2050	400,000
2,230,000	PFOTER (Housing Revenue, FHLMC Insured)††§	0.32	03/01/2040	2,230,000

				26,900,000

Texas: 1.10%

Variable Rate Demand Notes: 1.10%
2,150,000	Harris County TX Industrial Development Corporation Deer Park Refining (Energy Revenue)§	0.26	03/01/2023	2,150,000
2,400,000	Port Arthur TX Naval District Environmental Facilities Motiva Enterprises Project Series C (Energy Revenue)§	0.28	04/01/2040	2,400,000

				4,550,000

Virginia: 0.55%

Variable Rate Demand Notes: 0.55%
2,300,000	Virginia Commonwealth University Health System Authority Series B (Branch Banking & Trust LOC)§	0.28	07/01/2037	2,300,000

Total Municipal Bonds and Notes (Cost $414,634,610)				414,634,610

Total Investments in Securities (Cost $414,634,610)*	99.98%			414,634,610
Other Assets and Liabilities, Net	0.02			94,734

Total Net Assets	100.00%			$414,729,344

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

§	These securities are subject to a demand feature which reduces the effective maturity.

(q)	Credit enhancement is provided by an affiliate.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
The accompanying notes are an integral part of these financial state

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 89
PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Municipal Bonds and Notes: 99.78%

Delaware: 0.95%

Variable Rate Demand Notes: 0.95%
$1,600,000	Delaware State Economic Development Authority (Energy Revenue)§	0.30%	08/01/2029	$1,600,000

Minnesota: 0.63%

Variable Rate Demand Notes: 0.63%
1,050,000	Minneapolis & Saint Paul MN Housing & RDA Allina Health Systems Series B-2 (Hospital Revenue, JPMorgan Chase Bank LOC)§	0.27	11/15/2035	1,050,000

Pennsylvania: 92.52%

Variable Rate Demand Notes: 92.52%
12,205,000	Allegheny County PA Hospital Development Authority UPMC Senior Living Corporation (Health Revenue, FNMA Insured)§	0.28	07/15/2028	12,205,000
2,875,000	Allegheny County PA Residential Finance Authority Mortgage SFHR Series 2005-SS (Housing Revenue)§	0.35	05/01/2036	2,875,000
1,400,000	Beaver County PA IDA Pollution Control First Energy Generation (Utilities Revenue, Bank of Nova Scotia LOC)§	0.28	04/01/2035	1,400,000
2,000,000	Beaver County PA IDA Pollution Control First Energy Generation (Utilities Revenue, Barclays Bank plc LOC)§	0.29	01/01/2035	2,000,000
4,015,000	Berks County PA IDA Fleetwood Business Trust (IDR, Northern Trust Company LOC)§	0.33	05/15/2025	4,015,000
4,595,000	Bethlehem PA Area School District (GO — Local, AGM State Aid Withholding Insured)§	0.40	01/01/2032	4,595,000
5,080,000	Butler County PA IDA Mine Safety Appliances (GO — Local, Societe Generale LOC)††§	0.29	10/01/2034	5,080,000
3,000,000	Butler County PA IDA Mine Safety Appliances Series A (IDR, JPMorgan Chase Bank LOC)§	0.69	05/01/2022	3,000,000
1,000,000	Butler County PA IDA Mine Safety Appliances Series B (IDR)§	0.39	05/01/2022	1,000,000
4,850,000	Clipper Tax Exempt CTF AMT Trust (Miscellaneous Revenue, NATL-RE Insured)§	0.34	01/01/2015	4,850,000
400,000	Cumberland County PA IDA Lane Enterprises Incorporated Project (IDR, PNC Bank NA LOC)§	0.45	04/01/2011	400,000
3,600,000	Delaware County PA College Authority Eastern College Series A (Education Revenue, TD Bank NA LOC)§	0.29	10/01/2025	3,600,000
2,860,000	Delaware County PA River Junction Toll Bridge Commission Series B-2 (Transportation Revenue, Dexia Credit Local LOC)§	0.33	07/01/2032	2,860,000
8,955,000	Deutsche Bank Spears Lifers Trust Series DB-340 (Utilities Revenue, AMBAC Insured)††§	0.32	10/01/2022	8,955,000
5,600,000	Emmaus PA General Authority Series D27 (GO — Local, U.S. Bank NA LOC)§	0.30	03/01/2024	5,600,000
2,000,000	Emmaus PA General Authority Series F24 (GO — Local, U.S. Bank NA LOC)§	0.30	03/01/2024	2,000,000
1,700,000	Fayette County PA IDA Coastal Lumber Company Project (IDR, Branch Banking & Trust LOC)§	0.48	09/01/2018	1,700,000
1,280,000	Franconia Township PA IDA Ashers Chocolate Project Series A (IDR, Commerce Bank NA LOC)††§	0.49	05/01/2017	1,280,000
2,000,000	JPMorgan Chase PUTTER/DRIVER Trust Series 3498Z (Lease Revenue, FSA State Aid Withholding Insured)††§	0.39	06/01/2015	2,000,000
800,000	Lancaster County PA Hospital Authority Health System Lancaster General Hospital (Hospital Revenue, Bank of America NA LOC)§	0.20	07/01/2041	800,000
4,180,000	Lancaster PA IDA Purple Crow Partners LLC Project (IDR, Northern Trust Company LOC)§	0.33	09/01/2026	4,180,000
5,290,000	Lower Merion PA School District Capital Project Series A (GO — Local, State Street Bank & Trust Company LOC, State Aid Withholding Insured)§	0.27	04/01/2027	5,290,000
2,500,000	Merrill Lynch PFOTER Series 385 (Hospital Revenue)††§	0.43	08/15/2042	2,500,000
12,700,000	Merrill Lynch PFOTER Series 566 (Hospital Revenue)††§	0.56	08/15/2042	12,700,000
2,800,000	Montgomery County PA Higher Education & Health Authority William Penn Charter School Series 2001 (Education Revenue, PNC Bank NA LOC)§	0.29	09/15/2031	2,800,000
1,420,000	Montgomery County PA IDA Girl Scouts Southeastern (Miscellaneous Revenue, TD Bank NA LOC)§	0.28	02/01/2025	1,420,000
2,200,000	Montgomery County PA IDA Series 3238 (Hospital Revenue, FHA Insured)††§	0.32	08/01/2030	2,200,000

90 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$1,600,000	Pennsylvania EDFA Fitzpatrick Container Company Project (IDR, PNC Bank NA LOC)§	0.35%	12/01/2023	$1,600,000
1,100,000	Pennsylvania EDFA Ganflec Corporation Project Series E (IDR, PNC Bank NA LOC)§	0.38	11/01/2019	1,100,000
4,250,000	Pennsylvania EDFA Series A-2 (Miscellaneous Revenue, PNC Bank NA LOC)††§	0.35	05/01/2011	4,250,000
300,000	Pennsylvania EDFA Series B1 (IDR, PNC Bank NA LOC)§	0.45	05/01/2015	300,000
400,000	Pennsylvania EDFA Series B2 (IDR, PNC Bank NA LOC)§	0.45	08/01/2014	400,000
1,400,000	Pennsylvania EDFA Series D7 (IDR, PNC Bank NA LOC)††§	0.35	08/01/2022	1,400,000
2,000,000	Pennsylvania EDFA Series G10 (Port Authority Revenue, PNC Bank NA LOC)††§	0.35	12/01/2025	2,000,000
100,000	Pennsylvania EDFA Series G12 (IDR, PNC Bank NA LOC)††§	0.45	12/01/2013	100,000
350,000	Pennsylvania EDFA Series G6 (IDR, PNC Bank NA LOC)††§	0.45	12/01/2013	350,000
400,000	Pennsylvania EDFA Series H4 (IDR, PNC Bank NA LOC)§	0.45	12/01/2012	400,000
550,000	Pennsylvania EDFA Series J1 (Education Revenue, PNC Bank NA LOC)§	0.29	11/01/2030	550,000
500,000	Pennsylvania EDFA Series J1 (IDR, PNC Bank NA LOC)§	0.45	05/01/2015	500,000
3,150,000	Pennsylvania HFA Series 100C (Housing Revenue)§	0.31	04/01/2038	3,150,000
1,370,000	Pennsylvania State HEFAR of Independent Colleges Series E-3 (Education Revenue, JPMorgan Chase Bank LOC)§	0.32	11/01/2022	1,370,000
4,600,000	Pennsylvania State HEFAR of Independent Colleges Series K (Education Revenue, PNC Bank NA LOC)††§	0.29	11/01/2014	4,600,000
7,600,000	Pennsylvania State Public School Building Authority ROC-RR-II-R-11396 (Lease Revenue, FSA State Aid Withholding Insured)††§	0.33	12/01/2023	7,600,000
4,000,000	Pennsylvania State University Project Series B (Education Revenue)§	0.40	06/01/2031	4,000,000
800,000	Philadelphia PA Authority for Industrial Development Project (IDR, PNC Bank NA LOC)§	0.38	12/01/2014	800,000
1,200,000	Philadelphia PA Hospital and Higher Education Facilities Authority Childrens Hospital Series A (Hospital Revenue)§	0.26	07/01/2022	1,200,000
400,000	Philadelphia PA Hospital and Higher Education Facilities Authority Childrens Hospital Series A (Hospital Revenue)§	0.26	02/15/2014	400,000
3,600,000	Philadelphia PA School District Series F (GO — Local, Barclays Bank plc LOC, State Aid Withholding Insured)§	0.26	09/01/2030	3,600,000
1,000,000	RBC Municipal Products Incorporated Trust Series C13 (Hospital Revenue, Royal Bank of Canada LOC)††§	0.29	11/01/2011	1,000,000
5,540,000	RBC Municipal Products Incorporated Trust Series E-11 (Hospital Revenue)††§	0.30	02/01/2012	5,540,000
5,800,000	RBC Municipal Products Incorporated Trust Series E-16 (Hospital Revenue, Royal Bank of Canada LOC)††§	0.29	04/15/2039	5,800,000
1,990,000	Westmoreland County PA Industrial Development Project (IDR, PNC Bank NA LOC)§	0.39	04/01/2017	1,990,000

				155,305,000

Puerto Rico: 3.57%

Variable Rate Demand Notes: 3.57%
6,000,000	Puerto Rico Sales Tax Finance Corporation ROC-RR-II-R-11761 (Tax Revenue)††§	0.30	12/01/2047	6,000,000

Utah: 1.99%

Variable Rate Demand Notes: 1.99%
3,345,000	Merrill Lynch PFOTER Series 1008 Class A (Housing Revenue, FHLMC Insured)††§	0.32	01/01/2027	3,345,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 91
PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Virginia: 0.12%

Variable Rate Demand Notes: 0.12%
200,000	Virginia Commonwealth University Health System Authority Series B (Hospital Revenue, Branch Banking & Trust LOC)§	0.28%	07/01/2037	$200,000

Total Municipal Bonds and Notes (Cost $167,500,000)				167,500,000

Total Investments in Securities (Cost $167,500,000)*	99.78%			167,500,000
Other Assets and Liabilities, Net	0.22			361,340

Total Net Assets	100.00%			$167,861,340

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

§	These securities are subject to a demand feature which reduces the effective maturity.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
The accompanying notes are an integral part of these financial statements.

92 Wells Fargo Advantage Money Market Funds	Statements of Assets and Liabilities—January 31, 2011

	California Municipal	Minnesota
	Money Market	Money Market
	Fund	Fund

Assets
Investments in unaffiliated securities, at amortized cost	$2,819,831,647	$97,660,000
Cash	36,818	39,203
Receivable for investments sold	4,193,000	0
Receivable for Fund shares sold	737	2,373
Receivable for interest	1,149,828	23,761
Receivable from investment adviser	504,260	26,187
Prepaid expenses and other assets	0	1,374

Total assets	2,825,716,290	97,752,898

Liabilities
Dividends payable	42,774	0
Payable for Fund shares redeemed	2,235,187	0
Distribution fees payable	121,836	27
Due to other related parties	574,368	23,827
Shareholder report expenses payable	0	0
Shareholder servicing fees payable	389,032	17,299
Professional fees payable	41,355	21,094
Accrued expenses and other liabilities	85,815	0

Total liabilities	3,490,367	62,247

Total net assets	$2,822,225,923	$97,690,651

NET ASSETS CONSIST OF
Paid-in capital	$2,822,236,663	$97,694,201
Undistributed (overdistributed) net investment income	(5,862)	0
Accumulated net realized gains (losses) on investments	(4,878)	(3,550)

Total net assets	$2,822,225,923	$97,690,651

COMPUTATION OF NET ASSET VALUE PER SHARE*
Net assets — Class A	$1,486,875,841	$97,589,227
Shares outstanding — Class A	1,486,885,872	97,592,550
Net asset value per share — Class A	$1.00	$1.00
Net assets — Administrator Class	$100,016	NA
Shares outstanding — Administrator Class	100,016	NA
Net asset value per share — Administrator Class	$1.00	NA
Net assets — Institutional Class	$831,108,339	NA
Shares outstanding — Institutional Class	831,096,584	NA
Net asset value per share — Institutional Class	$1.00	NA
Net assets — Investor Class	NA	NA
Shares outstanding — Investor Class	NA	NA
Net asset value per share — Investor Class	NA	NA
Net assets — Service Class	$101,301,247	NA
Shares outstanding — Service Class	101,302,697	NA
Net asset value per share — Service Class	$1.00	NA
Net assets — Sweep Class	$402,840,480	$101,424
Shares outstanding — Sweep Class	402,840,025	101,424
Net asset value per share — Sweep Class	$1.00	$1.00

*	Each Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities—January 31, 2011	Wells Fargo Advantage Money Market Funds 93

Municipal	National Tax-Free	New Jersey Municipal	New York Municipal	Pennsylvania Municipal
Money Market	Money Market	Money Market	Money Market	Money Market
Fund	Fund	Fund	Fund	Fund

$3,768,307,915	$4,849,923,485	$214,712,765	$414,634,610	$167,500,000
53,704	1,728,401	48,640	41,868	67,775
3,740,000	9,969,669	1,255,000	0	288,000
2,287,542	363,947	0	0	0
2,819,994	3,376,124	247,201	195,939	78,361
1,732,079	112,325	117,302	231,650	83,629
227,740	63,194	18,150	27,070	25,868

3,779,168,974	4,865,537,145	216,399,058	415,131,137	168,043,633

2,990	171,335	63	109	248
232,631	10,876,629	0	0	1,200
967,518	1,636	62,756	126,480	44,367
912,396	666,883	51,987	98,945	40,399
69,874	148,502	15,356	16,809	0
783,811	352,720	50,383	95,516	41,888
37,259	26,745	21,698	23,008	35,608
524,317	121,892	15,014	40,926	18,583

3,530,796	12,366,342	217,257	401,793	182,293

$3,775,638,178	$4,853,170,803	$216,181,801	$414,729,344	$167,861,340

$3,775,728,584	$4,853,131,637	$216,108,907	$414,727,826	$167,859,708
(123,932)	18	72,896	1,251	1,839
33,526	39,148	(2)	267	(207)

$3,775,638,178	$4,853,170,803	$216,181,801	$414,729,344	$167,861,340

$130,539,114	$945,917,136	$15,437,890	$11,466,962	$5,664,968
130,543,527	945,871,068	15,422,501	11,467,089	5,664,958
$1.00	$1.00	$1.00	$1.00	$1.00
NA	$361,735,093	NA	NA	NA
NA	361,716,498	NA	NA	NA
NA	$1.00	NA	NA	NA
$106,186,097	$2,888,542,434	NA	NA	NA
106,189,514	2,888,393,994	NA	NA	NA
$1.00	$1.00	NA	NA	NA
$209,040,869	NA	NA	NA	NA
209,047,160	NA	NA	NA	NA
$1.00	NA	NA	NA	NA
$96,340,503	$651,984,254	$8,834,021	$11,928,672	$26,686,284
96,344,384	651,950,939	8,826,395	11,928,812	26,686,486
$1.00	$1.00	$1.00	$1.00	$1.00
$3,233,531,595	$4,991,886	$191,909,890	$391,333,710	$135,510,088
3,233,634,373	4,991,578	191,721,851	391,345,007	135,509,999
$1.00	$1.00	$1.00	$1.00	$1.00

94 Wells Fargo Advantage Money Market Funds	Statements of Operations

	California Municipal
	Money Market Fund			Minnesota Money Market Fund
	Period Ended		Year Ended	Period Ended		Year Ended
	January 31, 2011[1]		February 28, 2010	January 31, 2011[1]		February 28, 2010

Investment income
Interest	$8,367,991		$14,174,471	$340,959		$676,949

Expenses
Investment advisory fee	4,104,932		8,873,354	304,974		390,799
Administration fees
Fund level	1,279,132		1,568,007	50,829		65,133
Class A	3,428,396		5,028,594	222,265		286,586
Administrator Class	58	[6]	NA	NA		NA
Institutional Class	374,579		270,391	NA		NA
Investor Class	NA		NA	NA		NA
Service Class	353,020		614,762	NA		NA
Sweep Class	522,360	[6]	NA	128	[6]	NA
Shareholder servicing fees
Class A	3,586,792		5,686,531	226,666		323,771
Administrator Class	55	[6]	NA	NA		NA
Investor Class	NA		NA	NA		NA
Service Class	731,384		1,275,842	NA		NA
Sweep Class	593,586	[6]	NA	144	[6]	NA
Distribution fees
Sweep Class	831,020	[6]	NA	204	[6]	NA
Custody and accounting fees	197,470		742,171	6,394		46,210
Professional fees	29,412		46,863	30,499		46,635
Registration fees	37,389		11,090	7,269		903
Shareholder report expenses	55,392		147,424	11,081		12,478
Trustees’ fees and expenses	13,538		16,578	9,766		16,578
Transfer agent fees	0		0	0		0
Temporary guarantee program fees	0		1,072,457	0		41,830
Other fees and expenses	49,707		72,606	4,093		762

Total expenses	16,188,222		25,426,670	874,312		1,231,685
Less: Fee waivers and/or expense reimbursements	(8,618,607)		(12,698,317)	(543,720)		(593,622)

Net expenses	7,569,615		12,728,353	330,592		638,063

Net investment income	798,376		1,446,118	10,367		38,886

Net realized gains (losses) on unaffiliated securities	0		(4,878)	(4,744)		17,517
Net increase from payments by affiliate	0		0	1,200		0

Net realized gains (losses) on investments	0		(4,878)	(3,544)		17,517

Net increase in net assets resulting from operations	$798,376		$1,441,240	$6,823		$56,403

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Municipal Money Market Fund, which became the accounting and performance survivor in this transaction. The information for the period prior to July 12, 2010 is that of Evergreen Municipal Money Market Fund.

3.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen New Jersey Municipal Money Market Fund, which became the accounting and performance survivor in this transaction. The information for the period prior to July 12, 2010 is that of Evergreen New Jersey Municipal Money Market Fund.

4.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen New York Municipal Money Market Fund, which became the accounting and performance survivor in this transaction. The information for the period prior to July 12, 2010 is that of Evergreen New York Municipal Money Market Fund.

5.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Pennsylvania Municipal Money Market Fund, which became the accounting and performance survivor in this transaction. The information for the period prior to July 12, 2010 is that of Evergreen Pennsylvania Municipal Money Market Fund.

6.	Class commenced operations on June 30, 2010.

7.	Class I shares of the predecessor fund became Service Class shares on July 12, 2010.

8.	Class S shares of the predecessor fund became Sweep Class shares on July 12, 2010.

9.	Class commenced operations on July 9, 2010.
The accompanying notes are an integral part of these financial statements.

Statements of Operations	Wells Fargo Advantage Money Market Funds 95

Municipal Money		National Tax-Free			New Jersey Municipal		New York Municipal		Pennsylvania Municipal
Market Fund[2]		Money Market Fund			Money Market Fund[3]		Money Market Fund[4]		Money Market Fund[5]
Year Ended		Period Ended		Year Ended	Year Ended		Year Ended		Year Ended
January 31, 2011		January 31, 2011[1]		February 28, 2010	January 31, 2011		January 31, 2011		January 31, 2011

$13,631,002		$14,339,757		$27,055,521	$741,582		$1,328,981		$675,324

12,680,503		4,373,168		5,305,688	783,111		1,458,522		594,637

2,060,749		2,184,524		2,598,555	123,423		233,527		100,109
158,373		1,963,446		2,497,559	17,648		14,512		5,537
NA		360,364		498,556	NA		NA		NA
57,508	[9]	1,771,961		1,849,468	NA		NA		NA
325,267	[9]	NA		NA	NA		NA		NA
80,222	[7]	1,084,311		1,632,051	5,699	[7]	7,105	[7]	20,099	[7]
4,018,313	[8]	3,924	[6]	NA	212,201	[8]	433,528	[8]	153,721	[8]

357,867		1,985,846		2,836,566	44,849		39,891		13,758
NA		352,015		467,145	NA		NA		NA
301,173	[9]	NA		NA	NA		NA		NA
166,989	[7]	2,227,559		3,400,106	13,343	[7]	16,238	[7]	46,286	[7]
13,663,638	[8]	4,451	[6]	NA	811,586	[8]	1,621,534	[8]	604,032	[8]

6,361,322	[8]	6,232	[6]	NA	371,655	[8]	765,545	[8]	271,219	[8]
636,448		270,553		1,241,129	41,168		69,472		27,798
81,272		33,296		49,054	30,612		33,729		28,474
40,638		124,643		44,597	44,496		52,555		50,196
143,577		150,686		201,402	34,204		36,100		20,052
116,656		9,766		16,578	11,147		17,752		11,834
642,298		0		0	19,843		40,870		21,297
0		0		1,358,474	0		0		0
439,390		112,535		143,099	4,951		10,180		6,340

42,332,203		17,019,280		24,140,027	2,569,936		4,851,060		1,975,389

(29,024,727)		(5,826,873)		(6,646,356)	(1,850,742)		(3,541,654)		(1,303,709)

13,307,476		11,192,407		17,493,671	719,194		1,309,406		671,680

323,526		3,147,350		9,561,850	22,388		19,575		3,644

132,881		133,587		329,201	3,817		1,809		(13)
61,000		0		0	0		0		0

193,881		133,587		329,201	3,817		1,809		(13)

$517,407		$3,280,937		$9,891,051	$26,205		$21,384		$3,631

96 Wells Fargo Advantage Money Market Funds	Statements of Changes in Net Assets

	California Municipal Money Market Fund
	Period Ended			Year Ended		Year Ended
	January 31, 2011[1]			February 28, 2010		February 28, 2009

Operations
Net investment income			$798,376		$1,446,118		$63,179,147
Net realized gains (losses) on investments			0		(4,878)		666,351

Net increase in net assets resulting from operations			798,376		1,441,240		63,845,498

Distributions to shareholders from
Net investment income
Class A			(155,827)		(321,031)		(45,403,227)
Administrator Class			(16)[2]		NA		NA
Institutional Class			(580,733)		(765,282)		(4,676,760)
Service Class			(34,310)		(359,805)		(13,097,748)
Sweep Class			(27,487)[2]		NA		NA
Net realized gains
Class A			0		(123,014)		(521,362)
Administrator Class			0 [2]		NA		NA
Institutional Class			0		(17,769)		(45,226)
Service Class			0		(27,272)		(130,023)
Sweep Class			0 [2]		NA		NA

Total distributions to shareholders			(798,373)		(1,614,173)		(63,874,346)

	Shares			Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	1,758,649,756		1,758,649,756	2,402,281,400	2,402,281,400	4,548,812,448	4,548,812,448
Administrator Class	100,000	[2]	100,000 [2]	NA	NA	NA	NA
Institutional Class	1,947,266,295		1,947,266,295	1,790,297,628	1,790,297,628	2,067,029,869	2,067,029,869
Service Class	602,791,622		602,791,622	742,085,161	742,085,161	1,881,382,541	1,881,382,541
Sweep Class	948,753,970	[2]	948,753,970 [2]	NA	NA	NA	NA

			5,257,561,643		4,934,664,189		8,497,224,858

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Class commenced operations on June 30, 2010.

3.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Municipal Money Market Fund, which became the accounting and performance survivor in this transaction. The information for the periods prior to July 12, 2010 is that of Evergreen Municipal Money Market Fund.

4.	Class commenced operations on July 9, 2010.

5.	Class I shares of the predecessor fund became Service Class shares on July 12, 2010.

6.	Class S shares of the predecessor fund became Sweep Class shares on July 12, 2010.

7.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen New Jersey Municipal Money Market Fund, which became the accounting and performance survivor in this transaction. The information for the periods prior to July 12, 2010 is that of Evergreen New Jersey Municipal Money Market Fund.

8.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen New York Municipal Money Market Fund, which became the accounting and performance survivor in this transaction. The information for the periods prior to July 12, 2010 is that of Evergreen New York Municipal Money Market Fund.

9.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Pennsylvania Municipal Money Market Fund, which became the accounting and performance survivor in this transaction. The information for the periods prior to July 12, 2010 is that of Evergreen Pennsylvania Municipal Money Market Fund.
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Money Market Funds 97

Minnesota Money Market Fund
Period Ended			Year Ended		Year Ended
January 31, 2011[1]			February 28, 2010		February 28, 2009

		$10,367		$38,886		$2,461,411

		(3,544)		17,517		59,211

		6,823		56,403		2,520,622

		(10,361)		(38,886)		(2,461,411)
		NA		NA		NA
		NA		NA		NA
		NA		NA		NA
		(6)[2]		NA		NA

		0		(63,082)		NA
		NA		NA		NA
		NA		NA		NA
		NA		NA		NA
		0 [2]		NA		NA

		(10,367)		(101,968)		(2,461,411)

Shares			Shares		Shares

329,576,575		329,576,575	308,250,015	308,250,015	513,786,048	513,786,048
NA		NA	NA	NA	NA	NA
NA		NA	NA	NA	NA	NA
NA		NA	NA	NA	NA	NA
101,418	[2]	101,418 [2]	NA	NA	NA	NA

		329,677,993		308,250,015		513,786,048

98 Wells Fargo Advantage Money Market Funds	Statements of Changes in Net Assets

	California Municipal Money Market Fund
	Period Ended		Year Ended		Year Ended
	January 31, 2011[1]		February 28, 2010		February 28, 2009

	Shares		Shares		Shares

Capital share transactions (continued)
Reinvestment of distributions
Class A	143,754	$143,754	417,490	$417,490	43,357,812	$43,357,812
Administrator Class	16 [2]	16 [2]	NA	NA	NA	NA
Institutional Class	311,627	311,627	464,816	464,816	3,288,168	3,288,168
Service Class	7,386	7,386	108,140	108,140	4,343,250	4,343,250
Sweep Class	27,487 [2]	27,487 [2]	NA	NA	NA	NA

		490,270		990,446		50,989,230

Payment for shares redeemed
Class A	(2,228,327,432)	(2,228,327,432)	(3,746,180,886)	(3,746,180,886)	(5,137,690,921)	(5,137,690,921)
Institutional Class	(1,747,941,455)	(1,747,941,455)	(1,924,963,024)	(1,924,963,024)	(1,699,743,739)	(1,699,743,739)
Service Class	(899,182,277)	(899,182,277)	(1,053,686,469)	(1,053,686,469)	(2,147,637,038)	(2,147,637,038)
Sweep Class	(983,907,411)[2]	(983,907,411)	NA	NA	NA	NA

		(5,859,358,575)		(6,724,830,379)		(8,985,071,698)

Net asset value of shares issued in acquisitions
Class A	8,219,387	8,208,874	0	0	0	0
Institutional Class	395,086,399	395,098,848	0	0	0	0
Service Class	134,479	134,798	0	0	0	0
Sweep Class	437,965,979	437,916,409	NA	NA	NA	NA

		841,358,929		0		0

Net increase (decrease) in net assets resulting from capital share transactions		240,052,267		(1,789,175,744)		(436,857,610)

Total increase (decrease) in net assets		240,052,270		(1,789,348,677)		(436,886,458)

Net assets
Beginning of period		2,582,173,653		4,371,522,330		4,808,408,788

End of period		$2,822,225,923		$2,582,173,653		$4,371,522,330

Undistributed (overdistributed) net investment income		$(5,862)		$(1,037)		$(1,037)

Please see footnotes p. 96
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Money Market Funds 99

Minnesota Money Market Fund
Period Ended			Year Ended		Year Ended
January 31, 2011[1]			February 28, 2010		February 28, 2009

Shares			Shares		Shares

10,094		$10,094	97,395	$97,395	2,351,593	$2,351,593
NA		NA	NA	NA	NA	NA
NA		NA	NA	NA	NA	NA
NA		NA	NA	NA	NA	NA
6	[2]	6 [2]	NA	NA	NA	NA

		10,100		97,395		2,351,593

(367,527,065)		(367,527,065)	(352,458,754)	(352,458,754)	(519,107,569)	(519,107,569)
NA		NA	NA	NA	NA	NA
NA		NA	NA	NA	NA	NA
0	[2]	0 [2]	NA	NA	NA	NA

		(367,527,065)		(352,458,754)		(519,107,569)

0		0	0	0	0	0
NA		NA	NA	NA	NA	NA
NA		NA	NA	NA	NA	NA
0		0	NA	NA	NA	NA

		0		0		0

		(37,838,972)		(44,111,344)		(2,969,928)

		(37,842,516)		(44,156,909)		(2,910,717)

		135,533,167		179,690,076		182,600,793

		$97,690,651		$135,533,167		$179,690,076

		$0		$0		$0

100 Wells Fargo Advantage Money Market Funds	Statements of Changes in Net Assets

	Municipal Money Market Fund[3]
	Year Ended				Year Ended
	January 31, 2011				January 31, 2010

Operations
Net investment income			$323,526				$1,782,234
Net realized gains or losses on investments			193,881				87,539

Net increase in net assets resulting from operations			517,407				1,869,773

Distributions to shareholders from
Net investment income
Class A			(12,772)				(232,959)
Administrator Class			NA				NA
Institutional Class			(113,677)	[4]			NA
Investor Class			(10,247)	[4]			NA
Service Class			(14,309)	[5]			(527,274)[5]
Sweep Class			(356,908)	[6]			(1,215,598)[6]
Net realized gains
Class A			(2,337)				0
Administrator Class			NA				NA
Institutional Class			(1,998)	[4]			NA
Investor Class			(3,868)	[4]			NA
Service Class			(2,281)	[5]			0	[5]
Sweep Class			(60,742)	[6]			0	[6]

Total distributions to shareholders			(579,139)				(1,975,831)

	Shares				Shares

Capital share transactions
Proceeds from shares sold
Class A	338,694,969		338,694,969		1,020,849,399		1,020,849,399
Administrator Class	NA		NA		NA		NA
Institutional Class	435,018,169	[4]	435,018,169 [4]		NA		NA
Investor Class	45,678,331	[4]	45,678,331 [4]		NA		NA
Service Class	91,720,582	[5]	91,720,582 [5]		156,008,755	[5]	156,008,755	[5]
Sweep Class	12,432,288,193	[6]	12,432,288,193 [6]		16,926,853,953	[6]	16,926,853,953	[6]

			13,343,400,244				18,103,712,107

Reinvestment of distributions
Class A	16,511		16,511		224,172		224,172
Administrator Class	NA		NA		NA		NA
Institutional Class	120,970	[4]	120,970 [4]		NA		NA
Investor Class	15,747	[4]	15,747 [4]		NA		NA
Service Class	8,208	[5]	8,208 [5]		272,776	[5]	272,776	[5]
Sweep Class	416,642	[6]	416,642 [6]		1,215,596	[6]	1,215,596	[6]

			578,078				1,712,544

Please see footnotes p. 96
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Money Market Funds 101

National Tax-Free Money Market Fund
Period Ended			Year Ended		Year Ended
January 31, 2011[1]			February 28, 2010		February 28, 2009

		$3,147,350		$9,561,850		$95,033,256
		133,587		329,201		723,479

		3,280,937		9,891,051		95,756,735

		(89,245)		(556,154)		(20,489,704)
		(135,401)		(910,229)		(8,905,643)
		(2,832,178)		(6,501,763)		(39,431,748)
		NA		NA		NA
		(90,345)		(1,593,687)		(26,206,163)
		(178)[2]		NA		NA

		(22,813)		(84,941)		(293,961)
		(8,587)		(38,014)		(96,168)
		(65,322)		(169,665)		(359,482)
		NA		NA		NA
		(21,744)		(90,859)		(330,682)
		(262)[2]		NA		NA

		(3,266,075)		(9,945,312)		(96,113,551)

Shares			Shares		Shares

1,395,771,868		1,395,771,868	1,205,818,801	1,205,818,801	2,123,658,304	2,123,658,304
296,173,817		296,173,817	470,840,097	470,840,097	634,488,238	634,488,238
12,910,627,926		12,910,627,926	8,019,262,600	8,019,262,600	10,580,163,832	10,580,163,832
NA		NA	NA	NA	NA	NA
1,294,037,180		1,294,037,180	1,614,119,092	1,614,119,092	2,883,412,321	2,883,412,321
14,993,156	[2]	14,993,156 [2]	NA	NA	NA	NA

		15,911,603,947		11,310,040,590		16,221,722,695

110,580		110,580	644,234	644,234	20,254,527	20,254,527
127,177		127,177	916,869	916,869	8,739,557	8,739,557
1,410,010		1,410,010	3,701,725	3,701,725	19,983,612	19,983,612
NA		NA	NA	NA	NA	NA
13,322		13,322	248,690	248,690	4,852,802	4,852,802
440	[2]	440 [2]	NA	NA	NA	NA

		1,661,529		5,511,518		53,830,498

102 Wells Fargo Advantage Money Market Funds	Statements of Changes in Net Assets

	Municipal Money Market Fund[3]
	Year Ended		Year Ended
	January 31, 2011		January 31, 2010

	Shares		Shares

Capital share transactions (continued)
Payment for shares redeemed
Class A	(357,429,599)	$(357,429,599)	(1,201,483,323)	$(1,201,483,323)
Administrator Class	NA	NA	NA	NA
Institutional Class	(448,541,602)[4]	(448,541,602)[4]	NA	NA
Investor Class	(62,794,956)[4]	(62,794,956)[4]	NA	NA
Service Class	(149,853,701)[5]	(149,853,701)[5]	(267,526,391)[5]	(267,526,391)[5]
Sweep Class	(12,726,232,651)[6]	(12,726,232,651)[6]	(15,886,626,897)[6]	(15,886,626,897)[6]

		(13,744,852,509)		(17,355,636,611)

Net asset value of shares issued in acquisitions
Class A		100,000		0
Institutional Class		119,591,229		NA
Investor Class		226,146,551		NA
Service Class		100,000		0
Sweep Class		100,000		0

		346,037,780		0

Net increase (decrease) in net assets resulting from capital share transactions		(54,836,407)		749,788,040

Total increase (decrease) in net assets		(54,898,139)		749,681,982

Net assets
Beginning of period		3,830,536,317		3,080,854,335

End of period		$3,775,638,178		$3,830,536,317

Undistributed (overdistributed) net investment income		$(123,932)		$13,047

Please see footnotes p. 96
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Money Market Funds 103

National Tax-Free Money Market Fund
Period Ended		Year Ended		Year Ended
January 31, 2011[1]		February 28, 2010		February 28, 2009

Shares		Shares		Shares

(1,468,465,692)	$(1,468,465,692)	(1,756,338,646)	$(1,756,338,646)	(2,137,935,035)	$(2,137,935,035)
(354,495,225)	(354,495,225)	(569,314,030)	(569,314,030)	(643,344,000)	(643,344,000)
(12,180,378,396)	(12,180,378,396)	(8,355,250,035)	(8,355,250,035)	(9,622,792,083)	(9,622,792,083)
NA	NA	NA	NA	NA	NA
(1,697,327,637)	(1,697,327,637)	(2,433,961,093)	(2,433,961,093)	(2,687,176,781)	(2,687,176,781)
(10,002,018)[2]	(10,002,018)[2]	NA	NA	NA	NA

	(15,710,668,968)		(13,114,863,804)		(15,091,247,899)

0	0	0	0	0	0
107,938,955	107,942,643	0	0	0	0
NA	NA	NA	NA	NA	NA
0	0	0	0	0	0
0	0	NA	NA	NA	NA

	107,942,643		0		0

	310,539,151		(1,799,311,696)		1,184,305,294

	310,554,013		(1,799,365,957)		1,183,948,478

	4,542,616,790		6,341,982,747		5,158,034,269

	$4,853,170,803		$4,542,616,790		$6,341,982,747

	$18		$15		$(2)

104 Wells Fargo Advantage Money Market Funds	Statements of Changes in Net Assets

	New Jersey Municipal Money Market Fund[7]
	Year Ended			Year Ended
	January 31, 2011			January 31, 2010

Operations
Net investment income			$22,388			$129,030
Net realized gains (losses) on investments			3,817			18,515

Net increase in net assets resulting from operations			26,205			147,545

Distributions to shareholders from
Net investment income
Class A			(1,760)			(31,931)
Service Class			(1,142)[5]			(26,602)[5]
Sweep Class			(19,486)[6]			(70,567)[6]
Net realized gains
Class A			(260)			0
Service Class			(138)[5]			0 [5]
Sweep Class			(2,939)[6]			0 [6]

Total distributions to shareholders			(25,725)			(129,100)

	Shares			Shares

Capital share transactions
Proceeds from shares sold
Class A	17,056,974		17,056,974	80,794,986		80,794,986
Service Class	17,077,270	[5]	17,077,270 [5]	23,822,733	[5]	23,822,733 [5]
Sweep Class	1,077,592,170	[6]	1,077,592,170 [6]	1,391,325,021	[6]	1,391,325,021 [6]

			1,111,726,414			1,495,942,740

Reinvestment of distributions
Class A	1,841		1,841	30,016		30,016
Service Class	371	[5]	371 [5]	8,557	[5]	8,557 [5]
Sweep Class	22,425	[6]	22,425 [6]	70,567	[6]	70,567 [6]

			24,637			109,140

Payment for shares redeemed
Class A	(21,483,188)		(21,483,188)	(96,868,932)		(96,868,932)
Service Class	(18,926,791)[5]		(18,926,791)[5]	(32,263,657)[5]		(32,263,657)[5]
Sweep Class	(1,099,058,988)[6]		(1,099,058,988)[6]	(1,403,466,529)[6]		(1,403,466,529)[6]

			(1,139,468,967)			(1,532,599,118)

Net increase (decrease) in net assets resulting from capital share transactions			(27,717,916)			(36,547,238)

Total increase (decrease) in net assets			(27,717,436)			(36,528,793)

Net assets
Beginning of period			243,899,237			280,428,030

End of period			$216,181,801			$243,899,237

Undistributed net investment income			$72,896			$72,608

Please see footnotes p. 96
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Money Market Funds 105

New York Municipal Money Market Fund[8]						Pennsylvania Municipal Money Market Fund[9]
Year Ended			Year Ended			Year Ended			Year Ended
January 31, 2011			January 31, 2010			January 31, 2011			January 31, 2010

		$19,575			$154,300			$3,644			$277,820
		1,809			2,419			(13)			5,766

		21,384			156,719			3,631			283,586

		(1,936)			(8,072)			(840)			(37,643)
		(1,769)[5]			(21,512)[5]			(5,893)[5]			(177,820)[5]
		(42,340)[6]			(124,722)[6]			(22,237)[6]			(62,350)[6]

		0			0			0			0
		0 [5]			0 [5]			0 [5]			0 [5]
		0 [6]			0 [6]			0 [6]			0 [6]

		(46,045)			(154,306)			(28,970)			(277,813)

Shares			Shares			Shares			Shares

40,186,012		40,186,012	48,525,578		48,525,578	13,465,509		13,465,509	90,699,424		90,699,424
79,156,755	[5]	79,156,755 [5]	57,193,788	[5]	57,193,788 [5]	153,136,397	[5]	153,136,397 [5]	72,263,556	[5]	72,263,556 [5]
1,237,044,799		1,237,044,799	1,531,873,883	[6]	1,531,873,883 [6]	770,557,711	[6]	770,557,711 [6]	878,089,606	[6]	878,089,606 [6]

		1,356,387,566			1,637,593,249			937,159,617			1,041,052,586

1,387		1,387	7,271		7,271	720		720	37,579		37,579
216	[5]	216 [5]	3,726	[5]	3,726 [5]	722	[5]	722 [5]	15,372	[5]	15,372 [5]
42,340	[6]	42,340 [6]	124,722	[6]	124,722 [6]	21,004	[6]	21,004 [6]	62,350	[6]	62,350 [6]

		43,943			135,719			22,446			115,301

(46,935,972)		(46,935,972)	(55,884,650)		(55,884,650)	(12,326,698)		(12,326,698)	(122,567,147)		(122,567,147)
(77,001,001)[5]		(77,001,001)[5]	(59,672,551)[5]		(59,672,551)[5]	(156,542,664)[5]		(156,542,664)[5]	(134,191,636)[5]		(134,191,636)[5]
(1,249,894,067)[6]		(1,249,894,067)[6]	(1,485,463,944)[6]		(1,485,463,944)[6]	(792,319,259)[6]		(792,319,259)[6]	(897,122,837)[6]		(897,122,837)[6]

		(1,373,831,040)			(1,601,021,145)			(961,188,621)			(1,153,881,620)

		(17,399,531)			36,707,823			(24,006,558)			(112,713,733)

		(17,424,192)			36,710,236			(24,031,897)			(112,707,960)

		432,153,536			395,443,300			191,893,237			304,601,197

		$414,729,344			$432,153,536			$167,861,340			$191,893,237

		$1,251			$26,470			$1,839			$27,165

106 Wells Fargo Advantage Money Market Funds	Financial Highlights

	Beginning			Net Realized		Distributions
	Net Asset	Net		and Unrealized		from Net
	Value Per	Investment		Gains (Losses)		Investment
	Share	Income		on Investments		Income

California Municipal Money Market Fund

Class A
March 1, 2010 to January 31, 2011[2]	$1.00	0.00	[4]	0.00		(0.00)[4]
March 1, 2009 to February 28, 2010	$1.00	0.00	[4]	0.00		(0.00)[4]
March 1, 2008 to February 28, 2009	$1.00	0.01		0.00		(0.01)
March 1, 2007 to February 28, 2008	$1.00	0.03		0.00		(0.03)
March 1, 2006 to February 28, 2007	$1.00	0.03		0.00		(0.03)
April 1, 2005 to February 28, 2006[18]	$1.00	0.02		0.00		(0.02)

Sweep Class
June 30, 2010[3] to January 31, 2011	$1.00	0.00	[4]	0.00		(0.00)[4]

Minnesota Money Market Fund

Class A
March 1, 2010 to January 31, 2011[2]	$1.00	0.00	[4]	(0.00)[4]		(0.00)[4]
March 1, 2009 to February 28, 2010	$1.00	0.00	[4]	0.00		(0.00)[4]
March 1, 2008 to February 28, 2009	$1.00	0.01		0.00		(0.01)
March 1, 2007 to February 28, 2008	$1.00	0.03		0.00		(0.03)
March 1, 2006 to February 28, 2007	$1.00	0.03		0.00		(0.03)
April 1, 2005 to February 28, 2006[18]	$1.00	0.02		0.00		(0.02)

Sweep Class
June 30, 2010[3] to January 31, 2011	$1.00	0.00	[4]	(0.00)[4]		(0.00)[4]

Municipal Money Market Fund[5]

Class A6
February 1, 2010 to January 31, 2011	$1.00	0.00	[4]	0.00	[4]	(0.00)[4]
February 1, 2009 to January 31, 2010	$1.00	0.00	[4]	0.00		(0.00)[4]
February 1, 2008 to January 31, 2009	$1.00	0.02		0.00		(0.02)
February 1, 2007 to January 31, 2008	$1.00	0.03		0.00		(0.03)
February 1, 2006 to January 31, 2007	$1.00	0.03		0.00		(0.03)
February 1, 2005 to January 31, 2006	$1.00	0.02		0.00		(0.02)
Investor Class

July 9, 2010[3,7] to January 31, 2011	$1.00	0.00	[4]	0.00	[4]	(0.00)[4]
Sweep Class[8]

February 1, 2010 to January 31, 2011	$1.00	0.00	[4]	0.00	[4]	(0.00)[4]
February 1, 2009 to January 31, 2010	$1.00	0.00	[4]	0.00		(0.00)[4]
February 1, 2008 to January 31, 2009	$1.00	0.01		0.00		(0.01)
February 1, 2007 to January 31, 2008	$1.00	0.03		0.00		(0.03)
February 1, 2006 to January 31, 2007	$1.00	0.02		0.00		(0.02)
February 1, 2005 to January 31, 2006	$1.00	0.02		0.00		(0.02)

National Tax-Free Money Market Fund

Class A
March 1, 2010 to January 31, 2011[2]	$1.00	0.00	[4]	0.00	[4]	(0.00)[4]
March 1, 2009 to February 28, 2010	$1.00	0.00	[4]	0.00		(0.00)[4]
March 1, 2008 to February 28, 2009	$1.00	0.01		0.00		(0.01)
March 1, 2007 to February 29, 2008	$1.00	0.03		0.00		(0.03)
March 1, 2006 to February 28, 2007	$1.00	0.03		0.00		(0.03)
April 1, 2005 to February 28, 2006[18]	$1.00	0.02		0.00		(0.02)

Sweep Class
June 30, 2010[3] to January 31, 2011	$1.00	0.00	[4]	0.00	[4]	(0.00)[4]
Please see footnotes p. 110
The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Money Market Funds 107

Distributions	Ending
from Net	Net Asset	Ratio to Average Net Assets (Annualized)				Net Assets at
Realized	Value Per	Net Investment	Gross	Net	Total	End of Period
Gains	Share	Income	Expenses	Expenses	Return[1]	(000’s omitted)

0.00	$1.00	0.01%	0.69%	0.32%	0.01%	$1,486,876
(0.00)[4]	$1.00	0.01%	0.87%	0.44%	0.02%	$1,948,313
(0.00)[4]	$1.00	1.19%	0.85%	0.66%	1.22%	$3,291,922
0.00	$1.00	2.79%	0.83%	0.65%	2.85%	$3,837,463
0.00	$1.00	2.81%	0.84%	0.65%	2.85%	$3,064,445
0.00	$1.00	2.01%	0.84%	0.65%	1.85%	$2,552,430

0.00	$1.00	0.01%	0.98%	0.29%	0.01%	$402,840

0.00	$1.00	0.01%	0.86%	0.33%	0.01%	$97,589
(0.00)[4]	$1.00	0.03%	0.95%	0.49%	0.08%	$135,533
0.00	$1.00	1.22%	0.90%	0.82%	1.24%	$179,690
0.00	$1.00	2.71%	0.88%	0.80%	2.77%	$182,601
0.00	$1.00	2.73%	0.90%	0.80%	2.78%	$118,011
0.00	$1.00	1.90%	0.88%	0.80%	1.75%	$138,917

0.00	$1.00	0.01%	1.23%	0.32%	0.01%	$101

(0.00)[4]	$1.00	0.01%	0.84%	0.35%	0.01%	$130,539
0.00	$1.00	0.09%	0.86%	0.61%	0.08%	$149,162
0.00	$1.00	1.58%	0.84%	0.81%	1.63%	$329,511
0.00	$1.00	2.92%	0.85%	0.82%	2.97%	$391,651
0.00	$1.00	2.75%	0.86%	0.83%	2.80%	$401,369
0.00	$1.00	1.78%	0.86%	0.82%	1.87%	$481,635

(0.00)[4]	$1.00	0.01%	0.89%	0.35%	0.01%	$209,041

(0.00)[4]	$1.00	0.01%	1.17%	0.35%	0.01%	$3,233,532
0.00	$1.00	0.03%	1.15%	0.63%	0.03%	$3,527,022
0.00	$1.00	1.29%	1.15%	1.11%	1.34%	$2,485,601
0.00	$1.00	2.50%	1.15%	1.12%	2.67%	$1,731,950
0.00	$1.00	2.46%	1.16%	1.13%	2.50%	$337,019
0.00	$1.00	1.54%	1.16%	1.12%	1.57%	$314,648

(0.00)[4]	$1.00	0.01%	0.61%	0.32%	0.01%	$945,917
(0.00)[4]	$1.00	0.05%	0.67%	0.46%	0.05%	$1,018,470
(0.00)	$1.00	1.27%	0.67%	0.67%	1.32%	$1,568,362
0.00	$1.00	2.86%	0.65%	0.65%	2.91%	$1,562,483
0.00	$1.00	2.89%	0.65%	0.65%	2.92%	$1,164,801
0.00	$1.00	2.07%	0.66%	0.65%	1.89%	$1,001,084

(0.00)[4]	$1.00	0.01%	0.98%	0.32%	0.01%	$4,992

108 Wells Fargo Advantage Money Market Funds	Financial Highlights

	Beginning			Net Realized	Distributions
	Net Asset	Net		and Unrealized	from Net
	Value Per	Investment		Gains (Losses)	Investment
	Share	Income		on Investments	Income

New Jersey Municipal Money Market Fund[9]

Class A10
February 1, 2010 to January 31, 2011	$1.00	0.00	[4]	(0.00)[4]	(0.00)[4]
February 1, 2009 to January 31, 2010	$1.00	0.00	[4]	0.00	(0.00)[4]
February 1, 2008 to January 31, 2009	$1.00	0.01		0.00	(0.01)
February 1, 2007 to January 31, 2008	$1.00	0.03		0.00	(0.03)
February 1, 2006 to January 31, 2007	$1.00	0.03		0.00	(0.03)

Sweep Class[11]
February 1, 2010 to January 31, 2011	$1.00	0.00	[4]	0.00 [4]	(0.00)[4]
February 1, 2009 to January 31, 2010	$1.00	0.00	[4]	0.00	(0.00)[4]
February 1, 2008 to January 31, 2009	$1.00	0.01		0.00	(0.01)
February 1, 2007 to January 31, 2008	$1.00	0.03		0.00	(0.03)
February 1, 2006 to January 31, 2007	$1.00	0.02		0.00	(0.02)

New York Municipal Money Market Fund[12]

Class A13
February 1, 2010 to January 31, 2011	$1.00	0.00	[4]	(0.00)[4]	(0.00)[4]
February 1, 2009 to January 31, 2010	$1.00	0.00	[4]	0.00	(0.00)[4]
February 1, 2008 to January 31, 2009	$1.00	0.01		0.00	(0.01)
February 1, 2007 to January 31, 2008	$1.00	0.03		0.00	(0.03)
February 1, 2006 to January 31, 2007	$1.00	0.03		0.00	(0.03)

Sweep Class[14]
February 1, 2010 to January 31, 2011	$1.00	0.00	[4]	(0.00)[4]	(0.00)[4]
February 1, 2009 to January 31, 2010	$1.00	0.00	[4]	0.00	(0.00)[4]
February 1, 2008 to January 31, 2009	$1.00	0.01		0.00	(0.01)
February 1, 2007 to January 31, 2008	$1.00	0.03		0.00	(0.03)
February 1, 2006 to January 31, 2007	$1.00	0.03		0.00	(0.03)

Pennsylvania Municipal Money Market Fund[15]

Class A16
February 1, 2010 to January 31, 2011	$1.00	0.00	[4]	(0.00)[4]	(0.00)[4]
February 1, 2009 to January 31, 2010	$1.00	0.00	[4]	0.00	(0.00)[4]
February 1, 2008 to January 31, 2009	$1.00	0.02		0.00	(0.02)
February 1, 2007 to January 31, 2008	$1.00	0.03		0.00	(0.03)
February 1, 2006 to January 31, 2007	$1.00	0.03		0.00	(0.03)

Sweep Class[17]
February 1, 2010 to January 31, 2011	$1.00	0.00	[4]	(0.00)[4]	(0.00)[4]
February 1, 2009 to January 31, 2010	$1.00	0.00	[4]	0.00	(0.00)[4]
February 1, 2008 to January 31, 2009	$1.00	0.01		0.00	(0.01)
February 1, 2007 to January 31, 2008	$1.00	0.03		0.00	(0.03)
February 1, 2006 to January 31, 2007	$1.00	0.02		0.00	(0.02)
Please see footnotes p. 110
The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Money Market Funds 109

Distributions	Ending
from Net	Net Asset	Ratio to Average Net Assets (Annualized)				Net Assets at
Realized	Value Per	Net Investment	Gross	Net	Total	End of Period
Gains	Share	Income	Expenses	Expenses	Return[1]	(000’s omitted)

(0.00)[4]	$1.00	0.01%	0.87%	0.32%	0.01%	$15,438
0.00	$1.00	0.10%	0.90%	0.58%	0.09%	$19,885
0.00	$1.00	1.30%	0.87%	0.87%	1.33%	$35,927
0.00	$1.00	2.77%	0.87%	0.87%	3.04%	$36,121
0.00	$1.00	2.74%	0.87%	0.87%	2.77%	$22,145

(0.00)[4]	$1.00	0.01%	1.19%	0.32%	0.01%	$191,910
0.00	$1.00	0.03%	1.19%	0.63%	0.03%	$213,330
0.00	$1.00	1.00%	1.18%	1.17%	1.03%	$225,386
0.00	$1.00	2.48%	1.17%	1.17%	2.73%	$210,726
0.00	$1.00	2.42%	1.17%	1.17%	2.46%	$168,806

0.00	$1.00	0.01%	0.84%	0.31%	0.01%	$11,467
0.00	$1.00	0.04%	0.88%	0.55%	0.04%	$18,245
0.00	$1.00	1.36%	0.85%	0.85%	1.41%	$25,597
0.00	$1.00	2.84%	0.86%	0.86%	2.92%	$51,071
0.00	$1.00	2.72%	0.86%	0.86%	2.88%	$47,842

0.00	$1.00	0.01%	1.17%	0.31%	0.01%	$391,334
0.00	$1.00	0.03%	1.17%	0.53%	0.03%	$404,142
0.00	$1.00	1.06%	1.16%	1.14%	1.12%	$357,605
0.00	$1.00	2.54%	1.16%	1.16%	2.61%	$273,501
0.00	$1.00	2.41%	1.16%	1.16%	2.57%	$249,845

0.00	$1.00	0.01%	0.86%	0.37%	0.01%	$5,665
0.00	$1.00	0.12%	0.87%	0.62%	0.12%	$4,525
0.00	$1.00	1.45%	0.82%	0.82%	1.56%	$36,362
0.00	$1.00	2.91%	0.82%	0.82%	2.97%	$20,293
0.00	$1.00	2.79%	0.82%	0.82%	2.83%	$18,178

0.00	$1.00	0.00%	1.19%	0.37%	0.01%	$135,510
0.00	$1.00	0.04%	1.15%	0.67%	0.04%	$157,251
0.00	$1.00	1.23%	1.11%	1.10%	1.26%	$176,221
0.00	$1.00	2.60%	1.12%	1.12%	2.66%	$157,771
0.00	$1.00	2.50%	1.12%	1.12%	2.53%	$113,516

110 Wells Fargo Advantage Money Market Funds	Financial Highlights

1.	Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

2.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

3.	Commencement of class operations.

4.	Amount is less than $0.005.

5.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Municipal Money Market Fund, which became the accounting and performance survivor in this transaction.

6.	The financial highlights for the periods prior to July 12, 2010 are those of Class A of Evergreen Municipal Money Market Fund.

7.	Evergreen Municipal Money Market Fund, the accounting and performance survivor in the reorganization, did not have Investor Class shares. As a result, accounting and performance information for Investor Class commenced operation on July 9, 2010.

8.	The financial highlights for the periods prior to July 12, 2010 are those of Class S of Evergreen Municipal Money Market Fund.

9.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen New Jersey Municipal Money Market Fund, which became the accounting and performance survivor in this transaction.

10.	The financial highlights for the periods prior to July 12, 2010 are those of Class A of Evergreen New Jersey Municipal Money Market Fund.

11.	The financial highlights for the periods prior to July 12, 2010 are those of Class S of Evergreen New Jersey Municipal Money Market Fund.

12.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen New York Municipal Money Market Fund, which became the accounting and performance survivor in this transaction.

13.	The financial highlights for the periods prior to July 12, 2010 are those of Class A of Evergreen New York Municipal Money Market Fund.

14.	The financial highlights for the periods prior to July 12, 2010 are those of Class S of Evergreen New York Municipal Money Market Fund.

15.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Pennsylvania Municipal Money Market Fund, which became the accounting and performance survivor in this transaction.

16.	The financial highlights for the periods prior to July 12, 2010 are those of Class A of Evergreen Pennsylvania Municipal Money Market Fund.

17.	The financial highlights for the periods prior to July 12, 2010 are those of Class S of Evergreen Pennsylvania Municipal Money Market Fund.

18.	The Fund changed its fiscal year end from March 31 to February 28.
The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements	Wells Fargo Advantage Money Market Funds 111
1. ORGANIZATION
Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following funds: Wells Fargo Advantage California Municipal Money Market Fund (“California Municipal Money Market Fund”), Wells Fargo Advantage Minnesota Municipal Money Market Fund (“Minnesota Municipal Money Market Fund”), Wells Fargo Advantage Municipal Money Market Fund (“Municipal Money Market Fund”), Wells Fargo Advantage National Tax-Free Money Market Fund (“National Tax-Free Money Market Fund”), Wells Fargo Advantage New Jersey Municipal Money Market Fund (“New Jersey Municipal Money Market Fund”), Wells Fargo Advantage New York Municipal Money Market Fund (“New York Municipal Money Market Fund”) and Wells Fargo Advantage Pennsylvania Municipal Money Market Fund (“Pennsylvania Municipal Money Market Fund) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.
After the close of business on July 9, 2010, the net assets of various Evergreen Funds were acquired by various Wells Fargo Advantage Funds, which were created to receive the assets of the respective Evergreen Fund, in an exchange for shares of the Wells Fargo Advantage Fund. As the various Evergreen Funds contributed all of the net assets and shareholders to the newly created Wells Fargo Advantage Fund, the accounting and performance history of the Evergreen Fund has been carried forward in the financial statements contained herein.

Wells Fargo Advantage Fund	Acquired Evergreen Fund
New Jersey Municipal Money Market Fund	Evergreen New Jersey Municipal Money Market Fund
New York Municipal Money Market Fund	Evergreen New York Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund	Evergreen Pennsylvania Municipal Money Market Fund
Class A, Class S and Class I shares of Evergreen New Jersey Municipal Money Market Fund received Class A, Sweep Class and Service Class shares, respectively, of New Jersey Municipal Money Market Fund in the reorganization.
Class A, Class S and Class I shares of Evergreen New York Municipal Money Market Fund received Class A, Sweep Class and Service Class shares, respectively, of New York Municipal Money Market Fund in the reorganization.
Class A, Class S and Class I shares of Evergreen Pennsylvania Municipal Money Market Fund received Class A, Sweep Class and Service Class shares, respectively, of Pennsylvania Municipal Money Market Fund in the reorganization.
After the close of business on July 9, 2010, Municipal Money Market Fund acquired the net assets of Evergreen Municipal Money Market Fund. Evergreen Municipal Money Market Fund became the accounting and performance survivor in the transaction. As a result, the accounting and performance history of Evergreen Municipal Money Market Fund has been carried forward in the financial statements contained herein.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Funds should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.
Securities valuation
As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.
The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

112 Wells Fargo Advantage Money Market Funds	Notes to Financial Statements
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.
The timing and character of distributions made during the period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications. At January 31, 2011, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statements of Assets and Liabilities:

		Accumulated Net
	Undistributed	Realized Gains
	(Overdistributed) Net	(Losses)
	Investment Income	on Investments	Paid-in Capital
Municipal Money Market Fund	$47,408	$(84,553)	$37,145
New Jersey Municipal Money Market Fund	288	(288)	0
New York Municipal Money Market Fund	1,251	(1,251)	0
Federal and other taxes
Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.
At January 31, 2011, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were as follows:

	Expiration
	2018	2019
California Municipal Money Market Fund	$4,875	$0
Minnesota Municipal Money Market Fund	0	3,550
Pennsylvania Municipal Money Market Fund	207	0
Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Notes to Financial Statements	Wells Fargo Advantage Money Market Funds 113
Class allocations
The separate classes of shares offered by each Fund differ principally in distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Funds’ investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
▪	Level 1 — quoted prices in active markets for identical securities

▪	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

▪	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2011, all of the Funds’ investments in securities carried at fair value were designated as Level 2 since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.
Further details on the major security types can be found in each Fund’s Portfolio of Investments.
4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES
Investment advisory fees
The Trust has entered into an investment advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The investment adviser is responsible for implementing investment policies and guidelines and for supervising the investment sub-adviser, who is responsible for day-to-day portfolio management of the Funds.
Pursuant to the contract, Funds Management is paid an annual investment advisory fee of 0.10% of the average daily net assets of National Tax-Free Money Market Fund.
Funds Management is paid an annual investment advisory fee which is calculated based on the average daily net assets of each Fund as follows:

				Effective rate for
		Prior to July 1, 2010		period ended
	Effective July 1, 2010	starting at	declining to	January 31, 2011
California Municipal Money Market Fund	0.10%	0.30%	0.25%	0.16%

					Effective rate for
	Effective July 1, 2010		Prior to July 1, 2010		period ended
	starting at	declining to	starting at	declining to	January 31, 2011
Minnesota Municipal Money Market Fund	0.30%	0.20%	0.30%	0.25%	0.30%

114 Wells Fargo Advantage Money Market Funds	Notes to Financial Statements

							Effective rate for
	Effective July 12, 2010		Prior to July 12, 2010				year ended
	starting at	declining to	starting at		declining to		January 31, 2011
Municipal Money Market Fund	0.30%	0.20%	0.44	%*	0.39	%*	0.33%
New Jersey Municipal Money Market Fund	0.30%	0.20%	0.41	%*	0.30	%*	0.35%
New York Municipal Money Market Fund	0.30%	0.20%	0.40	%*	0.30	%*	0.34%
Pennsylvania Municipal Money Market Fund	0.30%	0.20%	0.36	%*	0.24	%*	0.33%

*	Prior to July 12, 2010, the predecessor Evergreen fund paid the investment advisory fee to Evergreen Investment Management Company, LLC (“EIMC”), an affiliate of Funds Management.
Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management to the Funds. Wells Capital Management Incorporated, an affiliate of Funds Management, is the investment sub-adviser to the Funds. The investment sub-adviser is paid an annual investment sub-advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of each Fund increase. The fees related to investment sub-advisory services are borne directly by the investment adviser and do not increase the overall fees paid by a Fund to the investment adviser.
On November 29, 2010, the following Funds received contributions from Funds Management in order to support the mark-to-market net asset value of each Fund. This action was voluntary and was not necessary to maintain the $1.00 per share net asset value of these Funds at which shareholders transact, but was taken to address potential shareholder concerns due to regulatory changes that require all money market funds to make public their mark-to-market net asset values out to four decimal places. This voluntary action does not obligate Funds Management, implicitly or otherwise, to take similar action to support these or other funds in the future. All Wells Fargo Advantage Money Market funds have continually maintained their $1.00 per share net asset value since their inception. The contributions did not have any impact on the performance of each applicable Fund.

Contribution
Minnesota Money Market Fund	$1,200
Municipal Money Market Fund	61,000
Administration and transfer agent fees
The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from each Fund the following annual fees:

		Administration
		Fees (% of
	Average Daily	Average Daily
	Net Assets	Net Assets)
Fund level	First $5 billion	0.05%
	Next $5 billion	0.04
	Over $10 billion	0.03
Class A and Sweep Class	All asset levels	0.22
Administrator Class	All asset levels	0.10
Institutional Class	All asset levels	0.08
Investor Class	All asset levels	0.25 *
Service Class	All asset levels	0.12

*	Prior to July 1, 2010, the class-level administration fee for Investor Class was 0.27%.
Prior to July 12, 2010, the predecessor funds of Municipal Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund each paid EIMC a fund level administrator fee at an annual rate determined by applying percentage rates to the combined average daily net assets of the predecessor Evergreen money market funds which started at 0.06% and declined to 0.04% as the combined aggregate average daily net assets of the predecessor Evergreen money market funds increased.

Notes to Financial Statements	Wells Fargo Advantage Money Market Funds 115
Funds Management and/or EIMC contractually and voluntarily waived and/or reimbursed advisory and administration fee to the extent necessary to maintain certain net operating expense ratios for the Funds. Waiver of fees and/or reimbursement of expenses by Funds Management and/or EIMC were made first from fund level expenses on a proportionate basis and then from class specific expenses.
Prior to July 12, 2010, the predecessor funds of Municipal Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund each paid Evergreen Service Company, LLC, an affiliate of EIMC and a subsidiary of Wells Fargo, a transfer and dividend disbursing agent fee.
Distribution fees
The Trust has adopted a Distribution Plan for Sweep Class shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of each Fund, at an annual rate of 0.35% of the average daily net assets of Sweep Class shares.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Investor Class, Service Class and Sweep Class of each applicable Fund is charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

Prior to July 12, 2010, Class A shares of the predecessor funds of Municipal Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund were charged a fee at an annual rate of 0.30% of its average daily net assets. Prior to July 12, 2010, Service Class was not charged a fee but Sweep Class was charged a fee at an annual rate of 0.60% of its average daily net assets.
A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.
5. ACQUISITIONS
After the close of business on July 9, 2010, California Municipal Money Market Fund acquired the net assets of Evergreen California Municipal Money Market Fund. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of all of the shares of Evergreen California Municipal Money Market Fund for 446,319,845 shares of California Municipal Money Market Fund valued at $446,260,081 at an exchange ratio of 1.00 for each class. Shareholders holding Class A, Class S and Class I shares of Evergreen California Municipal Money Market Fund received Class A, Sweep Class and Service Class shares, respectively, of California Municipal Money Market Fund in the reorganization.
The investment portfolio of Evergreen California Municipal Money Market Fund with a fair value of $445,550,863 and amortized cost of $445,550,863 at July 9, 2010 were the principal assets acquired by California Municipal Money Market Fund. The aggregate net assets of Evergreen California Municipal Money Market Fund and California Municipal Money Market Fund immediately prior to the acquisition were $446,260,081 and $2,586,576,466, respectively. The aggregate net assets of California Municipal Money Market Fund immediately after the acquisition were $3,032,836,547. For financial reporting purposes, assets received and shares issued by California Municipal Money Market Fund were recorded at fair value; however, the cost basis of the investments received from Evergreen California Municipal Money Market Fund was carried forward to align ongoing reporting of California Municipal Money Market Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed March 1, 2010, the beginning of the annual reporting period for California Municipal Money Market Fund, the pro forma results of operations for the period ended January 31, 2011 would have been:

Net investment income	$455,272
Net realized gains on investments	$28,076
Net increase in net assets resulting from operations	$483,358
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Evergreen California Municipal Money Market Fund that have been included in California Municipal Money Market Fund’s Statement of Operations since July 12, 2011.

116 Wells Fargo Advantage Money Market Funds	Notes to Financial Statements
In addition, after the close of business on November 5, 2010, California Municipal Money Market Fund also acquired the net assets of Wells Fargo Advantage California Municipal Money Market Trust. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Existing shareholders of Wells Fargo Advantage California Municipal Money Market Trust received Institutional Class shares of California Municipal Money Market Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of Wells Fargo Advantage California Municipal Money Market Trust for 395,086,399 shares of California Municipal Money Market Fund valued at $395,098,848 at an exchange ratio of 1.00 for Institutional Class shares.
The investment portfolio of Wells Fargo Advantage California Municipal Money Market Trust with a fair value of $394,896,500 and amortized cost of $394,896,500 at November 5, 2010 were the principal assets acquired by California Municipal Money Market Fund. The aggregate net assets of Wells Fargo Advantage California Municipal Money Market Trust and California Municipal Money Market Fund immediately prior to the acquisition were $395,098,848 and $2,730,601,555, respectively. The aggregate net assets of California Municipal Money Market Fund immediately after the acquisition were $3,125,700,403. For financial reporting purposes, assets received and shares issued by California Municipal Money Market Fund were recorded at fair value; however, the cost basis of the investments received from Wells Fargo Advantage California Municipal Money Market Trust was carried forward to align ongoing reporting of California Municipal Money Market Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisitions of Evergreen California Municipal Money Market Fund and Wells Fargo Advantage California Municipal Money Market Trust had both been completed March 1, 2010, the beginning of the annual reporting period for California Municipal Money Market Fund, the pro forma results of operations for the period ended January 31, 2011 would have been:

Net investment income	$850,232
Net realized gains on investments	$28,242
Net increase in net assets resulting from operations	$878,474
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisitions were completed, it is not practicable to separate the amounts of revenue and earnings of Evergreen California Municipal Money Market Fund and Wells Fargo Advantage California Municipal Money Market Trust that have been included in California Municipal Money Market Fund’s Statement of Operations since July 12, 2010 and November 8, 2010.
After the close of business on July 9, 2010, Municipal Money Market Fund, which is the legal survivor, acquired the net assets of Evergreen Municipal Money Market Fund, the accounting and performance survivor. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of all of the shares of Evergreen Municipal Money Market Fund. Shareholders holding Class A, Class S and Class I shares of Evergreen Municipal Money Market Fund received Class A, Sweep Class and Service Class, respectively, of Municipal Money Market Fund in the reorganization. The exchange ratio and number of shares issued to the Evergreen Municipal Money Market Fund were as follows:

	Exchange	Number of
Acquired Fund	Ratio	Shares Issued
Evergreen Municipal Money Market Fund	1.00	133,242,290 Class A
	1.00	3,408,031,308 Sweep Class
	1.00	128,556,109 Service Class
The investment portfolio of the Municipal Money Market Fund with a fair value of $345,316,204 and amortized cost of $345,316,204 at July 9, 2010 were the principal assets acquired by the accounting and performance survivor. The shares and net assets of the Municipal Money Market Fund immediately prior to the acquisition were 346,040,015 shares and $346,037,780. The aggregate net assets of Evergreen Municipal Money Market Fund immediately prior to the acquisition were $3,669,614,294. The aggregate net assets of the Municipal Money Market Fund immediately after the acquisition were $4,015,652,074. For financial reporting purposes, assets received and shares issued by the Municipal Money Market Fund were recorded at fair value; however, the cost basis of the investments received from the Municipal Money Market Fund was carried forward to align ongoing reporting the Municipal Money Market Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Notes to Financial Statements	Wells Fargo Advantage Money Market Funds 117
Assuming the acquisition had been completed February 1, 2010, the beginning of the annual reporting period for the Municipal Money Market Fund, the pro forma results of operations for the year ended January 31, 2011 would have been:

Net investment income	$535,222
Net realized gains on investments	$191,695
Net increase in net assets resulting from operations	$726,917
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Municipal Money Market Fund that have been included in the Statement of Operations since July 12, 2010.
After the close of business on November 5, 2010, National Tax-Free Money Market Fund acquired the net assets of Wells Fargo Advantage National Tax-Free Money Market Trust. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Existing shareholders of Wells Fargo Advantage National Tax-Free Money Market Trust received Institutional Class shares of National Tax-Free Money Market Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of Wells Fargo Advantage National Tax-Free Money Market Trust for 107,938,955 shares of National Tax-Free Money Market Fund valued at $107,942,643 at an exchange ratio of 1.00 for Institutional Class shares. The investment portfolio of Wells Fargo Advantage National Tax-Free Money Market Trust with a fair value of $107,514,791 and amortized cost of $107,514,791 at November 5, 2010 were the principal assets acquired by National Tax-Free Money Market Fund. The aggregate net assets of Wells Fargo Advantage National Tax-Free Money Market Trust and National Tax-Free Money Market Fund immediately prior to the acquisition were $107,942,643 and $4,602,060,727, respectively. The aggregate net assets of National Tax-Free Money Market Fund immediately after the acquisition were $4,710,003,370. For financial reporting purposes, assets received and shares issued by National Tax-Free Money Market Fund were recorded at fair value; however, the cost basis of the investments received from Wells Fargo Advantage National Tax-Free Money Market Trust was carried forward to align ongoing reporting of National Tax-Free Money Market Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed March 1, 2010, the beginning of the annual reporting period for National Tax-Free Money Market Fund, the pro forma results of operations for the period ended January 31, 2011 would have been:

Net investment income	$3,264,021
Net realized gains on investments	$131,645
Net increase in net assets resulting from operations	$3,395,666
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Wells Fargo Advantage National Tax-Free Money Market Trust that have been included in National Tax-Free Money Market Fund’s Statement of Operations since November 8, 2010.
6. DISTRIBUTIONS TO SHAREHOLDERS
The Fund’s tax year end for was changed from February 28 to January 31, effective on January 31, 2011 for California Municipal Money Market Fund, Municipal Cash Management Money Market Fund and National Tax-Free Money Market Fund. The tax character of distributions paid for the eleven months ended January 31, 2011, year ended February 28, 2010 and year ended February 28, 2009 were as follows:

	Tax-Exempt Income			Ordinary Income			Long-Term Capital Gain
	January 31,	February 28,		January 31,	February 28,		January 31,	February 28,
	2011	2010	2009	2011	2010	2009	2011	2010	2009
California Municipal Money Market Fund	$798,373	$1,446,118	$62,794,994	$0	$168,055	$921,475	$0	$0	$157,877
Minnesota Municipal Money Market Fund	10,367	38,886	2,461,411	0	11,665	0	0	51,417	0
National Tax-Free Money Market Fund	3,147,347	9,560,333	94,475,845	66,836	211,556	1,172,362	51,892	173,423	465,344

118 Wells Fargo Advantage Money Market Funds	Notes to Financial Statements
The tax character of distributions paid during the years ended January 31, 2011 and January 31, 2010, were as follows:

	Tax-Exempt Income		Ordinary Income		Long-Term Capital Gain
	2011	2010	2011	2010	2011	2010
Municipal Money Market Fund	$507,014	$684,000	$899	$0	$71,226	$0
New Jersey Municipal Money Market Fund	21,461	110,391	641	13,806	3,623	4,903
New York Municipal Money Market Fund	44,774	151,596	634	2,710	637	0
Pennsylvania Municipal Money Market Fund	27,894	271,853	1,076	521	0	5,439
As of January 31, 2011, the components of distributable earnings on a tax basis are shown on the table below.

	Undistributed	Undistributed	Undistributed
	Ordinary	Tax Exempt	Long-Term	Capital Loss
	Income	Income	Gain	Carryforward
California Municipal Money Market Fund	$0	$45,038	$0	$(4,875)
Minnesota Municipal Money Market Fund	0	2	0	(3,550)
Municipal Money Market Fund	23,485	34,239	10,045	0
National Tax-Free Money Market Fund	27,279	171,353	11,869	0
New Jersey Municipal Money Market Fund	0	78,967	0	0
New York Municipal Money Market Fund	0	10,980	266	0
Pennsylvania Municipal Money Market Fund	0	14,319	0	(207)
7. CONCENTRATION RISK
California Municipal Money Market Fund, Minnesota Municipal Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund invest a substantial portion of their assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.
8. INDEMNIFICATION
Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

Report of Independent Registered Public Accounting Firm	Wells Fargo Advantage Money Market Funds 119
BOARD OF TRUSTEES AND CLASS A, INVESTOR CLASS AND SWEEP CLASS SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Wells Fargo Advantage California Municipal Money Market Fund, Wells Fargo Advantage Minnesota Money Market Fund, Wells Fargo Advantage Municipal Money Market Fund, Wells Fargo Advantage National Tax-Free Money Market Fund, Wells Fargo Advantage New Jersey Municipal Money Market Fund, Wells Fargo Advantage New York Municipal Money Market Fund, and Wells Fargo Advantage Pennsylvania Municipal Money Market Fund (collectively the “Funds”), seven of the funds constituting the Wells Fargo Funds Trust, as of January 31, 2011, and the related statements of operations, statements of changes in net assets, and the financial highlights for the years or periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2011, by correspondence with custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Wells Fargo Funds Trust as of January 31, 2011, the results of their operations, changes in their net assets, and the financial highlights for the years or periods presented, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
March 30, 2011

120 Wells Fargo Advantage Money Market Funds	Other Information (Unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ Web site at wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.
TAX INFORMATION
For federal and California income tax purposes, the following Fund designates a percentage of its distributions paid from net investment income during the year as exempt-interest dividends under Section 852(b)(5) of the Code and under Section 17145 of the California Revenue and Taxation Code:

% of the Distribution paid
from Net Investment Income
California Municipal Money Market Fund	100%
For federal income tax purposes, the following Funds designate a percentage of its distributions paid from net investment income during the year as exempt-interest dividends under Section 852(b)(5) of the Code:

% of the Distribution paid
from Net Investment Income
Minnesota Municipal Money Market Fund	100%
Municipal Money Market Fund	99.80
National Tax-Free Money Market Fund	100
New Jersey Municipal Money Market Fund	97.14
New York Municipal Money Market Fund	97.24
Pennsylvania Municipal Money Market Fund	96.48
Pursuant to Section 852(b)(3) of the Code, the Funds listed below designate the following amounts as long-term capital gain dividends:

Long-Term Capital Gain
Municipal Money Market Fund	$71,226
National Tax-Free Money Market Fund	51,892
New Jersey Municipal Money Market Fund	3,337
New York Municipal Money Market Fund	637
Pursuant to Section 871(k)(2)(C) of the Code, the Funds listed below designate the following amounts as short-term capital gain dividends:

Short-Term Capital Gain
National Tax-Free Money Market Fund	$66,836
New York Municipal Money Market Fund	614

Other Information (Unaudited)	Wells Fargo Advantage Money Market Funds 121
PORTFOLIO HOLDINGS INFORMATION
The complete portfolio holdings for each Fund are publicly available on the Funds’ Web site (www.wellsfargo.com/advantagefunds) on a monthly, seven-day delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, each Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.
BOARD OF TRUSTEES
The following table provides basic information about the Board of Trustees (the “Trustees”) of the Wells Fargo Funds Trust (the “Trust”) and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of each Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 152 funds comprising the Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees

Name and	Position Held and
Year of Birth	Length of Service	Principal Occupations During Past Five Years	Other Directorships
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Chairman, President and CEO of Crystal Geyser. Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust

Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust

Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction), Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 45 portfolios as of 12/31/10); Director, Diversapack Co. (packaging company); Asset Allocation Trust

David F. Larcker (Born 1951)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

122 Wells Fargo Advantage Money Market Funds	Other Information (Unaudited)

Name and	Position Held and
Year of Birth	Length of Service	Principal Occupations During Past Five Years	Other Directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor and Chair of the Department of Insurance and Risk Management, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Michael S. Scofield (Born 1943)	Trustee, since 2010	Currently serves on the Investment Company Institute’s Board of Governors and Executive Committee as well the Independent Director’s Counsel Board of Governors and Executive Committee. Former Chairman of the Independent Directors Counsel. Trustee of the Evergreen Funds from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust

Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010.	Asset Allocation Trust
Officers

Name and	Position Held and
Year of Birth	Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.

C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.

Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Other Information (Unaudited)	Wells Fargo Advantage Money Market Funds 123

Name and	Position Held and
Year of Birth	Length of Service	Principal Occupations During Past Five Years
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds’ Web site at www.wellsfargo.com/advantagefunds.

124 Wells Fargo Advantage Money Market Funds	List of Abbreviations
The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG	— Association of Bay Area Governments
ACB	— Agricultural Credit Bank
ADR	— American Depositary Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation — Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
ARM	— Adjustable Rate Mortgages
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BART	— Bay Area Rapid Transit
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAD	— Canadian Dollar
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CDSC	— Contingent Deferred Sales Charge
CGIC	— Capital Guaranty Insurance Company
CGY	— Capital Guaranty Corporation
CHF	— Swiss Franc
CIFG	— CDC (Caisse des Dépôts et Consignations) IXIS Financial Guarantee
COP	— Certificate of Participation
CP	— Commercial Paper
CR	— Custody Receipts
CTF	— Common Trust Fund
DEM	— Deutsche Mark
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDFA	— Economic Development Finance Authority
ETET	— Eagle Tax-Exempt Trust
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHAG	— Federal Housing Agency
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FRF	— French Franc
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depositary Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUD	— Housing & Urban Development
HUF	— Hungarian Forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MFMR	— Multi-Family Mortgage Revenue
MMD	— Municipal Market Data
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NLG	— Netherlands Guilder
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PSFG	— Public School Fund Guaranty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REITS	— Real Estate Investment Trusts
ROC	— Reset Option Certificates
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SLMA	— Student Loan Marketing Association
SPDR	— Standard & Poor’s Depositary Receipts
STIT	— Short-Term Investment Trust
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TRAN	— Tax Revenue Anticipation Notes
TRC	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
USD	— Unified School District
XLCA	— XL Capital Assurance
ZAR	— South African Rand

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More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Funds’ Web site, or call:
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com
Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1- 800-222-8222
Retail Investment Professionals: 1- 888-877-9275
Institutional Investment Professionals: 1- 866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Funds’ Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.
Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.
 NOT FDIC INSURED ▪ NO BANK GUARANTEE ▪ MAY LOSE VALUE

Printed on Recycled paper
© 2011 Wells Fargo Funds Management, LLC. All rights reserved.	www.wellsfargo.com/advantagefunds	201100 03-11
AMMR/AR004 01-11

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
Class A, Class B, Class C, Daily Class, Investor Class and Sweep Class
▪ Wells Fargo Advantage Government Money Market Fund
▪ Wells Fargo Advantage Money Market Fund
▪ Wells Fargo Advantage Treasury Plus Money Market Fund
▪ Wells Fargo Advantage 100% Treasury Money Market Fund

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     Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery
Contents

Letter to Shareholders	2

Money Market Overview	4

Performance Highlights
Wells Fargo Advantage Government Money Market Fund	10
Wells Fargo Advantage Money Market Fund	12
Wells Fargo Advantage Treasury Plus Money Market Fund	14
Wells Fargo Advantage 100% Treasury Money Market Fund	16

Fund Expenses	18

Portfolio of Investments
Wells Fargo Advantage Government Money Market Fund	20
Wells Fargo Advantage Money Market Fund	25
Wells Fargo Advantage Treasury Plus Money Market Fund	41
Wells Fargo Advantage 100% Treasury Money Market Fund	43

Financial Statements
Statements of Assets and Liabilities	44
Statements of Operations	46
Statements of Changes in Net Assets	48
Financial Highlights	56

Notes to Financial Statements	60

Report of Independent Registered Public Accounting Firm	68

Other Information	69

List of Abbreviations	73
The views expressed are as of January 31, 2011, and are those of the Fund managers. Any reference to a specific security in this report is not a recommendation to purchase or sell any specific security or adopt any investment strategy. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Advantage Money Market Funds.

 NOT FDIC INSURED ▪ NO BANK GUARRANTEE ▪ MAY LOSE VALUE

WELLS FARGO

INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978
Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.
Wells Fargo Advantage Funds ®
Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.
Strength
Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.
Expertise
Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.
Partnership
Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.
Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus for Wells Fargo Advantage Funds containing this and other information, visit wellsfargo.com/advantagefunds. Read it carefully before investing.
Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.
The “Dow Jones Target Date Indexes” are a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC (“CME”). “Dow Jones” and “Dow Jones Target Date Indexes” are service marks of Dow Jones Trademark Holdings, LLC, and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

 NOT FDIC INSURED ▪ NO BANK GUARANTEE ▪ MAY LOSE VALUE

Not part of the annual report.

Wells Fargo Advantage Funds offers more than 120 mutual funds across a wide range of asset classes, representing over $232 billion in assets under management, as of January 31, 2011.

Equity Funds

Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Equity Value Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
Capital Growth Fund	Growth Fund	Small Cap Growth Fund
Classic Value Fund	Growth Opportunities Fund	Small Cap Opportunities Fund
Common Stock Fund	Health Care Fund	Small Cap Value Fund
Core Equity Fund	Index Fund	Small Company Growth Fund
Disciplined Global Equity Fund	International Equity Fund	Small Company Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small/Mid Cap Core Fund
Disciplined Value Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Discovery Fund†	Intrinsic Value Fund	Social Sustainability Fund†
Diversified Equity Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified International Fund	Large Cap Core Fund	Special Small Cap Value Fund
Diversified Small Cap Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Growth Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Emerging Markets Equity Fund	Mid Cap Growth Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund

Bond Funds

Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund

Asset Allocation Funds

Asset Allocation Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Conservative Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†

Money Market Funds

100% Treasury Money Market Fund	Minnesota Money Market Fund	New Jersey Municipal Money Market Fund
California Municipal Money Market Fund	Money Market Fund	New York Municipal Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Pennsylvania Municipal Money Market Fund
Government Money Market Fund	Municipal Money Market Fund	Prime Investment Money Market Fund
Heritage Money Market Fund†	National Tax-Free Money Market Fund	Treasury Plus Money Market Fund

Variable Trust Funds[1]

VT Core Equity Fund	VT Intrinsic Value Fund	VT Small Cap Value Fund
VT Discovery Fund†	VT Omega Growth Fund	VT Total Return Bond Fund
VT Index Asset Allocation Fund	VT Opportunity Fund†
VT International Equity Fund	VT Small Cap Growth Fund
An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage Social Sustainability FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.
Not part of the annual report.

2 Wells Fargo Advantage Money Market Funds	Letter to Shareholders
For the 11-month period, taxable securities, especially credit, performed relatively well, benefiting from growing economic activity, low interest rates, and improving fiscal conditions for state and local governments.
Dear Valued Shareholder,
We are pleased to provide you with this annual report for the Wells Fargo Advantage Money Market Funds for the 11-month period that ended January 31, 2011.
During this period, most sectors of the U.S. bond markets recorded healthy total returns, with interest income, rather than capital appreciation, accounting for the bulk of those returns—the defining characteristic of what might be called the “income phase” of the investment cycle. Going into 2011, the fixed-income markets may have been entering the second year of what could be an unusually extended income phase. The income phase is characterized by relatively stable short-term interest rates, relatively small movements in bond yields, and steep yield curves. Those exceptionally steep yield curves were a major influence on total returns over the course of 2010. Relatively generous yields for mid- to lower-quality instruments were the second major influence on total returns in 2010. Those two elements are expected to remain the primary determinants of investment returns in fixed income in 2011.
For the 11-month period, taxable securities, especially corporate bonds, performed relatively well, benefiting from growing economic activity, low interest rates, and improving fiscal conditions for state and local governments. While there were certainly signs of improvement across the financial landscape, several headwinds remained—especially overseas—prompting many investors to continue to seek the liquidity offered by money market funds.
Investor confidence improved as several uncertainties faded.
Entering 2010, investors appeared to have been less concerned with the risks of a possibly deepening recession and more concerned with the potential for higher interest rates. During the first seven months of 2010, however, short-term interest rates essentially remained unchanged, or even fell, across the U.S. Treasury and municipal curves in the face of several macroeconomic headwinds. Notably, the impact of the sovereign debt crisis that affected Greece in the spring and Ireland in the fall dampened some of the early-year momentum. In addition, regulatory reforms, midterm elections in the U.S., and mixed economic data contributed to the uncertainty. However, during the fourth quarter, some of the uncertainty was offset by actions taken by the European Central Bank and the International Monetary Fund, which appeared determined to address the sovereign debt concerns facing members of the European Economic and Monetary Union. In the U.S., the Federal Reserve (Fed) introduced another round of quantitative easing in November, and the country moved past its midterm elections, which, at the very least, provided some clarity around the direction of tax policy and regulations.
Various regulatory and legislative actions defined the money market landscape throughout the period.
On January 27, 2010, the Securities and Exchange Commission approved amendments to Rule 2a-7, the section of the Investment Company Act that governs money market funds. These changes shortened the maximum weighted average maturity of money market funds, restricted the use of Second Tier and illiquid securities, required firms to periodically stress-test their funds, and set standards for the percentage of a fund’s assets that must be invested in highly liquid securities. These changes had been communicated in advance and were well known throughout the money market fund industry. While these amendments may have induced money market managers to focus on shorter maturities—increasing demand for securities that meet the new requirements—we saw a relatively

Letter to Shareholders	Wells Fargo Advantage Money Market Funds 3
smooth transition across the marketplace. In our opinion, our funds were well positioned to accommodate the terms of the new regulations.
On July 16, 2010, the Senate passed the Restoring American Financial Stability Act of 2010, also known as the “Dodd-Frank bill.” Among the many provisions in this bill are special oversight of systematically significant firms, an increase in the deposit insurance ceiling, regulation of derivatives contracts, and provisions limiting and regulating bank and hedge fund activities. From the perspective of money market funds, the most closely watched provisions of the bill dealt with repurchase agreements. After several in-depth discussions that would have notably altered certain mechanics of the repurchase agreement marketplace, it appears that the bill left that area essentially unchanged.
The Fed, determined to keep the U.S. economy away from a double-dip recession, announced another round of quantitative easing on November 3, 2010. Commonly referred to as “QE2,” this renewed effort to stimulate economic growth focused on the Fed’s purchases of another $600 billion of Treasury securities over a period of eight months. Initially, prices fell and yields across most bond markets increased. Treasury bill yields were among the most significantly affected, as investors worried about increased demand in a market already characterized by low supply. However, the market did stabilize during the last months of 2010 and into 2011, buoyed by improving economic data and further confirmation from the Fed that monetary policy would remain unchanged for the foreseeable future.
As the economic environment continues to gain momentum, expansion may be approaching.
The U.S. economy appears poised to move into a sustainable expansionary phase, with several key economic indicators trending upward, including gross domestic product (GDP), which grew by an annualized rate of 3.2% in the fourth quarter. Specific to municipals, states continued to focus on their budgets, which have come under great pressure and scrutiny over the past few years. As the economy has recovered, many state revenues have begun to stabilize, with some even improving, helping to alleviate some of the concerns around state finances. However, other parts of the economy remained below the levels needed to accelerate economic growth. Among the data being most closely monitored by policymakers were the rates of inflation and of unemployment. The regulatory environment has continued to evolve, and monetary policy seems unlikely to shift before the second half of 2011. In light of the varying credit risks, we continue to remain cautiously optimistic—just as we were throughout 2010—but with even more of a focus on maintaining liquidity in a tighter regulatory environment and a potentially rising-interest-rate environment.
Thank you for choosing Wells Fargo Advantage Funds®. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222, 24 hours a day, 7 days a week. You may also visit our website at www.wellsfargo.com/advantagefunds.
In light of the varying credit risks, we continue to remain cautiously optimistic—just as we were throughout 2010—but with even more of a focus on maintaining liquidity in a tighter regulatory environment and a potentially rising-interest-rate environment.
Sincerely,
Karla M. Rabusch
President
Wells Fargo Advantage Funds

4 Wells Fargo Advantage Money Market Funds	Money Market Overview
Money Market Overview
This portfolio manager commentary for the Wells Fargo Advantage Money Market Funds covers the fiscal year ended January 31, 2011.
Overview
This period was one of significant regulatory change in the wake of the financial crisis that began in 2007, and money market funds were one focus of these changes. In late January 2010, the Securities and Exchange Commission adopted amendments to Rule 2a-7 of the Investment Company Act, which governs the operations of money market funds. Effective May 5, 2010, the rule changes were designed to “increase the resilience of these funds to economic stresses and reduce the risks of runs on the funds,” as well as to “improve liquidity, increase credit quality, and shorten maturity limits.” The changes were also intended to enhance disclosures to fund shareholders.
The combination of new requirements for minimum liquidity positions and shorter weighted average maturities; a new weighted average final maturity restriction; and a requirement that funds be periodically tested for their ability to withstand stressful scenarios reinforced conservative investing practices across the broader industry. Since our security selection and portfolio management practices have long emphasized conservative investment choices, we found that little change was needed in our day-to-day investing practices.
Prime money market funds
The period began on a relatively calm note, with money market rates at record post-war lows. The target for the federal funds rate remained at 0% to 0.25%, where it has been set since December 2008. On February 28, 2010, yields on 30-day dealer-placed commercial paper were below 0.20%, while the three-month London Interbank Offered Rate (LIBOR) stood at 0.25%. The LIBOR yield curve was positively sloped, with the six-month rate at 0.39% and the 12-month rate at 0.83%. There were certainly changes afoot on the regulatory front, as money fund managers contemplated not only the recently adopted amendments to Rule 2a-7, but also potential changes to bank regulation worldwide and financial reforms being discussed by the U.S. Congress. Still, it was generally felt that the credit environment was improving, and rates and yield spreads reflected this sentiment. In the background, however, events were beginning to take shape that would once again shake the money markets.
In January 2010, Greece announced a stability program aimed at reducing its budget deficit from 12.7% of GDP in 2009 to 2.8% in 2012. As the various groups affected by the stability program resisted, potential buyers of Greece’s debt backed away, and the potential for a default increased. By April, eurozone leaders had agreed to a joint support package with the International Monetary Fund, but political considerations cast the plan into uncertainty. The downgrade of Greek sovereign debt to junk status exacerbated the situation.
For money market funds, Greece itself did not pose much of a problem, since few, if any, U.S. money market funds appeared to have direct exposure to Greek sovereign debt; but as with every credit event since 2007, the fear of contagion loomed large. There were questions about which banks may have direct

Money Market Overview	Wells Fargo Advantage Money Market Funds 5
exposure to Greece and whether a similar problem could confront other European nations. All of the nations on Europe’s periphery came under stress, with Ireland finally seeking assistance in November. As credit quality of the peripheral countries came under stress, so did the banks headquartered in those countries. Where once banks benefited from the implied sovereign support, as the credit quality of those countries came to be questioned, association with them became a negative for the banks.
This led to an unexpected surge in the yields paid by European banks and was reflected in the LIBOR settings. While the effective federal funds rate remained anchored below 0.25% for the entire period, by the end of May, three-month LIBOR had climbed to over 0.50%, six-month LIBOR to 0.75%, and the one-year rate reached nearly 1.25%.
By the end of the summer, credit concerns became more focused on specific institutions and countries and, while the fear of contagion was still present, the broader market regained confidence and yields came back down. By the end of August, three-month LIBOR had dropped to below 0.30%. Longer-term money market rates also declined but not as much or as quickly as those on shorter-dated instruments. While investors seemed to regain some confidence, at least some were, like us, reluctant to jump in with both feet.
Implementing a portfolio strategy that emphasizes maintaining both a stable $1.00 net asset value (NAV) and sufficient liquidity to meet shareholder redemptions has meant that our portfolios have tended to be comparatively short maturities and higher in liquidity than many comparable funds. We feel this type of posture also serves our shareholders well in times of uncertainty when it comes to credit quality, as the assets in our funds may not be as exposed to price volatility stemming from credit spread widening. While we selectively added to some longer-dated securities as opportunities presented themselves, especially in the form of adjustable-rate securities, we remain ever mindful that changes in the level of interest rates often occur unexpectedly, as they did this past summer. As bank issuers were pressured by their regulators to obtain longer-term funding, our desire for shorter-dated investments led us to other sectors of the money markets. We found asset-backed commercial paper issuers more accommodative in issuing paper with maturities of one month and less, and that security type comprised a significant portion of our portfolios. Likewise, the one- and seven-day demand features available on municipal variable-rate demand notes made this sector an attractive investment, especially since at these low levels, the yields were competitive with taxable investments on a before-tax basis. As always, we placed a particular emphasis on what we saw as issuers of superior credit quality.
U.S. government money market funds
In a manner similar to the prime money markets, the market for U.S. government-sponsored enterprise (GSE) securities began the period on a relatively calm note. The amount of outstanding supply had leveled off after a precipitous decline during the previous fiscal year. As of February 28, 2010, the yield on three-month GSE discount notes stood at 0.14%, while the yields on six- and 12-month discount notes were 0.21% and 0.39%, respectively.

6 Wells Fargo Advantage Money Market Funds	Money Market Overview
As we approached mid-spring, however, yields on GSE discount notes began to rise, following the general pattern of interest rates. The events that had been unfolding in Europe (see discussion in the “Prime money market funds” section above) drove yields for a multitude of different security types higher. The rise in yields on GSE discount notes was somewhat muted, however, as demand for this security type increased just as the demand for bank paper and commercial paper waned.
As summer approached, yields plummeted in the face of the June quarter-end. The demand for very liquid government securities, including GSE discount notes, increased substantially in mid-June as it seemed investors scrambled to get fully invested prior to June 30. At the same time, broker/dealers were reducing their balance sheets, prompting the supply of suitable securities available for purchase to noticeably decline. Most of the demand was for securities maturing three-months and earlier: after reaching a peak of 0.21% in late May, the yield on three-month discount notes fell to 0.13% by late June.
In July, results of the European stress tests were released, instilling market participants with confidence. With the resurgence in market confidence, investors who had been favoring securities with shorter tenures began to extend further out on the maturity spectrum, taking advantage of a positively sloped yield curve. As a result, yield curves flattened, with the spread in yield between three-month and 12-month discount notes narrowing from 0.33% to 0.15% by month-end.
The remainder of the period was relatively benign, with some volatility created by events in the U.S. Treasury bill (T-bill) market that will be discussed in the following section. Those events were not enough to create meaningful differences in the shape of the GSE discount note curve or the absolute level of yields.
Our portfolio strategy continues to emphasize maintaining both a stable $1.00 NAV and adequate liquidity to meet shareholder redemptions. To achieve these goals, we have maintained a shorter weighted average maturity and higher degree of liquidity than most of our peers.
U.S. Treasury funds
The beginning of the period was characterized by increasing supply. In February 2010, Congress voted to increase the debt ceiling limit, which allowed the reintroduction of the Supplementary Financing Program (SFP). Under the SFP, the U.S. Treasury issues T-bills, and the proceeds are invested at the Treasury’s account at the Federal Reserve; this, in turn, reduces the amount of excess reserves in the banking system. The increase in supply, coupled with an overall increase in general market interest rates, drove T-bill yields higher into May. The yield on three-month T-bills, which was as low as 0.03% in January 2010, was 0.16% by early May.
The developments in European peripheral countries (discussed in the “Prime money market funds” section above) had a substantial impact in the T-bill market during the late spring and early summer. Concerns over Europe prompted a flight to quality by investors into Treasury securities, especially further out on the yield curve. Demand for T-bills maturing in one-year was noticeably higher. T-bills maturing in the three- to six-month part of the curve were also in demand but not to the same extent, causing the yield curve to flatten.

Money Market Overview	Wells Fargo Advantage Money Market Funds 7
While the situation in Europe seemed to stabilize in mid-summer, volatility remained in the T-bill market as other factors took hold. Growth in the U.S. economy, while positive, remained sluggish, giving rise to the idea that the Federal Reserve would initiate another round of quantitative easing. Dubbed “QE2,” the intent of the initiative was to spur economic growth by keeping interest rates low. In doing so, the Federal Reserve would ultimately reduce the overall supply of Treasury securities in the marketplace by purchasing a set amount at regularly scheduled intervals. These purchases would not include T-bills, but they would keep demand for T-bills high, as the availability of longer-dated Treasury securities would decline. QE2 was officially announced at the November 2–3 meeting of the Federal Open Market Committee (FOMC).
The second factor that ultimately kept yields on T-bills from going higher was the expectation that the SFP would again be substantially reduced due to the impending encroachment of the debt ceiling limit. Talk of this began early in the fourth quarter of 2010 and immediately caused huge demand for T-bills, driving yields lower. While the demand intuitively made sense, it was so pronounced and immediate that yields got too low and sellers emerged, ultimately increasing yields for a time. The U.S. Treasury did, in fact, announce late in January 2011 that the SFP would be reduced to $5 billion from $200 billion.
Similar to the U.S. government funds, we have continued to maintain a shorter weighted average maturity and higher degree of liquidity than most of our peers.
Municipal funds
Over the period, the municipal money market industry experienced a continuation of many of the major themes we saw in 2009. The market continued to contend with a steady reduction in money-fund-eligible paper, especially variable-rate demand notes. The market also continued to face low absolute yields, as the Fed’s commitment to near-zero interest rates for an extended period of time effectively put a ceiling on municipal money market yields. Ultimately, the combination of low municipal money market returns and an increase in investor appetite for risk led to another period of outflows from municipal money market funds into other asset classes.
The lack of supply of eligible securities remained a major factor for municipal money market funds over the period. In particular, the variable-rate demand note market continued to grapple with consolidation in providers of liquidity facilities and letters of credit in the aftermath of the credit crisis. The dearth in supply of these enhancers was exacerbated by continued uncertainty surrounding new regulation in the financial services sector. As the number of credit enhancement providers continued to contract, the fees associated with the credit facilities they provide increased substantially. The combination of higher short-term costs and historically low rates in the long-term markets continued to encourage many issuers to finance outside of money market range. This was evident in the new-issue variable-rate demand note market, where issuance amounted to roughly $23.6 billion in 2010, down 29% from $33.1 billion in 2009. The new-issue activity in 2010 was less than half of the $52 billion per-year average from 2004 to 2007 and

8 Wells Fargo Advantage Money Market Funds	Money Market Overview
was down more than 80% from the 2008 peak. The downward trend in issuance carried over into 2011, where a mere $130 million in new variable-rate demand notes were issued in January, versus $587 million in the first month of 2010.
The lack of short-term supply continued to put downward pressure on yields throughout the period. The scarcity of short-term products had an immediate impact on rates in January 2010, as heavy reinvestment demand led the Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index1 to fall to an all-time low of 0.15% on January 6, 2010. SIFMA would reset in an extremely narrow range for the first few weeks of the year and closed at 0.20% on both January 27, 2010 and February 24, 2010. As the year progressed, the index drifted to a slightly higher yet still narrow range between 0.25% and 0.30%, as diminishing supply was offset by declining asset levels in municipal money market funds. Demand for variable-rate demand notes from crossover investors intensified at mid-year, as the securities were seen as an attractive option to help satisfy the newly adopted SEC Rule 2a-7 daily and liquidity requirements for money market funds. However, a combination of a broader municipal market sell-off, due in part to the expiration of the Build America Bond program and traditional year-end pressures, resulted in the SIFMA index hitting a 12-month high of 0.34% on December 29. Nevertheless, the downward pressure on rates resumed in 2011, as early-month cash inflows helped to push the index down to 0.23% on January 5. Eventually, as initial demand receded, the index finished the month at 0.29%.
As in 2009, the combination of supply constraints and low absolute yields during the period prompted continued outflows from municipal money market funds. Municipal money market assets fell to $388 billion on January 27, 2010, down 2.4% from $398 billion on December 29, 2009, and fell another $8 billion to $380 billion by February 24, 2010. Overall, municipal money market funds experienced a decline in assets of almost $70 billion, or 18%, for the 2010 calendar year. After experiencing heavy cash inflows the first week of 2011, the redemption trend continued, and municipal money market assets fell to $324 billion on January 26, 2011, down $64 billion from the same period in 2010.
In light of our portfolio managers’ expectations that 2011 will, in many ways, mirror the conditions we have seen over the past two years, we feel that it remains prudent to continue focusing on maintaining relatively short weighted average maturities in our portfolios, with an emphasis on high levels of daily and weekly liquidity. Accordingly, we will target our investments on daily and weekly floating-rate and variable-rate demand notes for liquidity purposes. And while supply constraints may continue to be a factor in 2011, we feel that portfolios composed of highly rated, short-term variable-rate demand notes will best allow us to achieve our principal goals of providing liquidity and ensuring price stability in our funds.
Strategic outlook
At the start of the new fiscal year, we believe that the potential for change on a number of fronts remains high. While things have calmed somewhat on the bank credit front, fundamental issues have not fully been resolved, and confidence remains fairly fragile. The money market fund industry has largely adapted to the new requirements of Rule 2a-7, but other significant changes that would affect

Money Market Overview	Wells Fargo Advantage Money Market Funds 9
money funds are being discussed by regulators. Among these are the money market reform options laid out in the October 2010 Report of the President’s Working Group on Financial Markets, which could, if adopted, have far-reaching consequences for money funds. And the effects of more recently adopted regulatory and legislative changes—including not only Rule 2a-7 but also guidelines for bank capital and liquidity standards set out in Basel III, as well as the sweeping changes of the Dodd-Frank Act—remain largely unknown. In the face of these changes, we remain confident that our portfolio strategy, with its focus on capital preservation and portfolio liquidity, will hopefully enable our funds to continue to meet shareholder expectations.

1.	The Securities Industry and Financial Markets Association Municipal Swap Index, produced by Municipal Market Data, is a 7-day high-grade market index comprised of tax-exempt Variable Rate Demand Obligations from Money Market Data’s extensive database.

10 Wells Fargo Advantage Money Market Funds	Performance Highlights (Unaudited)
Wells Fargo Advantage Government Money Market Fund
INVESTMENT OBJECTIVE
The Fund seeks current income, while preserving capital and liquidity.
INVESTMENT ADVISER
Wells Fargo Funds Management, LLC.
SUB-ADVISER
Wells Capital Management Incorporated
PORTFOLIO MANAGERS
David D. Sylvester
Laurie White
FUND INCEPTION
November 16, 1987
WEIGHTED AVERAGE MATURITY2
(AS OF JANUARY 31, 2011)
31 Days
WEIGHTED AVERAGE FINAL MATURITY3
(AS OF JANUARY 31, 2011)
80 Days

1.	Portfolio composition and effective maturity distribution are subject to change and are calculated based on the total investments of the Fund. Effective maturity distribution is based on the weighted average maturity of each security.

2.	Weighted Average Maturity (WAM): WAM calculates an average time to maturity of all of the securities held in the portfolio, weighted by each security’s percentage of net assets. The calculation takes into account the final maturity of a fixed-income security and the interest rate reset date for floating-rate securities held in the portfolio. This is a way to measure a fund’s sensitivity to potential interest rate changes.

3.	Weighted Average Final Maturity (WAFM): WAFM calculates a fund’s average time to maturity for all of the securities held in the portfolio, weighted to their percentage of assets in the fund. In contrast to WAM, the WAFM calculation takes into account the final maturity date for each security held in the portfolio. This is a way to measure a fund’s potential sensitivity to credit spread changes.

Performance Highlights (Unaudited)	Wells Fargo Advantage Money Market Funds 11
Wells Fargo Advantage Government Money Market Fund (continued)
AVERAGE ANNUAL TOTAL RETURN4 (%) (AS OF JANUARY 31, 2011)

						Expense Ratios[5]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	Gross	Net[6]

Class A (WFGXX)	11/08/1999	0.01	0.01	2.08	1.89	0.65%	0.65%
Sweep Class	06/30/2010	0.01	0.01	2.17	2.03	1.00%	1.00%

*	Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY[7]	Class	Sweep
(AS OF JANUARY 31, 2011)	A	Class

7-Day Current Yield	0.01%	0.01%
7-Day Compound Yield	0.01%	0.01%
30-Day Simple Yield	0.01%	0.01%
30-Day Compound Yield	0.01%	0.01%
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available at the Fund’s Web site — www.wellsfargo.com/advantagefunds.
Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.
An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. The U.S. Government guarantee applies to certain of the underlying securities held by the Fund and not to shares of the Fund itself.

4.	Performance shown for the Sweep Class shares prior to its inception reflects the performance of the Service Class shares, and has not been adjusted to reflect the higher expenses applicable to the Sweep Class shares. If these expenses had been adjusted, returns would be lower.

5.	Reflects the expense ratios as stated in the September 1, 2010 prospectuses.

6.	The investment adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain the contractual expense ratio at 0.65% for Class A shares and 1.05% for Sweep Class shares, excluding acquired fund fees and certain other expenses. Without these reductions, the Fund’s returns would have been lower.

7.	The investment adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.23)% and (0.76)% for Class A and Sweep Class, respectively.

12 Wells Fargo Advantage Money Market Funds	Performance Highlights (Unaudited)
Wells Fargo Advantage Money Market Fund
INVESTMENT OBJECTIVE
The Fund seeks current income, while preserving capital and liquidity.
INVESTMENT ADVISER
Wells Fargo Funds Management, LLC.
SUB-ADVISER
Wells Capital Management Incorporated
PORTFOLIO MANAGERS
David D. Sylvester
Laurie White
FUND INCEPTION
July 1, 1992
WEIGHTED AVERAGE MATURITY2
(AS OF JANUARY 31, 2011)
24 Days
WEIGHTED AVERAGE FINAL MATURITY3
(AS OF JANUARY 31, 2011)
49 Days

1.	Portfolio composition and effective maturity distribution are subject to change and are calculated based on the total investments of the Fund. Effective maturity distribution is based on the weighted average maturity of each security.

2.	Weighted Average Maturity (WAM): WAM calculates an average time to maturity of all of the securities held in the portfolio, weighted by each security’s percentage of net assets. The calculation takes into account the final maturity of a fixed-income security and the interest rate reset date for floating-rate securities held in the portfolio. This is a way to measure a fund’s sensitivity to potential interest rate changes.

3.	Weighted Average Final Maturity (WAFM): WAFM calculates a fund’s average time to maturity for all of the securities held in the portfolio, weighted to their percentage of assets in the fund. In contrast to WAM, the WAFM calculation takes into account the final maturity date for each security held in the portfolio. This is a way to measure a fund’s potential sensitivity to credit spread changes.

Performance Highlights (Unaudited)	Wells Fargo Advantage Money Market Funds 13
Wells Fargo Advantage Money Market Fund (continued)
AVERAGE ANNUAL TOTAL RETURN4 (%) (AS OF JANUARY 31, 2011)

						Expense Ratios[5]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	Gross	Net[6]

Class A (STGXX)	07/01/1992	0.01	0.01	2.20	1.92	0.83%	0.70%
Class B**	07/01/1992					1.57%	1.45%
Without Sales Charge		0.01	0.01	1.74	1.45
Including Sales Charge		(4.99)	(4.99)	1.36	1.45
Class C	06/30/2010					1.57%	1.45%
Without Sales Charge		0.01	0.01	1.74	1.37
Including Sales Charge		(0.99)	(0.99)	1.74	1.37
Daily Class	06/30/2010	0.01	0.01	2.20	1.92	1.08%	1.03%
Investor Class (WMMXX)	04/08/2005	0.01	0.01	2.28	1.96	0.85%	0.65%

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FUND YIELD SUMMARY[7]				Daily	Investor
(AS OF JANUARY 31, 2011)	Class A	Class B	Class C	Class	Class

7-Day Current Yield	0.01%	0.01%	0.01%	0.01%	0.01%
7-Day Compound Yield	0.01%	0.01%	0.01%	0.01%	0.01%
30-Day Simple Yield	0.01%	0.01%	0.01%	0.01%	0.01%
30-Day Compound Yield	0.01%	0.01%	0.01%	0.01%	0.01%
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available at the Fund’s Web site — www.wellsfargo.com/advantagefunds.
Class A shares, Daily Class shares and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge. For Class B shares, the maximum contingent deferred sales charge (CSDC) is 5.00%. For Class C shares, the maximum CSDC is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.
An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

4.	Performance shown for the Class C shares prior to its inception reflects the performance of the Class B shares. Class B and Class C shares have the same expenses. Performance shown for the Daily Class shares prior to its inception reflects the performance of the Class A shares, and has not been adjusted to reflect the higher expenses applicable to the Daily Class shares. If these expenses had been adjusted, returns would be lower. Performance shown for the Investor Class shares prior to its inception reflects the performance of the Class A shares, and includes the higher expenses applicable to the Class A shares. If these expenses had not been included, returns would be higher.

5.	Reflects the expense ratios as stated in the July 1, 2010 prospectus for Daily Class and September 1, 2010 prospectuses for Class A, Class B, Class C and Investor Class.

6.	The investment adviser has committed through July 8, 2013 for Daily Class and July 11, 2013 for Class A, Class B, Class C and Investor Class to waive fees and/or reimburse expenses to the extent necessary to maintain the contractual expense ratios shown, excluding acquired fund fees and certain other expenses. Without these reductions, the Fund’s returns would have been lower.

7.	The investment adviser has committed through July 8, 2013 for Daily Class and July 11, 2013 for Class A, Class B, Class C and Investor Class to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.50)%, (1.19)%, (0.70)%, (0.75)% and (0.52)% for Class A, Class B, Class C, Daily Class and Investor Class, respectively.

14 Wells Fargo Advantage Money Market Funds	Performance Highlights (Unaudited)
Wells Fargo Advantage Treasury Plus Money Market Fund
INVESTMENT OBJECTIVE
The Fund seeks current income, while preserving capital and liquidity.
INVESTMENT ADVISER
Wells Fargo Funds Management, LLC.
SUB-ADVISER
Wells Capital Management Incorporated
PORTFOLIO MANAGERS
David D. Sylvester
Laurie White
FUND INCEPTION
October 1, 1985
WEIGHTED AVERAGE MATURITY2
(AS OF JANUARY 31, 2011)
12 Days
WEIGHTED AVERAGE FINAL MATURITY3
(AS OF JANUARY 31, 2011)
12 Days

1.	Portfolio composition and effective maturity distribution are subject to change and are calculated based on the total investments of the Fund. Effective maturity distribution is based on the weighted average maturity of each security.

2.	Weighted Average Maturity (WAM): WAM calculates an average time to maturity of all of the securities held in the portfolio, weighted by each security’s percentage of net assets. The calculation takes into account the final maturity of a fixed-income security and the interest rate reset date for floating-rate securities held in the portfolio. This is a way to measure a fund’s sensitivity to potential interest rate changes.

3.	Weighted Average Final Maturity (WAFM): WAFM calculates a fund’s average time to maturity for all of the securities held in the portfolio, weighted to their percentage of assets in the fund. In contrast to WAM, the WAFM calculation takes into account the final maturity date for each security held in the portfolio. This is a way to measure a fund’s potential sensitivity to credit spread changes.

Performance Highlights (Unaudited)	Wells Fargo Advantage Money Market Funds 15
AVERAGE ANNUAL TOTAL RETURN4 (%) (AS OF JANUARY 31, 2011)

						Expense Ratios[5]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	Gross	Net[6]

Class A (PIVXX)	07/28/2003	0.01	0.01	1.91	1.77	0.65%	0.65%
Sweep Class	06/30/2010	0.01	0.01	1.91	1.81	1.00%	1.00%

*	Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY[7]	Class	Sweep
(AS OF JANUARY 31, 2011)	A	Class

7-Day Current Yield	0.01%	0.01%
7-Day Compound Yield	0.01%	0.01%
30-Day Simple Yield	0.01%	0.01%
30-Day Compound Yield	0.01%	0.01%
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available at the Fund’s Web site — www.wellsfargo.com/advantagefunds.
Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.
An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. The U.S. Government guarantee applies to certain of the underlying securities held by the Fund and not to shares of the Fund itself.

4.	Performance shown for the Sweep Class shares prior to its inception reflects the performance of the Class A shares, and has not been adjusted to include the higher expenses applicable to the Sweep Class shares. If these expenses had been adjusted, returns would be lower. Performance shown for Class A shares prior to its inception reflects the performance of the Service Class shares, and is adjusted to reflect the higher expenses applicable to Class A shares.

5.	Reflects the expense ratios as stated in the September 1, 2010 prospectuses.

6.	The investment adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain the contractual expense ratio at 0.65% for Class A shares and 1.05% for Sweep Class shares, excluding acquired fund fees and certain other expenses. Without these reductions, the Fund’s returns would have been lower.

7.	The investment adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.38)% and (0.80)% for Class A and Sweep Class, respectively.

16 Wells Fargo Advantage Money Market Funds	Performance Highlights (Unaudited)
Wells Fargo Advantage 100% Treasury Money Market Fund
INVESTMENT OBJECTIVE
The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.
INVESTMENT ADVISER
Wells Fargo Funds Management, LLC.
SUB-ADVISER
Wells Capital Management Incorporated
PORTFOLIO MANAGERS
David D. Sylvester
Laurie White
FUND INCEPTION
December 3, 1990
WEIGHTED AVERAGE MATURITY2
(AS OF JANUARY 31, 2011)
55 Days
WEIGHTED AVERAGE FINAL MATURITY3
(AS OF JANUARY 31, 2011)
55 Days

1.	Portfolio composition and effective maturity distribution are subject to change and are calculated based on the total investments of the Fund. Effective maturity distribution is based on the weighted average maturity of each security.

2.	Weighted Average Maturity (WAM): WAM calculates an average time to maturity of all of the securities held in the portfolio, weighted by each security’s percentage of net assets. The calculation takes into account the final maturity of a fixed-income security and the interest rate reset date for floating-rate securities held in the portfolio. This is a way to measure a fund’s sensitivity to potential interest rate changes.

3.	Weighted Average Final Maturity (WAFM): WAFM calculates a fund’s average time to maturity for all of the securities held in the portfolio, weighted to their percentage of assets in the fund. In contrast to WAM, the WAFM calculation takes into account the final maturity date for each security held in the portfolio. This is a way to measure a fund’s potential sensitivity to credit spread changes.

Performance Highlights (Unaudited)	Wells Fargo Advantage Money Market Funds 17
Wells Fargo Advantage 100% Treasury Money Market Fund (continued)
AVERAGE ANNUAL TOTAL RETURN4 (%) (AS OF JANUARY 31, 2011)

						Expense Ratios[5]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	Gross	Net[6]

Class A (WFTXX)	11/08/1999	0.01	0.01	1.81	1.68	0.82%	0.65%
Sweep Class	06/30/2010	0.01	0.01	1.90	1.81	1.17%	1.05%

*	Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY[7]	Class	Sweep
(AS OF JANUARY 31, 2011)	A	Class

7-Day Current Yield	0.01%	0.01%
7-Day Compound Yield	0.01%	0.01%
30-Day Simple Yield	0.01%	0.01%
30-Day Compound Yield	0.01%	0.01%
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available at the Fund’s Web site — www.wellsfargo.com/advantagefunds.
Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.
An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. The U.S. Government guarantee applies to certain of the underlying securities held by the Fund and not to shares of the Fund itself.

4.	Performance shown for the Sweep Class shares prior to its inception reflects the performance of the Service Class shares, and has not been adjusted to reflect the higher expenses applicable to the Sweep Class shares. If these expenses had been adjusted, returns would be lower.

5.	Reflects the expense ratios as stated in the September 1, 2010 prospectuses.

6.	The investment adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain the contractual expense ratios shown, excluding acquired fund fees and certain other expenses. Without these reductions, the Fund’s returns would have been lower.

7.	The investment adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.32)% and (0.99)% for Class A and Sweep Class, respectively.

18 Wells Fargo Advantage Money Market Funds	Fund Expenses (Unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2010 to January 31, 2011.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid	Net Annual
	08-01-2010	01-31-2011	During the Period[1]	Expense Ratio

Wells Fargo Advantage Government Money Market Fund
Class A
Actual	$1,000.00	$1,000.05	$1.11	0.22%
Hypothetical (5% Return before expenses)	$1,000.00	$1,024.10	$1.12	0.22%
Sweep Class
Actual	$1,000.00	$1,000.05	$1.11	0.22%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$1.12	0.22%
Wells Fargo Advantage Money Market Fund
Class A
Actual	$1,000.00	$1,000.05	$1.76	0.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	$1.79	0.35%
Class B
Actual	$1,000.00	$1,000.05	$1.76	0.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	$1.79	0.35%
Class C
Actual	$1,000.00	$1,000.05	$1.76	0.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	$1.79	0.35%
Daily Class
Actual	$1,000.00	$1,000.05	$1.76	0.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	$1.79	0.35%
Investor Class
Actual	$1,000.00	$1,000.05	$1.76	0.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	$1.79	0.35%

Fund Expenses (Unaudited)	Wells Fargo Advantage Money Market Funds 19

	Beginning	Ending
	Account Value	Account Value	Expenses Paid	Net Annual
	08-01-2010	01-31-2011	During the Period[1]	Expense Ratio

Wells Fargo Advantage Treasury Plus Money Market Fund
Class A
Actual	$1,000.00	$1,000.05	$0.96	0.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	$0.97	0.19%
Sweep Class
Actual	$1,000.00	$1,000.05	$0.96	0.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	$0.97	0.19%
Wells Fargo Advantage 100% Treasury Money Market Fund
Class A
Actual	$1,000.00	$1,000.08	$0.71	0.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.71	0.14%
Sweep Class
Actual	$1,000.00	$1,000.08	$0.71	0.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.71	0.14%

1.	Expenses paid is equal to each class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period.)

20 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
GOVERNMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Commercial Paper: 5.00%

Asset-Backed Commercial Paper: 5.00%
$50,000,000	Straight-A Funding LLC^††	0.00%	02/01/2011	$50,000,000
45,000,000	Straight-A Funding LLC^††	0.13	02/02/2011	44,999,675
100,000,000	Straight-A Funding LLC^††	0.19	02/04/2011	99,997,916
117,084,000	Straight-A Funding LLC^††	0.21	02/07/2011	117,079,122
50,000,000	Straight-A Funding LLC^††	0.22	02/08/2011	49,997,569
50,000,000	Straight-A Funding LLC^††	0.23	02/10/2011	49,996,875
65,000,000	Straight-A Funding LLC^††	0.23	02/11/2011	64,995,486
50,000,000	Straight-A Funding LLC^††	0.24	03/01/2011	49,990,278
35,000,000	Straight-A Funding LLC^††	0.24	03/03/2011	34,992,708
190,000,000	Straight-A Funding LLC^††	0.24	03/04/2011	189,959,097
115,000,000	Straight-A Funding LLC^††	0.24	03/08/2011	114,972,049
115,000,000	Straight-A Funding LLC^††	0.24	03/10/2011	114,970,452
86,000,000	Straight-A Funding LLC^††	0.24	03/11/2011	85,977,306
25,161,000	Straight-A Funding LLC^††	0.25	04/04/2011	25,150,167
50,000,000	Straight-A Funding LLC^††	0.25	04/07/2011	49,977,431
50,000,000	Straight-A Funding LLC^††	0.25	04/11/2011	49,976,042
50,000,000	Straight-A Funding LLC^††	0.25	04/12/2011	49,975,694
125,000,000	Straight-A Funding LLC^††	0.25	04/14/2011	124,937,500

Total Commercial Paper (Cost $1,367,945,367)				1,367,945,367

Government Agency Debt: 47.17%
8,000,000	FFCB	0.35	02/01/2011	8,000,000
43,000,000	FFCB^	0.10	02/02/2011	42,999,761
37,430,000	FFCB	4.88	02/18/2011	37,510,094
50,120,000	FFCB	3.00	03/03/2011	50,237,667
100,000,000	FFCB^	0.17	03/22/2011	99,976,861
50,000,000	FFCB	0.22	03/22/2011	50,000,000
20,000,000	FFCB^	0.20	04/20/2011	19,991,333
24,628,000	FFCB	2.63	04/21/2011	24,757,334
16,200,000	FFCB	0.35	05/18/2011	16,207,182
50,000,000	FFCB^	0.19	05/25/2011	49,970,181
23,000,000	FFCB^	0.19	05/31/2011	22,985,555
25,000,000	FFCB^	0.19	06/01/2011	24,984,167
25,000,000	FFCB^	0.19	06/02/2011	24,984,035
50,000,000	FFCB	0.18	06/07/2011	49,996,055
100,000,000	FFCB^	0.21	06/13/2011	99,923,000
225,000,000	FFCB	0.18	06/23/2011	224,988,318
40,000,000	FFCB^	0.20	06/27/2011	39,966,744
236,000,000	FFCB	0.17	06/28/2011	235,985,209
100,000,000	FFCB^	0.22	08/09/2011	99,884,500
25,000,000	FFCB^	0.21	08/11/2011	24,972,146
50,000,000	FFCB^	0.21	08/24/2011	49,940,500
200,000,000	FFCB	0.26	10/07/2011	200,028,444
145,000,000	FFCB	0.18	01/25/2012	144,886,973
50,000,000	FFCB	0.27	02/13/2012	50,005,164
26,500,000	FFCB	0.15	02/22/2012	26,469,205
200,000,000	FFCB ±	0.23	03/14/2012	199,965,327
88,525,000	FFCB ±	0.25	08/13/2012	88,483,967
100,000,000	FFCB ±	0.26	09/28/2012	99,983,151
101,600,000	FHLB^	0.17	02/24/2011	101,588,316
253,665,000	FHLB^	0.18	02/25/2011	253,632,575
100,000,000	FHLB^	0.18	03/11/2011	99,981,000
100,000,000	FHLB^	0.19	03/14/2011	99,978,361
50,500,000	FHLB	1.63	03/16/2011	50,588,530

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 21
GOVERNMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Government Agency Debt (continued)
$100,000,000	FHLB^	0.16%	03/18/2011	$99,979,750
65,000,000	FHLB	0.38	03/18/2011	65,013,986
18,000,000	FHLB	0.75	03/18/2011	18,012,241
168,500,000	FHLB^	0.17	04/06/2011	168,449,076
214,762,000	FHLB^	0.17	04/08/2011	214,695,066
250,000,000	FHLB^	0.17	04/13/2011	249,916,180
101,250,000	FHLB	0.70	04/18/2011	101,349,792
150,000,000	FHLB	0.20	04/20/2011	149,992,794
2,800,000	FHLB	0.20	05/02/2011	2,800,000
199,985,000	FHLB	2.63	05/20/2011	201,429,149
250,000,000	FHLB	0.21	05/25/2011	249,984,478
160,000,000	FHLB	0.16	06/07/2011	159,977,512
72,605,000	FHLB	0.67	06/14/2011	72,727,085
100,000,000	FHLB	0.51	06/22/2011	100,112,293
39,000,000	FHLB	0.16	07/15/2011	38,984,365
165,000,000	FHLB	0.17	07/20/2011	164,976,507
150,000,000	FHLB	0.17	07/25/2011	149,974,536
250,000,000	FHLB	0.20	07/25/2011	249,973,564
150,000,000	FHLB	0.17	07/28/2011	149,974,097
83,265,000	FHLB	0.21	08/10/2011	83,256,308
150,000,000	FHLB	0.17	08/12/2011	149,968,189
251,400,000	FHLB	0.27	10/13/2011	251,463,684
150,000,000	FHLB	0.25	11/07/2011	149,953,500
250,000,000	FHLB±	0.18	02/28/2012	249,906,891
31,500,000	FHLB	0.58	06/03/2011	31,545,265
38,700,000	FHLMC	0.15	02/01/2011	38,700,000
76,500,000	FHLMC	3.25	02/25/2011	76,650,505
65,910,000	FHLMC^	0.19	02/28/2011	65,900,114
165,116,000	FHLMC^	0.16	03/07/2011	165,090,269
303,088,000	FHLMC	0.37	03/09/2011	303,114,647
115,828,000	FHLMC	5.63	03/15/2011	116,561,729
174,000,000	FHLMC^	0.20	03/21/2011	173,952,440
250,000,000	FHLMC	1.02	03/30/2011	250,328,315
225,000,000	FHLMC^	0.18	04/04/2011	224,927,237
250,000,000	FHLMC^	0.23	04/05/2011	249,899,375
100,000,000	FHLMC^	0.19	04/06/2011	99,966,222
180,234,000	FHLMC^	0.17	04/11/2011	180,175,274
150,650,000	FHLMC	5.13	04/18/2011	152,216,114
75,000,000	FHLMC^	0.19	05/04/2011	74,963,583
172,500,000	FHLMC	0.20	05/04/2011	172,487,719
46,745,000	FHLMC	3.50	05/05/2011	47,137,724
99,296,000	FHLMC^	0.19	05/09/2011	99,245,166
200,000,000	FHLMC^	0.25	05/24/2011	199,844,444
250,000,000	FHLMC^	0.25	05/26/2011	249,802,083
158,889,000	FHLMC^	0.23	07/05/2011	158,728,774
125,000,000	FHLMC^	0.21	07/13/2011	124,881,875
50,000,000	FHLMC^	0.20	07/18/2011	49,952,451
69,845,000	FHLMC	1.63	07/27/2011	70,321,296
50,000,000	FHLMC	0.23	09/26/2011	49,998,324
23,007,000	FHLMC	0.18	02/02/2012	22,988,407
150,000,000	FHLMC±	0.24	05/11/2012	149,904,489
200,000,000	FNMA^	0.00	02/01/2011	200,000,000
250,000,000	FNMA^	0.11	02/03/2011	249,997,639
250,000,000	FNMA^	0.17	02/14/2011	249,983,750
401,000,000	FNMA	4.50	02/15/2011	401,651,352
100,000,000	FNMA^	0.17	02/16/2011	99,992,500

22 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
GOVERNMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Government Agency Debt (continued)
$200,000,000	FNMA^	0.17%	02/17/2011	$199,984,000
150,000,000	FNMA^	0.19	03/14/2011	149,967,542
285,085,000	FNMA	1.75	03/23/2011	285,678,063
100,000,000	FNMA^	0.16	03/24/2011	99,977,333
249,000,000	FNMA^	0.17	04/01/2011	248,928,585
16,000,000	FNMA	5.13	04/15/2011	16,158,301
15,000,000	FNMA	1.38	04/28/2011	15,041,707
19,598,000	FNMA	6.00	05/15/2011	19,922,810
250,000,000	FNMA	0.16	07/27/2011	249,920,393
150,000,000	FNMA	0.17	08/11/2011	149,960,473
100,000,000	FNMA±	0.29	09/17/2012	99,967,172
150,000,000	FNMA±	0.29	10/18/2012	149,948,021
100,000,000	FNMA±	0.28	11/23/2012	99,945,163
100,000,000	FNMA±	0.26	12/20/2012	99,961,999

Total Government Agency Debt (Cost $12,892,993,342)				12,892,993,342

Other Notes: 4.51%

Corporate Bonds and Notes: 4.51%
50,000,000	American Express Bank FSB	1.25	12/09/2011	50,420,135
84,268,000	Bank of America Corporation	1.12	12/02/2011	84,882,994
46,835,000	Bank of America Corporation±	0.60	04/30/2012	47,042,430
10,000,000	Citibank NA	0.30	07/12/2011	10,002,415
27,772,000	Citibank NA	1.63	03/30/2011	27,834,531
40,395,000	Citibank NA	1.50	07/12/2011	40,624,321
139,046,000	Citibank NA	1.38	08/10/2011	139,862,281
39,970,000	Citibank NA±	0.32	05/07/2012	40,006,281
106,725,000	Citigroup Incorporated	1.38	05/05/2011	107,036,470
47,605,000	Citigroup Incorporated	1.25	06/03/2011	47,768,172
12,315,000	Citigroup Incorporated±	0.60	03/30/2012	12,364,314
21,485,000	Citigroup Incorporated±	0.63	04/30/2012	21,585,031
50,000,000	General Electric Capital Corporation	1.23	12/09/2011	50,418,503
50,000,000	General Electric Capital Corporation±	0.50	03/12/2012	50,136,671
94,837,000	General Electric Capital Corporation	1.80	03/11/2011	94,996,879
65,000,000	General Electric Capital Corporation±	0.37	04/24/2012	65,089,971
14,500,000	General Electric Capital Corporation±	0.24	05/08/2012	14,498,265
100,680,000	Goldman Sachs Group Incoporated	1.63	07/15/2011	101,317,263
146,705,000	Goldman Sachs Group Incoporated	0.54	11/09/2011	147,066,336
25,000,000	JPMorgan Chase & Company±	0.53	06/15/2012	25,094,014
11,800,000	JPMorgan Chase & Company	0.36	02/23/2011	11,801,034
20,000,000	JPMorgan Chase & Company	1.00	04/01/2011	20,008,440
10,000,000	Morgan Stanley±	0.57	02/10/2012	10,033,305
14,247,000	State Street Bank & Trust Company	1.85	03/15/2011	14,274,392

Total Other Notes (Cost $1,234,164,448)				1,234,164,448

Repurchase Agreements(z): 43.32%
275,000,000	Bank of America NA, dated 01/31/2011, maturity value $275,001,681(1)	0.22	02/01/2011	275,000,000
525,000,000	Barclays Capital Incorporated, dated 01/31/2011, maturity value $525,003,063(2)	0.21	02/01/2011	525,000,000
650,000,000	Barclays Capital Incorporated, dated 01/31/2011, maturity value $650,004,153(3)	0.23	02/01/2011	650,000,000
725,000,000	Barclays Capital Incorporated, dated 01/31/2011, maturity value $725,004,431(4)	0.22	02/01/2011	725,000,000
1,080,000,000	BNP Paribas Securities, dated 01/31/2011, maturity value $1,080,006,600(5)	0.22	02/01/2011	1,080,000,000
554,025,000	BNP Paribas Securities, dated 01/31/2011, maturity value $544,028,232(6)	0.21	02/01/2011	554,025,000
100,000,000	Citibank NA, dated 01/31/2011, maturity value $100,000,667(7)	0.24	02/01/2011	100,000,000
780,000,000	Citigroup Global Markets, dated 01/31/2011, maturity value $780,005,200(8)	0.24	02/01/2011	780,000,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 23
GOVERNMENT MONEY MARKET FUND

Principal	Security Name		Interest Rate	Maturity Date	Value
Repurchase Agreements(z) (continued)
$200,000,000	Credit Suisse First Boston Corporation, dated 01/31/2011, maturity value $200,001,222(9)		0.22%	02/01/2011	$200,000,000
250,000,000	Deutsche Bank Securities, dated 01/27/2011, maturity value $250,010,208(10)		0.21	02/03/2011	250,000,000
968,750,000	Deutsche Bank Securities, dated 01/31/2011, maturity value $968,755,920(11)		0.22	02/01/2011	968,750,000
250,000,000	Goldman Sachs & Company, dated 01/25/2011, maturity value $250,010,208(12)		0.21	02/01/2011	250,000,000
250,000,000	Goldman Sachs & Company, dated 01/26/2011, maturity value $250,010,208(13)		0.21	02/02/2011	250,000,000
250,000,000	Goldman Sachs & Company, dated 01/31/2011, maturity value $250,010,694(14)		0.22	02/07/2011	250,000,000
500,000,000	Goldman Sachs & Company, dated 01/31/2011, maturity value $500,003,056(15)		0.22	02/01/2011	500,000,000
750,000,000	JPMorgan Securities, dated 01/31/2011, maturity value $750,004,583(16)		0.22	02/01/2011	750,000,000
500,000,000	Merrill Lynch Pierce Fenner & Smith Incorporated, dated 01/31/2011, maturity value $500,003,611(17)		0.26	02/01/2011	500,000,000
63,100,000	Merrill Lynch Pierce Fenner & Smith Incorporated, dated 01/31/2011, maturity value $63,100,386(18)		0.22	02/01/2011	63,100,000
150,000,000	RBC Capital Markets, dated 01/31/2011, maturity value $150,000,917(19)		0.22	02/01/2011	150,000,000
1,000,000,000	RBS Securities Incorporated, dated 01/31/2011, maturity value $1,000,005,833(20)		0.21	02/01/2011	1,000,000,000
250,000,000	RBS Securities Incorporated, dated 01/28/2011, maturity value $250,009,722(21)		0.20	02/04/2011	250,000,000
660,000,000	RBS Securities Incorporated, dated 01/31/2011, maturity value $660,004,217(22)		0.23	02/01/2011	660,000,000
360,000,000	Societe Generale, dated 01/31/2011, maturity value $360,002,100(23)		0.21	02/01/2011	360,000,000
750,000,000	Societe Generale, dated 01/31/2011, maturity value $750,004,583(24)		0.22	02/01/2011	750,000,000
Total Repurchase Agreements (Cost $11,840,875,000)					11,840,875,000

Total Investments in Securities (Cost $27,335,978,157)*		100.00%			27,335,978,157
Other Assets and Liabilities, Net		0.00			(1,043,273)

Total Net Assets		100.00%			$27,334,934,884

24 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
GOVERNMENT MONEY MARKET FUND

(z)	Collateralized by:

(1)	U.S. government securities, 5.00% to 5.50%, 12/1/2036 to 3/1/2040, market value including accrued interest is $283,250,000.

(2)	U.S. government security, 2.00%, 1/31/2016, market value including accrued interest is $535,500,003.

(3)	U.S. government securities, 1.00% to 2.125%, 3/31/2012 to 12/31/2015, market value including accrued interest is $663,000,100.

(4)	U.S. government securities, 0.00% to 4.125%, 2/18/2011 to 7/15/2029, market value including accrued interest is $739,500,469.

(5)	U.S. government securities, 2.12% to 6.50%, 6/1/2023 to 1/20/2041, market value including accrued interest is $1,112,400,000.

(6)	U.S. government securities, 0.00% to 2.75%, 4/21/2011 to 5/31/2017, market value including accrued interest is $565,105,532.

(7)	U.S. government securities, 3.00% to 12.50%, 2/1/2011 to 11/1/2049, market value including accrued interest is $103,000,000.

(8)	U.S. government securities, 2.06% to 6.50%, 6/1/2018 to 11/1/2047, market value including accrued interest is $803,400,000.

(9)	U.S. government securities, 0.875% to 4.875%, 5/31/2011 to 5/15/2038, market value including accrued interest is $204,000,706.

(10)	U.S. government securities, 0.87% to 7.00%, 7/1/2015 to 1/20/2061, market value including accrued interest is $257,500,000.

(11)	U.S. government securities, 0.00% to 9.50%, 3/1/2011 to 2/1/2048, market value including accrued interest is $997,132,699.

(12)	U.S. government securities, 3.125% to 5.50%, 7/1/2025 to 2/1/2041, market value including accrued interest is $257,500,000.

(13)	U.S. government securities, 3.25% to 6.50%, 1/1/2031 to 1/1/2041, market value including accrued interest is $257,500,000.

(14)	U.S. government securities, 0.00% to 7.50%, 4/1/2025 to 1/1/2041, market value including accrued interest is $257,500,000.

(15)	U.S. government securities, 3.50% to 7.50%, 4/1/2022 to 11/1/2040, market value including accrued interest is $515,000,001.

(16)	U.S. government securities, 4.00% to 6.00%, 2/1/2034 to 2/1/2041, market value including accrued interest is $772,504,565.

(17)	U.S. government securities, 0.50% to 3.875%, 4/15/2011 to 4/15/2029, market value including accrued interest is $510,000,016.

(18)	U.S. government security, 4.00%, 12/1/2040, market value including accrued interest is $64,993,000.

(19)	U.S. government securities, 3.00% to 5.50%, 1/1/2026 to 11/1/2035, market value including accrued interest is $154,500,000.

(20)	U.S. government securities, 0.625% to 3.875%, 4/15/2011 to 2/15/2040, market value including accrued interest is $1,020,000,579.

(21)	U.S. government securities, 3.55% to 5.71%, 10/1/2036 to 7/1/2040, market value including accrued interest is $257,501,270.

(22)	U.S. government securities, 3.00% to 8.00%, 12/1/2012 to 2/1/2041, market value including accrued interest is $679,803,092.

(23)	U.S. government securities, 0.00% to 4.25%, 4/14/2011 to 11/15/2040, market value including accrued interest is $367,200,032.

(24)	U.S. government securities, 2.61% to 5.50%, 2/1/2023 to 12/1/2040, market value including accrued interest is $772,500,000.

^	Zero coupon security. Rate represents yield to maturity.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investments.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 25
MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Government Agency Debt: 0.33%
$29,000,000	FHLMC±	0.18%	02/02/2012	$28,976,594

Total Government Agency Debt (Cost $28,976,594)				28,976,594

Certificates of Deposit: 16.11%
68,000,000	Abbey National Treasury Services±	0.29	02/14/2011	68,000,000
83,000,000	Banco Bilbao Vizcaya Argentaria (London)	0.25	02/01/2011	83,000,000
57,000,000	Banco Del Estado De Chile plc	0.30	02/01/2011	57,000,000
20,000,000	Bank of Montreal	0.25	02/18/2011	20,000,000
38,000,000	Bank of Nova Scotia	0.29	03/08/2011	38,000,000
11,000,000	Bank of Nova Scotia	0.29	03/09/2011	11,000,000
22,000,000	Barclays Bank plc (New York)±	0.58	07/22/2011	22,000,000
22,000,000	Barclays Bank plc (New York)±	0.76	10/24/2011	22,000,000
40,000,000	Barclays Bank plc (New York)±	0.72	01/17/2012	40,000,000
37,000,000	Commerzbank (London)	0.22	02/02/2011	37,000,000
30,000,000	Cooperatieve Centrale Raiffeis	0.30	03/07/2011	30,000,000
50,000,000	Credit Agricole	0.24	02/07/2011	50,000,000
58,000,000	Danske Bank AS (Copenhagen)	0.25	02/01/2011	58,000,000
42,000,000	Deutsche Bank AG (New York)	0.30	03/09/2011	42,000,000
85,000,000	Dexia Credit Local SA	0.35	02/02/2011	85,000,000
14,000,000	DG Bank AG	0.35	02/02/2011	14,000,000
28,000,000	DG Bank AG	0.40	02/16/2011	28,000,000
50,000,000	DG Bank AG	0.40	03/21/2011	50,000,000
19,000,000	HSBC Bank plc	0.25	02/01/2011	19,000,000
34,000,000	ING Bank NV (Amsterdam)	0.22	02/03/2011	34,000,000
91,000,000	KBC Bank of Belgium (Brussels)	0.22	02/01/2011	91,000,000
10,000,000	National Bank of Canada±	0.40	09/21/2011	10,000,000
35,000,000	National Bank of Canada±	0.43	10/07/2011	35,000,000
7,000,000	Natixis Corporation	0.50	02/02/2011	7,000,010
55,000,000	Natixis Corporation	0.25	02/03/2011	55,000,000
19,000,000	Natixis Corporation±	0.59	02/04/2011	19,000,000
35,000,000	Natixis Corporation±	0.50	03/07/2011	35,000,000
60,000,000	Nordea Bank Finland plc	0.29	04/04/2011	60,000,000
23,000,000	Rabobank Nederland NV	0.34	03/31/2011	23,000,000
27,000,000	Rabobank Nederland NV±	0.34	10/21/2011	27,000,000
30,000,000	Rabobank Nederland NV±	0.34	12/06/2011	30,000,000
30,000,000	Rabobank Nederland NV±	0.34	01/10/2012	30,000,000
54,000,000	Royal Bank of Scotland plc±	0.75	04/26/2011	54,000,000
10,000,000	Societe Generale (New York)±	0.36	02/22/2011	10,000,000
5,000,000	Societe Generale (New York)±	1.49	05/05/2011	5,000,000
47,000,000	Societe Generale (New York)±	0.54	08/12/2011	47,000,000
20,000,000	Societe Generale (New York)±	0.37	01/27/2012	20,000,000
4,000,000	Standard Chartered Bank	0.30	02/28/2011	4,000,000
25,000,000	TD Bank Financial Group±	0.26	02/04/2011	25,000,007
25,000,000	Toronto-Dominion Bank±	0.34	01/12/2012	25,000,000

Total Certificates of Deposit (Cost $1,420,000,017)				1,420,000,017

Commercial Paper: 49.96%

Asset-Backed Commercial Paper: 36.67%
8,000,000	Alpine Securitzation††^	0.24	02/18/2011	7,999,056
11,000,000	Amsterdam Funding Corporation††^	0.30	04/04/2011	10,994,316
6,000,000	Amsterdam Funding Corporation††^	0.30	04/08/2011	5,996,700
47,000,000	Antalis US Funding Corporation††^	0.22	02/04/2011	46,998,873
26,000,000	Antalis US Funding Corporation††^	0.28	02/08/2011	25,998,382

26 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Asset-Backed Commercial Paper (continued)
$5,000,000	Arabella Finance LLC††^	0.53%	02/25/2011	$4,998,166
12,000,000	Arabella Finance LLC††^	0.53	02/28/2011	11,995,050
10,000,000	Arabella Finance LLC††^	0.53	03/01/2011	9,995,722
7,000,000	Argento Funding Companies Limited††^	0.16	02/02/2011	6,999,938
23,000,000	Argento Funding Companies Limited††^	0.23	02/03/2011	22,999,569
25,000,000	Argento Funding Companies Limited††^	0.35	02/23/2011	24,994,347
5,000,000	Argento Funding Companies Limited††^	0.36	02/24/2011	4,998,818
9,000,000	Argento Funding Companies Limited††^	0.36	03/01/2011	8,997,410
15,000,000	Argento Funding Companies Limited††^	0.37	04/07/2011	14,989,979
38,000,000	Argento Funding Companies Limited††^	0.32	04/19/2011	37,973,991
10,000,000	Aspen Funding Corporation††^	0.29	02/28/2011	9,997,750
8,000,000	Aspen Funding Corporation††^	0.29	03/16/2011	7,997,133
5,000,000	Aspen Funding Corporation††^	0.31	04/05/2011	4,997,288
6,000,000	Aspen Funding Corporation††^	0.31	04/06/2011	5,996,693
5,000,000	Atlantic Asset Securitization Corporation††^	0.29	03/01/2011	4,998,833
7,000,000	Atlantic Asset Securitization Corporation††^	0.29	03/03/2011	6,998,250
6,000,000	Atlantic Asset Securitization Corporation††^	0.29	03/04/2011	5,998,476
8,000,000	Atlantic Asset Securitization Corporation††^	0.28	03/14/2011	7,997,358
12,000,000	Atlantic Asset Securitization Corporation††^	0.30	04/05/2011	11,993,700
3,000,000	Atlantic Asset Securitization Corporation††^	0.30	04/06/2011	2,998,400
32,954,000	Autobahn Funding Company LLC††^	0.35	04/18/2011	32,929,651
11,000,000	Barton Capital Corporation††^	0.00	02/01/2011	11,000,000
10,000,000	Barton Capital Corporation††^	0.14	02/02/2011	9,999,923
6,000,000	Barton Capital Corporation††^	0.18	02/03/2011	5,999,910
20,000,000	Barton Capital Corporation††^	0.25	02/08/2011	19,998,911
10,000,000	Beethoven Funding Corporation††^	0.21	02/02/2011	9,999,883
31,000,000	Bryant Park Funding LLC††^	0.23	02/10/2011	30,998,063
13,000,000	CAFCO LLC††^	0.29	03/16/2011	12,995,342
7,000,000	CAFCO LLC††^	0.30	04/05/2011	6,996,325
10,000,000	CAFCO LLC††^	0.30	04/13/2011	9,994,083
20,000,000	CAFCO LLC††^	0.30	04/20/2011	19,987,000
21,000,000	Cancara Asset Securitisation LLC††^	0.26	02/08/2011	20,998,775
4,000,000	Cancara Asset Securitisation LLC††^	0.28	02/15/2011	3,999,533
20,000,000	Cancara Asset Securitisation LLC††^	0.29	03/02/2011	19,995,167
9,000,000	Cancara Asset Securitisation LLC††^	0.29	03/03/2011	8,997,750
55,000,000	Cancara Asset Securitisation LLC††^	0.29	03/10/2011	54,983,041
7,000,000	Cancara Asset Securitisation LLC††^	0.28	03/24/2011	6,997,124
20,000,000	Cancara Asset Securitisation LLC††^	0.31	04/13/2011	19,987,772
10,000,000	Cancara Asset Securitisation LLC††^	0.31	04/20/2011	9,993,283
5,000,000	Chariot Funding LLC††^	0.24	02/18/2011	4,999,410
6,000,000	Charta LLC††^	0.00	02/01/2011	6,000,000
69,000,000	Charta LLC††^	0.27	02/15/2011	68,992,218
3,000,000	Charta LLC††^	0.27	02/18/2011	2,999,589
9,000,000	Charta LLC††^	0.29	03/04/2011	8,997,675
9,000,000	Charta LLC††^	0.27	03/08/2011	8,997,550
8,000,000	Charta LLC††^	0.28	03/09/2011	7,997,680
23,000,000	Ciesco LLC††^	0.27	02/15/2011	22,997,406
9,000,000	Compass Securities LLC††^	0.20	02/02/2011	8,999,900
9,000,000	Concord Minutemen Capital Company††^	0.36	02/11/2011	8,999,000
41,000,000	Concord Minutemen Capital Company††^	0.37	02/15/2011	40,993,622
24,000,000	Concord Minutemen Capital Company††^	0.38	02/22/2011	23,994,400
9,000,000	Concord Minutemen Capital Company††^	0.38	02/24/2011	8,997,700
55,000,000	CRC Funding LLC††^	0.26	02/09/2011	54,996,456
19,000,000	CRC Funding LLC††^	0.28	03/04/2011	18,995,255
18,000,000	CRC Funding LLC††^	0.28	03/09/2011	17,994,780
11,000,000	CRC Funding LLC††^	0.29	03/16/2011	10,996,058

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 27
MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Asset-Backed Commercial Paper (continued)
$7,000,000	CRC Funding LLC††^	0.28%	03/23/2011	$6,997,181
12,000,000	CRC Funding LLC††^	0.30	04/04/2011	11,993,800
5,000,000	CRC Funding LLC††^	0.30	04/20/2011	4,996,750
5,000,000	Crown Point Capital Company††^	0.00	02/01/2011	5,000,000
13,000,000	Crown Point Capital Company††^	0.27	02/03/2011	12,999,711
20,000,000	Crown Point Capital Company††^	0.30	02/04/2011	19,999,334
18,000,000	Crown Point Capital Company††^	0.34	02/07/2011	17,998,800
25,000,000	Crown Point Capital Company††^	0.36	02/09/2011	24,997,778
8,000,000	Crown Point Capital Company††^	0.36	02/10/2011	7,999,200
15,000,000	Crown Point Capital Company††^	0.38	02/16/2011	14,997,500
8,000,000	Crown Point Capital Company††^	0.38	02/23/2011	7,998,044
4,000,000	Crown Point Capital Company††^	0.38	02/24/2011	3,998,978
12,000,000	Ebbets Funding LLC††^	0.38	02/04/2011	11,999,500
5,000,000	Ebbets Funding LLC††^	0.44	02/08/2011	4,999,514
10,000,000	Ebbets Funding LLC††^	0.46	02/11/2011	9,998,611
22,500,000	Ebbets Funding LLC††^	0.48	02/22/2011	22,493,438
4,000,000	Falcon Asset Securitization Corporation LLC††^	0.23	02/14/2011	3,999,639
13,000,000	Falcon Asset Securitization Corporation LLC††^	0.23	02/15/2011	12,998,736
13,000,000	Falcon Asset Securitization Corporation LLC††^	0.24	02/18/2011	12,998,465
7,000,000	Gemini Securitization Corporation LLC††^	0.29	03/02/2011	6,998,308
14,000,000	Gemini Securitization Corporation LLC††^	0.27	03/09/2011	13,996,080
4,000,000	Gemini Securitization Corporation LLC††^	0.29	03/10/2011	3,998,767
44,000,000	Gemini Securitization Corporation LLC††^	0.30	04/05/2011	43,976,900
12,000,000	Gemini Securitization Corporation LLC††^	0.30	04/06/2011	11,993,600
16,000,000	Gemini Securitization Corporation LLC††^	0.30	04/07/2011	15,991,333
8,000,000	Govco LLC††^	0.27	02/18/2011	7,998,904
7,000,000	Govco LLC††^	0.29	03/01/2011	6,998,367
2,600,000	Govco LLC††^	0.28	03/04/2011	2,599,351
41,000,000	Govco LLC††^	0.29	03/16/2011	40,985,464
35,000,000	Govco LLC††^	0.33	03/21/2011	34,984,133
30,000,000	Govco LLC††^	0.29	03/23/2011	29,987,500
13,000,000	Govco LLC††^	0.28	03/24/2011	12,994,659
5,000,000	Govco LLC††^	0.30	04/06/2011	4,997,333
18,000,000	Grampian Funding LLC††^	0.16	02/02/2011	17,999,840
19,000,000	Grampian Funding LLC††^	0.21	02/03/2011	18,999,662
50,000,000	Grampian Funding LLC††^	0.27	02/07/2011	49,997,333
13,000,000	Grampian Funding LLC††^	0.28	02/08/2011	12,999,191
9,000,000	Grampian Funding LLC††^	0.32	02/18/2011	8,998,555
21,000,000	Grampian Funding LLC††^	0.31	02/23/2011	20,995,893
40,000,000	Grampian Funding LLC††^	0.36	03/10/2011	39,984,789
11,000,000	Jupiter Securitization Corporation LLC††^	0.23	02/14/2011	10,999,007
11,000,000	Jupiter Securitization Corporation LLC††^	0.23	02/15/2011	10,998,931
33,000,000	Kells Funding LLC††^	0.29	03/18/2011	32,987,625
10,000,000	Kells Funding LLC††^	0.31	03/21/2011	9,995,733
33,000,000	Kells Funding LLC††^	0.32	04/01/2011	32,982,693
22,000,000	Kells Funding LLC††^	0.34	04/15/2011	21,984,832
25,000,000	Kells Funding LLC††^	0.33	04/20/2011	24,982,125
51,000,000	Kells Funding LLC ±††	0.40	11/29/2011	51,000,000
3,000,000	Legacy Capital Company††^	0.36	02/09/2011	2,999,733
9,000,000	Legacy Capital Company††^	0.36	02/10/2011	8,999,100
14,000,000	Legacy Capital Company††^	0.38	02/17/2011	13,997,511
15,000,000	Lexington Parker Capital††^	0.00	02/01/2011	15,000,000
21,000,000	Lexington Parker Capital††^	0.20	02/02/2011	20,999,767
20,000,000	Lexington Parker Capital††^	0.34	02/07/2011	19,998,667
7,000,000	Lexington Parker Capital††^	0.36	02/10/2011	6,999,300
5,000,000	Lexington Parker Capital††^	0.38	02/17/2011	4,999,111

28 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Asset-Backed Commercial Paper (continued)
$5,000,000	Lexington Parker Capital††^	0.38%	02/18/2011	$4,999,056
13,000,000	Lexington Parker Capital††^	0.38	02/23/2011	12,996,822
5,000,000	Liberty Funding LLC††^	0.29	03/04/2011	4,998,708
6,000,000	Liberty Funding LLC††^	0.28	03/14/2011	5,998,018
9,000,000	Liberty Funding LLC††^	0.28	03/24/2011	8,996,303
12,000,000	LMA Americas LLC††^	0.24	02/08/2011	11,999,370
3,000,000	LMA Americas LLC††^	0.26	02/17/2011	2,999,627
3,200,000	LMA Americas LLC††^	0.26	02/18/2011	3,199,592
7,000,000	LMA Americas LLC††^	0.26	02/23/2011	6,998,845
13,000,000	LMA Americas LLC††^	0.30	02/28/2011	12,996,978
15,000,000	LMA Americas LLC††^	0.30	03/15/2011	14,994,575
9,000,000	LMA Americas LLC††^	0.29	03/30/2011	8,995,868
13,000,000	Matchpoint Master Trust††^	0.24	02/11/2011	12,999,061
50,000,000	Matchpoint Master Trust††^	0.28	02/14/2011	49,994,583
35,000,000	Matchpoint Master Trust††^	0.27	02/28/2011	34,992,650
2,000,000	MetLife Short Term Funding LLC††^	0.24	02/07/2011	1,999,907
2,000,000	MetLife Short Term Funding LLC††^	0.30	04/18/2011	1,998,733
6,000,000	MetLife Short Term Funding LLC††^	0.32	05/10/2011	5,994,773
8,000,000	Mont Blanc Capital Corporation††^	0.25	02/08/2011	7,999,549
23,000,000	Mont Blanc Capital Corporation††^	0.28	02/14/2011	22,997,509
10,000,000	Mont Blanc Capital Corporation††^	0.29	03/04/2011	9,997,417
4,000,000	Newport Funding Corporation††^	0.29	02/22/2011	3,999,300
5,000,000	Newport Funding Corporation††^	0.31	04/05/2011	4,997,288
4,000,000	Newport Funding Corporation††^	0.31	04/11/2011	3,997,623
8,000,000	Nieuw Amsterdam Receivables Corporation††^	0.15	02/02/2011	7,999,933
35,000,000	Nieuw Amsterdam Receivables Corporation††^	0.26	02/07/2011	34,998,250
2,000,000	Nieuw Amsterdam Receivables Corporation††^	0.29	03/01/2011	1,999,533
2,000,000	Nieuw Amsterdam Receivables Corporation††^	0.29	03/07/2011	1,999,433
2,000,000	Nieuw Amsterdam Receivables Corporation††^	0.29	04/12/2011	1,998,872
65,000,000	Nieuw Amsterdam Receivables Corporation††^	0.30	04/19/2011	64,958,292
9,000,000	Nieuw Amsterdam Receivables Corporation††^	0.30	04/20/2011	8,994,150
12,000,000	Nieuw Amsterdam Receivables Corporation††^	0.30	04/28/2011	11,991,400
45,000,000	Regency Markets #1 LLC††^	0.19	02/04/2011	44,999,062
25,000,000	Rhein-Main Security Limited††^	0.49	02/15/2011	24,994,944
12,000,000	Rhein-Main Security Limited††^	0.51	04/11/2011	11,988,040
25,000,000	Rhein-Main Security Limited††^	0.51	04/18/2011	24,972,556
16,000,000	Rheingold Securitization††^	0.49	02/16/2011	15,996,533
24,000,000	Rheingold Securitization††^	0.53	04/20/2011	23,971,920
33,000,000	Rheingold Securitization††^	0.52	04/21/2011	32,962,343
7,000,000	Romulus Funding Corporation††^	0.38	02/24/2011	6,998,211
6,000,000	Romulus Funding Corporation††^	0.38	02/25/2011	5,998,400
20,000,000	Royal Park Investments Funding Corporation††^	0.20	02/03/2011	19,999,667
11,000,000	Salisbury Receivables Company LLC††^	0.25	02/23/2011	10,998,252
4,000,000	Salisbury Receivables Company LLC††^	0.29	02/28/2011	3,999,100
3,000,000	Salisbury Receivables Company LLC††^	0.29	03/03/2011	2,999,250
7,000,000	Scaldis Capital LLC††^	0.21	02/03/2011	6,999,879
10,000,000	Scaldis Capital LLC††^	0.28	02/16/2011	9,998,750
10,000,000	Scaldis Capital LLC††^	0.27	02/18/2011	9,998,631
17,000,000	Scaldis Capital LLC††^	0.31	02/23/2011	16,996,676
9,000,000	Scaldis Capital LLC††^	0.29	02/25/2011	8,998,200
40,000,000	Scaldis Capital LLC††^	0.31	03/02/2011	39,989,689
9,000,000	Scaldis Capital LLC††^	0.31	03/09/2011	8,997,120
21,000,000	Scaldis Capital LLC††^	0.31	03/11/2011	20,992,907
18,000,000	Sheffield Receivables Corporation††^	0.29	03/16/2011	17,993,550
11,000,000	Silver Tower US Funding LLC††^	0.00	02/01/2011	11,000,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 29
MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Asset-Backed Commercial Paper (continued)
$14,000,000	Silver Tower US Funding LLC††^	0.33%	02/03/2011	$13,999,611
4,000,000	Silver Tower US Funding LLC††^	0.38	02/04/2011	3,999,833
29,000,000	Solitaire Funding LLC††^	0.26	02/07/2011	28,998,508
25,000,000	Solitaire Funding LLC††^	0.29	02/14/2011	24,997,201
4,000,000	Solitaire Funding LLC††^	0.29	02/15/2011	3,999,518
18,000,000	Solitaire Funding LLC††^	0.30	03/08/2011	17,994,575
15,000,000	Solitaire Funding LLC††^	0.29	03/10/2011	14,995,375
20,000,000	Solitaire Funding LLC††^	0.30	03/11/2011	19,993,456
15,000,000	Solitaire Funding LLC††^	0.31	04/19/2011	14,990,054
12,000,000	Solitaire Funding LLC††^	0.30	04/21/2011	11,992,100
4,600,000	Starbird Funding Corporation††^	0.28	02/23/2011	4,599,185
6,000,000	Starbird Funding Corporation††^	0.28	02/24/2011	5,998,888
11,000,000	Starbird Funding Corporation††^	0.29	03/15/2011	10,996,150
7,000,000	Starbird Funding Corporation††^	0.30	04/07/2011	6,996,208
29,000,000	Starbird Funding Corporation††^	0.30	04/21/2011	28,980,908
84,000,000	Straight-A Funding LLC††^	0.22	02/09/2011	83,995,333
12,000,000	Straight-A Funding LLC††^	0.24	03/02/2011	11,997,583
28,000,000	Straight-A Funding LLC††^	0.24	03/08/2011	27,993,195
5,000,000	Straight-A Funding LLC††^	0.25	04/11/2011	4,997,604
8,000,000	Straight-A Funding LLC††^	0.25	04/12/2011	7,996,111
3,000,000	Sydney Capital Corporation††^	0.39	03/08/2011	2,998,833
1,000,000	Sydney Capital Corporation††^	0.39	03/15/2011	999,533
10,000,000	Sydney Capital Corporation††^	0.39	03/16/2011	9,995,222
3,000,000	Tasman Funding Incorporated††^	0.21	02/03/2011	2,999,948
7,000,000	Tasman Funding Incorporated††^	0.27	02/07/2011	6,999,627
8,000,000	Tasman Funding Incorporated††^	0.29	02/14/2011	7,999,104
2,000,000	Tasman Funding Incorporated††^	0.31	02/23/2011	1,999,609
14,000,000	Tasman Funding Incorporated††^	0.32	03/14/2011	13,994,818
16,000,000	Thames Asset Global Securitization††^	0.21	02/04/2011	15,999,627
20,000,000	Thames Asset Global Securitization††^	0.25	02/09/2011	19,998,756
27,000,000	Thames Asset Global Securitization††^	0.28	03/21/2011	26,989,560
29,000,000	Thames Asset Global Securitization††^	0.30	04/07/2011	28,984,292
8,000,000	Thames Asset Global Securitization††^	0.50	06/07/2011	7,986,000
8,000,000	Ticonderoga Funding LLC††^	0.30	04/07/2011	7,995,667
7,000,000	Ticonderoga Funding LLC††^	0.30	04/13/2011	6,995,858
15,000,000	Versailles Commercial Paper LLC††^	0.39	04/07/2011	14,989,167
21,000,000	Versailles Commercial Paper LLC††^	0.39	04/08/2011	20,984,600
11,000,000	Versailles Commercial Paper LLC††^	0.40	04/15/2011	10,991,078
7,000,000	Windmill Funding Corporation††^	0.30	04/04/2011	6,996,383
7,000,000	Windmill Funding Corporation††^	0.30	04/08/2011	6,996,150

				3,232,900,435

Financial Company Commercial Paper: 10.00%
10,000,000	ANZ National±††	0.40	09/13/2011	10,000,000
36,000,000	ASB Finance Limited±††	0.34	02/01/2011	36,000,000
10,500,000	ASB Finance Limited±††	0.43	04/18/2011	10,500,217
7,000,000	ASB Finance Limited±††	0.42	12/02/2011	7,000,000
7,000,000	ASB Finance Limited±††	0.42	12/05/2011	7,000,000
13,000,000	Axis Bank Limited^	0.66	04/25/2011	12,979,919
40,000,000	BGL BNP Paribas SA^	0.35	03/04/2011	39,987,600
52,000,000	BGL BNP Paribas SA^	0.32	03/15/2011	51,979,980
6,000,000	BNZ International Funding Limited††^	0.31	03/03/2011	5,998,400

30 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Financial Company Commercial Paper (continued)
$32,000,000	BNZ International Funding Limited††^	0.32%	04/06/2011	$31,981,796
10,000,000	BNZ International Funding Limited±††	0.40	09/01/2011	10,000,239
2,000,000	BNZ International Funding Limited±††	0.41	10/07/2011	1,999,996
10,000,000	BNZ International Funding Limited±††	0.42	10/12/2011	10,000,348
10,000,000	BNZ International Funding Limited±††	0.43	01/06/2012	10,000,000
13,000,000	BPCE SA††^	0.29	02/11/2011	12,998,844
40,000,000	BPCE SA††^	0.38	03/15/2011	39,981,800
12,000,000	Commonwealth Bank of Australia††^	0.27	03/07/2011	11,996,827
18,000,000	Danske Corporation††^	0.30	03/07/2011	17,994,730
18,000,000	ICICI Bank Limited^	0.46	03/14/2011	17,990,365
20,000,000	ING US Funding LLC^	0.28	02/16/2011	19,997,500
62,000,000	KFW International Finance††^	0.28	04/06/2011	61,969,138
39,000,000	Mizuho Funding LLC††^	0.00	02/01/2011	39,000,000
13,425,000	Natexis Banques Populaires^	0.00	02/01/2011	13,425,000
23,000,000	Nationwide Building Society††^	0.00	02/01/2011	23,000,000
13,000,000	Nationwide Building Society††^	0.26	02/04/2011	12,999,621
4,000,000	Nationwide Building Society††^	0.34	03/02/2011	3,998,872
12,000,000	Nationwide Building Society††^	0.34	03/21/2011	11,994,400
22,000,000	Nationwide Building Society††^	0.33	03/25/2011	21,989,196
36,000,000	Nationwide Building Society††^	0.34	04/08/2011	35,977,560
6,000,000	PB Financing Incorporated††^	0.56	04/08/2011	5,993,730
12,000,000	PB Financing Incorporated††^	0.56	04/11/2011	11,986,890
30,000,000	RBS Holdings USA Incorporated††^	0.36	02/11/2011	29,996,750
14,000,000	Reckitt Benckiser Group plc††^	0.30	04/21/2011	13,990,783
10,000,000	Societe Generale^	0.37	04/04/2011	9,993,456
21,000,000	Suncorp Group Limited††^	0.39	02/07/2011	20,998,425
29,000,000	Suncorp Group Limited††^	0.47	02/16/2011	28,993,958
10,000,000	Suncorp-Metway Limited††^	0.49	03/08/2011	9,995,139
15,000,000	Suncorp-Metway Limited††^	0.49	03/10/2011	14,992,292
5,000,000	Toyota Financial Services de Puerto Rico Incorporated^	0.31	03/14/2011	4,998,178
2,000,000	Toyota Financial Services de Puerto Rico Incorporated^	0.34	03/30/2011	1,998,892
49,000,000	UBS Finance Delaware LLC^	0.31	03/21/2011	48,979,093
35,600,000	Westpac Securities NZ Limited±††	0.34	02/03/2011	35,599,670
7,000,000	Westpac Securities NZ Limited††^	0.30	04/05/2011	6,996,325
25,000,000	Westpac Securities NZ Limited±††	0.34	08/19/2011	25,000,000
20,000,000	Westpac Securities NZ Limited±††	0.41	10/13/2011	20,000,000

				881,255,929

Other Commercial Paper: 3.29%
14,000,000	Caisse d’Amortissement de la Dette Sociale††^	0.30	04/26/2011	13,990,200
23,000,000	Caisse d’Amortissement de la Dette Sociale††^	0.30	05/04/2011	22,982,367
35,000,000	European Investment Bank^	0.34	03/24/2011	34,982,646
90,000,000	European Investment Bank^	0.34	03/25/2011	89,954,500
8,000,000	Los Angeles CA Department of Airports^	0.24	02/17/2011	7,999,076
29,000,000	Los Angeles CA Department of Airports	0.31	02/08/2011	29,000,000
2,000,000	Louis Dreyfus Corporation^	0.25	02/08/2011	1,999,887
10,000,000	Louis Dreyfus Corporation^	0.26	02/09/2011	9,999,356
2,000,000	Louis Dreyfus Corporation^	0.27	02/14/2011	1,999,791
11,000,000	Louis Dreyfus Corporation^	0.37	02/28/2011	10,996,865
6,000,000	Port of Oakland California^	0.29	03/17/2011	5,997,800
2,000,000	San Joaquin CA Transportation Authority	0.29	03/01/2011	2,000,000
3,000,000	San Jose City CA International Airport	0.29	04/01/2011	3,000,000
16,000,000	San Jose City CA International Airport	0.29	04/07/2011	16,000,000
8,000,000	San Jose City CA International Airport	0.31	04/12/2011	8,000,000
10,000,000	Statens Bostadsfin††^	0.51	03/07/2011	9,995,089

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 31
MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Other Commercial Paper (continued)
$10,000,000	Statens Bostadsfin††^	0.51%	04/04/2011	$9,991,044
11,000,000	Swedish National HFA††^	0.50	03/10/2011	10,994,234
				289,882,855

Total Commercial Paper (Cost $4,404,039,219)				4,404,039,219

Municipal Bonds and Notes: 13.98%

Alabama: 0.62%

Variable Rate Demand Notes: 0.62%
14,000,000	Lower Alabama Gas District Supply Revenue Series A (Utilities Revenue)§	0.38	11/01/2027	14,000,000
41,000,000	Southeast Alabama Gas District Alabama Supply Project Series 2007-A (Utilities Revenue)§	0.30	08/01/2027	41,000,000

				55,000,000

Alaska: 0.14%

Variable Rate Demand Note: 0.14%
12,000,000	Alaska Housing Finance Corporation Series 2002-A (Housing Revenue, AGM GO of Corporation Insured)§	0.33	12/01/2036	12,000,000

California: 3.11%

Other Municipal Debt: 0.15%
9,000,000	San Francisco CA City & County Redevelopment Agency (Miscellaneous Revenue)	0.28	03/01/2011	9,000,000
4,000,000	San Jose CA Redevelopment Agency (Miscellaneous Revenue)	0.29	04/01/2011	4,000,000

				13,000,000

Variable Rate Demand Notes: 2.96%
11,145,000	ABAG Finance Authority for Nonprofit Corporations California MFHR Geneva Pointe Apartments A (Housing Revenue, FNMA Insured)§	0.28	03/15/2037	11,145,000
5,000,000	Bay Area Toll Authority (Transportation Revenue, Bank of America Corporation LOC)§	0.22	04/01/2047	5,000,000
8,320,000	California Educational Facilities Authority (Education Revenue, Bank of America Corporation LOC, NATL-RE Insured)§	0.35	10/01/2043	8,320,000
6,000,000	California GO Series B (Miscellaneous Revenue, JPMorgan Chase & Company LOC)§	0.29	05/01/2040	6,000,000
2,000,000	California HFA Program Series A (Housing Revenue, FNMA LOC)§	0.27	08/01/2036	2,000,000
2,000,000	California HFFA Catholic Healthcare Series C (Housing Revenue, JPMorgan Chase & Company LOC, NATL-RE Insured)§	0.29	07/01/2020	2,000,000
200,000	California HFFA Catholic West Series H (Housing Revenue, Bank of America Corporation LOC)§	0.28	07/01/2035	200,000
21,000,000	California PCFA Pacific Gas & Electric Series B (IDR, JPMorgan Chase & Company LOC)§	0.29	11/01/2026	21,000,000
4,360,000	California PCFA Pacific Gas & Electric Series C (IDR, JPMorgan Chase & Company LOC)§	0.26	11/01/2026	4,360,000
17,115,000	California State DWR Power Supply Revenue Series C 7 (Water & Sewer Revenue)§	0.30	05/01/2022	17,115,000
8,640,000	California State DWR Power Supply Revenue Series C13 (Utilities Revenue, AGM Insured)§	0.30	05/01/2022	8,640,000
4,000,000	California State Floating Series C-2 (GO — State)§	0.29	05/01/2033	4,000,000
7,000,000	California State Series B Subseries B1 (GO — State, Bank of America Corporation LOC)§	0.27	05/01/2040	7,000,000
3,500,000	California Statewide CDA Oakmont Senior Living Series Y (Housing Revenue, FNMA Insured)§	0.29	08/01/2031	3,500,000
3,500,000	California Statewide CDA Pravillions Apartments Series M (Housing Revenue, FNMA Insured)§	0.29	08/15/2034	3,500,000
5,065,000	Camarillo CA Hacienda De Camarillo Project (Housing Revenue, FNMA Insured)§	0.28	10/15/2026	5,065,000
4,000,000	Contra Costa County CA Creekview Apartments Series B (Housing Revenue, FHLMC Insured)§	0.29	07/01/2036	4,000,000
9,990,000	Dexia Credit Local Certificates Trust SA (Miscellaneous Revenue, Dexia Credit Local LOC, FSA Insured)††§	0.32	08/01/2027	9,990,000

32 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$3,000,000	El Dorado CA Irrigation District & El Dorado Water Agency Series A (Water & Sewer Revenue)§	0.29%	03/01/2036	$3,000,000
6,500,000	Los Angeles CA Beverly Park Apartments Series A (Housing Revenue, FHLMC Insured)§	0.25	08/01/2018	6,500,000
500,000	Los Angeles CA Community RDA Academy Village Apartments (Housing Revenue, FHLMC Insured)§	0.26	10/01/2019	500,000
5,000,000	Metropolitan Water District of Southern California Series B (Water & Sewer Revenue)§	0.28	07/01/2027	5,000,000
5,000,000	Metropolitan Water District of Southern California Series B-2 (Water & Sewer Revenue)§	0.38	07/01/2035	5,000,000
12,000,000	Newport Beach CA Hoag Memorial Hospital Series D (Health Revenue, JPMorgan Chase & Company LOC)§	0.27	12/01/2040	12,000,000
21,000,000	Pasadena CA COP Series A (Lease Revenue, Bank of America Corporation LOC)§	0.30	02/01/2035	21,000,000
16,515,000	Riverside CA COP (Lease Revenue)§	0.30	03/01/2037	16,515,000
7,320,000	Riverside CA Series C (Utilities Revenue, Bank of America Corporation LOC)§	0.29	10/01/2035	7,320,000
4,000,000	Sacramento County CA Housing Authority Shadwood Apartments Project Issue A (Housing Revenue, FHLMC Insured)§	0.28	12/01/2022	4,000,000
3,500,000	San Diego CA HFA MFHR Stratton Apartments Project Series A (Housing Revenue, FNMA Insured)§	0.28	01/15/2033	3,500,000
3,500,000	San Diego CA Housing Authority MFHR Hillside Garden Apartments Series B (Housing Revenue, FNMA Insured)§	0.28	01/15/2035	3,500,000
5,000,000	San Francisco CA City & County Airport Commission Series 37-C (Airport Revenue, FSA Insured)§	0.32	05/01/2029	5,000,000
2,000,000	San Francisco CA City & County Finance Corporation CA Moscone Center (Lease Revenue, Bank of America Corporation LOC)§	0.29	04/01/2030	2,000,000
5,000,000	San Francisco CA City & County Redevelopment Agency 3RD Mission C RMKT (Housing Revenue, FNMA Insured)§	0.30	06/15/2034	5,000,000
5,000,000	San Francisco CA City & County Redevelopment Agency Community Facilities District # 4 (Tax Revenue, Bank of America Corporation LOC)§	0.28	08/01/2032	5,000,000
1,800,000	San Leandro CA Carlton Plaza Series A (Housing Revenue, FNMA Insured)§	0.29	09/15/2032	1,800,000
8,000,000	Simi Valley CA Series A (Housing Revenue, FHLMC Insured)§	0.26	07/01/2023	8,000,000
15,000,000	Southern California Public Power Authority Magnolia Power Project Series 2009-1-A (Utilities Revenue, KBC Bank NV LOC)§	0.28	07/01/2036	15,000,000
4,000,000	Tustin CA USD (Tax Revenue)§	0.29	09/01/2050	4,000,000
5,000,000	Whittier CA Whittier College (Education Revenue, Bank of America Corporation LOC)§	0.29	12/01/2038	5,000,000

				261,470,000

Colorado: 1.69%

Variable Rate Demand Notes: 1.69%
4,870,500	Colorado Housing & Finance Authority Class I Series B1 (Housing Revenue, GO of Authority Insured)§	0.33	10/01/2038	4,870,500
3,000,000	Colorado Housing & Finance Authority Class I Series B2 (Housing Revenue)§	0.34	05/01/2038	3,000,000
47,810,000	Colorado Housing & Finance Authority Taxable Multi-Family Project B II (Housing Revenue)§	0.27	05/01/2049	47,810,000
5,000,000	Colorado Housing & Finance Authority Series A2 (Housing Revenue)§	0.34	11/01/2026	5,000,000
5,200,000	Colorado Housing & Finance Authority Series A2 (Housing Revenue)§	0.34	11/01/2027	5,200,000
76,825,000	Denver CO City & County School District Taxable Series A (Lease Revenue, AGM Insured)§	0.45	12/15/2037	76,825,000
6,000,000	Denver CO City & County School District Taxable Series B (Lease Revenue, AGM Insured)§	0.40	12/15/2037	6,000,000

				148,705,500

Connecticut: 0.06%

Variable Rate Demand Note: 0.06%
5,000,000	City of New Britain CT Taxable Pension Series C (Tax Revenue, Bank of America Corporation LOC)§	0.36	02/01/2026	5,000,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 33
MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Delaware: 0.08%

Variable Rate Demand Notes: 0.08%
$4,000,000	Delaware Economic Development Agency Clean Power Project Series 1997-D (Resource Recovery Revenue)§	0.30%	08/01/2029	$4,000,000
3,000,000	Delaware State Economic Development Authority Series B (Resource Recovery Revenue)§	0.30	08/01/2029	3,000,000

				7,000,000

District of Columbia: 0.17%

Other Municipal Debt: 0.05%
4,000,000	District of Columbia Water & Sewer Authority (Miscellaneous Revenue)	0.30	03/29/2011	4,000,000

Variable Rate Demand Notes: 0.12%
1,950,000	District of Columbia Ballpark Series B2 (Miscellaneous Revenue, Bank of America Corporation LOC)§	0.34	02/01/2036	1,950,000
9,000,000	District of Columbia The American University Series A (Miscellaneous Revenue, PNC Bank NA LOC)§	0.26	04/01/2038	9,000,000

				10,950,000

Florida: 0.23%

Variable Rate Demand Note: 0.23%
14,000,000	Hillsborough County FL Capital Improvement Program (Miscellaneous Revenue, FHLMC Insured)	0.30	02/22/2011	14,000,000
6,115,000	Palm Beach County FL Pine Crest Preparatory (Education Revenue, Bank of America Corporation LOC)§	0.34	06/01/2032	6,115,000

				20,115,000

Georgia: 0.05%

Variable Rate Demand Note: 0.05%
4,000,000	Columbus GA Development Authority Taxable Independence Place PFOTER (Housing Revenue, ACA Insured)††§	0.46	10/01/2039	4,000,000

Illinois: 0.18%

Other Municipal Debt: 0.11%
10,000,000	Chicago IL Water System Revenue (Miscellaneous Revenue)	0.40	05/19/2011	10,000,000

Variable Rate Demand Notes: 0.07%
1,000,000	Chicago IL Midway Airport Series A-2 (Airport Revenue, JPMorgan Chase Bank LOC, FHLMC Insured)§	0.29	01/01/2025	1,000,000
2,000,000	Chicago IL Midway Airport Series C (Airport Revenue, Morgan Stanley Bank LOC)§	0.32	01/01/2035	2,000,000
1,000,000	Cook County IL GO Series D-2 (Miscellaneous Revenue)§	0.27	11/01/2030	1,000,000
2,000,000	Chicago IL Wastewater Transmission PFOTER (Water & Sewer Revenue, NATL-RE Insured)††§	0.43	01/01/2030	2,000,000

				6,000,000

Kentucky: 0.06%

Variable Rate Demand Note: 0.06%
5,200,000	Warren County Kentucky IDA (IDR, Bank of America Corporation LOC)††§	0.52	12/01/2018	5,200,000

Louisiana: 0.49%

Variable Rate Demand Notes: 0.49%
16,000,000	East Baton Rouge Parish LA IDR Series A (IDR)§	0.22	08/01/2035	16,000,000
16,000,000	East Baton Rouge Parish LA IDR Series B (Energy Revenue)§	0.22	12/01/2040	16,000,000

34 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$7,000,000	Parish of St. James LA Series A-1 (Energy Revenue)§	0.33%	11/01/2040	$7,000,000
4,000,000	Parish of St. James LA Series B-1 (Energy Revenue)§	0.30	11/01/2040	4,000,000

				43,000,000

Maryland: 0.11%

Variable Rate Demand Notes: 0.11%
3,000,000	Howard County MD Refunding MFHR (Housing Revenue, FNMA Insured)§	0.28	07/15/2033	3,000,000
3,000,000	Maryland CDA Department of Housing & Community Development Series 2007-J (Housing Revenue)§	0.33	09/01/2031	3,000,000
4,000,000	Maryland Community Department Administration Series 2006-G (Housing Revenue, AGM Insured)§	0.32	09/01/2040	4,000,000

				10,000,000

Massachusetts: 0.37%

Other Municipal Debt: 0.08%
7,000,000	Commonwealth of Massachusetts (Miscellaneous Revenue, FHLMC Insured)	0.30	02/07/2011	7,000,000

Variable Rate Demand Notes: 0.29%
3,000,000	Massachusetts State Department of Transportation Metro Highway Systems Contract Assistance Series A-4 (Transportation Revenue, GO of Commonwealth Insured)§	0.23	01/01/2039	3,000,000
4,000,000	Massachusetts State Department of Transportation Metro Highway Systems Contract Assistance Series A-5 (GO — State)§	0.23	01/01/2039	4,000,000
2,385,000	Massachusetts State Development Finance Agency Babson College B (Education Revenue, Citizens Bank LOC, NATL-RE Insured)§	0.27	10/01/2031	2,385,000
1,990,000	Massachusetts HEFA (Education Revenue, Bank of America Corporation LOC)§	0.32	10/01/2034	1,990,000
2,000,000	Massachusetts State Department of Transportation Series A6 (Transportation Revenue)§	0.29	01/01/2029	2,000,000
1,000,000	Massachusetts State HEFA Series N-3 (Health Revenue, JPMorgan Chase Bank LOC)§	0.27	10/01/2048	1,000,000
8,360,000	Massachusetts State HEFA Series N-4 (Health Revenue, JPMorgan Chase Bank LOC)§	0.23	10/01/2049	8,360,000
2,810,000	Massachusetts Water Resources Authority Series E (Water & Sewer Revenue)§	0.28	08/01/2037	2,810,000

				25,545,000

Michigan: 0.14%

Variable Rate Demand Notes: 0.14%
7,000,000	Michigan Higher Education Facilities (Education Revenue, JPMorgan Chase Bank LOC)§	0.28	09/01/2037	7,000,000
3,000,000	Michigan State Housing Development Authority (Housing Revenue, GO of Authority Insured)§	0.30	10/01/2037	3,000,000
2,000,000	Wayne County MI IDA (IDR, Bank of America Corporation LOC)§	0.42	05/01/2020	2,000,000

				12,000,000

Minnesota: 0.05%

Variable Rate Demand Note: 0.05%
4,100,000	Ramsey County MN Housing & Redevelopment MFHR Gateway Apartments LP Series A (Housing Revenue, LaSalle Bank NA LOC)§	0.35	10/01/2038	4,100,000

Mississippi: 0.38%

Variable Rate Demand Notes: 0.38%
7,000,000	Mississippi Business Finance Corporation Chevron USA Incorporated Project Series A (Energy Revenue)§	0.25	12/01/2030	7,000,000
26,385,000	Mississippi State Taxable Nissan Project A (Tax Revenue)§	0.25	11/01/2028	26,383,923

				33,383,923

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 35
MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Missouri: 0.12%

Variable Rate Demand Notes: 0.12%
$3,000,000	Kansas City MO IDA Revenue Ewing Marion Kauffman Foundation (Miscellaneous Revenue)§	0.30%	04/01/2027	$3,000,000
8,000,000	Missouri Development Finance Board Nelson Gallery Foundation (Miscellaneous Revenue)§	0.27	12/01/2037	8,000,000

				11,000,000

Nebraska: 0.06%

Variable Rate Demand Notes: 0.06%
4,960,000	Central Plains NE Nebraska Gas Project #2 Series 2009 (Utilities Revenue)§	0.29	08/01/2039	4,960,000

Nevada: 0.20%

Variable Rate Demand Notes: 0.20%
6,000,000	Clark County NV Industrial Development (Energy Revenue, JPMorgan Chase & Company LOC)§	0.42	03/01/2038	6,000,000
8,000,000	Las Vegas NV Economic Development Andre Agassi Foundation Project (Education Revenue, Bank of America Corporation LOC)††§	0.26	10/01/2035	8,000,000
4,000,000	Las Vegas NV Economic Development Keep Memory Alive Project (Miscellaneous Revenue, PNC Bank NA LOC)§	0.28	05/01/2037	4,000,000

				18,000,000

New Hampshire: 0.08%

Variable Rate Demand Notes: 0.08%
3,000,000	New Hampshire HEFA Dartmouth Hitchcock Obligation Series A (Hospital Revenue, AGM Insured)§	0.34	08/01/2031	3,000,000
4,000,000	New Hampshire HEFA Saint Anselm College (Education Revenue, RBS Citizens NA LOC)§	0.26	06/01/2038	4,000,000

				7,000,000

New Jersey: 0.68%

Variable Rate Demand Notes: 0.68%
5,000,000	New Jersey Economic Development Authority (Energy Revenue, JPMorgan Chase & Company LOC)§	0.27	06/01/2026	5,000,000
6,000,000	New Jersey Economic Development Authority (Energy Revenue, JPMorgan Chase & Company LOC, GO of Authority Insured)§	0.27	06/01/2032	6,000,000
1,000,000	New Jersey Health Care Facilities (Hospital Revenue, Bank of America Corporation LOC)§	0.31	07/01/2041	1,000,000
2,000,000	New Jersey State Housing & Mortgage Finance Agency (Housing Revenue, Bank of America Corporation LOC)§	0.31	05/01/2048	2,000,000
9,460,000	New Jersey State Housing & Mortgage Finance Agency Taxable Series 4 (Housing Revenue, Dexia Credit Local LOC)§	0.47	11/01/2037	9,460,000
13,000,000	New Jersey State Turnpike Authority Series C (Miscellaneous Revenue, JPMorgan Chase & Company LOC)§	0.26	06/15/2032	13,000,000
10,000,000	New Jersey State Turnpike Authority Series D (Transportation Revenue, Societe Generale LOC, NATL-RE FGIC Insured)§	0.30	01/01/2018	10,000,000
13,200,000	Salem County NJ PCFA Atlantic City Electric (Utilities Revenue, JPMorgan Chase & Company LOC)§	0.29	04/15/2014	13,200,000

				59,660,000

36 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
New York: 1.29%

Other Municipal Debt: 0.08%
$3,000,000	New York Metropolitan Transportation Authority (Transportation Revenue)	0.31%	02/01/2011	$3,000,000
4,000,000	New York Metropolitan Transportation Authority (Transportation Revenue)	0.29	04/05/2011	4,000,000

				7,000,000

Variable Rate Demand Notes: 1.21%
5,000,000	Abraham Joshua Hesehal School (Miscellaneous Revenue, TD Bank NA LOC)§	0.27	01/01/2040	5,000,000
2,000,000	City of New York NY Subseries B (GO — Local, TD Bank NA LOC)§	0.25	09/01/2027	2,000,000
12,000,000	City of New York NY Subseries C-4 (GO — Local, Bank of Tokyo-Mitsubishi UFJ LOC)§	0.25	08/01/2020	12,000,000
1,000,000	Forest City NY Resident MGM PFOTER (Miscellaneous Revenue)††§	0.46	07/26/2012	1,000,000
15,000,000	Hampton Roads PPV LLC PFOTER (Miscellaneous Revenue)††§	0.46	06/15/2053	15,000,000
4,000,000	New York City Housing Development Corporation Multi-Family Rent Housing Balton Series A (Housing Revenue, Bank of America Corporation LOC, FHLMC Insured)§	0.27	09/01/2049	4,000,000
3,000,000	New York City Housing Development Corporation Series H-2-A (Housing Revenue)§	0.30	05/01/2013	3,000,000
12,000,000	New York City Municipal Water Finance Authority (Water & Sewer Revenue, GO of Authority Insured)§	0.24	06/15/2038	12,000,000
13,300,000	New York City Transitional Financing Authority Class A (Miscellaneous Revenue, FSA-CR, FGIC & State Aid Withholding Insured)††§	0.30	07/15/2036	13,300,000
2,000,000	New York HFA Victory Housing Project Series 2000-A (Miscellaneous Revenue, FHLMC Insured)§	0.26	11/01/2033	2,000,000
1,000,000	New York Homeowner Mortgage Agency Series 147 (Housing Revenue, AGM Insured)§	0.32	04/01/2037	1,000,000
6,000,000	New York Metropolitan Transportation Authority ROCS RR 11 R-11645 (Transportation Revenue, FSA Insured)††§	0.31	11/15/2025	6,000,000
1,600,000	New York NY City Housing Development Corporation (Housing Revenue, JPMorgan Chase Bank LOC)§	0.28	01/01/2016	1,600,000
5,000,000	New York NY Series J4 (GO - Local)§	0.28	08/01/2025	5,000,000
3,000,000	New York State Housing Finance Agency Series A (Housing Revenue, FHLMC Insured)§	0.25	11/01/2037	3,000,000
10,600,000	New York State Housing Finance Agency Taxable 600 West 42nd-B (Housing Revenue, Bank of New York LOC)§	0.38	11/01/2041	10,600,000
10,400,000	New York State Housing Finance Agency Victory Housing Series 2004-A (Housing Revenue, (FHLMC Insured)§	0.26	11/01/2033	10,400,000

				106,900,000

North Dakota: 0.02%

Variable Rate Demand Note: 0.02%
1,800,000	North Dakota State HFA Series B (Housing Revenue, GO of Agency Insured)§	0.27	07/01/2038	1,800,000

Ohio: 0.48%

Variable Rate Demand Notes: 0.48%
21,255,000	Cleveland-Cuyahoga County OH Port Authority (Health Revenue, JPMorgan Chase & Company LOC)§	0.27	01/01/2037	21,255,000
5,000,000	County of Lake OH Hospital Facilities (Health Revenue, JPMorgan Chase & Company LOC, AGM Insured)§	0.29	08/15/2041	5,000,000
7,304,000	Ohio State HFA Residential Management Taxable Series I (Housing Revenue, GNMA & FNMA Insured)§	0.27	09/01/2039	7,304,000
4,000,000	Ohio State Higher Educational Facility (Health Revenue, JPMorgan Chase & Company LOC)§	0.29	01/15/2035	4,000,000
4,755,000	Parma OH Community General Hospital Series A (Health Revenue, JPMorgan Chase Bank LOC)§	0.26	11/01/2029	4,755,000

				42,314,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 37
MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Oklahoma: 0.04%

Variable Rate Demand Note: 0.04%
$3,700,000	Oklahoma Turnpike Authority (Transportation Revenue)§	0.26%	01/01/2028	$3,700,000

Oregon: 0.03%

Variable Rate Demand Note: 0.03%
3,000,000	Oregon Housing & Community Services Department Series E (Housing Revenue)§	0.30	07/01/2038	3,000,000

Pennsylvania: 0.90%

Variable Rate Demand Notes: 0.90%
4,000,000	Beaver County PA IDA FirstEnergy Nuclear Series B (IDR, Citibank NA LOC)§	0.26	12/01/2035	4,000,000
14,000,000	Doylestown PA Hospital Authority Series B (Health Revenue, PNC Bank NA LOC)§	0.26	07/01/2037	14,000,000
13,000,000	JPMorgan Chase PUTTER/DRIVER Trust (Education Revenue)††§	0.29	06/30/2011	13,000,000
43,000,000	JPMorgan Chase PUTTER/DRIVER Trust Series 3826 (Miscellaneous Revenue)††§	0.28	06/30/2011	43,000,000
5,520,000	Philadelphia PA Authority for Industrial Development (IDR, PNC Bank NA LOC)§	0.24	03/01/2027	5,520,000

				79,520,000

Rhode Island: 0.05%

Variable Rate Demand Note: 0.05%
4,000,000	Rhode Island HEFA (Education Revenue, NATL-RE FGIC Insured)§	0.23	05/01/2035	4,000,000

South Dakota: 0.02%

Variable Rate Demand Note: 0.02%
2,000,000	South Dakota Housing Development Authority (Housing Revenue)§	0.27	05/01/2037	2,000,000

Tennessee: 0.26%

Variable Rate Demand Notes: 0.26%
1,000,000	Metropolitan Government Nashville & Davidson County TN Stewarts Ferry Apartments (IDR, FHLMC Insured)§	0.34	01/01/2034	1,000,000
2,000,000	Metropolitan Government Nashville & Davidson County TN Weatherly Ridge Apartments (Housing Revenue, U.S. Bank NA LOC)§	0.32	12/01/2041	2,000,000
7,000,000	Montgomery County TN Public Building Authority Pooled Financing Revenue Tennessee County Loan Pool (Miscellaneous Revenue, Bank of America Corporation LOC)§	0.30	07/01/2034	7,000,000
3,585,000	Montgomery County TN Tennessee County Loan Pool (Miscellaneous Revenue, Bank of America Corporation LOC, NATL-RE Insured)§	0.30	02/01/2036	3,585,000
9,065,000	Tennessee Municipal Energy Acquisition Corporation (Utilities Revenue)††§	0.34	12/01/2016	9,065,000

				22,650,000

Texas: 1.34%

Variable Rate Demand Notes: 1.34%
3,000,000	Austin TX Airport System Series A (Airport Revenue, State Street Bank & Trust Company LOC, FHLMC Insured)§	0.28	11/15/2017	3,000,000
10,050,000	Bexar County TX Health Facilities (Health Revenue, JPMorgan Chase & Company LOC)§	0.31	12/01/2032	10,050,000
5,000,000	Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series A (Health Revenue, JPMorgan Chase & Company LOC, AGM Insured)§	0.27	06/01/2038	5,000,000
7,000,000	Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series D1 (Hospital Revenue, JPMorgan Chase & Company LOC)§	0.29	06/01/2029	7,000,000
5,000,000	Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series D2 (Miscellaneous Revenue, JPMorgan Chase & Company LOC, GO of Authority Insured)§	0.29	06/01/2029	5,000,000

38 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$1,000,000	Harris County TX Health Facilities Development Corporation (Health Revenue, AGM Insured)§	0.34%	06/01/2027	$1,000,000
4,300,000	Harris County TX Industrial Development Corporation Solid Waste Disposal Deer Park Refining Project Series A (Resource Recovery Revenue)§	0.26	03/01/2023	4,300,000
6,000,000	Houston Texas Utilities System (Water & Sewer Revenue, State Street Bank & Trust Company LOC)§	0.24	05/15/2034	6,000,000
47,000,000	Texas State Tax & Revenue Anticipate Notes PUTTER (Miscellaneous Revenue)††§	0.27	08/31/2011	47,000,000
10,000,000	Midlothian TX Industrial Development Corporation (IDR, UBS AG LOC)§	0.24	08/01/2034	10,000,000
2,000,000	Mission TX Economic Development Corporation (Miscellaneous Revenue, Bank of America Corporation LOC)§	0.34	04/01/2022	2,000,000
6,000,000	North Texas Higher Education Authority (Education Revenue, Bank of America NA LOC, Guaranteed Student Loans Insured)§	0.36	12/01/2035	6,000,000
4,000,000	Port Arthur TX Naval District Environmental Facilities Motiva Enterprises Project Series A (Energy Revenue)§	0.28	11/01/2040	4,000,000
4,480,000	Texas State Taxable Product Development Program Series A (Miscellaneous Revenue)§	0.28	06/01/2045	4,480,000
3,500,000	Tyler TX Health Facilities Development Corporation Mother Frances Hospital Series B (Hospital Revenue, Bank of America Corporation LOC)§	0.35	07/01/2020	3,500,000

				118,330,000

Utah: 0.02%

Variable Rate Demand Note: 0.02%
2,000,000	Utah Transportation Sales Tax Subseries B (Tax Revenue, BNP Paribas LOC)§	0.24	06/15/2036	2,000,000

Vermont: 0.16%

Variable Rate Demand Note: 0.16%
14,000,000	Vermont State Student Assistance Corporation (Education Revenue, Lloyds TSB Bank plc LOC, NATL-RE FGIC Insured)§	0.29	12/15/2040	14,000,000

Virginia: 0.01%

Variable Rate Demand Note: 0.01%
1,000,000	Harrisonburg VA Redevelopment & Housing Authority (Housing Revenue, Bank of America Corporation LOC)§	0.32	05/01/2026	1,000,000

Washington: 0.09%

Variable Rate Demand Notes: 0.09%
2,894,000	King County WA Housing Authority Series A (Housing Revenue, FHLMC Insured)§	0.33	07/01/2035	2,894,000
4,650,000	Washington Housing Finance Commission Whisperwood Apartments Project Series A (Housing Revenue, FNMA Insured)§	0.32	05/15/2035	4,650,000

				7,544,000

Wisconsin: 0.08%

Variable Rate Demand Notes: 0.08%
2,000,000	Wisconsin Housing & Economic Development Authority (Housing Revenue, FNMA LOC, GO of Authority Insured)§	0.36	09/01/2035	2,000,000
5,000,000	Wisconsin State HEFA (Health Revenue, U.S. Bank NA LOC)§	0.26	04/01/2035	5,000,000

				7,000,000

Wyoming: 0.12%

Variable Rate Demand Note: 0.12%
11,000,000	Sweetwater County WY Pacific Corporation Project Series A (Utilities Revenue, Barclays Bank plc LOC)§	0.25	07/01/2015	11,000,000

Total Municipal Bonds and Notes (Cost $1,231,847,423)				1,231,847,423

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 39
MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Other Notes: 8.59%

Corporate Bonds and Notes: 5.42%
$2,858,000	ACTS Retirement Life Communities Incorporated±§	0.25%	11/15/2029	$2,858,000
45,000,000	American Express Bank FSB±	1.24	12/09/2011	45,386,641
45,000,000	Bank of America Corporation±	1.02	12/02/2011	45,298,783
100,000,000	Bank of America Corporation±	1.12	12/02/2011	100,731,019
4,380,000	Baptist Hospital Incorporated±§	0.35	02/01/2040	4,380,000
7,000,000	Bear Stearns & Companies Incorporated±	0.50	08/15/2011	7,005,664
42,375,000	Berkshire Hathaway Incorporated±	0.27	02/10/2011	42,375,059
1,000,000	Citigroup Funding Incorporated±	0.26	11/15/2011	999,492
5,000,000	Countrywide Home Loans Incorporated	4.00	03/22/2011	5,023,687
5,000,000	European Investment Bank	3.25	02/15/2011	5,005,500
10,359,000	GBG LLC††§	0.32	09/01/2027	10,359,000
35,000,000	General Electric Capital Corporation±	1.23	12/09/2011	35,295,733
18,000,000	General Electric Capital Corporation±§	0.50	03/12/2012	18,049,202
2,355,000	Independence Place Fort Campbell Patriots LLC±§	0.44	01/01/2040	2,355,000
20,000,000	ING Bank NV±††	0.81	02/02/2012	20,000,000
3,000,000	JPMorgan Chase & Company±	0.39	05/16/2011	3,000,691
50,000,000	JPMorgan Chase & Company±	1.02	12/02/2011	50,331,679
6,000,000	JPMorgan Chase & Company±§	0.53	06/15/2012	6,022,563
15,430,000	LTF Real Estate LLC††±§	0.35	06/01/2033	15,430,000
2,000,000	Morgan Stanley±	1.15	12/01/2011	2,015,104
34,000,000	PNC Funding Corporation±	0.58	06/22/2011	34,043,637
1,900,000	Seariver Maritime Incorporated±(i)	0.45	10/01/2011	1,900,000
11,000,000	State Street Bank & Trust Company±	0.50	09/15/2011	11,017,442
2,000,000	US Central Federal Credit Union±	0.30	10/19/2011	2,000,473
7,000,000	Westpac Banking Corporation±††	0.44	04/19/2011	7,001,644

				477,886,013

Secured Master Note Agreements: 2.55%
158,500,000	Bank of America Securities LLC±§	0.35	09/09/2034	158,500,000
66,000,000	Lloyds TSB Bank plc±§	0.29	11/01/2011	66,000,000

				224,500,000

Yankee Corporate Bonds and Notes: 0.62%
5,000,000	Eksportfinans ASA±	0.33	09/22/2011	5,000,000
50,000,000	Svenska Handlesbanken AB±††	0.45	07/01/2011	49,997,969

				54,997,969

Total Other Notes (Cost $757,383,982)				757,383,982

Repurchase Agreements(z): 9.12%
53,000,000	Bank of America NA, dated 01/31/2011, maturity value $53,000,324(1)	0.22	02/01/2011	53,000,000
32,000,000	Barclays Capital Incorporated, dated 01/31/2011, maturity value$32,000,187(2)	0.21	02/01/2011	32,000,000
54,000,000	Barclays Capital Incorporated, dated 01/31/2011, maturity value $54,000,330(3)	0.22	02/01/2011	54,000,000
53,000,000	BNP Paribas Securities, dated 01/31/2011, maturity value $53,000,324(4)	0.22	02/01/2011	53,000,000
66,000,000	Citibank NA, dated 01/31/2011, maturity value $66,000,440(5)	0.24	02/01/2011	66,000,000
36,000,000	Credit Suisse First Boston Corporation, dated 01/31/2011, maturity value $36,000,220(6)	0.22	02/01/2011	36,000,000
63,000,000	Deutsche Bank Securities, dated 01/31/2011, maturity value $63,000,455(7)	0.26	02/01/2011	63,000,000
109,000,000	Deutsche Bank Securities, dated 01/31/2011, maturity value $109,000,666(8)	0.22	02/01/2011	109,000,000
20,000,000	Goldman Sachs & Company, dated 01/31/2011, maturity value $20,000,856(9)	0.22	02/07/2011	20,000,000
56,000,000	JPMorgan Securities, dated 01/31/2011, maturity value $56,000,436(10)	0.28	02/01/2011	56,000,000
22,000,000	Merrill Pierce Fenner & Smith Incorporated, dated 01/31/2011, maturity value $22,000,159(11)	0.26	02/01/2011	22,000,000

40 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
MONEY MARKET FUND

Principal	Security Name		Interest Rate	Maturity Date	Value
Repurchase Agreements(z) (continued)
$73,000,000	RBS Securities Incorporated, dated 01/31/2011, maturity value $73,000,426(12)		0.21%	02/01/2011	$73,000,000
49,000,000	RBS Securities Incorporated, dated 01/31/2011, maturity value $49,000,313(13)		0.23	02/01/2011	49,000,000
36,000,000	Societe Generale, dated 01/31/2011, maturity value $36,000,210(14)		0.21	02/01/2011	36,000,000
81,883,378	Societe Generale, dated 01/31/2011, maturity value $81,883,878(15)		0.22	02/01/2011	81,883,378

Total Repurchase Agreements (Cost $803,883,378)					803,883,378

Treasury Debt: 3.15%
64,000,000	US Treasury Bill^		0.14	02/10/2011	63,997,520
64,000,000	US Treasury Bill^		0.16	02/17/2011	63,995,306
64,000,000	US Treasury Bill^		0.16	02/24/2011	63,993,151
86,000,000	US Treasury Bill^		0.18	05/19/2011	85,953,351

Total Treasury Debt (Cost $277,939,328)					277,939,328

Total Investments in Securities (Cost $8,924,069,941)*		101.24%			8,924,069,941
Other Assets and Liabilities, Net		(1.24)			(109,052,362)

Total Net Assets		100.00%			$8,815,017,579

±	Variable rate investments.

‡	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

^	Zero coupon security. Rate represents yield to maturity.

(i)	Illiquid security for which the designation as illiquid is unaudited.

§	These securities are subject to a demand feature which reduces the effective maturity.

(z)	Collateralized by:

(1)	U.S. government securities, 5.00% to 5.50%, 12/1/2036 to 3/1/2040, market value including accrued interest is $54,590,000.

(2)	U.S. government security, 2.00%, 1/31/2016, market value including accrued interest is $32,640,000.

(3)	U.S. government securities, 0.00% to 4.125%, 2/18/2011 to 7/15/2029, market value including accrued interest is $55,080,035.

(4)	U.S. government securities, 2.12% to 6.50%, 6/1/2023 to 1/20/2041, market value including accrued interest is $54,590,000.

(5)	U.S. government securities, 3.00% to 12.50%, 2/1/2011 to 11/1/2049, market value including accrued interest is $67,980,000.

(6)	U.S. government securities, 0.875% to 4.875%, 5/31/2011 to 5/15/2038, market value including accrued interest is $36,720,127.

(7)	Commercial papers, 0.00%, 2/1/2011 to 5/2/2011, market value is $64,260,000.

(8)	U.S. government securities, 0.00% to 9.50%, 3/1/2011 to 2/1/2048, market value including accrued interest is $112,193,511.

(9)	U.S. government securities, 0.00% to 7.50%, 4/1/2025 to 1/1/2041, market value including accrued interest is $20,600,000.

(10)	Commercial papers, 0.00%, 2/1/2011 to 9/12/2011, market value is $57,120,182.

(11)	U.S. government securities, 0.50% to 3.875%, 4/15/2011 to 4/15/2029, market value including accrued interest is $22,440,001.

(12)	U.S. government securities, 0.625% to 3.875%, 4/15/2011 to 2/15/2040, market value including accrued interest is $74,460,042.

(13)	U.S. government securities, 3.00% to 8.00%, 12/1/2012 to 2/1/2041, market value including accrued interest is $50,470,230.

(14)	U.S. government securities, 0.00% to 4.25%, 4/14/2011 to 11/15/2040, market value including accrued interest is $36,720,003.

(15)	U.S. government securities, 2.61% to 5.50%, 2/1/2023 to 12/1/2040, market value including accrued interest is $84,339,880.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 41
TREASURY PLUS MONEY MARKET FUND

Principal	Security Name		Interest Rate	Maturity Date	Value
Treasury Debt: 12.36%
$200,000,000	US Treasury Bill^		0.17%	04/14/2011	$199,932,000
200,000,000	US Treasury Bill^		0.18	05/19/2011	199,893,000
200,000,000	US Treasury Bill^		0.19	05/26/2011	199,878,083
100,000,000	US Treasury Bill^		0.21	06/02/2011	99,927,736
250,000,000	US Treasury Note		0.88	02/28/2011	250,124,731
125,000,000	US Treasury Note		0.88	03/31/2011	125,139,072
120,000,000	US Treasury Note		1.13	06/30/2011	120,455,420

Total Treasury Debt (Cost $1,195,350,042)					1,195,350,042

Repurchase Agreements(z): 87.64%
250,000,000	Barclays Capital Incorporated, dated 01/25/2011, maturity value $250,008,264(1)		0.17	02/01/2011	250,000,000
1,040,000,000	Barclays Capital Incorporated, dated 01/31/2011, maturity value $1,040,006,067(2)		0.21	02/01/2011	1,040,000,000
945,975,000	BNP Paribas Securities Corporation, dated 01/31/2011, maturity value $945,980,518(3)		0.21	02/01/2011	945,975,000
500,000,000	Credit Suisse Securities USA, dated 01/31/2011, maturity value $500,002,917(4)		0.21	02/01/2011	500,000,000
250,000,000	Deutsche Bank Securities, dated 01/26/2011, maturity value $250,008,264(5)		0.17	02/02/2011	250,000,000
500,000,000	Deutsche Bank Securities, dated 01/27/2011, maturity value $500,017,500(6)		0.18	02/03/2011	500,000,000
150,000,000	Deutsche Bank Securities, dated 01/31/2011, maturity value $150,000,875(7)		0.21	02/01/2011	150,000,000
100,000,000	Goldman Sachs & Company, dated 01/31/2011, maturity value $100,000,306(8)		0.11	02/01/2011	100,000,000
500,000,000	Goldman Sachs & Company, dated 01/31/2011, maturity value $500,016,528(9)		0.17	02/07/2011	500,000,000
1,000,000,000	HSBC USA Incorporated, dated 01/31/2011, maturity value $1,000,005,833(10)		0.21	02/01/2011	1,000,000,000
125,000,000	Merrill Lynch Pierce Fenner & Smith Incorporated, dated 01/31/2011, maturity value $125,000,903(11)		0.26	02/01/2011	125,000,000
150,000,000	Morgan Stanley & Company, dated 01/31/2011, maturity value $150,000,833(12)		0.20	02/01/2011	150,000,000
250,000,000	RBS Securities Incorporated, dated 01/28/2011, maturity value $250,008,264(13)		0.17	02/04/2011	250,000,000
250,000,000	RBS Securities Incorporated, dated 01/26/2011, maturity value $250,008,264(14)		0.17	02/02/2011	250,000,000
720,000,000	RBS Securities Incorporated, dated 01/31/2011, maturity value $720,004,200(15)		0.21	02/01/2011	720,000,000
250,000,000	Societe Generale NY, dated 01/28/2011, maturity value $250,008,264(16)		0.17	02/04/2011	250,000,000
250,000,000	Societe Generale NY, dated 01/25/2011, maturity value $250,008,264(17)		0.17	02/01/2011	250,000,000
940,000,000	Societe Generale NY, dated 01/31/2011, maturity value $940,005,483(18)		0.21	02/01/2011	940,000,000
300,000,000	UBS Securities LLC, dated 01/31/2011, maturity value $300,001,750(19)		0.21	02/01/2011	300,000,000

Total Repurchase Agreements (Cost $8,470,975,000)					8,470,975,000

Total Investments in Securities (Cost $9,666,325,042)*		100.00%			9,666,325,042
Other Assets and Liabilities, Net		0.00			(336,439)

Total Net Assets		100.00%			$9,665,988,603

42 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
TREASURY PLUS MONEY MARKET FUND

^	Zero coupon security. Rate represents yield to maturity.

(z)	Collateralized by:
(1)	U.S. government securities, 0.00%, 8/15/2012 to 8/15/2018, market value including accrued interest is $255,000,000.

(2)	U.S. government security, 2.00%, 1/31/2016, market value including accrued interest is $1,060,800,006.

(3)	U.S. government securities, 0.00% to 2.75%, 4/21/2011 to 5/31/2017, market value including accrued interest is $964,894,554.

(4)	U.S. government securities, 4.875% to 6.50%, 5/31/2011 to 11/15/2026, market value including accrued interest is $510,004,698.

(5)	U.S. government securities, 2.75% to 4.625%, 12/31/2011 to 2/15/2019, market value including accrued interest is $255,000,001.

(6)	U.S. government securities, 0.00% to 5.25%, 2/28/2011 to 5/15/2038, market value including accrued interest is $510,000,048.

(7)	U.S. government security, 0.625%, 1/31/2013, market value including accrued interest is $153,000,016.

(8)	U.S. government security, 2.625%, 1/31/2018, market value including accrued interest is $102,000,072.

(9)	U.S. government securities, 0.00%, 3/10/2011 to 3/31/2011, market value is $510,000,034.

(10)	U.S. government securities, 0.00% to 11.25%, 2/15/2011 to 2/15/2040, market value including accrued interest is $1,020,000,130. (11) U.S. government securities, 0.50% to 3.875%, 4/15/2011 to 4/15/2029, market value including accrued interest is $127,500,004.

(12)	U.S. government securities, 0.00% to 3.125%, 1/12/2012 to 5/15/2019, market value including accrued interest is $153,000,084.

(13)	U.S. government securities, 1.625% to 3.00%, 7/15/2012 to 1/15/2015, market value including accrued interest is $255,006,034.

(14)	U.S. government securities, 0.625% to 3.00%, 7/15/2012 to 4/15/2013, market value including accrued interest is $255,002,229.

(15)	U.S. government securities, 0.625% to 3.875%, 4/15/2011 to 2/15/2040, market value including accrued interest is $734,400,417.

(16)	U.S. government securities, 0.00% to 8.875%, 2/17/2011 to 8/15/2040, market value including accrued interest is $255,000,039.

(17)	U.S. government securities, 0.00% to 8.00%, 2/24/2011 to 8/15/2027, market value including accrued interest is $255,000,072.

(18)	U.S. government securities, 0.00% to 4.25%, 4/14/2011 to 11/15/2040, market value including accrued interest is $958,800,083.

(19)	U.S. government securities, 0.375% to 1.375%, 10/15/2012 to 10/31/2012, market value including accrued interest is $306,000,077.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 43
100% TREASURY MONEY MARKET FUND

Principal	Security Name		Interest Rate	Maturity Date	Value
Treasury Debt: 104.84%
$719,010,000	US Treasury Bill^		0.08%	02/03/2011	$719,005,212
804,255,000	US Treasury Bill^		0.12	02/10/2011	804,228,852
571,595,000	US Treasury Bill^		0.13	02/17/2011	571,560,519
670,000,000	US Treasury Bill^		0.13	02/24/2011	669,943,671
650,000,000	US Treasury Bill^		0.14	03/10/2011	649,901,590
640,000,000	US Treasury Bill^		0.14	03/17/2011	639,887,066
675,000,000	US Treasury Bill^		0.14	03/24/2011	674,862,230
700,000,000	US Treasury Bill^		0.14	05/05/2011	699,741,639
600,000,000	US Treasury Bill^		0.15	04/07/2011	599,831,813
505,000,000	US Treasury Bill^		0.15	04/14/2011	504,841,500
570,000,000	US Treasury Bill^		0.16	03/03/2011	569,923,042
650,000,000	US Treasury Bill^		0.16	04/21/2011	649,775,399
550,000,000	US Treasury Bill^		0.16	04/28/2011	549,789,778
50,000,000	US Treasury Bill^		0.17	08/04/2011	49,957,028
580,000,000	US Treasury Bill^		0.18	03/31/2011	579,831,800
80,000,000	US Treasury Bill^		0.18	05/19/2011	79,957,200
80,000,000	US Treasury Bill^		0.18	06/23/2011	79,941,622
80,000,000	US Treasury Bill^		0.18	07/28/2011	79,927,233
80,000,000	US Treasury Bill^		0.19	05/26/2011	79,951,233
90,000,000	US Treasury Bill^		0.19	06/09/2011	89,939,200
70,000,000	US Treasury Bill^		0.19	06/16/2011	69,950,125
60,000,000	US Treasury Bill^		0.19	07/07/2011	59,950,600
90,000,000	US Treasury Bill^		0.21	06/02/2011	89,934,963
130,000,000	US Treasury Bill^		0.23	06/30/2011	129,876,247
100,000,000	US Treasury Note		0.88	02/28/2011	100,050,200
100,000,000	US Treasury Note		0.88	03/31/2011	100,115,959

Total Treasury Debt (Cost $9,892,675,721)					9,892,675,721

Total Investments in Securities (Cost $9,892,675,721)*		104.84%			9,892,675,721
Other Assets and Liabilities, Net		(4.84)			(456,485,192)

Total Net Assets		100.00%			$9,436,190,529

^	Zero coupon security. Rate represents yield to maturity.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
The accompanying notes are an integral part of these financial statements.

44 Wells Fargo Advantage Money Market Funds	Statements of Assets and Liabilities—January 31, 2011

	Government
	Money Market	Money Market
	Fund	Fund

Assets
Investments
In unaffiliated securities, at amortized cost	$15,495,103,157	$8,120,186,563
In repurchase agreements, at amortized cost	11,840,875,000	803,883,378

Total investments, at amortized cost	27,335,978,157	8,924,069,941
Cash	31,216	0
Receivable for investments sold	0	1,685,000
Receivable for Fund shares sold	42,157	1,182,116
Receivable for interest	25,077,907	1,627,716
Receivable from investment adviser	37,738	2,729,692
Prepaid expenses and other assets	111,615	179,097

Total assets	27,361,278,790	8,931,473,562

Liabilities
Distributions payable	181,440	27,349
Payable for investments purchased	20,015,413	107,000,000
Payable for Fund shares redeemed	429,680	2,760,359
Distribution fees payable	38,918	860,511
Due to other related parties	3,163,610	2,613,383
Shareholder servicing fees payable	1,371,610	1,964,310
Accrued expenses and other liabilities	1,143,235	1,230,071

Total liabilities	26,343,906	116,455,983

Total net assets	$27,334,934,884	$8,815,017,579

NET ASSETS CONSIST OF
Paid-in capital	$27,335,293,176	$8,819,948,227
Overdistributed net investment income	(27,043)	(482,582)
Accumulated net realized gains (losses) on investments	(331,249)	(4,448,066)

Total net assets	$27,334,934,884	$8,815,017,579

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets — Class A	$1,078,872,970	$4,908,740,830
Shares outstanding — Class A	1,078,891,451	4,908,941,390
Net asset value per share — Class A	$1.00	$1.00
Net assets — Class B	NA	$542,694,954
Shares outstanding — Class B	NA	542,715,456
Net asset value per share — Class B	NA	$1.00
Net assets — Class C	NA	$19,984,270
Shares outstanding — Class C	NA	19,985,087
Net asset value per share — Class C	NA	$1.00
Net assets — Administrator Class	$547,278,187	NA
Shares outstanding — Administrator Class	547,285,433	NA
Net asset value per share — Administrator Class	$1.00	NA
Net assets — Daily Class	NA	$2,097,990,246
Shares outstanding — Daily Class	NA	2,098,070,456
Net asset value per share — Daily Class	NA	$1.00
Net assets — Institutional Class	$19,760,295,682	NA
Shares outstanding — Institutional Class	19,760,663,465	NA
Net asset value per share — Institutional Class	$1.00	NA
Net assets — Investor Class	NA	$668,893,563
Shares outstanding — Investor Class	NA	668,919,466
Net asset value per share — Investor Class	NA	$1.00
Net assets — Service Class	$5,820,696,642	$576,713,716
Shares outstanding — Service Class	5,820,723,653	576,737,979
Net asset value per share — Service Class	$1.00	$1.00
Net assets — Sweep Class	$127,791,403	NA
Shares outstanding — Sweep Class	127,792,392	NA
Net asset value per share — Sweep Class	$1.00	NA

1.	Each Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities—January 31, 2011	Wells Fargo Advantage Money Market Funds 45

Treasury Plus	100% Treasury
Money Market	Money Market
Fund	Fund

$1,195,350,042	$9,892,675,721
8,470,975,000	0

9,666,325,042	9,892,675,721
14,959	4,268
0	264,425,474
290,495	135,537
1,511,875	669,498
1,015,321	2,116,887
197,925	207,875

9,669,355,617	10,160,235,260

67,190	46,106
0	719,711,454
196,365	687,716
24,807	28,987
1,500,087	1,290,640
914,893	1,795,459
663,672	484,369

3,367,014	724,044,731

$9,665,988,603	$9,436,190,529

$9,668,602,109	$9,436,189,312
(381,312)	(5,010)
(2,232,194)	6,227

$9,665,988,603	$9,436,190,529

$1,906,065,825	$225,499,384
1,906,137,730	225,485,452
$1.00	$1.00
NA	NA
NA	NA
NA	NA
NA	NA
NA	NA
NA	NA
$135,000,921	$662,872,726
135,007,271	662,840,648
$1.00	$1.00
NA	NA
NA	NA
NA	NA
$5,307,358,875	NA
5,307,622,016	NA
$1.00	NA
NA	NA
NA	NA
NA	NA
$2,226,264,127	$8,435,170,365
2,226,346,492	8,434,707,752
$1.00	$1.00
$91,298,855	$112,648,054
91,302,185	112,644,165
$1.00	$1.00

46 Wells Fargo Advantage Money Market Funds	Statements of Operations

	Government Money Market Fund
	Period Ended	Year Ended
	January 31, 2011[1]	February 28, 2010

Investment income
Interest	$56,133,891	$104,269,629

Expenses
Investment advisory fee	24,492,830	33,948,997
Administration fees
Fund level	8,732,781	11,680,578
Class A	1,978,233	2,021,073
Class B	NA	NA
Class C	NA	NA
Administrator Class	575,650	1,117,215
Daily Class	NA	NA
Institutional Class	14,819,580	21,270,659
Investor Class	NA	NA
Service Class	5,291,249	6,389,746
Sweep Class	185,095 [2]	NA
Shareholder servicing fees
Class A	1,935,838	2,248,061
Class B	NA	NA
Class C	NA	NA
Administrator Class	574,956	1,116,151
Daily Class	NA	NA
Investor Class	NA	NA
Service Class	10,996,055	13,311,970
Sweep Class	210,327 [2]	NA
Distribution fees
Class B	NA	NA
Class C	NA	NA
Daily Class	NA	NA
Sweep Class	294,458 [2]	NA
Custody and accounting fees	1,409,196	7,866,175
Professional fees	35,439	45,463
Registration fees	438,345	921,075
Shareholder report expenses	444,076	1,211,505
Trustees’ fees and expenses	10,901	16,578
Temporary guarantee program fees	0	7,029,251
Other fees and expenses	708,698	767,508

Total expenses	73,133,707	110,962,005

Less
Fee waivers and/or expense reimbursements	(23,880,552)	(34,613,797)

Net expenses	49,253,155	76,348,208

Net investment income	6,880,736	27,921,421

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) on unaffiliated securities	(173,048)	43,897
Net increase from payments by affiliate	0	0

Net realized gains (losses) on investments	(173,048)	43,897

Net change in unrealized gains (losses) on investments	0	0

Net realized and unrealized gains (losses) on investments	(173,048)	43,897

Net increase in net assets resulting from operations	$6,707,688	$27,965,318

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Class commenced operations on June 30, 2010.
The accompanying notes are an integral part of these financial statements.

Statements of Operations	Wells Fargo Advantage Money Market Funds 47

Money Market Fund		Treasury Plus Money Market Fund			100% Treasury Money Market Fund
Period Ended	Year Ended	Period Ended		Year Ended	Period Ended		Year Ended
January 31, 2011[1]	February 28, 2010	January 31, 2011[1]		February 28, 2010	January 31, 2011[1]		February 28, 2010

$27,051,543	$50,552,938	$16,564,173		$14,098,334	$11,513,355		$12,397,059

20,211,976	21,549,255	8,508,852		8,158,338	20,914,445		18,591,325

3,473,942	3,701,987	3,816,679		3,761,961	3,586,366		3,233,898
10,521,249	14,043,719	3,714,290		4,425,044	513,027		581,806
1,125,472	1,784,064	NA		NA	NA		NA
28,5672	NA	NA		NA	NA		NA
NA	NA	138,518		128,460	287,922	[2]	NA
2,699,2462	NA	NA		NA	NA		NA
NA	NA	4,143,057		4,191,681	NA		NA
1,668,328	2,232,640	NA		NA	NA		NA
418,6042	NA	1,741,814		934,672	8,730,509		7,888,465
NA	NA	113,715	[2]	NA	33,584	[2]	NA

11,349,527	15,957,225	4,137,678		5,004,989	468,440		598,889
1,272,927	2,024,893	NA		NA	NA		NA
30,3742	NA	NA		NA	NA		NA
NA	NA	137,515		127,506	286,784	[2]	NA
3,067,7532	NA	NA		NA	NA		NA
1,610,039	2,028,791	NA		NA	NA		NA
872,0672	NA	3,620,590		1,942,205	18,130,027		16,370,751
NA	NA	129,213	[2]	NA	38,155	[2]	NA

3,836,836	6,082,035	NA		NA	NA		NA
97,3622	NA	NA		NA	NA		NA
3,067,7532	NA	NA		NA	NA		NA
NA	NA	180,899	[2]	NA	53,418	[2]	NA
506,231	1,882,119	473,790		1,862,826	598,667		1,513,589
22,283	52,718	33,362		40,328	32,561		52,613
165,345	14,793	143,186		49,950	115,470		56,350
560,596	1,020,050	88,170		230,436	130,286		243,528
11,829	16,578	11,780		16,578	13,538		16,578
0	4,073,039	0		491,717	0		473,514
212,057	178,099	163,262		205,080	139,617		206,607

66,830,363	76,642,005	31,296,370		31,571,771	54,072,816		49,827,913

(40,555,139)	(30,264,883)	(15,815,423)		(18,976,361)	(43,343,160)		(38,114,498)

26,275,224	46,377,122	15,480,947		12,595,410	10,729,656		11,713,415

776,319	4,175,816	1,083,226		1,502,924	783,699		683,644

(12,793,292)	(16,059,996)	2		0	402,741		360,468
12,385,000	16,267,085	3,159,000		0	0		0

(408,292)	207,089	3,159,002		0	402,741		360,468

15,379,410	19,484,069	0		0	0		0

14,971,118	19,691,158	3,159,002		0	402,741		360,468

$15,747,437	$23,866,974	$4,242,228		$1,502,924	$1,186,440		$1,044,112

48 Wells Fargo Advantage Money Market Funds	Statements of Changes in Net Assets

	Government Money Market Fund
	Period Ended		Year Ended		Year Ended
	January 31, 2011[1]		February 28, 2010		February 28, 2009

Operations
Net investment income		$6,880,736		$27,921,421		$535,855,183
Net realized gains or losses on investments		(173,048)		43,897		0
Net change in unrealized gains (losses) on investments		0		0		0

Net increase in net assets resulting from operations		6,707,688		27,965,318		535,855,183

Distribution to shareholders from
Net investment income
Class A		(90,131)		(91,755)		(18,051,861)
Class B		NA		NA		NA
Class C		NA		NA		NA
Administrator Class		(57,540)		(315,227)		(22,654,121)
Daily Class		NA		NA		NA
Institutional Class		(6,281,889)		(26,978,458)		(412,700,215)
Investor Class		NA		NA		NA
Service Class		(441,454)		(535,979)		(82,448,985)
Sweep Class		(9,722)[2]		NA		NA
Net realized gains
Class A		(362)		(1,173)		0
Class B		NA		NA		NA
Administrator Class		(185)		(1,273)		0
Institutional Class		(7,100)		(25,269)		0
Investor Class		NA		NA		NA
Service Class		(1,640)		(6,849)		0
Sweep Class		(52)[2]		NA		NA

Total distributions to shareholders		(6,890,075)		(27,955,983)		(535,855,182)

	Shares		Shares		Shares

Capital shares transactions
Proceeds from shares sold
Class A	1,799,814,679	1,799,814,679	372,562,738	372,562,738	497,947,772	497,947,772
Class B	NA	NA	NA	NA	NA	NA
Class C	NA	NA	NA	NA	NA	NA
Administrator Class	7,166,336,947	7,166,336,947	6,962,786,773	6,962,786,773	6,463,393,720	6,463,393,720
Daily Class	NA	NA	NA	NA	NA	NA
Institutional Class	149,069,477,734	149,069,477,734	151,931,715,902	151,931,715,902	194,237,357,815	194,237,357,815
Investor Class	NA	NA	NA	NA	NA	NA
Service Class	35,059,498,304	35,059,498,304	31,167,330,727	31,167,330,727	38,386,241,975	38,386,241,975
Sweep Class	347,512,1122	347,512,1122	NA	NA	NA	NA

		193,442,639,776		190,434,396,140		239,584,941,282

Reinvestment of distributions
Class A	88,954	88,954	91,388	91,388	17,969,720	17,969,720
Class B	NA	NA	NA	NA	NA	NA
Class C	NA	NA	NA	NA	NA	NA
Administrator Class	26,226	26,226	168,503	168,503	12,735,719	12,735,719
Daily Class	NA	NA	NA	NA	NA	NA
Institutional Class	2,809,820	2,809,820	13,377,226	13,377,226	216,904,092	216,904,092
Investor Class	NA	NA	NA	NA	NA	NA
Service Class	36,315	36,315	65,367	65,367	12,105,979	12,105,979
Sweep Class	9,7742	9,7742	NA	NA	NA	NA

		2,971,089		13,702,484		259,715,510

Please see footnotes on page 54.
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Money Market Funds 49

Money Market Fund
Period Ended			Year Ended		Year Ended
January 31, 2011[1]			February 28, 2010		February 28, 2009

		$776,319		$4,175,816		$211,125,254
		(408,292)		207,089		(1,094,544)
		15,379,410		19,484,069		(25,758,290)

		15,747,437		23,866,974		184,272,420

		(467,318)		(3,393,805)		(180,061,437)
		(50,035)		(80,042)		(14,396,055)
		(1,645)[2]		NA		NA
		NA		NA		NA
		(152,204)[2]		NA		NA
		NA		NA		NA
		(63,394)		(701,288)		(16,667,762)
		(41,723)[2]		NA		NA
		NA		NA		NA

		0		0		(268,106)
		0		0		(37,205)
		NA		NA		NA
		NA		NA		NA
		0		0		(26,372)
		0 [2]		NA		NA
		NA		NA		NA

		(776,319)		(4,175,135)		(211,456,937)

Shares			Shares		Shares

3,802,546,469		3,802,546,469	2,932,633,470	2,932,633,470	5,746,863,613	5,746,864,409
824,615,875		824,615,875	928,457,413	928,457,413	1,410,480,981	1,410,480,981
5,009,393	[2]	5,009,393 [2]	NA	NA	NA	NA
NA		NA	NA	NA	NA	NA
8,494,124,953	[2]	8,494,124,953 [2]	NA	NA	NA	NA
NA		NA	NA	NA	NA	NA
288,916,090		288,916,090	380,245,373	380,245,373	730,678,181	730,678,302
1,504,488,495	[2]	1,504,488,495 [2]	NA	NA	NA	NA
NA		NA	NA	NA	NA	NA

		14,919,701,275		4,241,336,256		7,888,023,692

465,402		465,402	3,413,309	3,413,309	179,764,099	179,764,099
50,825		50,825	81,382	81,382	14,595,735	14,595,735
1,135	[2]	1,135 [2]	NA	NA	NA	NA
NA		NA	NA	NA	NA	NA
87,251	[2]	87,251 [2]	NA	NA	NA	NA
NA		NA	NA	NA	NA	NA
51,978		51,978	684,872	684,872	16,390,150	16,390,150
2,075	[2]	2,075 [2]	NA	NA	NA	NA
NA		NA	NA	NA	NA	NA

		658,666		4,179,563		210,749,984

50 Wells Fargo Advantage Money Market Funds	Statements of Changes in Net Assets

	Government Money Market Fund
	Period Ended		Year Ended		Year Ended
	January 31, 2011[1]		February 28, 2010		February 28, 2009
	Shares		Shares		Shares
Capital shares transactions (continued)
Payment for shares redeemed
Class A	(2,006,438,358)	$(2,006,438,358)	(697,095,949)	$(697,095,949)	(1,335,660,176)	$(1,335,660,176)
Class B	NA	NA	NA	NA	NA	NA
Class C	NA	NA	NA	NA	NA	NA
Administrator Class	(7,407,543,227)	(7,407,543,227)	(7,954,771,554)	(7,954,771,554)	(6,640,270,464)	(6,640,270,464)
Daily Class	NA	NA	NA	NA	NA	NA
Institutional Class	(151,297,225,953)	(151,297,225,953)	(173,677,551,165)	(173,677,551,165)	(175,325,662,671)	(175,325,662,671)
Investor Class	NA	NA	NA	NA	NA	NA
Service Class	(33,933,581,717)	(33,933,581,717)	(32,914,867,678)	(32,914,867,678)	(38,405,597,921)	(38,405,597,921)
Sweep Class	(389,336,456)[2]	(389,336,456)[2]	NA	NA	NA	NA

		(195,034,125,711)		(215,244,286,346)		(221,707,191,232)

Net asset value of shares issued in acquisition
Class A	507,981,859	507,924,424	0	0	0	0
Class B	NA	NA	NA	NA	NA	NA
Class C	NA	NA	NA	NA	NA	NA
Daily Class	NA	NA	NA	NA	NA	NA
Institutional Class	1,324,050,351	1,323,902,436	0	0	0	0
Service Class	99,516,216	99,469,544	0	0	0	0
Sweep Class	169,606,962	169,618,707	NA	NA	NA	NA

		2,100,915,111		0		0

Net increase (decrease) in net assets resulting from capital share transactions		512,400,265		(24,796,187,722)		18,137,465,560

Total increase (decrease) in net assets		512,217,878		(24,796,178,387)		18,137,465,561

Net assets
Beginning of period		26,822,717,006		51,618,895,393		33,481,429,832

End of period		$27,334,934,884		$26,822,717,006		$51,618,895,393

Undistributed (overdistributed) net investment income		$(27,043)		$31,023		$31,021

Please see footnotes on page 54.
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Money Market Funds 51

Money Market Fund
Period Ended		Year Ended		Year Ended
January 31, 2011[1]		February 28, 2010		February 28, 2009
Shares		Shares		Shares

(4,972,609,447)	$(4,972,609,447)	(6,635,071,816)	$(6,635,071,816)	(8,662,476,403)	$(8,662,476,403)
(953,063,137)	(953,063,137)	(1,537,359,752)	(1,537,359,752)	(1,625,498,081)	(1,625,498,081)
(13,078,915)[2]	(13,078,915)[2]	NA	NA	NA	NA
NA	NA	NA	NA	NA	NA
(8,686,289,762)[2]	(8,686,289,762)[2]	NA	NA	NA	NA
NA	NA	NA	NA	NA	NA
(353,707,978)	(353,707,978)	(568,956,833)	(568,956,833)	(752,782,926)	(752,782,926)
(1,477,823,038)[2]	(1,477,823,038)[2]	NA	NA	NA	NA
NA	NA	NA	NA	NA	NA

	(16,456,572,277)		(8,741,388,401)		(11,040,757,410)

847,570,175	847,772,251	0	0	0	0
41,175,793	41,185,718	0	0	0	0
28,053,474	28,057,477	NA	NA	NA	NA
2,290,148,014	2,290,021,972	NA	NA	NA	NA
NA	NA	NA	NA	NA	NA
550,070,447	550,243,434	NA	NA	NA	NA
NA	NA	NA	NA	NA	NA

	3,757,280,852		0		0

	2,221,068,516		(4,495,872,582)		(2,941,983,734)

	2,236,039,634		(4,476,180,743)		(2,969,168,251)

	6,578,977,945		11,055,158,688		14,024,326,939

	$8,815,017,579		$6,578,977,945		$11,055,158,688

	$(482,582)		$680		$(1)

52 Wells Fargo Advantage Money Market Funds	Statements of Changes in Net Assets

	Treasury Plus Money Market Fund
	Period Ended			Year Ended		Year Ended
	January 31, 2011[1]			February 28, 2010		February 28, 2009

Operations
Net investment income			$1,083,226		$1,502,924		$66,685,987
Net realized gains on investments			3,159,002		0		0

Net increase in net assets resulting from operations			4,242,228		1,502,924		66,685,987

Distributions to shareholders from
Net investment income
Class A			(168,872)		(202,070)		(19,300,283)
Administrator Class			(13,852)		(12,911)		(614,370)
Institutional Class			(749,161)		(1,209,797)		(35,734,600)
Service Class			(145,636)		(78,147)		(11,036,735)
Sweep Class			(5,705)[2]		NA		NA
Net realized gains
Class A			0		0		0
Administrator Class			0		0		0
Service Class			0		0		0
Sweep Class			0		0		0

Total distributions to shareholders			(1,083,226)		(1,502,925)		(66,685,988)

	Shares			Shares		Shares
Capital shares transactions
Proceeds from shares sold
Class A	9,813,502,631		9,813,502,631	9,129,776,256	9,129,776,256	16,042,997,923	16,042,997,923
Administrator Class	452,676,086		452,676,086	580,986,791	580,986,791	621,596,071	621,596,071
Institutional Class	33,972,670,035		33,972,670,035	35,941,648,948	35,941,648,948	44,427,682,682	44,427,682,682
Service Class	8,319,611,259		8,319,611,259	7,688,485,834	7,688,485,834	13,764,905,639	13,764,905,639
Sweep Class	129,816,763	[2]	129,816,763 [2]	NA	NA	NA	NA

			52,688,276,774		53,340,897,829		74,857,182,315

Reinvestment of distributions
Class A	63,420		63,420	71,085	71,085	5,484,813	5,484,813
Administrator Class	13,731		13,731	12,674	12,674	613,450	613,450
Institutional Class	232,649		232,649	530,506	530,506	14,105,020	14,105,020
Service Class	14,960		14,960	8,743	8,743	948,304	948,304
Sweep Class	5,705	[2]	5,705 [2]	NA	NA	NA	NA

			330,465		623,008		21,151,587

Please see footnotes on page 54.
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Money Market Funds 53

100% Treasury Money Market Fund
Period Ended			Year Ended		Year Ended
January 31, 2011[1]			February 28, 2010		February 28, 2009

		$783,699		$683,644		$55,720,253
		402,741		360,468		2,323,870

		1,186,440		1,044,112		58,044,123

		(23,261)		(26,382)		(2,207,216)
		(31,383)[2]		NA		NA
		NA		NA		NA
		(727,528)		(657,259)		(53,513,039)
		(1,527)[2]		NA		NA

		(5,976)		(61,610)		(35,390)
		(16,757)[2]		NA		NA
		(225,828)		(1,569,437)		(976,855)
		(1,348)[2]		NA		NA

		(1,033,608)		(2,314,688)		(56,732,500)

Shares			Shares		Shares

344,729,879		344,729,879	373,885,007	373,885,007	792,379,687	792,379,687
1,512,300,388	[2]	1,512,300,388 [2]	NA	NA	NA	NA
NA		NA	NA	NA	NA	NA
37,849,862,686		37,849,862,686	18,506,252,685	18,506,252,685	36,467,163,543	36,467,177,144
204,563,566	[2]	204,563,566 [2]	NA	NA	NA	NA

		39,911,456,519		18,880,137,692		37,259,556,831

28,088		28,088	85,089	85,089	2,185,272	2,185,272
25,081	[2]	25,081 [2]	NA	NA	NA	NA
NA		NA	NA	NA	NA	NA
368,241		368,241	757,091	757,091	9,944,383	9,944,383
2,875	[2]	2,875 [2]	NA	NA	NA	NA

		424,285		842,180		12,129,655

54 Wells Fargo Advantage Money Market Funds	Statements of Changes in Net Assets

	Treasury Plus Money Market Fund
	Period Ended		Year Ended		Year Ended
	January 31, 2011[1]		February 28, 2010		February 28, 2009
	Shares		Shares		Shares
Capital shares transactions (continued)
Payment for shares redeemed
Class A	(9,650,275,158)	$(9,650,275,158)	(10,011,375,553)	$(10,011,375,553)	(16,202,411,965)	$(16,202,411,965)
Administrator Class	(497,703,527)	(497,703,527)	(533,401,775)	(533,401,775)	(489,786,230)	(489,786,230)
Institutional Class	(36,042,906,467)	(36,042,906,467)	(36,943,126,319)	(36,943,126,319)	(42,300,759,328)	(42,300,759,328)
Service Class	(8,387,318,907)	(8,387,318,907)	(7,848,817,003)	(7,848,817,003)	(14,090,636,543)	(14,090,636,543)
Sweep Class	(181,259,627)[2]	(181,259,627)[2]	NA	NA	NA	NA

		(54,759,463,686)		(55,336,720,650)		(73,083,594,066)

Net asset value of shares issued in acquisition
Class A	142,146,383	141,953,899	0	0	0	0
Administrator Class	0	0	0	0	0	0
Institutional Class	3,285,966,433	3,284,567,301	0	0	0	0
Service Class	1,591,650,644	1,590,081,984	0	0	0	0
Sweep Class	142,739,344	142,590,103	NA	NA	NA	NA

		5,159,193,287		0		0

Net increase (decrease) in net assets resulting from capital share transactions		3,088,336,840		(1,995,199,813)		1,794,739,836

Total increase (decrease) in net assets		3,091,495,842		(1,995,199,814)		1,794,739,835

Net assets
Beginning of period		6,574,492,761		8,569,692,575		6,774,952,740

End of period		$9,665,988,603		$6,574,492,761		$8,569,692,575

Undistributed (overdistributed) net investment income		$(381,312)		$20,213		$20,214

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Class commenced operations on June 30, 2010.
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Money Market Funds 55

100% Treasury Money Market Fund
Period Ended		Year Ended		Year Ended
January 31, 2011[1]		February 28, 2010		February 28, 2009
Shares		Shares		Shares

(391,614,560)	$(391,614,560)	(407,974,452)	$(407,974,452)	(786,394,353)	$(786,394,353)
(1,356,794,570)[2]	(1,356,794,570)[2]	NA	NA	NA	NA
NA	NA	NA	NA	NA	NA
(37,668,051,986)	(37,668,051,986)	(17,985,525,624)	(17,985,525,624)	(34,876,231,697)	(34,876,231,697)
(91,922,276)[2]	(91,922,276)[2]	NA	NA	NA	NA

	(39,508,383,392)		(18,393,500,076)		(35,662,626,050)

0	0	0	0	0	0
507,309,749	507,326,387	NA	NA	NA	NA
NA	NA	NA	NA	NA	NA
91,148,028	91,202,804	0	0	0	0
0	0	NA	NA	NA	NA

	598,529,191		NA		NA

	1,002,026,603		487,479,796		1,609,060,436

	1,002,179,435		486,209,220		1,610,372,059

	8,434,011,094		7,947,801,874		6,337,429,815

	$9,436,190,529		$8,434,011,094		$7,947,801,874

	$(5,010)		$0		$203,584

56 Wells Fargo Advantage Money Market Funds	Financial Highlights

	Beginning			Net Realized		Distributions
	Net Asset	Net		and Unrealized		from Net
	Value Per	Investment		Gains (Losses)		Investment
	Share	Income		on Investments		Income

Government Money Market Fund
Class A
March 1, 2010 to January 31, 2011[3]	$1.00	(0.00)[2]		(0.00)[2]		(0.00)[2]
March 1, 2009 to February 28, 2010	$1.00	0.00	[2]	0.00		(0.00)[2]
March 1, 2008 to February 28, 2009	$1.00	0.01		0.00		(0.01)
March 1, 2007 to February 29, 2008	$1.00	0.04		0.00		(0.04)
March 1, 2006 to February 28, 2007	$1.00	0.05		0.00		(0.05)
April 1, 2005 to February 28, 2006[4]	$1.00	0.03		0.00		(0.03)

Sweep Class
June 30, 2010[5] to January 31, 2011	$1.00	(0.00)[2]		(0.00)[2]		(0.00)[2]

Money Market Fund

Class A
March 1, 2010 to January 31, 2011[3]	$1.00	0.00	[2]	0.00	[2]	(0.00)[2]
March 1, 2009 to February 28, 2010	$1.00	0.00	[2]	0.00		(0.00)[2]
March 1, 2008 to February 28, 2009	$1.00	0.02		0.00		(0.02)
March 1, 2007 to February 29, 2008	$1.00	0.04		0.00		(0.04)
March 1, 2006 to February 28, 2007	$1.00	0.04		0.00		(0.04)
April 1, 2005 to February 28, 2006[4]	$1.00	0.03		0.00		(0.03)

Class B
March 1, 2010 to January 31, 2011[3]	$1.00	0.00	[2]	0.00	[2]	(0.00)[2]
March 1, 2009 to February 28, 2010	$1.00	0.00	[2]	0.00		(0.00)[2]
March 1, 2008 to February 28, 2009	$1.00	0.01		0.00		(0.01)
March 1, 2007 to February 29, 2008	$1.00	0.04		0.00		(0.04)
March 1, 2006 to February 28, 2007	$1.00	0.04		0.00		(0.04)
April 1, 2005 to February 28, 2006[4]	$1.00	0.02		0.00		(0.02)

Class C
June 30, 2010[5] to January 31, 2011	$1.00	0.00	[2]	0.00	[2]	(0.00)[2]

Daily Class
June 30, 2010[5] to January 31, 2011	$1.00	0.00	[2]	0.00	[2]	(0.00)[2]

Investor Class
March 1, 2010 to January 31, 2011[3]	$1.00	0.00	[2]	0.00	[2]	(0.00)[2]
March 1, 2009 to February 28, 2010	$1.00	0.00	[2]	0.00		(0.00)[2]
March 1, 2008 to February 28, 2009	$1.00	0.02		0.00		(0.02)
March 1, 2007 to February 29, 2008	$1.00	0.05		0.00		(0.05)
March 1, 2006 to February 28, 2007	$1.00	0.05		0.00		(0.05)
April 8, 2005[5] to February 28, 2006[4]	$1.00	0.03		0.00		(0.03)

1.	Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

2.	Amount represents less than $0.005 per share.

3.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

4.	The Fund changed its fiscal year end from March 31 to February 28.

5.	Commencement of class operations.
The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Money Market Funds 57

Distributions	Ending
from Net	Net Asset	Ratio to Average Net Assets (Annualized)				Net Assets at
Realized	Value Per	Net Investment	Gross	Net	Total	End of Period
Gains	Share	Income	Expenses	Expenses	Return[1]	(000’s omitted)

(0.00)[2]	$1.00	0.01%	0.58%	0.22%	0.01%	$1,078,873
(0.00)[2]	$1.00	0.01%	0.65%	0.28%	0.01%	$777,462
0.00	$1.00	1.29%	0.64%	0.64%	1.22%	$1,101,904
0.00	$1.00	4.39%	0.64%	0.64%	4.38%	$1,921,647
0.00	$1.00	4.57%	0.64%	0.64%	4.61%	$2,866,700
0.00	$1.00	3.13%	0.65%	0.65%	2.78%	$1,224,209

(0.00)[2]	$1.00	0.01%	0.94%	0.22%	0.01%	$127,791

0.00	$1.00	0.01%	0.79%	0.35%	0.01%	$4,908,741
0.00	$1.00	0.05%	0.88%	0.58%	0.04%	$5,218,601
(0.00)[2]	$1.00	1.75%	0.83%	0.79%	1.74%	$8,894,795
0.00	$1.00	4.37%	0.81%	0.76%	4.48%	$11,659,129
0.00	$1.00	4.46%	0.82%	0.76%	4.54%	$8,430,922
0.00	$1.00	2.96%	0.83%	0.76%	2.69%	$6,580,685

0.00	$1.00	0.01%	1.56%	0.35%	0.01%	$542,695
0.00	$1.00	0.01%	1.62%	0.62%	0.01%	$628,445
(0.00)[2]	$1.00	1.04%	1.58%	1.49%	1.03%	$1,238,714
0.00	$1.00	3.66%	1.57%	1.51%	3.71%	$1,438,346
0.00	$1.00	3.70%	1.57%	1.51%	3.76%	$1,431,103
0.00	$1.00	2.16%	1.58%	1.51%	1.99%	$1,264,470

0.00	$1.00	0.01%	1.52%	0.36%	0.01%	$19,984

0.00	$1.00	0.01%	1.04%	0.36%	0.01%	$2,097,990

0.00	$1.00	0.01%	0.84%	0.35%	0.01%	$668,894
0.00	$1.00	0.08%	0.92%	0.52%	0.08%	$731,932
(0.00)[2]	$1.00	1.82%	0.90%	0.68%	1.85%	$921,649
0.00	$1.00	4.50%	0.94%	0.65%	4.60%	$926,851
0.00	$1.00	4.56%	0.99%	0.65%	4.65%	$764,268
0.00	$1.00	3.02%	1.00%	0.65%	2.74%	$700,278

58 Wells Fargo Advantage Money Market Funds	Financial Highlights

	Beginning			Net Realized		Distributions
	Net Asset	Net		and Unrealized		from Net
	Value Per	Investment		Gains (Losses)		Investment
	Share	Income		on Investments		Income

Treasury Plus Money Market Fund

Class A
March 1, 2010 to January 31, 2011[3]	$1.00	0.00	[2]	0.00	[2]	(0.00)[2]
March 1, 2009 to February 28, 2010	$1.00	0.00	[2]	0.00		(0.00)[2]
March 1, 2008 to February 28, 2009	$1.00	0.01		0.00		(0.01)
March 1, 2007 to February 29, 2008	$1.00	0.04		0.00		(0.04)
March 1, 2006 to February 28, 2007	$1.00	0.04		0.00		(0.04)
April 1, 2005 to February 28, 2006[4]	$1.00	0.03		0.00		(0.03)

Sweep Class
June 30, 2010[5] to January 31, 2011	$1.00	0.00	[2]	0.00	[2]	(0.00)[2]

100% Treasury Money Market Fund

Class A
March 1, 2010 to January 31, 2011[3]	$1.00	0.00	[2]	0.00	[2]	(0.00)[2]
March 1, 2009 to February 28, 2010	$1.00	0.00	[2]	0.00		(0.00)[2]
March 1, 2008 to February 28, 2009	$1.00	0.01		0.00		(0.01)
March 1, 2007 to February 29, 2008	$1.00	0.04		0.00		(0.04)
March 1, 2006 to February 28, 2007	$1.00	0.04		0.00		(0.04)
April 1, 2005 to February 28, 2006[4]	$1.00	0.02		0.00		(0.02)

Sweep Class
June 30, 2010[5] to January 31, 2011	$1.00	0.00	[2]	0.00	[2]	(0.00)[2]
See footnotes on page 56.
The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Money Market Funds 59

Distributions	Ending
from Net	Net Asset	Ratio to Average Net Assets (Annualized)				Net Assets at
Realized	Value Per	Net Investment	Gross	Net	Total	End of Period
Gains	Share	Income	Expenses	Expenses	Return[1]	(000’s omitted)

0.00	$1.00	0.01%	0.62%	0.18%	0.01%	$1,906,066
0.00	$1.00	0.01%	0.65%	0.17%	0.01%	$1,600,619
0.00	$1.00	0.75%	0.66%	0.48%	0.79%	$2,482,147
0.00	$1.00	3.95%	0.65%	0.65%	3.99%	$2,636,076
0.00	$1.00	4.46%	0.65%	0.65%	4.54%	$2,891,708
0.00	$1.00	2.87%	0.65%	0.65%	2.64%	$2,773,558

0.00	$1.00	0.01%	0.97%	0.19%	0.01%	$91,299

(0.00)[2]	$1.00	0.01%	0.75%	0.14%	0.01%	$225,499
(0.00)[2]	$1.00	0.01%	0.80%	0.18%	0.03%	$272,399
0.00	$1.00	0.68%	0.83%	0.58%	0.74%	$306,451
0.00	$1.00	3.75%	0.83%	0.65%	3.81%	$298,220
0.00	$1.00	4.23%	0.84%	0.65%	4.29%	$256,430
0.00	$1.00	2.72%	0.83%	0.65%	2.50%	$201,384

(0.00)[2]	$1.00	0.01%	1.14%	0.14%	0.01%	$112,648

60 Wells Fargo Advantage Money Market Funds	Notes to Financial Statements
1. ORGANIZATION
Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following funds: Wells Fargo Advantage Government Money Market Fund (“Government Money Market Fund”), Wells Fargo Advantage Money Market Fund (“Money Market Fund”), Wells Fargo Advantage Treasury Plus Money Market Fund (“Treasury Plus Money Market Fund”) and Wells Fargo Advantage 100% Treasury Money Market Fund (“100% Treasury Money Market Fund”) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Funds should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.
Securities valuation
As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.
The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.
Repurchase agreements
The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked-to- market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.
The timing and character of distributions made during the period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent

Notes to Financial Statements	Wells Fargo Advantage Money Market Funds 61
in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications. At January 31, 2011, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statements of Assets and Liabilities:

		Accumulated Net
		Realized Gains
	Overdistributed Net	(Losses) on
	Investment Income (Loss)	Investments	Paid-in Capital

Government Money Market Fund	$13,229	$(13,229)	$0
Treasury Plus Money Market Fund	0	(3,159,000)	3,159,000
Federal and other taxes
Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.
At January 31, 2011, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were as follows:

	Expiration
	2013	2016	2017	2019

Government Money
Market Fund	$0	$10,880	$134,086	$184,766
Money Market Fund	0	0	4,039,774	408,286
Treasury Plus Money
Market Fund	2,212,624	0	19,571	0
Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.
As of January 31, 2011, Government Money Market Fund had $1,511 of current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year.
Class allocations
The separate classes of shares offered by each Fund differ principally in distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

62 Wells Fargo Advantage Money Market Funds	Notes to Financial Statements
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
▪	Level 1 — quoted prices in active markets for identical securities

▪	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

▪	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2011, all of the Funds’ investments in securities carried at fair value were designated as Level 2 since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.
Further details on the major security types can be found in each Fund’s Portfolio of Investments.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Money Market Fund:

Commercial paper

Balance as of February 28, 2010	$24,054,974
Accrued discounts (premiums)	0
Realized gains (losses)	(12,920,449)
Change in unrealized gains (losses)	15,379,410
Purchases	0
Sales	(26,513,935)
Transfers into Level 3	0
Transfers out Level 3	0
Balance as of January 31, 2011	$0
Change in unrealized gains (losses) included in earnings relating to securities still held at January 31, 2011	$0
4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES
Investment advisory fees
The Trust has entered into an investment advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The investment adviser is responsible for implementing investment policies and guidelines and for supervising the investment sub-adviser, who is responsible for day-to-day portfolio management of the Funds.
Pursuant to the contract, for Government Money Market Fund and Treasury Plus Money Market Fund, Funds Management is paid at an annual rate of 0.10% of each Fund’s average daily net assets. Funds Management is paid an annual advisory fee starting at 0.30% and declining to 0.20% as the average daily net assets increases for Money Market Fund and 100% Treasury Money Market Fund. Prior to July 1, 2010, Money Market Fund and 100% Treasury Money Market Fund paid an annual advisory fee which started at 0.30% and declined to 0.25% as the average daily net assets increased.

Notes to Financial Statements	Wells Fargo Advantage Money Market Funds 63
For the period ended January 31, 2011, the investment advisory fee was equivalent to an annual rate for each Fund as follows:

Investment
Advisory
Fees (% of
Average Daily
Net Assets)

Government Money Market Fund	0.10%
Money Market Fund	0.27
Treasury Plus Money Market Fund	0.10
100% Treasury Money Market Fund	0.27
Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management to the Funds. Wells Capital Management Incorporated, an affiliate of Funds Management, is the investment sub-adviser to the Funds. The investment sub-adviser is paid an annual investment sub-advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of each Fund increase. The fees related to investment sub-advisory services are borne directly by the investment adviser and do not increase the overall fees paid by a Fund to the investment adviser.
On November 29, 2010, the following Funds received contributions from Funds Management in order to support the mark-to-market net asset value of each Fund. This action was voluntary and was not necessary to maintain the $1.00 per share net asset value of these Funds at which shareholders transact, but was taken to address potential shareholder concerns due to regulatory changes that require all money market funds to make public their mark-to-market net asset values out to four decimal places. This voluntary action does not obligate Funds Management, implicitly or otherwise, to take similar action to support these or other funds in the future. All Wells Fargo Advantage Money Market funds have continually maintained their $1.00 per share net asset value since their inception. The contributions did not have any impact on the performance of each applicable Fund.

Contribution

Money Market Fund	$12,385,000
Treasury Plus Money Market Fund	3,159,000
On September 11, 2009, Wells Fargo purchased $33,198,464 of securities from the Money Market Fund at amortized cost (a price in excess of the securities’ current fair value on that date). The excess of purchase price over the current fair value amounted to $16,267,085 and is reflected in the Statements of Operations as a payment by affiliate for losses realized on unaffiliated securities.
Administration and transfer agent fees
The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from each Fund the following annual fees:

		Administration
		Fees (% of
	Average Daily	Average Daily
	Net Assets	Net Assets)

Fund level	First $5 billion	0.05%
	Next $5 billion	0.04
	Over $10 billion	0.03
Class A, Class B, Class C, Daily Class and Sweep Class	All asset levels	0.22
Administrator Class	All asset levels	0.10
Institutional Class	All asset levels	0.08
Investor Class	All asset levels	0.25 *
Service Class	All asset levels	0.12

*	Prior to July 1, 2010, the class-level administration fee for Investor Class was 0.27%.

64 Wells Fargo Advantage Money Market Funds	Notes to Financial Statements
Funds Management and/or EIMC contractually and voluntarily waived and/or reimbursed advisory and administration fee to the extent necessary to maintain certain net operating expense ratios for the Funds. Waiver of fees and/or reimbursement of expenses by Funds Management and/or EIMC were made first from fund level expenses on a proportionate basis and then from class specific expenses.
Distribution fees
The Trust has adopted a Distribution Plan for Class B, Class C, Daily Class and Sweep Class shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B, Class C, Daily Class and Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares, 0.25% of the average daily net assets for Daily Class shares and 0.35% of the average daily net assets for Sweep Class shares.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Daily Class, Investor Class, Service Class and Sweep Class of each applicable Fund is charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.
A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.
5. ACQUISITIONS
After the close of business on July 9, 2010, Government Money Market Fund acquired the net assets of Evergreen U.S. Government Money Market Fund and Evergreen Institutional U.S. Government Money Market Fund. The purpose of the transactions was to combine three funds with similar investment objectives and strategies. The acquisitions were accomplished by a tax-free exchange of all of the shares of Evergreen U.S. Government Money Market Fund and Evergreen Institutional U.S. Government Money Market Fund at an exchange ratio of 1.00 for each class. Shareholders holding Class A and Class S shares of Evergreen U.S. Government Money Market Fund received Class A and Sweep Class shares, respectively, of Government Money Market Fund in the reorganization. Shareholders holding Class IS, Class I, Class IN and Class P shares of Evergreen Institutional U.S. Government Money Market Fund received Service Class, Institutional Class, Institutional Class and Service Class shares, respectively, of Government Money Market Fund in the reorganization. The investment portfolio of Evergreen U.S. Government Money Market Fund and Evergreen Institutional U.S. Government Money Market Fund with fair values of $677,045,951 and $1,421,726,121, respectively, and amortized costs of $677,045,951 and $1,421,726,121, respectively, at July 9, 2010, were the principal assets acquired by Government Money Market Fund. For financial reporting purposes, assets received and shares issued by Government Money Market Fund were recorded at fair value; however, the cost basis of the investments received from Evergreen U.S. Government Money Market Fund and Evergreen Institutional U.S. Government Money Market Fund were carried forward to align ongoing reporting of Government Money Market Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The value of net assets acquired, and number of shares issued were as follows:

	Value of Net	Number of
Acquired Fund	Assets Acquired	Shares Issued

Evergreen U.S. Government Money Market Fund	$677,543,131	507,981,859	Class A
		169,606,962	Sweep Class
Evergreen Institutional U.S. Government Money Market Fund	1,423,371,980	99,516,216	Service Class
		1,324,050,351	Institutional Class
The aggregate net assets of Government Money Market Fund immediately before and after the acquisitions were $25,563,224,306 and $27,664,139,417, respectively.
Assuming the acquisitions had been completed March 1, 2010, the beginning of the annual reporting period for Government Money Market Fund, the pro forma results of operations for the period ended January 31, 2011 would have been:

Net investment income	$7,686,752
Net realized losses on investments	$(179,078)
Net increase in net assets resulting from operations	$7,507,674
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Evergreen U.S. Government

Notes to Financial Statements	Wells Fargo Advantage Money Market Funds 65
Money Market Fund and Evergreen Institutional U.S. Government Money Market Fund that have been included in Government Money Market Fund’s Statement of Operations since July 12, 2010.
After the close of business on July 9, 2010, Money Market Fund acquired the net assets of Evergreen Money Market Fund and Wells Fargo Advantage Overland Express Sweep Fund. The purpose of the transactions was to combine three funds with similar investment objectives and strategies. The acquisitions were accomplished by a tax-free exchange of all of the shares of Evergreen Money Market Fund and Wells Fargo Advantage Overland Express Sweep Fund at an exchange ratio of 1.00 for each class. Shareholders holding Class A, Class B, Class C, Class I and Class S shares of Evergreen Money Market Fund received Class A, Class B, Class C, Service Class and Daily Class shares, respectively, of Money Market Fund in the reorganization. Existing shareholders of Wells Fargo Advantage Overland Express Sweep Fund received Daily Class shares of Money Market Fund in the reorganization. The investment portfolio of Evergreen Money Market Fund and Wells Fargo Advantage Overland Express Sweep Fund with fair values of $2,358,958,301 and $1,410,238,573, respectively, and amortized costs of $2,358,958,301 and $1,410,238,573, respectively, at July 9, 2010, were the principal assets acquired by Money Market Fund. For financial reporting purposes, assets received and shares issued by Money Market Fund were recorded at fair value; however, the cost basis of the investments received from Evergreen Money Market Fund and Wells Fargo Advantage Overland Express Sweep Fund were carried forward to align ongoing reporting of Money Market Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The value of net assets acquired and number of shares issued were as follows:

	Value of Net	Number of
Acquired Fund	Assets Acquired	Shares Issued

Evergreen Money Market Fund	$2,351,836,661	847,570,175	Class A
		41,175,793	Class B
		28,053,474	Class C
		884,677,740	Daily Class
		550,070,447	Service Class
Wells Fargo Advantage Overland Express Sweep Fund	1,405,444,191	1,405,470,274	Daily Class
The aggregate net assets of Money Market Fund immediately before and after the acquisitions were $5,906,118,088 and $9,663,398,940, respectively.
Assuming the acquisitions had been completed March 1, 2010, the beginning of the annual reporting period for Money Market Fund, the pro forma results of operations for the period ended January 31, 2011 would have been:

Net investment income	$1,129,808
Net realized and unrealized gains (losses) on investments	$15,040,859
Net increase in net assets resulting from operations	$16,170,667
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Evergreen Money Market Fund and Wells Fargo Advantage Overland Express Sweep Fund that have been included in Money Market Fund’s Statement of Operations since July 12, 2010.
After the close of business on July 9, 2010, Treasury Plus Money Market Fund acquired the net assets of Evergreen Treasury Money Market Fund and Evergreen Institutional Treasury Money Market Fund. The purpose of the transactions was to combine three funds with similar investment objectives and strategies. The acquisitions were accomplished by a tax-free exchange of all of the shares of Evergreen Treasury Money Market Fund and Evergreen Institutional Treasury Money Market Fund at an exchange ratio of 1.00 for each class. Shareholders holding Class A, Class I and Class S shares of Evergreen Treasury Money Market Fund received Class A, Service Class and Sweep Class shares, respectively, of Treasury Plus Money Market Fund in the reorganization. Shareholders holding Class AD, Class IS, Class I, Class IN and Class P shares of Evergreen Institutional Treasury Money Market Fund received Institutional Class, Service Class, Institutional Class, Institutional Class and Service Class shares, respectively, of Treasury Plus Money Market Fund in the reorganization. The investment portfolio of Evergreen Treasury Money Market Fund and Evergreen Institutional Treasury Money Market Fund with fair values of $912,239,952 and $4,245,469,766, respectively, and amortized costs of $912,239,952 and

66 Wells Fargo Advantage Money Market Funds	Notes to Financial Statements
$4,245,469,766, respectively, at July 9, 2010, were the principal assets acquired by Treasury Plus Money Market Fund. For financial reporting purposes, assets received and shares issued by Treasury Plus Money Market Fund were recorded at fair value; however, the cost basis of the investments received from Evergreen Treasury Money Market Fund and Evergreen Institutional Treasury Money Market Fund were carried forward to align ongoing reporting of Treasury Plus Money Market Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The value of net assets acquired, and number of shares issued were as follows:

	Value of Net	Number of
Acquired Fund	Assets Acquired	Shares Issued

Evergreen Treasury Money Market Fund	$912,250,676	142,146,383	Class A
		628,695,032	Service Class
		142,739,344	Sweep Class
Evergreen Institutional Treasury Money Market Fund	4,246,942,611	3,285,966,433	Institutional Class
		962,955,612	Service Class
The aggregate net assets of Treasury Plus Money Market Fund immediately before and after the acquisitions were $6,570,292,760 and $11,729,486,047, respectively.
Assuming the acquisitions had been completed March 1, 2010, the beginning of the annual reporting period for Treasury Plus Money Market Fund, the pro forma results of operations for the period ended January 31, 2011 would have been:

Net investment income	$1,417,483
Net realized gains on investments	$3,159,002
Net increase in net assets resulting from operations	$4,576,485
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Evergreen Treasury Money Market Fund and Evergreen Institutional Treasury Money Market Fund that have been included in Treasury Plus Money Market Fund’s Statement of Operations since July 12, 2010.
After the close of business on July 9, 2010, 100% Treasury Money Market Fund acquired the net assets of Evergreen Institutional 100% Treasury Money Market Fund. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of all of the shares of Evergreen Institutional 100% Treasury Money Market Fund for 598,457,777 shares of 100% Treasury Money Market Fund valued at $598,529,191 at an exchange ratio of 1.00 for each class. Shareholders holding Class I and Class IS shares of Evergreen Institutional 100% Treasury Money Market Fund received Administrator Class and Service Class shares, respectively, of 100% Treasury Money Market Fund in the reorganization. The investment portfolio of Evergreen Institutional 100% Treasury Money Market Fund with a fair value of $598,561,496 and amortized cost of $598,561,496 at July 9, 2010 were the principal assets acquired by 100% Treasury Money Market Fund. The aggregate net assets of Evergreen Institutional 100% Treasury Money Market Fund and 100% Treasury Money Market Fund immediately prior to the acquisition were $598,529,191 and $8,130,274,496, respectively. The aggregate net assets of 100% Treasury Money Market Fund immediately after the acquisition were $8,728,803,687. For financial reporting purposes, assets received and shares issued by 100% Treasury Money Market Fund were recorded at fair value; however, the cost basis of the investments received from Evergreen Institutional 100% Treasury Money Market Fund was carried forward to align ongoing reporting of 100% Treasury Money Market Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Notes to Financial Statements	Wells Fargo Advantage Money Market Funds 67
Assuming the acquisition had been completed March 1, 2010, the beginning of the annual reporting period for 100% Treasury Money Market Fund, the pro forma results of operations for the period ended January 31, 2011 would have been:

Net investment income	$889,744
Net realized gains on investments	$421,602
Net increase in net assets resulting from operations	$1,311,346
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Evergreen Institutional 100% Treasury Money Market Fund that have been included in 100% Treasury Money Market Fund’s Statement of Operations since July 12, 2010.
6. DISTRIBUTIONS TO SHAREHOLDERS
The Funds’ tax year end was changed from February 28 to January 31, effective on January 31, 2011. The tax character of distributions paid for the eleven months ended January 31, 2011, year ended February 28, 2010 and year ended February 28, 2009 were as follows:

	Ordinary Income		Long-Term Capital Gain
	January 31,		February 28,	January 31,	February 28,
	2011	2010	2009	2011	2010	2009

Government Money
Market Fund	$6,890,075	$27,955,983	$535,855,182	$0	$0	$0
Money Market Fund	776,319	4,175,135	211,447,395	0	0	9,542
Treasury Plus Money
Market Fund	1,083,226	1,502,925	66,685,988	0	0	0
100% Treasury Money
Market Fund	1,033,608	2,314,688	56,732,500	0	0	0
As of January 31, 2011, the components of distributable earnings on a tax basis are shown on the table below.

	Undistributed
	Ordinary	Capital Loss
	Income	Carryforward

Government Money Market Fund	$245,740	$(331,243) *
Money Market Fund	148,098	(4,448,060)
Treasury Plus Money Market Fund	136,513	(2,232,195)
100% Treasury Money Market Fund	55,640	0

*	This amount includes the post-October loss, which will reverse on the first day of the following fiscal year.
7. INDEMNIFICATION
Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

68 Wells Fargo Advantage Money Market Funds	Report of Independent Registered Public Accounting Firm
BOARD OF TRUSTEES AND CLASS A, CLASS B, CLASS C, DAILY CLASS, INVESTOR CLASS AND SWEEP CLASS SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Wells Fargo Advantage Government Money Market Fund, Wells Fargo Advantage Money Market Fund, Wells Fargo Advantage Treasury Plus Money Market Fund, and Wells Fargo Advantage 100% Treasury Money Market Fund (collectively the “Funds”), four of the funds constituting the Wells Fargo Funds Trust, as of January 31, 2011, and the related statements of operations, statements of changes in net assets, and the financial highlights for the years or periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2011, by correspondence with custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Wells Fargo Funds Trust as of January 31, 2011, the results of their operations, changes in their net assets, and the financial highlights for the years or periods presented, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
March 30, 2011

Other Information (Unaudited)	Wells Fargo Advantage Money Market Funds 69
PROXY VOTING INFORMATION
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.
TAX INFORMATION
Pursuant to Section 871(k)(1)(C) of the Internal Revenue Code, the Funds designate the following amounts of their income dividends paid during the year ended January 31, 2011, as interest-related dividends:

Interest-Related Dividends

Government Money Market Fund	$6,838,261
Money Market Fund	738,412
Treasury Plus Money Market Fund	1,043,703
100% Treasury Money Market Fund	774,271
Pursuant to Section 871(k)(2)(C) of the Code, the Funds listed below designate the following amount as short-term capital gain dividends:

Short-Term Capital Gain

Government Money Market Fund	$9,339
100% Treasury Money Market Fund	249,909

70 Wells Fargo Advantage Money Market Funds	Other Information (Unaudited)
PORTFOLIO HOLDINGS INFORMATION
The complete portfolio holdings for each Fund are publicly available on the Funds’ Web site (www.wellsfargo.com/advantagefunds) on a monthly, seven-day delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, each Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.
BOARD OF TRUSTEES
The following table provides basic information about the Board of Trustees (the “Trustees”) of the Wells Fargo Funds Trust (the “Trust”) and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of each Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 152 funds comprising the Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees

Name and	Position Held and
Year of Birth	Length of Service	Principal Occupations During Past Five Years	Other Directorships

Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Chairman, President and CEO of Crystal Geyser. Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust

Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust

Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction), Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 45 portfolios as of 12/31/10); Director, Diversapack Co. (packaging company); Asset Allocation Trust

David F. Larcker (Born 1951)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage Money Market Funds 71

Name and	Position Held and
Year of Birth	Length of Service	Principal Occupations During Past Five Years	Other Directorships

Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor and Chair of the Department of Insurance and Risk Management, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Michael S. Scofield (Born 1943)	Trustee, since 2010	Currently serves on the Investment Company Institute’s Board of Governors and Executive Committee as well the Independent Director’s Counsel Board of Governors and Executive Committee. Former Chairman of the Independent Directors Counsel. Trustee of the Evergreen Funds from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust

Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010.	Asset Allocation Trust
Officers

Name and	Position Held and
Year of Birth	Length of Service	Principal Occupations During Past Five Years

Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.

C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.

Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

72 Wells Fargo Advantage Money Market Funds	Other Information (Unaudited)

Name and	Position Held and
Year of Birth	Length of Service	Principal Occupations During Past Five Years

Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds’ Web site at www.wellsfargo.com/advantagefunds.

List of Abbreviations	Wells Fargo Advantage Money Market Funds 73
The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG	—	Association of Bay Area Governments
ACB	—	Agricultural Credit Bank
ADR	—	American Depositary Receipt
ADS	—	American Depository Shares
AGC - ICC	—	Assured Guaranty Corporation – Insured Custody Certificates
AGM	—	Assured Guaranty Municipal
AMBAC	—	American Municipal Bond Assurance Corporation
AMT	—	Alternative Minimum Tax
ARM	—	Adjustable Rate Mortgages
AUD	—	Australian Dollar
BAN	—	Bond Anticipation Notes
BART	—	Bay Area Rapid Transit
BHAC	—	Berkshire Hathaway Assurance Corporation
BRL	—	Brazil Real
CAD	—	Canadian Dollar
CDA	—	Community Development Authority
CDO	—	Collateralized Debt Obligation
CDSC	—	Contingent Deferred Sales Charge
CGIC	—	Capital Guaranty Insurance Company
CGY	—	Capital Guaranty Corporation
CHF	—	Swiss Franc
CIFG	—	CDC (Caisse des Dépôts et Consignations) IXIS Financial Guarantee
COP	—	Certificate of Participation
CP	—	Commercial Paper
CR	—	Custody Receipts
CTF	—	Common Trust Fund
DEM	—	Deutsche Mark
DKK	—	Danish Krone
DRIVER	—	Derivative Inverse Tax-Exempt Receipts
DW&P	—	Department of Water & Power
DWR	—	Department of Water Resources
ECFA	—	Educational & Cultural Facilities Authority
EDFA	—	Economic Development Finance Authority
ETET	—	Eagle Tax-Exempt Trust
ETF	—	Exchange-Traded Fund
EUR	—	Euro
FFCB	—	Federal Farm Credit Bank
FGIC	—	Financial Guaranty Insurance Corporation
FHA	—	Federal Housing Authority
FHAG	—	Federal Housing Agency
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
FRF	—	French Franc
FSA	—	Farm Service Agency
GBP	—	Great British Pound
GDR	—	Global Depositary Receipt
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
HCFR	—	Healthcare Facilities Revenue
HEFA	—	Health & Educational Facilities Authority
HEFAR	—	Higher Education Facilities Authority Revenue
HFA	—	Housing Finance Authority
HFFA	—	Health Facilities Financing Authority
HKD	—	Hong Kong Dollar
HUD	—	Housing & Urban Development
HUF	—	Hungarian Forint
IDA	—	Industrial Development Authority
IDAG	—	Industrial Development Agency
IDR	—	Industrial Development Revenue
IEP	—	Irish Pound
JPY	—	Japanese Yen
KRW	—	Republic of Korea Won
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LLP	—	Limited Liability Partnership
LOC	—	Letter of Credit
LP	—	Limited Partnership
MBIA	—	Municipal Bond Insurance Association
MFHR	—	Multi-Family Housing Revenue
MFMR	—	Multi-Family Mortgage Revenue
MMD	—	Municipal Market Data
MSTR	—	Municipal Securities Trust Receipts
MTN	—	Medium Term Note
MUD	—	Municipal Utility District
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NATL-RE	—	National Public Finance Guarantee Corporation
NLG	—	Netherlands Guilder
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PCFA	—	Pollution Control Finance Authority
PCR	—	Pollution Control Revenue
PFA	—	Public Finance Authority
PFFA	—	Public Facilities Financing Authority
PFOTER	—	Puttable Floating Option Tax-Exempt Receipts
plc	—	Public Limited Company
PLN	—	Polish Zloty
PSFG	—	Public School Fund Guaranty
PUTTER	—	Puttable Tax-Exempt Receipts
R&D	—	Research & Development
RDA	—	Redevelopment Authority
RDFA	—	Redevelopment Finance Authority
REITS	—	Real Estate Investment Trusts
ROC	—	Reset Option Certificates
SEK	—	Swedish Krona
SFHR	—	Single Family Housing Revenue
SFMR	—	Single Family Mortgage Revenue
SGD	—	Singapore Dollar
SKK	—	Slovakian Koruna
SLMA	—	Student Loan Marketing Association
SPDR	—	Standard & Poor’s Depositary Receipts
STIT	—	Short-Term Investment Trust
TAN	—	Tax Anticipation Notes
TBA	—	To Be Announced
TRAN	—	Tax Revenue Anticipation Notes
TRC	—	Transferable Custody Receipts
TRY	—	Turkish Lira
TTFA	—	Transportation Trust Fund Authority
USD	—	Unified School District
XLCA	—	XL Capital Assurance
ZAR	—	South African Rand

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More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Funds’ Web site, or call:
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com
Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Funds’ Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.
Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED ▪ NO BANK GUARANTEE ▪ MAY LOSE VALUE	Printed on Recycled paper

© 2011 Wells Fargo Funds Management, LLC. All rights reserved.	www.wellsfargo.com/advantagefunds	201098 03-11 AMTR/AR145 01-11

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
Administrator, Institutional, Select and Service Class
▪	Wells Fargo Advantage Cash Investment Money Market Fund

▪	Wells Fargo Advantage Government Money Market Fund

▪	Wells Fargo Advantage Heritage Money Market FundSM

▪	Wells Fargo Advantage Money Market Fund

▪	Wells Fargo Advantage Prime Investment Money Market Fund

▪	Wells Fargo Advantage Treasury Plus Money Market Fund

▪	Wells Fargo Advantage 100% Treasury Money Market Fund

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Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery
Contents

Letter to Shareholders	2
Money Market Overview	5
Performance Highlights
Wells Fargo Advantage Cash Investment Money Market Fund	10
Wells Fargo Advantage Government Money Market Fund	12
Wells Fargo Advantage Heritage Money Market Fund	14
Wells Fargo Advantage Money Market Fund	16
Wells Fargo Advantage Prime Investment Money Market Fund	18
Wells Fargo Advantage Treasury Plus Money Market Fund	20
Wells Fargo Advantage 100% Treasury Money Market Fund	22
Fund Expenses	24
Portfolio of Investments
Wells Fargo Advantage Cash Investment Money Market Fund	26
Wells Fargo Advantage Government Money Market Fund	43
Wells Fargo Advantage Heritage Money Market Fund	47
Wells Fargo Advantage Money Market Fund	65
Wells Fargo Advantage Prime Investment Money Market Fund	81
Wells Fargo Advantage Treasury Plus Money Market Fund	92
Wells Fargo Advantage 100% Treasury Money Market Fund	94
Financial Statements
Statements of Assets and Liabilities	96
Statements of Operations	98
Statements of Changes in Net Assets	102
Financial Highlights	116
Notes to Financial Statements	122
Report of Independent Registered Public Accounting Firm	132
Other Information	133
List of Abbreviations	137
The views expressed are as of January 31, 2011, and are those of the Fund managers. Any reference to a specific security in this report is not a recommendation to purchase or sell any specific security or adopt any investment strategy. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Advantage Money Market Funds.
 NOT FDIC INSURED ▪ NO BANK GUARANTEE ▪ MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.
Wells Fargo Advantage Funds®
Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.
Strength
Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.
Expertise
Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.
Partnership
Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.
Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus for Wells Fargo Advantage Funds containing this and other information, visit wellsfargo.com/advantagefunds. Read it carefully before investing.
Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.
The “Dow Jones Target Date Indexes” are a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC (“CME”). “Dow Jones” and “Dow Jones Target Date Indexes” are service marks of Dow Jones Trademark Holdings, LLC, and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
 NOT FDIC INSURED ▪ NO BANK GUARANTEE ▪ MAY LOSE VALUE
Not part of the annual report.

Wells Fargo Advantage Funds offers more than 120 mutual funds across a wide range of asset classes, representing over $232 billion in assets under management, as of January 31, 2011.

Equity Funds

Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Equity Value Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
Capital Growth Fund	Growth Fund	Small Cap Growth Fund
Classic Value Fund	Growth Opportunities Fund	Small Cap Opportunities Fund
Common Stock Fund	Health Care Fund	Small Cap Value Fund
Core Equity Fund	Index Fund	Small Company Growth Fund
Disciplined Global Equity Fund	International Equity Fund	Small Company Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small/Mid Cap Core Fund
Disciplined Value Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Discovery Fund†	Intrinsic Value Fund	Social Sustainability Fund†
Diversified Equity Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified International Fund	Large Cap Core Fund	Special Small Cap Value Fund
Diversified Small Cap Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Growth Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Emerging Markets Equity Fund	Mid Cap Growth Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond Funds

Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds

Asset Allocation Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Conservative Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†
Money Market Funds

100% Treasury Money Market Fund	Minnesota Money Market Fund	New Jersey Municipal Money Market Fund
California Municipal Money Market Fund	Money Market Fund	New York Municipal Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Pennsylvania Municipal Money Market Fund
Government Money Market Fund	Municipal Money Market Fund	Prime Investment Money Market Fund
Heritage Money Market Fund†	National Tax-Free Money Market Fund	Treasury Plus Money Market Fund
Variable Trust Funds[1]

VT Core Equity Fund	VT Intrinsic Value Fund	VT Small Cap Value Fund
VT Discovery Fund†	VT Omega Growth Fund	VT Total Return Bond Fund
VT Index Asset Allocation Fund	VT Opportunity Fund†
VT International Equity Fund	VT Small Cap Growth Fund
An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage Social Sustainability FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.
Not part of the annual report.

2 Wells Fargo Advantage Money Market Funds	Letter to Shareholders
Karla M. Rabusch,
President
Wells Fargo Advantage Funds
For the 11-month period, taxable securities, especially credit, performed relatively well, benefiting from growing economic activity, low interest rates, and improving fiscal conditions for state and local governments.
Dear Valued Shareholder,
We are pleased to provide you with this annual report for the Wells Fargo Advantage Money Market Funds for the 11-month period that ended January 31, 2011.
During this period, most sectors of the U.S. bond markets recorded healthy total returns, with interest income, rather than capital appreciation, accounting for the bulk of those returns—the defining characteristic of what might be called the “income phase” of the investment cycle. Going into 2011, the fixed-income markets may have been entering the second year of what could be an unusually extended income phase. The income phase is characterized by relatively stable short-term interest rates, relatively small movements in bond yields, and steep yield curves. Those exceptionally steep yield curves were a major influence on total returns over the course of 2010. Relatively generous yields for mid- to lower-quality instruments were the second major influence on total returns in 2010. Those two elements are expected to remain the primary determinants of investment returns in fixed income in 2011.
For the 11-month period, taxable securities, especially corporate bonds, performed relatively well, benefiting from growing economic activity, low interest rates, and improving fiscal conditions for state and local governments. While there were certainly signs of improvement across the financial landscape, several headwinds remained—especially overseas—prompting many investors to continue to seek the liquidity offered by money market funds.
Investor confidence improved as several uncertainties faded.
Entering 2010, investors appeared to have been less concerned with the risks of a possibly deepening recession and more concerned with the potential for higher interest rates. During the first seven months of 2010, however, short-term interest rates essentially remained unchanged, or even fell, across the U.S. Treasury and municipal curves in the face of several macroeconomic headwinds. Notably, the impact of the sovereign debt crisis that affected Greece in the spring and Ireland in the fall dampened some of the early-year momentum. In addition, regulatory reforms, midterm elections in the U.S., and mixed economic data contributed to the uncertainty. However, during the fourth quarter, some of the uncertainty was offset by actions taken by the European Central Bank and the International Monetary Fund, which appeared determined to address the sovereign debt concerns facing members of the European Economic and Monetary Union. In the U.S., the Federal Reserve introduced another round of quantitative easing in November, and the country moved past its midterm elections, which, at the very least, provided some clarity around the direction of tax policy and regulations.
Various regulatory and legislative actions defined the money market landscape throughout the period.
On January 27, 2010, the Securities and Exchange Commission approved amendments to Rule 2a-7, the section of the Investment Company Act that governs money market funds. These changes shortened the maximum weighted average maturity of money market funds, restricted the use of Second Tier and illiquid securities, required firms to periodically stress-test their funds, and set standards for the percentage of a fund’s assets that must be invested in highly liquid securities.

Letter to Shareholders	Wells Fargo Advantage Money Market Funds 3
These changes had been communicated in advance and were well known throughout the money market fund industry. While these amendments may have induced money market managers to focus on shorter maturities—increasing demand for securities that meet the new requirements—we saw a relatively smooth transition across the marketplace. In our opinion, our funds were well positioned to accommodate the terms of the new regulations.
On July 16, 2010, the Senate passed the Restoring American Financial Stability Act of 2010, also known as the “Dodd-Frank bill.” Among the many provisions in this bill are special oversight of systematically significant firms, an increase in the deposit insurance ceiling, regulation of derivatives contracts, and provisions limiting and regulating bank and hedge fund activities. From the perspective of money market funds, the most closely watched provisions of the bill dealt with repurchase agreements. After several in-depth discussions that would have notably altered certain mechanics of the repurchase agreement marketplace, it appears that the bill left that area essentially unchanged.
The Federal Reserve, determined to keep the U.S. economy away from a double-dip recession, announced another round of quantitative easing on November 3. Commonly referred to as “QE2,” this renewed effort to stimulate economic growth focused on the Fed’s purchases of another $600 billion of Treasury securities over a period of eight months. Initially, prices fell and yields across most bond markets increased. Treasury bill yields were among the most significantly affected, as investors worried about increased demand in a market already characterized by low supply. However, the market did stabilize during the last months of 2010 and into 2011, buoyed by improving economic data and further confirmation from the Fed that monetary policy would remain unchanged for the foreseeable future.
As the economic environment continues to gain momentum, expansion may be approaching.
The U.S. economy appears poised to move into a sustainable expansionary phase, with several key economic indicators trending upward, including gross domestic product, which grew by an annualized rate of 3.2% in the fourth quarter. Specific to municipals, states continued to focus on their budgets, which have come under great pressure and scrutiny over the past few years. As the economy has recovered, many state revenues have begun to stabilize, with some even improving, helping to alleviate some of the concerns around state finances. However, other parts of the economy remained below the levels needed to accelerate economic growth. Among the data being most closely monitored by policymakers were the rates of inflation and of unemployment. The regulatory environment has continued to evolve, and monetary policy seems unlikely to shift before the second half of 2011. In light of the varying credit risks, we continue to remain cautiously optimistic—just as we were throughout 2010—but with even more of a focus on maintaining liquidity in a tighter regulatory environment and a potentially rising-interest-rate environment.
In light of the varying credit risks, we continue to remain cautiously optimistic—just as we were throughout 2010—but with even more of a focus on maintaining liquidity in a tighter regulatory environment and a potentially rising-interest-rate environment.

4 Wells Fargo Advantage Money Market Funds	Letter to Shareholders
Thank you for choosing Wells Fargo Advantage Funds®. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222, 24 hours a day, 7 days a week. You may also visit our website at www.wellsfargo.com/advantagefunds.
Sincerely,

Karla M. Rabusch
President
Wells Fargo Advantage Funds

Money Market Overview	Wells Fargo Advantage Money Market Funds 5
Money Market Overview
This portfolio manager commentary for the Wells Fargo Advantage Money Market Funds covers the fiscal year ended January 31, 2011.
Overview
This period was one of significant regulatory change in the wake of the financial crisis that began in 2007, and money market funds were one focus of these changes. In late January 2010, the Securities and Exchange Commission adopted amendments to Rule 2a-7 of the Investment Company Act, which governs the operations of money market funds. Effective May 5, 2010, the rule changes were designed to “increase the resilience of these funds to economic stresses and reduce the risks of runs on the funds,” as well as to “improve liquidity, increase credit quality, and shorten maturity limits.” The changes were also intended to enhance disclosures to fund shareholders.
The combination of new requirements for minimum liquidity positions and shorter weighted average maturities; a new weighted average final maturity restriction; and a requirement that funds be periodically tested for their ability to withstand stressful scenarios reinforced conservative investing practices across the broader industry. Since our security selection and portfolio management practices have long emphasized conservative investment choices, we found that little change was needed in our day-to-day investing practices.
Prime money market funds
The period began on a relatively calm note, with money market rates at record post-war lows. The target for the federal funds rate remained at 0% to 0.25%, where it has been set since December 2008. On February 28, 2010, yields on 30-day dealer-placed commercial paper were below 0.20%, while the three-month London Interbank Offered Rate (LIBOR) stood at 0.25%. The LIBOR yield curve was positively sloped, with the six-month rate at 0.39% and the 12-month rate at 0.83%. There were certainly changes afoot on the regulatory front, as money fund managers contemplated not only the recently adopted amendments to Rule 2a-7, but also potential changes to bank regulation worldwide and financial reforms being discussed by the U.S. Congress. Still, it was generally felt that the credit environment was improving, and rates and yield spreads reflected this sentiment. In the background, however, events were beginning to take shape that would once again shake the money markets.
In January 2010, Greece announced a stability program aimed at reducing its budget deficit from 12.7% of gross domestic product (GDP) in 2009 to 2.8% in 2012. As the various groups affected by the stability program resisted, potential buyers of Greece’s debt backed away, and the potential for a default increased. By April, eurozone leaders had agreed to a joint support package with the International Monetary Fund, but political considerations cast the plan into uncertainty. The downgrade of Greek sovereign debt to junk status exacerbated the situation.
For money market funds, Greece itself did not pose much of a problem, since few, if any, U.S. money market funds appeared to have direct exposure to Greek sovereign debt; but as with every credit event since 2007, the fear of contagion loomed large. There were questions about which banks may have direct exposure to Greece and whether a similar problem could confront other European nations. All of the nations on Europe’s periphery came under stress, with Ireland finally

6 Wells Fargo Advantage Money Market Funds	Money Market Overview
seeking assistance in November. As credit quality of the peripheral countries came under stress, so did the banks headquartered in those countries. Where once banks benefited from the implied sovereign support, as the credit quality of those countries came to be questioned, association with them became a negative for the banks.
This led to an unexpected surge in the yields paid by European banks and was reflected in the LIBOR settings. While the effective federal funds rate remained anchored below 0.25% for the entire period, by the end of May, three-month LIBOR had climbed to over 0.50%, six-month LIBOR to 0.75%, and the one-year rate reached nearly 1.25%.
By the end of the summer, credit concerns became more focused on specific institutions and countries and, while the fear of contagion was still present, the broader market regained confidence and yields came back down. By the end of August, three-month LIBOR had dropped to below 0.30%. Longer-term money market rates also declined but not as much or as quickly as those on shorter-dated instruments. While investors seemed to regain some confidence, at least some were, like us, reluctant to jump in with both feet.
Implementing a portfolio strategy that emphasizes maintaining both a stable $1.00 net asset value (NAV) and sufficient liquidity to meet shareholder redemptions has meant that our portfolios have tended to be comparatively short maturities and higher in liquidity than many comparable funds. We feel this type of posture also serves our shareholders well in times of uncertainty when it comes to credit quality, as the assets in our funds may not be as exposed to price volatility stemming from credit spread widening. While we selectively added to some longer-dated securities as opportunities presented themselves, especially in the form of adjustable-rate securities, we remain ever mindful that changes in the level of interest rates often occur unexpectedly, as they did this past summer. As bank issuers were pressured by their regulators to obtain longer-term funding, our desire for shorter-dated investments led us to other sectors of the money markets. We found asset-backed commercial paper issuers more accommodative in issuing paper with maturities of one month and less, and that security type comprised a significant portion of our portfolios. Likewise, the one- and seven-day demand features available on municipal variable-rate demand notes made this sector an attractive investment, especially since at these low levels, the yields were competitive with taxable investments on a before-tax basis. As always, we placed a particular emphasis on what we saw as issuers of superior credit quality.
U.S. government money market funds
In a manner similar to the prime money markets, the market for U.S. government-sponsored enterprise (GSE) securities began the period on a relatively calm note. The amount of outstanding supply had leveled off after a precipitous decline during the previous fiscal year. As of February 28, 2010, the yield on three-month GSE discount notes stood at 0.14%, while the yields on six- and 12-month discount notes were 0.21% and 0.39%, respectively.
As we approached mid-spring, however, yields on GSE discount notes began to rise, following the general pattern of interest rates. The events that had been unfolding in Europe (see discussion in the “Prime money market funds” section above) drove yields for a multitude of different security types higher. The rise in yields on GSE

Money Market Overview	Wells Fargo Advantage Money Market Funds 7
discount notes was somewhat muted, however, as demand for this security type increased just as the demand for bank paper and commercial paper waned.
As summer approached, yields plummeted in the face of the June quarter-end. The demand for very liquid government securities, including GSE discount notes, increased substantially in mid-June as it seemed investors scrambled to get fully invested prior to June 30. At the same time, broker/dealers were reducing their balance sheets, prompting the supply of suitable securities available for purchase to noticeably decline. Most of the demand was for securities maturing three-months and earlier: after reaching a peak of 0.21% in late May, the yield on three-month discount notes fell to 0.13% by late June.
In July, results of the European stress tests were released, instilling market participants with confidence. With the resurgence in market confidence, investors who had been favoring securities with shorter tenures began to extend further out on the maturity spectrum, taking advantage of a positively sloped yield curve. As a result, yield curves flattened, with the spread in yield between three-month and 12-month discount notes narrowing from 0.33% to 0.15% by month-end.
The remainder of the period was relatively benign, with some volatility created by events in the U.S. Treasury bill (T-bill) market that will be discussed in the following section. Those events were not enough to create meaningful differences in the shape of the GSE discount note curve or the absolute level of yields.
Our portfolio strategy continues to emphasize maintaining both a stable $1.00 NAV and adequate liquidity to meet shareholder redemptions. To achieve these goals, we have maintained a shorter weighted average maturity and higher degree of liquidity than most of our peers.
U.S. Treasury funds
The beginning of the period was characterized by increasing supply. In February 2010, Congress voted to increase the debt ceiling limit, which allowed the reintroduction of the Supplementary Financing Program (SFP). Under the SFP, the U.S. Treasury issues T-bills, and the proceeds are invested at the Treasury’s account at the Federal Reserve; this, in turn, reduces the amount of excess reserves in the banking system. The increase in supply, coupled with an overall increase in general market interest rates, drove T-bill yields higher into May. The yield on three-month T-bills, which was as low as 0.03% in January 2010, was 0.16% by early May.
The developments in European peripheral countries (discussed in the “Prime money market funds” section above) had a substantial impact in the T-bill market during the late spring and early summer. Concerns over Europe prompted a flight to quality by investors into Treasury securities, especially further out on the yield curve. Demand for T-bills maturing in one-year was noticeably higher. T-bills maturing in the three- to six-month part of the curve were also in demand but not to the same extent, causing the yield curve to flatten.
While the situation in Europe seemed to stabilize in mid-summer, volatility remained in the T-bill market as other factors took hold. Growth in the U.S. economy, while positive, remained sluggish, giving rise to the idea that the Federal Reserve would initiate another round of quantitative easing. Dubbed “QE2,” the intent of the initiative was to spur economic growth by keeping interest rates low. In doing so, the Federal Reserve would ultimately reduce the overall supply of Treasury securities in the marketplace by purchasing a set amount at

8 Wells Fargo Advantage Money Market Funds	Money Market Overview
regularly scheduled intervals. These purchases would not include T-bills, but they would keep demand for T-bills high, as the availability of longer-dated Treasury securities would decline. QE2 was officially announced at the November 2–3 meeting of the Federal Open Market Committee (FOMC).
The second factor that ultimately kept yields on T-bills from going higher was the expectation that the SFP would again be substantially reduced due to the impending encroachment of the debt ceiling limit. Talk of this began early in the fourth quarter of 2010 and immediately caused huge demand for T-bills, driving yields lower. While the demand intuitively made sense, it was so pronounced and immediate that yields got too low and sellers emerged, ultimately increasing yields for a time. The U.S. Treasury did, in fact, announce late in January 2011 that the SFP would be reduced to $5 billion from $200 billion.
Similar to the U.S. government funds, we have continued to maintain a shorter weighted average maturity and higher degree of liquidity than most of our peers.
Municipal funds
Over the period, the municipal money market industry experienced a continuation of many of the major themes we saw in 2009. The market continued to contend with a steady reduction in money-fund-eligible paper, especially variable-rate demand notes. The market also continued to face low absolute yields, as the Federal Reserve’s commitment to near-zero interest rates for an extended period of time effectively put a ceiling on municipal money market yields. Ultimately, the combination of low municipal money market returns and an increase in investor appetite for risk led to another period of outflows from municipal money market funds into other asset classes.
The lack of supply of eligible securities remained a major factor for municipal money market funds over the period. In particular, the variable-rate demand note market continued to grapple with consolidation in providers of liquidity facilities and letters of credit in the aftermath of the credit crisis. The dearth in supply of these enhancers was exacerbated by continued uncertainty surrounding new regulation in the financial services sector. As the number of credit enhancement providers continued to contract, the fees associated with the credit facilities they provide increased substantially. The combination of higher short-term costs and historically low rates in the long-term markets continued to encourage many issuers to finance outside of money market range. This was evident in the new-issue variable-rate demand note market, where issuance amounted to roughly $23.6 billion in 2010, down 29% from $33.1 billion in 2009. The new-issue activity in 2010 was less than half of the $52 billion per-year average from 2004 to 2007 and was down more than 80% from the 2008 peak. The downward trend in issuance carried over into 2011, where a mere $130 million in new variable-rate demand notes were issued in January, versus $587 million in the first month of 2010.
The lack of short-term supply continued to put downward pressure on yields throughout the period. The scarcity of short-term products had an immediate impact on rates in January 2010, as heavy reinvestment demand led the Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index1 to fall to an all-time low of 0.15% on January 6, 2010. SIFMA would reset in an extremely narrow range for the first few weeks of the year and closed at 0.20% on both January 27, 2010 and February 24, 2010. As the year progressed, the index drifted to a slightly higher yet still narrow range between 0.25% and 0.30%,

Money Market Overview	Wells Fargo Advantage Money Market Funds 9
as diminishing supply was offset by declining asset levels in municipal money market funds. Demand for variable-rate demand notes from crossover investors intensified at mid-year, as the securities were seen as an attractive option to help satisfy the newly adopted SEC Rule 2a-7 daily and liquidity requirements for money market funds. However, a combination of a broader municipal market sell-off, due in part to the expiration of the Build America Bond program and traditional year-end pressures, resulted in the SIFMA index hitting a 12-month high of 0.34% on December 29. Nevertheless, the downward pressure on rates resumed in 2011, as early-month cash inflows helped to push the index down to 0.23% on January 5. Eventually, as initial demand receded, the index finished the month at 0.29%.
As in 2009, the combination of supply constraints and low absolute yields during the period prompted continued outflows from municipal money market funds. Municipal money market assets fell to $388 billion on January 27, 2010, down 2.4% from $398 billion on December 29, 2009, and fell another $8 billion to $380 billion by February 24, 2010. Overall, municipal money market funds experienced a decline in assets of almost $70 billion, or 18%, for the 2010 calendar year. After experiencing heavy cash inflows the first week of 2011, the redemption trend continued, and municipal money market assets fell to $324 billion on January 26, 2011, down $64 billion from the same period in 2010.
In light of our portfolio managers’ expectations that 2011 will, in many ways, mirror the conditions we have seen over the past two years, we feel that it remains prudent to continue focusing on maintaining relatively short weighted average maturities in our portfolios, with an emphasis on high levels of daily and weekly liquidity. Accordingly, we will target our investments on daily and weekly floating-rate and variable-rate demand notes for liquidity purposes. And while supply constraints may continue to be a factor in 2011, we feel that portfolios composed of highly rated, short-term variable-rate demand notes will best allow us to achieve our principal goals of providing liquidity and ensuring price stability in our funds.
Strategic outlook
At the start of the new fiscal year, we believe that the potential for change on a number of fronts remains high. While things have calmed somewhat on the bank credit front, fundamental issues have not fully been resolved, and confidence remains fairly fragile. The money market fund industry has largely adapted to the new requirements of Rule 2a-7, but other significant changes that would affect money funds are being discussed by regulators. Among these are the money market reform options laid out in the October 2010 Report of the President’s Working Group on Financial Markets, which could, if adopted, have far-reaching consequences for money funds. And the effects of more recently adopted regulatory and legislative changes—including not only Rule 2a-7 but also guidelines for bank capital and liquidity standards set out in Basel III, as well as the sweeping changes of the Dodd-Frank Act—remain largely unknown. In the face of these changes, we remain confident that our portfolio strategy, with its focus on capital preservation and portfolio liquidity, will hopefully enable our funds to continue to meet shareholder expectations.

1.	The Securities Industry and Financial Markets Association Municipal Swap Index, produced by Municipal Market Data, is a 7-day high-grade market index comprised of tax-exempt Variable Rate Demand Obligations from Money Market Data’s extensive database.

10 Wells Fargo Advantage Money Market Funds	Performance Highlights (Unaudited)
Wells Fargo Advantage Cash Investment Money Market Fund
INVESTMENT OBJECTIVE
The Fund seeks current income, while preserving capital and liquidity.
INVESTMENT ADVISER
Wells Fargo Funds Management, LLC.
SUB-ADVISER
Wells Capital Management Incorporated
PORTFOLIO MANAGERS
David D. Sylvester
Laurie White
FUND INCEPTION
October 14, 1987

WEIGHTED AVERAGE MATURITY[2]
(AS OF JANUARY 31, 2011)
23 Days

WEIGHTED AVERAGE FINAL MATURITY[3]
(AS OF JANUARY 31, 2011)
49 Days

1.	Portfolio composition and effective maturity distribution are subject to change and are calculated based on the total investments of the Fund. Effective maturity distribution is based on the weighted average maturity of each security.

2.	Weighted Average Maturity (WAM): WAM calculates an average time to maturity of all of the securities held in the portfolio, weighted by each security’s percentage of net assets. The calculation takes into account the final maturity of a fixed-income security and the interest rate reset date for floating-rate securities held in the portfolio. This is a way to measure a fund’s sensitivity to potential interest rate changes.

3.	Weighted Average Final Maturity (WAFM): WAFM calculates a fund’s average time to maturity for all of the securities held in the portfolio, weighted to their percentage of assets in the fund. In contrast to WAM, the WAFM calculation takes into account the final maturity date for each security held in the portfolio. This is a way to measure a fund’s potential sensitivity to credit spread changes.

Performance Highlights (Unaudited)	Wells Fargo Advantage Money Market Funds 11
Wells Fargo Advantage Cash Investment Money Market Fund (continued)
AVERAGE ANNUAL TOTAL RETURN4 (%) (AS OF JANUARY 31, 2011)

						Expense Ratios[5]
	Inception Date	6 Month*	1 Year	5 Year	10 Year	Gross	Net[6]
Administrator Class (WFAXX)	07/31/2003	0.02	0.04	2.51	2.28	0.36%	0.35%
Institutional Class (WFIXX)	11/08/1999	0.08	0.15	2.65	2.44	0.24%	0.20%
Select Class (WFQXX)	06/29/2007	0.11	0.22	2.70	2.46	0.20%	0.13%
Service Class (NWIXX)	10/14/1987	0.01	0.01	2.38	2.17	0.54%	0.50%

*	Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY[7]	Administrator	Institutional	Select	Service
(AS OF JANUARY 31, 2011)	Class	Class	Class	Class
7-Day Current Yield	0.01%	0.12%	0.19%	0.01%
7-Day Compound Yield	0.01%	0.12%	0.19%	0.01%
30-Day Simple Yield	0.01%	0.12%	0.19%	0.01%
30-Day Compound Yield	0.01%	0.12%	0.19%	0.01%
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available at the Fund’s Web site — www.wellsfargo.com/advantagefunds.
Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.
An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

4.	Performance shown for the Administrator Class shares prior to its inception reflects the performance of the Service Class shares, and includes the higher expenses applicable to the Service Class shares. If these expenses had not been included, returns would be higher. Performance shown for the Select Class shares prior to its inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns would be higher.

5.	Reflects the expense ratios as stated in the September 1, 2010 prospectuses.

6.	The investment adviser has committed through July 11, 2013 for Administrator Class and June 30, 2011 for Institutional Class, Service Class and Select Class to waive fees and/or reimburse expenses to the extent necessary to maintain the contractual expense ratios shown, excluding acquired fund fees and certain other expenses. Without these reductions, the Fund’s returns would have been lower.

7.	The investment adviser has committed through July 11, 2013 for Administrator Class and June 30, 2011 for Institutional Class, Select Class and Service Class to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.02)%, 0.09%, 0.13%, and (0.20)% for Administrator Class, Institutional Class, Select Class, and Service Class, respectively.

12 Wells Fargo Advantage Money Market Funds	Performance Highlights (Unaudited)
Wells Fargo Advantage Government Money Market Fund
INVESTMENT OBJECTIVE
The Fund seeks current income, while preserving capital and liquidity.
INVESTMENT ADVISER
Wells Fargo Funds Management, LLC.
SUB-ADVISER
Wells Capital Management Incorporated
PORTFOLIO MANAGERS
David D. Sylvester
Laurie White
FUND INCEPTION
November 16, 1987

WEIGHTED AVERAGE MATURITY[2]
(AS OF JANUARY 31, 2011)
31 Days

WEIGHTED AVERAGE FINAL MATURITY[3]
(AS OF JANUARY 31, 2011)
80 Days

1.	Portfolio composition and effective maturity distribution are subject to change and are calculated based on the total investments of the Fund. Effective maturity distribution is based on the weighted average maturity of each security.

2.	Weighted Average Maturity (WAM): WAM calculates an average time to maturity of all of the securities held in the portfolio, weighted by each security’s percentage of net assets. The calculation takes into account the final maturity of a fixed-income security and the interest rate reset date for floating-rate securities held in the portfolio. This is a way to measure a fund’s sensitivity to potential interest rate changes.

3.	Weighted Average Final Maturity (WAFM): WAFM calculates a fund’s average time to maturity for all of the securities held in the portfolio, weighted to their percentage of assets in the fund. In contrast to WAM, the WAFM calculation takes into account the final maturity date for each security held in the portfolio. This is a way to measure a fund’s potential sensitivity to credit spread changes.

Performance Highlights (Unaudited)	Wells Fargo Advantage Money Market Funds 13
Wells Fargo Advantage Government Money Market Fund (continued)
AVERAGE ANNUAL TOTAL RETURN4 (%) (AS OF JANUARY 31, 2011)

						Expense Ratios[5]
	Inception Date	6 Month*	1 Year	5 Year	10 Year	Gross	Net[6]
Administrator Class (WGAXX)	07/31/2003	0.01	0.01	2.27	2.12	0.37%	0.35%
Institutional Class (GVIXX)	07/28/2003	0.02	0.03	2.38	2.21	0.25%	0.20%
Service Class (NWGXX)	11/16/1987	0.01	0.01	2.17	2.03	0.54%	0.50%

*	Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY[7]	Administrator	Institutional	Service
(AS OF JANUARY 31, 2011)	Class	Class	Class
7-Day Current Yield	0.01%	0.01%	0.01%
7-Day Compound Yield	0.01%	0.01%	0.01%
30-Day Simple Yield	0.01%	0.01%	0.01%
30-Day Compound Yield	0.01%	0.01%	0.01%
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available at the Fund’s Web site — www.wellsfargo.com/advantagefunds.
Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.
An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. The U.S. Government guarantee applies to certain of the underlying securities held by the Fund and not to shares of the Fund itself.

4.	Performance shown for the Administrator Class and Institutional Class shares prior to their inception reflects the performance of the Service Class shares, and includes the higher expenses applicable to the Service Class shares. If these expenses had not been included, returns would be higher.

5.	Reflects the expense ratios as stated in the September 1, 2010 prospectuses.

6.	The investment adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain the contractual expense ratios shown, excluding acquired fund fees and certain other expenses. Without these reductions, the Fund’s returns would have been lower.

7.	The investment adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.13)%, (0.02)%, and (0.30)% for Administrator Class, Institutional Class, and Service Class, respectively.

14 Wells Fargo Advantage Money Market Funds	Performance Highlights (Unaudited)
Wells Fargo Advantage Heritage Money Market Fund
INVESTMENT OBJECTIVE
The Fund seeks current income, while preserving capital and liquidity.
INVESTMENT ADVISER
Wells Fargo Funds Management, LLC.
SUB-ADVISER
Wells Capital Management Incorporated
PORTFOLIO MANAGERS
David D. Sylvester
Laurie White
FUND INCEPTION
June 29, 1995

WEIGHTED AVERAGE MATURITY[2]
(AS OF JANUARY 31, 2011)
21 Days

WEIGHTED AVERAGE FINAL MATURITY[3]
(AS OF JANUARY 31, 2011)
46 Days

1.	Portfolio composition and effective maturity distribution are subject to change and are calculated based on the total investments of the Fund. Effective maturity distribution is based on the weighted average maturity of each security.

2.	Weighted Average Maturity (WAM): WAM calculates an average time to maturity of all of the securities held in the portfolio, weighted by each security’s percentage of net assets. The calculation takes into account the final maturity of a fixed-income security and the interest rate reset date for floating-rate securities held in the portfolio. This is a way to measure a fund’s sensitivity to potential interest rate changes.

3.	Weighted Average Final Maturity (WAFM): WAFM calculates a fund’s average time to maturity for all of the securities held in the portfolio, weighted to their percentage of assets in the fund. In contrast to WAM, the WAFM calculation takes into account the final maturity date for each security held in the portfolio. This is a way to measure a fund’s potential sensitivity to credit spread changes.

Performance Highlights (Unaudited)	Wells Fargo Advantage Money Market Funds 15
Wells Fargo Advantage Heritage Money Market Fund (continued)
AVERAGE ANNUAL TOTAL RETURN4 (%) (AS OF JANUARY 31, 2011)

						Expense Ratios[5]
	Inception Date	6 Month*	1 Year	5 Year	10 Year	Gross	Net[6]
Administrator Class (SHMXX)	06/29/1995	0.01	0.03	2.49	2.26	0.36%	0.35%
Institutional Class (SHIXX)	03/31/2000	0.07	0.13	2.64	2.44	0.24%	0.20%
Select Class (WFJXX)	06/29/2007	0.11	0.20	2.69	2.46	0.19%	0.13%
Service Class (WHTXX)	06/30/2010	0.01	0.01	2.49	2.25	0.53%	0.43%

*	Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY[7]	Administrator	Institutional	Select	Service
(AS OF JANUARY 31, 2011)	Class	Class	Class	Class
7-Day Current Yield	0.01%	0.11%	0.18%	0.01%
7-Day Compound Yield	0.01%	0.11%	0.18%	0.01%
30-Day Simple Yield	0.01%	0.11%	0.18%	0.01%
30-Day Compound Yield	0.01%	0.11%	0.18%	0.01%
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available at the Fund’s Web site — www.wellsfargo.com/advantagefunds.
Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.
An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

4.	Performance shown for the Select Class shares prior to its inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns would be higher. Performance shown for the Service Class shares prior to its inception reflects the performance of the Administrator Class shares, and includes the higher expenses that are applicable to Administrator Class shares. If these expenses had not been included, returns would be higher.

5.	Reflects the expense ratios as stated in the July 1, 2010 prospectus for Select Class, and the September 1, 2010 prospectuses for Administrator Class, Institutional Class and Service Class.

6.	The investment adviser has committed through July 8, 2013 for Select Class and July 11, 2013 for Administrator Class, Institutional Class and Service Class to waive fees and/or reimburse expenses to the extent necessary to maintain the contractual expense ratios shown, excluding acquired fund fees and certain other expenses. Without these reductions, the Fund’s returns would have been lower.

7.	The investment adviser has committed through July 8, 2013 for Select Class and July 11, 2013 for Administrator Class, Institutional Class and Service Class to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.03)%, 0.09%, 0.13%, and (0.20)% for Administrator Class, Institutional Class, Select Class, and Service Class, respectively.

16 Wells Fargo Advantage Money Market Funds	Performance Highlights (Unaudited)
Wells Fargo Advantage Money Market Fund
INVESTMENT OBJECTIVE
The Fund seeks current income, while preserving capital and liquidity.
INVESTMENT ADVISER
Wells Fargo Funds Management, LLC.
SUB-ADVISER
Wells Capital Management Incorporated
PORTFOLIO MANAGERS
David D. Sylvester
Laurie White
FUND INCEPTION
July 1, 1992

WEIGHTED AVERAGE MATURITY[2]
(AS OF JANUARY 31, 2011)
24 Days

WEIGHTED AVERAGE FINAL MATURITY[3]
(AS OF JANUARY 31, 2011)
49 Days

1.	Portfolio composition and effective maturity distribution are subject to change and are calculated based on the total investments of the Fund. Effective maturity distribution is based on the weighted average maturity of each security.

2.	Weighted Average Maturity (WAM): WAM calculates an average time to maturity of all of the securities held in the portfolio, weighted by each security’s percentage of net assets. The calculation takes into account the final maturity of a fixed-income security and the interest rate reset date for floating-rate securities held in the portfolio. This is a way to measure a fund’s sensitivity to potential interest rate changes.

3.	Weighted Average Final Maturity (WAFM): WAFM calculates a fund’s average time to maturity for all of the securities held in the portfolio, weighted to their percentage of assets in the fund. In contrast to WAM, the WAFM calculation takes into account the final maturity date for each security held in the portfolio. This is a way to measure a fund’s potential sensitivity to credit spread changes.

Performance Highlights (Unaudited)	Wells Fargo Advantage Money Market Funds 17
Wells Fargo Advantage Money Market Fund (continued)
AVERAGE ANNUAL TOTAL RETURN4 (%) (AS OF JANUARY 31, 2011)

						Expense Ratios[5]
	Inception Date	6 Month*	1 Year	5 Year	10 Year	Gross	Net[6]
Service Class (WMOXX)	06/30/2010	0.01	0.01	2.28	1.96	0.73%	0.50%

*	Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY[7]	Service
(AS OF JANUARY 31, 2011)	Class
7-Day Current Yield	0.01%
7-Day Compound Yield	0.01%
30-Day Simple Yield	0.01%
30-Day Compound Yield	0.01%
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available at the Fund’s Web site — www.wellsfargo.com/advantagefunds.
Service Class shares are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.
An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

4.	Performance shown for the Service Class shares prior to its inception reflects the performance of the Investor Class shares, and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher.

5.	Reflects the expense ratios as stated in the September 1, 2010 prospectuses.

6.	The investment adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain the contractual expense ratios shown, excluding acquired fund fees and certain other expenses. Without these reductions, the Fund’s returns would have been lower.

7.	The investment adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.40)% for Service Class.

18 Wells Fargo Advantage Money Market Funds	Performance Highlights (Unaudited)
Wells Fargo Advantage Prime Investment Money Market Fund
INVESTMENT OBJECTIVE
The Fund seeks current income, while preserving capital and liquidity.
INVESTMENT ADVISER
Wells Fargo Funds Management, LLC.
SUB-ADVISER
Wells Capital Management Incorporated
PORTFOLIO MANAGERS
David D. Sylvester
Laurie White
FUND INCEPTION
September 2, 1998
WEIGHTED AVERAGE MATURITY2
(AS OF JANUARY 31, 2011)
18 Days
WEIGHTED AVERAGE FINAL MATURITY3
(AS OF JANUARY 31, 2011)
40 Days

1.	Portfolio composition and effective maturity distribution are subject to change and are calculated based on the total investments of the Fund. Effective maturity distribution is based on the weighted average maturity of each security.

2.	Weighted Average Maturity (WAM): WAM calculates an average time to maturity of all of the securities held in the portfolio, weighted by each security’s percentage of net assets. The calculation takes into account the final maturity of a fixed-income security and the interest rate reset date for floating-rate securities held in the portfolio. This is a way to measure a fund’s sensitivity to potential interest rate changes.

3.	Weighted Average Final Maturity (WAFM): WAFM calculates a fund’s average time to maturity for all of the securities held in the portfolio, weighted to their percentage of assets in the fund. In contrast to WAM, the WAFM calculation takes into account the final maturity date for each security held in the portfolio. This is a way to measure a fund’s potential sensitivity to credit spread changes.

Performance Highlights (Unaudited)	Wells Fargo Advantage Money Market Funds 19
Wells Fargo Advantage Prime Investment Money Market Fund (continued)
AVERAGE ANNUAL TOTAL RETURN4 (%) (AS OF JANUARY 31, 2011)

						Expense Ratios[5]
	Inception Date	6 Month*	1 Year	5 Year	10 Year	Gross	Net[6]
Institutional Class (PIIXX)	07/28/2003	0.07	0.14	2.59	2.30	0.24%	0.20%
Service Class (NWRXX)	09/02/1998	0.01	0.01	2.30	2.07	0.55%	0.55%

*	Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY[7]	Institutional	Service
(AS OF JANUARY 31, 2011)	Class	Class
7-Day Current Yield	0.12%	0.01%
7-Day Compound Yield	0.12%	0.01%
30-Day Simple Yield	0.11%	0.01%
30-Day Compound Yield	0.11%	0.01%
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available at the Fund’s Web site — www.wellsfargo.com/advantagefunds.
Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.
An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

4.	Performance shown for the Institutional Class shares prior to its inception reflects the performance of the Service Class shares, and includes the higher expenses applicable to the Service Class shares. If these expenses had not been included, returns would be higher.

5.	Reflects the expense ratios as stated in the September 1, 2010 prospectuses.

6.	The investment adviser has committed through June 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to maintain the contractual expense ratios shown, excluding acquired fund fees and certain other expenses. Without these reductions, the Fund’s returns would have been lower.

7.	The investment adviser has committed through June 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been 0.08% and (0.21)% for Institutional Class and Service Class, respectively.

20 Wells Fargo Advantage Money Market Funds	Performance Highlights (Unaudited)
Wells Fargo Advantage Treasury Plus Money Market Fund
INVESTMENT OBJECTIVE
The Fund seeks current income, while preserving capital and liquidity.
INVESTMENT ADVISER
Wells Fargo Funds Management, LLC.
SUB-ADVISER
Wells Capital Management Incorporated
PORTFOLIO MANAGERS
David D. Sylvester
Laurie White
FUND INCEPTION
October 1, 1985
WEIGHTED AVERAGE MATURITY2
(AS OF JANUARY 31, 2011)
12 Days
WEIGHTED AVERAGE FINAL MATURITY3
(AS OF JANUARY 31, 2011)
12 Days

1.	Portfolio composition and effective maturity distribution are subject to change and are calculated based on the total investments of the Fund. Effective maturity distribution is based on the weighted average maturity of each security.

2.	Weighted Average Maturity (WAM): WAM calculates an average time to maturity of all of the securities held in the portfolio, weighted by each security’s percentage of net assets. The calculation takes into account the final maturity of a fixed-income security and the interest rate reset date for floating-rate securities held in the portfolio. This is a way to measure a fund’s sensitivity to potential interest rate changes.

3.	Weighted Average Final Maturity (WAFM): WAFM calculates a fund’s average time to maturity for all of the securities held in the portfolio, weighted to their percentage of assets in the fund. In contrast to WAM, the WAFM calculation takes into account the final maturity date for each security held in the portfolio. This is a way to measure a fund’s potential sensitivity to credit spread changes.

Performance Highlights (Unaudited)	Wells Fargo Advantage Money Market Funds 21
Wells Fargo Advantage Treasury Plus Money Market Fund (continued)
AVERAGE ANNUAL TOTAL RETURN4 (%) (AS OF JANUARY 31, 2011)

						Expense Ratios[5]
	Inception Date	6 Month*	1 Year	5 Year	10 Year	Gross	Net[6]
Administrator Class (WTPXX)	03/31/2008	0.01	0.01	2.07	1.99	0.37%	0.35%
Institutional Class (PISXX)	08/11/1995	0.01	0.01	2.16	2.11	0.25%	0.20%
Service Class (PRVXX)	10/01/1985	0.01	0.01	1.99	1.89	0.54%	0.45%

*	Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY[7]	Administrator	Institutional	Service
(AS OF JANUARY 31, 2011)	Class	Class	Class
7-Day Current Yield	0.01%	0.01%	0.01%
7-Day Compound Yield	0.01%	0.01%	0.01%
30-Day Simple Yield	0.01%	0.01%	0.01%
30-Day Compound Yield	0.01%	0.01%	0.01%
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available at the Fund’s Web site — www.wellsfargo.com/advantagefunds.
Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.
An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. The U.S. Government guarantee applies to certain of the underlying securities held by the Fund and not to shares of the Fund itself.

4.	Performance shown for the Administrator Class shares prior to its inception reflects the performance of the Institutional Class shares, and is adjusted to reflect the higher expenses applicable to the Administrator Class.

5.	Reflects the expense ratios as stated in the September 1, 2010 prospectuses.

6.	The investment adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain the contractual expense ratios shown, excluding acquired fund fees and certain other expenses. Without these reductions, the Fund’s returns would have been lower.

7.	The investment adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.17)%, (0.06)%, and (0.34)% or Administrator Class, Institutional Class and Service Class, respectively.

22 Wells Fargo Advantage Money Market Funds	Performance Highlights (Unaudited)
Wells Fargo Advantage 100% Treasury Money Market Fund
INVESTMENT OBJECTIVE
The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.
INVESTMENT ADVISER
Wells Fargo Funds Management, LLC.
SUB-ADVISER
Wells Capital Management Incorporated
PORTFOLIO MANAGERS
David D. Sylvester
Laurie White
FUND INCEPTION
December 3, 1990
WEIGHTED AVERAGE MATURITY2
(AS OF JANUARY 31, 2011)
55 Days
WEIGHTED AVERAGE FINAL MATURITY3
(AS OF JANUARY 31, 2011)
55 Days

1.	Portfolio composition and effective maturity distribution are subject to change and are calculated based on the total investments of the Fund. Effective maturity distribution is based on the weighted average maturity of each security.

2.	Weighted Average Maturity (WAM): WAM calculates an average time to maturity of all of the securities held in the portfolio, weighted by each security’s percentage of net assets. The calculation takes into account the final maturity of a fixed-income security and the interest rate reset date for floating-rate securities held in the portfolio. This is a way to measure a fund’s sensitivity to potential interest rate changes.

3.	Weighted Average Final Maturity (WAFM): WAFM calculates a fund’s average time to maturity for all of the securities held in the portfolio, weighted to their percentage of assets in the fund. In contrast to WAM, the WAFM calculation takes into account the final maturity date for each security held in the portfolio. This is a way to measure a fund’s potential sensitivity to credit spread changes.

Performance Highlights (Unaudited)	Wells Fargo Advantage Money Market Funds 23
Wells Fargo Advantage 100% Treasury Money Market Fund (continued)
AVERAGE ANNUAL TOTAL RETURN4 (%) (AS OF JANUARY 31, 2011)

						Expense Ratios[5]
	Inception Date	6 Month*	1 Year	5 Year	10 Year	Gross	Net[6]
Administrator Class (WTRXX)	06/30/2010	0.01	0.01	1.90	1.81	0.55%	0.30%
Service Class (NWTXX)	12/03/1990	0.01	0.01	1.90	1.81	0.72%	0.50%

*	Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY[7]	Administrator	Service
(AS OF JANUARY 31, 2011)	Class	Class
7-Day Current Yield	0.01%	0.01%
7-Day Compound Yield	0.01%	0.01%
30-Day Simple Yield	0.01%	0.01%
30-Day Compound Yield	0.01%	0.01%
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available at the Fund’s Web site — www.wellsfargo.com/advantagefunds.
Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.
An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. The U.S. Government guarantee applies to certain of the underlying securities held by the Fund and not to shares of the Fund itself.

4.	Performance shown for the Administrator Class shares prior to its inception reflects the performance of the Service Class shares, and includes the higher expenses applicable to the Service Class shares. If these expenses had not been included, returns would be higher.

5.	Reflects the expense ratios as stated in the September 1, 2010 prospectuses.

6.	The investment adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain the contractual expense ratios shown, excluding acquired fund fees and certain other expenses. Without these reductions, the Fund’s returns would have been lower.

7.	The investment adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.36)% and (0.52)% for Administrator Class and Service Class, respectively.

24 Wells Fargo Advantage Money Market Funds	Fund Expenses (Unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2010 to January 31, 2011.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid	Net Annual
	08-01-2010	01-31-2011	During the Period[1]	Expense Ratio
Wells Fargo Advantage Cash Investment Money Market Fund
Administrator Class
Actual	$1,000.00	$1,000.16	$1.61	0.32%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.59	$1.63	0.32%
Institutional Class
Actual	$1,000.00	$1,000.79	$1.01	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02	0.20%
Select Class
Actual	$1,000.00	$1,001.14	$0.66	0.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.66	0.13%
Service Class
Actual	$1,000.00	$1,000.05	$1.76	0.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	$1.79	0.35%
Wells Fargo Advantage Government Money Market Fund
Administrator Class
Actual	$1,000.00	$1,000.05	$1.11	0.22%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$1.12	0.22%
Institutional Class
Actual	$1,000.00	$1,000.18	$1.01	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02	0.20%
Service Class
Actual	$1,000.00	$1,000.05	$1.11	0.22%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$1.12	0.22%

Fund Expenses (Unaudited)	Wells Fargo Advantage Money Market Funds 25

	Beginning	Ending
	Account Value	Account Value	Expenses Paid	Net Annual
	08-01-2010	01-31-2011	During the Period[1]	Expense Ratio
Wells Fargo Advantage Heritage Money Market Fund
Administrator Class
Actual	$1,000.00	$1,000.13	$1.61	0.32%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.59	$1.63	0.32%
Institutional Class
Actual	$1,000.00	$1,000.73	$1.01	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02	0.20%
Select Class
Actual	$1,000.00	$1,001.08	$0.66	0.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.66	0.13%
Service Class
Actual	$1,000.00	$1,000.05	$1.66	0.33%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	$1.68	0.33%
Wells Fargo Advantage Money Market Fund
Service Class
Actual	$1,000.00	$1,000.05	$1.76	0.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	$1.79	0.35%
Wells Fargo Advantage Prime Investment Money Market Fund
Institutional Class
Actual	$1,000.00	$1,000.73	$1.01	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02	0.20%
Service Class
Actual	$1,000.00	$1,000.06	$1.66	0.33%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	$1.68	0.33%
Wells Fargo Advantage Treasury Plus Money Market Fund
Administrator Class
Actual	$1,000.00	$1,000.05	$0.96	0.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	$0.97	0.19%
Institutional Class
Actual	$1,000.00	$1,000.08	$0.91	0.18%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.30	$0.92	0.18%
Service Class
Actual	$1,000.00	$1,000.05	$0.96	0.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	$0.97	0.19%
Wells Fargo Advantage 100% Treasury Money Market Fund
Administrator Class
Actual	$1,000.00	$1,000.08	$0.71	0.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.71	0.14%
Service Class
Actual	$1,000.00	$1,000.08	$0.71	0.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.71	0.14%

1.	Expenses paid is equal to each class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of days in the fiscal year (to reflect the one half year period).

26 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
CASH INVESTMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Government Agency Debt: 0.32%
$60,000,000	FHLMC±	0.18%	02/02/2012	$59,951,572

Total Government Agency Debt (Cost $59,951,572)				59,951,572

Certificates of Deposit: 18.36%
26,000,000	Abbey National Treasury Services	0.29	02/14/2011	26,000,000
181,000,000	Banco Bilbao Vizcaya Argentaria (London)	0.25	02/01/2011	181,000,000
135,000,000	Banco Del Estado De Chile	0.30	02/01/2011	135,000,000
52,000,000	Bank of Montreal	0.25	02/18/2011	52,000,000
76,000,000	Bank of Nova Scotia	0.29	03/08/2011	76,000,000
71,000,000	Bank of Nova Scotia	0.29	03/09/2011	71,000,000
48,500,000	Barclays Bank plc (New York)±	0.58	07/22/2011	48,500,000
105,000,000	Barclays Bank plc (New York)±	0.81	08/12/2011	105,000,000
49,000,000	Barclays Bank plc (New York)±	0.76	10/24/2011	49,000,000
50,000,000	Barclays Bank plc (New York)±	0.72	01/17/2012	50,000,000
113,000,000	Commerzbank (London)	0.22	02/02/2011	113,000,000
95,000,000	Cooperatieve Centrale Raiffeis	0.30	03/07/2011	95,000,000
154,000,000	Credit Agricole	0.24	02/07/2011	154,000,000
75,000,000	Credit Agricole	0.33	03/04/2011	75,000,000
159,000,000	Danske Bank AS (Copenhagen)	0.25	02/01/2011	159,000,000
86,000,000	Deutsche Bank AG (New York)	0.30	03/09/2011	86,000,000
190,000,000	Dexia Credit Local SA	0.35	02/02/2011	190,000,000
30,000,000	DG Bank AG	0.35	02/02/2011	30,000,000
65,000,000	DG Bank AG	0.40	02/16/2011	65,000,000
124,000,000	DG Bank AG	0.40	03/21/2011	124,000,000
42,000,000	HSBC Bank plc	0.25	02/01/2011	42,000,000
75,000,000	ING Bank NV (Amsterdam)	0.22	02/03/2011	75,000,000
199,000,000	KBC Bank of Belgium (Brussels)	0.22	02/01/2011	199,000,000
82,000,000	National Bank of Canada±	0.40	09/21/2011	82,000,000
133,000,000	National Bank of Canada±	0.43	10/07/2011	133,000,000
15,000,000	Natixis Corporation	0.50	02/02/2011	15,000,021
106,000,000	Natixis Corporation	0.25	02/03/2011	106,000,000
37,000,000	Natixis Corporation	0.59	02/04/2011	37,000,000
132,000,000	Natixis Corporation	0.50	03/07/2011	132,000,000
49,000,000	Rabobank Nederland NV	0.34	03/31/2011	49,000,000
60,000,000	Rabobank Nederland NV±	0.34	10/21/2011	60,000,000
70,000,000	Rabobank Nederland NV±	0.34	12/06/2011	70,000,000
45,000,000	Rabobank Nederland NV±	0.34	01/10/2012	45,000,000
28,000,000	Royal Bank of Canada	0.20	02/01/2011	28,000,000
110,000,000	Royal Bank of Scotland plc	0.75	04/26/2011	110,000,000
61,000,000	Societe Generale (New York)±	1.49	05/05/2011	61,000,000
112,000,000	Societe Generale (New York)±	0.54	08/12/2011	112,000,000
40,000,000	Societe Generale (New York)±	0.37	01/27/2012	40,000,000
68,000,000	Standard Chartered Bank	0.30	02/28/2011	68,000,000
93,000,000	TD Bank Financial Group±	0.26	02/04/2011	93,000,024
30,000,000	Toronto-Dominion Bank±	0.34	01/12/2012	30,000,000

Total Certificates of Deposit (Cost $3,471,500,045)				3,471,500,045

Commercial Paper: 47.06%

Asset-Backed Commercial Paper: 32.89%
25,000,000	Alpine Securitzation^††	0.24	02/18/2011	24,997,049
9,000,000	Amsterdam Funding Corporation^††	0.28	02/22/2011	8,998,478
28,000,000	Amsterdam Funding Corporation^††	0.30	04/04/2011	27,985,534
10,000,000	Amsterdam Funding Corporation^††	0.30	04/08/2011	9,994,500
88,540,000	Antalis US Funding Corporation^††	0.22	02/04/2011	88,537,864

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 27
CASH INVESTMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Asset-Backed Commercial Paper (continued)
$29,500,000	Antalis US Funding Corporation^††	0.28%	02/08/2011	$29,498,164
25,000,000	Arabella Finance LLC^††	0.53	02/24/2011	24,991,215
31,000,000	Arabella Finance LLC^††	0.53	02/25/2011	30,988,633
18,000,000	Arabella Finance LLC^††	0.53	02/28/2011	17,992,575
40,000,000	Arabella Finance LLC^††	0.53	03/01/2011	39,982,889
19,000,000	Argento Funding Companies Limited^††	0.16	02/02/2011	18,999,831
57,000,000	Argento Funding Companies Limited^††	0.22	02/03/2011	56,998,942
25,000,000	Argento Funding Companies Limited^††	0.35	02/23/2011	24,994,347
30,000,000	Argento Funding Companies Limited^††	0.36	02/24/2011	29,992,908
15,000,000	Argento Funding Companies Limited^††	0.36	03/01/2011	14,995,683
4,000,000	Argento Funding Companies Limited^††	0.31	03/02/2011	3,998,969
4,000,000	Argento Funding Companies Limited^††	0.31	03/03/2011	3,998,933
29,000,000	Argento Funding Companies Limited^††	0.37	04/07/2011	28,980,626
25,000,000	Argento Funding Companies Limited^††	0.32	04/19/2011	24,982,889
55,000,000	Argento Funding Companies Limited^††	0.37	05/13/2011	54,942,907
26,800,000	Aspen Funding Corporation^††	0.29	02/28/2011	26,793,970
38,000,000	Aspen Funding Corporation^††	0.29	03/16/2011	37,986,383
11,000,000	Aspen Funding Corporation^††	0.31	04/05/2011	10,994,033
14,000,000	Aspen Funding Corporation^††	0.31	04/06/2011	13,992,284
29,800,000	Atlantic Asset Securitization Corporation^††	0.29	03/01/2011	29,793,047
19,000,000	Atlantic Asset Securitization Corporation^††	0.29	03/03/2011	18,995,250
9,000,000	Atlantic Asset Securitization Corporation^††	0.29	03/04/2011	8,997,675
30,000,000	Atlantic Asset Securitization Corporation^††	0.30	04/05/2011	29,984,250
4,000,000	Atlantic Asset Securitization Corporation^††	0.30	04/06/2011	3,997,867
16,589,000	Barton Capital Corporation^††	0.00	02/01/2011	16,589,000
14,046,000	Barton Capital Corporation^††	0.14	02/02/2011	14,045,891
10,000,000	Barton Capital Corporation^††	0.18	02/03/2011	9,999,850
41,061,000	Barton Capital Corporation^††	0.25	02/08/2011	41,058,765
28,332,000	Beethoven Funding Corporation^††	0.21	02/02/2011	28,331,669
46,000,000	Bryant Park Funding LLC^††	0.23	02/10/2011	45,997,125
60,000,000	CAFCO LLC^††	0.29	03/16/2011	59,978,500
25,000,000	CAFCO LLC^††	0.30	04/05/2011	24,986,875
22,000,000	CAFCO LLC^††	0.30	04/13/2011	21,986,983
29,000,000	CAFCO LLC^††	0.30	04/20/2011	28,981,150
110,000,000	Cancara Asset Securitisation LLC^††	0.26	02/08/2011	109,993,583
13,000,000	Cancara Asset Securitisation LLC^††	0.28	02/15/2011	12,998,483
47,000,000	Cancara Asset Securitisation LLC^††	0.29	03/02/2011	46,988,642
18,000,000	Cancara Asset Securitisation LLC^††	0.29	03/03/2011	17,995,500
35,000,000	Cancara Asset Securitisation LLC^††	0.29	03/10/2011	34,989,208
28,000,000	Cancara Asset Securitisation LLC^††	0.28	03/24/2011	27,988,497
82,000,000	Cancara Asset Securitisation LLC^††	0.31	04/13/2011	81,949,866
50,000,000	Cancara Asset Securitisation LLC^††	0.31	04/20/2011	49,966,417
11,000,000	Chariot Funding LLC^††	0.24	02/18/2011	10,998,701
3,200,000	Charta LLC^††	0.00	02/01/2011	3,200,000
17,000,000	Charta LLC^††	0.27	02/18/2011	16,997,672
19,000,000	Charta LLC^††	0.29	03/04/2011	18,995,092
19,000,000	Charta LLC^††	0.27	03/08/2011	18,994,828
12,000,000	Charta LLC^††	0.28	03/09/2011	11,996,520
16,000,000	Compass Securities LLC^††	0.20	02/02/2011	15,999,822
50,000,000	Concord Minutemen Capital Company^††	0.36	02/09/2011	49,995,555
20,000,000	Concord Minutemen Capital Company^††	0.36	02/11/2011	19,997,778
63,000,000	Concord Minutemen Capital Company^††	0.37	02/15/2011	62,990,200
20,000,000	Concord Minutemen Capital Company^††	0.38	02/22/2011	19,995,333
24,000,000	Concord Minutemen Capital Company^††	0.38	02/24/2011	23,993,867
19,000,000	CRC Funding LLC^††	0.28	03/04/2011	18,995,255
20,000,000	CRC Funding LLC^††	0.28	03/09/2011	19,994,200

28 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
CASH INVESTMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Asset-Backed Commercial Paper (continued)
$37,000,000	CRC Funding LLC^††	0.29%	03/16/2011	$36,986,742
11,000,000	CRC Funding LLC^††	0.28	03/23/2011	10,995,569
20,000,000	CRC Funding LLC^††	0.30	04/04/2011	19,989,667
30,000,000	CRC Funding LLC^††	0.30	04/05/2011	29,984,250
20,000,000	CRC Funding LLC^††	0.30	04/20/2011	19,987,000
10,000,000	Crown Point Capital Company^††	0.00	02/01/2011	10,000,000
26,000,000	Crown Point Capital Company^††	0.27	02/03/2011	25,999,422
35,000,000	Crown Point Capital Company^††	0.30	02/04/2011	34,998,833
43,000,000	Crown Point Capital Company^††	0.34	02/07/2011	42,997,133
72,000,000	Crown Point Capital Company^††	0.36	02/09/2011	71,993,600
21,000,000	Crown Point Capital Company^††	0.36	02/10/2011	20,997,900
32,000,000	Crown Point Capital Company^††	0.38	02/16/2011	31,994,667
24,000,000	Crown Point Capital Company^††	0.38	02/23/2011	23,994,133
11,000,000	Crown Point Capital Company^††	0.38	02/24/2011	10,997,189
27,000,000	Ebbets Funding LLC^††	0.38	02/04/2011	26,998,875
21,000,000	Ebbets Funding LLC^††	0.44	02/08/2011	20,997,958
25,000,000	Ebbets Funding LLC^††	0.46	02/11/2011	24,996,528
29,000,000	Ebbets Funding LLC^††	0.48	02/22/2011	28,991,542
5,000,000	Falcon Asset Securitization Corporation LLC^††	0.23	02/14/2011	4,999,549
16,000,000	Falcon Asset Securitization Corporation LLC^††	0.23	02/15/2011	15,998,444
15,000,000	Falcon Asset Securitization Corporation LLC^††	0.24	02/18/2011	14,998,229
38,000,000	Gemini Securitization Corporation LLC^††	0.28	03/01/2011	37,991,429
14,000,000	Gemini Securitization Corporation LLC^††	0.29	03/02/2011	13,996,617
21,000,000	Gemini Securitization Corporation LLC^††	0.27	03/09/2011	20,994,120
15,000,000	Gemini Securitization Corporation LLC^††	0.29	03/10/2011	14,995,375
5,000,000	Gemini Securitization Corporation LLC^††	0.30	04/05/2011	4,997,375
38,000,000	Gemini Securitization Corporation LLC^††	0.30	04/06/2011	37,979,733
38,000,000	Gemini Securitization Corporation LLC^††	0.30	04/07/2011	37,979,417
16,000,000	Govco LLC^††	0.27	02/18/2011	15,997,809
14,000,000	Govco LLC^††	0.29	03/01/2011	13,996,733
17,000,000	Govco LLC^††	0.28	03/14/2011	16,994,385
127,000,000	Govco LLC^††	0.29	03/16/2011	126,955,017
25,000,000	Govco LLC^††	0.33	03/21/2011	24,988,667
9,000,000	Govco LLC^††	0.28	03/24/2011	8,996,303
33,000,000	Govco LLC^††	0.30	04/06/2011	32,982,400
12,000,000	Govco LLC^††	0.30	04/11/2011	11,993,100
33,000,000	Grampian Funding LLC^††	0.16	02/02/2011	32,999,706
59,000,000	Grampian Funding LLC^††	0.21	02/03/2011	58,998,951
25,000,000	Grampian Funding LLC^††	0.27	02/07/2011	24,998,667
14,000,000	Grampian Funding LLC^††	0.28	02/08/2011	13,999,129
18,000,000	Grampian Funding LLC^††	0.29	02/11/2011	17,998,400
15,000,000	Grampian Funding LLC^††	0.32	02/18/2011	14,997,592
25,000,000	Grampian Funding LLC^††	0.31	02/23/2011	24,995,111
46,000,000	Grampian Funding LLC^††	0.36	03/10/2011	45,982,507
36,000,000	Grampian Funding LLC^††	0.36	03/11/2011	35,985,940
34,000,000	Grampian Funding LLC^††	0.31	03/14/2011	33,987,609
12,000,000	Jupiter Securitization Corporation LLC^††	0.23	02/14/2011	11,998,917
12,000,000	Jupiter Securitization Corporation LLC^††	0.23	02/15/2011	11,998,833
100,000,000	Kells Funding LLC^††	0.29	03/18/2011	99,962,500
30,000,000	Kells Funding LLC^††	0.31	03/21/2011	29,987,200
59,000,000	Kells Funding LLC^††	0.32	04/01/2011	58,969,058
60,000,000	Kells Funding LLC^††	0.33	04/20/2011	59,957,100
108,000,000	Kells Funding LLC^††	0.40	11/29/2011	108,000,000
27,000,000	Legacy Capital Company^††	0.35	02/08/2011	26,997,900
10,000,000	Legacy Capital Company^††	0.36	02/10/2011	9,999,000
35,000,000	Legacy Capital Company^††	0.38	02/17/2011	34,993,778

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 29
CASH INVESTMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Asset-Backed Commercial Paper (continued)
$28,000,000	Lexington Parker Capital^††	0.00%	02/01/2011	$28,000,000
56,000,000	Lexington Parker Capital^††	0.20	02/02/2011	55,999,378
49,000,000	Lexington Parker Capital^††	0.34	02/07/2011	48,996,733
22,000,000	Lexington Parker Capital^††	0.36	02/10/2011	21,997,800
10,000,000	Lexington Parker Capital^††	0.38	02/17/2011	9,998,222
14,000,000	Lexington Parker Capital^††	0.38	02/18/2011	13,997,356
29,000,000	Lexington Parker Capital^††	0.38	02/23/2011	28,992,911
17,000,000	Liberty Funding LLC^††	0.29	03/04/2011	16,995,608
19,000,000	Liberty Funding LLC^††	0.28	03/14/2011	18,993,725
6,000,000	Liberty Funding LLC^††	0.28	03/24/2011	5,997,535
10,000,000	LMA Americas LLC^††	0.24	02/08/2011	9,999,475
7,000,000	LMA Americas LLC^††	0.26	02/17/2011	6,999,129
11,000,000	LMA Americas LLC^††	0.26	02/18/2011	10,998,598
32,100,000	LMA Americas LLC^††	0.26	02/23/2011	32,094,704
30,000,000	LMA Americas LLC^††	0.30	02/28/2011	29,993,025
49,000,000	LMA Americas LLC^††	0.31	03/15/2011	48,981,928
65,000,000	LMA Americas LLC^††	0.29	03/30/2011	64,970,154
19,000,000	Matchpoint Master Trust^††	0.24	02/11/2011	18,998,628
19,000,000	Matchpoint Master Trust^††	0.28	02/14/2011	18,997,942
65,000,000	Matchpoint Master Trust^††	0.27	02/28/2011	64,986,350
11,000,000	MetLife Short Term Funding LLC^††	0.24	02/07/2011	10,999,487
30,000,000	MetLife Short Term Funding LLC^††	0.30	03/31/2011	29,985,500
4,000,000	MetLife Short Term Funding LLC^††	0.30	04/18/2011	3,997,467
30,000,000	MetLife Short Term Funding LLC^††	0.32	05/10/2011	29,973,867
76,000,000	Mont Blanc Capital Corporation^††	0.28	02/14/2011	75,991,766
15,000,000	Mont Blanc Capital Corporation^††	0.28	02/16/2011	14,998,125
8,000,000	Newport Funding Corporation^††	0.29	02/22/2011	7,998,600
11,000,000	Newport Funding Corporation^††	0.31	04/05/2011	10,994,033
21,000,000	Newport Funding Corporation^††	0.31	04/11/2011	20,987,523
31,000,000	Nieuw Amsterdam Receivables Corporation^††	0.15	02/02/2011	30,999,742
21,000,000	Nieuw Amsterdam Receivables Corporation^††	0.26	02/07/2011	20,998,950
11,000,000	Nieuw Amsterdam Receivables Corporation^††	0.29	03/01/2011	10,997,433
10,000,000	Nieuw Amsterdam Receivables Corporation^††	0.29	03/03/2011	9,997,500
5,000,000	Nieuw Amsterdam Receivables Corporation^††	0.29	03/07/2011	4,998,583
5,000,000	Nieuw Amsterdam Receivables Corporation^††	0.30	04/08/2011	4,997,250
19,000,000	Nieuw Amsterdam Receivables Corporation^††	0.29	04/12/2011	18,989,286
18,000,000	Nieuw Amsterdam Receivables Corporation^††	0.30	04/13/2011	17,989,350
49,000,000	Nieuw Amsterdam Receivables Corporation^††	0.30	04/19/2011	48,968,558
35,000,000	Nieuw Amsterdam Receivables Corporation^††	0.30	04/20/2011	34,977,250
22,000,000	Nieuw Amsterdam Receivables Corporation^††	0.30	04/28/2011	21,984,233
138,706,000	Regency Markets #1 LLC^††	0.19	02/04/2011	138,703,111
15,000,000	Rhein-Main Security Limited^††	0.40	02/10/2011	14,998,350
6,000,000	Rhein-Main Security Limited^††	0.51	03/15/2011	5,996,360
42,000,000	Rhein-Main Security Limited^††	0.51	04/11/2011	41,958,140
25,000,000	Rhein-Main Security Limited^††	0.51	04/18/2011	24,972,556
10,000,000	Rheingold Securitization^††	0.41	02/10/2011	9,998,875
11,000,000	Rheingold Securitization^††	0.51	04/12/2011	10,988,878
22,000,000	Rheingold Securitization^††	0.52	04/21/2011	21,974,896
16,000,000	Romulus Funding Corporation^††	0.38	02/24/2011	15,995,911
33,000,000	Romulus Funding Corporation^††	0.38	02/25/2011	32,991,200
26,000,000	Romulus Funding Corporation^††	0.39	02/28/2011	25,992,200
31,000,000	Royal Park Investments Funding Corporation^††	0.20	02/03/2011	30,999,483
17,000,000	Salisbury Receivables Company LLC^††	0.25	02/23/2011	16,997,299
22,000,000	Salisbury Receivables Company LLC^††	0.29	02/28/2011	21,995,050
9,000,000	Salisbury Receivables Company LLC^††	0.29	03/03/2011	8,997,750
15,000,000	Scaldis Capital LLC^††	0.21	02/03/2011	14,999,742

30 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
CASH INVESTMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Asset-Backed Commercial Paper (continued)
$38,000,000	Scaldis Capital LLC^††	0.28%	02/16/2011	$37,995,250
22,000,000	Scaldis Capital LLC^††	0.27	02/18/2011	21,996,987
30,500,000	Scaldis Capital LLC^††	0.31	02/23/2011	30,494,036
41,000,000	Scaldis Capital LLC^††	0.29	02/25/2011	40,991,800
29,000,000	Scaldis Capital LLC^††	0.31	03/09/2011	28,990,720
31,000,000	Scaldis Capital LLC^††	0.31	03/11/2011	30,989,529
31,000,000	Sheffield Receivables Corporation^††	0.29	03/16/2011	30,988,892
18,000,000	Silver Tower US Funding LLC^††	0.00	02/01/2011	18,000,000
31,000,000	Silver Tower US Funding LLC^††	0.33	02/03/2011	30,999,139
37,000,000	Silver Tower US Funding LLC^††	0.38	02/04/2011	36,998,458
50,000,000	Solitaire Funding LLC^††	0.26	02/07/2011	49,997,438
14,500,000	Solitaire Funding LLC^††	0.29	02/14/2011	14,498,377
26,000,000	Solitaire Funding LLC^††	0.29	02/15/2011	25,996,866
7,000,000	Solitaire Funding LLC^††	0.29	02/16/2011	6,999,096
43,000,000	Solitaire Funding LLC^††	0.30	03/08/2011	42,987,040
44,000,000	Solitaire Funding LLC^††	0.29	03/10/2011	43,986,434
83,000,000	Solitaire Funding LLC^††	0.30	03/11/2011	82,972,841
9,000,000	Solitaire Funding LLC^††	0.31	04/19/2011	8,994,033
60,000,000	Solitaire Funding LLC^††	0.30	04/21/2011	59,960,500
7,000,000	Starbird Funding Corporation^††	0.28	02/23/2011	6,998,759
12,000,000	Starbird Funding Corporation^††	0.28	02/24/2011	11,997,777
19,000,000	Starbird Funding Corporation^††	0.29	03/15/2011	18,993,350
11,000,000	Starbird Funding Corporation^††	0.30	04/07/2011	10,994,042
19,000,000	Starbird Funding Corporation^††	0.30	04/21/2011	18,987,492
25,000,000	Straight-A Funding LLC^††	0.24	03/02/2011	24,994,965
12,000,000	Straight-A Funding LLC^††	0.24	03/08/2011	11,997,083
19,000,000	Straight-A Funding LLC^††	0.24	03/08/2011	18,995,382
11,000,000	Straight-A Funding LLC^††	0.24	03/08/2011	10,997,326
4,000,000	Straight-A Funding LLC^††	0.24	03/08/2011	3,999,028
5,000,000	Straight-A Funding LLC^††	0.25	04/11/2011	4,997,604
7,000,000	Straight-A Funding LLC^††	0.25	04/12/2011	6,996,597
15,000,000	Surrey Funding Corporation^††	0.31	03/03/2011	14,996,000
28,000,000	Surrey Funding Corporation^††	0.31	03/07/2011	27,991,538
3,000,000	Surrey Funding Corporation^††	0.31	03/14/2011	2,998,907
56,000,000	Sydney Capital Corporation^††	0.39	03/15/2011	55,973,866
26,000,000	Sydney Capital Corporation^††	0.39	03/16/2011	25,987,578
4,500,000	Tasman Funding Incorporated^††	0.21	02/03/2011	4,499,923
26,013,000	Tasman Funding Incorporated^††	0.27	02/07/2011	26,011,613
8,000,000	Tasman Funding Incorporated^††	0.29	02/14/2011	7,999,104
5,000,000	Tasman Funding Incorporated^††	0.31	02/23/2011	4,999,022
36,000,000	Tasman Funding Incorporated^††	0.31	03/14/2011	35,986,846
41,000,000	Thames Asset Global Securitization^††	0.21	02/04/2011	40,999,043
47,000,000	Thames Asset Global Securitization^††	0.25	02/09/2011	46,997,076
9,000,000	Thames Asset Global Securitization^††	0.27	02/18/2011	8,998,768
19,000,000	Thames Asset Global Securitization^††	0.28	03/21/2011	18,992,653
77,000,000	Thames Asset Global Securitization^††	0.30	04/07/2011	76,958,291
16,000,000	Thames Asset Global Securitization^††	0.50	06/07/2011	15,972,000
13,000,000	Ticonderoga Funding LLC^††	0.30	04/07/2011	12,992,958
7,000,000	Ticonderoga Funding LLC^††	0.30	04/13/2011	6,995,858
30,000,000	Versailles Commercial Paper LLC^††	0.39	04/07/2011	29,978,333
51,000,000	Versailles Commercial Paper LLC^††	0.39	04/08/2011	50,962,600
13,000,000	Versailles Commercial Paper LLC^††	0.40	04/15/2011	12,989,456
11,000,000	Windmill Funding Corporation^††	0.30	04/04/2011	10,994,317
11,000,000	Windmill Funding Corporation^††	0.30	04/08/2011	10,993,950

				6,221,332,176

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 31
CASH INVESTMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Financial Company Commerical Paper: 11.36%
$71,000,000	ANZ National (International) Limited±††	0.40%	09/13/2011	$71,000,000
34,000,000	ASB Finance Limited±††	0.34	02/01/2011	34,000,000
24,000,000	ASB Finance Limited±††	0.43	04/18/2011	24,000,496
70,000,000	ASB Finance Limited±††	0.40	09/02/2011	70,000,000
52,000,000	ASB Finance Limited±††	0.42	12/02/2011	52,000,000
53,000,000	ASB Finance Limited±††	0.42	12/05/2011	53,000,000
24,000,000	Axis Bank Limited^	0.66	04/25/2011	23,962,927
64,000,000	BGL BNP Paribas SA^	0.35	03/04/2011	63,980,160
147,000,000	BGL BNP Paribas SA^	0.32	03/15/2011	146,943,405
62,000,000	BNP Paribas Finance Incorporated^	0.32	03/02/2011	61,983,518
53,000,000	BNP Paribas Finance Incorporated^	0.32	03/03/2011	52,985,425
12,000,000	BNZ International Funding Limited^††	0.31	03/03/2011	11,996,800
16,000,000	BNZ International Funding Limited^††	0.32	04/06/2011	15,990,898
49,000,000	BNZ International Funding Limited††	0.40	09/01/2011	49,001,173
6,000,000	BNZ International Funding Limited††	0.41	10/07/2011	5,999,987
23,000,000	BNZ International Funding Limited††	0.42	10/12/2011	23,000,802
10,000,000	BNZ International Funding Limited††	0.43	01/06/2012	10,000,000
18,000,000	BPCE SA^††	0.29	02/11/2011	17,998,400
71,000,000	BPCE SA^††	0.38	03/15/2011	70,967,695
16,000,000	Commonwealth Bank of Australia^††	0.27	03/07/2011	15,995,769
76,000,000	Danske Corporation^††	0.29	02/11/2011	75,993,244
5,000,000	Danske Corporation^††	0.30	03/07/2011	4,998,536
80,000,000	ICICI Bank Limited (Bahrain)^	0.46	03/14/2011	79,957,178
75,000,000	ING US Funding LLC^	0.28	02/16/2011	74,990,625
27,000,000	KFW International Finance^††	0.28	04/06/2011	26,986,560
56,000,000	Mizuho Funding LLC^††	0.00	02/01/2011	56,000,000
93,000,000	Nationwide Building Society^††	0.00	02/01/2011	93,000,000
47,000,000	Nationwide Building Society^††	0.26	02/04/2011	46,998,630
51,000,000	Nationwide Building Society^††	0.34	03/02/2011	50,985,621
37,000,000	Nationwide Building Society^††	0.34	03/21/2011	36,982,733
38,000,000	Nationwide Building Society^††	0.33	03/25/2011	37,981,332
57,000,000	Nationwide Building Society^††	0.34	04/08/2011	56,964,470
7,000,000	PB Financing Incorporated^††	0.56	04/08/2011	6,992,685
15,000,000	PB Financing Incorporated^††	0.56	04/11/2011	14,983,613
110,000,000	RBS Holdings USA Incorporated^††	0.36	02/11/2011	109,988,084
32,400,000	Reckitt Benckiser Group plc^††	0.30	04/21/2011	32,378,670
8,000,000	Societe Generale^	0.37	04/04/2011	7,994,764
72,000,000	Suncorp Group Limited^††	0.39	02/07/2011	71,994,600
35,000,000	Suncorp-Metway Limited^††	0.49	03/08/2011	34,982,986
34,000,000	Suncorp-Metway Limited^††	0.49	03/10/2011	33,982,528
12,000,000	Toyota Financial Services de Puerto Rico Incorporated^	0.31	03/14/2011	11,995,627
11,000,000	Toyota Financial Services de Puerto Rico Incorporated^	0.34	03/30/2011	10,993,904
95,000,000	UBS Finance Delaware LLC^	0.31	03/21/2011	94,959,467
67,000,000	Westpac Securities NZ Limited±††	0.34	02/03/2011	66,999,378
11,000,000	Westpac Securities NZ Limited^††	0.30	04/05/2011	10,994,225
57,000,000	Westpac Securities NZ Limited±††	0.36	08/19/2011	57,000,000
65,000,000	Westpac Securities NZ Limited±††	0.41	10/13/2011	65,000,000

				2,147,886,915

Other Commercial Paper: 2.81%
62,000,000	Caisse d’Amortissement de la Dette Sociale^††	0.30	04/26/2011	61,956,600
106,000,000	Caisse d’Amortissement de la Dette Sociale^††	0.30	05/04/2011	105,918,733
75,000,000	European Investment Bank^	0.34	03/24/2011	74,962,813
126,000,000	European Investment Bank^	0.35	03/25/2011	125,935,433
7,000,000	Los Angeles CA Department of Airports^	0.25	02/17/2011	6,999,191
14,658,000	Los Angeles CA Department of Airports^	0.26	03/01/2011	14,654,922

32 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
CASH INVESTMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Other Commercial Paper (continued)
$19,000,000	Louis Dreyfus Corporation^	0.25%	02/08/2011	$18,998,929
13,000,000	Louis Dreyfus Corporation^	0.26	02/09/2011	12,999,162
19,000,000	Louis Dreyfus Corporation^	0.27	02/14/2011	18,998,010
10,000,000	Port of Oakland California^	0.29	03/17/2011	9,996,333
29,000,000	San Joaquin CA Transportation Authority	0.29	03/01/2011	29,000,000
4,000,000	San Jose City CA International Airport	0.29	04/01/2011	4,000,000
25,000,000	San Jose City CA International Airport	0.29	04/07/2011	25,000,000
9,000,000	San Jose City CA International Airport	0.31	04/12/2011	9,000,000
13,000,000	Statens Bostadsfin^††	0.51	03/07/2011	12,993,616

				531,413,742

Total Commercial Paper (Cost $8,900,632,833)				8,900,632,833

Other Notes: 7.10%

Corporate Bonds and Notes: 4.66%
12,335,000	ACTS Retirement Life Communities Incorporated±§	0.25	11/15/2029	12,335,000
240,390,000	Bank of America Corporation±§	1.12	12/02/2011	242,148,930
19,175,000	Bear Stearns & Companies Incorporated±	0.50	08/15/2011	19,192,081
73,500,000	Berkshire Hathaway Incorporated±	0.27	02/10/2011	73,500,109
24,800,000	Citibank NA	0.30	07/12/2011	24,806,176
147,100,000	Citigroup Funding Incorporated±	0.21	05/05/2011	147,089,032
3,000,000	Citigroup Funding Incorporated±	0.26	11/15/2011	2,998,476
11,000,000	Countrywide Home Loans Incorporated	4.00	03/22/2011	11,051,986
12,562,000	GBG LLC§††	0.32	09/01/2027	12,562,000
76,773,000	General Electric Capital Corporation±§	1.23	12/09/2011	77,424,298
25,000,000	General Electric Capital Corporation±§	0.50	03/12/2012	25,068,335
42,000,000	ING Bank NV††±	0.81	02/02/2012	42,000,000
3,400,000	JPMorgan Chase & Company	0.38	03/15/2011	3,400,561
4,000,000	JPMorgan Chase & Company±	0.39	05/16/2011	4,000,921
15,000,000	JPMorgan Chase & Company±§	0.53	06/15/2012	15,056,409
15,590,000	LTF Real Estate LLC§††	0.35	06/01/2033	15,590,000
9,100,000	Morgan Stanley§	1.15	12/01/2011	9,168,723
91,500,000	PNC Funding Corporation±	0.58	06/22/2011	91,617,426
4,400,000	Seariver Maritime Incorporated(i)±	0.45	10/01/2011	4,400,000
30,000,000	State Street Bank & Trust Company±	0.50	09/15/2011	30,047,570
3,000,000	US Central Federal Credit Union±	0.30	10/19/2011	3,000,709
14,000,000	Westpac Banking Corporation±††	0.44	04/19/2011	14,003,289

				880,462,031

Secured Master Note Agreements: 2.27%
295,600,000	Bank of America Securities LLC±§	0.35	09/09/2034	295,600,000
134,000,000	Lloyds TSB Bank plc	0.29	11/01/2011	134,000,000

				429,600,000

Yankee Corporate Bonds and Notes: 0.17%
33,000,000	Eksportfinans ASA	0.33	09/22/2011	33,000,000

Total Other Notes (Cost $1,343,062,031)				1,343,062,031

Municipal Bonds and Notes: 13.66%

Alabama: 0.59%

Variable Rate Demand Notes: 0.59%
32,000,000	Lower Alabama Gas District Supply Revenue Series A (Utilities Revenue, Societe Generale LOC)§	0.38	11/01/2027	32,000,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 33
CASH INVESTMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$80,000,000	Southeast Alabama Gas District Alabama Supply Project Series 2007-A (Utilities Revenue)§	0.30%	08/01/2027	$80,000,000

				112,000,000

Alaska: 0.09%

Variable Rate Demand Note: 0.09%
17,000,000	Alaska Housing Finance Corporation Series 2002-A (Housing Revenue, AGM GO of Corporation Insured)§	0.33	12/01/2036	17,000,000

Arizona: 0.06%

Variable Rate Demand Note: 0.06%
11,500,000	Phoenix AZ IDA (Housing Revenue, FHLMC Insured)§	0.29	10/01/2029	11,500,000

California: 3.41%

Other Municipal Debt: 0.05%
6,000,000	San Francisco CA City & County Redevelopment Agency (Lease Revenue)	0.28	03/01/2011	6,000,000
4,000,000	San Jose CA Redevelopment Agency (Miscellaneous Revenue, Assured Guaranty Insured)	0.29	04/01/2011	4,000,000

				10,000,000

Variable Rate Demand Notes: 3.36%
19,690,000	California Educational Facilities Authority (Education Revenue, Bank of America Corporation LOC, NATL-RE Insured)§	0.35	10/01/2043	19,690,000
8,000,000	California GO Series B (Miscellaneous Revenue, JPMorgan Chase & Company LOC)§	0.29	05/01/2040	8,000,000
15,000,000	California HFA Revenue Home Mortgage Series M (Housing Revenue, FNMA Insured)§	0.31	08/01/2034	15,000,000
18,000,000	California HFFA Catholic Healthcare Series C (Health Revenue, JPMorgan Chase Bank LOC, NATL-RE Insured)§	0.29	07/01/2020	18,000,000
51,800,000	California PCFA Pacific Gas & Electric Series B (Utilities Revenue, JPMorgan Chase & Company LOC)§	0.29	11/01/2026	51,800,000
8,000,000	California PCFA Pacific Gas & Electric Series C (IDR, JPMorgan Chase & Company LOC)§	0.26	11/01/2026	8,000,000
22,000,000	California Series I (Health Revenue, Bank of America Corporation LOC)§	0.27	07/01/2035	22,000,000
20,290,000	California State DWR Power Supply Revenue Series C-7 (Water & Sewer Revenue)§	0.30	05/01/2022	20,290,000
20,775,000	California State DWR Power Supply Revenue Series C13 (Utilities Revenue)§	0.30	05/01/2022	20,775,000
21,000,000	California State Series A- Subseries C-2 RMKT (GO — State)§	0.29	05/01/2033	21,000,000
10,000,000	California State Series B Subseries B1 (GO — State, Bank of America Corporation LOC)§	0.27	05/01/2040	10,000,000
14,900,000	California Statewide CDA Dublin Ranch Senior Apartments (Housing Revenue)§	0.30	12/15/2037	14,900,000
11,337,000	California Statewide CDA IVY Hill Apartments Project Series I (Housing Revenue, FNMA Insured)§	0.29	02/01/2033	11,337,000
3,000,000	California Statewide CDA Oakmont Senior Living Series Y (Housing Revenue, FNMA Insured)§	0.29	08/01/2031	3,000,000
7,700,000	California Statewide CDA Pravillions Apartments Series M (Housing Revenue, FNMA Insured)§	0.29	08/15/2034	7,700,000
12,000,000	Camarillo CA Hacienda De Camarillo Project (Housing Revenue, FNMA Insured)§	0.28	10/15/2026	12,000,000
10,500,000	Contra Costa County CA Creekview Apartments Series B (Housing Revenue, FHLMC Insured)§	0.29	07/01/2036	10,500,000
37,770,000	Dexia Credit Local Certificates Trust SA (Miscellaneous Revenue, Dexia Credit Local LOC, FSA Insured)§††	0.32	08/01/2027	37,770,000
7,000,000	El Dorado CA Irrigation District & El Dorado Water Agency Series A (Water & Sewer Revenue)§	0.29	03/01/2036	7,000,000
12,000,000	Los Angeles CA Beverly Park Apartments Series A (Housing Revenue, FHLMC Insured)§	0.25	08/01/2018	12,000,000
16,000,000	Los Angeles CA Community RDA Academy Village Apartments (Housing Revenue, FHLMC Insured)§	0.26	10/01/2019	16,000,000

34 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
CASH INVESTMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$7,000,000	Metropolitan Water District of Southern California Series B-2 (Water & Sewer Revenue)§	0.38%	07/01/2035	$7,000,000
8,800,000	Metropolitan Water District of Southern Callifornia (Water & Sewer Revenue)§	0.28	07/01/2027	8,800,000
21,180,000	Newport Beach CA (Health Revenue)§	0.27	12/01/2040	21,180,000
3,000,000	Newport Beach CA Hoag Memorial Hospital Series D (Health Revenue)§	0.27	12/01/2040	3,000,000
53,650,000	Pasadena CA COP Series A (Lease Revenue, Bank of America Corporation LOC)§	0.30	02/01/2035	53,650,000
53,260,000	Riverside CA COP (Lease Revenue)§	0.30	03/01/2037	53,260,000
16,135,000	Riverside CA Series C (Lease Revenue, Bank of America Corporation LOC)§	0.29	10/01/2035	16,135,000
15,550,000	Sacramento County CA Housing Authority Natomas Park Apartments Issue B (Housing Revenue, FNMA Insured)§	0.28	07/15/2035	15,550,000
7,945,000	Sacramento County CA Housing Authority Shadwood Apartments Project Issue A (Housing Revenue, FHLMC Insured)§	0.28	12/01/2022	7,945,000
11,325,000	San Diego CA HFA MFHR Stratton Apartments Project Series A (Housing Revenue, FNMA Insured)§	0.28	01/15/2033	11,325,000
8,500,000	San Diego CA Housing Authority MFHR Hillside Garden Apartments Series B (Housing Revenue, FNMA Insured)§	0.28	01/15/2035	8,500,000
2,860,000	San Francisco CA City & County Finance Corporation CA Moscone Center (Lease Revenue, Bank of America Corporation LOC)§	0.29	04/01/2030	2,860,000
8,700,000	San Francisco CA City & County Redevelopment Agency (Lease Revenue, FNMA Insured)§	0.30	06/15/2034	8,700,000
2,000,000	San Francisco CA City & County Redevelopment Agency (Lease Revenue)§††	0.31	11/01/2041	2,000,000
14,000,000	San Francisco CA City & County Redevelopment Agency Community Facilities District # 4 (Tax Revenue, Bank of America Corporation LOC)§	0.28	08/01/2032	14,000,000
5,800,000	San Leandro CA Carlton Plaza Series A (Housing Revenue, FNMA Insured)§	0.29	09/15/2032	5,800,000
9,000,000	Simi Valley CA MFHA Series A (Housing Revenue, FHLMC Insured)§	0.26	07/01/2023	9,000,000
20,170,000	Southern California Public Power Authority Magnolia Power Project Series 2009-1-A (Utilities Revenue, KBC Bank NV LOC)§	0.28	07/01/2036	20,170,000
8,600,000	Tustin CA USD Special Tax Community Facilities District Number 07-1 (Tax Revenue)§	0.29	09/01/2050	8,600,000
10,000,000	Whittier CA Whittier College (Education Revenue, Bank of America Corporation LOC)§	0.29	12/01/2038	10,000,000

				634,237,000

Colorado: 1.20%

Variable Rate Demand Notes: 1.20%
8,000,000	Colorado Housing & Finance Authority (Housing Revenue)§	0.34	05/01/2038	8,000,000
12,771,000	Colorado Housing & Finance Authority Class I-B1 (Housing Revenue)§	0.33	10/01/2038	12,771,000
59,065,000	Colorado Housing & Finance Authority Taxable Multi-Family Project B II (Housing Revenue, FNMA Insured)§	0.27	05/01/2049	59,065,000
14,000,000	Colorado Housing & Finance Authority Series A2 (Housing Revenue)§	0.34	11/01/2026	14,000,000
10,000,000	Colorado Housing & Finance Authority Series A2 (Housing Revenue)§	0.34	11/01/2027	10,000,000
123,000,000	Denver CO City & County School District Taxable Series A (Education Revenue)§	0.45	12/15/2037	123,000,000

				226,836,000

Connecticut: 0.14%

Variable Rate Demand Notes: 0.14%
21,800,000	City of New Britain CT Taxable Pension Series C (Tax Revenue, Bank of America Corporation LOC)§	0.36	02/01/2026	21,800,000
5,000,000	Connecticut State Series A1 (GO — State)§	0.35	03/01/2023	5,000,000

				26,800,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 35
CASH INVESTMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Delaware: 0.14%

Variable Rate Demand Notes: 0.14%
$7,000,000	Delaware Economic Development Agency Clean Power Project Series 1997-D (Resource Recovery Revenue)§	0.30%	08/01/2029	$7,000,000
19,700,000	Delaware State Economic Development Authority Series B (Resource Recovery Revenue)§	0.30	08/01/2029	19,700,000

				26,700,000

District of Columbia: 0.28%

Other Municipal Debt: 0.03%
6,000,000	District of Columbia Water & Sewer Authority (Water & Sewer Revenue)	0.30	03/29/2011	6,000,000

Variable Rate Demand Notes: 0.25%
4,870,000	District of Columbia Ballpark Series B2 (Miscellaneous Revenue, Bank of America LOC)§	0.34	02/01/2036	4,870,000
42,400,000	District of Columbia The American University Series A (Education Revenue)§	0.26	04/01/2038	42,400,000

				47,270,000

Florida: 0.16%

Other Municipal Debt : 0.08%
15,000,000	Hillsborough County FL Capital Improvement Program (Miscellaneous Revenue, FHLMC Insured)	0.30	02/22/2011	15,000,000

Variable Rate Demand Note: 0.08%
14,495,000	Palm Beach County FL Pine Crest Preparatory (Education Revenue, Bank of America Corporation LOC)§	0.34	06/01/2032	14,495,000

Georgia: 0.13%

Variable Rate Demand Notes: 0.13%
20,490,000	Columbus GA Housing Development Authority PFOTER (Housing Revenue, ACA Insured)§††	0.46	10/01/2039	20,490,000
3,891,000	State of Georgia Series H-1 (GO — State)§	0.37	12/01/2026	3,891,000

				24,381,000

Illinois: 0.41%

Other Municipal Debt: 0.03%
6,000,000	Chicago IL Water System Revenue (Water & Sewer Revenue, BHAC-CR AMBAC Insured)	0.40	05/19/2011	6,000,000

Variable Rate Demand Notes: 0.38%
8,000,000	Chicago IL Midway Airport Series C (Airport Revenue, Morgan Stanley Bank LOC)§	0.32	01/01/2035	8,000,000
46,600,000	Cook County IL GO Series D-1 (Miscellaneous Revenue)§	0.27	11/01/2030	46,600,000
17,400,000	Cook County IL GO Series D-2 (Miscellaneous Revenue)§	0.27	11/01/2030	17,400,000

				72,000,000

Indiana: 0.06%

Variable Rate Demand Notes: 0.06%
5,000,000	Indiana State Financing Authority (Resource Recovery Revenue, Bank of America Corporation LOC)§	0.31	12/01/2039	5,000,000
5,865,000	Richmond IN Reid Hospital & Health Care Services Incorporated (Hospital Revenue)§	0.29	01/01/2040	5,865,000

				10,865,000

36 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
CASH INVESTMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Louisiana: 0.43%

Variable Rate Demand Notes: 0.43%
$34,000,000	East Baton Rouge Parish LA Industrial Development Revenue Series A (IDR)§	0.22%	08/01/2035	$34,000,000
33,000,000	East Baton Rouge Parish LA Industrial Development Revenue Series B (IDR)§	0.22	12/01/2040	33,000,000
3,000,000	Louisiana Public Facilities Authority (Health Revenue, JPMorgan Chase & Company LOC)§	0.28	08/01/2023	3,000,000
6,500,000	Parish of St. James LA Series A-1 (Energy Revenue)§	0.33	11/01/2040	6,500,000
5,000,000	Parish of St. James LA Series B-1 (Energy Revenue)§	0.30	11/01/2040	5,000,000

				81,500,000

Maryland: 0.11%

Variable Rate Demand Notes: 0.11%
7,000,000	Maryland CDA Department of Housing & Community Development Series 2007-J (Housing Revenue)§	0.33	09/01/2031	7,000,000
13,700,000	Maryland CDA Series 2006-G (Housing Revenue)§	0.32	09/01/2040	13,700,000

				20,700,000

Massachusetts: 0.46%

Other Municipal Debt: 0.09%
16,915,000	Commonwealth of Massachusetts (GO — State, FHLMC Insured)	0.30	02/07/2011	16,915,000

Variable Rate Demand Notes: 0.37%
14,160,000	Massachusetts Development Finance Agency (Education Revenue)§††	0.31	01/01/2023	14,160,000
25,130,000	Massachusetts Development Finance Agency Babson College Series B (Education Revenue, RBS Citizens NA LOC)§	0.27	10/01/2031	25,130,000
9,000,000	Massachusetts State Department of Transportation Metro Highway Systems Contract Assistance Series A-4 (Transportation Revenue, GO of Commonwealth Insured)§	0.23	01/01/2039	9,000,000
18,000,000	Massachusetts State HEFA (Health Revenue, JPMorgan Chase Bank LOC)§	0.23	10/01/2049	18,000,000
4,000,000	Massachusetts State HEFA Series N-3 (Health Revenue)§	0.27	10/01/2048	4,000,000

				70,290,000

Michigan: 0.05%

Variable Rate Demand Notes: 0.05%
4,000,000	Michigan State Housing Development Authority (Housing Revenue, GO of Authority Insured)§	0.30	10/01/2037	4,000,000
1,875,000	Wayne County MI Airport Authority (Airport Revenue, JPMorgan Chase & Company LOC)§	0.30	12/01/2016	1,875,000
3,000,000	Wayne County MI IDA (Airport Revenue, Bank of America Corporation LOC)§	0.42	05/01/2020	3,000,000

				8,875,000

Minnesota: 0.16%

Variable Rate Demand Notes: 0.16%
20,500,000	Bloomington Associates Minnesota (Housing Revenue, LaSalle Bank NA LOC)§	0.35	08/01/2037	20,500,000
4,700,000	Minnesota State Office of Higher Education Series B (Education Revenue, U.S. Bank NA LOC)§	0.31	12/01/2043	4,700,000
6,000,000	Ramsey County MN Housing & Redevelopment MFHR Gateway Apartments LP Series A (Housing Revenue, LaSalle Bank NA LOC)§	0.35	10/01/2038	6,000,000

				31,200,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 37
CASH INVESTMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Mississippi: 0.30%

Variable Rate Demand Notes: 0.30%
$12,000,000	Mississippi Business Finance Corporation (IDR)§	0.25%	11/01/2035	$12,000,000
12,000,000	Mississippi Business Finance Corporation Chevron USA Incorporated Project Series A (Energy Revenue)§	0.25	12/01/2030	12,000,000
31,875,000	Mississippi State Taxable Nissan Project A (Tax Revenue, GO of Commonwealth Insured)§	0.25	11/01/2028	31,873,698
				55,873,698

Missouri: 0.09%

Variable Rate Demand Notes: 0.09%
10,000,000	Kansas City MO IDA Revenue Ewing Marion Kauffman Foundation (Miscellaneous Revenue)§	0.30	04/01/2027	10,000,000
8,000,000	Missouri Development Finance Board Nelson Gallery Foundation (Miscellaneous Revenue)§	0.27	12/01/2037	8,000,000
				18,000,000

Nebraska: 0.18%

Variable Rate Demand Note: 0.18%
34,755,000	Central Plains NE Nebraska Gas Project #2 Series 2009 (Utilities Revenue)§	0.29	08/01/2039	34,755,000

Nevada: 0.18%

Variable Rate Demand Notes: 0.18%
18,000,000	Las Vegas NV Economic Development Andre Agassi Foundation Project (Education Revenue, Bank of America Corporation LOC)§††	0.26	10/01/2035	18,000,000
15,800,000	Las Vegas NV Economic Development Keep Memory Alive Project (Miscellaneous Revenue, PNC Bank NA LOC)§	0.28	05/01/2037	15,800,000
				33,800,000

New Hampshire: 0.04%

Variable Rate Demand Note: 0.04%
7,000,000	New Hampshire HEFA Dartmouth Hitchcock Obligation Series A (Hospital Revenue, AGM Insured)§	0.34	08/01/2031	7,000,000

New Jersey: 0.53%

Variable Rate Demand Notes: 0.53%
4,975,000	New Jersey Economic Development Authority (Miscellaneous Revenue, NATL-RE Insured)§††	0.35	09/01/2022	4,975,000
7,000,000	New Jersey Economic Development Authority (Energy Revenue, JPMorgan Chase & Company LOC)§	0.27	06/01/2026	7,000,000
9,000,000	New Jersey Economic Development Authority (Energy Revenue, JPMorgan Chase Bank LOC)§	0.27	06/01/2032	9,000,000
2,000,000	New Jersey HCFR (Hospital Revenue, Bank of America Corporation LOC)§	0.31	07/01/2041	2,000,000
34,900,000	New Jersey State Housing & Mortgage Finance Agency (Housing Revenue, Bank of America NA LOC)§	0.31	05/01/2048	34,900,000
3,835,000	New Jersey State Housing & Mortgage Finance Agency Taxable Series 4 (Housing Revenue, Dexia Credit Local LOC)§	0.47	11/01/2037	3,835,000
13,000,000	New Jersey State Turnpike Authority Series C (Miscellaneous Revenue, JPMorgan Chase & Company LOC)§	0.26	06/15/2032	13,000,000
21,000,000	New Jersey State Turnpike Authority Series D (Miscellaneous Revenue, Societe Generale LOC, NATL-RE FGIC Insured)§	0.30	01/01/2018	21,000,000
4,000,000	Salem County NJ Pollution Control Finance Authority Atlantic City Electric (Utilities Revenue, JPMorgan Chase & Company LOC)§	0.29	04/15/2014	4,000,000
				99,710,000

38 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
CASH INVESTMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
New York: 1.05%

Other Municipal Debt: 0.01%
$2,000,000	New York Metropolitan Transportation Authority (Transportation Revenue, NATL-RE Insured)	0.29%	04/05/2011	$2,000,000

Variable Rate Demand Notes: 1.04%
9,000,000	City of New York NY Subseries B (GO — Local, TD Bank Corporation LOC)§	0.25	09/01/2027	9,000,000
2,000,000	City of New York NY Subseries C-4 (GO — Local, Bank of Tokyo-Mitsubishi UFJ LOC)§	0.25	08/01/2020	2,000,000
3,000,000	Hampton NY PFOTER (Miscellaneous Revenue)§	0.46	12/31/2049	3,000,000
6,000,000	Hampton NY PFOTER (Miscellaneous Revenue)§	0.46	06/15/2050	6,000,000
10,875,000	New York City Housing Development Corporation Multi-Family Rent Housing Balton Series A (Housing Revenue, Bank of America NA LOC, FHLMC Insured)§	0.27	09/01/2049	10,875,000
3,000,000	New York City Housing Development Corporation Series H-2-A (Housing Revenue)§	0.30	05/01/2013	3,000,000
23,000,000	New York City Municipal Water Finance Authority (Water & Sewer Revenue)§	0.24	06/15/2038	23,000,000
8,000,000	New York City Municipal Water Finance Authority (Water & Sewer Revenue)§††	0.31	06/15/2044	8,000,000
8,000,000	New York City Transitional Finance Authority (Tax Revenue)§	0.32	11/01/2022	8,000,000
14,000,000	New York City Transitional Finance Authority NY Recovery Series 3 (Tax Revenue)§	0.32	11/01/2022	14,000,000
30,500,000	New York City Transitional Financing Authority Class A (Miscellaneous Revenue, FSA-CR FGIC State Aid Withholding Insured)§††	0.30	07/15/2036	30,500,000
4,500,000	New York HFA Victory Housing Project Series 2000-A (Housing Revenue, FHLMC Insured)§	0.26	11/01/2033	4,500,000
19,000,000	New York Homeowner Mortgage Agency Series 142 (Housing Revenue)§	0.30	10/01/2037	19,000,000
6,000,000	New York Homeowner Mortgage Agency Series 147 (Housing Revenue)§	0.32	04/01/2037	6,000,000
1,000,000	New York Metropolitan Transportation Authority ROC RR 11 R-11645 (Transportation Revenue, FSA Insured)§††	0.31	11/15/2025	1,000,000
17,500,000	New York State Housing Finance Agency Taxable 600 West 42nd B (Housing Revenue, Bank of New York LOC)§	0.38	11/01/2041	17,500,000
3,000,000	New York State Mortgage Agency Homeowner Mortgage Series 132 (Housing Revenue)§	0.30	04/01/2037	3,000,000
26,760,000	New York Urban Development Corporation (Tax Revenue, Dexia Credit Local LOC, NATL-RE Insured)§††	0.32	03/15/2024	26,760,000
1,960,000	Triborough Bridge & Tunnel Authority Series A (Transportation Revenue, GO of Authority Insured)§	0.32	11/01/2035	1,960,000
				197,095,000

North Carolina: 0.08%

Variable Rate Demand Note: 0.08%
14,405,000	North Carolina Education Care Community HCFR University Health Systems of Eastern Carolina Series 2008-B-2 (Hospital Revenue, Branch Banking & Trust LOC)§	0.27	12/01/2036	14,405,000

North Dakota: 0.03%

Variable Rate Demand Note: 0.03%
6,470,000	North Dakota State HFA Series B (Housing Revenue, GO of Agency Insured)§	0.27	07/01/2038	6,470,000

Ohio: 0.25%

Variable Rate Demand Notes: 0.25%
4,700,000	Cleveland-Cuyahoga County OH Port Authority (Health Revenue, JPMorgan Chase Bank LOC)§	0.27	01/01/2037	4,700,000
4,000,000	County of Lake OH Hospital Facilities (Health Revenue, JPMorgan Chase & Company LOC)§	0.29	08/15/2041	4,000,000
24,917,000	Ohio State HFA Residential Management Taxable Series I (Housing Revenue, GNMA & FNMA Insured)§	0.27	09/01/2039	24,917,000
13,100,000	Parma OH Community General Hospital Series A (Health Revenue, JPMorgan Chase & Company LOC)§	0.26	11/01/2029	13,100,000
				46,717,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 39
CASH INVESTMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Oklahoma: 0.04%

Variable Rate Demand Note: 0.04%
$8,000,000	Oklahoma Turnpike Authority (Transportation Revenue)§	0.26%	01/01/2028	$8,000,000

Oregon: 0.07%

Variable Rate Demand Note: 0.07%
6,000,000	Forest City OR Residential Management Incorporated PFOTER (Miscellaneous Revenue)§††	0.46	07/26/2012	5,999,968
7,000,000	Oregon Housing & Community Services Department Series E (Housing Revenue)§	0.30	07/01/2038	7,000,000
				12,999,968

Pennsylvania: 0.81%

Variable Rate Demand Notes: 0.81%
20,400,000	Doylestown PA Hospital Authority Series B (Health Revenue, PNC Bank NA LOC)§	0.26	07/01/2037	20,400,000
27,000,000	JPMorgan Chase PUTTER/DRIVER Trust (Education Revenue)§††	0.29	06/30/2011	27,000,000
96,200,000	JPMorgan Chase PUTTER/DRIVER Trust Series 3826 (Miscellaneous Revenue)§††	0.28	06/30/2011	96,200,000
10,000,000	Philadelphia PA Authority for Industrial Development (IDR, PNC Bank NA LOC)§	0.24	03/01/2027	10,000,000
				153,600,000

Rhode Island: 0.03%

Variable Rate Demand Note: 0.03%
5,000,000	Rhode Island HEFA (Health Revenue)§	0.23	05/01/2035	5,000,000

South Carolina: 0.08%

Variable Rate Demand Note: 0.08%
15,000,000	South Carolina Public Service Authority (Miscellaneous Revenue)§††	0.31	01/01/2050	15,000,000

South Dakota: 0.03%

Variable Rate Demand Note: 0.03%
5,000,000	South Dakota Housing Development Authority (Housing Revenue, FNMA Insured)§	0.27	05/01/2037	5,000,000

Tennessee: 0.15%

Variable Rate Demand Notes: 0.15%
5,000,000	Metropolitan Government Nashville & Davidson County TN Stewarts Ferry Apartments (Housing Revenue, FHLMC Insured)§	0.34	01/01/2034	5,000,000
3,000,000	Metropolitan Government Nashville & Davidson County TN Weatherly Ridge Apartments (Housing Revenue, U.S. Bank NA LOC)§	0.32	12/01/2041	3,000,000
16,000,000	Montgomery County TN Public Building Authority Pooled Financing Revenue Tennessee County Loan Pool (Miscellaneous Revenue, Bank of America Corporation LOC)§	0.30	07/01/2034	16,000,000
5,375,000	Montgomery County TN Tennessee County Loan Pool (Miscellaneous Revenue, Bank of America Corporation LOC)§	0.30	02/01/2036	5,375,000
				29,375,000

Texas: 1.11%

Variable Rate Demand Notes: 1.11%
7,000,000	Austin TX Airport System Series A (Port Authority Revenue, State Street Bank & Trust Company LOC)§	0.28	11/15/2017	7,000,000
2,450,000	Bexar County TX Health Facilities (Health Revenue, JPMorgan Chase & Company LOC)§	0.31	12/01/2032	2,450,000
10,000,000	Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series A (Miscellaneous Revenue, JPMorgan Chase & Company LOC)§	0.27	06/01/2038	10,000,000
6,700,000	Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series D1 (Hospital Revenue, JPMorgan Chase & Company LOC)§	0.29	06/01/2029	6,700,000

40 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
CASH INVESTMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$16,500,000	Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series D2 (Health Revenue, JPMorgan Chase & Company LOC)§	0.29%	06/01/2029	$16,500,000
3,000,000	Harris County TX Health Facilities Development Corporation (Miscellaneous Revenue, AGM Insured)§	0.34	06/01/2027	3,000,000
10,000,000	Harris County TX Industrial Development Corporation Solid Waste Disposal Deer Park Refining Project Series A (Energy Revenue)§	0.26	03/01/2023	10,000,000
100,000,000	JPMorgan Chase PUTTER/DRIVER Trust Series 3812 (Miscellaneous Revenue)§††	0.27	08/31/2011	100,000,000
15,700,000	Midlothian TX Industrial Development Corporation (IDR, UBS AG LOC)§	0.24	08/01/2034	15,700,000
6,000,000	Mission TX Economic Development Corporation (Miscellaneous Revenue, Bank of America NA LOC)§	0.34	04/01/2022	6,000,000
9,000,000	Port Arthur TX Naval District Environmental Facilities Motiva Enterprises Project Series A (Energy Revenue)§	0.28	11/01/2040	9,000,000
13,500,000	Texas State Taxable Product Development Program Series A (Miscellaneous Revenue)§	0.28	06/01/2045	13,500,000
975,000	Texas State Veteran Housing Assistance Funding 11-A (GO — State)§	0.35	12/01/2038	975,000
8,500,000	Tyler TX Health Facilities Development Corporation Mother Frances Hospital Series B (Hospital Revenue, Bank of America Corporation LOC)§	0.35	07/01/2020	8,500,000
				209,325,000

Utah: 0.05%

Variable Rate Demand Note: 0.05%
10,000,000	Utah Transportation Sales Tax Subseries B (Transportation Revenue, BNP Paribas LOC)§	0.24	06/15/2036	10,000,000

Vermont: 0.19%

Variable Rate Demand Note: 0.19%
35,500,000	Vermont State Student Assistance Corporation (Education Revenue, Lloyds TSB Bank plc LOC)§	0.29	12/15/2040	35,500,000

Virginia: 0.03%

Variable Rate Demand Note: 0.03%
6,110,000	Harrisonburg VA Redevelopment & Housing Authority (Housing Revenue, Bank of America Corporation LOC)§	0.32	05/01/2026	6,110,000

Washington: 0.16%

Variable Rate Demand Note: 0.16%
29,547,000	King County WA Housing Authority Series A (Housing Revenue, FHLMC Insured)§	0.33	07/01/2035	29,547,000

West Virginia: 0.05%

Variable Rate Demand Note: 0.05%
9,000,000	Cabell County WV University Facilities (Education Revenue, Bank of America Corporation LOC)§	0.34	07/01/2039	9,000,000

Wisconsin: 0.09%

Variable Rate Demand Notes: 0.09%
5,000,000	Wisconsin Housing & Economic Development Authority (Housing Revenue, FNMA Insured, GO of Authority Insured)§	0.36	09/01/2035	5,000,000
2,000,000	Wisconsin State HEFA (Education Revenue, U.S. Bank NA LOC)§	0.22	12/01/2033	2,000,000
10,000,000	Wisconsin State HEFA (Education Revenue, U.S. Bank NA LOC)§	0.26	04/01/2035	10,000,000
				17,000,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 41
CASH INVESTMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Wyoming: 0.16%

Variable Rate Demand Note: 0.16%
$31,125,000	Sweetwater County WY Pacific Corporation Project Series A (Utilities Revenue, Barclays Bank plc LOC)§	0.25%	07/01/2015	$31,125,000

Total Municipal Bonds and Notes (Cost $2,582,971,666)				2,582,971,666

Treasury Debt: 3.10%
135,000,000	US Treasury Bill^	0.14	02/10/2011	134,994,768
136,000,000	US Treasury Bill^	0.16	02/17/2011	135,990,026
136,000,000	US Treasury Bill^	0.16	02/24/2011	135,985,447
179,000,000	US Treasury Bill^	0.18	05/19/2011	178,902,905

Total Treasury Debt (Cost $585,873,146)				585,873,146

Repurchase Agreements (z): 12.04%
141,000,000	Bank of America NA, dated 01/31/2011, maturity value $141,000,862 (1)	0.22	02/01/2011	141,000,000
144,000,000	Barclays Capital Incorporated, dated 01/31/2011, maturity value $144,000,880 (2)	0.22	02/01/2011	144,000,000
85,000,000	Barclays Capital Incorporated, dated 01/31/2011, maturity value $85,000,496 (3)	0.21	02/01/2011	85,000,000
141,000,000	BNP Paribas Securities, dated 01/31/2011, maturity value $141,000,862 (4)	0.22	02/01/2011	141,000,000
175,000,000	Citibank NA, dated 01/31/2011, maturity value $175,001,167 (5)	0.24	02/01/2011	175,000,000
97,000,000	Credit Suisse First Boston Corporation, dated 01/31/2011, maturity value $97,000,593 (6)	0.22	02/01/2011	97,000,000
137,000,000	Deutsche Bank Securities, dated 01/31/2011, maturity value $137,000,989 (7)	0.26	02/01/2011	137,000,000
292,000,000	Deutsche Bank Securities, dated 01/31/2011, maturity value $292,001,784 (8)	0.22	02/01/2011	292,000,000
73,000,000	Goldman Sachs & Company, dated 01/31/2011, maturity value $73,003,123 (9)	0.22	02/01/2011	73,000,000
87,700,000	Goldman Sachs & Company, dated 01/31/2011, maturity value $87,700,536 (10)	0.22	02/07/2011	87,700,000
131,000,000	JPMorgan Securities, dated 01/31/2011, maturity value $131,001,019 (11)	0.28	02/01/2011	131,000,000
58,000,000	Merrill Lynch Pierce Fenner & Smith Incorporated, dated 01/31/2011, maturity value $58,000,419 (12)	0.26	02/01/2011	58,000,000
131,000,000	RBS Securities Incorporated, dated 01/31/2011, maturity value $131,000,837 (13)	0.23	02/01/2011	131,000,000
195,000,000	RBS Securities Incorporated, dated 01/31/2011, maturity value $195,001,138 (14)	0.21	02/01/2011	195,000,000
292,000,000	Societe Generale, dated 01/31/2011, maturity value $292,001,784 (15)	0.22	02/01/2011	292,000,000
97,000,000	Societe Generale, dated 01/31/2011, maturity value $97,000,566 (16)	0.21	02/01/2011	97,000,000

Total Repurchase Agreements (Cost $2,276,700,000)				2,276,700,000

Total Investments in Securities (Cost $19,220,691,293)*	101.64%	19,220,691,293

Other Assets and Liabilities, Net	(1.64)	(309,408,120)

Total Net Assets	100.00%	$18,911,283,173

42 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
CASH INVESTMENT MONEY MARKET FUND

±	Variable rate investments.

^	Zero coupon security. Rate represents yield to maturity.

§	These securities are subject to a demand feature which reduces the effective maturity.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security for which the designation as illiquid is unaudited.

(z)	Collateralized by:
(1)	U.S. government securities, 5.00% to 5.50%, 12/1/2036 to 3/1/2040, market value including accrued interest is $145,230,000.

(2)	U.S. government securities, 0.00% to 4.125%, 2/18/2011 to 7/15/2029, market value including accrued interest is $146,880,093.

(3)	U.S. government security, 2.00%, 1/31/2016, market value including accrued interest is $86,700,001.

(4)	U.S. government securities, 2.12% to 6.50%, 6/1/2023 to 1/20/2041, market value including accrued interest is $145,230,000.

(5)	U.S. government securities, 3.00% to 12.50%, 2/1/2011 to 11/1/2049, market value including accrued interest is $180,250,000.

(6)	U.S. government securities, 0.875% to 4.875%, 5/31/2011 to 5/15/2038, market value including accrued interest is $98,940,342.

(7)	Commercial papers, 0.00%, 2/1/2011 to 5/2/2011, market value is $139,740,000.

(8)	U.S. government securities, 0.00% to 9.50%, 3/1/2011 to 2/1/2048, market value including accrued interest is $300,555,095.

(9)	U.S. government securities, 0.00% to 7.50%, 4/1/2025 to 1/1/2041, market value including accrued interest is $75,190,000.

(10)	U.S. government securities, 3.50% to 7.50%, 4/1/2022 to 11/1/2040, market value including accrued interest is $90,331,000.

(11)	Commercial papers, 0.00%, 2/1/2011 to 9/12/2011, market value is $133,620,426.

(12)	U.S. government securities, 0.50% to 3.875%, 4/15/2011 to 4/15/2029, market value including accrued interest is $59,160,002.

(13)	U.S. government securities, 3.00% to 8.00%, 12/1/2012 to 2/1/2041, market value including accrued interest is $134,930,614.

(14)	U.S. government securities, 0.625% to 3.875%, 4/15/2011 to 2/15/2040, market value including accrued interest is $198,900,113.

(15)	U.S. government securities, 2.61% to 5.50%, 2/1/2023 to 12/1/2040, market value including accrued interest is $300,760,000.

(16)	U.S. government securities, 0.00% to 4.25%, 4/14/2011 to 11/15/2040, market value including accrued interest is $98,940,009.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 43
GOVERNMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Commercial Paper: 5.00%

Asset-Backed Commercial Paper: 5.00%
$50,000,000	Straight-A Funding LLC^††	0.00%	02/01/2011	$50,000,000
45,000,000	Straight-A Funding LLC^††	0.13	02/02/2011	44,999,675
100,000,000	Straight-A Funding LLC^††	0.19	02/04/2011	99,997,916
117,084,000	Straight-A Funding LLC^††	0.21	02/07/2011	117,079,122
50,000,000	Straight-A Funding LLC^††	0.22	02/08/2011	49,997,569
50,000,000	Straight-A Funding LLC^††	0.23	02/10/2011	49,996,875
65,000,000	Straight-A Funding LLC^††	0.23	02/11/2011	64,995,486
50,000,000	Straight-A Funding LLC^††	0.24	03/01/2011	49,990,278
35,000,000	Straight-A Funding LLC^††	0.24	03/03/2011	34,992,708
190,000,000	Straight-A Funding LLC^††	0.24	03/04/2011	189,959,097
115,000,000	Straight-A Funding LLC^††	0.24	03/08/2011	114,972,049
115,000,000	Straight-A Funding LLC^††	0.24	03/10/2011	114,970,452
86,000,000	Straight-A Funding LLC^††	0.24	03/11/2011	85,977,306
25,161,000	Straight-A Funding LLC^††	0.25	04/04/2011	25,150,167
50,000,000	Straight-A Funding LLC^††	0.25	04/07/2011	49,977,431
50,000,000	Straight-A Funding LLC^††	0.25	04/11/2011	49,976,042
50,000,000	Straight-A Funding LLC^††	0.25	04/12/2011	49,975,694
125,000,000	Straight-A Funding LLC^††	0.25	04/14/2011	124,937,500

Total Commercial Paper (Cost $1,367,945,367)				1,367,945,367

Government Agency Debt: 47.17%
8,000,000	FFCB	0.35	02/01/2011	8,000,000
43,000,000	FFCB^	0.10	02/02/2011	42,999,761
37,430,000	FFCB	4.88	02/18/2011	37,510,094
50,120,000	FFCB	3.00	03/03/2011	50,237,667
100,000,000	FFCB^	0.17	03/22/2011	99,976,861
50,000,000	FFCB	0.22	03/22/2011	50,000,000
20,000,000	FFCB^	0.20	04/20/2011	19,991,333
24,628,000	FFCB	2.63	04/21/2011	24,757,334
16,200,000	FFCB	0.35	05/18/2011	16,207,182
50,000,000	FFCB^	0.19	05/25/2011	49,970,181
23,000,000	FFCB^	0.19	05/31/2011	22,985,555
25,000,000	FFCB^	0.19	06/01/2011	24,984,167
25,000,000	FFCB^	0.19	06/02/2011	24,984,035
50,000,000	FFCB	0.18	06/07/2011	49,996,055
100,000,000	FFCB^	0.21	06/13/2011	99,923,000
225,000,000	FFCB	0.18	06/23/2011	224,988,318
40,000,000	FFCB^	0.20	06/27/2011	39,966,744
236,000,000	FFCB	0.17	06/28/2011	235,985,209
100,000,000	FFCB^	0.22	08/09/2011	99,884,500
25,000,000	FFCB^	0.21	08/11/2011	24,972,146
50,000,000	FFCB^	0.21	08/24/2011	49,940,500
200,000,000	FFCB	0.26	10/07/2011	200,028,444
145,000,000	FFCB	0.18	01/25/2012	144,886,973
50,000,000	FFCB	0.27	02/13/2012	50,005,164
26,500,000	FFCB	0.15	02/22/2012	26,469,205
200,000,000	FFCB±	0.23	03/14/2012	199,965,327
88,525,000	FFCB±	0.25	08/13/2012	88,483,967
100,000,000	FFCB±	0.26	09/28/2012	99,983,151
101,600,000	FHLB^	0.17	02/24/2011	101,588,316
253,665,000	FHLB^	0.18	02/25/2011	253,632,575
100,000,000	FHLB^	0.18	03/11/2011	99,981,000
100,000,000	FHLB^	0.19	03/14/2011	99,978,361
50,500,000	FHLB	1.63	03/16/2011	50,588,530
100,000,000	FHLB^	0.16	03/18/2011	99,979,750

44 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
GOVERNMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Government Agency Debt (continued)
$65,000,000	FHLB	0.38%	03/18/2011	$65,013,986
18,000,000	FHLB	0.75	03/18/2011	18,012,241
168,500,000	FHLB^	0.17	04/06/2011	168,449,076
214,762,000	FHLB^	0.17	04/08/2011	214,695,066
250,000,000	FHLB^	0.17	04/13/2011	249,916,180
101,250,000	FHLB	0.70	04/18/2011	101,349,792
150,000,000	FHLB	0.20	04/20/2011	149,992,794
2,800,000	FHLB	0.20	05/02/2011	2,800,000
199,985,000	FHLB	2.63	05/20/2011	201,429,149
250,000,000	FHLB	0.21	05/25/2011	249,984,478
160,000,000	FHLB	0.16	06/07/2011	159,977,512
72,605,000	FHLB	0.67	06/14/2011	72,727,085
100,000,000	FHLB	0.51	06/22/2011	100,112,293
39,000,000	FHLB	0.16	07/15/2011	38,984,365
165,000,000	FHLB	0.17	07/20/2011	164,976,507
150,000,000	FHLB	0.17	07/25/2011	149,974,536
250,000,000	FHLB	0.20	07/25/2011	249,973,564
150,000,000	FHLB	0.17	07/28/2011	149,974,097
83,265,000	FHLB	0.21	08/10/2011	83,256,308
150,000,000	FHLB	0.17	08/12/2011	149,968,189
251,400,000	FHLB	0.27	10/13/2011	251,463,684
150,000,000	FHLB	0.25	11/07/2011	149,953,500
250,000,000	FHLB±	0.18	02/28/2012	249,906,891
31,500,000	FHLB	0.58	06/03/2011	31,545,265
38,700,000	FHLMC	0.15	02/01/2011	38,700,000
76,500,000	FHLMC	3.25	02/25/2011	76,650,505
65,910,000	FHLMC^	0.19	02/28/2011	65,900,114
165,116,000	FHLMC^	0.16	03/07/2011	165,090,269
303,088,000	FHLMC	0.37	03/09/2011	303,114,647
115,828,000	FHLMC	5.63	03/15/2011	116,561,729
174,000,000	FHLMC^	0.20	03/21/2011	173,952,440
250,000,000	FHLMC	1.02	03/30/2011	250,328,315
225,000,000	FHLMC^	0.18	04/04/2011	224,927,237
250,000,000	FHLMC^	0.23	04/05/2011	249,899,375
100,000,000	FHLMC^	0.19	04/06/2011	99,966,222
180,234,000	FHLMC^	0.17	04/11/2011	180,175,274
150,650,000	FHLMC	5.13	04/18/2011	152,216,114
75,000,000	FHLMC^	0.19	05/04/2011	74,963,583
172,500,000	FHLMC	0.20	05/04/2011	172,487,719
46,745,000	FHLMC	3.50	05/05/2011	47,137,724
99,296,000	FHLMC^	0.19	05/09/2011	99,245,166
200,000,000	FHLMC^	0.25	05/24/2011	199,844,444
250,000,000	FHLMC^	0.25	05/26/2011	249,802,083
158,889,000	FHLMC^	0.23	07/05/2011	158,728,774
125,000,000	FHLMC^	0.21	07/13/2011	124,881,875
50,000,000	FHLMC^	0.20	07/18/2011	49,952,451
69,845,000	FHLMC	1.63	07/27/2011	70,321,296
50,000,000	FHLMC	0.23	09/26/2011	49,998,324
23,007,000	FHLMC	0.18	02/02/2012	22,988,407
150,000,000	FHLMC±	0.24	05/11/2012	149,904,489
200,000,000	FNMA^	0.00	02/01/2011	200,000,000
250,000,000	FNMA^	0.11	02/03/2011	249,997,639
250,000,000	FNMA^	0.17	02/14/2011	249,983,750
401,000,000	FNMA	4.50	02/15/2011	401,651,352
100,000,000	FNMA^	0.17	02/16/2011	99,992,500
200,000,000	FNMA^	0.17	02/17/2011	199,984,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 45
GOVERNMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Government Agency Debt (continued)
$150,000,000	FNMA^	0.19%	03/14/2011	$149,967,542
285,085,000	FNMA	1.75	03/23/2011	285,678,063
100,000,000	FNMA^	0.16	03/24/2011	99,977,333
249,000,000	FNMA^	0.17	04/01/2011	248,928,585
16,000,000	FNMA	5.13	04/15/2011	16,158,301
15,000,000	FNMA	1.38	04/28/2011	15,041,707
19,598,000	FNMA	6.00	05/15/2011	19,922,810
250,000,000	FNMA	0.16	07/27/2011	249,920,393
150,000,000	FNMA	0.17	08/11/2011	149,960,473
100,000,000	FNMA±	0.29	09/17/2012	99,967,172
150,000,000	FNMA±	0.29	10/18/2012	149,948,021
100,000,000	FNMA±	0.28	11/23/2012	99,945,163
100,000,000	FNMA±	0.26	12/20/2012	99,961,999

Total Government Agency Debt (Cost $12,892,993,342)				12,892,993,342

Other Notes: 4.51%

Corporate Bonds and Notes: 4.51%
50,000,000	American Express Bank FSB	1.25	12/09/2011	50,420,135
84,268,000	Bank of America Corporation	1.12	12/02/2011	84,882,994
46,835,000	Bank of America Corporation±	0.60	04/30/2012	47,042,430
139,046,000	Citibank NA	1.38	08/10/2011	139,862,281
40,395,000	Citibank NA	1.50	07/12/2011	40,624,321
27,772,000	Citibank NA	1.63	03/30/2011	27,834,531
10,000,000	Citibank NA	0.30	07/12/2011	10,002,415
39,970,000	Citibank NA±	0.32	05/07/2012	40,006,281
106,725,000	Citigroup Incorporated	1.38	05/05/2011	107,036,470
47,605,000	Citigroup Incorporated	1.25	06/03/2011	47,768,172
21,485,000	Citigroup Incorporated±	0.63	04/30/2012	21,585,031
12,315,000	Citigroup Incorporated±	0.60	03/30/2012	12,364,314
94,837,000	General Electric Capital Corporation	1.80	03/11/2011	94,996,879
65,000,000	General Electric Capital Corporation±	0.37	04/24/2012	65,089,971
50,000,000	General Electric Capital Corporation	1.23	12/09/2011	50,418,503
50,000,000	General Electric Capital Corporation±	0.50	03/12/2012	50,136,671
14,500,000	General Electric Capital Corporation±	0.24	05/08/2012	14,498,265
146,705,000	Goldman Sachs Group Incoporated	0.54	11/09/2011	147,066,336
100,680,000	Goldman Sachs Group Incoporated	1.63	07/15/2011	101,317,263
25,000,000	JPMorgan Chase & Company±	0.53	06/15/2012	25,094,014
20,000,000	JPMorgan Chase & Company	1.00	04/01/2011	20,008,440
11,800,000	JPMorgan Chase & Company	0.36	02/23/2011	11,801,034
10,000,000	Morgan Stanley±	0.57	02/10/2012	10,033,305
14,247,000	State Street Bank & Trust Company	1.85	03/15/2011	14,274,392

Total Other Notes (Cost $1,234,164,448)				1,234,164,448

Repurchase Agreements(z): 43.32%
275,000,000	Bank of America NA, dated 01/31/2011, maturity value $275,001,681 (1)	0.22	02/01/2011	275,000,000
525,000,000	Barclays Capital Incorporated, dated 01/31/2011, maturity value $525,003,063 (2)	0.21	02/01/2011	525,000,000
650,000,000	Barclays Capital Incorporated, dated 01/31/2011, maturity value $650,004,153 (3)	0.23	02/01/2011	650,000,000
725,000,000	Barclays Capital Incorporated, dated 01/31/2011, maturity value $725,004,431 (4)	0.22	02/01/2011	725,000,000
1,080,000,000	BNP Paribas Securities, dated 01/31/2011, maturity value $1,080,006,600 (5)	0.22	02/01/2011	1,080,000,000
554,025,000	BNP Paribas Securities, dated 01/31/2011, maturity value $544,028,232 (6)	0.21	02/01/2011	554,025,000
100,000,000	Citibank NA, dated 01/31/2011, maturity value $100,000,667 (7)	0.24	02/01/2011	100,000,000
780,000,000	Citigroup Global Markets, dated 01/31/2011, maturity value $780,005,200 (8)	0.24	02/01/2011	780,000,000
200,000,000	Credit Suisse First Boston Corporation, dated 01/31/2011, maturity value $200,001,222 (9)	0.22	02/01/2011	200,000,000

46 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
GOVERNMENT MONEY MARKET FUND

Principal	Security Name		Interest Rate	Maturity Date	Value
Repurchase Agreements(z) (continued)
$250,000,000	Deutsche Bank Securities, dated 01/27/2011, maturity value $250,010,208 (10)		0.21%	02/03/2011	$250,000,000
968,750,000	Deutsche Bank Securities, dated 01/31/2011, maturity value $968,755,920 (11)		0.22	02/01/2011	968,750,000
250,000,000	Goldman Sachs & Company, dated 01/25/2011, maturity value $250,010,208 (12)		0.21	02/01/2011	250,000,000
250,000,000	Goldman Sachs & Company, dated 01/26/2011, maturity value $250,010,208 (13)		0.21	02/02/2011	250,000,000
250,000,000	Goldman Sachs & Company, dated 01/31/2011, maturity value $250,010,694 (14)		0.22	02/07/2011	250,000,000
500,000,000	Goldman Sachs & Company, dated 01/31/2011, maturity value $500,003,056 (15)		0.22	02/01/2011	500,000,000
750,000,000	JPMorgan Securities, dated 01/31/2011, maturity value $750,004,583 (16)		0.22	02/01/2011	750,000,000
500,000,000	Merrill Lynch Pierce Fenner & Smith Incorporated, dated 01/31/2011, maturity value $500,003,611 (17)		0.26	02/01/2011	500,000,000
63,100,000	Merrill Lynch Pierce Fenner & Smith Incorporated, dated 01/31/2011, maturity value $63,100,386 (18)		0.22	02/01/2011	63,100,000
150,000,000	RBC Capital Markets, dated 01/31/2011, maturity value $150,000,917 (19)		0.22	02/01/2011	150,000,000
1,000,000,000	RBS Securities Incorporated, dated 01/31/2011, maturity value $1,000,005,833 (20)		0.21	02/01/2011	1,000,000,000
250,000,000	RBS Securities Incorporated, dated 01/28/2011, maturity value $250,009,722 (21)		0.20	02/04/2011	250,000,000
660,000,000	RBS Securities Incorporated, dated 01/31/2011, maturity value $660,004,217 (22)		0.23	02/01/2011	660,000,000
360,000,000	Societe Generale, dated 01/31/2011, maturity value $360,002,100 (23)		0.21	02/01/2011	360,000,000
750,000,000	Societe Generale, dated 01/31/2011, maturity value $750,004,583 (24)		0.22	02/01/2011	750,000,000

Total Repurchase Agreements (Cost $11,840,875,000)					11,840,875,000

Total Investments in Securities (Cost $27,335,978,157)*		100.00%			27,335,978,157

Other Assets and Liabilities, Net		0.00			(1,043,273)

Total Net Assets		100.00%			$27,334,934,884

(z)	Collateralized by:

(1)	U.S. government securities, 5.00% to 5.50%, 12/1/2036 to 3/1/2040, market value including accrued interest is $283,250,000.

(2)	U.S. government security, 2.00%, 1/31/2016, market value including accrued interest is $535,500,003.

(3)	U.S. government securities, 1.00% to 2.125%, 3/31/2012 to 12/31/2015, market value including accrued interest is $663,000,100.

(4)	U.S. government securities, 0.00% to 4.125%, 2/18/2011 to 7/15/2029, market value including accrued interest is $739,500,469.

(5)	U.S. government securities, 2.12% to 6.50%, 6/1/2023 to 1/20/2041, market value including accrued interest is $1,112,400,000.

(6)	U.S. government securities, 0.00% to 2.75%, 4/21/2011 to 5/31/2017, market value including accrued interest is $565,105,532.

(7)	U.S. government securities, 3.00% to 12.50%, 2/1/2011 to 11/1/2049, market value including accrued interest is $103,000,000.

(8)	U.S. government securities, 2.06% to 6.50%, 6/1/2018 to 11/1/2047, market value including accrued interest is $803,400,000.

(9)	U.S. government securities, 0.875% to 4.875%, 5/31/2011 to 5/15/2038, market value including accrued interest is $204,000,706.

(10)	U.S. government securities, 0.87% to 7.00%, 7/1/2015 to 1/20/2061, market value including accrued interest is $257,500,000.

(11)	U.S. government securities, 0.00% to 9.50%, 3/1/2011 to 2/1/2048, market value including accrued interest is $997,132,699.

(12)	U.S. government securities, 3.125% to 5.50%, 7/1/2025 to 2/1/2041, market value including accrued interest is $257,500,000.

(13)	U.S. government securities, 3.25% to 6.50%, 1/1/2031 to 1/1/2041, market value including accrued interest is $257,500,000.

(14)	U.S. government securities, 0.00% to 7.50%, 4/1/2025 to 1/1/2041, market value including accrued interest is $257,500,000.

(15)	U.S. government securities, 3.50% to 7.50%, 4/1/2022 to 11/1/2040, market value including accrued interest is $515,000,001.

(16)	U.S. government securities, 4.00% to 6.00%, 2/1/2034 to 2/1/2041, market value including accrued interest is $772,504,565.

(17)	U.S. government securities, 0.50% to 3.875%, 4/15/2011 to 4/15/2029, market value including accrued interest is $510,000,016.

(18)	U.S. government security, 4.00%, 12/1/2040, market value including accrued interest is $64,993,000.

(19)	U.S. government securities, 3.00% to 5.50%, 1/1/2026 to 11/1/2035, market value including accrued interest is $154,500,000.

(20)	U.S. government securities, 0.625% to 3.875%, 4/15/2011 to 2/15/2040, market value including accrued interest is $1,020,000,579.

(21)	U.S. government securities, 3.55% to 5.71%, 10/1/2036 to 7/1/2040, market value including accrued interest is $257,501,270.

(22)	U.S. government securities, 3.00% to 8.00%, 12/1/2012 to 2/1/2041, market value including accrued interest is $679,803,092.

(23)	U.S. government securities, 0.00% to 4.25%, 4/14/2011 to 11/15/2040, market value including accrued interest is $367,200,032.

(24)	U.S. government securities, 2.61% to 5.50%, 2/1/2023 to 12/1/2040, market value including accrued interest is $772,500,000.

^	Zero coupon security. Rate represents yield to maturity.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investments.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 47
HERITAGE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Government Agency Debt: 0.26%
$115,000,000	FHLMC	0.18%	02/02/2012	$114,907,196

Total Government Agency Debt: (Cost $114,907,196)				114,907,196

Certificates of Deposit: 18.11%
290,000,000	Abbey National Treasury Services	0.29	02/14/2011	290,000,000
408,000,000	Banco Bilbao Vizcaya Argentaria (London)	0.25	02/01/2011	408,000,000
134,000,000	Bank of Montreal	0.25	02/18/2011	134,000,000
303,000,000	Bank of Nova Scotia	0.29	03/08/2011	303,000,000
73,000,000	Bank of Nova Scotia	0.29	03/09/2011	73,000,000
86,000,000	Barclays Bank plc (New York)±	0.58	07/22/2011	86,000,000
262,000,000	Barclays Bank plc (New York)±	0.72	01/17/2012	262,000,000
86,000,000	Barclays Bank plc (New York)±	0.76	10/24/2011	86,000,000
173,000,000	Barclays Bank plc (New York)±	0.81	08/12/2011	173,000,000
313,000,000	Commerzbank (London)	0.22	02/02/2011	313,000,000
300,000,000	Cooperatieve Centrale Raiffeis	0.30	03/07/2011	300,000,000
365,000,000	Credit Agricole	0.24	02/07/2011	365,000,000
162,000,000	Credit Agricole	0.33	03/04/2011	162,000,000
183,000,000	Danske Bank AS (Copenhagen)	0.25	02/01/2011	183,000,000
234,000,000	Deutsche Bank AG (New York)	0.30	03/09/2011	234,000,000
454,000,000	Dexia Credit Local SA	0.35	02/02/2011	454,000,000
119,000,000	DG Bank AG	0.35	02/02/2011	119,000,000
113,000,000	DG Bank AG	0.40	02/16/2011	113,000,000
50,000,000	DG Bank AG	0.40	03/21/2011	50,000,000
95,000,000	HSBC Bank plc	0.25	02/01/2011	95,000,000
182,000,000	ING Bank NV (Amsterdam)	0.22	02/03/2011	182,000,000
447,000,000	KBC Bank of Belgium (Brussels)	0.22	02/01/2011	447,000,000
126,000,000	National Bank of Canada±	0.40	09/21/2011	126,000,000
224,000,000	National Bank of Canada±	0.43	10/07/2011	224,000,000
282,000,000	Natixis Corporation	0.25	02/03/2011	282,000,000
26,500,000	Natixis Corporation	0.50	02/02/2011	26,500,037
224,000,000	Natixis Corporation±	0.50	03/07/2011	224,000,000
135,000,000	Natixis Corporation±	0.59	02/04/2011	135,000,000
198,000,000	Nordea Bank Finland plc	0.29	04/04/2011	198,000,000
147,000,000	Rabobank Nederland N Y	0.34	01/10/2012	147,000,000
87,000,000	Rabobank Nederland NV±	0.34	03/31/2011	87,000,000
108,000,000	Rabobank Nederland NV±	0.34	10/21/2011	108,000,000
131,000,000	Rabobank Nederland NV±	0.34	12/06/2011	131,000,000
75,200,000	Royal Bank of Canada	0.20	02/01/2011	75,200,000
236,000,000	Royal Bank of Scotland plc	0.75	04/26/2011	236,000,000
36,000,000	Societe Generale (New York)	0.36	02/22/2011	36,000,000
153,000,000	Societe Generale (New York)	0.37	01/27/2012	153,000,000
245,000,000	Societe Generale (New York)	0.54	08/12/2011	245,000,000
75,000,000	Societe Generale (New York)	1.49	05/05/2011	75,000,000
181,000,000	Standard Chartered Bank	0.30	02/28/2011	181,000,000
190,000,000	TD Bank Financial Group±	0.26	02/04/2011	190,000,050
167,000,000	Toronto-Dominion Bank±	0.34	01/12/2012	167,000,000

Total Certificates of Deposit (Cost $7,878,700,087)				7,878,700,087

Commercial Paper: 43.67%

Asset-Backed Commercial Paper: 30.12%
94,000,000	Alpine Securitzation^††	0.24	02/18/2011	93,988,903
27,000,000	Amsterdam Funding Corporation^††	0.28	02/22/2011	26,995,433
65,000,000	Amsterdam Funding Corporation^††	0.30	04/04/2011	64,966,417

48 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
HERITAGE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Asset-Backed Commercial Paper (continued)
$19,000,000	Amsterdam Funding Corporation^††	0.30%	04/08/2011	$18,989,550
36,630,000	Antalis US Funding Corporation^††	0.23	02/04/2011	36,629,054
5,000,000	Antalis US Funding Corporation^††	0.28	02/08/2011	4,999,689
40,000,000	Arabella Finance LLC^††	0.53	02/24/2011	39,985,944
27,000,000	Arabella Finance LLC^††	0.53	02/25/2011	26,990,100
51,000,000	Arabella Finance LLC^††	0.53	02/28/2011	50,978,963
11,000,000	Argento Funding Companies Limited^††	0.16	02/02/2011	10,999,902
40,000,000	Argento Funding Companies Limited^††	0.21	02/03/2011	39,999,289
16,000,000	Argento Funding Companies Limited^††	0.31	03/02/2011	15,995,876
20,000,000	Argento Funding Companies Limited^††	0.31	03/03/2011	19,994,667
38,000,000	Argento Funding Companies Limited^††	0.32	04/19/2011	37,973,991
65,000,000	Argento Funding Companies Limited^††	0.35	02/23/2011	64,985,303
123,000,000	Argento Funding Companies Limited^††	0.36	02/24/2011	122,970,924
137,000,000	Argento Funding Companies Limited^††	0.36	02/25/2011	136,966,207
28,000,000	Argento Funding Companies Limited^††	0.36	03/01/2011	27,991,942
120,000,000	Argento Funding Companies Limited^††	0.37	04/07/2011	119,919,833
120,000,000	Argento Funding Companies Limited^††	0.37	05/13/2011	119,875,433
27,000,000	Aspen Funding Corporation^††	0.29	02/28/2011	26,993,925
54,112,000	Aspen Funding Corporation^††	0.29	03/16/2011	54,092,610
23,000,000	Aspen Funding Corporation^††	0.31	04/05/2011	22,987,523
18,000,000	Aspen Funding Corporation^††	0.31	04/06/2011	17,990,080
49,000,000	Atlantic Asset Securitization Corporation^††	0.28	03/14/2011	48,983,816
71,000,000	Atlantic Asset Securitization Corporation^††	0.29	03/01/2011	70,983,433
55,000,000	Atlantic Asset Securitization Corporation^††	0.29	03/03/2011	54,986,250
40,350,000	Atlantic Asset Securitization Corporation^††	0.29	03/04/2011	40,339,769
40,000,000	Atlantic Asset Securitization Corporation^††	0.30	04/05/2011	39,979,000
20,000,000	Atlantic Asset Securitization Corporation^††	0.30	04/06/2011	19,989,333
19,000,000	Autobahn Funding Company LLC^††	0.33	02/15/2011	18,997,414
16,000,000	Autobahn Funding Company LLC^††	0.35	04/18/2011	15,988,178
38,000,000	Barton Capital Corporation^††	0.00	02/01/2011	38,000,000
34,084,000	Barton Capital Corporation^††	0.14	02/02/2011	34,083,734
43,562,000	Barton Capital Corporation^††	0.18	02/03/2011	43,561,347
60,000,000	Beethoven Funding Corporation^††	0.21	02/02/2011	59,999,300
96,269,000	Bryant Park Funding LLC^††	0.23	02/10/2011	96,262,983
85,000,000	CAFCO LLC^††	0.29	03/16/2011	84,969,542
65,000,000	CAFCO LLC^††	0.30	04/05/2011	64,965,875
24,250,000	CAFCO LLC^††	0.30	04/20/2011	24,234,238
65,000,000	Cancara Asset Securitisation LLC^††	0.26	02/08/2011	64,996,208
26,000,000	Cancara Asset Securitisation LLC^††	0.28	02/15/2011	25,996,967
46,000,000	Cancara Asset Securitisation LLC^††	0.28	02/16/2011	45,994,250
200,000,000	Cancara Asset Securitisation LLC^††	0.29	02/22/2011	199,965,000
42,000,000	Cancara Asset Securitisation LLC^††	0.29	03/02/2011	41,989,850
72,000,000	Cancara Asset Securitisation LLC^††	0.29	03/03/2011	71,982,000
120,500,000	Cancara Asset Securitisation LLC^††	0.29	03/10/2011	120,462,846
54,000,000	Cancara Asset Securitisation LLC^††	0.31	04/20/2011	53,963,730
25,000,000	Chariot Funding LLC^††	0.24	02/18/2011	24,997,049
14,000,000	Charta LLC^††	0.00	02/01/2011	14,000,000
32,000,000	Charta LLC^††	0.27	02/15/2011	31,996,391
39,000,000	Charta LLC^††	0.27	02/18/2011	38,994,659
75,000,000	Charta LLC^††	0.28	02/23/2011	74,986,708
48,000,000	Charta LLC^††	0.28	03/09/2011	47,986,080
59,700,000	Charta LLC^††	0.28	03/14/2011	59,680,282
86,000,000	Charta LLC^††	0.29	03/04/2011	85,977,783
10,000,000	Ciesco LLC^††	0.27	02/15/2011	9,998,872
31,000,000	Compass Securities LLC^††	0.20	02/02/2011	30,999,656

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 49
HERITAGE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Asset-Backed Commercial Paper (continued)
$25,000,000	Concord Minutemen Capital Company^††	0.00%	02/01/2011	$25,000,000
116,000,000	Concord Minutemen Capital Company^††	0.36	02/09/2011	115,989,689
49,000,000	Concord Minutemen Capital Company^††	0.36	02/11/2011	48,994,556
123,000,000	Concord Minutemen Capital Company^††	0.37	02/15/2011	122,980,867
50,000,000	Concord Minutemen Capital Company^††	0.38	02/24/2011	49,987,222
30,000,000	CRC Funding LLC^††	0.26	02/09/2011	29,998,067
51,000,000	CRC Funding LLC^††	0.28	03/04/2011	50,987,264
53,000,000	CRC Funding LLC^††	0.28	03/09/2011	52,984,630
21,000,000	CRC Funding LLC^††	0.28	03/23/2011	20,991,542
42,000,000	CRC Funding LLC^††	0.29	03/16/2011	41,984,950
38,000,000	CRC Funding LLC^††	0.30	04/04/2011	37,980,367
68,000,000	CRC Funding LLC^††	0.30	04/05/2011	67,964,300
23,000,000	CRC Funding LLC^††	0.30	04/20/2011	22,985,050
24,000,000	Crown Point Capital Company^††	0.00	02/01/2011	24,000,000
62,000,000	Crown Point Capital Company^††	0.27	02/03/2011	61,998,622
119,000,000	Crown Point Capital Company^††	0.30	02/04/2011	118,996,034
55,000,000	Crown Point Capital Company^††	0.34	02/07/2011	54,996,333
99,000,000	Crown Point Capital Company^††	0.36	02/09/2011	98,991,200
53,000,000	Crown Point Capital Company^††	0.36	02/10/2011	52,994,700
67,000,000	Crown Point Capital Company^††	0.38	02/16/2011	66,988,833
50,000,000	Crown Point Capital Company^††	0.38	02/23/2011	49,987,778
24,000,000	Crown Point Capital Company^††	0.38	02/24/2011	23,993,867
65,000,000	Ebbets Funding LLC^††	0.38	02/04/2011	64,997,292
60,000,000	Ebbets Funding LLC^††	0.44	02/08/2011	59,994,167
61,000,000	Ebbets Funding LLC^††	0.46	02/11/2011	60,991,528
22,162,000	Falcon Asset Securitization Corporation LLC^††	0.23	02/14/2011	22,159,999
61,000,000	Falcon Asset Securitization Corporation LLC^††	0.23	02/15/2011	60,994,069
60,651,000	Falcon Asset Securitization Corporation LLC^††	0.24	02/18/2011	60,643,840
45,643,000	Gemini Securitization Corporation LLC^††	0.27	03/09/2011	45,630,220
80,000,000	Gemini Securitization Corporation LLC^††	0.28	03/01/2011	79,981,956
56,000,000	Gemini Securitization Corporation LLC^††	0.29	03/02/2011	55,986,467
44,065,000	Gemini Securitization Corporation LLC^††	0.29	03/10/2011	44,051,413
137,202,000	Gemini Securitization Corporation LLC^††	0.30	04/05/2011	137,129,969
88,000,000	Gemini Securitization Corporation LLC^††	0.30	04/06/2011	87,953,066
49,000,000	Gemini Securitization Corporation LLC^††	0.30	04/07/2011	48,973,458
63,000,000	Govco LLC^††	0.27	02/18/2011	62,991,373
20,000,000	Govco LLC^††	0.28	03/04/2011	19,995,006
60,000,000	Govco LLC^††	0.28	03/14/2011	59,980,183
42,000,000	Govco LLC^††	0.28	03/24/2011	41,982,745
60,000,000	Govco LLC^††	0.29	03/01/2011	59,986,000
123,000,000	Govco LLC^††	0.29	03/16/2011	122,956,511
144,000,000	Govco LLC^††	0.29	03/23/2011	143,940,000
62,000,000	Govco LLC^††	0.30	04/06/2011	61,966,933
62,000,000	Govco LLC^††	0.30	04/11/2011	61,964,350
86,000,000	Govco LLC^††	0.33	03/21/2011	85,961,013
69,000,000	Grampian Funding LLC^††	0.16	02/02/2011	68,999,387
34,000,000	Grampian Funding LLC^††	0.21	02/03/2011	33,999,396
99,600,000	Grampian Funding LLC^††	0.28	02/08/2011	99,593,803
28,000,000	Grampian Funding LLC^††	0.29	02/11/2011	27,997,511
100,000,000	Grampian Funding LLC^††	0.30	02/16/2011	99,986,667
48,500,000	Grampian Funding LLC^††	0.30	03/16/2011	48,482,042
49,000,000	Grampian Funding LLC^††	0.30	03/17/2011	48,981,434
72,000,000	Grampian Funding LLC^††	0.31	03/14/2011	71,973,760
63,000,000	Grampian Funding LLC^††	0.32	02/18/2011	62,989,885
100,000,000	Grampian Funding LLC^††	0.33	03/03/2011	99,971,667
80,000,000	Grampian Funding LLC^††	0.36	03/10/2011	79,969,578

50 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
HERITAGE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Asset-Backed Commercial Paper (continued)
$36,000,000	Grampian Funding LLC^††	0.36%	03/11/2011	$35,985,940
51,000,000	Jupiter Securitization Corporation LLC^††	0.23	02/14/2011	50,995,396
51,000,000	Jupiter Securitization Corporation LLC^††	0.23	02/15/2011	50,995,042
79,000,000	Kells Funding LLC^††	0.29	03/18/2011	78,970,375
119,000,000	Kells Funding LLC^††	0.31	03/21/2011	118,949,227
120,000,000	Kells Funding LLC^††	0.32	04/01/2011	119,937,067
12,000,000	Kells Funding LLC^††	0.33	04/20/2011	11,991,420
64,000,000	Kells Funding LLC^††	0.34	04/15/2011	63,955,876
246,000,000	Kells Funding LLC††	0.40	11/29/2011	246,000,000
58,000,000	Legacy Capital Company^††	0.35	02/08/2011	57,995,489
20,000,000	Legacy Capital Company^††	0.36	02/09/2011	19,998,222
40,000,000	Legacy Capital Company^††	0.36	02/10/2011	39,996,000
70,000,000	Legacy Capital Company^††	0.38	02/17/2011	69,987,556
70,500,000	Lexington Parker Capital^††	0.00	02/01/2011	70,500,000
141,000,000	Lexington Parker Capital^††	0.20	02/02/2011	140,998,433
109,000,000	Lexington Parker Capital^††	0.34	02/07/2011	108,992,733
57,000,000	Lexington Parker Capital^††	0.36	02/10/2011	56,994,300
12,000,000	Lexington Parker Capital^††	0.38	02/17/2011	11,997,867
35,000,000	Lexington Parker Capital^††	0.38	02/18/2011	34,993,389
69,000,000	Lexington Parker Capital^††	0.38	02/23/2011	68,983,133
21,000,000	Liberty Funding LLC^††	0.28	03/14/2011	20,993,064
28,000,000	Liberty Funding LLC^††	0.28	03/24/2011	27,988,497
35,000,000	Liberty Funding LLC^††	0.29	03/04/2011	34,990,958
99,800,000	LMA Americas LLC^††	0.25	02/08/2011	99,794,505
22,000,000	LMA Americas LLC^††	0.26	02/17/2011	21,997,262
27,000,000	LMA Americas LLC^††	0.30	02/28/2011	26,993,723
73,300,000	LMA Americas LLC^††	0.32	03/15/2011	73,271,799
41,900,000	Matchpoint Master Trust^††	0.24	02/11/2011	41,896,974
158,500,000	Matchpoint Master Trust^††	0.27	02/28/2011	158,466,715
43,813,000	Matchpoint Master Trust^††	0.28	02/14/2011	43,808,254
27,000,000	MetLife Short Term Funding LLC^††	0.24	02/07/2011	26,998,740
149,500,000	MetLife Short Term Funding LLC^††	0.30	03/31/2011	149,427,742
10,320,000	MetLife Short Term Funding LLC^††	0.30	04/18/2011	10,313,464
43,000,000	Mont Blanc Capital Corporation^††	0.25	02/08/2011	42,997,575
58,000,000	Mont Blanc Capital Corporation^††	0.28	02/14/2011	57,993,716
25,000,000	Mont Blanc Capital Corporation^††	0.28	02/16/2011	24,996,875
60,000,000	Mont Blanc Capital Corporation^††	0.29	03/04/2011	59,984,500
31,000,000	Newport Funding Corporation^††	0.29	02/22/2011	30,994,575
23,000,000	Newport Funding Corporation^††	0.31	04/05/2011	22,987,523
33,000,000	Newport Funding Corporation^††	0.31	04/11/2011	32,980,393
21,000,000	Nieuw Amsterdam Receivables Corporation^††	0.15	02/02/2011	20,999,825
26,000,000	Nieuw Amsterdam Receivables Corporation^††	0.29	03/01/2011	25,993,933
20,000,000	Nieuw Amsterdam Receivables Corporation^††	0.29	03/03/2011	19,995,000
13,000,000	Nieuw Amsterdam Receivables Corporation^††	0.29	03/07/2011	12,996,317
14,000,000	Nieuw Amsterdam Receivables Corporation^††	0.29	04/12/2011	13,992,106
14,186,000	Nieuw Amsterdam Receivables Corporation^††	0.30	04/08/2011	14,178,198
32,000,000	Nieuw Amsterdam Receivables Corporation^††	0.30	04/13/2011	31,981,067
26,900,000	Nieuw Amsterdam Receivables Corporation^††	0.30	04/19/2011	26,882,739
14,000,000	Nieuw Amsterdam Receivables Corporation^††	0.30	04/20/2011	13,990,900
80,000,000	Nieuw Amsterdam Receivables Corporation^††	0.30	04/26/2011	79,944,000
62,000,000	Nieuw Amsterdam Receivables Corporation^††	0.30	04/28/2011	61,955,567
25,000,000	Rhein-Main Security Limited^††	0.40	02/10/2011	24,997,250
12,000,000	Rhein-Main Security Limited^††	0.49	02/15/2011	11,997,573
56,370,000	Rhein-Main Security Limited^††	0.49	02/18/2011	56,356,158
30,200,000	Rhein-Main Security Limited^††	0.51	03/15/2011	30,181,679
64,000,000	Rhein-Main Security Limited^††	0.51	04/11/2011	63,936,213

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 51
HERITAGE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Asset-Backed Commercial Paper (continued)
$38,000,000	Rhein-Main Security Limited^††	0.51%	04/18/2011	$37,958,284
43,000,000	Rheingold Securitization^††	0.41	02/10/2011	42,995,163
45,000,000	Rheingold Securitization^††	0.49	02/16/2011	44,990,250
89,020,000	Rheingold Securitization^††	0.49	02/18/2011	88,998,141
32,800,000	Rheingold Securitization^††	0.51	04/12/2011	32,766,836
82,000,000	Rheingold Securitization^††	0.53	04/21/2011	81,904,278
40,000,000	Romulus Funding Corporation^††	0.38	02/24/2011	39,989,778
50,000,000	Romulus Funding Corporation^††	0.39	02/28/2011	49,985,000
69,000,000	Royal Park Investments Funding Corporation^††	0.20	02/03/2011	68,998,850
35,000,000	Salisbury Receivables Company LLC^††	0.25	02/23/2011	34,994,439
53,000,000	Salisbury Receivables Company LLC^††	0.29	02/28/2011	52,988,075
18,000,000	Salisbury Receivables Company LLC^††	0.29	03/03/2011	17,995,500
35,000,000	Scaldis Capital LLC^††	0.21	02/03/2011	34,999,397
57,000,000	Scaldis Capital LLC^††	0.27	02/18/2011	56,992,194
25,000,000	Scaldis Capital LLC^††	0.28	02/16/2011	24,996,875
100,000,000	Scaldis Capital LLC^††	0.30	02/17/2011	99,985,778
126,000,000	Scaldis Capital LLC^††	0.31	02/23/2011	125,975,360
53,000,000	Scaldis Capital LLC^††	0.31	03/02/2011	52,986,338
61,000,000	Scaldis Capital LLC^††	0.31	03/09/2011	60,980,480
103,000,000	Scaldis Capital LLC^††	0.31	03/11/2011	102,965,209
13,000,000	Sheffield Receivables Corporation^††	0.29	03/16/2011	12,995,342
77,000,000	Silver Tower US Funding LLC^††	0.33	02/03/2011	76,997,861
9,000,000	Solitaire Funding LLC^††	0.26	02/07/2011	8,999,550
11,000,000	Solitaire Funding LLC^††	0.29	02/16/2011	10,998,579
190,000,000	Solitaire Funding LLC^††	0.29	03/10/2011	189,941,417
54,000,000	Solitaire Funding LLC^††	0.30	03/08/2011	53,983,725
120,000,000	Solitaire Funding LLC^††	0.30	03/11/2011	119,960,733
88,500,000	Solitaire Funding LLC^††	0.30	04/21/2011	88,441,738
14,000,000	Solitaire Funding LLC^††	0.31	04/19/2011	13,990,717
30,000,000	Starbird Funding Corporation^††	0.28	02/23/2011	29,994,683
47,000,000	Starbird Funding Corporation^††	0.28	02/24/2011	46,991,292
8,000,000	Starbird Funding Corporation^††	0.29	03/15/2011	7,997,200
22,000,000	Starbird Funding Corporation^††	0.30	04/07/2011	21,988,083
29,000,000	Starbird Funding Corporation^††	0.30	04/21/2011	28,980,908
99,000,000	Starbird Funding Corporation^††	0.30	04/25/2011	98,931,525
38,000,000	Straight-A Funding LLC^††	0.22	02/09/2011	37,997,889
112,087,000	Straight-A Funding LLC^††	0.24	03/02/2011	112,064,427
137,000,000	Straight-A Funding LLC^††	0.24	03/08/2011	136,966,702
15,087,000	Straight-A Funding LLC^††	0.25	04/11/2011	15,079,771
22,827,000	Straight-A Funding LLC^††	0.25	04/12/2011	22,815,904
30,000,000	Surrey Funding Corporation^††	0.14	02/02/2011	29,999,767
23,000,000	Surrey Funding Corporation^††	0.31	03/03/2011	22,993,867
43,000,000	Surrey Funding Corporation^††	0.31	03/07/2011	42,987,004
10,000,000	Surrey Funding Corporation^††	0.31	03/14/2011	9,996,356
33,650,000	Surrey Funding Corporation^††	0.31	03/17/2011	33,636,839
2,000,000	Sydney Capital Corporation^††	0.39	03/08/2011	1,999,222
109,900,000	Sydney Capital Corporation^††	0.39	03/15/2011	109,848,713
30,000,000	Sydney Capital Corporation^††	0.39	03/16/2011	29,985,667
9,000,000	Tasman Funding Incorporated^††	0.21	02/03/2011	8,999,845
17,000,000	Tasman Funding Incorporated^††	0.27	02/07/2011	16,999,093
21,000,000	Tasman Funding Incorporated^††	0.29	02/14/2011	20,997,649
32,000,000	Tasman Funding Incorporated^††	0.30	02/17/2011	31,995,449
19,034,000	Tasman Funding Incorporated^††	0.31	02/23/2011	19,030,278
99,300,000	Tasman Funding Incorporated^††	0.32	03/14/2011	99,263,227
201,531,000	Thames Asset Global Securitization^††	0.21	02/04/2011	201,526,298
59,857,000	Thames Asset Global Securitization^††	0.25	02/09/2011	59,853,276

52 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
HERITAGE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Asset-Backed Commercial Paper (continued)
$33,667,000	Thames Asset Global Securitization^††	0.27%	02/18/2011	$33,662,389
88,429,000	Thames Asset Global Securitization^††	0.28	03/21/2011	88,394,807
120,299,000	Thames Asset Global Securitization^††	0.30	04/07/2011	120,233,838
39,000,000	Thames Asset Global Securitization^††	0.50	06/07/2011	38,931,750
25,000,000	Ticonderoga Funding LLC^††	0.30	04/07/2011	24,986,458
20,000,000	Ticonderoga Funding LLC^††	0.30	04/13/2011	19,988,167
61,000,000	Versailles Commercial Paper LLC^††	0.39	04/07/2011	60,955,944
66,000,000	Versailles Commercial Paper LLC^††	0.39	04/08/2011	65,951,600
52,000,000	Versailles Commercial Paper LLC^††	0.40	04/15/2011	51,957,822
21,000,000	Windmill Funding Corporation^††	0.30	04/04/2011	20,989,150
23,000,000	Windmill Funding Corporation^††	0.30	04/08/2011	22,987,350
				13,100,675,600

Financial Company Commerical Paper: 10.92%
120,000,000	ANZ National (International) Limited††±	0.40	09/13/2011	120,000,000
42,000,000	ASB Finance Limited††±	0.34	02/01/2011	42,000,000
136,000,000	ASB Finance Limited††±	0.40	09/02/2011	136,000,000
108,000,000	ASB Finance Limited††±	0.42	12/02/2011	108,000,000
107,000,000	ASB Finance Limited††±	0.42	12/05/2011	107,000,000
44,500,000	ASB Finance Limited††±	0.43	04/18/2011	44,500,920
95,800,000	Axis Bank Limited^	0.66	04/25/2011	95,652,016
79,000,000	BGL BNP Paribas SA^	0.32	03/15/2011	78,969,585
122,000,000	BGL BNP Paribas SA^	0.35	03/04/2011	121,962,180
127,000,000	BNP Paribas Finance Incorporated^	0.32	03/02/2011	126,966,239
159,000,000	BNP Paribas Finance Incorporated^	0.32	03/03/2011	158,956,275
200,000,000	BNP Paribas Finance Incorporated^	0.35	03/15/2011	199,916,000
48,000,000	BNZ International Funding Limited^††	0.31	03/03/2011	47,987,200
10,000,000	BNZ International Funding Limited^††	0.32	04/06/2011	9,994,311
104,000,000	BNZ International Funding Limited††	0.40	09/01/2011	104,002,490
10,000,000	BNZ International Funding Limited††	0.41	10/07/2011	9,999,978
44,000,000	BNZ International Funding Limited††	0.42	10/12/2011	44,001,533
69,000,000	BNZ International Funding Limited††	0.43	01/06/2012	69,000,000
130,000,000	BPCE SA^††	0.29	02/11/2011	129,988,444
125,000,000	BPCE SA^††	0.35	03/10/2011	124,953,750
30,000,000	BPCE SA^††	0.38	03/15/2011	29,986,350
120,000,000	Commonwealth Bank of Australia^††	0.27	03/07/2011	119,968,267
301,950,000	Danske Corporation^††	0.29	02/11/2011	301,923,160
145,000,000	Danske Corporation^††	0.30	03/07/2011	144,957,547
300,000,000	Fortis Funding LLC^††	0.35	03/15/2011	299,874,000
116,000,000	ICICI Bank Limited (Bahrain)^	0.46	03/14/2011	115,937,908
30,000,000	ING US Funding LLC^	0.28	02/16/2011	29,996,250
210,000,000	KFW International Finance^††	0.28	04/06/2011	209,895,467
61,000,000	Nationwide Building Society^††	0.00	02/01/2011	61,000,000
16,500,000	Nationwide Building Society^††	0.26	02/04/2011	16,499,519
16,000,000	Nationwide Building Society^††	0.33	03/25/2011	15,992,142
69,000,000	Nationwide Building Society^††	0.34	03/02/2011	68,980,546
50,000,000	Nationwide Building Society^††	0.34	03/21/2011	49,976,667
128,500,000	Nationwide Building Society^††	0.34	04/08/2011	128,419,902
200,000,000	Nationwide Buliding Society^††	0.34	03/23/2011	199,902,778
29,000,000	PB Financing Incorporated^††	0.56	04/08/2011	28,969,695
59,000,000	PB Financing Incorporated^††	0.56	04/11/2011	58,935,543
96,000,000	RBS Holdings USA Incorporated^††	0.36	02/11/2011	95,989,600
44,685,000	Societe Generale^	0.37	04/04/2011	44,655,756
200,000,000	Societe Generale North America^	0.34	03/01/2011	199,945,556
51,000,000	Suncorp Group Limited^††	0.39	02/07/2011	50,996,175

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 53
HERITAGE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Financial Company Commerical Paper (continued)
$38,500,000	Suncorp Group Limited^††	0.47%	02/16/2011	$38,491,979
121,000,000	Suncorp-Metway Limited^††	0.49	03/08/2011	120,941,181
42,500,000	Suncorp-Metway Limited^††	0.49	03/10/2011	42,478,160
15,000,000	Toyota Financial Services de Puerto Rico Incorporated^	0.31	03/14/2011	14,994,533
26,000,000	Toyota Financial Services de Puerto Rico Incorporated^	0.34	03/30/2011	25,985,592
45,000,000	UBS Finance Delaware LLC^	0.31	03/21/2011	44,980,800
22,000,000	Westpac Securities NZ Limited^††±	0.30	04/05/2011	21,988,450
63,200,000	Westpac Securities NZ Limited††	0.34	02/03/2011	63,199,414
114,000,000	Westpac Securities NZ Limited††±	0.36	08/19/2011	114,000,000
110,000,000	Westpac Securities NZ Limited††±	0.41	10/13/2011	110,000,000

				4,749,713,858

Other Commercial Paper: 2.63%
30,000,000	ACTS Retirement-Life Communities Incorporated^	0.28	03/15/2011	29,989,850
1,000,000	Caisse d’Amortissement de la Dette Sociale^††	0.30	04/26/2011	999,300
342,000,000	European Investment Bank^	0.34	03/24/2011	341,830,425
402,000,000	European Investment Bank^	0.35	03/25/2011	401,790,353
23,465,000	Los Angeles CA Department of Airports^	0.25	02/17/2011	23,462,288
21,000,000	Los Angeles CA Department of Airports^	0.26	03/01/2011	20,995,590
14,000,000	Louis Dreyfus Corporation^	0.25	02/08/2011	13,999,211
2,000,000	Louis Dreyfus Corporation^	0.26	02/09/2011	1,999,871
14,000,000	Louis Dreyfus Corporation^	0.27	02/14/2011	13,998,534
37,000,000	Louis Dreyfus Corporation^	0.37	02/28/2011	36,989,455
4,970,000	Port of Oakland California^	0.29	03/17/2011	4,968,178
11,000,000	San Joaquin CA Transportation Authority	0.29	03/01/2011	11,000,000
15,578,000	San Jose City CA International Airport	0.29	04/01/2011	15,578,000
51,106,000	San Jose City CA International Airport	0.29	04/07/2011	51,106,000
35,422,000	San Jose City CA International Airport	0.31	04/12/2011	35,422,000
96,000,000	Statens Bostadsfin^††	0.51	03/07/2011	95,952,853
35,000,000	Statens Bostadsfin^††	0.51	04/04/2011	34,968,656
11,000,000	Swedish National HFA^††	0.50	03/10/2011	10,994,204

				1,146,044,768

Total Commercial Paper (Cost $18,996,434,226)				18,996,434,226

Other Notes: 6.06%

Corporate Bonds and Notes: 3.33%
10,000,000	American Association of Retired Persons±§	0.48	05/01/2031	10,000,000
176,000,000	American Express Bank FSB±	1.24	12/09/2011	177,495,914
145,200,000	Bank of America Corporation§	1.12	12/02/2011	146,253,932
89,000,000	Bank of America Corporation§	1.02	12/02/2011	89,590,915
15,575,000	Baptist Hospital Incorporated±§	0.35	02/01/2040	15,575,000
28,085,000	Bear Stearns & Companies Incorporated±	0.50	08/15/2011	28,111,182
223,300,000	Berkshire Hathaway Incorporated±	0.27	02/10/2011	223,300,246
15,000,000	Citigroup Funding Incorporated±	0.21	05/05/2011	14,998,842
23,000,000	Countrywide Home Loans Incorporated	4.00	03/22/2011	23,108,581
26,000,000	European Investment Bank	3.25	02/15/2011	26,028,600
140,000,000	General Electric Capital Corporation±	1.23	12/09/2011	141,171,809
96,000,000	General Electric Capital Corporation±	0.50	03/12/2012	96,262,408
10,000,000	General Electric Capital Corporation±	0.38	03/11/2011	10,001,499
8,480,000	Independence Place Fort Campbell Patriots LLC§	0.44	01/01/2040	8,480,000
154,000,000	ING Bank NV††±	1.00	02/02/2012	154,000,000
135,000,000	JPMorgan Chase & Company±	1.02	12/02/2011	135,895,534
52,000,000	JPMorgan Chase & Company±§	0.53	06/15/2012	52,195,550
16,507,000	JPMorgan Chase & Company±	0.39	05/16/2011	16,510,801

54 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
HERITAGE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Corporate Bonds and Notes (continued)
$30,210,000	PFOTER Series TNP-003††§	0.51%	04/01/2026	$30,210,000
2,650,000	Seariver Maritime Incorporated±(i)	0.45	10/01/2011	2,650,000
14,610,000	SF Tarns LLC††§	0.42	12/01/2025	14,610,000
31,800,000	Westpac Banking Corporation††±	0.44	04/19/2011	31,807,469

				1,448,258,282

Secured Master Note Agreement: 2.32%
749,400,000	Bank of America Securities LLC±§	0.35	09/09/2034	749,400,000
259,000,000	Lloyds TSB Bank plc	0.29	11/01/2011	259,000,000

				1,008,400,000

Yankee Corporate Bonds and Notes: 0.41%
48,000,000	Eksportfinans ASA	0.33	09/22/2011	48,000,000
132,000,000	Svenska Handlesbanken AB††	0.45	07/01/2011	131,994,015

				179,994,015

Total Other Notes (Cost $2,636,652,297)				2,636,652,297

Treasury Debt: 2.67%
274,000,000	US Treasury Bill^	0.14	02/10/2011	273,989,383
273,000,000	US Treasury Bill^	0.16	02/17/2011	272,979,973
273,000,000	US Treasury Bill^	0.16	02/24/2011	272,970,781
341,000,000	US Treasury Bill^	0.18	05/19/2011	340,815,031

Total Treasury Debt (Cost $1,160,755,168)				1,160,755,168

Municipal Bonds and Notes: 14.10%

Alabama: 0.72%

Variable Rate Demand Notes: 0.72%
85,500,000	Lower Alabama Gas District Supply Revenue Series A (Utilities Revenue)§	0.38	11/01/2027	85,500,000
23,700,000	Mobile AL Infirmary Health System Special Care Facilities Series A (Hospital Revenue)§	0.27	02/01/2040	23,700,000
202,000,000	Southeast Alabama Gas District Alabama Supply Project Series 2007-A (Utilities Revenue)§	0.30	08/01/2027	202,000,000

				311,200,000

Alaska: 0.09%

Variable Rate Demand Note: 0.09%
37,700,000	Alaska Housing Finance Corporation Series 2002-A (Housing Revenue, GO of Corporation Insured)§	0.33	12/01/2036	37,700,000

Arizona: 0.02%

Variable Rate Demand Note: 0.02%
6,895,000	Glendale AZ IDA (IDR, JPMorgan Chase & Company LOC, FNMA Insured)§	0.30	07/01/2035	6,895,000

California: 2.91%

Other Municipal Debt: 0.12%
31,000,000	San Francisco CA City & County Redevelopment Agency (Lease Revenue)	0.28	03/01/2011	31,000,000
18,211,000	San Jose CA Redevelopment Agency (Miscellaneous Revenue, Assured Guaranty Insured)	0.29	04/01/2011	18,211,000
4,048,000	San Jose City CA International Airport (Port Authority Revenue, Bank of America Corporation LOC, FSA Insured)	0.31	04/12/2011	4,048,000
				53,259,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 55
HERITAGE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes: 2.79%
$16,130,000	Bay Area Toll Authority (Transportation Revenue, Bank of America NA LOC)§	0.22%	04/01/2047	$16,130,000
4,170,000	Big Bear Lake CA Southwest Gas Corporation Project Series A (Utilities Revenue)§	0.30	12/01/2028	4,170,000
3,940,000	California Educational Facilities Authority (Education Revenue, Bank of America Corporation LOC, NATL-RE Insured)§	0.35	10/01/2043	3,940,000
44,000,000	California GO Series B (Miscellaneous Revenue, JPMorgan Chase & Company LOC)§	0.29	05/01/2040	44,000,000
10,500,000	California HFA Program Series A (Housing Revenue, FNMA Insured)§	0.27	08/01/2036	10,500,000
16,600,000	California HFA Revenue Home Mortgage Series M (Housing Revenue, FNMA Insured)§	0.31	08/01/2034	16,600,000
9,000,000	California HFFA Catholic Healthcare Series L (Health Revenue)§	0.27	07/01/2033	9,000,000
40,700,000	California HFFA Catholic West Series H (Health Revenue, Bank of America Corporation LOC)§	0.28	07/01/2035	40,700,000
20,000,000	California PCFA Pacific Gas & Electric Series C (IDR, JPMorgan Chase & Company LOC)§	0.26	11/01/2026	20,000,000
8,015,000	California Stanford Hospital Series B (Health Revenue, FNMA LOC)§	0.25	08/01/2036	8,015,000
56,505,000	California State DWR Power Supply Revenue Series C-7 (Water & Sewer Revenue)§	0.30	05/01/2022	56,505,000
13,540,000	California State DWR Power Supply Revenue Series C13 (Water & Sewer Revenue)§	0.30	05/01/2022	13,540,000
8,000,000	California State Series A- Subseries C-2 (GO — State)§	0.29	05/01/2033	8,000,000
40,000,000	California State Series B Subseries B1 (GO — State, Bank of America Corporation LOC)§	0.27	05/01/2040	40,000,000
30,000,000	California Statewide CDA Rady Children’s Hospital Series A (Hospital Revenue, U.S. Bank NA LOC)§	0.25	08/15/2047	30,000,000
35,000,000	City of Newport Beach CA Series E (Health Revenue)§	0.27	12/01/2040	35,000,000
53,010,000	East Bay CA Municipal Wastewater Systems Series A (Water & Sewer Revenue)§	0.29	06/01/2038	53,010,000
54,125,000	East Bay CA Municipal Wastewater Systems Series B (Water & Sewer Revenue)§	0.25	06/01/2026	54,125,000
48,610,000	East Bay CA Municipal Wastewater Systems Series C (Water & Sewer Revenue)§	0.29	06/01/2027	48,610,000
15,595,000	El Dorado CA Irrigation District & El Dorado Water Agency Series A (Water & Sewer Revenue)§	0.29	03/01/2036	15,595,000
12,000,000	Loma Linda CA Loma Linda University Series B (Education Revenue)§	0.27	12/01/2037	12,000,000
22,000,000	Los Angeles CA Wastewater Systems Sub Series F-1 (Water & Sewer Revenue)§	0.30	06/01/2028	22,000,000
32,615,000	Los Angeles CA Multi-Family Housing Project (Housing Revenue, FNMA Insured)§	0.26	03/15/2034	32,615,000
29,000,000	Los Angeles CA Power System Subseries A5 (Utilities Revenue)§	0.25	07/01/2035	29,000,000
20,000,000	Los Angeles CA Wastewater Systems Sub Series F-2 (Water & Sewer Revenue)§	0.30	06/01/2032	20,000,000
14,000,000	Metropolitan Water District of Southern California Series B-2 (Water & Sewer Revenue)§	0.38	07/01/2035	14,000,000
22,000,000	Metropolitan Water District of Southern Callifornia (Water & Sewer Revenue)§	0.28	07/01/2027	22,000,000
31,400,000	Newport Beach CA (Health Revenue)§	0.27	12/01/2040	31,400,000
34,175,000	Newport Beach CA Hoag Memorial Hospital Series D (Health Revenue)§	0.27	12/01/2040	34,175,000
17,000,000	Roseville CA Electric Systems COP Series A (Utilities Revenue)§	0.32	02/01/2035	17,000,000
65,000,000	Sacramento County CA Series B (Miscellaneous Revenue, JPMorgan Chase & Company LOC)§	0.25	07/01/2020	65,000,000
60,000,000	Sacramento County CA Series C (Miscellaneous Revenue, JPMorgan Chase & Company LOC)§	0.25	07/01/2022	60,000,000
45,625,000	San Diego County CA Regional Transportation Community Limited Tax Series A (Tax Revenue)§	0.26	04/01/2038	45,625,000
77,720,000	San Diego County CA Regional Transportation Community Limited Tax Series B (Tax Revenue)§	0.26	04/01/2038	77,720,000
58,839,000	San Diego County CA Regional Transportation Community Limited Tax Series C (Tax Revenue)§	0.30	04/01/2038	58,839,000
14,705,000	San Diego County CA Regional Transportation Community Limited Tax Series D (Tax Revenue)§	0.32	04/01/2038	14,705,000
22,600,000	San Francisco CA City & County Airport Commission Series 37-C (Airport Revenue, FSA Insured)§	0.32	05/01/2029	22,600,000
18,290,000	San Francisco CA City & County Finance Corporation CA Moscone Center (Lease Revenue, Bank of America Corporation LOC)§	0.29	04/01/2030	18,290,000
4,000,000	San Francisco CA City & County Redevelopment Agency (Lease Revenue)§††	0.31	11/01/2041	4,000,000
10,000,000	San Jose CA Financing Authority Taxable Land Series F (Lease Revenue)§	0.28	06/01/2034	10,000,000
53,800,000	Tustin CA USD Special Tax Community Facilities District Number 07-1 (Tax Revenue)§	0.29	09/01/2050	53,800,000
22,395,000	Whittier CA Whittier College (Education Revenue, Bank of America Corporation LOC)§	0.29	12/01/2038	22,395,000

				1,214,604,000

56 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
HERITAGE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Colorado: 1.32%

Variable Rate Demand Notes: 1.32%
$25,445,000	Colorado Housing & Finance Authority (Housing Revenue)§	0.30%	11/01/2036	$25,445,000
14,000,000	Colorado Housing & Finance Authority (Housing Revenue)§	0.34	05/01/2038	14,000,000
26,780,000	Colorado Housing & Finance Authority Class I Series B1 (Housing Revenue, GO of Authority Insured)§	0.25	05/01/2038	26,780,000
9,741,000	Colorado Housing & Finance Authority Class I-B1 (Housing Revenue)§	0.33	10/01/2038	9,741,000
29,870,000	Colorado Housing & Finance Authority Taxable Multi-Family Project B II (Housing Revenue, FNMA Insured)§	0.27	05/01/2049	29,870,000
8,965,000	Colorado Housing and Finance Authority Series A1 (Housing Revenue)§	0.28	10/01/2033	8,965,000
3,000,000	Colorado Housing and Finance Authority Series A1 (Housing Revenue)§	0.28	11/01/2036	3,000,000
24,000,000	Colorado Housing and Finance Authority Series A2 (Housing Revenue)§	0.34	11/01/2026	24,000,000
17,000,000	Colorado Housing and Finance Authority Series A2 (Housing Revenue)§	0.34	11/01/2027	17,000,000
86,000,000	Denver CO City & County School District # 1 (Education Revenue, AGM Insured)§	0.40	12/15/2037	86,000,000
119,000,000	Denver CO City & County School District Taxable Series A (Education Revenue)§	0.45	12/15/2037	119,000,000
146,200,000	Denver CO City & County School District Taxable Series B (Education Revenue, AGM Insured)§	0.40	12/15/2037	146,200,000
62,735,000	Southern Ute Indian Tribe of Southern Ute Indian Reservation (Miscellaneous Revenue)§††	0.30	04/01/2040	62,735,000

				572,736,000

Connecticut: 0.04%

Variable Rate Demand Note: 0.04%
18,900,000	Connecticut State Series A1 (GO — State)§	0.35	03/01/2023	18,900,000

Delaware: 0.08%

Variable Rate Demand Notes: 0.08%
16,700,000	Delaware Economic Development Agency Clean Power Project Series 1997-D (Resource Recovery Revenue)§	0.30	08/01/2029	16,700,000
17,600,000	Delaware State Economic Development Authority Series B (Resource Recovery Revenue)§	0.30	08/01/2029	17,600,000

				34,300,000

District of Columbia: 0.18%

Other Municipal Debt: 0.03%
13,200,000	District of Columbia Water & Sewer Authority (Water & Sewer Revenue)	0.30	03/29/2011	13,200,000

Variable Rate Demand Notes: 0.15%
10,180,000	District of Columbia Ballpark Series B2 (Miscellaneous Revenue, Bank of America Corporation)§	0.34	02/01/2036	10,180,000
9,645,000	District of Columbia Georgetown University Series B2 (Education Revenue, JPMorgan Chase & Company LOC)§	0.25	04/01/2041	9,645,000
28,000,000	District of Columbia The American University Series A (Education Revenue)§	0.26	04/01/2038	28,000,000
16,715,000	Metropolitan Washington DC Airports Authority Subseries D-1 (Airport Revenue)§	0.30	10/01/2039	16,715,000

				64,540,000

Florida: 0.09%

Other Municipal Debt: 0.09%
39,110,000	Hillsborough County FL Capital Improvement Program (Miscellaneous Revenue, FHLMC Insured)	0.30	02/22/2011	39,110,000

Georgia: 0.05%

Variable Rate Demand Note: 0.05%
21,540,000	State of Georgia Series H-1 (GO — State)§††	0.31	10/01/2015	21,540,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 57
HERITAGE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Illinois: 0.36%

Other Municipal Debt: 0.03%
$10,513,000	Chicago IL Water System Revenue (Water & Sewer Revenue, BHAC-CR AMBAC Insured)	0.40%	05/19/2011	$10,513,000

Variable Rate Demand Notes: 0.33%
28,410,000	Chicago IL GO Series B-2 (Tax Revenue)§	0.26	01/01/2034	28,410,000
5,500,000	Chicago IL Midway Airport (Airport Revenue, JPMorgan Chase & Company LOC)§	0.29	01/01/2025	5,500,000
10,535,000	Chicago IL Midway Airport Series C (Airport Revenue, Morgan Stanley Bank LOC)§	0.32	01/01/2035	10,535,000
5,000,000	Chicago IL Wastewater PFOTER (Water & Sewer Revenue, NATL-RE Insured)§††	0.43	01/01/2030	5,000,000
19,000,000	Cook County IL GO Series D-1 (Miscellaneous Revenue)§	0.27	11/01/2030	19,000,000
28,000,000	Cook County IL GO Series D-2 (Miscellaneous Revenue)§	0.27	11/01/2030	28,000,000
47,577,000	Illinois Finance Authority (Education Revenue)§	0.24	07/01/2038	47,577,000

				144,022,000

Indiana: 0.16%

Variable Rate Demand Notes: 0.16%
16,760,000	Reid Hospital & Health Care Services Incorporated (Hospital Revenue)§	0.29	01/01/2040	16,760,000
54,125,000	Indiana State Financing Authority (Resource Recovery Revenue, Bank of America Corporation LOC)§	0.31	12/01/2039	54,125,000

				70,885,000

Kentucky: 0.05%

Variable Rate Demand Note: 0.05%
20,000,000	Kentucky Municipal Power Agency (Energy Revenue, Assured Guaranty Insured)§††	0.31	09/01/2037	20,000,000

Louisiana: 0.58%

Variable Rate Demand Notes: 0.58%
83,900,000	East Baton Rouge Parish LA Industrial Development Revenue Series A (IDR)§	0.22	08/01/2035	83,900,000
75,700,000	East Baton Rouge Parish LA Industrial Development Revenue Series B (IDR)§	0.22	12/01/2040	75,700,000
11,915,000	Louisiana Public Facilities Authority (Health Revenue, JPMorgan Chase & Company LOC)§	0.28	08/01/2023	11,915,000
23,690,000	Louisiana Stadium & Exposition PFOTER (Miscellaneous Revenue)§††	0.46	07/01/2036	23,690,000
39,200,000	Parish of St. James LA Series A-1 (Energy Revenue)§	0.33	11/01/2040	39,200,000
18,700,000	Parish of St. James LA Series B-1 (Energy Revenue)§	0.30	11/01/2040	18,700,000

				253,105,000

Maryland: 0.18%

Variable Rate Demand Notes: 0.18%
46,545,000	Baltimore MD Package Systems Facilities (Transportation Revenue)§	0.25	07/01/2032	46,545,000
8,910,000	Howard County MD Refunding MFHR (Housing Revenue, FNMA Insured)§	0.28	07/15/2033	8,910,000
13,560,000	Maryland CDA Department of Housing & Community Development Series 2007-J (Housing Revenue)§	0.33	09/01/2031	13,560,000
8,100,000	Maryland Health & HEFAR Suburban Hospital (Hospital Revenue, PNC Bank NA LOC)§	0.26	07/01/2029	8,100,000

				77,115,000

Massachusetts: 0.52%

Other Municipal Debt: 0.09%
36,000,000	Commonwealth of Massachusetts (GO — State, FHLMC Insured)	0.30	02/07/2011	36,000,000

58 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
HERITAGE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes: 0.43%
$12,395,000	Massachusetts Bay Transportation Authority (Transportation Revenue)§††	0.31%	07/01/2020	$12,395,000
17,345,000	Massachusetts Department of Transportation Metro Highway Systems Contract Assistance Series A-4 (Transportation Revenue, GO of Commonwealth Insured)§	0.23	01/01/2039	17,345,000
15,000,000	Massachusetts State Department of Transportation Series A6 (Transportation Revenue)§	0.29	01/01/2029	15,000,000
41,000,000	Massachusetts State HEFA (Health Revenue, JPMorgan Chase & Company LOC)§	0.23	10/01/2049	41,000,000
25,000,000	Massachusetts State HEFA (Education Revenue)§	0.27	10/01/2038	25,000,000
3,000,000	Massachusetts State HEFA (Education Revenue)§	0.27	10/01/2048	3,000,000
41,590,000	Massachusetts State HEFA (Education Revenue)§	0.32	10/01/2034	41,590,000
32,810,000	Massachusetts Water Resources Authority Series E (Water & Sewer Revenue)§	0.28	08/01/2037	32,810,000

				188,140,000

Michigan: 0.54%

Variable Rate Demand Notes: 0.54%
50,000,000	Michigan Finance Authority Series A (Miscellaneous Revenue, Bank of America Corporation LOC)§	0.32	09/01/2050	50,000,000
25,000,000	Michigan Finance Authority Series B (Miscellaneous Revenue, PNC Bank NA LOC)§	0.29	09/01/2050	25,000,000
22,000,000	Michigan Finance Authority Series C (Miscellaneous Revenue, Bank of Montreal LOC)§	0.30	09/01/2050	22,000,000
15,000,000	Michigan Higher Education Facilities (Education Revenue, JPMorgan Chase & Company LOC)§	0.28	09/01/2037	15,000,000
31,400,000	Michigan State Housing Development Authority (Housing Revenue, GO of Authority Insured)§	0.30	10/01/2037	31,400,000
22,500,000	Michigan State Strategic Fund Limited Taxable Waterfront Series A (IDR, Deutsche Bank Trust Company LOC)§	0.30	03/01/2039	22,500,000
430,000	Wayne County MI Airport Authority (Airport Revenue, JPMorgan Chase & Company LOC)§	0.30	12/01/2016	430,000
8,000,000	Wayne County MI IDA (Airport Revenue, Bank of America Corporation LOC)§	0.42	05/01/2020	8,000,000
25,000,000	Wayne County Michigan Airport Authority Series E-1 (Airport Revenue, JPMorgan Chase & Company LOC)§	0.30	12/01/2028	25,000,000
37,320,000	Wayne County Michigan Airport Authority Series F (Airport Revenue, JPMorgan Chase & Company LOC)§	0.28	12/01/2033	37,320,000

				236,650,000

Minnesota: 0.02%

Variable Rate Demand Notes: 0.02%
4,560,000	Minnesota State HFA Residential Housing Series E (Housing Revenue, GO of Agency Insured)§	0.29	07/01/2038	4,560,000
5,515,000	Minnesota State HFA Residential Housing Series T (Housing Revenue, GO of Agency Insured)§	0.29	07/01/2048	5,515,000

				10,075,000

Mississippi: 0.27%

Variable Rate Demand Notes: 0.27%
14,000,000	Mississippi Business Finance Corporation (IDR)§	0.25	11/01/2035	14,000,000
34,000,000	Mississippi Business Finance Corporation Chevron USA Incorporated Project Series A (Energy Revenue)§	0.25	12/01/2030	34,000,000
14,000,000	Mississippi Business Finance Corporation Chevron USA Incorporated Project Series C (Energy Revenue)§	0.22	12/01/2030	14,000,000
16,900,000	Mississippi Business Finance Corporation Gulf Opportunity Zone Project LLC (Energy Revenue, FHLB Insured)§	0.27	08/01/2035	16,900,000
430,000	Mississippi State Taxable Nissan Project A (Tax Revenue, GO of Commonwealth Insured)§	0.25	11/01/2028	430,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 59
HERITAGE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$37,995,000	Mississippi State Taxable Nissan Project B (Tax Revenue)§	0.32%	11/01/2028	$37,995,000

				117,325,000

Missouri: 0.16%

Variable Rate Demand Note: 0.16%
68,660,000	Missouri Development Finance Board Nelson Gallery Foundation (Miscellaneous Revenue)§	0.27	12/01/2037	68,660,000

Nevada: 0.11%

Variable Rate Demand Notes: 0.11%
29,000,000	Clark County NV Industrial Development (IDR, JPMorgan Chase & Company LOC)§	0.42	03/01/2038	29,000,000
20,300,000	Las Vegas NV Economic Development Keep Memory Alive Project (Miscellaneous Revenue, PNC Bank NA LOC)§	0.28	05/01/2037	20,300,000
				49,300,000

New Hampshire: 0.09%

Variable Rate Demand Notes: 0.09%
13,820,000	New Hampshire HEFA Dartmouth Hitchcock Obligation Series A (Hospital Revenue, AGM Insured)§	0.34	08/01/2031	13,820,000
25,865,000	New Hampshire HEFA Saint Anselm College (Education Revenue, RBS Citizens NA LOC)§	0.26	06/01/2038	25,865,000

				39,685,000

New Jersey: 0.36%

Variable Rate Demand Notes: 0.36%
16,000,000	New Jersey Economic Development Authority (Energy Revenue, JPMorgan Chase & Company LOC)§	0.27	06/01/2026	16,000,000
24,000,000	New Jersey Economic Development Authority (Energy Revenue, JPMorgan Chase & Company LOC)§	0.27	06/01/2032	24,000,000
21,135,000	New Jersey Economic Development Authority (Miscellaneous Revenue, NATL-RE Insured)§††	0.35	09/01/2022	21,135,000
59,500,000	New Jersey Health Care Facilities Financing Authority Revenue (Hospital Revenue, Bank of America Corporation LOC)§	0.31	07/01/2041	59,500,000
14,945,000	New Jersey Housing & Mortgage Finance Agency Series 3 (Housing Revenue, Dexia Credit Local LOC)§	0.35	11/01/2046	14,945,000
22,000,000	New Jersey State Turnpike Authority Series D (Miscellaneous Revenue, Societe Generale LOC, NATL-RE FGIC Insured)§	0.30	01/01/2018	22,000,000

				157,580,000

New York: 1.65%

Other Municipal Debt: 0.19%
12,000,000	New York Metropolitan Transportation Authority (Transportation Revenue, NATL-RE Insured)	0.29	04/05/2011	12,000,000
40,000,000	New York Metropolitan Transportation Authority (Transportation Revenue)	0.30	02/02/2011	40,000,000
14,000,000	New York Metropolitan Transportation Authority (Transportation Revenue)	0.31	02/01/2011	14,000,000
15,000,000	New York Metropolitan Transportation Authority (Transportation Revenue)	0.32	03/01/2011	15,000,000

				81,000,000

Variable Rate Demand Notes: 1.46%
34,945,000	Abraham Joshua Hesehal School (Education Revenue, TD Bank NA LOC)§	0.27	01/01/2040	34,945,000
17,170,000	City of New York NY Sub Series B (GO — Local, TD Bank NA LOC)§	0.25	09/01/2027	17,170,000
11,000,000	City of New York NY Subseries C-4 (GO — Local, Bank of Tokyo-Mitsubishi UFJ LOC)§	0.25	08/01/2020	11,000,000
4,300,000	New York City Housing Development Corporation Series H-2-A (Housing Revenue)§	0.30	05/01/2013	4,300,000

60 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
HERITAGE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$64,000,000	New York City Municipal Water Finance Authority (Water & Sewer Revenue)§	0.24%	06/15/2038	$64,000,000
87,400,000	New York City Municipal Water Finance Authority Subseries B-1 (Water & Sewer Revenue)§	0.25	06/15/2024	87,400,000
21,105,000	New York City Transitional Finance Authority (Tax Revenue)§	0.32	11/01/2022	21,105,000
31,730,000	New York City Transitional Finance Authority NYC Recovery Series 3 (Tax Revenue)§	0.32	11/01/2022	31,730,000
18,610,000	New York Government Assistance Program (Tax Revenue, GO of Corporation)§††	0.31	04/01/2018	18,610,000
8,000,000	New York HFA Victory Housing Project Series 2000-A (Housing Revenue, FHLMC Insured)§	0.26	11/01/2033	8,000,000
11,500,000	New York Homeowner Mortgage Agency Series 142 (Housing Revenue)§	0.30	10/01/2037	11,500,000
10,950,000	New York Homeowner Mortgage Agency Series 147 (Housing Revenue)§	0.32	04/01/2037	10,950,000
20,000,000	New York Metropolitan Transportation Authority ROC RR 11 R-11645 (Transportation Revenue, FSA Insured)§††	0.31	11/15/2025	20,000,000
7,000,000	New York NY City Housing Development Corporation (Housing Revenue, JPMorgan Chase & Company LOC)§	0.28	01/01/2016	7,000,000
9,360,000	New York NY City Housing Development Corporation Mortgage Thessalonica Court A (Housing Revenue, Citibank NA LOC)§	0.30	01/01/2036	9,360,000
29,970,000	New York NY City Transitional Finance Authority Series 3 Subseries 3C (Tax Revenue, FNMA Insured)§	0.32	11/01/2022	29,970,000
51,330,000	New York NY GO (Tax Revenue)§	0.55	08/01/2029	51,330,000
31,115,000	New York NY PFOTER (Miscellaneous Revenue)§††	0.46	06/15/2053	31,115,000
41,800,000	New York NY Series J4 (GO — Local)§	0.28	08/01/2025	41,800,000
35,000,000	New York State Housing Finance Agency Affordable Housing 8 East 102 2nd Street (Housing Revenue, Bank of America Corporation LOC)§	0.27	05/01/2044	35,000,000
19,640,000	New York State Dormitory Authority St. John University Series B-1 (Education Revenue, Bank of America Corporation LOC)§	0.28	07/01/2034	19,640,000
10,000,000	New York State Housing Finance Agency (Housing Revenue, FHLMC Insured)§	0.25	11/01/2037	10,000,000
32,500,000	New York State Housing Finance Agency (Housing Revenue, Bank of America Corporation LOC)§	0.28	11/01/2044	32,500,000
2,000,000	New York State Housing Finance Agency Victory Housing Series 2004-A (Housing Revenue, FHLMC Insured)§	0.26	11/01/2033	2,000,000
12,600,000	New York State Mortgage Agency Homeowner Mortgage Series 132 (Housing Revenue)§	0.30	04/01/2037	12,600,000
13,070,000	Triborough Bridge & Tunnel Authority Series A (Transportation Revenue, GO of Authority Insured)§	0.32	11/01/2035	13,070,000

				636,095,000

North Dakota: 0.01%

Variable Rate Demand Notes: 0.01%
4,465,000	North Dakota State HFA Series B (Housing Revenue, GO of Agency Insured)§	0.27	07/01/2038	4,465,000

Ohio: 0.31%

Variable Rate Demand Notes: 0.31%
12,245,000	Cleveland-Cuyahoga County OH Port Authority (Health Revenue, JPMorgan Chase & Company LOC)§	0.27	01/01/2037	12,245,000
10,000,000	County of Lake OH Hospital Facilities (Health Revenue, JPMorgan Chase & Company LOC)§	0.29	08/15/2041	10,000,000
60,000,000	Ohio HFA Series B (Housing Revenue)§	0.30	09/01/2029	60,000,000
23,500,000	Ohio HFA Series C (Housing Revenue)§	0.30	03/01/2038	23,500,000
13,225,000	Ohio State Higher Education Facilities (Education Revenue, JPMorgan Chase & Company LOC)§	0.29	01/15/2035	13,225,000
15,000,000	Wood County OH Hospital Facilities Wood County Hospital Association Project Series 2008 (Hospital Revenue, JPMorgan Chase & Company LOC)§	0.31	03/01/2039	15,000,000

				133,970,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 61
HERITAGE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Oklahoma: 0.05%

Variable Rate Demand Note: 0.05%
$22,000,000	Oklahoma Turnpike Authority (Transportation Revenue)§	0.26%	01/01/2028	$22,000,000

Oregon: 0.12%

Variable Rate Demand Notes: 0.12%
26,075,000	Forest City OR Residential Management Incorporated PFOTER (Miscellaneous Revenue)§††	0.46	07/26/2012	26,075,000
16,000,000	Oregon Housing & Community Services Department Series E (Housing Revenue)§	0.30	07/01/2038	16,000,000
12,000,000	Oregon State Department PFOTER (Miscellaneous Revenue)§††	0.36	05/01/2035	12,000,000

				54,075,000

Pennsylvania: 0.98%

Variable Rate Demand Notes: 0.98%
16,200,000	Beaver County PA IDA FirstEnergy Nuclear Series B (IDR, Citibank NA LOC)§	0.26	12/01/2035	16,200,000
90,000,000	Delaware River Port Authority Series B (Transportation Revenue, Bank of America Corporation LOC)§	0.31	01/01/2026	90,000,000
17,700,000	Doylestown PA Hospital Authority Series B (Health Revenue, PNC Bank NA LOC)§	0.26	07/01/2037	17,700,000
64,000,000	JPMorgan Chase PUTTER/DRIVER Trust (Education Revenue)§††	0.29	06/30/2011	64,000,000
171,000,000	JPMorgan Chase PUTTER/DRIVER Trust Series 3826 (Miscellaneous Revenue)§††	0.28	06/30/2011	171,000,000
12,240,000	Lancaster County PA Hospital Authority Health System Lancaster General Hospital (Hospital Revenue, Bank of America Corporation LOC)§	0.29	07/01/2041	12,240,000
10,000,000	Pennsylvania Housing Finance Agency Series 85C (Housing Revenue, FNMA Insured, GO of Agency Insured)§	0.29	10/01/2035	10,000,000
45,900,000	Pennsylvania State Turnpike Commission Series B-2 (Transportation Revenue, Bank of America Corporation LOC)§	0.31	12/01/2038	45,900,000

				427,040,000

Puerto Rico: 0.04%

Variable Rate Demand Note: 0.04%
18,895,000	Puerto Rico Series 4147 (Utilities Revenue, FSA and FGIC Insured)§††	0.42	07/01/2033	18,895,000

Rhode Island: 0.06%

Variable Rate Demand Note: 0.06%
26,550,000	Rhode Island HEFA (Health Revenue)§	0.23	05/01/2035	26,550,000

South Dakota: 0.08%

Variable Rate Demand Notes: 0.08%
10,800,000	South Dakota Housing Development Authority (Housing Revenue, FNMA Insured)§	0.27	05/01/2037	10,800,000
24,830,000	South Dakota State HEFA Avera Health Subseries A1 (Health Revenue, U.S. Bank NA LOC)§	0.29	07/01/2038	24,830,000

				35,630,000

Tennessee: 0.34%

Variable Rate Demand Notes: 0.34%
7,750,000	Johnson City TN Health & Educational Facilities Board (Health Revenue, PNC Bank NA LOC)§	0.29	07/01/2033	7,750,000
9,150,000	Johnson City TN Health & Educational Facilities Board (Health Revenue, U.S. Bank NA LOC)§	0.35	07/01/2033	9,150,000
13,985,000	Metropolitan Government Nashville & Davidson County TN Stewarts Ferry Apartments (Housing Revenue, FHLMC Insured)§	0.34	01/01/2034	13,985,000

62 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
HERITAGE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$36,000,000	Montgomery County TN Public Building Authority Pooled Financing Revenue Tennessee County Loan Pool (Miscellaneous Revenue, Bank of America Corporation LOC)§	0.30%	07/01/2034	$36,000,000
16,200,000	Montgomery County TN Tennessee County Loan Pool (Miscellaneous Revenue, Bank of America Corporation LOC)§	0.30	02/01/2036	16,200,000
29,210,000	Sevier County TN Public Building Authority GO Local Government Public Improvement Series 1 (Miscellaneous Revenue, Guaranteed Student Loans Insured)§	0.34	06/01/2020	29,210,000
35,775,000	Tennessee Municipal Energy Acquisition Corporation (Utilities Revenue)§††	0.34	12/01/2016	35,775,000

				148,070,000

Texas: 1.31%

Variable Rate Demand Notes: 1.31%
13,200,000	Austin TX Airport System Series A (Port Authority Revenue, State Street Bank & Trust Company LOC)§	0.28	11/15/2017	13,200,000
17,820,000	Austin TX Airport System Sub Series 1 (Port Authority Revenue, FSA Insured)§	0.34	11/15/2025	17,820,000
32,525,000	Dexia Credit Local Certificates Trust (Tax Revenue, PSFG Insured)§††	0.33	02/01/2033	32,525,000
23,800,000	Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series A (Miscellaneous Revenue, JPMorgan Chase & Company LOC)§	0.27	06/01/2038	23,800,000
500,000	Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series D2 (Health Revenue, JPMorgan Chase & Company LOC)§	0.29	06/01/2029	500,000
16,000,000	Harris County TX Health Facilities Development Corporation (Health Revenue, AGM Insured)§	0.34	06/01/2027	16,000,000
43,400,000	Harris County TX Health Facilities Development Corporation Baylor Series A2 (Health Revenue, Bank of America Corporation LOC)§	0.26	11/15/2047	43,400,000
30,000,000	Harris County TX Industrial Development Corporation Solid Waste Disposal Deer Park Refining Project Series A (Energy Revenue)§	0.26	03/01/2023	30,000,000
20,100,000	Houston Texas Utilities System (Water & Sewer Revenue, State Street Bank & Trust Company LOC)§	0.24	05/15/2034	20,100,000
215,700,000	JPMorgan Chase PUTTER/DRIVER Trust Series 3812 (Miscellaneous Revenue)§††	0.27	08/31/2011	215,700,000
9,000,000	Mission TX Economic Development Corporation (Miscellaneous Revenue, Bank of America Corporation LOC)§	0.34	04/01/2022	9,000,000
10,000,000	North Texas Higher Education Authority (Education Revenue, Bank of America Corporation LOC, Guaranteed Student Loans Insured)§	0.36	12/01/2035	10,000,000
21,000,000	North Texas Tollway Authority (Transportation Revenue, JPMorgan Chase & Company LOC)§	0.27	01/01/2049	21,000,000
22,000,000	Port Arthur TX Naval District Environmental Facilities Motiva Enterprises Project Series A (Energy Revenue)§	0.28	11/01/2040	22,000,000
22,700,000	State of Texas (Miscellaneous Revenue)§	0.30	06/01/2038	22,700,000
18,695,000	State of Texas Veteran Housing Assistance Funding 11-A (GO — State)§	0.35	12/01/2038	18,695,000
33,000,000	Tarrant County TX Cultural Education Facilities Finance Corporation (Health Revenue, Bank of America Corporation LOC)§	0.28	08/15/2041	33,000,000
2,100,000	Texas State Taxable Product Development Program Series A (Miscellaneous Revenue)§	0.28	06/01/2045	2,100,000
18,000,000	Tyler TX Health Facilities Development Corporation Mother Frances Hospital Series B (Hospital Revenue, Bank of America Corporation LOC)§	0.35	07/01/2020	18,000,000

				569,540,000

Utah: 0.04%

Variable Rate Demand Note: 0.04%
18,000,000	Utah Transportation Sales Tax Subseries B (Transportation Revenue, BNP Paribas LOC)§	0.24	06/15/2036	18,000,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 63
HERITAGE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Virginia: 0.01%

Variable Rate Demand Note: 0.01%
$6,000,000	Harrisonburg VA Redevelopment & Housing Authority (Housing Revenue, Bank of America Corporation LOC)§	0.32%	05/01/2026	$6,000,000

Washington: 0.02%

Variable Rate Demand Notes: 0.02%
8,000,000	JPMorgan Chase Putters/Drivers Trust (Utilities Revenue)§††	0.31	02/01/2040	8,000,000
965,000	King County WA Housing Authority Series A (Housing Revenue, FHLMC Insured)§	0.33	07/01/2035	965,000

				8,965,000

West Virginia: 0.04%

Variable Rate Demand Note: 0.04%
16,000,000	Cabell County WV University Facilities (Education Revenue, Bank of America Corporation LOC)§	0.34	07/01/2039	16,000,000

Wisconsin: 0.14%

Variable Rate Demand Notes: 0.14%
8,395,000	Wisconsin Housing & Economic Development Authority (Housing Revenue, GO of Authority Insured)§	0.30	05/01/2030	8,395,000
14,745,000	Wisconsin Housing & Economic Development Authority (Housing Revenue, GO of Authority Insured)§	0.30	11/01/2030	14,745,000
8,665,000	Wisconsin Housing & Economic Development Authority (Housing Revenue, FNMA Insured, GO of Authority Insured)§	0.36	09/01/2035	8,665,000
27,150,000	Wisconsin State HEFA (Education Revenue, U.S. Bank NA LOC)§	0.26	04/01/2035	27,150,000

				58,955,000

Total Municipal Bonds and Notes (Cost $6,132,289,000)				6,132,289,000

Repurchase Agreements(z): 17.03%
486,000,000	Bank of America NA, dated 01/31/2011, maturity value $486,002,970 (1)	0.22	02/01/2011	486,000,000
291,000,000	Barclays Capital Incorporated, dated 01/31/2011, maturity value $291,001,698 (2)	0.21	02/01/2011	291,000,000
497,000,000	Barclays Capital Incorporated, dated 01/31/2011, maturity value $497,003,037 (3)	0.22	02/01/2011	497,000,000
486,000,000	BNP Paribas Securities, dated 01/31/2011, maturity value $486,002,970 (4)	0.22	02/01/2011	486,000,000
603,000,000	Citibank NA, dated 01/31/2011, maturity value $603,004,020 (5)	0.24	02/01/2011	603,000,000
336,000,000	Credit Suisse First Boston Corporation, dated 01/31/2011, maturity value $336,002,053 (6)	0.22	02/01/2011	336,000,000
1,207,000,000	Deutsche Bank Securities, dated 01/31/2011, maturity value $1,207,007,376 (7)	0.22	02/01/2011	1,207,000,000
307,000,000	Deutsche Bank Securities, dated 01/31/2011, maturity value $307,002,217 (8)	0.26	02/01/2011	307,000,000
165,000,000	Goldman Sachs & Company, dated 01/31/2011, maturity value $165,007,058 (9)	0.22	02/07/2011	165,000,000
34,800,000	Goldman Sachs & Company, dated 01/31/2011, maturity value $34,800,213(10)	0.22	02/01/2011	34,800,000
299,000,000	JPMorgan Securities, dated 01/31/2011, maturity value $299,002,326 (11)	0.28	02/01/2011	299,000,000
202,000,000	Merrill Lynch Pierce Fenner & Smith Incorporated, dated 01/31/2011, maturity value $202,001,459 (12)	0.26	02/01/2011	202,000,000
453,000,000	RBS Securities Incorporated, dated 01/31/2011, maturity value $453,002,894 (13)	0.23	02/01/2011	453,000,000
671,000,000	RBS Securities Incorporated, dated 01/31/2011, maturity value $671,003,914 (14)	0.21	02/01/2011	671,000,000
1,033,666,233	Societe Generale, dated 01/31/2011, maturity value $1,033,672,549 (15)	0.22	02/01/2011	1,033,666,233
336,000,000	Societe Generale, dated 01/31/2011, maturity value $336,001,960 (16)	0.21	02/01/2011	336,000,000

Total Repurchase Agreements (Cost $7,407,466,233)				7,407,466,233

Total Investments in Securities (Cost $44,327,204,207)*	101.90%	44,327,204,207

Other Assets and Liabilities, Net	(1.90)	(825,623,519)

Total Net Assets	100.00%	$43,501,580,688

64 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
HERITAGE MONEY MARKET FUND

(i)	Illiquid security for which the designation as illiquid is unaudited.

(z)	Collateralized by:
(1)	U.S. government securities, 5.00% to 5.50%, 12/1/2036 to 3/1/2040, market value including accrued interest is $500,580,000.

(2)	U.S. government security, 2.00%, 1/31/2016, market value including accrued interest is $296,820,002.

(3)	U.S. government securities, 0.00% to 4.125%, 2/18/2011 to 7/15/2029, market value including accrued interest is $506,940,322.

(4)	U.S. government securities, 2.12% to 6.50%, 6/1/2023 to 1/20/2041, market value including accrued interest is $500,580,000.

(5)	U.S. government securities, 3.00% to 12.50%, 2/1/2011 to 11/1/2049, market value including accrued interest is $621,090,000.

(6)	U.S. government securities, 0.875% to 4.875%, 5/31/2011 to 5/15/2038, market value including accrued interest is $342,721,186.

(7)	U.S. government securities, 0.00% to 9.50%, 3/1/2011 to 2/1/2048, market value including accrued interest is $1,242,363,012.

(8)	Commercial papers, 0.00%, 2/1/2011 to 5/2/2011, market value is $313,140,000.

(9)	U.S. government securities, 0.00% to 7.50%, 4/1/2025 to 1/1/2041, market value including accrued interest is $169,950,000.

(10)	U.S. government securities, 3.50% to 7.50%, 4/1/2022 to 11/1/2040, market value including accrued interest is $35,844,000.

(11)	Commercial papers, 0.00%, 2/1/2011 to 9/12/2011, market value is $304,980,973.

(12)	U.S. government securities, 0.50% to 3.875%, 4/15/2011 to 4/15/2029, market value including accrued interest is $206,040,007.

(13)	U.S. government securities, 3.00% to 8.00%, 12/1/2012 to 2/1/2041, market value including accrued interest is $466,592,123.

(14)	U.S. government securities, 0.625% to 3.875%, 4/15/2011 to 2/15/2040, market value including accrued interest is $684,420,389.

(15)	U.S. government securities, 2.61% to 5.50%, 2/1/2023 to 12/1/2040, market value including accrued interest is $1,064,676,220.

(16)	U.S. government securities, 0.00% to 4.25%, 4/14/2011 to 11/15/2040, market value including accrued interest is $342,720,030.
±	Variable rate investments.

§	These securities are subject to a demand feature which reduces the effective maturity.

^	Zero coupon security. Rate represents yield to maturity.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 65
MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Government Agency Debt: 0.33%
$29,000,000	FHLMC±	0.18%	02/02/2012	$28,976,594

Government Agency Debt (Cost $28,976,594)				28,976,594

Certificates of Deposit: 16.11%
68,000,000	Abbey National Treasury Services±	0.29	02/14/2011	68,000,000
83,000,000	Banco Bilbao Vizcaya Argentaria (London)	0.25	02/01/2011	83,000,000
57,000,000	Banco Del Estado De Chile plc	0.30	02/01/2011	57,000,000
20,000,000	Bank of Montreal	0.25	02/18/2011	20,000,000
38,000,000	Bank of Nova Scotia	0.29	03/08/2011	38,000,000
11,000,000	Bank of Nova Scotia	0.29	03/09/2011	11,000,000
22,000,000	Barclays Bank plc (New York)±	0.58	07/22/2011	22,000,000
22,000,000	Barclays Bank plc (New York)±	0.76	10/24/2011	22,000,000
40,000,000	Barclays Bank plc (New York)±	0.72	01/17/2012	40,000,000
37,000,000	Commerzbank (London)	0.22	02/02/2011	37,000,000
30,000,000	Cooperatieve Centrale Raiffeis	0.30	03/07/2011	30,000,000
50,000,000	Credit Agricole	0.24	02/07/2011	50,000,000
58,000,000	Danske Bank AS (Copenhagen)	0.25	02/01/2011	58,000,000
42,000,000	Deutsche Bank AG (New York)	0.30	03/09/2011	42,000,000
85,000,000	Dexia Credit Local SA	0.35	02/02/2011	85,000,000
14,000,000	DG Bank AG	0.35	02/02/2011	14,000,000
28,000,000	DG Bank AG	0.40	02/16/2011	28,000,000
50,000,000	DG Bank AG	0.40	03/21/2011	50,000,000
19,000,000	HSBC Bank plc	0.25	02/01/2011	19,000,000
34,000,000	ING Bank NV (Amsterdam)	0.22	02/03/2011	34,000,000
91,000,000	KBC Bank of Belgium (Brussels)	0.22	02/01/2011	91,000,000
10,000,000	National Bank of Canada±	0.40	09/21/2011	10,000,000
35,000,000	National Bank of Canada±	0.43	10/07/2011	35,000,000
7,000,000	Natixis Corporation	0.50	02/02/2011	7,000,010
55,000,000	Natixis Corporation	0.25	02/03/2011	55,000,000
19,000,000	Natixis Corporation±	0.59	02/04/2011	19,000,000
35,000,000	Natixis Corporation±	0.50	03/07/2011	35,000,000
60,000,000	Nordea Bank Finland plc	0.29	04/04/2011	60,000,000
23,000,000	Rabobank Nederland NV	0.34	03/31/2011	23,000,000
27,000,000	Rabobank Nederland NV±	0.34	10/21/2011	27,000,000
30,000,000	Rabobank Nederland NV±	0.34	12/06/2011	30,000,000
30,000,000	Rabobank Nederland NV±	0.34	01/10/2012	30,000,000
54,000,000	Royal Bank of Scotland plc±	0.75	04/26/2011	54,000,000
10,000,000	Societe Generale (New York)±	0.36	02/22/2011	10,000,000
5,000,000	Societe Generale (New York)±	1.49	05/05/2011	5,000,000
47,000,000	Societe Generale (New York)±	0.54	08/12/2011	47,000,000
20,000,000	Societe Generale (New York)±	0.37	01/27/2012	20,000,000
4,000,000	Standard Chartered Bank	0.30	02/28/2011	4,000,000
25,000,000	TD Bank Financial Group±	0.26	02/04/2011	25,000,007
25,000,000	Toronto-Dominion Bank±	0.34	01/12/2012	25,000,000

Total Certificates of Deposit (Cost $1,420,000,017)				1,420,000,017

Commercial Paper: 49.96%
Asset-Backed Commercial Paper: 36.67%
8,000,000	Alpine Securitzation††^	0.24	02/18/2011	7,999,056
11,000,000	Amsterdam Funding Corporation††^	0.30	04/04/2011	10,994,316
6,000,000	Amsterdam Funding Corporation††^	0.30	04/08/2011	5,996,700
47,000,000	Antalis US Funding Corporation††^	0.22	02/04/2011	46,998,873
26,000,000	Antalis US Funding Corporation††^	0.28	02/08/2011	25,998,382

66 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Asset-Backed Commercial Paper (continued)
$5,000,000	Arabella Finance LLC††^	0.53%	02/25/2011	$4,998,166
12,000,000	Arabella Finance LLC††^	0.53	02/28/2011	11,995,050
10,000,000	Arabella Finance LLC††^	0.53	03/01/2011	9,995,722
7,000,000	Argento Funding Companies Limited††^	0.16	02/02/2011	6,999,938
23,000,000	Argento Funding Companies Limited††^	0.23	02/03/2011	22,999,569
25,000,000	Argento Funding Companies Limited††^	0.35	02/23/2011	24,994,347
5,000,000	Argento Funding Companies Limited††^	0.36	02/24/2011	4,998,818
9,000,000	Argento Funding Companies Limited††^	0.36	03/01/2011	8,997,410
15,000,000	Argento Funding Companies Limited††^	0.37	04/07/2011	14,989,979
38,000,000	Argento Funding Companies Limited††^	0.32	04/19/2011	37,973,991
10,000,000	Aspen Funding Corporation††^	0.29	02/28/2011	9,997,750
8,000,000	Aspen Funding Corporation††^	0.29	03/16/2011	7,997,133
5,000,000	Aspen Funding Corporation††^	0.31	04/05/2011	4,997,288
6,000,000	Aspen Funding Corporation††^	0.31	04/06/2011	5,996,693
5,000,000	Atlantic Asset Securitization Corporation††^	0.29	03/01/2011	4,998,833
7,000,000	Atlantic Asset Securitization Corporation††^	0.29	03/03/2011	6,998,250
6,000,000	Atlantic Asset Securitization Corporation††^	0.29	03/04/2011	5,998,476
8,000,000	Atlantic Asset Securitization Corporation††^	0.28	03/14/2011	7,997,358
12,000,000	Atlantic Asset Securitization Corporation††^	0.30	04/05/2011	11,993,700
3,000,000	Atlantic Asset Securitization Corporation††^	0.30	04/06/2011	2,998,400
32,954,000	Autobahn Funding Company LLC††^	0.35	04/18/2011	32,929,651
11,000,000	Barton Capital Corporation††^	0.00	02/01/2011	11,000,000
10,000,000	Barton Capital Corporation††^	0.14	02/02/2011	9,999,923
6,000,000	Barton Capital Corporation††^	0.18	02/03/2011	5,999,910
20,000,000	Barton Capital Corporation††^	0.25	02/08/2011	19,998,911
10,000,000	Beethoven Funding Corporation††^	0.21	02/02/2011	9,999,883
31,000,000	Bryant Park Funding LLC††^	0.23	02/10/2011	30,998,063
13,000,000	CAFCO LLC††^	0.29	03/16/2011	12,995,342
7,000,000	CAFCO LLC††^	0.30	04/05/2011	6,996,325
10,000,000	CAFCO LLC††^	0.30	04/13/2011	9,994,083
20,000,000	CAFCO LLC††^	0.30	04/20/2011	19,987,000
21,000,000	Cancara Asset Securitisation LLC††^	0.26	02/08/2011	20,998,775
4,000,000	Cancara Asset Securitisation LLC††^	0.28	02/15/2011	3,999,533
20,000,000	Cancara Asset Securitisation LLC††^	0.29	03/02/2011	19,995,167
9,000,000	Cancara Asset Securitisation LLC††^	0.29	03/03/2011	8,997,750
55,000,000	Cancara Asset Securitisation LLC††^	0.29	03/10/2011	54,983,041
7,000,000	Cancara Asset Securitisation LLC††^	0.28	03/24/2011	6,997,124
20,000,000	Cancara Asset Securitisation LLC††^	0.31	04/13/2011	19,987,772
10,000,000	Cancara Asset Securitisation LLC††^	0.31	04/20/2011	9,993,283
5,000,000	Chariot Funding LLC††^	0.24	02/18/2011	4,999,410
6,000,000	Charta LLC††^	0.00	02/01/2011	6,000,000
69,000,000	Charta LLC††^	0.27	02/15/2011	68,992,218
3,000,000	Charta LLC††^	0.27	02/18/2011	2,999,589
9,000,000	Charta LLC††^	0.29	03/04/2011	8,997,675
9,000,000	Charta LLC††^	0.27	03/08/2011	8,997,550
8,000,000	Charta LLC††^	0.28	03/09/2011	7,997,680
23,000,000	Ciesco LLC††^	0.27	02/15/2011	22,997,406
9,000,000	Compass Securities LLC††^	0.20	02/02/2011	8,999,900
9,000,000	Concord Minutemen Capital Company††^	0.36	02/11/2011	8,999,000
41,000,000	Concord Minutemen Capital Company††^	0.37	02/15/2011	40,993,622
24,000,000	Concord Minutemen Capital Company††^	0.38	02/22/2011	23,994,400
9,000,000	Concord Minutemen Capital Company††^	0.38	02/24/2011	8,997,700
55,000,000	CRC Funding LLC††^	0.26	02/09/2011	54,996,456
19,000,000	CRC Funding LLC††^	0.28	03/04/2011	18,995,255
18,000,000	CRC Funding LLC††^	0.28	03/09/2011	17,994,780
11,000,000	CRC Funding LLC††^	0.29	03/16/2011	10,996,058

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 67
MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Asset-Backed Commercial Paper (continued)
$7,000,000	CRC Funding LLC††^	0.28%	03/23/2011	$6,997,181
12,000,000	CRC Funding LLC††^	0.30	04/04/2011	11,993,800
5,000,000	CRC Funding LLC††^	0.30	04/20/2011	4,996,750
5,000,000	Crown Point Capital Company††^	0.00	02/01/2011	5,000,000
13,000,000	Crown Point Capital Company††^	0.27	02/03/2011	12,999,711
20,000,000	Crown Point Capital Company††^	0.30	02/04/2011	19,999,334
18,000,000	Crown Point Capital Company††^	0.34	02/07/2011	17,998,800
25,000,000	Crown Point Capital Company††^	0.36	02/09/2011	24,997,778
8,000,000	Crown Point Capital Company††^	0.36	02/10/2011	7,999,200
15,000,000	Crown Point Capital Company††^	0.38	02/16/2011	14,997,500
8,000,000	Crown Point Capital Company††^	0.38	02/23/2011	7,998,044
4,000,000	Crown Point Capital Company††^	0.38	02/24/2011	3,998,978
12,000,000	Ebbets Funding LLC††^	0.38	02/04/2011	11,999,500
5,000,000	Ebbets Funding LLC††^	0.44	02/08/2011	4,999,514
10,000,000	Ebbets Funding LLC††^	0.46	02/11/2011	9,998,611
22,500,000	Ebbets Funding LLC††^	0.48	02/22/2011	22,493,438
4,000,000	Falcon Asset Securitization Corporation LLC††^	0.23	02/14/2011	3,999,639
13,000,000	Falcon Asset Securitization Corporation LLC††^	0.23	02/15/2011	12,998,736
13,000,000	Falcon Asset Securitization Corporation LLC††^	0.24	02/18/2011	12,998,465
7,000,000	Gemini Securitization Corporation LLC††^	0.29	03/02/2011	6,998,308
14,000,000	Gemini Securitization Corporation LLC††^	0.27	03/09/2011	13,996,080
4,000,000	Gemini Securitization Corporation LLC††^	0.29	03/10/2011	3,998,767
44,000,000	Gemini Securitization Corporation LLC††^	0.30	04/05/2011	43,976,900
12,000,000	Gemini Securitization Corporation LLC††^	0.30	04/06/2011	11,993,600
16,000,000	Gemini Securitization Corporation LLC††^	0.30	04/07/2011	15,991,333
8,000,000	Govco LLC††^	0.27	02/18/2011	7,998,904
7,000,000	Govco LLC††^	0.29	03/01/2011	6,998,367
2,600,000	Govco LLC††^	0.28	03/04/2011	2,599,351
41,000,000	Govco LLC††^	0.29	03/16/2011	40,985,464
35,000,000	Govco LLC††^	0.33	03/21/2011	34,984,133
30,000,000	Govco LLC††^	0.29	03/23/2011	29,987,500
13,000,000	Govco LLC††^	0.28	03/24/2011	12,994,659
5,000,000	Govco LLC††^	0.30	04/06/2011	4,997,333
18,000,000	Grampian Funding LLC††^	0.16	02/02/2011	17,999,840
19,000,000	Grampian Funding LLC††^	0.21	02/03/2011	18,999,662
50,000,000	Grampian Funding LLC††^	0.27	02/07/2011	49,997,333
13,000,000	Grampian Funding LLC††^	0.28	02/08/2011	12,999,191
9,000,000	Grampian Funding LLC††^	0.32	02/18/2011	8,998,555
21,000,000	Grampian Funding LLC††^	0.31	02/23/2011	20,995,893
40,000,000	Grampian Funding LLC††^	0.36	03/10/2011	39,984,789
11,000,000	Jupiter Securitization Corporation LLC††^	0.23	02/14/2011	10,999,007
11,000,000	Jupiter Securitization Corporation LLC††^	0.23	02/15/2011	10,998,931
33,000,000	Kells Funding LLC††^	0.29	03/18/2011	32,987,625
10,000,000	Kells Funding LLC††^	0.31	03/21/2011	9,995,733
33,000,000	Kells Funding LLC††^	0.32	04/01/2011	32,982,693
22,000,000	Kells Funding LLC††^	0.34	04/15/2011	21,984,832
25,000,000	Kells Funding LLC††^	0.33	04/20/2011	24,982,125
51,000,000	Kells Funding LLC±††	0.40	11/29/2011	51,000,000
3,000,000	Legacy Capital Company††^	0.36	02/09/2011	2,999,733
9,000,000	Legacy Capital Company††^	0.36	02/10/2011	8,999,100
14,000,000	Legacy Capital Company††^	0.38	02/17/2011	13,997,511
15,000,000	Lexington Parker Capital††^	0.00	02/01/2011	15,000,000
21,000,000	Lexington Parker Capital††^	0.20	02/02/2011	20,999,767
20,000,000	Lexington Parker Capital††^	0.34	02/07/2011	19,998,667
7,000,000	Lexington Parker Capital††^	0.36	02/10/2011	6,999,300
5,000,000	Lexington Parker Capital††^	0.38	02/17/2011	4,999,111

68 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Asset-Backed Commercial Paper (continued)
$5,000,000	Lexington Parker Capital††^	0.38%	02/18/2011	$4,999,056
13,000,000	Lexington Parker Capital††^	0.38	02/23/2011	12,996,822
5,000,000	Liberty Funding LLC††^	0.29	03/04/2011	4,998,708
6,000,000	Liberty Funding LLC††^	0.28	03/14/2011	5,998,018
9,000,000	Liberty Funding LLC††^	0.28	03/24/2011	8,996,303
12,000,000	LMA Americas LLC††^	0.24	02/08/2011	11,999,370
3,000,000	LMA Americas LLC††^	0.26	02/17/2011	2,999,627
3,200,000	LMA Americas LLC††^	0.26	02/18/2011	3,199,592
7,000,000	LMA Americas LLC††^	0.26	02/23/2011	6,998,845
13,000,000	LMA Americas LLC††^	0.30	02/28/2011	12,996,978
15,000,000	LMA Americas LLC††^	0.30	03/15/2011	14,994,575
9,000,000	LMA Americas LLC††^	0.29	03/30/2011	8,995,868
13,000,000	Matchpoint Master Trust††^	0.24	02/11/2011	12,999,061
50,000,000	Matchpoint Master Trust††^	0.28	02/14/2011	49,994,583
35,000,000	Matchpoint Master Trust††^	0.27	02/28/2011	34,992,650
2,000,000	MetLife Short Term Funding LLC††^	0.24	02/07/2011	1,999,907
2,000,000	MetLife Short Term Funding LLC††^	0.30	04/18/2011	1,998,733
6,000,000	MetLife Short Term Funding LLC††^	0.32	05/10/2011	5,994,773
8,000,000	Mont Blanc Capital Corporation††^	0.25	02/08/2011	7,999,549
23,000,000	Mont Blanc Capital Corporation††^	0.28	02/14/2011	22,997,509
10,000,000	Mont Blanc Capital Corporation††^	0.29	03/04/2011	9,997,417
4,000,000	Newport Funding Corporation††^	0.29	02/22/2011	3,999,300
5,000,000	Newport Funding Corporation††^	0.31	04/05/2011	4,997,288
4,000,000	Newport Funding Corporation††^	0.31	04/11/2011	3,997,623
8,000,000	Nieuw Amsterdam Receivables Corporation††^	0.15	02/02/2011	7,999,933
35,000,000	Nieuw Amsterdam Receivables Corporation††^	0.26	02/07/2011	34,998,250
2,000,000	Nieuw Amsterdam Receivables Corporation††^	0.29	03/01/2011	1,999,533
2,000,000	Nieuw Amsterdam Receivables Corporation††^	0.29	03/07/2011	1,999,433
2,000,000	Nieuw Amsterdam Receivables Corporation††^	0.29	04/12/2011	1,998,872
65,000,000	Nieuw Amsterdam Receivables Corporation††^	0.30	04/19/2011	64,958,292
9,000,000	Nieuw Amsterdam Receivables Corporation††^	0.30	04/20/2011	8,994,150
12,000,000	Nieuw Amsterdam Receivables Corporation††^	0.30	04/28/2011	11,991,400
45,000,000	Regency Markets #1 LLC††^	0.19	02/04/2011	44,999,062
25,000,000	Rhein-Main Security Limited††^	0.49	02/15/2011	24,994,944
12,000,000	Rhein-Main Security Limited††^	0.51	04/11/2011	11,988,040
25,000,000	Rhein-Main Security Limited††^	0.51	04/18/2011	24,972,556
16,000,000	Rheingold Securitization††^	0.49	02/16/2011	15,996,533
24,000,000	Rheingold Securitization††^	0.53	04/20/2011	23,971,920
33,000,000	Rheingold Securitization††^	0.52	04/21/2011	32,962,343
7,000,000	Romulus Funding Corporation††^	0.38	02/24/2011	6,998,211
6,000,000	Romulus Funding Corporation††^	0.38	02/25/2011	5,998,400
20,000,000	Royal Park Investments Funding Corporation††^	0.20	02/03/2011	19,999,667
11,000,000	Salisbury Receivables Company LLC††^	0.25	02/23/2011	10,998,252
4,000,000	Salisbury Receivables Company LLC††^	0.29	02/28/2011	3,999,100
3,000,000	Salisbury Receivables Company LLC††^	0.29	03/03/2011	2,999,250
7,000,000	Scaldis Capital LLC††^	0.21	02/03/2011	6,999,879
10,000,000	Scaldis Capital LLC††^	0.28	02/16/2011	9,998,750
10,000,000	Scaldis Capital LLC††^	0.27	02/18/2011	9,998,631
17,000,000	Scaldis Capital LLC††^	0.31	02/23/2011	16,996,676
9,000,000	Scaldis Capital LLC††^	0.29	02/25/2011	8,998,200
40,000,000	Scaldis Capital LLC††^	0.31	03/02/2011	39,989,689
9,000,000	Scaldis Capital LLC††^	0.31	03/09/2011	8,997,120
21,000,000	Scaldis Capital LLC††^	0.31	03/11/2011	20,992,907
18,000,000	Sheffield Receivables Corporation††^	0.29	03/16/2011	17,993,550
11,000,000	Silver Tower US Funding LLC††^	0.00	02/01/2011	11,000,000
14,000,000	Silver Tower US Funding LLC††^	0.33	02/03/2011	13,999,611

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 69
MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Asset-Backed Commercial Paper (continued)
$4,000,000	Silver Tower US Funding LLC††^	0.38%	02/04/2011	$3,999,833
29,000,000	Solitaire Funding LLC††^	0.26	02/07/2011	28,998,508
25,000,000	Solitaire Funding LLC††^	0.29	02/14/2011	24,997,201
4,000,000	Solitaire Funding LLC††^	0.29	02/15/2011	3,999,518
18,000,000	Solitaire Funding LLC††^	0.30	03/08/2011	17,994,575
15,000,000	Solitaire Funding LLC††^	0.29	03/10/2011	14,995,375
20,000,000	Solitaire Funding LLC††^	0.30	03/11/2011	19,993,456
15,000,000	Solitaire Funding LLC††^	0.31	04/19/2011	14,990,054
12,000,000	Solitaire Funding LLC††^	0.30	04/21/2011	11,992,100
4,600,000	Starbird Funding Corporation††^	0.28	02/23/2011	4,599,185
6,000,000	Starbird Funding Corporation††^	0.28	02/24/2011	5,998,888
11,000,000	Starbird Funding Corporation††^	0.29	03/15/2011	10,996,150
7,000,000	Starbird Funding Corporation††^	0.30	04/07/2011	6,996,208
29,000,000	Starbird Funding Corporation††^	0.30	04/21/2011	28,980,908
84,000,000	Straight-A Funding LLC††^	0.22	02/09/2011	83,995,333
12,000,000	Straight-A Funding LLC††^	0.24	03/02/2011	11,997,583
28,000,000	Straight-A Funding LLC††^	0.24	03/08/2011	27,993,195
5,000,000	Straight-A Funding LLC††^	0.25	04/11/2011	4,997,604
8,000,000	Straight-A Funding LLC††^	0.25	04/12/2011	7,996,111
3,000,000	Sydney Capital Corporation††^	0.39	03/08/2011	2,998,833
1,000,000	Sydney Capital Corporation††^	0.39	03/15/2011	999,533
10,000,000	Sydney Capital Corporation††^	0.39	03/16/2011	9,995,222
3,000,000	Tasman Funding Incorporated††^	0.21	02/03/2011	2,999,948
7,000,000	Tasman Funding Incorporated††^	0.27	02/07/2011	6,999,627
8,000,000	Tasman Funding Incorporated††^	0.29	02/14/2011	7,999,104
2,000,000	Tasman Funding Incorporated††^	0.31	02/23/2011	1,999,609
14,000,000	Tasman Funding Incorporated††^	0.32	03/14/2011	13,994,818
16,000,000	Thames Asset Global Securitization††^	0.21	02/04/2011	15,999,627
20,000,000	Thames Asset Global Securitization††^	0.25	02/09/2011	19,998,756
27,000,000	Thames Asset Global Securitization††^	0.28	03/21/2011	26,989,560
29,000,000	Thames Asset Global Securitization††^	0.30	04/07/2011	28,984,292
8,000,000	Thames Asset Global Securitization††^	0.50	06/07/2011	7,986,000
8,000,000	Ticonderoga Funding LLC††^	0.30	04/07/2011	7,995,667
7,000,000	Ticonderoga Funding LLC††^	0.30	04/13/2011	6,995,858
15,000,000	Versailles Commercial Paper LLC††^	0.39	04/07/2011	14,989,167
21,000,000	Versailles Commercial Paper LLC††^	0.39	04/08/2011	20,984,600
11,000,000	Versailles Commercial Paper LLC††^	0.40	04/15/2011	10,991,078
7,000,000	Windmill Funding Corporation††^	0.30	04/04/2011	6,996,383
7,000,000	Windmill Funding Corporation††^	0.30	04/08/2011	6,996,150

				3,232,900,435

Financial Company Commercial Paper: 10.00%
10,000,000	ANZ National±††	0.40	09/13/2011	10,000,000
36,000,000	ASB Finance Limited±††	0.34	02/01/2011	36,000,000
10,500,000	ASB Finance Limited±††	0.43	04/18/2011	10,500,217
7,000,000	ASB Finance Limited±††	0.42	12/02/2011	7,000,000
7,000,000	ASB Finance Limited±††	0.42	12/05/2011	7,000,000
13,000,000	Axis Bank Limited^	0.66	04/25/2011	12,979,919
40,000,000	BGL BNP Paribas SA^	0.35	03/04/2011	39,987,600
52,000,000	BGL BNP Paribas SA^	0.32	03/15/2011	51,979,980
6,000,000	BNZ International Funding Limited††^	0.31	03/03/2011	5,998,400
32,000,000	BNZ International Funding Limited††^	0.32	04/06/2011	31,981,796
10,000,000	BNZ International Funding Limited±††	0.40	09/01/2011	10,000,239

70 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Financial Company Commercial Paper (continued)
$2,000,000	BNZ International Funding Limited±††	0.41%	10/07/2011	$1,999,996
10,000,000	BNZ International Funding Limited±††	0.42	10/12/2011	10,000,348
10,000,000	BNZ International Funding Limited±††	0.43	01/06/2012	10,000,000
13,000,000	BPCE SA††^	0.29	02/11/2011	12,998,844
40,000,000	BPCE SA††^	0.38	03/15/2011	39,981,800
12,000,000	Commonwealth Bank of Australia††^	0.27	03/07/2011	11,996,827
18,000,000	Danske Corporation††^	0.30	03/07/2011	17,994,730
18,000,000	ICICI Bank Limited^	0.46	03/14/2011	17,990,365
20,000,000	ING US Funding LLC^	0.28	02/16/2011	19,997,500
62,000,000	KFW International Finance††^	0.28	04/06/2011	61,969,138
39,000,000	Mizuho Funding LLC††^	0.00	02/01/2011	39,000,000
13,425,000	Natexis Banques Populaires^	0.00	02/01/2011	13,425,000
23,000,000	Nationwide Building Society††^	0.00	02/01/2011	23,000,000
13,000,000	Nationwide Building Society††^	0.26	02/04/2011	12,999,621
4,000,000	Nationwide Building Society††^	0.34	03/02/2011	3,998,872
12,000,000	Nationwide Building Society††^	0.34	03/21/2011	11,994,400
22,000,000	Nationwide Building Society††^	0.33	03/25/2011	21,989,196
36,000,000	Nationwide Building Society††^	0.34	04/08/2011	35,977,560
6,000,000	PB Financing Incorporated††^	0.56	04/08/2011	5,993,730
12,000,000	PB Financing Incorporated††^	0.56	04/11/2011	11,986,890
30,000,000	RBS Holdings USA Incorporated††^	0.36	02/11/2011	29,996,750
14,000,000	Reckitt Benckiser Group plc††^	0.30	04/21/2011	13,990,783
10,000,000	Societe Generale^	0.37	04/04/2011	9,993,456
21,000,000	Suncorp Group Limited††^	0.39	02/07/2011	20,998,425
29,000,000	Suncorp Group Limited††^	0.47	02/16/2011	28,993,958
10,000,000	Suncorp-Metway Limited††^	0.49	03/08/2011	9,995,139
15,000,000	Suncorp-Metway Limited††^	0.49	03/10/2011	14,992,292
5,000,000	Toyota Financial Services de Puerto Rico Incorporated^	0.31	03/14/2011	4,998,178
2,000,000	Toyota Financial Services de Puerto Rico Incorporated^	0.34	03/30/2011	1,998,892
49,000,000	UBS Finance Delaware LLC^	0.31	03/21/2011	48,979,093
35,600,000	Westpac Securities NZ Limited±††	0.34	02/03/2011	35,599,670
7,000,000	Westpac Securities NZ Limited††^	0.30	04/05/2011	6,996,325
25,000,000	Westpac Securities NZ Limited±††	0.34	08/19/2011	25,000,000
20,000,000	Westpac Securities NZ Limited±††	0.41	10/13/2011	20,000,000

				881,255,929

Other Commercial Paper: 3.29%
14,000,000	Caisse d’Amortissement de la Dette Sociale††^	0.30	04/26/2011	13,990,200
23,000,000	Caisse d’Amortissement de la Dette Sociale††^	0.30	05/04/2011	22,982,367
35,000,000	European Investment Bank^	0.34	03/24/2011	34,982,646
90,000,000	European Investment Bank^	0.34	03/25/2011	89,954,500
8,000,000	Los Angeles CA Department of Airports^	0.24	02/17/2011	7,999,076
29,000,000	Los Angeles CA Department of Airports	0.31	02/08/2011	29,000,000
2,000,000	Louis Dreyfus Corporation^	0.25	02/08/2011	1,999,887
10,000,000	Louis Dreyfus Corporation^	0.26	02/09/2011	9,999,356
2,000,000	Louis Dreyfus Corporation^	0.27	02/14/2011	1,999,791
11,000,000	Louis Dreyfus Corporation^	0.37	02/28/2011	10,996,865
6,000,000	Port of Oakland California^	0.29	03/17/2011	5,997,800
2,000,000	San Joaquin CA Transportation Authority	0.29	03/01/2011	2,000,000
3,000,000	San Jose City CA International Airport	0.29	04/01/2011	3,000,000
16,000,000	San Jose City CA International Airport	0.29	04/07/2011	16,000,000
8,000,000	San Jose City CA International Airport	0.31	04/12/2011	8,000,000
10,000,000	Statens Bostadsfin††^	0.51	03/07/2011	9,995,089

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 71
MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Other Commercial Paper (continued)
$10,000,000	Statens Bostadsfin††^	0.51%	04/04/2011	$9,991,044
11,000,000	Swedish National HFA††^	0.50	03/10/2011	10,994,234
				289,882,855

Total Commercial Paper (Cost $4,404,039,219)				4,404,039,219

Municipal Bonds and Notes: 13.98%

Alabama: 0.62%

Variable Rate Demand Notes: 0.62%
14,000,000	Lower Alabama Gas District Supply Revenue Series A (Utilities Revenue)§	0.38	11/01/2027	14,000,000
41,000,000	Southeast Alabama Gas District Alabama Supply Project Series 2007-A (Utilities Revenue)§	0.30	08/01/2027	41,000,000

				55,000,000

Alaska: 0.14%

Variable Rate Demand Note: 0.14%
12,000,000	Alaska Housing Finance Corporation Series 2002-A (Housing Revenue, AGM GO of Corporation Insured)§	0.33	12/01/2036	12,000,000

California: 3.11%

Other Municipal Debt: 0.15%
9,000,000	San Francisco CA City & County Redevelopment Agency (Miscellaneous Revenue)	0.28	03/01/2011	9,000,000
4,000,000	San Jose CA Redevelopment Agency (Miscellaneous Revenue)	0.29	04/01/2011	4,000,000

				13,000,000

Variable Rate Demand Notes: 2.96%
11,145,000	ABAG Finance Authority for Nonprofit Corporations California MFHR Geneva Pointe Apartments A (Housing Revenue, FNMA Insured)§	0.28	03/15/2037	11,145,000
5,000,000	Bay Area Toll Authority (Transportation Revenue, Bank of America Corporation LOC)§	0.22	04/01/2047	5,000,000
8,320,000	California Educational Facilities Authority (Education Revenue, Bank of America Corporation LOC, NATL-RE Insured)§	0.35	10/01/2043	8,320,000
6,000,000	California GO Series B (Miscellaneous Revenue, JPMorgan Chase & Company LOC)§	0.29	05/01/2040	6,000,000
2,000,000	California HFA Program Series A (Housing Revenue, FNMA LOC)§	0.27	08/01/2036	2,000,000
2,000,000	California HFFA Catholic Healthcare Series C (Housing Revenue, JPMorgan Chase & Company LOC, NATL-RE Insured)§	0.29	07/01/2020	2,000,000
200,000	California HFFA Catholic West Series H (Housing Revenue, Bank of America Corporation LOC)§	0.28	07/01/2035	200,000
21,000,000	California PCFA Pacific Gas & Electric Series B (IDR, JPMorgan Chase & Company LOC)§	0.29	11/01/2026	21,000,000
4,360,000	California PCFA Pacific Gas & Electric Series C (IDR, JPMorgan Chase & Company LOC)§	0.26	11/01/2026	4,360,000
17,115,000	California State DWR Power Supply Revenue Series C 7 (Water & Sewer Revenue)§	0.30	05/01/2022	17,115,000
8,640,000	California State DWR Power Supply Revenue Series C13 (Utilities Revenue, AGM Insured)§	0.30	05/01/2022	8,640,000
4,000,000	California State Floating Series C-2 (GO — State)§	0.29	05/01/2033	4,000,000
7,000,000	California State Series B Subseries B1 (GO — State, Bank of America Corporation LOC)§	0.27	05/01/2040	7,000,000
3,500,000	California Statewide CDA Oakmont Senior Living Series Y (Housing Revenue, FNMA Insured)§	0.29	08/01/2031	3,500,000
3,500,000	California Statewide CDA Pravillions Apartments Series M (Housing Revenue, FNMA Insured)§	0.29	08/15/2034	3,500,000
5,065,000	Camarillo CA Hacienda De Camarillo Project (Housing Revenue, FNMA Insured)§	0.28	10/15/2026	5,065,000
4,000,000	Contra Costa County CA Creekview Apartments Series B (Housing Revenue, FHLMC Insured)§	0.29	07/01/2036	4,000,000
9,990,000	Dexia Credit Local Certificates Trust SA (Miscellaneous Revenue, Dexia Credit Local LOC, FSA Insured)††§	0.32	08/01/2027	9,990,000

72 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$3,000,000	El Dorado CA Irrigation District & El Dorado Water Agency Series A (Water & Sewer Revenue)§	0.29%	03/01/2036	$3,000,000
6,500,000	Los Angeles CA Beverly Park Apartments Series A (Housing Revenue, FHLMC Insured)§	0.25	08/01/2018	6,500,000
500,000	Los Angeles CA Community RDA Academy Village Apartments (Housing Revenue, FHLMC Insured)§	0.26	10/01/2019	500,000
5,000,000	Metropolitan Water District of Southern California Series B (Water & Sewer Revenue)§	0.28	07/01/2027	5,000,000
5,000,000	Metropolitan Water District of Southern California Series B-2 (Water & Sewer Revenue)§	0.38	07/01/2035	5,000,000
12,000,000	Newport Beach CA Hoag Memorial Hospital Series D (Health Revenue, JPMorgan Chase & Company LOC)§	0.27	12/01/2040	12,000,000
21,000,000	Pasadena CA COP Series A (Lease Revenue, Bank of America Corporation LOC)§	0.30	02/01/2035	21,000,000
16,515,000	Riverside CA COP (Lease Revenue)§	0.30	03/01/2037	16,515,000
7,320,000	Riverside CA Series C (Utilities Revenue, Bank of America Corporation LOC)§	0.29	10/01/2035	7,320,000
4,000,000	Sacramento County CA Housing Authority Shadwood Apartments Project Issue A (Housing Revenue, FHLMC Insured)§	0.28	12/01/2022	4,000,000
3,500,000	San Diego CA HFA MFHR Stratton Apartments Project Series A (Housing Revenue, FNMA Insured)§	0.28	01/15/2033	3,500,000
3,500,000	San Diego CA Housing Authority MFHR Hillside Garden Apartments Series B (Housing Revenue, FNMA Insured)§	0.28	01/15/2035	3,500,000
5,000,000	San Francisco CA City & County Airport Commission Series 37-C (Airport Revenue, FSA Insured)§	0.32	05/01/2029	5,000,000
2,000,000	San Francisco CA City & County Finance Corporation CA Moscone Center (Lease Revenue, Bank of America Corporation LOC)§	0.29	04/01/2030	2,000,000
5,000,000	San Francisco CA City & County Redevelopment Agency 3RD Mission C RMKT (Housing Revenue, FNMA Insured)§	0.30	06/15/2034	5,000,000
5,000,000	San Francisco CA City & County Redevelopment Agency Community Facilities District # 4 (Tax Revenue, Bank of America Corporation LOC)§	0.28	08/01/2032	5,000,000
1,800,000	San Leandro CA Carlton Plaza Series A (Housing Revenue, FNMA Insured)§	0.29	09/15/2032	1,800,000
8,000,000	Simi Valley CA Series A (Housing Revenue, FHLMC Insured)§	0.26	07/01/2023	8,000,000
15,000,000	Southern California Public Power Authority Magnolia Power Project Series 2009-1-A (Utilities Revenue, KBC Bank NV LOC)§	0.28	07/01/2036	15,000,000
4,000,000	Tustin CA USD (Tax Revenue)§	0.29	09/01/2050	4,000,000
5,000,000	Whittier CA Whittier College (Education Revenue, Bank of America Corporation LOC)§	0.29	12/01/2038	5,000,000

				261,470,000

Colorado: 1.69%

Variable Rate Demand Notes: 1.69%
4,870,500	Colorado Housing & Finance Authority Class I Series B1 (Housing Revenue, GO of Authority Insured)§	0.33	10/01/2038	4,870,500
3,000,000	Colorado Housing & Finance Authority Class I Series B2 (Housing Revenue)§	0.34	05/01/2038	3,000,000
47,810,000	Colorado Housing & Finance Authority Taxable Multi-Family Project B II (Housing Revenue)§	0.27	05/01/2049	47,810,000
5,000,000	Colorado Housing & Finance Authority Series A2 (Housing Revenue)§	0.34	11/01/2026	5,000,000
5,200,000	Colorado Housing & Finance Authority Series A2 (Housing Revenue)§	0.34	11/01/2027	5,200,000
76,825,000	Denver CO City & County School District Taxable Series A (Lease Revenue, AGM Insured)§	0.45	12/15/2037	76,825,000
6,000,000	Denver CO City & County School District Taxable Series B (Lease Revenue, AGM Insured)§	0.40	12/15/2037	6,000,000

				148,705,500

Connecticut: 0.06%

Variable Rate Demand Note: 0.06%
5,000,000	City of New Britain CT Taxable Pension Series C (Tax Revenue, Bank of America Corporation LOC)§	0.36	02/01/2026	5,000,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 73
MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Delaware: 0.08%

Variable Rate Demand Notes: 0.08%
$4,000,000	Delaware Economic Development Agency Clean Power Project Series 1997-D (Resource Recovery Revenue)§	0.30%	08/01/2029	$4,000,000
3,000,000	Delaware State Economic Development Authority Series B (Resource Recovery Revenue)§	0.30	08/01/2029	3,000,000

				7,000,000

District of Columbia: 0.17%

Other Municipal Debt: 0.05%
4,000,000	District of Columbia Water & Sewer Authority (Miscellaneous Revenue)	0.30	03/29/2011	4,000,000

Variable Rate Demand Notes: 0.12%
1,950,000	District of Columbia Ballpark Series B2 (Miscellaneous Revenue, Bank of America Corporation LOC)§	0.34	02/01/2036	1,950,000
9,000,000	District of Columbia The American University Series A (Miscellaneous Revenue, PNC Bank NA LOC)§	0.26	04/01/2038	9,000,000

				10,950,000

Florida: 0.23%

Variable Rate Demand Note: 0.23%
14,000,000	Hillsborough County FL Capital Improvement Program (Miscellaneous Revenue, FHLMC Insured)	0.30	02/22/2011	14,000,000
6,115,000	Palm Beach County FL Pine Crest Preparatory (Education Revenue, Bank of America Corporation LOC)§	0.34	06/01/2032	6,115,000

				20,115,000

Georgia: 0.05%

Variable Rate Demand Note: 0.05%
4,000,000	Columbus GA Development Authority Taxable Independence Place PFOTER (Housing Revenue, ACA Insured)††§	0.46	10/01/2039	4,000,000

Illinois: 0.18%

Other Municipal Debt: 0.11%
10,000,000	Chicago IL Water System Revenue (Miscellaneous Revenue)	0.40	05/19/2011	10,000,000

Variable Rate Demand Notes: 0.07%
1,000,000	Chicago IL Midway Airport Series A-2 (Airport Revenue, JPMorgan Chase Bank LOC, FHLMC Insured)§	0.29	01/01/2025	1,000,000
2,000,000	Chicago IL Midway Airport Series C (Airport Revenue, Morgan Stanley Bank LOC)§	0.32	01/01/2035	2,000,000
1,000,000	Cook County IL GO Series D-2 (Miscellaneous Revenue)§	0.27	11/01/2030	1,000,000
2,000,000	Chicago IL Wastewater Transmission PFOTER (Water & Sewer Revenue, NATL-RE Insured)††§	0.43	01/01/2030	2,000,000

				6,000,000

Kentucky: 0.06%

Variable Rate Demand Note: 0.06%
5,200,000	Warren County Kentucky IDA (IDR, Bank of America Corporation LOC)††§	0.52	12/01/2018	5,200,000

Louisiana: 0.49%

Variable Rate Demand Notes: 0.49%
16,000,000	East Baton Rouge Parish LA IDR Series A (IDR)§	0.22	08/01/2035	16,000,000
16,000,000	East Baton Rouge Parish LA IDR Series B (Energy Revenue)§	0.22	12/01/2040	16,000,000

74 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$7,000,000	Parish of St. James LA Series A-1 (Energy Revenue)§	0.33%	11/01/2040	$7,000,000
4,000,000	Parish of St. James LA Series B-1 (Energy Revenue)§	0.30	11/01/2040	4,000,000

				43,000,000

Maryland: 0.11%

Variable Rate Demand Notes: 0.11%
3,000,000	Howard County MD Refunding MFHR (Housing Revenue, FNMA Insured)§	0.28	07/15/2033	3,000,000
3,000,000	Maryland CDA Department of Housing & Community Development Series 2007-J (Housing Revenue)§	0.33	09/01/2031	3,000,000
4,000,000	Maryland Community Department Administration Series 2006-G (Housing Revenue, AGM Insured)§	0.32	09/01/2040	4,000,000

				10,000,000

Massachusetts: 0.37%

Other Municipal Debt: 0.08%
7,000,000	Commonwealth of Massachusetts (Miscellaneous Revenue, FHLMC Insured)	0.30	02/07/2011	7,000,000

Variable Rate Demand Notes: 0.29%
3,000,000	Massachusetts State Department of Transportation Metro Highway Systems Contract Assistance Series A-4 (Transportation Revenue, GO of Commonwealth Insured)§	0.23	01/01/2039	3,000,000
4,000,000	Massachusetts State Department of Transportation Metro Highway Systems Contract Assistance Series A-5 (GO — State)§	0.23	01/01/2039	4,000,000
2,385,000	Massachusetts State Development Finance Agency Babson College B (Education Revenue, Citizens Bank LOC, NATL-RE Insured)§	0.27	10/01/2031	2,385,000
1,990,000	Massachusetts HEFA (Education Revenue, Bank of America Corporation LOC)§	0.32	10/01/2034	1,990,000
2,000,000	Massachusetts State Department of Transportation Series A6 (Transportation Revenue)§	0.29	01/01/2029	2,000,000
1,000,000	Massachusetts State HEFA Series N-3 (Health Revenue, JPMorgan Chase Bank LOC)§	0.27	10/01/2048	1,000,000
8,360,000	Massachusetts State HEFA Series N-4 (Health Revenue, JPMorgan Chase Bank LOC)§	0.23	10/01/2049	8,360,000
2,810,000	Massachusetts Water Resources Authority Series E (Water & Sewer Revenue)§	0.28	08/01/2037	2,810,000

				25,545,000

Michigan: 0.14%
Variable Rate Demand Notes: 0.14%
7,000,000	Michigan Higher Education Facilities (Education Revenue, JPMorgan Chase Bank LOC)§	0.28	09/01/2037	7,000,000
3,000,000	Michigan State Housing Development Authority (Housing Revenue, GO of Authority Insured)§	0.30	10/01/2037	3,000,000
2,000,000	Wayne County MI IDA (IDR, Bank of America Corporation LOC)§	0.42	05/01/2020	2,000,000

				12,000,000

Minnesota: 0.05%

Variable Rate Demand Note: 0.05%
4,100,000	Ramsey County MN Housing & Redevelopment MFHR Gateway Apartments LP Series A (Housing Revenue, LaSalle Bank NA LOC)§	0.35	10/01/2038	4,100,000

Mississippi: 0.38%

Variable Rate Demand Notes: 0.38%
7,000,000	Mississippi Business Finance Corporation Chevron USA Incorporated Project Series A (Energy Revenue)§	0.25	12/01/2030	7,000,000
26,385,000	Mississippi State Taxable Nissan Project A (Tax Revenue)§	0.25	11/01/2028	26,383,923

				33,383,923

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 75
MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Missouri: 0.12%

Variable Rate Demand Notes: 0.12%
$3,000,000	Kansas City MO IDA Revenue Ewing Marion Kauffman Foundation (Miscellaneous Revenue)§	0.30%	04/01/2027	$3,000,000
8,000,000	Missouri Development Finance Board Nelson Gallery Foundation (Miscellaneous Revenue)§	0.27	12/01/2037	8,000,000

				11,000,000

Nebraska: 0.06%

Variable Rate Demand Notes: 0.06%
4,960,000	Central Plains NE Nebraska Gas Project #2 Series 2009 (Utilities Revenue)§	0.29	08/01/2039	4,960,000

Nevada: 0.20%

Variable Rate Demand Notes: 0.20%
6,000,000	Clark County NV Industrial Development (Energy Revenue, JPMorgan Chase & Company LOC)§	0.42	03/01/2038	6,000,000
8,000,000	Las Vegas NV Economic Development Andre Agassi Foundation Project (Education Revenue, Bank of America Corporation LOC)††§	0.26	10/01/2035	8,000,000
4,000,000	Las Vegas NV Economic Development Keep Memory Alive Project (Miscellaneous Revenue, PNC Bank NA LOC)§	0.28	05/01/2037	4,000,000

				18,000,000

New Hampshire: 0.08%

Variable Rate Demand Notes: 0.08%
3,000,000	New Hampshire HEFA Dartmouth Hitchcock Obligation Series A (Hospital Revenue, AGM Insured)§	0.34	08/01/2031	3,000,000
4,000,000	New Hampshire HEFA Saint Anselm College (Education Revenue, RBS Citizens NA LOC)§	0.26	06/01/2038	4,000,000

				7,000,000

New Jersey: 0.68%

Variable Rate Demand Notes: 0.68%
5,000,000	New Jersey Economic Development Authority (Energy Revenue, JPMorgan Chase & Company LOC)§	0.27	06/01/2026	5,000,000
6,000,000	New Jersey Economic Development Authority (Energy Revenue, JPMorgan Chase & Company LOC, GO of Authority Insured)§	0.27	06/01/2032	6,000,000
1,000,000	New Jersey Health Care Facilities (Hospital Revenue, Bank of America Corporation LOC)§	0.31	07/01/2041	1,000,000
2,000,000	New Jersey State Housing & Mortgage Finance Agency (Housing Revenue, Bank of America Corporation LOC)§	0.31	05/01/2048	2,000,000
9,460,000	New Jersey State Housing & Mortgage Finance Agency Taxable Series 4 (Housing Revenue, Dexia Credit Local LOC)§	0.47	11/01/2037	9,460,000
13,000,000	New Jersey State Turnpike Authority Series C (Miscellaneous Revenue, JPMorgan Chase & Company LOC)§	0.26	06/15/2032	13,000,000
10,000,000	New Jersey State Turnpike Authority Series D (Transportation Revenue, Societe Generale LOC, NATL-RE FGIC Insured)§	0.30	01/01/2018	10,000,000
13,200,000	Salem County NJ PCFA Atlantic City Electric (Utilities Revenue, JPMorgan Chase & Company LOC)§	0.29	04/15/2014	13,200,000

				59,660,000

76 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
New York: 1.29%

Other Municipal Debt: 0.08%
$3,000,000	New York Metropolitan Transportation Authority (Transportation Revenue)	0.31%	02/01/2011	$3,000,000
4,000,000	New York Metropolitan Transportation Authority (Transportation Revenue)	0.29	04/05/2011	4,000,000

				7,000,000

Variable Rate Demand Notes: 1.21%
5,000,000	Abraham Joshua Hesehal School (Miscellaneous Revenue, TD Bank NA LOC)§	0.27	01/01/2040	5,000,000
2,000,000	City of New York NY Subseries B (GO — Local, TD Bank NA LOC)§	0.25	09/01/2027	2,000,000
12,000,000	City of New York NY Subseries C-4 (GO — Local, Bank of Tokyo-Mitsubishi UFJ LOC)§	0.25	08/01/2020	12,000,000
1,000,000	Forest City NY Resident MGM PFOTER (Miscellaneous Revenue)††§	0.46	07/26/2012	1,000,000
15,000,000	Hampton Roads PPV LLC PFOTER (Miscellaneous Revenue)††§	0.46	06/15/2053	15,000,000
4,000,000	New York City Housing Development Corporation Multi-Family Rent Housing Balton Series A (Housing Revenue, Bank of America Corporation LOC, FHLMC Insured)§	0.27	09/01/2049	4,000,000
3,000,000	New York City Housing Development Corporation Series H-2-A (Housing Revenue)§	0.30	05/01/2013	3,000,000
12,000,000	New York City Municipal Water Finance Authority (Water & Sewer Revenue, GO of Authority Insured)§	0.24	06/15/2038	12,000,000
13,300,000	New York City Transitional Financing Authority Class A (Miscellaneous Revenue, FSA-CR, FGIC & State Aid Withholding Insured)††§	0.30	07/15/2036	13,300,000
2,000,000	New York HFA Victory Housing Project Series 2000-A (Miscellaneous Revenue, FHLMC Insured)§	0.26	11/01/2033	2,000,000
1,000,000	New York Homeowner Mortgage Agency Series 147 (Housing Revenue, AGM Insured)§	0.32	04/01/2037	1,000,000
6,000,000	New York Metropolitan Transportation Authority ROCS RR 11 R-11645 (Transportation Revenue, FSA Insured)††§	0.31	11/15/2025	6,000,000
1,600,000	New York NY City Housing Development Corporation (Housing Revenue, JPMorgan Chase Bank LOC)§	0.28	01/01/2016	1,600,000
5,000,000	New York NY Series J4 (GO — Local)§	0.28	08/01/2025	5,000,000
3,000,000	New York State Housing Finance Agency Series A (Housing Revenue, FHLMC Insured)§	0.25	11/01/2037	3,000,000
10,600,000	New York State Housing Finance Agency Taxable 600 West 42nd-B (Housing Revenue, Bank of New York LOC)§	0.38	11/01/2041	10,600,000
10,400,000	New York State Housing Finance Agency Victory Housing Series 2004-A (Housing Revenue, (FHLMC Insured)§	0.26	11/01/2033	10,400,000
				106,900,000

North Dakota: 0.02%

Variable Rate Demand Note: 0.02%
1,800,000	North Dakota State HFA Series B (Housing Revenue, GO of Agency Insured)§	0.27	07/01/2038	1,800,000

Ohio: 0.48%

Variable Rate Demand Notes: 0.48%
21,255,000	Cleveland-Cuyahoga County OH Port Authority (Health Revenue, JPMorgan Chase & Company LOC)§	0.27	01/01/2037	21,255,000
5,000,000	County of Lake OH Hospital Facilities (Health Revenue, JPMorgan Chase & Company LOC, AGM Insured)§	0.29	08/15/2041	5,000,000
7,304,000	Ohio State HFA Residential Management Taxable Series I (Housing Revenue, GNMA & FNMA Insured)§	0.27	09/01/2039	7,304,000
4,000,000	Ohio State Higher Educational Facility (Health Revenue, JPMorgan Chase & Company LOC)§	0.29	01/15/2035	4,000,000
4,755,000	Parma OH Community General Hospital Series A (Health Revenue, JPMorgan Chase Bank LOC)§	0.26	11/01/2029	4,755,000
				42,314,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 77
MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Oklahoma: 0.04%
Variable Rate Demand Note: 0.04%
$3,700,000	Oklahoma Turnpike Authority (Transportation Revenue)§	0.26%	01/01/2028	$3,700,000

Oregon: 0.03%

Variable Rate Demand Note: 0.03%
3,000,000	Oregon Housing & Community Services Department Series E (Housing Revenue)§	0.30	07/01/2038	3,000,000

Pennsylvania: 0.90%

Variable Rate Demand Notes: 0.90%
4,000,000	Beaver County PA IDA FirstEnergy Nuclear Series B (IDR, Citibank NA LOC)§	0.26	12/01/2035	4,000,000
14,000,000	Doylestown PA Hospital Authority Series B (Health Revenue, PNC Bank NA LOC)§	0.26	07/01/2037	14,000,000
13,000,000	JPMorgan Chase PUTTER/DRIVER Trust (Education Revenue)††§	0.29	06/30/2011	13,000,000
43,000,000	JPMorgan Chase PUTTER/DRIVER Trust Series 3826 (Miscellaneous Revenue)††§	0.28	06/30/2011	43,000,000
5,520,000	Philadelphia PA Authority for Industrial Development (IDR, PNC Bank NA LOC)§	0.24	03/01/2027	5,520,000

				79,520,000

Rhode Island: 0.05%

Variable Rate Demand Note: 0.05%
4,000,000	Rhode Island HEFA (Education Revenue, NATL-RE FGIC Insured)§	0.23	05/01/2035	4,000,000

South Dakota: 0.02%

Variable Rate Demand Note: 0.02%
2,000,000	South Dakota Housing Development Authority (Housing Revenue)§	0.27	05/01/2037	2,000,000

Tennessee: 0.26%

Variable Rate Demand Notes: 0.26%
1,000,000	Metropolitan Government Nashville & Davidson County TN Stewarts Ferry Apartments (IDR, FHLMC Insured)§	0.34	01/01/2034	1,000,000
2,000,000	Metropolitan Government Nashville & Davidson County TN Weatherly Ridge Apartments (Housing Revenue, U.S. Bank NA LOC)§	0.32	12/01/2041	2,000,000
7,000,000	Montgomery County TN Public Building Authority Pooled Financing Revenue Tennessee County Loan Pool (Miscellaneous Revenue, Bank of America Corporation LOC)§	0.30	07/01/2034	7,000,000
3,585,000	Montgomery County TN Tennessee County Loan Pool (Miscellaneous Revenue, Bank of America Corporation LOC, NATL-RE Insured)§	0.30	02/01/2036	3,585,000
9,065,000	Tennessee Municipal Energy Acquisition Corporation (Utilities Revenue)††§	0.34	12/01/2016	9,065,000

				22,650,000

Texas: 1.34%

Variable Rate Demand Notes: 1.34%
3,000,000	Austin TX Airport System Series A (Airport Revenue, State Street Bank & Trust Company LOC, FHLMC Insured)§	0.28	11/15/2017	3,000,000
10,050,000	Bexar County TX Health Facilities (Health Revenue, JPMorgan Chase & Company LOC)§	0.31	12/01/2032	10,050,000
5,000,000	Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series A (Health Revenue, JPMorgan Chase & Company LOC, AGM Insured)§	0.27	06/01/2038	5,000,000
7,000,000	Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series D1 (Hospital Revenue, JPMorgan Chase & Company LOC)§	0.29	06/01/2029	7,000,000
5,000,000	Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series D2 (Miscellaneous Revenue, JPMorgan Chase & Company LOC, GO of Authority Insured)§	0.29	06/01/2029	5,000,000
1,000,000	Harris County TX Health Facilities Development Corporation (Health Revenue, AGM Insured)§	0.34	06/01/2027	1,000,000

78 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$4,300,000	Harris County TX Industrial Development Corporation Solid Waste Disposal Deer Park Refining Project Series A (Resource Recovery Revenue)§	0.26%	03/01/2023	$4,300,000
6,000,000	Houston Texas Utilities System (Water & Sewer Revenue, State Street Bank & Trust Company LOC)§	0.24	05/15/2034	6,000,000
47,000,000	Texas State Tax & Revenue Anticipate Notes PUTTER (Miscellaneous Revenue)††§	0.27	08/31/2011	47,000,000
10,000,000	Midlothian TX Industrial Development Corporation (IDR, UBS AG LOC)§	0.24	08/01/2034	10,000,000
2,000,000	Mission TX Economic Development Corporation (Miscellaneous Revenue, Bank of America NA LOC)§	0.34	04/01/2022	2,000,000
6,000,000	North Texas Higher Education Authority (Education Revenue, Bank of America Corporation LOC, Guaranteed Student Loans Insured)§	0.36	12/01/2035	6,000,000
4,000,000	Port Arthur TX Naval District Environmental Facilities Motiva Enterprises Project Series A (Energy Revenue)§	0.28	11/01/2040	4,000,000
4,480,000	Texas State Taxable Product Development Program Series A (Miscellaneous Revenue)§	0.28	06/01/2045	4,480,000
3,500,000	Tyler TX Health Facilities Development Corporation Mother Frances Hospital Series B (Hospital Revenue, Bank of America Corporation LOC)§	0.35	07/01/2020	3,500,000

				118,330,000

Utah: 0.02%

Variable Rate Demand Note: 0.02%
2,000,000	Utah Transportation Sales Tax Subseries B (Tax Revenue, BNP Paribas LOC)§	0.24	06/15/2036	2,000,000

Vermont: 0.16%

Variable Rate Demand Note: 0.16%
14,000,000	Vermont State Student Assistance Corporation (Education Revenue, Lloyds TSB Bank plc LOC, NATL-RE FGIC Insured)§	0.29	12/15/2040	14,000,000

Virginia: 0.01%

Variable Rate Demand Note: 0.01%
1,000,000	Harrisonburg VA Redevelopment & Housing Authority (Housing Revenue, Bank of America Corporation LOC)§	0.32	05/01/2026	1,000,000

Washington: 0.09%

Variable Rate Demand Notes: 0.09%
2,894,000	King County WA Housing Authority Series A (Housing Revenue, FHLMC Insured)§	0.33	07/01/2035	2,894,000
4,650,000	Washington Housing Finance Commission Whisperwood Apartments Project Series A (Housing Revenue, FNMA Insured)§	0.32	05/15/2035	4,650,000

				7,544,000

Wisconsin: 0.08%

Variable Rate Demand Notes: 0.08%
2,000,000	Wisconsin Housing & Economic Development Authority (Housing Revenue, FNMA LOC, GO of Authority Insured)§	0.36	09/01/2035	2,000,000
5,000,000	Wisconsin State HEFA (Health Revenue, U.S. Bank NA LOC)§	0.26	04/01/2035	5,000,000

				7,000,000

Wyoming: 0.12%

Variable Rate Demand Notes: 0.12%
11,000,000	Sweetwater County WY Pacific Corporation Project Series A (Utilities Revenue, Barclays Bank plc LOC)§	0.25	07/01/2015	11,000,000

Total Municipal Bonds and Notes (Cost $1,231,847,423)				1,231,847,423

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 79
MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Other Notes: 8.59%

Corporate Bonds and Notes: 5.42%
$2,858,000	ACTS Retirement Life Communities Incorporated±§	0.25%	11/15/2029	$2,858,000
45,000,000	American Express Bank FSB±	1.24	12/09/2011	45,386,641
45,000,000	Bank of America Corporation±	1.02	12/02/2011	45,298,783
100,000,000	Bank of America Corporation±	1.12	12/02/2011	100,731,019
4,380,000	Baptist Hospital Incorporated±§	0.35	02/01/2040	4,380,000
7,000,000	Bear Stearns & Companies Incorporated±	0.50	08/15/2011	7,005,664
42,375,000	Berkshire Hathaway Incorporated±	0.27	02/10/2011	42,375,059
1,000,000	Citigroup Funding Incorporated±	0.26	11/15/2011	999,492
5,000,000	Countrywide Home Loans Incorporated	4.00	03/22/2011	5,023,687
5,000,000	European Investment Bank	3.25	02/15/2011	5,005,500
10,359,000	GBG LLC††§	0.32	09/01/2027	10,359,000
35,000,000	General Electric Capital Corporation±	1.23	12/09/2011	35,295,733
18,000,000	General Electric Capital Corporation±§	0.50	03/12/2012	18,049,202
2,355,000	Independence Place Fort Campbell Patriots LLC±§	0.44	01/01/2040	2,355,000
20,000,000	ING Bank NV±††	0.81	02/02/2012	20,000,000
3,000,000	JPMorgan Chase & Company±	0.39	05/16/2011	3,000,691
50,000,000	JPMorgan Chase & Company±	1.02	12/02/2011	50,331,679
6,000,000	JPMorgan Chase & Company±§	0.53	06/15/2012	6,022,563
15,430,000	LTF Real Estate LLC††±§	0.35	06/01/2033	15,430,000
2,000,000	Morgan Stanley±	1.15	12/01/2011	2,015,104
34,000,000	PNC Funding Corporation±	0.58	06/22/2011	34,043,637
1,900,000	Seariver Maritime Incorporated±(i)	0.45	10/01/2011	1,900,000
11,000,000	State Street Bank & Trust Company±	0.50	09/15/2011	11,017,442
2,000,000	US Central Federal Credit Union±	0.30	10/19/2011	2,000,473
7,000,000	Westpac Banking Corporation±††	0.44	04/19/2011	7,001,644

				477,886,013

Secured Master Note Agreements: 2.55%
158,500,000	Bank of America Securities LLC±§	0.35	09/09/2034	158,500,000
66,000,000	Lloyds TSB Bank plc±§	0.29	11/01/2011	66,000,000

				224,500,000

Yankee Corporate Bonds and Notes: 0.62%
5,000,000	Eksportfinans ASA±	0.33	09/22/2011	5,000,000
50,000,000	Svenska Handlesbanken AB±††	0.45	07/01/2011	49,997,969

				54,997,969

Total Other Notes (Cost $757,383,982)				757,383,982

Repurchase Agreements(z): 9.12%
53,000,000	Bank of America NA, dated 01/31/2011, maturity value $53,000,324 (1)	0.22	02/01/2011	53,000,000
32,000,000	Barclays Capital Incorporated, dated 01/31/2011, maturity value $32,000,187 (2)	0.21	02/01/2011	32,000,000
54,000,000	Barclays Capital Incorporated, dated 01/31/2011, maturity value $54,000,330 (3)	0.22	02/01/2011	54,000,000
53,000,000	BNP Paribas Securities, dated 01/31/2011, maturity value $53,000,324 (4)	0.22	02/01/2011	53,000,000
66,000,000	Citibank NA, dated 01/31/2011, maturity value $66,000,440 (5)	0.24	02/01/2011	66,000,000
36,000,000	Credit Suisse First Boston Corporation, dated 01/31/2011, maturity value $36,000,220 (6)	0.22	02/01/2011	36,000,000
63,000,000	Deutsche Bank Securities, dated 01/31/2011, maturity value $63,000,455 (7)	0.26	02/01/2011	63,000,000
109,000,000	Deutsche Bank Securities, dated 01/31/2011, maturity value $109,000,666 (8)	0.22	02/01/2011	109,000,000
20,000,000	Goldman Sachs & Company, dated 01/31/2011, maturity value $20,000,856 (9)	0.22	02/07/2011	20,000,000
56,000,000	JPMorgan Securities, dated 01/31/2011, maturity value $56,000,436 (10)	0.28	02/01/2011	56,000,000
22,000,000	Merrill Pierce Fenner & Smith Incorporated, dated 01/31/2011, maturity value $22,000,159 (11)	0.26	02/01/2011	22,000,000
73,000,000	RBS Securities Incorporated, dated 01/31/2011, maturity value $73,000,426 (12)	0.21	02/01/2011	73,000,000

80 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
MONEY MARKET FUND

Principal	Security Name		Interest Rate	Maturity Date	Value
Repurchase Agreements(z) (continued)
$49,000,000	RBS Securities Incorporated, dated 01/31/2011, maturity value $49,000,313 (13)		0.23%	02/01/2011	$49,000,000
36,000,000	Societe Generale, dated 01/31/2011, maturity value $36,000,210 (14)		0.21	02/01/2011	36,000,000
81,883,378	Societe Generale, dated 01/31/2011, maturity value $81,883,878 (15)		0.22	02/01/2011	81,883,378

Total Repurchase Agreements (Cost $803,883,378)					803,883,378

Treasury Debt: 3.15%
64,000,000	US Treasury Bill^		0.14	02/10/2011	63,997,520
64,000,000	US Treasury Bill^		0.16	02/17/2011	63,995,306
64,000,000	US Treasury Bill^		0.16	02/24/2011	63,993,151
86,000,000	US Treasury Bill^		0.18	05/19/2011	85,953,351

Total Treasury Debt (Cost $277,939,328)					277,939,328

Total Investments in Securities (Cost $8,924,069,941)*		101.24%			8,924,069,941

Other Assets and Liabilities, Net		(1.24)			(109,052,362)

Total Net Assets		100.00%			$8,815,017,579

±	Variable rate investments.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

^	Zero coupon security. Rate represents yield to maturity.

(i)	Illiquid security for which the designation as illiquid is unaudited.

§	These securities are subject to a demand feature which reduces the effective maturity.

(z)	Collateralized by:

(1)	U.S. government securities, 5.00% to 5.50%, 12/1/2036 to 3/1/2040, market value including accrued interest is $54,590,000.

(2)	U.S. government security, 2.00%, 1/31/2016, market value including accrued interest is $32,640,000.

(3)	U.S. government securities, 0.00% to 4.125%, 2/18/2011 to 7/15/2029, market value including accrued interest is $55,080,035.

(4)	U.S. government securities, 2.12% to 6.50%, 6/1/2023 to 1/20/2041, market value including accrued interest is $54,590,000.

(5)	U.S. government securities, 3.00% to 12.50%, 2/1/2011 to 11/1/2049, market value including accrued interest is $67,980,000.

(6)	U.S. government securities, 0.875% to 4.875%, 5/31/2011 to 5/15/2038, market value including accrued interest is $36,720,127.

(7)	Commercial papers, 0.00%, 2/1/2011 to 5/2/2011, market value is $64,260,000.

(8)	U.S. government securities, 0.00% to 9.50%, 3/1/2011 to 2/1/2048, market value including accrued interest is $112,193,511.

(9)	U.S. government securities, 0.00% to 7.50%, 4/1/2025 to 1/1/2041, market value including accrued interest is $20,600,000.

(10)	Commercial papers, 0.00%, 2/1/2011 to 9/12/2011, market value is $57,120,182.

(11)	U.S. government securities, 0.50% to 3.875%, 4/15/2011 to 4/15/2029, market value including accrued interest is $22,440,001.

(12)	U.S. government securities, 0.625% to 3.875%, 4/15/2011 to 2/15/2040, market value including accrued interest is $74,460,042.

(13)	U.S. government securities, 3.00% to 8.00%, 12/1/2012 to 2/1/2041, market value including accrued interest is $50,470,230.

(14)	U.S. government securities, 0.00% to 4.25%, 4/14/2011 to 11/15/2040, market value including accrued interest is $36,720,003.

(15)	U.S. government securities, 2.61% to 5.50%, 2/1/2023 to 12/1/2040, market value including accrued interest is $84,339,880.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 81
PRIME INVESTMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Government Agency Debt: 0.52%
$30,000,000	FHLMC±	0.18%	02/02/2012	$29,975,786

Total Government Agency Debt: (Cost $29,975,786)				29,975,786

Certificates of Deposit: 21.88%
94,000,000	Abbey National Treasury Services±	0.29	02/14/2011	94,000,000
54,000,000	Banco Bilbao Vizcaya Argentaria (London)	0.25	02/01/2011	54,000,000
27,000,000	Banco Del Estado De Chile	0.30	02/01/2011	27,000,000
15,000,000	Bank of Montreal	0.25	02/18/2011	15,000,000
14,000,000	Bank of Nova Scotia	0.29	03/08/2011	14,000,000
35,000,000	Bank of Nova Scotia	0.29	03/09/2011	35,000,000
22,000,000	Barclays Bank plc (New York)±	0.58	07/22/2011	22,000,000
10,000,000	Barclays Bank plc (New York)±	0.72	01/17/2012	10,000,000
21,500,000	Barclays Bank plc (New York)±	0.76	10/24/2011	21,500,000
40,000,000	Barclays Bank plc (New York)±	0.81	08/12/2011	40,000,000
35,000,000	Commerzbank (London)	0.22	02/02/2011	35,000,000
30,000,000	Cooperatieve Centrale Raiffeis	0.30	03/07/2011	30,000,000
45,000,000	Credit Agricole	0.24	02/07/2011	45,000,000
28,000,000	Danske Bank AS (Copenhagen)	0.25	02/01/2011	28,000,000
105,000,000	Deutsche Bank AG (New York)	0.30	03/09/2011	105,000,000
60,000,000	Dexia Credit Local SA	0.35	02/02/2011	60,000,000
5,000,000	DG Bank AG	0.35	02/02/2011	5,000,000
28,000,000	DG Bank AG	0.40	02/16/2011	28,000,000
40,000,000	DG Bank AG	0.40	03/21/2011	40,000,000
13,000,000	HSBC Bank plc	0.25	02/01/2011	13,000,000
25,000,000	ING Bank NV (Amsterdam)	0.22	02/03/2011	25,000,000
59,000,000	KBC Bank of Belgium (Brussels)	0.22	02/01/2011	59,000,000
10,000,000	National Bank of Canada±	0.40	09/21/2011	10,000,000
55,000,000	National Bank of Canada±	0.43	10/07/2011	55,000,000
5,000,000	Natixis Corporation±	0.25	02/03/2011	5,000,000
56,000,000	Natixis Corporation±	0.50	03/07/2011	56,000,000
33,000,000	Natixis Corporation±	0.59	02/04/2011	33,000,000
28,000,000	Rabobank Nederland NV±	0.34	10/21/2011	28,000,000
34,000,000	Rabobank Nederland NV±	0.34	12/06/2011	34,000,000
47,000,000	Royal Bank of Canada	0.20	02/01/2011	47,000,000
58,000,000	Royal Bank of Scotland plc±	0.75	04/26/2011	58,000,000
9,000,000	Societe Generale (New York)±	0.37	01/27/2012	9,000,000
50,000,000	Societe Generale (New York)±	0.54	08/12/2011	50,000,000
37,000,000	Societe Generale (New York)±	1.49	05/05/2011	37,000,000
41,000,000	TD Bank Financial Group±	0.26	02/04/2011	41,000,011

Total Certificates of Deposit (Cost $1,268,500,011)				1,268,500,011

Commercial Paper: 40.39%

Asset-Backed Commercial Paper: 39.89%
15,000,000	Alpine Securitization^††	0.24	02/18/2011	14,998,229
3,000,000	Amsterdam Funding Corporation^††	0.30	04/04/2011	2,998,450
3,000,000	Amsterdam Funding Corporation^††	0.30	04/08/2011	2,998,350
9,000,000	Antalis US Funding Corporation^††	0.21	02/04/2011	8,999,790
14,000,000	Antalis US Funding Corporation^††	0.28	02/08/2011	13,999,129
27,000,000	ANZ National±††	0.40	09/13/2011	27,000,000
5,000,000	Arabella Finance LLC^††	0.53	02/25/2011	4,998,167
8,000,000	Argento Funding Companies Limited^††	0.21	02/03/2011	7,999,858
1,000,000	Argento Funding Companies Limited^††	0.31	03/03/2011	999,733
23,000,000	ASB Finance Limited±††	0.34	02/01/2011	23,000,000
20,000,000	ASB Finance Limited±††	0.40	09/02/2011	20,000,000

82 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
PRIME INVESTMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Asset-Backed Commercial Paper (continued)
$18,000,000	ASB Finance Limited±††	0.42%	12/02/2011	$18,000,000
18,000,000	ASB Finance Limited±††	0.42	12/05/2011	18,000,000
14,000,000	ASB Finance Limited±††	0.43	04/18/2011	14,000,289
18,000,000	Aspen Funding Corporation^††	0.29	02/28/2011	17,995,950
19,000,000	Aspen Funding Corporation^††	0.29	03/16/2011	18,993,192
3,000,000	Aspen Funding Corporation^††	0.31	04/05/2011	2,998,373
14,000,000	Atlantic Asset Securitization Corporation^††	0.29	03/01/2011	13,996,733
20,000,000	Atlantic Asset Securitization Corporation^††	0.29	03/03/2011	19,995,000
18,000,000	Atlantic Asset Securitization Corporation^††	0.29	03/04/2011	17,995,350
10,000,000	Barton Capital Corporation^††	0.00	02/01/2011	10,000,000
9,000,000	Barton Capital Corporation^††	0.14	02/02/2011	8,999,930
8,000,000	Beethoven Funding Corporation^††	0.21	02/02/2011	7,999,907
20,000,000	BGL BNP Paribas SA^	0.35	03/04/2011	19,993,800
25,000,000	BNP Paribas Finance Incorporated^	0.32	03/03/2011	24,993,125
2,000,000	BNZ International Funding Limited^††	0.31	03/03/2011	1,999,467
5,000,000	BNZ International Funding Limited^††	0.32	04/06/2011	4,997,156
21,000,000	BNZ International Funding Limited±††	0.40	09/01/2011	21,000,503
3,000,000	BNZ International Funding Limited±††	0.41	10/07/2011	2,999,993
11,000,000	BNZ International Funding Limited±††	0.42	10/12/2011	11,000,383
33,000,000	BPCE SA^††	0.38	03/15/2011	32,984,985
41,000,000	Bryant Park Funding LLC^††	0.23	02/10/2011	40,997,438
31,000,000	CAFCO LLC^††	0.29	03/16/2011	30,988,892
10,000,000	CAFCO LLC^††	0.30	04/13/2011	9,994,083
25,000,000	Cancara Asset Securitisation LLC^††	0.28	02/15/2011	24,997,083
30,000,000	Cancara Asset Securitisation LLC^††	0.29	03/02/2011	29,992,750
3,000,000	Cancara Asset Securitisation LLC^††	0.29	03/03/2011	2,999,250
20,000,000	Cancara Asset Securitisation LLC^††	0.29	03/10/2011	19,993,833
25,000,000	Cancara Asset Securitisation LLC^††	0.31	04/13/2011	24,984,715
3,000,000	Chariot Funding LLC^††	0.24	02/18/2011	2,999,646
7,000,000	Charta LLC^††	0.00	02/01/2011	7,000,000
41,000,000	Charta LLC^††	0.27	02/15/2011	40,995,376
8,000,000	Charta LLC^††	0.27	02/18/2011	7,998,904
9,000,000	Charta LLC^††	0.27	03/08/2011	8,997,550
6,000,000	Charta LLC^††	0.29	03/04/2011	5,998,450
14,000,000	Ciesco LLC^††	0.27	02/15/2011	13,998,421
5,000,000	Compass Securities LLC^††	0.20	02/02/2011	4,999,944
12,000,000	Concord Minutemen Capital Company^††	0.36	02/09/2011	11,998,933
6,000,000	Concord Minutemen Capital Company^††	0.36	02/11/2011	5,999,333
7,000,000	Concord Minutemen Capital Company^††	0.38	02/22/2011	6,998,367
5,000,000	Concord Minutemen Capital Company^††	0.38	02/24/2011	4,998,722
3,000,000	CRC Funding LLC^††	0.28	03/23/2011	2,998,792
6,000,000	CRC Funding LLC^††	0.30	04/04/2011	5,996,900
4,000,000	Crown Point Capital Company^††	0.00	02/01/2011	4,000,000
9,000,000	Crown Point Capital Company^††	0.27	02/03/2011	8,999,800
7,000,000	Crown Point Capital Company^††	0.36	02/10/2011	6,999,300
15,000,000	Crown Point Capital Company^††	0.38	02/16/2011	14,997,500
7,000,000	Crown Point Capital Company^††	0.38	02/23/2011	6,998,289
3,000,000	Crown Point Capital Company^††	0.38	02/24/2011	2,999,233
37,000,000	Danske Corporation^††	0.29	02/11/2011	36,996,711
5,000,000	Ebbets Funding LLC^††	0.44	02/08/2011	4,999,514
8,000,000	Ebbets Funding LLC^††	0.46	02/11/2011	7,998,889
8,000,000	Ebbets Funding LLC^††	0.48	02/22/2011	7,997,667
5,000,000	Falcon Asset Securitization Corporation LLC^††	0.23	02/14/2011	4,999,549
15,000,000	Falcon Asset Securitization Corporation LLC^††	0.23	02/15/2011	14,998,542
15,000,000	Falcon Asset Securitization Corporation LLC^††	0.24	02/18/2011	14,998,229
19,000,000	Gemini Securitization Corporation LLC^††	0.27	03/09/2011	18,994,680

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 83
PRIME INVESTMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Asset-Backed Commercial Paper (continued)
$2,000,000	Gemini Securitization Corporation LLC^††	0.29%	03/02/2011	$1,999,517
3,000,000	Gemini Securitization Corporation LLC^††	0.30	04/06/2011	2,998,400
4,000,000	Govco LLC^††	0.29	03/01/2011	3,999,067
1,000,000	Govco LLC^††	0.29	03/24/2011	999,589
13,000,000	Govco LLC^††	0.30	04/11/2011	12,992,525
20,000,000	Grampian Funding LLC^††	0.16	02/02/2011	19,999,822
15,000,000	Grampian Funding LLC^††	0.21	02/03/2011	14,999,733
11,000,000	Grampian Funding LLC^††	0.28	02/08/2011	10,999,316
30,000,000	Grampian Funding LLC^††	0.30	02/16/2011	29,996,000
30,000,000	Grampian Funding LLC^††	0.31	03/14/2011	29,989,067
24,000,000	Grampian Funding LLC^††	0.36	03/11/2011	23,990,627
42,000,000	ICICI Bank Limited^	0.46	03/14/2011	41,977,518
22,000,000	ING US Funding LLC^	0.28	02/16/2011	21,997,250
13,000,000	Jupiter Securitization Corporation LLC^††	0.23	02/14/2011	12,998,826
13,000,000	Jupiter Securitization Corporation LLC^††	0.23	02/15/2011	12,998,736
10,000,000	Kells Funding LLC^††	0.29	03/18/2011	9,996,250
10,000,000	Kells Funding LLC^††	0.32	04/01/2011	9,994,756
31,000,000	Kells Funding LLC^††	0.33	04/20/2011	30,977,835
40,000,000	Kells Funding LLC±††	0.40	11/29/2011	40,000,000
3,000,000	KFW International Finance^††	0.28	04/06/2011	2,998,507
2,000,000	Legacy Capital Company^††	0.36	02/09/2011	1,999,822
10,000,000	Lexington Parker Capital^††	0.00	02/01/2011	10,000,000
15,000,000	Lexington Parker Capital^††	0.20	02/02/2011	14,999,833
7,000,000	Lexington Parker Capital^††	0.36	02/10/2011	6,999,300
4,000,000	Lexington Parker Capital^††	0.38	02/18/2011	3,999,244
9,000,000	Lexington Parker Capital^††	0.38	02/23/2011	8,997,800
34,000,000	Liberty Funding LLC^††	0.29	03/04/2011	33,991,217
9,000,000	LMA Americas LLC^††	0.24	02/08/2011	8,999,528
2,000,000	LMA Americas LLC^††	0.26	02/17/2011	1,999,751
20,300,000	LMA Americas LLC^††	0.30	02/28/2011	20,295,280
5,000,000	Louis Dreyfus Corporation^	0.26	02/09/2011	4,999,678
17,000,000	Matchpoint Master Trust^††	0.24	02/11/2011	16,998,772
39,106,000	Matchpoint Master Trust^††	0.28	02/14/2011	39,101,764
5,904,000	MetLife Short Term Funding LLC^††	0.24	02/07/2011	5,903,724
29,000,000	Mizuho Funding LLC^††	0.00	02/01/2011	29,000,000
10,000,000	Mont Blanc Capital Corporation^††	0.28	02/14/2011	9,998,917
10,000,000	Mont Blanc Capital Corporation^††	0.28	02/16/2011	9,998,750
65,000,000	Nationwide Building Society^††	0.34	03/02/2011	64,981,674
27,000,000	Nationwide Building Society^††	0.34	03/21/2011	26,987,400
3,000,000	Newport Funding Corporation^††	0.31	04/05/2011	2,998,373
5,000,000	Nieuw Amsterdam Receivables Corporation^††	0.29	03/01/2011	4,998,833
8,000,000	Nieuw Amsterdam Receivables Corporation^††	0.30	04/13/2011	7,995,267
15,000,000	Nieuw Amsterdam Receivables Corporation^††	0.30	04/19/2011	14,990,375
14,000,000	Reckitt Benckiser Group plc^††	0.30	04/21/2011	13,990,783
36,000,000	Regency Markets #1 LLC^††	0.19	02/04/2011	35,999,250
16,000,000	Rhein-Main Security Limited^††	0.49	02/15/2011	15,996,764
3,000,000	Rheingold Securitization^††	0.41	02/10/2011	2,999,663
11,000,000	Rheingold Securitization^††	0.49	02/16/2011	10,997,617
3,000,000	Romulus Funding Corporation^††	0.38	02/24/2011	2,999,233
4,000,000	Romulus Funding Corporation^††	0.38	02/25/2011	3,998,933
15,000,000	Salisbury Receivables Company LLC^††	0.25	02/23/2011	14,997,617
11,000,000	Salisbury Receivables Company LLC^††	0.29	02/28/2011	10,997,525
18,000,000	Salisbury Receivables Company LLC^††	0.29	03/03/2011	17,995,500
5,000,000	Scaldis Capital LLC^††	0.21	02/03/2011	4,999,914
46,000,000	Scaldis Capital LLC^††	0.31	03/02/2011	45,988,142

84 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
PRIME INVESTMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Asset-Backed Commercial Paper (continued)
$59,000,000	Scaldis Capital LLC^††	0.31%	03/09/2011	$58,981,120
7,000,000	Silver Tower US Funding LLC^††	0.00	02/01/2011	7,000,000
10,000,000	Silver Tower US Funding LLC^††	0.33	02/03/2011	9,999,722
3,000,000	Silver Tower US Funding LLC^††	0.38	02/04/2011	2,999,875
8,000,000	Solitaire Funding LLC^††	0.26	02/07/2011	7,999,600
7,000,000	Solitaire Funding LLC^††	0.29	02/15/2011	6,999,156
5,000,000	Solitaire Funding LLC^††	0.29	02/16/2011	4,999,354
20,000,000	Solitaire Funding LLC^††	0.29	03/10/2011	19,993,833
31,000,000	Solitaire Funding LLC^††	0.30	03/08/2011	30,990,657
2,000,000	Starbird Funding Corporation^††	0.30	04/07/2011	1,998,917
52,000,000	Straight-A Funding LLC^††	0.22	02/09/2011	51,997,111
7,000,000	Straight-A Funding LLC^††	0.24	03/02/2011	6,998,590
20,000,000	Straight-A Funding LLC^††	0.24	03/08/2011	19,995,139
4,000,000	Straight-A Funding LLC^††	0.25	04/11/2011	3,998,083
6,000,000	Straight-A Funding LLC^††	0.25	04/12/2011	5,997,083
48,000,000	Suncorp Group Limited^††	0.39	02/07/2011	47,996,400
29,000,000	Suncorp Group Limited^††	0.47	02/16/2011	28,993,958
9,250,000	Surrey Funding Corporation^††	0.31	03/03/2011	9,247,533
18,000,000	Surrey Funding Corporation^††	0.31	03/07/2011	17,994,560
11,000,000	Swedish National HFA^††	0.50	03/10/2011	10,994,234
3,000,000	Sydney Capital Corporation^††	0.39	03/08/2011	2,998,833
8,000,000	Sydney Capital Corporation^††	0.39	03/15/2011	7,996,267
16,000,000	Tasman Funding Incorporated^††	0.27	02/07/2011	15,999,147
17,000,000	Tasman Funding Incorporated^††	0.31	03/14/2011	16,993,804
1,000,000	Thames Asset Global Securitization^††	0.28	03/21/2011	999,613
5,000,000	Thames Asset Global Securitization^††	0.50	06/07/2011	4,991,250
4,000,000	Ticonderoga Funding LLC^††	0.30	04/07/2011	3,997,833
5,000,000	Ticonderoga Funding LLC^††	0.30	04/13/2011	4,997,042
9,000,000	Toyota Financial Services de Puerto Rico Incorporated^	0.31	03/14/2011	8,996,720
6,000,000	Toyota Financial Services de Puerto Rico Incorporated^	0.34	03/30/2011	5,996,675
9,000,000	Versailles Commercial Paper LLC^††	0.39	04/07/2011	8,993,500
13,000,000	Versailles Commercial Paper LLC^††	0.40	04/15/2011	12,989,456
2,000,000	Westpac Securities NZ Limited^††	0.30	04/05/2011	1,998,950
31,700,000	Westpac Securities NZ Limited±††	0.34	02/03/2011	31,699,706
31,000,000	Westpac Securities NZ Limited±††	0.36	08/19/2011	31,000,000
28,000,000	Westpac Securities NZ Limited±††	0.41	10/13/2011	28,000,000
3,000,000	Windmill Funding Corporation^††	0.30	04/04/2011	2,998,450
4,000,000	Windmill Funding Corporation^††	0.30	04/08/2011	3,997,800

				2,312,760,682

Other Commercial Paper: 0.50%
6,000,000	Los Angeles CA Department of Airports^	0.24	02/17/2011	5,999,307
6,000,000	San Joaquin CA Transportation Authority	0.29	03/01/2011	6,000,000
4,000,000	San Jose City CA International Airport	0.29	04/01/2011	4,000,000
4,000,000	San Jose City CA International Airport	0.29	04/07/2011	4,000,000
9,000,000	San Jose City CA International Airport	0.31	04/12/2011	9,000,000

				28,999,307

Total Commercial Paper (Cost $2,341,759,989)				2,341,759,989

Other Notes: 4.85%

Corporate Bonds and Notes: 1.86%
56,000,000	Berkshire Hathaway Incorporated	0.27	02/10/2011	56,000,071
6,000,000	Bear Stearns & Companies Incorporated	0.50	08/15/2011	6,005,650
5,856,000	Countrywide Home Loans Incorporated	4.00	03/22/2011	5,883,616
14,000,000	European Investment Bank	3.25	02/15/2011	14,015,400
5,000,000	General Electric Capital Corporation	0.38	03/11/2011	5,000,749

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 85
PRIME INVESTMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Corporate Bonds and Notes (continued)
$5,000,000	ING Bank NV^††	0.45%	02/02/2012	$5,000,000
2,000,000	JPMorgan Chase & Company	0.39	05/16/2011	2,000,461
4,860,000	PFOTER Series TNP-003††§	0.51	04/01/2026	4,860,000
2,000,000	Seariver Maritime Incorporated(i)±	0.45	10/01/2011	2,000,000
7,000,000	Westpac Banking Corporation††	0.44	04/19/2011	7,001,644

				107,767,591

Secured Master Note Agreements: 2.90%
110,300,000	Bank of America Securities LLC§	0.35	09/09/2034	110,300,000
58,000,000	Lloyds TSB Bank plc	0.29	11/01/2011	58,000,000

				168,300,000

Yankee Corporate Bonds and Notes: 0.09%
5,000,000	Eksportfinans ASA	0.33	09/22/2011	5,000,000

Total Other Notes (Cost $281,067,591)				281,067,591

Municipal Bonds and Notes: 16.58%

Alabama: 0.86%

Variable Rate Demand Notes: 0.86%
5,000,000	Lower Alabama Gas District Supply Revenue Series A (Utilities Revenue, Societe Generale LOC)±§	0.38	11/01/2027	5,000,000
10,000,000	Mobile AL Infirmary Health System Special Care Facilities Series A (Hospital Revenue)±§	0.27	02/01/2040	10,000,000
35,000,000	Southeast Alabama Gas District Alabama Supply Project Series 2007-A (Utilities Revenue)±§	0.30	08/01/2027	35,000,000

				50,000,000

California: 2.51%

Other Municipal Debt: 0.10%
1,000,000	San Francisco CA City & County Redevelopment Agency (Lease Revenue)	0.28	03/01/2011	1,000,000
5,000,000	San Jose CA Redevelopment Agency (Miscellaneous Revenue, Assured Guaranty Insured)	0.29	04/01/2011	5,000,000

				6,000,000

Variable Rate Demand Notes: 2.41%
2,000,000	Big Bear Lake CA Southwest Gas Corporation Project Series A (Utilities Revenue)±§	0.30	12/01/2028	2,000,000
3,000,000	California HFA Program Series A (Housing Revenue, FNMA Insured)±§	0.27	08/01/2036	3,000,000
3,000,000	California HFFA Catholic Healthcare Series L (Health Revenue)±§	0.27	07/01/2033	3,000,000
10,340,000	California State DWR Power Supply Revenue Series C-7 (Water & Sewer Revenue)±§	0.30	05/01/2022	10,340,000
10,585,000	California State DWR Power Supply Revenue Series C13 (Utilities Revenue)±§	0.30	05/01/2022	10,585,000
1,000,000	California State Series A Subseries C-2 (GO — State)±§	0.29	05/01/2033	1,000,000
20,800,000	City of Newport Beach CA Series E (Health Revenue)±§	0.27	12/01/2040	20,800,000
4,000,000	El Dorado CA Irrigation District & El Dorado Water Agency Series A (Water & Sewer Revenue)±§	0.29	03/01/2036	4,000,000
5,000,000	Loma Linda CA Loma Linda University Series B (Education Revenue)±§	0.27	12/01/2037	5,000,000
7,000,000	Los Angeles CA Wastewater Systems Sub Series F-1 (Water & Sewer Revenue)±§	0.30	06/01/2028	7,000,000
4,515,000	Los Angeles CA Wastewater Systems Sub Series F-2 (Water & Sewer Revenue)±§	0.30	06/01/2032	4,515,000
11,000,000	Newport Beach CA (Health Revenue)±§	0.27	12/01/2040	11,000,000
5,000,000	Newport Beach CA Hoag Memorial Hospital Series D (Health Revenue)±§	0.27	12/01/2040	5,000,000
17,690,000	Riverside CA COP (Lease Revenue)±§	0.30	03/01/2037	17,690,000
3,000,000	Roseville CA Electric Systems COP Series A (Utilities Revenue)±§	0.32	02/01/2035	3,000,000
16,426,000	San Diego County CA Regional Transportation Community Limited Tax Series C (Tax Revenue)±§	0.30	04/01/2038	16,426,000
1,000,000	San Francisco CA City & County Redevelopment Agency (Lease Revenue)±††§	0.31	11/01/2041	1,000,000

86 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
PRIME INVESTMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$11,000,000	San Jose CA Financing Authority Taxable Land Series F (Tax Revenue)±§	0.28%	06/01/2034	$11,000,000
3,000,000	Tustin CA USD Special Tax Community Facilities District Number 07-1 (Tax Revenue)±§	0.29	09/01/2050	3,000,000

				139,356,000

Colorado: 1.29%

Variable Rate Demand Notes: 1.29%
14,610,500	Colorado Housing & Finance Authority Class I-B1 (Housing Revenue)±§	0.33	10/01/2038	14,610,500
19,920,000	Colorado Housing & Finance Authority Taxable Multi-Family Project B II (Housing Revenue, FNMA Insured)±§	0.27	05/01/2049	19,920,000
40,000,000	Denver CO City & County School District Taxable Series A (Education Revenue)±§	0.45	12/15/2037	40,000,000

				74,530,500

Connecticut: 0.17%

Variable Rate Demand Notes: 0.17%
10,000,000	Connecticut State Series A1 (GO — State)±§	0.35	03/01/2023	10,000,000

Delaware: 0.16%

Variable Rate Demand Notes: 0.16%
3,000,000	Delaware Economic Development Agency Clean Power Project Series 1997-D (Resource Recovery Revenue)±§	0.30	08/01/2029	3,000,000
6,000,000	Delaware State Economic Development Authority Series B (Resource Recovery Revenue)±§	0.30	08/01/2029	6,000,000

				9,000,000

District of Columbia: 0.32%

Other Municipal Debt: 0.03%
2,000,000	District of Columbia Water & Sewer Authority (Water & Sewer Revenue)	0.30	03/29/2011	2,000,000

Variable Rate Demand Notes: 0.29%
2,925,000	District of Columbia Ballpark Series B2 (Miscellaneous Revenue, Bank of America Corporation LOC)±§	0.34	02/01/2036	2,925,000
1,000,000	District of Columbia The American University Series A (Education Revenue)±§	0.26	04/01/2038	1,000,000
12,785,000	Metropolitan Washington DC Airports Authority Subseries D-1 (Airport Revenue)±§	0.30	10/01/2039	12,785,000

				16,710,000

Georgia: 0.26%

Variable Rate Demand Notes: 0.26%
15,105,000	State of Georgia Series H-1 (GO — State)±§	0.37	12/01/2026	15,105,000

Illinois: 0.37%

Variable Rate Demand Notes: 0.37%
6,400,000	Cook County IL GO Series D-1 (Miscellaneous Revenue)±§	0.27	11/01/2030	6,400,000
3,600,000	Cook County IL GO Series D-2 (Miscellaneous Revenue)±§	0.27	11/01/2030	3,600,000
11,748,000	Illinois Finance Authority (Education Revenue)±§	0.24	07/01/2038	11,748,000

				21,748,000

Indiana: 0.05%

Variable Rate Demand Notes: 0.05%
2,935,000	Richmond IN Reid Hospital & Health Care Services Incorporated (Hospital Revenue)±§	0.29	01/01/2040	2,935,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 87
PRIME INVESTMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Iowa: 0.26%

Variable Rate Demand Notes: 0.26%
$15,000,000	Iowa Financial Authority SFMR Series C (Miscellaneous Revenue)±§	0.25%	01/01/2039	$15,000,000

Louisiana: 0.22%

Variable Rate Demand Notes: 0.22%
9,000,000	Louisiana Stadium & Exposition PFOTER (Miscellaneous Revenue)±††§	0.46	07/01/2036	9,000,000
2,000,000	Parish of St. James LA Series A-1 (Energy Revenue)±§	0.33	11/01/2040	2,000,000
2,000,000	Parish of St. James LA Series B-1 (Energy Revenue)±§	0.30	11/01/2040	2,000,000

				13,000,000

Maryland: 0.15%

Variable Rate Demand Notes: 0.15%
4,840,000	Baltimore MD Package Systems Facilities (Transportation Revenue)±§	0.25	07/01/2032	4,840,000
4,000,000	Maryland CDA Department of Housing & Community Development Series 2007-J (Housing Revenue)±§	0.33	09/01/2031	4,000,000

				8,840,000

Massachusetts: 1.14%

Other Municipal Debt: 0.09%
5,000,000	Commonwealth of Massachusetts (GO — State, FHLMC Insured)	0.30	02/07/2011	5,000,000

Variable Rate Demand Notes: 1.05%
10,845,000	Massachusetts Department of Transportation Metro Highway Systems Contract Assistance Series A-5 (GO — State)±§	0.23	01/01/2039	10,845,000
10,000,000	Massachusetts State Department of Transportation Series A6 (Transportation Revenue)±§	0.29	01/01/2029	10,000,000
10,930,000	Massachusetts State HEFA (Education Revenue)±§	0.32	10/01/2034	10,930,000
21,000,000	Massachusetts State HEFA Series N-3 (Health Revenue)±§	0.27	10/01/2048	21,000,000
8,435,000	Massachusetts Water Resources Authority Series E (Water & Sewer Revenue)±§	0.28	08/01/2037	8,435,000

				61,210,000

Michigan: 0.05%

Variable Rate Demand Notes: 0.05%
1,110,000	Wayne County MI Airport Authority (Airport Revenue, JPMorgan Chase & Company LOC)±§	0.30	12/01/2016	1,110,000
2,000,000	Wayne County MI IDA (Airport Revenue, Bank of America Corporation LOC)±§	0.42	05/01/2020	2,000,000

				3,110,000

Minnesota: 0.32%

Variable Rate Demand Notes: 0.32%
8,380,000	Minnesota State HFA Residential Housing Series E (Housing Revenue, (GO of Agency Insured)±§	0.29	07/01/2038	8,380,000
10,160,000	Minnesota State HFA Residential Housing Series T (Housing Revenue, (GO of Agency Insured)±§	0.29	07/01/2048	10,160,000

				18,540,000

Mississippi: 0.44%

Variable Rate Demand Notes: 0.44%
7,350,000	Mississippi Business Finance Corporation Chevron USA Incorporated Project Series A (Energy Revenue)±§	0.25	12/01/2030	7,350,000
18,295,000	Mississippi State Taxable Nissan Project A (Tax Revenue, GO of Commonwealth Insured)±§	0.25	11/01/2028	18,294,253

				25,644,253

88 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
PRIME INVESTMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Missouri: 0.12%

Variable Rate Demand Notes: 0.12%
$7,000,000	Missouri Development Finance Board Nelson Gallery Foundation (Miscellaneous Revenue)±§	0.27%	12/01/2037	$7,000,000

Nevada: 0.14%

Variable Rate Demand Notes: 0.14%
8,000,000	Las Vegas NV Economic Development Andre Agassi Foundation Project (Education Revenue, Bank of America Corporation LOC)±††§	0.26	10/01/2035	8,000,000

New Hampshire: 0.07%

Variable Rate Demand Notes: 0.07%
4,000,000	New Hampshire HEFA Dartmouth Hitchcock Obligation Series A (Hospital Revenue, AGM Insured)±§	0.34	08/01/2031	4,000,000

New Jersey: 1.10%

Variable Rate Demand Notes: 1.10%
3,000,000	New Jersey Economic Development Authority (Energy Revenue, JPMorgan Chase & Company LOC)±§	0.27	06/01/2026	3,000,000
10,600,000	New Jersey Economic Development Authority (Energy Revenue, JPMorgan Chase & Company LOC)±§	0.27	06/01/2032	10,600,000
6,970,000	New Jersey Economic Development Authority (Miscellaneous Revenue, NATL-RE Insured)±††§	0.35	09/01/2022	6,970,000
17,000,000	New Jersey Health Care Facilities (Hospital Revenue, Bank of America Corporation LOC)±§	0.31	07/01/2041	17,000,000
19,930,000	New Jersey Housing & Mortgage Finance Agency Series 3 (Housing Revenue, Dexia Credit Local LOC)±§	0.35	11/01/2046	19,930,000
6,000,000	New Jersey State Turnpike Authority Series D (Miscellaneous Revenue, Societe Generale LOC, NATL-RE FGIC Insured)±§	0.30	01/01/2018	6,000,000

				63,500,000

New York: 1.61%

Other Municipal Debt: 0.14%
8,000,000	New York Metropolitan Transportation Authority (Transportation Revenue)	0.31	02/01/2011	8,000,000

Variable Rate Demand Notes: 1.47%
1,000,000	City of New York NY Subseries B (GO — Local, TD Bank NA LOC)±§	0.25	09/01/2027	1,000,000
5,000,000	New York City Housing Development Corporation Series H-2-A (Housing Revenue)±§	0.30	05/01/2013	5,000,000
11,705,000	New York City Municipal Water Finance Authority (Water & Sewer Revenue)±§	0.24	06/15/2038	11,705,000
26,998,000	New York City Municipal Water Finance Authority Subseries B-1 (Water & Sewer Revenue)±§	0.25	06/15/2024	26,998,000
3,000,000	New York Homeowner Mortgage Agency Series 142 (Housing Revenue)±§	0.30	10/01/2037	3,000,000
5,000,000	New York Metropolitan Transportation Authority ROC RR 11 R-11645 (Transportation Revenue, FSA Insured)±††§	0.31	11/15/2025	5,000,000
3,940,000	New York NY City Housing Development Corporation Mortgage Thessalonica Court A (Housing Revenue, CitiBank NA LOC)±§	0.30	01/01/2036	3,940,000
21,675,000	New York NY City Transitional Finance Authority Series 3 Subseries 3C (Tax Revenue, FNMA Insured)±§	0.32	11/01/2022	21,675,000
2,000,000	New York State Housing Finance Agency Victory Housing Series 2004-A (Housing Revenue, FHLMC Insured)±§	0.26	11/01/2033	2,000,000
2,000,000	New York State Mortgage Agency Homeowner Mortgage Series 132 (Housing Revenue)±§	0.30	04/01/2037	2,000,000
2,935,000	Triborough Bridge & Tunnel Authority Series A (Transportation Revenue, GO of Authority Insured)±§	0.32	11/01/2035	2,935,000

				85,253,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 89
PRIME INVESTMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Oregon: 0.19%

Variable Rate Demand Notes: 0.19%
$7,000,000	Forest City OR Residential Management Incorporated PFOTER (Miscellaneous Revenue)±††§	0.46%	07/26/2012	$7,000,000
4,000,000	Oregon Housing & Community Services Department Series E (Housing Revenue)±§	0.30	07/01/2038	4,000,000

				11,000,000

Pennsylvania: 1.94%

Variable Rate Demand Notes: 1.94%
34,000,000	Delaware River Port Authority Series B (Transportation Revenue, Bank of America Corporation LOC)±§	0.31	01/01/2026	34,000,000
9,000,000	JPMorgan Chase PUTTER/DRIVER Trust (Education Revenue)±††§	0.29	06/30/2011	9,000,000
43,300,000	JPMorgan Chase PUTTER/DRIVER Trust Series 3826 (Miscellaneous Revenue)±††§	0.28	06/30/2011	43,300,000
9,400,000	Lancaster County PA Hospital Authority Health System Lancaster General Hospital (Hospital Revenue, Bank of America Corporation LOC)±§	0.29	07/01/2041	9,400,000
5,000,000	Pennsylvania Housing Finance Agency Series 85C (Housing Revenue, FNMA LOC, GO of Agency Insured)±§	0.29	10/01/2035	5,000,000
7,000,000	Philadelphia PA Authority for Industrial Development (IDR, PNC Bank NA LOC)±§	0.24	03/01/2027	7,000,000
5,000,000	Southeastern PA Transportation Authority (Tax Revenue, PNC Bank NA LOC)±§	0.24	03/01/2022	5,000,000

				112,700,000

South Dakota: 0.24%

Variable Rate Demand Notes: 0.24%
3,000,000	South Dakota Housing Development Authority (Housing Revenue, FNMA Insured)±§	0.27	05/01/2037	3,000,000
10,725,000	South Dakota State HEFA Avera Health Subseries A1 (Health Revenue, U.S. Bank NA LOC)±§	0.29	07/01/2038	10,725,000

				13,725,000

Tennessee: 0.34%

Variable Rate Demand Notes: 0.34%
8,000,000	Johnson City TN Health & Educational Facilities Board (Health Revenue, PNC Bank NA LOC)±§	0.29	07/01/2033	8,000,000
4,000,000	Johnson City TN Health & Educational Facilities Board (Health Revenue, U.S. Bank NA LOC)±§	0.35	07/01/2033	4,000,000
4,885,000	Montgomery County TN Public Building Authority Pooled Financing Revenue Tennessee County Loan Pool (Miscellaneous Revenue, Bank of America Corporation LOC)±§	0.30	07/01/2034	4,885,000
2,690,000	Montgomery County TN Tennessee County Loan Pool (Miscellaneous Revenue, Bank of America Corporation LOC)±§	0.30	02/01/2036	2,690,000

				19,575,000

Texas: 1.58%

Variable Rate Demand Notes: 1.58%
1,000,000	Austin TX Airport System Series A (Port Authority Revenue, State Street Bank & Trust Company LOC)±§	0.28	11/15/2017	1,000,000
9,555,000	Austin TX Airport System Sub Series 1 (Port Authority Revenue, FSA Insured)±§	0.34	11/15/2025	9,555,000
5,000,000	Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series A (Miscellaneous Revenue, JPMorgan Chase & Company LOC)±§	0.27	06/01/2038	5,000,000
4,000,000	Harris County TX Industrial Development Corporation Solid Waste Disposal Deer Park Refining Project Series A (Energy Revenue)±§	0.26	03/01/2023	4,000,000
45,000,000	JPMorgan Chase PUTTER/DRIVER Trust Series 3812 (Miscellaneous Revenue)±††§	0.27	08/31/2011	45,000,000

90 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
PRIME INVESTMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$3,000,000	Mission TX Economic Development Corporation (Miscellaneous Revenue, Bank of America Corporation LOC)±§	0.34%	04/01/2022	$3,000,000
7,000,000	North Texas Tollway Authority (Transportation Revenue, (JPMorgan Chase & Company LOC)±§	0.27	01/01/2049	7,000,000
3,000,000	Port Arthur TX Naval District Environmental Facilities Motiva Enterprises Project Series A (Energy Revenue)±§	0.28	11/01/2040	3,000,000
2,930,000	State of Texas Veteran Housing Assistance Funding 11-A (GO — State)±§	0.35	12/01/2038	2,930,000
7,975,000	Tarrant County TX Cultural Education Facilities Finance Corporation (Health Revenue, (Bank of America Corporation LOC)±§	0.28	08/15/2041	7,975,000
3,000,000	Texas State Taxable Product Development Program Series A (Miscellaneous Revenue)±§	0.28	06/01/2045	3,000,000

				91,460,000

Washington: 0.03%

Variable Rate Demand Notes: 0.03%
1,934,000	King County WA Housing Authority Series A (Housing Revenue, FHLMC Insured)±§	0.33	07/01/2035	1,934,000

Wisconsin: 0.65%

Variable Rate Demand Notes: 0.65%
7,000,000	Wisconsin Housing & Economic Development Authority (Housing Revenue, GO of Authority Insured)±§	0.30	05/01/2030	7,000,000
9,000,000	Wisconsin Housing & Economic Development Authority (Housing Revenue, GO of Authority Insured)±§	0.30	11/01/2030	9,000,000
3,000,000	Wisconsin Housing & Economic Development Authority (Housing Revenue, FNMA LOC, GO of Authority Insured)±§	0.36	09/01/2035	3,000,000
18,700,000	Wisconsin State HEFA (Education Revenue, U.S. Bank NA LOC)±§	0.22	12/01/2033	18,700,000

				37,700,000

Total Municipal Bonds and Notes (Cost $961,575,753)				961,575,753

Treasury Debt: 4.10%
66,000,000	US Treasury Bill^	0.14	02/10/2011	65,997,442
66,000,000	US Treasury Bill^	0.16	02/17/2011	65,995,155
66,000,000	US Treasury Bill^	0.16	02/24/2011	65,992,934
40,000,000	US Treasury Bill^	0.18	05/19/2011	39,978,303

Total Treasury Debt (Cost $237,963,834)				237,963,834

Repurchase Agreements (z): 12.97%
42,000,000	Bank of America Corporation, dated 01/31/2011, maturity value $42,000,257 (1)	0.22	02/01/2011	42,000,000
25,000,000	Barclays Capital Incorporated, dated 01/31/2011, maturity value $25,000,146 (2)	0.21	02/01/2011	25,000,000
42,000,000	Barclays Capital Incorporated, dated 01/31/2011, maturity value $42,000,257 (3)	0.22	02/01/2011	42,000,000
42,000,000	BNP Paribas Securities, dated 01/31/2011, maturity value $42,000,257 (4)	0.22	02/01/2011	42,000,000
52,000,000	Citibank NA, dated 01/31/2011, maturity value $52,000,347 (5)	0.24	02/01/2011	52,000,000
29,000,000	Credit Suisse First Boston Corporation, dated 01/31/2011, maturity value $29,000,177 (6)	0.22	02/01/2011	29,000,000
41,000,000	Deutsche Bank Securities, dated 01/31/2011, maturity value $41,000,296 (7)	0.26	02/01/2011	41,000,000
86,000,000	Deutsche Bank Securities, dated 01/31/2011, maturity value $86,000,526 (8)	0.22	02/01/2011	86,000,000
10,000,000	Goldman Sachs & Company, dated 01/31/2011, maturity value $10,000,428 (9)	0.22	02/07/2011	10,000,000
27,500,000	Goldman Sachs & Company, dated 01/31/2011, maturity value $27,500,168 (10)	0.22	02/01/2011	27,500,000
7,000,000	JPMorgan Securities, dated 01/31/2011, maturity value $7,000,054 (11)	0.28	02/01/2011	7,000,000
20,400,000	Merrill Lynch Pierce Fenner & Smith Incorporated, dated 01/31/2011, maturity value $20,400,125 (12)	0.22	02/01/2011	20,400,000
17,000,000	Merrill Pierce Fenner & Smith Incorporated, dated 01/31/2011, maturity value $17,000,123 (13)	0.26	02/01/2011	17,000,000
100,000,000	Morgan Stanley & Company, dated 01/31/2011, maturity value $100,000,583 (14)	0.21	02/01/2011	100,000,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 91
PRIME INVESTMENT MONEY MARKET FUND

Principal	Security Name		Interest Rate	Maturity Date	Value
Repurchase Agreements (z) (continued)
$39,000,000	RBS Securities Incorporated, dated 01/31/2011, maturity value $39,000,249 (15)		0.23%	02/01/2011	$39,000,000
57,000,000	RBS Securities Incorporated, dated 01/31/2011, maturity value $57,000,333 (16)		0.21	02/01/2011	57,000,000
29,000,000	Societe Generale, dated 01/31/2011, maturity value $29,000,169 (17)		0.21	02/01/2011	29,000,000
86,000,000	Societe Generale, dated 01/31/2011, maturity value $86,000,526 (18)		0.22	02/01/2011	86,000,000

Total Repurchase Agreements (Cost $751,900,000)					751,900,000

Total Investments in Securities (Cost $5,872,742,964)*		101.29%			5,872,742,964

Other Assets and Liabilities, Net		(1.29)			(74,838,019)

Total Net Assets		100.00%			$5,797,904,945

±	Variable rate investments.

^	Zero coupon security. Rate represents yield to maturity.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

§	These securities are subject to a demand feature which reduces the effective maturity.

(i)	Illiquid security for which the designation as illiquid is unaudited.

(z)	Collateralized by:

(1)	U.S. government securities, 5.00% to 5.50%, 12/1/2036 to 3/1/2040, market value including accrued interest is $43,260,000.

(2)	U.S. government security, 2.00%, 1/31/2016, market value including accrued interest is $25,500,000.

(3)	U.S. government securities, 0.00% to 4.125%, 2/18/2011 to 7/15/2029, market value including accrued interest is $42,840,027.

(4)	U.S. government securities, 2.12% to 6.50%, 6/1/2023 to 1/20/2041, market value including accrued interest is $43,260,000.

(5)	U.S. government securities, 3.00% to 12.50%, 2/1/2011 to 11/1/2049, market value including accrued interest is $53,560,000.

(6)	U.S. government securities, 0.875% to 4.875%, 5/31/2011 to 5/15/2038, market value including accrued interest is $29,580,102.

(7)	Commercial papers, 0.00%, 2/1/2011 to 5/2/2011, market value is $41,820,000.

(8)	U.S. government securities, 0.00% to 9.50%, 3/1/2011 to 2/1/2048, market value including accrued interest is $88,519,651.

(9)	U.S. government securities, 0.00% to 7.50%, 4/1/2025 to 1/1/2041, market value including accrued interest is $10,300,000.

(10)	U.S. government securities, 3.50% to 7.50%, 4/1/2022 to 11/1/2040, market value including accrued interest is $28,325,000.

(11)	Commercial papers, 0.00%, 2/1/2011 to 9/12/2011, market value is $7,140,023.

(12)	U.S. government security, 4.00%, 12/1/2040, market value including accrued interest is $21,012,000.

(13)	U.S. government securities, 0.50% to 3.875%, 4/15/2011 to 4/15/2029, market value including accrued interest is $17,340,001.

(14)	U.S. government securities, 4.00% to 5.00%, 1/1/2031 to 12/1/2040, market value including accrued interest is $103,000,001.

(15)	U.S. government securities, 3.00% to 8.00%, 12/1/2012 to 2/1/2041, market value including accrued interest is $40,170,183.

(16)	U.S. government securities, 0.625% to 3.875%, 4/15/2011 to 2/15/2040, market value including accrued interest is $58,140,033.

(17)	U.S. government securities, 0.00% to 4.25%, 4/14/2011 to 11/15/2040, market value including accrued interest is $29,580,003.

(18)	U.S. government securities, 2.61% to 5.50%, 2/1/2023 to 12/1/2040, market value including accrued interest is $88,580,000.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
The accompanying notes are an integral part of these financial statements.

92 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
TREASURY PLUS MONEY MARKET FUND

Principal	Security Name		Interest Rate	Maturity Date	Value
Treasury Debt: 12.36%
$200,000,000	US Treasury Bill^		0.17%	04/14/2011	$199,932,000
200,000,000	US Treasury Bill^		0.18	05/19/2011	199,893,000
200,000,000	US Treasury Bill^		0.19	05/26/2011	199,878,083
100,000,000	US Treasury Bill^		0.21	06/02/2011	99,927,736
250,000,000	US Treasury Note		0.88	02/28/2011	250,124,731
125,000,000	US Treasury Note		0.88	03/31/2011	125,139,072
120,000,000	US Treasury Note		1.13	06/30/2011	120,455,420

Total Treasury Debt (Cost $1,195,350,042)					1,195,350,042

Repurchase Agreements (z): 87.64%
250,000,000	Barclays Capital Incorporated, dated 01/25/2011, maturity value $250,008,264 (1)		0.17	02/01/2011	250,000,000
1,040,000,000	Barclays Capital Incorporated, dated 01/31/2011, maturity value $1,040,006,067 (2)		0.21	02/01/2011	1,040,000,000
945,975,000	BNP Paribas Securities Corporation, dated 01/31/2011, maturity value $945,980,518 (3)		0.21	02/01/2011	945,975,000
500,000,000	Credit Suisse Securities USA, dated 01/31/2011, maturity value $500,002,917 (4)		0.21	02/01/2011	500,000,000
250,000,000	Deutsche Bank Securities, dated 01/26/2011, maturity value $250,008,264 (5)		0.17	02/02/2011	250,000,000
500,000,000	Deutsche Bank Securities, dated 01/27/2011, maturity value $500,017,500 (6)		0.18	02/03/2011	500,000,000
150,000,000	Deutsche Bank Securities, dated 01/31/2011, maturity value $150,000,875 (7)		0.21	02/01/2011	150,000,000
100,000,000	Goldman Sachs & Company, dated 01/31/2011, maturity value $100,000,306 (8)		0.11	02/01/2011	100,000,000
500,000,000	Goldman Sachs & Company, dated 01/31/2011, maturity value $500,016,528 (9)		0.17	02/07/2011	500,000,000
1,000,000,000	HSBC USA Incorporated, dated 01/31/2011, maturity value $1,000,005,833 (10)		0.21	02/01/2011	1,000,000,000
125,000,000	Merrill Lynch Pierce Fenner & Smith Incorporated, dated 01/31/2011, maturity value $125,000,903 (11)		0.26	02/01/2011	125,000,000
150,000,000	Morgan Stanley & Company, dated 01/31/2011, maturity value $150,000,833 (12)		0.20	02/01/2011	150,000,000
250,000,000	RBS Securities Incorporated, dated 01/28/2011, maturity value $250,008,264 (13)		0.17	02/04/2011	250,000,000
250,000,000	RBS Securities Incorporated, dated 01/26/2011, maturity value $250,008,264 (14)		0.17	02/02/2011	250,000,000
720,000,000	RBS Securities Incorporated, dated 01/31/2011, maturity value $720,004,200 (15)		0.21	02/01/2011	720,000,000
250,000,000	Societe Generale NY, dated 01/28/2011, maturity value $250,008,264 (16)		0.17	02/04/2011	250,000,000
250,000,000	Societe Generale NY, dated 01/25/2011, maturity value $250,008,264 (17)		0.17	02/01/2011	250,000,000
940,000,000	Societe Generale NY, dated 01/31/2011, maturity value $940,005,483 (18)		0.21	02/01/2011	940,000,000
300,000,000	UBS Securities LLC, dated 01/31/2011, maturity value $300,001,750 (19)		0.21	02/01/2011	300,000,000

Total Repurchase Agreements (Cost $8,470,975,000)					8,470,975,000

Total Investments in Securities (Cost $9,666,325,042)*		100.00%			9,666,325,042

Other Assets and Liabilities, Net		0.00			(336,439)

Total Net Assets		100.00%			$9,665,988,603

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 93
TREASURY PLUS MONEY MARKET FUND

^	Zero coupon security. Rate represents yield to maturity.

(z)	Collateralized by:

(1)	U.S. government securities, 0.00%, 8/15/2012 to 8/15/2018, market value including accrued interest is $255,000,000.

(2)	U.S. government security, 2.00%, 1/31/2016, market value including accrued interest is $1,060,800,006.

(3)	U.S. government securities, 0.00% to 2.75%, 4/21/2011 to 5/31/2017, market value including accrued interest is $964,894,554.

(4)	U.S. government securities, 4.875% to 6.50%, 5/31/2011 to 11/15/2026, market value including accrued interest is $510,004,698.

(5)	U.S. government securities, 2.75% to 4.625%, 12/31/2011 to 2/15/2019, market value including accrued interest is $255,000,001.

(6)	U.S. government securities, 0.00% to 5.25%, 2/28/2011 to 5/15/2038, market value including accrued interest is $510,000,048.

(7)	U.S. government security, 0.625%, 1/31/2013, market value including accrued interest is $153,000,016.

(8)	U.S. government security, 2.625%, 1/31/2018, market value including accrued interest is $102,000,072.

(9)	U.S. government securities, 0.00%, 3/10/2011 to 3/31/2011, market value is $510,000,034.

(10)	U.S. government securities, 0.00% to 11.25%, 2/15/2011 to 2/15/2040, market value including accrued interest is $1,020,000,130.

(11)	U.S. government securities, 0.50% to 3.875%, 4/15/2011 to 4/15/2029, market value including accrued interest is $127,500,004.

(12)	U.S. government securities, 0.00% to 3.125%, 1/12/2012 to 5/15/2019, market value including accrued interest is $153,000,084.

(13)	U.S. government securities, 1.625% to 3.00%, 7/15/2012 to 1/15/2015, market value including accrued interest is $255,006,034.

(14)	U.S. government securities, 0.625% to 3.00%, 7/15/2012 to 4/15/2013, market value including accrued interest is $255,002,229.

(15)	U.S. government securities, 0.625% to 3.875%, 4/15/2011 to 2/15/2040, market value including accrued interest is $734,400,417.

(16)	U.S. government securities, 0.00% to 8.875%, 2/17/2011 to 8/15/2040, market value including accrued interest is $255,000,039.

(17)	U.S. government securities, 0.00% to 8.00%, 2/24/2011 to 8/15/2027, market value including accrued interest is $255,000,072.

(18)	U.S. government securities, 0.00% to 4.25%, 4/14/2011 to 11/15/2040, market value including accrued interest is $958,800,083.

(19)	U.S. government securities, 0.375% to 1.375%, 10/15/2012 to 10/31/2012, market value including accrued interest is $306,000,077.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
The accompanying notes are an integral part of these financial statements.

94 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
100% TREASURY MONEY MARKET FUND

Principal	Security Name		Interest Rate	Maturity Date	Value
Treasury Debt: 104.84%
$719,010,000	US Treasury Bill^		0.08%	02/03/2011	$719,005,212
804,255,000	US Treasury Bill^		0.12	02/10/2011	804,228,852
571,595,000	US Treasury Bill^		0.13	02/17/2011	571,560,519
670,000,000	US Treasury Bill^		0.13	02/24/2011	669,943,671
650,000,000	US Treasury Bill^		0.14	03/10/2011	649,901,590
640,000,000	US Treasury Bill^		0.14	03/17/2011	639,887,066
675,000,000	US Treasury Bill^		0.14	03/24/2011	674,862,230
700,000,000	US Treasury Bill^		0.14	05/05/2011	699,741,639
600,000,000	US Treasury Bill^		0.15	04/07/2011	599,831,813
505,000,000	US Treasury Bill^		0.15	04/14/2011	504,841,500
570,000,000	US Treasury Bill^		0.16	03/03/2011	569,923,042
650,000,000	US Treasury Bill^		0.16	04/21/2011	649,775,399
550,000,000	US Treasury Bill^		0.16	04/28/2011	549,789,778
50,000,000	US Treasury Bill^		0.17	08/04/2011	49,957,028
580,000,000	US Treasury Bill^		0.18	03/31/2011	579,831,800
80,000,000	US Treasury Bill^		0.18	05/19/2011	79,957,200
80,000,000	US Treasury Bill^		0.18	06/23/2011	79,941,622
80,000,000	US Treasury Bill^		0.18	07/28/2011	79,927,233
80,000,000	US Treasury Bill^		0.19	05/26/2011	79,951,233
90,000,000	US Treasury Bill^		0.19	06/09/2011	89,939,200
70,000,000	US Treasury Bill^		0.19	06/16/2011	69,950,125
60,000,000	US Treasury Bill^		0.19	07/07/2011	59,950,600
90,000,000	US Treasury Bill^		0.21	06/02/2011	89,934,963
130,000,000	US Treasury Bill^		0.23	06/30/2011	129,876,247
100,000,000	US Treasury Note		0.88	02/28/2011	100,050,200
100,000,000	US Treasury Note		0.88	03/31/2011	100,115,959

Total Treasury Debt (Cost $9,892,675,721)					9,892,675,721

Total Investments in Securities (Cost $9,892,675,721)*		104.84%			9,892,675,721

Other Assets and Liabilities, Net		(4.84)			(456,485,192)

Total Net Assets		100.00%			$9,436,190,529

^	Zero coupon security. Rate represents yield to maturity.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

96 Wells Fargo Advantage Money Market Funds	Statements of Assets and Liabilities—January 31, 2011

	Cash Investment	Government
	Money Market	Money Market
	Fund	Fund

Assets
Investments
Investments in unaffiliated securities, at amortized cost	$16,943,991,293	$15,495,103,157
Investments in repurchase agreements, at amortized cost	2,276,700,000	11,840,875,000

Total investments, at amortized cost	19,220,691,293	27,335,978,157
Cash	50,415	31,216
Receivable for investments sold	1,455,000	0
Receivable for Fund shares sold	1,077,866	42,157
Receivable for interest	3,694,482	25,077,907
Receivable from investment advisor	0	37,738
Prepaid expenses and other assets	214,590	111,615

Total assets	19,227,183,646	27,361,278,790

Liabilities
Distributions payable	564,638	181,440
Payable for investments purchased	309,000,000	20,015,413
Payable for Fund shares redeemed	2,393,172	429,680
Investment advisory fee payable	662,675	0
Distribution fees payable	0	38,918
Due to other related parties	1,771,369	3,163,610
Shareholder servicing fees payable	567,116	1,371,610
Accrued expenses and other liabilities	941,503	1,143,235

Total liabilities	315,900,473	26,343,906

Total net assets	$18,911,283,173	$27,334,934,884

NET ASSETS CONSIST OF
Paid-in capital	$18,915,212,787	$27,335,293,176
Undistributed (overdistributed) net investment income	(6,475)	(27,043)
Accumulated net realized gains (losses) on investments	(3,923,139)	(331,249)

Total net assets	$18,911,283,173	$27,334,934,884

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets — Class A	NA	$1,078,872,970
Shares outstanding — Class A	NA	1,078,891,451
Net asset value per share — Class A	NA	$1.00
Net assets — Class B	NA	NA
Shares outstanding — Class B	NA	NA
Net asset value per share — Class B	NA	NA
Net assets — Class C	NA	NA
Shares outstanding — Class C	NA	NA
Net asset value per share — Class C	NA	NA
Net assets — Administrator Class	$764,595,234	$547,278,187
Shares outstanding — Administrator Class	764,611,991	547,285,433
Net asset value per share — Administrator Class	$1.00	$1.00
Net assets — Daily Class	NA	NA
Shares outstanding — Daily Class	NA	NA
Net asset value per share — Daily Class	NA	NA
Net assets — Institutional Class	$8,268,231,853	$19,760,295,682
Shares outstanding — Institutional Class	8,268,602,028	19,760,663,465
Net asset value per share — Institutional Class	$1.00	$1.00
Net assets — Investor Class	NA	NA
Shares outstanding — Investor Class	NA	NA
Net asset value per share — Investor Class	NA	NA
Net assets — Select Class	$7,593,851,481	NA
Shares outstanding — Select Class	7,594,096,045	NA
Net asset value per share — Select Class	$1.00	NA
Net assets — Service Class	$2,284,604,605	$5,820,696,642
Shares outstanding — Service Class	2,284,675,158	5,820,723,653
Net asset value per share — Service Class	$1.00	$1.00
Net assets — Sweep Class	NA	$127,791,403
Shares outstanding — Sweep Class	NA	127,792,392
Net asset value per share — Sweep Class	NA	$1.00

1.	Each Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities—January 31, 2011	Wells Fargo Advantage Money Market Funds 97

Heritage		Prime Investment	Treasury Plus	100% Treasury
Money Market	Money Market	Money Market	Money Market	Money Market
Fund	Fund	Fund	Fund	Fund

$36,919,737,974	$8,120,186,563	$5,120,842,964	$1,195,350,042	$9,892,675,721
7,407,466,233	803,883,378	751,900,000	8,470,975,000	0

44,327,204,207	8,924,069,941	5,872,742,964	9,666,325,042	9,892,675,721
54,704	0	30,649	14,959	4,268
4,955,000	1,685,000	485,000	0	264,425,474
4,511,176	1,182,116	10,000,000	290,495	135,537
7,540,798	1,627,716	1,377,090	1,511,875	669,498
0	2,729,692	0	1,015,321	2,116,887
864,552	179,097	106,591	197,925	207,875

44,345,130,437	8,931,473,562	5,884,742,294	9,669,355,617	10,160,235,260

3,016,242	27,349	352,209	67,190	46,106
832,000,000	107,000,000	85,000,000	0	719,711,454
793,326	2,760,359	604	196,365	687,716
2,246,802	0	29,690	0	0
0	860,511	0	24,807	28,987
3,735,663	2,613,383	767,981	1,500,087	1,290,640
340,591	1,964,310	296,148	914,893	1,795,459
1,417,125	1,230,071	390,717	663,672	484,369

843,549,749	116,455,983	86,837,349	3,367,014	724,044,731

$43,501,580,688	$8,815,017,579	$5,797,904,945	$9,665,988,603	$9,436,190,529

$43,511,265,537	$8,819,948,227	$5,797,854,487	$9,668,602,109	$9,436,189,312
(519,010)	(482,582)	1,278	(381,312)	(5,010)
(9,165,839)	(4,448,066)	49,180	(2,232,194)	6,227

$43,501,580,688	$8,815,017,579	$5,797,904,945	$9,665,988,603	$9,436,190,529

NA	$4,908,740,830	NA	$1,906,065,825	$225,499,384
NA	4,908,941,390	NA	1,906,137,730	225,485,452
NA	$1.00	NA	$1.00	$1.00
NA	$542,694,954	NA	NA	NA
NA	542,715,456	NA	NA	NA
NA	$1.00	NA	NA	NA
NA	$19,984,270	NA	NA	NA
NA	19,985,087	NA	NA	NA
NA	$1.00	NA	NA	NA
$694,823,387	NA	NA	$135,000,921	$662,872,726
694,852,248	NA	NA	135,007,271	662,840,648
$1.00	NA	NA	$1.00	$1.00
NA	$2,097,990,246	NA	NA	NA
NA	2,098,070,456	NA	NA	NA
NA	$1.00	NA	NA	NA
$14,944,656,936	NA	$4,942,329,382	$5,307,358,875	NA
14,945,062,894	NA	4,942,298,098	5,307,622,016	NA
$1.00	NA	$1.00	$1.00	NA
NA	$668,893,563	NA	NA	NA
NA	668,919,466	NA	NA	NA
NA	$1.00	NA	NA	NA
$26,630,572,894	NA	NA	NA	NA
26,631,353,817	NA	NA	NA	NA
$1.00	NA	NA	NA	NA
$1,231,527,471	$576,713,716	$855,575,563	$2,226,264,127	$8,435,170,365
1,231,565,934	576,737,979	855,563,851	2,226,346,492	8,434,707,752
$1.00	$1.00	$1.00	$1.00	$1.00
NA	NA	NA	$91,298,855	$112,648,054
NA	NA	NA	91,302,185	112,644,165
NA	NA	NA	$1.00	$1.00

98 Wells Fargo Advantage Money Market Funds	Statements of Operations

	Cash Investment Money Market Fund		Government Money Market Fund
	Period Ended	Year Ended	Period Ended	Year Ended
	January 31, 2011[1]	February 28, 2010	January 31, 2011[1]	February 28, 2010

Investment income
Interest	$58,878,300	$126,283,780	$56,133,891	$104,269,629

Expenses
Investment advisory fee	16,541,950	21,496,405	24,492,830	33,948,997
Administration fees
Fund level	6,347,517	7,944,802	8,732,781	11,680,578
Class A	NA	NA	1,978,233	2,021,073
Class B	NA	NA	NA	NA
Class C	NA	NA	NA	NA
Administrator Class	761,668	1,292,052	575,650	1,117,215
Daily Class	NA	NA	NA	NA
Institutional Class	6,338,163	7,932,595	14,819,580	21,270,659
Investor Class	NA	NA	NA	NA
Select Class	1,862,267	2,071,534	NA	NA
Service Class	3,842,292	6,131,729	5,291,249	6,389,746
Sweep Class	NA	NA	185,095 [2]	NA
Shareholder servicing fees
Class A	NA	NA	1,935,838	2,248,061
Class B	NA	NA	NA	NA
Class C	NA	NA	NA	NA
Administrator Class	757,690	1,287,884	574,956	1,116,151
Daily Class	NA	NA	NA	NA
Investor Class	NA	NA	NA	NA
Service Class	7,899,245	12,774,436	10,996,055	13,311,970
Sweep Class	NA	NA	210,327 [2]	NA
Distribution fees
Class B	NA	NA	NA	NA
Class C	NA	NA	NA	NA
Daily Class	NA	NA	NA	NA
Sweep Class	NA	NA	294,458 [2]	NA
Custody and accounting fees	1,013,040	4,852,487	1,409,196	7,866,175
Professional fees	39,877	56,497	35,439	45,463
Registration fees	110,795	16,865	438,345	921,075
Shareholder report expenses	263,698	264,721	444,076	1,211,505
Trustees’ fees and expenses	9,766	16,578	10,901	16,578
Temporary guarantee program fees	0	4,231,788	0	7,029,251
Other fees and expenses	315,125	489,716	708,698	767,508

Total expenses	46,103,093	70,860,089	73,133,707	110,962,005
Less: Fee waivers and/or expense reimbursements	(10,637,536)	(13,525,113)	(23,880,552)	(34,613,797)

Net expenses	35,465,557	57,334,976	49,253,155	76,348,208

Net investment income	23,412,743	68,948,804	6,880,736	27,921,421

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) on unaffiliated securities	157,898	1,305,502	(173,048)	43,897
Net increase from payments by affiliate	3,791,000	0	0	0

Net realized gains (losses) on investments	3,948,898	1,305,502	(173,048)	43,897

Net change in unrealized gains (losses) on investments	0	0	0	0

Net realized and unrealized gains (losses) on investments	3,948,898	1,305,502	(173,048)	43,897

Net increase in net assets resulting from operations	$27,361,641	$70,254,306	$6,707,688	$27,965,318

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Class commenced operations on June 30, 2010.
The accompanying notes are an integral part of these financial statements.

Statements of Operations	Wells Fargo Advantage Money Market Funds 99

Heritage Money Market Fund			Money Market Fund			Prime Investment Money Market Fund
Period Ended		Year Ended	Period Ended		Year Ended	Period Ended	Year Ended
January 31, 2011[1]		February 28, 2010	January 31, 2011[1]		February 28, 2010	January 31, 2011[1]	February 28, 2010

$118,372,744		$110,623,609	$27,051,543		$50,552,938	$30,359,329	$60,766,894

34,653,341		23,454,325	20,211,976		21,549,255	8,878,847	11,823,975

11,780,934		8,532,176	3,473,942		3,701,987	3,982,629	5,043,053
NA		NA	10,521,249		14,043,719	NA	NA
NA		NA	1,125,472		1,784,064	NA	NA
NA		NA	28,567	[2]	NA	NA	NA
1,026,258		1,232,517	NA		NA	NA	NA
NA		NA	2,699,246	[2]	NA	NA	NA
8,245,095		6,783,166	NA		NA	6,246,166	8,293,461
NA		NA	1,668,328		2,232,640	NA	NA
9,035,871		5,497,141	NA		NA	NA	NA
877,246	[2]	NA	418,604	[2]	NA	1,285,367	1,748,579
NA		NA	NA		NA	NA	NA

NA		NA	11,349,527		15,957,225	NA	NA
NA		NA	1,272,927		2,024,893	NA	NA
NA		NA	30,374	[2]	NA	NA	NA
1,026,030		1,232,310	NA		NA	NA	NA
NA		NA	3,067,753	[2]	NA	NA	NA
NA		NA	1,610,039		2,028,791	NA	NA
1,827,524	[2]	NA	872,067	[2]	NA	2,677,188	3,642,872
NA		NA	NA		NA	NA	NA

NA		NA	3,836,836		6,082,035	NA	NA
NA		NA	97,362	[2]	NA	NA	NA
NA		NA	3,067,753	[2]	NA	NA	NA
NA		NA	NA		NA	NA	NA
1,869,841		4,890,347	506,231		1,882,119	544,337	2,595,523
38,260		49,369	22,283		52,718	37,781	55,553
325,160		259,225	165,345		14,793	126,576	18,116
82,955		170,666	560,596		1,020,050	131,849	102,778
11,780		16,578	11,829		16,578	9,766	16,578
0		1,641,181	0		4,073,039	0	3,024,404
228,677		429,723	212,057		178,099	198,169	243,051

71,028,972		54,188,724	66,830,363		76,642,005	24,118,675	36,607,943
(15,360,016)		(13,772,069)	(40,555,139)		(30,264,883)	(4,971,789)	(6,751,326)

55,668,956		40,416,655	26,275,224		46,377,122	19,146,886	29,856,617

62,703,788		70,206,954	776,319		4,175,816	11,212,443	30,910,277

506,131		344,536	(12,793,292)		(16,059,996)	155,696	191,889
942,000		0	12,385,000		16,267,085	0	0

1,448,131		344,536	(408,292)		207,089	155,696	191,889

0		0	15,379,410		19,484,069	0	0

1,448,131		344,536	14,971,118		19,691,158	155,696	191,889

$64,151,919		$70,551,490	$15,747,437		$23,866,974	$11,368,139	$31,102,166

100 Wells Fargo Advantage Money Market Funds	Statements of Operations

	Treasury Plus Money Market Fund			100% Treasury Money Market Fund
	Period Ended		Year Ended	Period Ended		Year Ended
	January 31, 2011[1]		February 28, 2010	January 31, 2011[1]		February 28, 2010

Investment income
Interest	$16,564,173		$14,098,334	$11,513,355		$12,397,059

Expenses
Investment advisory fee	8,508,852		8,158,338	20,914,445		18,591,325
Administration fees
Fund level	3,816,679		3,761,961	3,586,366		3,233,898
Class A	3,714,290		4,425,044	513,027		581,806
Administrator Class	138,518		128,460	287,922	[2]	NA
Institutional Class	4,143,057		4,191,681	NA		NA
Service Class	1,741,814		934,672	8,730,509		7,888,465
Sweep Class	113,715	[2]	NA	33,584	[2]	NA
Shareholder servicing fees
Class A	4,137,678		5,004,989	468,440		598,889
Administrator Class	137,515		127,506	286,784	[2]	NA
Service Class	3,620,590		1,942,205	18,130,027		16,370,751
Sweep Class	129,213	[2]	NA	38,155	[2]	NA
Distribution fees
Sweep Class	180,899	[2]	NA	53,418	[2]	NA
Custody and accounting fees	473,790		1,862,826	598,667		1,513,589
Professional fees	33,362		40,328	32,561		52,613
Registration fees	143,186		49,950	115,470		56,350
Shareholder report expenses	88,170		230,436	130,286		243,528
Trustees’ fees and expenses	11,780		16,578	13,538		16,578
Temporary guarantee program fees	0		491,717	0		473,514
Other fees and expenses	163,262		205,080	139,617		206,607

Total expenses	31,296,370		31,571,771	54,072,816		49,827,913
Less: Fee waivers and/or expense reimbursements	(15,815,423)		(18,976,361)	(43,343,160)		(38,114,498)

Net expenses	15,480,947		12,595,410	10,729,656		11,713,415

Net investment income	1,083,226		1,502,924	783,699		683,644

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) on unaffiliated securities	2		0	402,741		360,468
Net increase from payments by affiliate	3,159,000		0	0		0

Net realized gains on investments	3,159,002		0	402,741		360,468

Net increase in net assets resulting from operations	$4,242,228		$1,502,924	$1,186,440		$1,044,112

See footnotes on page 98.
The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

102 Wells Fargo Advantage Money Market Funds	Statements of Changes in Net Assets

	Cash Investment Money Market Fund
	Period Ended		Year Ended		Year Ended
	January 31, 2011[1]		February 28, 2010		February 28, 2009

Operations
Net investment income		$23,412,743		$68,948,804		$458,172,754
Net realized gains (losses) on investments		3,948,898		1,305,502		(894,668)

Net increase in net assets resulting from operations		27,361,641		70,254,306		457,278,086

Distributions to shareholders from
Net investment income
Class A		NA		NA		NA
Administrator Class		(283,173)		(3,197,134)		(36,501,427)
Institutional Class		(12,418,004)		(36,416,120)		(214,179,642)
Select Class		(10,392,091)		(21,381,205)		(77,020,427)
Service Class		(319,475)		(7,953,067)		(130,471,257)
Sweep Class		NA		NA		NA
Net realized gains
Class A		NA		NA		NA
Administrator Class		(3,449)		(17,127)		0
Institutional Class		(39,822)		(130,942)		0
Select Class		(28,406)		(64,816)		0
Service Class		(13,653)		(59,895)		0
Sweep Class		NA		NA		NA

Total distributions to shareholders		(23,498,073)		(69,220,306)		(458,172,753)

	Shares		Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	NA	NA	NA	NA	NA	NA
Administrator Class	5,107,054,074	5,107,054,074	2,254,684,919	2,254,684,919	3,338,902,124	3,338,902,124
Institutional Class	45,806,193,396	45,806,193,396	52,907,799,957	52,907,799,957	49,663,675,103	49,663,675,103
Select Class	52,309,085,388	52,309,085,388	32,433,686,427	32,433,686,427	25,697,956,688	25,697,956,688
Service Class	33,567,738,393	33,567,738,393	45,102,274,340	45,102,274,340	19,135,201,385	19,135,205,412
Sweep Class	NA	NA	NA	NA	NA	NA

		136,790,071,251		132,698,445,643		97,835,739,327

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Class commenced operations on June 30, 2010.
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Money Market Funds 103

Government Money Market Fund
Period Ended			Year Ended		Year Ended
January 31, 2011[1]			February 28, 2010		February 28, 2009

		$6,880,736		$27,921,421		$535,855,183
		(173,048)		43,897		0

		6,707,688		27,965,318		535,855,183

		(90,131)		(91,755)		(18,051,861)
		(57,540)		(315,227)		(22,654,121)
		(6,281,889)		(26,978,458)		(412,700,215)
		NA		NA		NA
		(441,454)		(535,979)		(82,448,985)
		(9,722)[2]		NA		NA

		(362)		(1,173)		0
		(185)		(1,273)		0
		(7,100)		(25,269)		0
		NA		NA		NA
		(1,640)		(6,849)		0
		(52)[2]		NA		NA

		(6,890,075)		(27,955,983)		(535,855,182)

Shares			Shares		Shares

1,799,814,679		1,799,814,679	372,562,738	372,562,738	497,947,772	497,947,772
7,166,336,947		7,166,336,947	6,962,786,773	6,962,786,773	6,463,393,720	6,463,393,720
149,069,477,734		149,069,477,734	151,931,715,902	151,931,715,902	194,237,357,815	194,237,357,815
NA		NA	NA	NA	NA	NA
35,059,498,304		35,059,498,304	31,167,330,727	31,167,330,727	38,386,241,975	38,386,241,975
347,512,112	[2]	347,512,112 [2]	NA	NA	NA	NA

		193,442,639,776		190,434,396,140		239,584,941,282

104 Wells Fargo Advantage Money Market Funds	Statements of Changes in Net Assets

	Cash Investment Money Market Fund
	Period Ended			Year Ended			Year Ended
	January 31, 2011[1]			February 28, 2010			February 28, 2009
Capital shares transactions (continued)

	Shares			Shares			Shares
Reinvestment of distributions
Class A	NA	$	NA	NA	$	NA	NA	$	NA
Administrator Class	240,723		240,723	2,808,526		2,808,526	31,423,024		31,423,024
Institutional Class	6,927,909		6,927,909	18,872,660		18,872,660	123,410,835		123,410,835
Select Class	8,102,833		8,102,833	3,522,975		3,522,975	56,173,206		56,173,206
Service Class	131,403		131,403	15,869,130		15,869,130	61,537,551		61,537,551
Sweep Class	NA		NA	NA		NA	NA		NA

			15,402,868			41,073,291			272,544,616

Payment for shares redeemed
Class A	NA		NA	NA		NA	NA		NA
Administrator Class	(5,355,821,692)		(5,355,821,692)	(2,659,762,118)		(2,659,762,118)	(4,204,392,641)		(4,204,392,641)
Institutional Class	(49,008,978,375)		(49,008,978,375)	(54,171,372,667)		(54,171,372,667)	(48,849,148,568)		(48,849,148,568)
Select Class	(49,620,548,019)		(49,620,548,019)	(34,780,768,334)		(34,780,768,334)	(25,046,213,433)		(25,046,213,433)
Service Class	(35,299,088,279)		(35,299,088,279)	(43,954,038,008)		(43,954,038,008)	(20,212,626,405)		(20,212,626,405)
Sweep Class	NA		NA	NA		NA	NA		NA

			(139,284,436,365)			(135,565,941,127)			(98,312,381,047)

Net asset value of shares issued in acquisitions
Class A	NA		NA	NA		NA	NA		NA
Institutional Class	2,576,607,084		2,572,517,911	NA		NA	NA		NA
Service Class	0		0	0		0	0		0
Sweep Class	NA		NA	NA		NA	NA		NA

			2,572,517,911			0			0

Net increase (decrease) in net assets resulting from capital share transactions			93,555,665			(2,826,422,193)			(204,097,104)

Total increase (decrease) in net assets			97,419,233			(2,825,388,193)			(204,991,771)

Net assets
Beginning of period			18,813,863,940			21,639,252,133			21,844,243,904

End of period			$18,911,283,173			$18,813,863,940			$21,639,252,133

Undistributed (overdistributed) net investment income			$(6,475)			$(6,470)			$(7,748)

See footnotes on page 102.
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Money Market Funds 105

Government Money Market Fund
Period Ended		Year Ended		Year Ended
January 31, 2011[1]		February 28, 2010		February 28, 2009

Shares		Shares		Shares

88,954	$88,954	91,388	$91,388	17,969,720	$17,969,720
26,226	26,226	168,503	168,503	12,735,719	12,735,719
2,809,820	2,809,820	13,377,226	13,377,226	216,904,092	216,904,092
NA	NA	NA	NA	NA	NA
36,315	36,315	65,367	65,367	12,105,979	12,105,979
9,774 [2]	9,774 [2]	NA	NA	NA	NA

	2,971,089		13,702,484		259,715,510

(2,006,438,358)	(2,006,438,358)	(697,095,949)	(697,095,949)	(1,335,660,176)	(1,335,660,176)
(7,407,543,227)	(7,407,543,227)	(7,954,771,554)	(7,954,771,554)	(6,640,270,464)	(6,640,270,464)
(151,297,225,953)	(151,297,225,953)	(173,677,551,165)	(173,677,551,165)	(175,325,662,671)	(175,325,662,671)
NA	NA	NA	NA	NA	NA
(33,933,581,717)	(33,933,581,717)	(32,914,867,678)	(32,914,867,678)	(38,405,597,921)	(38,405,597,921)
(389,336,456)[2]	(389,336,456)[2]	NA	NA	NA	NA

	(195,034,125,711)		(215,244,286,346)		(221,707,191,232)

507,981,859	507,924,424	0	0	0	0
1,324,050,351	1,323,902,436	0	0	0	0
99,516,216	99,469,544	0	0	0	0
169,606,962	169,618,707	NA	NA	NA	NA

	2,100,915,111		0		0

	512,400,265		(24,796,187,722)		18,137,465,560

	512,217,878		(24,796,178,387)		18,137,465,561

	26,822,717,006		51,618,895,393		33,481,429,832

	$27,334,934,884		$26,822,717,006		$51,618,895,393

	$(27,043)		$31,023		$31,021

106 Wells Fargo Advantage Money Market Funds	Statements of Changes in Net Assets

	Heritage Money Market Fund
	Period Ended			Year Ended		Year Ended
	January 31, 2011[1]			February 28, 2010		February 28, 2009

Operations
Net investment income			$62,703,788		$70,206,954		$162,859,917
Net realized gains (losses) on investments			1,448,131		344,536		39,462
Net realized gain on capital support agreement			0		0		314,806
Net change in unrealized appreciation of capital support agreement			0		0		1,083,837
Net change in unrealized gains (losses) on investments			0		0		(166,094)

Net increase in net assets resulting from operations			64,151,919		70,551,490		164,131,928

Distributions to shareholders from
Net investment income
Class A			NA		NA		NA
Class B			NA		NA		NA
Class C			NA		NA		NA
Administrator Class			(292,223)		(2,111,671)		(13,390,439)
Daily Class			NA		NA		NA
Institutional Class			(14,725,776)		(26,527,153)		(77,053,366)
Investor Class			NA		NA		NA
Select Class			(47,598,524)		(41,563,658)		(72,427,423)
Service Class			(87,265)[2]		NA		NA
Net realized gains
Class A			NA		NA		NA
Class B			NA		NA		NA
Administrator Class			(2,865)		(25,105)		(108,451)
Institutional Class			(43,512)		(140,895)		(84,183)
Investor Class			NA		NA		NA
Select Class			(80,550)		(339,065)		0
Service Class			(4,072)[2]		NA		NA

Total distributions to shareholders			(62,834,787)		(70,707,547)		(163,063,862)

	Shares			Shares		Shares
Capital shares transactions
Proceeds from shares sold
Class A	NA		NA	NA	NA	NA	NA
Class B	NA		NA	NA	NA	NA	NA
Class C	NA		NA	NA	NA	NA	NA
Administrator Class	2,460,151,577		2,460,151,577	5,342,787,207	5,342,787,207	2,349,413,290	2,349,413,290
Daily Class	NA		NA	NA	NA	NA	NA
Institutional Class	51,065,345,232		51,065,345,232	38,369,402,627	38,369,402,627	17,391,802,191	17,391,802,191
Investor Class	NA		NA	NA	NA	NA	NA
Select Class	151,485,998,729		151,485,998,729	88,025,965,787	88,025,965,787	20,239,801,901	20,239,801,901
Service Class	2,528,674,572	[2]	2,528,674,572 [2]	NA	NA	NA	NA

			207,540,170,110		131,738,155,621		39,981,017,382

See footnotes on page 102.
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Money Market Funds 107

Money Market Fund
Period Ended			Year Ended		Year Ended
January 31, 2011[1]			February 28, 2010		February 28, 2009

		$776,319		$4,175,816		$211,125,254
		(408,292)		207,089		(1,094,544)
		0		0		0
		0		0		0
		15,379,410		19,484,069		(25,758,290)

		15,747,437		23,866,974		184,272,420

		(467,318)		(3,393,805)		(180,061,437)
		(50,035)		(80,042)		(14,396,055)
		(1,645)[2]		NA		NA
		NA		NA		NA
		(152,204)[2]		NA		NA
		NA		NA		NA
		(63,394)		(701,288)		(16,667,762)
		NA		NA		NA
		(41,723)[2]		NA		NA

		0		0		(268,106)
		0		0		(37,205)
		NA		NA		NA
		NA		NA		NA
		0		0		(26,372)
		NA		NA		NA
		02		NA		NA

		(776,319)		(4,175,135)		(211,456,937)

Shares			Shares		Shares

3,802,546,469		3,802,546,469	2,932,633,470	2,932,633,470	5,746,863,613	5,746,864,409
824,615,875		824,615,875	928,457,413	928,457,413	1,410,480,981	1,410,480,981
5,009,393	[2]	5,009,393 [2]	NA	NA	NA	NA
NA		NA	NA	NA	NA	NA
8,494,124,953	[2]	8,494,124,953 [2]	NA	NA	NA	NA
NA		NA	NA	NA	NA	NA
288,916,090		288,916,090	380,245,373	380,245,373	730,678,181	730,678,302
NA		NA	NA	NA	NA	NA
1,504,488,495	[2]	1,504,488,495 [2]	NA	NA	NA	NA

		14,919,701,275		4,241,336,256		7,888,023,692

108 Wells Fargo Advantage Money Market Funds	Statements of Changes in Net Assets

	Heritage Money Market Fund
	Period Ended			Year Ended			Year Ended
	January 31, 2011[1]			February 28, 2010			February 28, 2009
	Shares			Shares			Shares
Capital shares transactions (continued)
Reinvestment of distributions
Class A	NA	$	NA	NA	$	NA	NA	$	NA
Class B	NA		NA	NA		NA	NA		NA
Class C	NA		NA	NA		NA	NA		NA
Administrator Class	100,779		100,779	1,025,956		1,025,956	8,563,225		8,563,225
Daily Class	NA		NA	NA		NA	NA		NA
Institutional Class	4,562,596		4,562,596	12,573,701		12,573,701	32,987,819		32,987,819
Investor Class	NA		NA	NA		NA	NA		NA
Select Class	28,303,847		28,303,847	25,785,354		25,785,354	47,385,727		47,385,727
Service Class	21,311 [2]		21,311 [2]	NA		NA	NA		NA

			32,988,533			39,385,011			88,936,771

Payment for shares redeemed
Class A	NA		NA	NA		NA	NA		NA
Class B	NA		NA	NA		NA	NA		NA
Class C	NA		NA	NA		NA	NA		NA
Administrator Class	(2,966,523,373)		(2,966,523,373)	(5,061,246,976)		(5,061,246,976)	(2,048,434,540)		(2,048,434,540)
Daily Class	NA		NA	NA		NA	NA		NA
Institutional Class	(50,573,905,288)		(50,573,905,288)	(36,448,408,534)		(36,448,408,534)	(13,142,360,607)		(13,142,360,607)
Investor Class	NA		NA	NA		NA	NA		NA
Select Class	(147,372,639,869)		(147,372,639,869)	(71,628,706,815)		(71,628,706,815)	(15,589,208,411)		(15,589,208,411)
Service Class	(2,593,348,482)[2]		(2,593,348,482)[2]	NA		NA	NA		NA

			(203,506,417,012)			(113,138,362,325)			(30,780,003,558)

Net asset value of shares issued in acquisitions
Class A	NA		NA	NA		NA	NA		NA
Class B	NA		NA	NA		NA	NA		NA
Class C	NA		NA	NA		NA	NA		NA
Daily Class	NA		NA	NA		NA	NA		NA
Institutional Class	6,653,453,383		6,650,861,250	0		0	0		0
Service Class	1,296,218,533		1,296,200,072	NA		NA	NA		NA

			7,947,061,322			0			0

Net increase (decrease) in net assets resulting from capital share transactions			12,013,802,953			18,639,178,307			9,289,950,595

Total increase (decrease) in net assets			12,015,120,085			18,639,022,250			9,291,018,661

Net assets
Beginning of period			31,486,460,603			12,847,438,353			3,556,419,692

End of period			$43,501,580,688			$31,486,460,603			$12,847,438,353

Undistributed (overdistributed) net investment income			$(519,010)			$4,473			$1

See footnotes on page 102.
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Money Market Funds 109

Money Market Fund
Period Ended		Year Ended		Year Ended
January 31, 2011[1]		February 28, 2010		February 28, 2009
Shares		Shares		Shares

465,402	$465,402	3,413,309	$3,413,309	179,764,099	$179,764,099
50,825	50,825	81,382	81,382	14,595,735	14,595,735
1,135 [2]	1,135 [2]	NA	NA	NA	NA
NA	NA	NA	NA	NA	NA
87,251 [2]	87,251 [2]	NA	NA	NA	NA
NA	NA	NA	NA	NA	NA
51,978	51,978	684,872	684,872	16,390,150	16,390,150
NA	NA	NA	NA	NA	NA
2,075 [2]	2,075 [2]	NA	NA	NA	NA

	658,666		4,179,563		210,749,984

(4,972,609,447)	(4,972,609,447)	(6,635,071,816)	(6,635,071,816)	(8,662,476,403)	(8,662,476,403)
(953,063,137)	(953,063,137)	(1,537,359,752)	(1,537,359,752)	(1,625,498,081)	(1,625,498,081)
(13,078,915)[2]	(13,078,915)[2]	NA	NA	NA	NA
NA	NA	NA	NA	NA	NA
(8,686,289,762)[2]	(8,686,289,762)[2]	NA	NA	NA	NA
NA	NA	NA	NA	NA	NA
(353,707,978)	(353,707,978)	(568,956,833)	(568,956,833)	(752,782,926)	(752,782,926)
NA	NA	NA	NA	NA	NA
(1,477,823,038)[2]	(1,477,823,038)[2]	NA	NA	NA	NA

	(16,456,572,277)		(8,741,388,401)		(11,040,757,410)

847,570,175	847,772,251	0	0	0	0
41,175,793	41,185,718	0	0	0	0
28,053,474	28,057,477	NA	NA	NA	NA
2,290,148,014	2,290,021,972	NA	NA	NA	NA
NA	NA	NA	NA	NA	NA
550,070,447	550,243,434	NA	NA	NA	NA

	3,757,280,852		0		0

	2,221,068,516		(4,495,872,582)		(2,941,983,734)

	2,236,039,634		(4,476,180,743)		(2,969,168,251)

	6,578,977,945		11,055,158,688		14,024,326,939

	$8,815,017,579		$6,578,977,945		$11,055,158,688

	$(482,582)		$680		$(1)

110 Wells Fargo Advantage Money Market Funds	Statements of Changes in Net Assets

	Prime Investment Money Market Fund
	Period Ended		Year Ended		Year Ended
	January 31, 2011[1]		February 28, 2010		February 28, 2009

Operations
Net investment income		$11,212,443		$30,910,277		$194,615,732
Net realized gains (losses) on investments		155,696		191,889		(25,184,437)
Net realized gain on capital support agreement		0		0		26,968,360
Net change in unrealized appreciation of capital support		0		0		17,341,096
Net change in unrealized gains (losses) on investments		0		0		(14,228,707)

Net increase in net assets resulting from operations		11,368,139		31,102,166		199,512,044

Distributions to shareholders from
Net investment income
Class A		NA		NA		NA
Administrator Class		NA		NA		NA
Institutional Class		(11,104,930)		(29,986,894)		(162,366,889)
Service Class		(107,513)		(922,105)		(33,217,896)
Sweep Class		NA		NA		NA
Net realized gains
Institutional Class		(104,612)		(289,017)		(766,699)
Service Class		(8,815)		(25,091)		(221,766)

Total distributions to shareholders		(11,325,870)		(31,223,107)		(196,573,250)

	Shares		Shares		Shares
Capital shares transactions
Proceeds from shares sold
Class A	NA	NA	NA	NA	NA	NA
Administrator Class	NA	NA	NA	NA	NA	NA
Institutional Class	59,603,512,646	59,603,512,646	88,393,755,276	88,393,755,276	73,064,512,821	73,064,512,821
Service Class	72,055,123,815	72,055,123,815	87,384,178,808	87,384,178,808	133,263,105,578	133,263,105,578
Sweep Class	NA	NA	NA	NA	NA	NA

		131,658,636,461		175,777,934,084		206,327,618,399

See footnotes on page 102.
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Money Market Funds 111

Treasury Plus Money Market Fund
Period Ended			Year Ended		Year Ended
January 31, 2011[1]			February 28, 2010		February 28, 2009

		$1,083,226		$1,502,924		$66,685,987
		3,159,002		0		0
		0		0		0
		0		0		0
		0		0		0

		4,242,228		1,502,924		66,685,987

		(168,872)		(202,070)		(19,300,283)
		(13,852)		(12,911)		(614,370)
		(749,161)		(1,209,797)		(35,734,600)
		(145,636)		(78,147)		(11,036,735)
		(5,705)[2]		NA		NA

		0		0		0
		0		0		0

		(1,083,226)		(1,502,925)		(66,685,988)

Shares			Shares		Shares

9,813,502,631		9,813,502,631	9,129,776,256	9,129,776,256	16,042,997,923	16,042,997,923
452,676,086		452,676,086	580,986,791	580,986,791	621,596,071	621,596,071
33,972,670,035		33,972,670,035	35,941,648,948	35,941,648,948	44,427,682,682	44,427,682,682
8,319,611,259		8,319,611,259	7,688,485,834	7,688,485,834	13,764,905,639	13,764,905,639
129,816,763	[2]	129,816,763 [2]	NA	NA	NA	NA

		52,688,276,774		53,340,897,829		74,857,182,315

112 Wells Fargo Advantage Money Market Funds	Statements of Changes in Net Assets

	Prime Investment Money Market Fund
	Period Ended			Year Ended			Year Ended
	January 31, 2011[1]			February 28, 2010			February 28, 2009
	Shares			Shares			Shares
Capital shares transactions (continued)
Reinvestment of distributions
Class A	NA	$	NA	NA	$	NA	NA	$	NA
Administrator Class	NA		NA	NA		NA	NA		NA
Institutional Class	3,141,542		3,141,542	10,209,420		10,209,420	51,231,205		51,231,205
Service Class	3,332		3,332	51,310		51,310	1,822,623		1,822,623
Sweep Class	NA		NA	NA		NA	NA		NA

			3,144,874			10,260,730			53,053,828

Payment for shares redeemed
Class A	NA		NA	NA		NA	NA		NA
Administrator Class	NA		NA	NA		NA	NA		NA
Institutional Class	(64,789,164,200)		(64,789,164,200)	(87,701,480,100)		(87,701,480,100)	(71,221,048,152)		(71,221,048,152)
Service Class	(72,100,051,190)		(72,100,051,190)	(87,710,524,485)		(87,710,524,485)	(133,441,145,857)		(133,441,145,857)
Sweep Class	NA		NA	NA		NA	NA		NA

			(136,889,215,390)			(175,412,004,585)			(204,662,194,009)

Net asset value of shares issued in acquisitions
Class A	NA		NA	NA		NA	NA		NA
Institutional Class	0		0	0		0	0		0
Service Class	0		0	0		0	0		0
Sweep Class	NA		NA	NA		NA	NA		NA

			0			0			0

Net increase (decrease) in net assets resulting from capital share transactions			(5,227,434,055)			376,190,229			1,716,478,218

Total increase (decrease) in net assets			(5,227,391,786)			376,069,288			1,721,417,012

Net assets
Beginning of period			11,025,296,731			10,649,227,443			8,927,810,131

End of period			$5,797,904,945			$11,025,296,731			$10,649,227,143

Undistributed (overdistributed) net investment income			$1,278			$1,278			$0

See footnotes on page 102.
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Money Market Funds 113

Treasury Plus Money Market Fund
Period Ended		Year Ended		Year Ended
January 31, 2011[1]		February 28, 2010		February 28, 2009
Shares		Shares		Shares

63,420	$63,420	71,085	$71,085	5,484,813	$5,484,813
13,731	13,731	12,674	12,674	613,450	613,450
232,649	232,649	530,506	530,506	14,105,020	14,105,020
14,960	14,960	8,743	8,743	948,304	948,304
5,705 [2]	5,705 [2]	NA	NA	NA	NA

	330,465		623,008		21,151,587

(9,650,275,158)	(9,650,275,158)	(10,011,375,553)	(10,011,375,553)	(16,202,411,965)	(16,202,411,965)
(497,703,527)	(497,703,527)	(533,401,775)	(533,401,775)	(489,786,230)	(489,786,230)
(36,042,906,467)	(36,042,906,467)	(36,943,126,319)	(36,943,126,319)	(42,300,759,328)	(42,300,759,328)
(8,387,318,907)	(8,387,318,907)	(7,848,817,003)	(7,848,817,003)	(14,090,636,543)	(14,090,636,543)
(181,259,627)[2]	(181,259,627)[2]	NA	NA	NA	NA

	(54,759,463,686)		(55,336,720,650)		(73,083,594,066)

142,146,383	141,953,899	0	0	0	0
3,285,966,433	3,284,567,301	0	0	0	0
1,591,650,644	1,590,081,984	0	0	0	0
142,739,344	142,590,103	NA	NA	NA	NA

	5,159,193,287		0		0

	3,088,336,840		(1,995,199,813)		1,794,739,836

	3,091,495,842		(1,995,199,814)		1,794,739,835

	6,574,492,761		8,569,692,575		6,774,952,740

	$9,665,988,603		$6,574,492,761		$8,569,692,575

	$(381,312)		$20,213		$20,214

114 Wells Fargo Advantage Money Market Funds	Statements of Changes in Net Assets

	100% Treasury Money Market Fund
	Period Ended			Year Ended		Year Ended
	January 31, 2011[1]			February 28, 2010		February 28, 2009

Operations
Net investment income			$783,699		$683,644		$55,720,253
Net realized gains on investments			402,741		360,468		2,323,870

Net increase in net assets resulting from operations			1,186,440		1,044,112		58,044,123

Distributions to shareholders from
Net investment income
Class A			(23,261)		(26,382)		(2,207,216)
Administrator Class			(31,383)[2]		NA		NA
Service Class			(727,528)		(657,259)		(53,513,039)
Sweep Class			(1,527)[2]		NA		NA
Net realized gains
Class A			(5,976)		(61,610)		(35,390)
Administrator Class			(16,757)[2]		NA		NA
Service Class			(225,828)		(1,569,437)		(976,855)
Sweep Class			(1,348)[2]		NA		NA

Total distributions to shareholders			(1,033,608)		(2,314,688)		(56,732,500)

	Shares			Shares		Shares
Capital shares transactions
Proceeds from shares sold
Class A	344,729,879		344,729,879	373,885,007	373,885,007	792,379,687	792,379,687
Administrator Class	1,512,300,388	[2]	1,512,300,388 [2]	NA	NA	NA	NA
Select Class	NA		NA	NA	NA	NA	NA
Service Class	37,849,862,686		37,849,862,686	18,506,252,685	18,506,252,685	36,467,163,543	36,467,177,144
Sweep Class	204,563,566	[2]	204,563,566 [2]	NA	NA	NA	NA

			39,911,456,519		18,880,137,692		37,259,556,831

Reinvestment of distributions
Class A	28,088		28,088	85,089	85,089	2,185,272	2,185,272
Administrator Class	25,081	[2]	25,081 [2]	NA	NA	NA	NA
Service Class	368,241		368,241	757,091	757,091	9,944,383	9,944,383
Sweep Class	2,875	[2]	2,875 [2]	NA	NA	NA	NA

			424,285		842,180		12,129,655

Payment for shares redeemed
Class A	(391,614,560)		(391,614,560)	(407,974,452)	(407,974,452)	(786,394,353)	(786,394,353)
Administrator Class	(1,356,794,570)[2]		(1,356,794,570)[2]	NA	NA	NA	NA
Service Class	(37,668,051,986)		(37,668,051,986)	(17,985,525,624)	(17,985,525,624)	(34,876,231,697)	(34,876,231,697)
Sweep Class	(91,922,276)[2]		(91,922,276)[2]	NA	NA	NA	NA

			(39,508,383,392)		(18,393,500,076)		(35,662,626,050)

Net asset value of shares issued in acquisition
Administrator Class	507,309,749		507,326,387	NA	NA	NA	NA
Service Class	91,148,028		91,202,804	0	0	0	0

			598,529,191		0		0

Net increase in net assets resulting from capital share transactions			1,002,026,603		487,479,796		1,609,060,436

Total increase in net assets			1,002,179,435		486,209,220		1,610,372,059

Net assets
Beginning of period			8,434,011,094		7,947,801,874		6,337,429,815

End of period			$9,436,190,529		$8,434,011,094		$7,947,801,874

Undistributed (overdistributed) net investment income			$(5,010)		$0		$203,584

See footnotes on page 102.
The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

116 Wells Fargo Advantage Money Market Funds	Financial Highlights

	Beginning			Net Realized		Distributions
	Net Asset	Net		and Unrealized		from Net
	Value Per	Investment		Gains (Losses)		Investment
	Share	Income		on Investments		Income

Cash Investment Money Market Fund
Administrator Class
March 1, 2010 to January 31, 2011[3]	$1.00	0.00	[2]	0.00	[2]	(0.00)[2]
March 1, 2009 to February 28, 2010	$1.00	0.00	[2]	0.00		(0.00)[2]
March 1, 2008 to February 28, 2009	$1.00	0.02		0.00		(0.02)
March 1, 2007 to February 29, 2008	$1.00	0.05		0.00		(0.05)
March 1, 2006 to February 28, 2007	$1.00	0.05		0.00		(0.05)
April 1, 2005 to February 28, 2006[4]	$1.00	0.03		0.00		(0.03)

Institutional Class
March 1, 2010 to January 31, 2011[3]	$1.00	0.00	[2]	0.00	[2]	(0.00)[2]
March 1, 2009 to February 28, 2010	$1.00	0.00	[2]	0.00		(0.00)[2]
March 1, 2008 to February 28, 2009	$1.00	0.02		0.00		(0.02)
March 1, 2007 to February 29, 2008	$1.00	0.05		0.00		(0.05)
March 1, 2006 to February 28, 2007	$1.00	0.05		0.00		(0.05)
April 1, 2005 to February 28, 2006[4]	$1.00	0.03		0.00		(0.03)

Select Class
March 1, 2010 to January 31, 2011[3]	$1.00	0.00	[2]	0.00	[2]	(0.00)[2]
March 1, 2009 to February 28, 2010	$1.00	0.00	[2]	0.00		(0.00)[2]
March 1, 2008 to February 28, 2009	$1.00	0.02		0.00		(0.02)
June 29, 2007[5] to February 29, 2008	$1.00	0.03		0.00		(0.03)

Service Class
March 1, 2010 to January 31, 2011[3]	$1.00	0.00	[2]	0.00	[2]	(0.00)[2]
March 1, 2009 to February 28, 2010	$1.00	0.00	[2]	0.00		(0.00)[2]
March 1, 2008 to February 28, 2009	$1.00	0.02		0.00		(0.02)
March 1, 2007 to February 29, 2008	$1.00	0.05		0.00		(0.05)
March 1, 2006 to February 28, 2007	$1.00	0.05		0.00		(0.05)
April 1, 2005 to February 28, 2006[4]	$1.00	0.03		0.00		(0.03)

Government Money Market Fund

Administrator Class
March 1, 2010 to January 31, 2011[3]	$1.00	0.00	[2]	(0.00)[2]		(0.00)[2]
March 1, 2009 to February 28, 2010	$1.00	0.00	[2]	0.00		(0.00)[2]
March 1, 2008 to February 28, 2009	$1.00	0.01		0.00		(0.01)
March 1, 2007 to February 29, 2008	$1.00	0.04		0.00		(0.04)
March 1, 2006 to February 28, 2007	$1.00	0.05		0.00		(0.05)
April 1, 2005 to February 28, 2006[4]	$1.00	0.03		0.00		(0.03)

Institutional Class
March 1, 2010 to January 31, 2011[3]	$1.00	0.00	[2]	(0.00)[2]		(0.00)[2]
March 1, 2009 to February 28, 2010	$1.00	0.00	[2]	0.00		(0.00)[2]
March 1, 2008 to February 28, 2009	$1.00	0.01		0.00		(0.01)
March 1, 2007 to February 29, 2008	$1.00	0.04		0.00		(0.04)
March 1, 2006 to February 28, 2007	$1.00	0.05		0.00		(0.05)
April 1, 2005 to February 28, 2006[4]	$1.00	0.03		0.00		(0.03)

Service Class
March 1, 2010 to January 31, 2011[3]	$1.00	0.00	[2]	(0.00)[2]		(0.00)[2]
March 1, 2009 to February 28, 2010	$1.00	0.00	[2]	0.00		(0.00)[2]
March 1, 2008 to February 28, 2009	$1.00	0.01		0.00		(0.01)
March 1, 2007 to February 29, 2008	$1.00	0.04		0.00		(0.04)
March 1, 2006 to February 28, 2007	$1.00	0.05		0.00		(0.05)
April 1, 2005 to February 28, 2006[4]	$1.00	0.03		0.00		(0.03)

1.	Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

2.	Amount represents less than $0.005 per share.

3.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

4.	The Fund changed its fiscal year end from March 31 to February 28.

5.	Commencement of class operations

6.	The Fund changed its fiscal year end from October 31 to February 28.
The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Money Market Funds 117

Distributions	Ending
from Net	Net Asset	Ratio to Average Net Assets (Annualized)				Net Assets at
Realized	Value Per	Net Investment	Gross	Net	Total	End of Period
Gains	Share	Income	Expenses	Expenses	Return[1]	(000’s omitted)

(0.00)[2]	$1.00	0.04%	0.35%	0.32%	0.03%	$764,595
(0.00)[2]	$1.00	0.25%	0.38%	0.34%	0.24%	$1,013,058
0.00	$1.00	2.23%	0.38%	0.34%	2.19%	$1,415,264
0.00	$1.00	4.77%	0.37%	0.33%	4.92%	$2,249,470
0.00	$1.00	4.87%	0.37%	0.35%	4.96%	$1,364,223
0.00	$1.00	3.37%	0.37%	0.35%	3.06%	$1,150,617

(0.00)[2]	$1.00	0.16%	0.23%	0.20%	0.15%	$8,268,232
(0.00)[2]	$1.00	0.37%	0.26%	0.22%	0.36%	$8,887,844
0.00	$1.00	2.28%	0.26%	0.21%	2.32%	$10,132,093
0.00	$1.00	4.94%	0.25%	0.20%	5.06%	$9,194,540
0.00	$1.00	5.01%	0.25%	0.20%	5.12%	$7,830,847
0.00	$1.00	3.50%	0.25%	0.20%	3.21%	$6,497,267

(0.00)[2]	$1.00	0.22%	0.19%	0.13%	0.21%	$7,593,851
(0.00)[2]	$1.00	0.41%	0.22%	0.15%	0.43%	$4,897,725
0.00	$1.00	2.29%	0.23%	0.15%	2.40%	$3,733,381
0.00	$1.00	4.81%	0.20%	0.13%	3.31%	$3,025,485

(0.00)[2]	$1.00	0.01%	0.52%	0.35%	0.01%	$2,284,605
(0.00)[2]	$1.00	0.16%	0.56%	0.46%	0.14%	$4,015,237
0.00	$1.00	1.99%	0.56%	0.52%	2.02%	$6,358,514
0.00	$1.00	4.64%	0.54%	0.50%	4.75%	$7,374,749
0.00	$1.00	4.71%	0.54%	0.50%	4.80%	$6,328,867
0.00	$1.00	3.12%	0.54%	0.50%	2.92%	$5,793,762

(0.00)[2]	$1.00	0.01%	0.35%	0.21%	0.01%	$547,278
(0.00)[2]	$1.00	0.03%	0.39%	0.28%	0.02%	$788,478
0.00	$1.00	1.42%	0.37%	0.36%	1.50%	$1,780,294
0.00	$1.00	4.55%	0.37%	0.35%	4.68%	$1,944,435
0.00	$1.00	4.82%	0.37%	0.35%	4.92%	$1,179,768
0.00	$1.00	3.33%	0.38%	0.35%	3.05%	$876,234

(0.00)[2]	$1.00	0.03%	0.23%	0.20%	0.03%	$19,760,296
(0.00)[2]	$1.00	0.10%	0.27%	0.21%	0.08%	$20,661,470
0.00	$1.00	1.42%	0.26%	0.22%	1.65%	$42,393,921
0.00	$1.00	4.54%	0.25%	0.20%	4.83%	$23,265,323
0.00	$1.00	5.00%	0.25%	0.20%	5.07%	$7,766,684
0.00	$1.00	3.45%	0.26%	0.20%	3.19%	$4,508,755

(0.00)[2]	$1.00	0.01%	0.52%	0.22%	0.01%	$5,820,697
(0.00)[2]	$1.00	0.01%	0.56%	0.28%	0.01%	$4,595,307
0.00	$1.00	1.31%	0.54%	0.51%	1.35%	$6,342,777
0.00	$1.00	4.42%	0.54%	0.50%	4.52%	$6,350,025
0.00	$1.00	4.66%	0.54%	0.50%	4.76%	$5,656,867
0.00	$1.00	3.13%	0.55%	0.50%	2.91%	$5,350,480

118 Wells Fargo Advantage Money Market Funds	Financial Highlights

	Beginning			Net Realized		Distributions
	Net Asset	Net		and Unrealized		from Net
	Value Per	Investment		Gains (Losses)		Investment
	Share	Income		on Investments		Income

Heritage Money Market Fund

Administrator Class
March 1, 2010 to January 31, 2011[3]	$1.00	0.00	[2]	0.00	[2]	(0.00)[2]
March 1, 2009 to February 28, 2010	$1.00	0.00	[2]	0.00		(0.00)[2]
March 1, 2008 to February 28, 2009	$1.00	0.02		0.00		(0.02)
March 1, 2007 to February 29, 2008	$1.00	0.05		0.00		(0.05)
March 1, 2006 to February 28, 2007	$1.00	0.05		0.00		(0.05)
November 1, 2005 to February 28, 2006[6]	$1.00	0.01		0.00		(0.01)

Institutional Class
March 1, 2010 to January 31, 2011[3]	$1.00	0.00	[2]	0.00	[2]	(0.00)[2]
March 1, 2009 to February 28, 2010	$1.00	0.00	[2]	0.00		(0.00)[2]
March 1, 2008 to February 28, 2009	$1.00	0.02		0.00		(0.02)
March 1, 2007 to February 29, 2008	$1.00	0.05		0.00		(0.05)
March 1, 2006 to February 28, 2007	$1.00	0.05		0.00		(0.05)
November 1, 2005 to February 28, 2006[6]	$1.00	0.01		0.00		(0.01)

Select Class
March 1, 2010 to January 31, 2011[3]	$1.00	0.00	[2]	0.00	[2]	(0.00)[2]
March 1, 2009 to February 28, 2010	$1.00	0.00	[2]	0.00		(0.00)[2]
March 1, 2008 to February 28, 2009	$1.00	0.02		0.00		(0.02)
June 29, 2007[5] to February 29, 2008	$1.00	(0.03)		0.06		(0.03)

Service Class
June 30, 2010[5] to January 31, 2011	$1.00	0.00	[2]	0.00		(0.00)[2]

Money Market Fund

Service Class
June 30, 2010[5] to January 31, 2011	$1.00	0.00	[2]	0.00	[2]	(0.00)[2]

Prime Investment Money Market Fund

Institutional Class
March 1, 2010 to January 31, 2011[3]	$1.00	0.00	[2]	0.00	[2]	(0.00)[2]
March 1, 2009 to February 28, 2010	$1.00	0.00	[2]	0.00		(0.00)[2]
March 1, 2008 to February 28, 2009	$1.00	0.02		0.00		(0.02)
March 1, 2007 to February 29, 2008	$1.00	0.05		0.00		(0.05)
March 1, 2006 to February 28, 2007	$1.00	0.05		0.00		(0.05)
April 1, 2005 to February 28, 2006[4]	$1.00	0.03		0.00		(0.03)

Service Class
March 1, 2010 to January 31, 2011[3]	$1.00	0.00	[2]	0.00	[2]	(0.00)[2]
March 1, 2009 to February 28, 2010	$1.00	0.00	[2]	0.00		(0.00)[2]
March 1, 2008 to February 28, 2009	$1.00	0.02		0.00		(0.02)
March 1, 2007 to February 29, 2008	$1.00	0.05		0.00		(0.05)
March 1, 2006 to February 28, 2007	$1.00	0.05		0.00		(0.05)
April 1, 2005 to February 28, 2006[4]	$1.00	0.03		0.00		(0.03)

Treasury Plus Money Market Fund

Administrator Class
March 1, 2010 to January 31, 2011[3]	$1.00	0.00	[2]	0.00	[2]	(0.00)[2]
March 1, 2009 to February 28, 2010	$1.00	0.00	[2]	0.00		(0.00)[2]
March 31, 2008[5] to February 28, 2009	$1.00	0.01		0.00		(0.01)

Institutional Class
March 1, 2010 to January 31, 2011[3]	$1.00	0.00	[2]	0.00	[2]	(0.00)[2]
March 1, 2009 to February 28, 2010	$1.00	0.00	[2]	0.00		(0.00)[2]
March 1, 2008 to February 28, 2009	$1.00	0.01		0.00		(0.01)
March 1, 2007 to February 29, 2008	$1.00	0.04		0.00		(0.04)
March 1, 2006 to February 28, 2007	$1.00	0.05		0.00		(0.05)
April 1, 2005 to February 28, 2006[4]	$1.00	0.03		0.00		(0.03)

Service Class
March 1, 2010 to January 31, 2011[3]	$1.00	0.00	[2]	0.00	[2]	(0.00)[2]
March 1, 2009 to February 28, 2010	$1.00	0.00	[2]	0.00		(0.00)[2]
March 1, 2008 to February 28, 2009	$1.00	0.01		0.00		(0.01)
March 1, 2007 to February 29, 2008	$1.00	0.04		0.00		(0.04)
March 1, 2006 to February 28, 2007	$1.00	0.05		0.00		(0.05)
April 1, 2005 to February 28, 2006[4]	$1.00	0.03		0.00		(0.03)
See footnotes on page 116.
The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Money Market Funds 119

Distributions	Ending
from Net	Net Asset	Ratio to Average Net Assets (Annualized)				Net Assets at
Realized	Value Per	Net Investment	Gross	Net	Total	End of Period
Gains	Share	Income	Expenses	Expenses	Return[1]	(000’s omitted)

(0.00)[2]	$1.00	0.03%	0.34%	0.31%	0.03%	$694,823
(0.00)[2]	$1.00	0.17%	0.37%	0.33%	0.21%	$1,201,158
(0.00)[2]	$1.00	2.09%	0.38%	0.34%	2.19%	$918,595
0.00	$1.00	4.68%	0.38%	0.34%	4.90%	$608,865
0.00	$1.00	4.80%	0.40%	0.38%	4.91%	$287,293
0.00	$1.00	3.91%	0.40%	0.38%	1.29%	$288,971

(0.00)[2]	$1.00	0.14%	0.22%	0.20%	0.13%	$14,944,657
(0.00)[2]	$1.00	0.31%	0.25%	0.21%	0.33%	$7,795,659
(0.00)[2]	$1.00	2.09%	0.27%	0.22%	2.32%	$5,862,075
0.00	$1.00	4.77%	0.26%	0.20%	5.06%	$1,579,225
0.00	$1.00	4.98%	0.28%	0.18%	5.12%	$353,755
0.00	$1.00	4.13%	0.28%	0.18%	1.36%	$419,084

(0.00)[2]	$1.00	0.21%	0.18%	0.13%	0.19%	$26,630,573
(0.00)[2]	$1.00	0.30%	0.20%	0.14%	0.40%	$22,489,644
0.00	$1.00	2.14%	0.23%	0.15%	2.40%	$6,066,768
0.00	$1.00	4.58%	0.22%	0.13%	3.30%	$1,368,330

(0.00)[2]	$1.00	0.01%	0.51%	0.34%	0.01%	$1,231,527

0.00	$1.00	0.01%	0.69%	0.35%	0.01%	$576,714

(0.00)[2]	$1.00	0.13%	0.24%	0.20%	0.13%	$4,942,329
(0.00)[2]	$1.00	0.29%	0.27%	0.22%	0.30%	$10,124,807
(0.00)[2]	$1.00	2.13%	0.28%	0.23%	2.22%	$9,422,441
0.00	$1.00	4.87%	0.25%	0.20%	4.99%	$7,525,254
0.00	$1.00	5.06%	0.26%	0.20%	5.10%	$7,088,329
0.00	$1.00	3.46%	0.26%	0.20%	3.23%	$2,889,532

(0.00)[2]	$1.00	0.01%	0.53%	0.33%	0.01%	$855,576
(0.00)[2]	$1.00	0.06%	0.56%	0.45%	0.07%	$900,490
(0.00)[2]	$1.00	1.83%	0.57%	0.57%	1.87%	$1,226,787
0.00	$1.00	4.55%	0.55%	0.55%	4.63%	$1,402,557
0.00	$1.00	4.64%	0.55%	0.55%	4.74%	$1,190,293
0.00	$1.00	3.18%	0.55%	0.55%	2.90%	$1,332,129

0.00	$1.00	0.01%	0.36%	0.18%	0.01%	$135,001
0.00	$1.00	0.01%	0.38%	0.16%	0.01%	$180,021
0.00	$1.00	0.73%	0.39%	0.30%	0.84%	$132,423

0.00	$1.00	0.01%	0.24%	0.18%	0.01%	$5,307,359
0.00	$1.00	0.02%	0.26%	0.15%	0.02%	$4,091,490
0.00	$1.00	0.81%	0.28%	0.20%	1.08%	$5,092,437
0.00	$1.00	4.19%	0.26%	0.20%	4.45%	$2,951,408
0.00	$1.00	4.93%	0.26%	0.20%	5.01%	$1,822,046
0.00	$1.00	3.29%	0.26%	0.20%	3.07%	$1,166,102

0.00	$1.00	0.01%	0.52%	0.19%	0.01%	$2,226,264
0.00	$1.00	0.01%	0.55%	0.17%	0.01%	$702,363
0.00	$1.00	0.93%	0.56%	0.41%	0.88%	$862,686
0.00	$1.00	4.11%	0.55%	0.50%	4.14%	$1,187,468
0.00	$1.00	4.61%	0.55%	0.50%	4.70%	$1,283,813
0.00	$1.00	2.99%	0.55%	0.50%	2.78%	$940,104

120 Wells Fargo Advantage Money Market Funds	Financial Highlights

	Beginning			Net Realized	Distributions
	Net Asset	Net		and Unrealized	from Net
	Value Per	Investment		Gains (Losses)	Investment
	Share	Income		on Investments	Income

100% Treasury Money Market Fund

Administrator Class
June 30, 2010[5] to January 31, 2011	$1.00	0.00	[2]	0.00 [2]	(0.00)[2]

Service Class
March 1, 2010 to January 31, 2011[3]	$1.00	0.00	[2]	0.00 [2]	(0.00)[2]
March 1, 2009 to February 28, 2010	$1.00	0.00	[2]	0.00	(0.00)[2]
March 1, 2008 to February 28, 2009	$1.00	0.01		0.00	(0.01)
March 1, 2007 to February 29, 2008	$1.00	0.04		0.00	(0.04)
March 1, 2006 to February 28, 2007	$1.00	0.04		0.00	(0.04)
April 1, 2005 to February 28, 2006[4]	$1.00	0.03		0.00	(0.03)
See footnotes on page 116.
The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Money Market Funds 121

Distributions	Ending
from Net	Net Asset	Ratio to Average Net Assets (Annualized)				Net Assets at
Realized	Value Per	Net Investment	Gross	Net	Total	End of Period
Gains	Share	Income	Expenses	Expenses	Return[1]	(000’s omitted)

(0.00)[2]	$1.00	0.01%	0.52%	0.14%	0.01%	$662,873

(0.00)[2]	$1.00	0.01%	0.70%	0.14%	0.01%	$8,435,170
(0.00)[2]	$1.00	0.01%	0.73%	0.17%	0.03%	$8,161,612
(0.00)[2]	$1.00	0.74%	0.73%	0.46%	0.86%	$7,641,351
0.00	$1.00	3.85%	0.73%	0.50%	3.97%	$6,039,209
0.00	$1.00	4.36%	0.74%	0.50%	4.44%	$4,049,964
0.00	$1.00	2.89%	0.73%	0.50%	2.64%	$3,581,797

122 Wells Fargo Advantage Money Market Funds	Notes to Financial Statements
1. ORGANIZATION
Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following funds: Wells Fargo Advantage Cash Investment Money Market Fund (“Cash Investment Money Market Fund”), Wells Fargo Advantage Government Money Market Fund (“Government Money Market Fund”), Wells Fargo Advantage Heritage Money Market Fund (“Heritage Money Market Fund”), Wells Fargo Advantage Money Market Fund (“Money Market Fund”), Wells Fargo Advantage Prime Investment Money Market Fund (“Prime Investment Money Market Fund”), Wells Fargo Advantage Treasury Plus Money Market Fund (“Treasury Plus Money Market Fund” ) and Wells Fargo Advantage 100% Treasury Money Market Fund (“100% Treasury Money Market Fund”) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Funds should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.
Securities valuation
As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.
Repurchase agreements
The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked-to- market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.
The timing and character of distributions made during the period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are

Notes to Financial Statements	Wells Fargo Advantage Money Market Funds 123
permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications. At January 31, 2011, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statements of Assets and Liabilities:

		Accumulated Net
	Undistributed	Realized Gains
	(Overdistributed) Net	(Losses)
	Investment Income	on Investments	Paid-in Capital
Cash Investment Money Market Fund	$0	$(3,791,000)	$3,791,000
Government Money Market Fund	13,229	(13,229)	0
Heritage Money Market Fund	0	(942,000)	942,000
Treasury Plus Money Market Fund	0	(3,159,000)	3,159,000
Federal and other taxes
Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.
At January 31, 2011, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were as follows:

	Expiration
	2013	2016	2017	2018	2019
Cash Investment Money Market Fund	$0	$0	$0	$3,975,892	$0
Government Money Market Fund	0	10,880	134,086	0	184,766
Heritage Money Market Fund	0	0	9,266,371	0	0
Money Market Fund	0	0	4,039,774	0	408,286
Treasury Plus Money Market Fund	2,212,624	0	19,571	0	0
Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.
At January 31, 2011, Government Money Market Fund had $1,511 of current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year.
Class allocations
The separate classes of shares offered by each Fund differ principally in distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

124 Wells Fargo Advantage Money Market Funds	Notes to Financial Statements
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
▪	Level 1 — quoted prices in active markets for identical securities

▪	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

▪	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2011, all of the Funds’ investments in securities carried at fair value were designated as Level 2 inputs since the primary inputs include credit quality of the issuer and short-term interest rated which are observable. Further details on the major security types can be found in each Fund’s Portfolio of Investments.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Money Market Fund:

Commercial paper
Balance as of February 28, 2010	$24,054,974
Accrued discounts (premiums)	0
Realized gains (losses)	(12,920,449)
Change in unrealized gains (losses)	15,379,410
Purchases	0
Sales	(26,513,935)
Transfers into Level 3	0
Transfers out Level 3	0
Balance as of January 31, 2011	$0
Change in unrealized gains (losses) included in earnings relating to securities still held at January 31, 2011	$0
4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES
Investment advisory fees
The Trust has entered into an investment advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The investment adviser is responsible for implementing investment policies and guidelines and for supervising the investment sub-adviser, who is responsible for day-to-day portfolio management of the Funds.
Pursuant to the contract, for each Fund except Money Market Fund and 100% Treasury Money Market Fund, Funds Management is paid at an annual rate of 0.10% of each Fund’s average daily net assets. Funds Management is paid an annual advisory fee starting at 0.30% and declining to 0.20% as the average daily net assets increases for Money Market Fund and 100% Treasury Money Market Fund. Prior to July 1, 2010, Money Market Fund and 100% Treasury Money Market Fund paid an annual advisory fee which started at 0.30% and declined to 0.25% as the average daily net assets increased. For the period ended January 31, 2011, the investment advisory fee for Money Market Fund and 100% Treasury Money Market Fund was equivalent to an annual rate of 0.27% and 0.27%, respectively.

Notes to Financial Statements	Wells Fargo Advantage Money Market Funds 125
Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management to the Funds. Wells Capital Management Incorporated, an affiliate of Funds Management, is the investment sub-adviser to the Funds. The investment sub-adviser is paid an annual investment sub-advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of each Fund increase. The fees related to investment sub-advisory services are borne directly by the investment adviser and do not increase the overall fees paid by a Fund to the investment adviser.
On November 29, 2010, the following Funds received contributions from Funds Management in order to support the mark-to-market net asset value of each Fund. This action was voluntary and was not necessary to maintain the $1.00 per share net asset value of these Funds at which shareholders transact, but was taken to address potential shareholder concerns due to regulatory changes that require all money market funds to make public their mark-to-market net asset values out to four decimal places. This voluntary action does not obligate Funds Management, implicitly or otherwise, to take similar action to support these or other funds in the future. All Wells Fargo Advantage Money Market funds have continually maintained their $1.00 per share net asset value since their inception. The contributions did not have any impact on the performance of each applicable Fund.

Contribution
Cash Investment Money Market Fund	$3,791,000
Heritage Money Market Fund	942,000
Money Market Fund	12,385,000
Treasury Plus Money Market Fund	3,159,000
On September 11, 2009, Wells Fargo purchased $33,198,464 of securities from the Money Market Fund at amortized cost (a price in excess of the securities’ current fair value on that date). The excess of purchase price over the current fair value amounted to $16,267,085 and is reflected in the Statements of Operations as a payment by affiliate for losses realized on unaffiliated securities.
Administration and transfer agent fees
The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from each Fund the following annual fees:

		Administration
		Fees (% of
	Average Daily	Average Daily
	Net Assets	Net Assets)
Fund level	First $5 billion	0.05%
	Next $5 billion	0.04
	Over $10 billion	0.03
Class A, Class B, Class C, Daily Class and Sweep Class	All asset levels	0.22
Administrator Class	All asset levels	0.10
Institutional Class	All asset levels	0.08
Investor Class	All asset levels	0.25 *
Select Class	All asset levels	0.04
Service Class	All asset levels	0.12

*	Prior to July 1, 2010, the class-level administration fee for Investor Class was 0.27%.
Funds Management and/or EIMC contractually and voluntarily waived and/or reimbursed advisory and administration fee to the extent necessary to maintain certain net operating expense ratios for the Funds. Waiver of fees and/or reimbursement of expenses by Funds Management and/or EIMC were made first from fund level expenses on a proportionate basis and then from class specific expenses.
Distribution fees
The Trust has adopted a Distribution Plan for Class B, Class C, Daily Class and Sweep Class shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B, Class C, Daily Class and Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares, 0.25% of the average daily net assets for Daily Class shares and 0.35% of the average daily net assets for Sweep Class shares.

126 Wells Fargo Advantage Money Market Funds	Notes to Financial Statements
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Daily Class, Investor Class, Service Class and Sweep Class of each applicable Fund is charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.
A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.
5. ACQUISITIONS
After the close of business on November 5, 2010, Cash Investment Money Market Fund acquired the net assets of Wells Fargo Advantage Money Market Trust. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Existing shareholders of Wells Fargo Advantage Money Market Trust received Institutional Class shares of Cash Investment Money Market Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of Wells Fargo Advantage Money Market Trust for 2,576,607,084 shares of Cash Investment Money Market Fund valued at $2,572,517,911 at an exchange ratio of 1.00 for Institutional Class shares. The investment portfolio of Wells Fargo Advantage Money Market Trust with a fair value of $2,621,390,044 and amortized cost of $2,621,390,044 at November 5, 2010 were the principal assets acquired by Cash Investment Money Market Fund. The aggregate net assets of Wells Fargo Advantage Money Market Trust and Cash Investment Money Market Fund immediately prior to the acquisition were $2,572,517,911 and $16,493,176,644, respectively. The aggregate net assets of Cash Investment Money Market Fund immediately after the acquisition were $19,065,694,555. For financial reporting purposes, assets received and shares issued by Cash Investment Money Market Fund were recorded at fair value; however, the cost basis of the investments received from Wells Fargo Advantage Money Market Trust was carried forward to align ongoing reporting of Cash Investment Money Market Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed March 1, 2010, the beginning of the annual reporting period for Cash Investment Money Market Fund, the pro forma results of operations for the period ended January 31, 2011 would have been:

Net investment income	$25,883,533
Net realized losses on investments	$(3,855,630)
Net increase in net assets resulting from operations	$22,027,903
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Wells Fargo Advantage Money Market Trust that have been included in Cash Investment Money Market Fund’s Statement of Operations since November 8, 2010.
After the close of business on July 9, 2010, Government Money Market Fund acquired the net assets of Evergreen U.S. Government Money Market Fund and Evergreen Institutional U.S. Government Money Market Fund. The purpose of the transactions was to combine three funds with similar investment objectives and strategies. The acquisitions were accomplished by a tax-free exchange of all of the shares of Evergreen U.S. Government Money Market Fund and Evergreen Institutional U.S. Government Money Market Fund at an exchange ratio of 1.00 for each class. Shareholders holding Class A and Class S shares of Evergreen U.S. Government Money Market Fund received Class A and Sweep Class shares, respectively, of Government Money Market Fund in the reorganization. Shareholders holding Class IS, Class I, Class IN, and Class P shares of Evergreen Institutional U.S. Government Money Market Fund received Service Class, Institutional Class, Institutional Class and Service Class shares, respectively, of Government Money Market Fund in the reorganization. The investment portfolio of Evergreen U.S. Government Money Market Fund and Evergreen Institutional U.S. Government Money Market Fund with fair values of $677,045,951 and $1,421,726,121, respectively, and amortized costs of $677,045,951 and $1,421,726,121, respectively, at July 9, 2010, were the principal assets acquired by Government Money Market Fund. For financial reporting purposes, assets received and shares issued by Government Money Market Fund were recorded at fair value; however, the cost basis of the investments received from Evergreen U.S. Government Money Market Fund and Evergreen Institutional U.S. Government Money Market Fund were carried forward to align ongoing reporting of Government Money Market

Notes to Financial Statements	Wells Fargo Advantage Money Market Funds 127
Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The value of net assets acquired, and number of shares issued were as follows:

	Value of Net
Acquired Fund	Assets Acquired	Number of Shares Issued
Evergreen U.S. Government Money Market Fund	$677,543,131	507,981,859	Class A
		169,606,962	Sweep Class
Evergreen Institutional U.S Government Money Market Fund	1,423,371,980	99,516,216	Service Class
		1,324,050,351	Institutional Class
The aggregate net assets of Government Money Market Fund immediately before and after the acquisitions were $25,563,224,306 and $27,664,139,417, respectively.
Assuming the acquisitions had been completed March 1, 2010, the beginning of the annual reporting period for Government Money Market Fund, the pro forma results of operations for the period ended January 31, 2011 would have been:

Net investment income	$7,686,752
Net realized losses on investments	$(179,078)
Net increase in net assets resulting from operations	$7,507,674
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Evergreen U.S. Government Money Market Fund and Evergreen Institutional Government Money Market Fund that have been included in Government Money Market Fund’s Statement of Operations since July 12, 2010.
After the close of business on July 9, 2010, Heritage Money Market Fund acquired the net assets of Evergreen Institutional Money Market Fund and Evergreen Prime Cash Management Money Market Fund. The purpose of the transactions was to combine three funds with similar investment objectives and strategies. The acquisitions were accomplished by a tax-free exchange of all of the shares of Evergreen Institutional Money Market Fund and Evergreen Prime Cash Management Money Market Fund at an exchange ratio of 1.00 for each class. Shareholders holding Class AD, Class I, Class IS, Class IN and Class P shares of Evergreen Institutional Money Market Fund and Evergreen Prime Cash Management Money Market Fund received Institutional Class, Institutional Class, Service Class, Institutional Class and Service Class shares, respectively, of Heritage Money Market Fund in the reorganizations. The investment portfolio of Evergreen Institutional Money Market Fund and Evergreen Prime Cash Management Money Market Fund with fair values of $5,242,726,421 and $2,728,433,070, respectively, and amortized costs of $5,242,726,421 and $2,728,433,070, respectively, at July 9, 2010, were the principal assets acquired by Heritage Money Market Fund. For financial reporting purposes, assets received and shares issued by Heritage Money Market Fund were recorded at fair value; however, the cost basis of the investments received from Evergreen Institutional Money Market Fund and Evergreen Prime Cash Management Money Market Fund were carried forward to align ongoing reporting of Heritage Money Market Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The value of net assets acquired and number of shares issued were as follows:

	Value of Net
Acquired Fund	Assets Acquired	Number of Shares Issued
Evergreen Institutional Money Market Fund	$5,222,659,584	4,163,101,010	Institutional Class
		1,059,054,086	Service Class
Evergreen Prime Cash Management Money Market Fund	2,724,401,738	2,490,352,373	Institutional Class
		237,164,447	Service Class
The aggregate net assets of the Heritage Money Market Fund immediately before and after the acquisitions were $34,308,360,606 and $42,255,421,928, respectively.

128 Wells Fargo Advantage Money Market Funds	Notes to Financial Statements
Assuming the acquisitions had been completed March 1, 2010, the beginning of the annual reporting period for Heritage Money Market Fund, the pro forma results of operations for the period ended January 31, 2011 would have been:

Net investment income	$64,213,256
Net realized gains on investments	$1,591,210
Net increase in net assets resulting from operations	$65,804,466
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Evergreen Institutional Money Market Fund and Evergreen Prime Cash Management Money Market Fund that have been included in Heritage Money Market Fund’s Statement of Operations since July 12, 2010.
After the close of business on July 9, 2010, Money Market Fund acquired the net assets of Evergreen Money Market Fund and Wells Fargo Advantage Overland Express Sweep Fund. The purpose of the transactions was to combine three funds with similar investment objectives and strategies. The acquisitions were accomplished by a tax-free exchange of all of the shares of Evergreen Money Market Fund and Wells Fargo Advantage Overland Express Sweep Fund at an exchange ratio of 1.00 for each class. Shareholders holding Class A, Class B, Class C, Class I and Class S shares of Evergreen Money Market Fund received Class A, Class B, Class C, Service Class and Daily Class shares, respectively, of Money Market Fund in the reorganization. Existing shareholders of Wells Fargo Advantage Overland Express Sweep Fund received Daily Class shares of Money Market Fund in the reorganization. The investment portfolio of Evergreen Money Market Fund and Wells Fargo Advantage Overland Express Sweep Fund with fair values of $2,358,958,301 and $1,410,238,573, respectively, and amortized costs of $2,358,958,301 and $1,410,238,573, respectively, at July 9, 2010, were the principal assets acquired by Money Market Fund. For financial reporting purposes, assets received and shares issued by Money Market Fund were recorded at fair value; however, the cost basis of the investments received from Evergreen Money Market Fund and Wells Fargo Advantage Overland Express Sweep Fund were carried forward to align ongoing reporting of Money Market Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The value of net assets acquired and number of shares issued were as follows:

Value of Net
Acquired Fund	Assets Acquired	Number of Shares Issued
Evergreen Money Market Fund	$2,351,836,661	847,570,175	Class A
		41,175,793	Class B
		28,053,474	Class C
		884,677,740	Daily Class
		550,070,447	Service Class
Wells Fargo Advantage Overland Express Sweep Fund	1,405,444,191	1,405,470,274	Daily Class
The aggregate net assets of Money Market Fund immediately before and after the acquisitions were $5,906,118,088 and $9,663,398,940, respectively.
Assuming the acquisitions had been completed March 1, 2010, the beginning of the annual reporting period for Money Market Fund, the pro forma results of operations for the period ended January 31, 2011 would have been:

Net investment income	$1,129,808
Net realized and unrealized gains (losses) on investments	$15,040,859
Net increase in net assets resulting from operations	$16,170,667
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Evergreen Money Market Fund and Wells Fargo Advantage Overland Express Sweep Fund that have been included in Money Market Fund’s Statement of Operations since July 12, 2010.

Notes to Financial Statements	Wells Fargo Advantage Money Market Funds 129
After the close of business on July 9, 2010, Treasury Plus Money Market Fund acquired the net assets of Evergreen Treasury Money Market Fund and Evergreen Institutional Treasury Money Market Fund. The purpose of the transactions was to combine three funds with similar investment objectives and strategies. The acquisitions were accomplished by a tax-free exchange of all of the shares of Evergreen Treasury Money Market Fund and Evergreen Institutional Treasury Money Market Fund at an exchange ratio of 1.00 for each class. Shareholders holding Class A, Class I and Class S shares of Evergreen Treasury Money Market Fund received Class A, Service Class and Sweep Class shares, respectively, of Treasury Plus Money Market Fund in the reorganization. Shareholders holding Class AD, Class IS, Class I, Class IN and Class P shares of Evergreen Institutional Treasury Money Market Fund received Institutional Class, Service Class, Institutional Class, Institutional Class and Service Class shares, respectively, of Treasury Plus Money Market Fund in the reorganization. The investment portfolio of Evergreen Treasury Money Market Fund and Evergreen Institutional Treasury Money Market Fund with fair values of $912,239,952 and $4,245,469,766, respectively, and amortized costs of $912,239,952 and $4,245,469,766, respectively, at July 9, 2010, were the principal assets acquired by Treasury Plus Money Market Fund. For financial reporting purposes, assets received and shares issued by Treasury Plus Money Market Fund were recorded at fair value; however, the cost basis of the investments received from Evergreen Treasury Money Market Fund and Evergreen Institutional Treasury Money Market Fund were carried forward to align ongoing reporting of Treasury Plus Money Market Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The value of net assets acquired, and number of shares issued were as follows:

	Value of Net
Acquired Fund	Assets Acquired	Number of Shares Issued
Evergreen Treasury Money Market Fund	$912,250,676	142,146,383	Class A
		628,695,032	Service Class
		142,739,344	Sweep Class
Evergreen Institutional Treasury Money Market Fund	4,246,942,611	3,285,966,433	Institutional Class
		962,955,612	Service Class
The aggregate net assets of Treasury Plus Money Market Fund immediately before and after the acquisitions were $6,570,292,760 and $11,729,486,047, respectively.
Assuming the acquisitions had been completed March 1, 2010, the beginning of the annual reporting period for Treasury Plus Money Market Fund, the pro forma results of operations for the period ended January 31, 2011 would have been:

Net investment income	$1,417,483
Net realized gains on investments	$3,159,002
Net increase in net assets resulting from operations	$4,576,485
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Evergreen Treasury Money Market Fund and Evergreen Institutional Treasury Money Market Fund that have been included in Treasury Plus Money Market Fund’s Statement of Operations since July 12, 2010.
After the close of business on July 9, 2010, 100% Treasury Money Market Fund acquired the net assets of Evergreen Institutional 100% Treasury Money Market Fund. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of all of the shares of Evergreen Institutional 100% Treasury Money Market Fund for 598,457,777 shares of 100% Treasury Money Market Fund valued at $598,529,191 at an exchange ratio of 1.00 for each class. Shareholders holding Class I and Class IS shares of Evergreen Institutional 100% Treasury Money Market Fund received Administrator Class and Service Class shares, respectively, of 100% Treasury Money Market Fund in the reorganization. The investment portfolio of Evergreen Institutional 100% Treasury Money Market Fund with a fair value of $598,561,496 and amortized cost of $598,561,496 at July 9, 2010 were the principal assets acquired by 100% Treasury Money Market Fund. The aggregate net assets of Evergreen Institutional 100% Treasury Money Market Fund and 100% Treasury Money

130 Wells Fargo Advantage Money Market Funds	Notes to Financial Statements
Market Fund immediately prior to the acquisition were $598,529,191 and $8,130,274,496, respectively. The aggregate net assets of 100% Treasury Money Market Fund immediately after the acquisition were $8,728,803,687. For financial reporting purposes, assets received and shares issued by 100% Treasury Money Market Fund were recorded at fair value; however, the cost basis of the investments received from Evergreen Institutional 100% Treasury Money Market Fund was carried forward to align ongoing reporting of 100% Treasury Money Market Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed March 1, 2010, the beginning of the annual reporting period for 100% Treasury Money Market Fund, the pro forma results of operations for the period ended January 31, 2011 would have been:

Net investment income	$889,744
Net realized gains on investments	$421,602
Net increase in net assets resulting from operations	$1,311,346
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Evergreen Institutional 100% Treasury Money Market Fund that have been included in 100% Treasury Money Market Fund’s Statement of Operations since July 12, 2010.
6. DISTRIBUTIONS TO SHAREHOLDERS
The Funds’ tax year end was changed from February 28 to January 31, effective on January 31, 2011. The tax character of distributions paid for the eleven months ended January 31, 2011, year ended February 28, 2010 and year ended February 28, 2009 were as follows:

	Ordinary Income			Long-Term Capital Gain
	January 31,	February 28,		January 31,	February 28,
	2011	2010	2009	2011	2010	2009
Cash Investment Money Market Fund	$23,498,044	$69,220,306	$458,172,753	$29	$0	$0
Government Money Market Fund	6,890,075	27,955,983	535,855,182	0	0	0
Heritage Money Market Fund	62,834,787	70,707,547	163,063,862	0	0	0
Money Market Fund	776,319	4,175,135	211,447,395	0	0	9,542
Prime Investment Money Market Fund	11,325,818	31,223,107	196,573,250	52	0	0
Treasury Plus Money Market Fund	1,083,226	1,502,925	66,685,988	0	0	0
100% Treasury Money Market Fund	1,033,608	2,314,688	56,732,500	0	0	0
As of January 31, 2011, the components of distributable earnings on a tax basis are shown on the table below.

	Undistributed	Undistributed
	Ordinary	Long-Term	Capital Loss
	Income	Gain	Carryforward
Cash Investment Money Market Fund	$610,891	$29	$(3,975,892)
Government Money Market Fund	245,740	0	(331,243)*
Heritage Money Market Fund	3,196,033	0	(9,266,371)
Money Market Fund	148,098	0	(4,448,060)
Prime Investment Money Market Fund	402,667	0	0
Treasury Plus Money Market Fund	136,513	0	(2,232,195)
100% Treasury Money Market Fund	55,640	0	0

*	This amount includes the post-October loss, which will reverse on the first day of the following fiscal year.

Notes to Financial Statements	Wells Fargo Advantage Money Market Funds 131
7. INDEMNIFICATION
Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

132 Wells Fargo Advantage Money Market Funds	Report of Independent Registered Public Accounting Firm
BOARD OF TRUSTEES AND ADMINISTRATOR CLASS, INSTITUTIONAL CLASS, SELECT CLASS AND SERVICE CLASS SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Wells Fargo Advantage Cash Investment Money Market Fund, Wells Fargo Advantage Government Money Market Fund, Wells Fargo Advantage Heritage Money Market Fund, Wells Fargo Advantage Money Market Fund, Wells Fargo Advantage Prime Investment Money Market Fund, Wells Fargo Advantage Treasury Plus Money Market Fund, and Wells Fargo Advantage 100% Treasury Money Market Fund (collectively the “Funds”), seven of the funds constituting the Wells Fargo Funds Trust, as of January 31, 2011, and the related statements of operations, statements of changes in net assets, and the financial highlights for the years or periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2011, by correspondence with custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Wells Fargo Funds Trust as of January 31, 2011, the results of their operations, changes in their net assets, and the financial highlights for the years or periods presented, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
March 30, 2011

Other Information (Unaudited)	Wells Fargo Advantage Money Market Funds 133
PROXY VOTING INFORMATION
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.
TAX INFORMATION
Pursuant to Section 852 of the Internal Revenue Code, the following Funds have designated long-term capital gain distributions for the fiscal year ended January 31, 2011:

Long-term Capital
Gain Distributions
Cash Investment Money Market Fund	$29
Prime Investment Money Market Fund	52
Pursuant to Section 871(k)(1)(C) of the Internal Revenue Code, the Funds designate the following amounts of their income dividends paid during the year ended January 31, 2011, as interest-related dividends:

Interest-Related Dividends
Cash Investment Money Market Fund	$23,044,423
Government Money Market Fund	6,838,261
Heritage Money Market Fund	59,988,376
Money Market Fund	738,412
Prime Investment Money Market Fund	11,150,308
Treasury Plus Money Market Fund	1,043,703
100% Treasury Money Market Fund	774,271
Pursuant to Section 871(k)(2)(C) of the Code, the Funds listed below designate the following amount as short-term capital gain dividends:

Short-Term Capital Gain
Cash Investment Money Market Fund	$85,301
Government Money Market Fund	9,339
Heritage Money Market Fund	130,999
Prime Investment Money Market Fund	113,375
100% Treasury Money Market Fund	249,909

134 Wells Fargo Advantage Money Market Funds	Other Information (Unaudited)
PORTFOLIO HOLDINGS INFORMATION
The complete portfolio holdings for each Fund are publicly available on the Funds’ Web site (www.wellsfargo.com/advantagefunds) on a monthly, seven-day delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, each Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.
BOARD OF TRUSTEES
The following table provides basic information about the Board of Trustees (the “Trustees”) of the Wells Fargo Funds Trust (the “Trust”) and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of each Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 152 funds comprising the Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees

Name and	Position Held and
Year of Birth	Length of Service	Principal Occupations During Past Five Years	Other Directorships
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Chairman, President and CEO of Crystal Geyser. Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust

Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust

Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction), Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 45 portfolios as of 12/31/10); Director, Diversapack Co. (packaging company); Asset Allocation Trust

David F. Larcker (Born 1951)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage Money Market Funds 135

Name and	Position Held and
Year of Birth	Length of Service	Principal Occupations During Past Five Years	Other Directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor and Chair of the Department of Insurance and Risk Management, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Michael S. Scofield (Born 1943)	Trustee, since 2010	Currently serves on the Investment Company Institute’s Board of Governors and Executive Committee as well the Independent Director’s Counsel Board of Governors and Executive Committee. Former Chairman of the Independent Directors Counsel. Trustee of the Evergreen Funds from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust

Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010.	Asset Allocation Trust

Officers

Name and	Position Held and
Year of Birth	Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.

C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.

Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

136 Wells Fargo Advantage Money Market Funds	Other Information (Unaudited)

Name and	Position Held and
Year of Birth	Length of Service	Principal Occupations During Past Five Years
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds’ Web site at www.wellsfargo.com/advantagefunds.

List of Abbreviations	Wells Fargo Advantage Money Market Funds 137
The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG	—	Association of Bay Area Governments
ACB	—	Agricultural Credit Bank
ADR	—	American Depositary Receipt
ADS	—	American Depository Shares
AGC — ICC	—	Assured Guaranty Corporation — Insured Custody Certificates
AGM	—	Assured Guaranty Municipal
AMBAC	—	American Municipal Bond Assurance Corporation
AMT	—	Alternative Minimum Tax
ARM	—	Adjustable Rate Mortgages
AUD	—	Australian Dollar
BAN	—	Bond Anticipation Notes
BART	—	Bay Area Rapid Transit
BHAC	—	Berkshire Hathaway Assurance Corporation
BRL	—	Brazil Real
CAD	—	Canadian Dollar
CDA	—	Community Development Authority
CDO	—	Collateralized Debt Obligation
CDSC	—	Contingent Deferred Sales Charge
CGIC	—	Capital Guaranty Insurance Company
CGY	—	Capital Guaranty Corporation
CHF	—	Swiss Franc
CIFG	—	CDC (Caisse des Dépôts et Consignations) IXIS Financial Guarantee
COP	—	Certificate of Participation
CP	—	Commercial Paper
CR	—	Custody Receipts
CTF	—	Common Trust Fund
DEM	—	Deutsche Mark
DKK	—	Danish Krone
DRIVER	—	Derivative Inverse Tax-Exempt Receipts
DW&P	—	Department of Water & Power
DWR	—	Department of Water Resources
ECFA	—	Educational & Cultural Facilities Authority
EDFA	—	Economic Development Finance Authority
ETET	—	Eagle Tax-Exempt Trust
ETF	—	Exchange-Traded Fund
EUR	—	Euro
FFCB	—	Federal Farm Credit Bank
FGIC	—	Financial Guaranty Insurance Corporation
FHA	—	Federal Housing Authority
FHAG	—	Federal Housing Agency
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
FRF	—	French Franc
FSA	—	Farm Service Agency
GBP	—	Great British Pound
GDR	—	Global Depositary Receipt
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
HCFR	—	Healthcare Facilities Revenue
HEFA	—	Health & Educational Facilities Authority
HEFAR	—	Higher Education Facilities Authority Revenue
HFA	—	Housing Finance Authority
HFFA	—	Health Facilities Financing Authority
HKD	—	Hong Kong Dollar
HUD	—	Housing & Urban Development
HUF	—	Hungarian Forint
IDA	—	Industrial Development Authority
IDAG	—	Industrial Development Agency
IDR	—	Industrial Development Revenue
IEP	—	Irish Pound
JPY	—	Japanese Yen
KRW	—	Republic of Korea Won
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LLP	—	Limited Liability Partnership
LOC	—	Letter of Credit
LP	—	Limited Partnership
MBIA	—	Municipal Bond Insurance Association
MFHR	—	Multi-Family Housing Revenue
MFMR	—	Multi-Family Mortgage Revenue
MMD	—	Municipal Market Data
MSTR	—	Municipal Securities Trust Receipts
MTN	—	Medium Term Note
MUD	—	Municipal Utility District
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NATL-RE	—	National Public Finance Guarantee Corporation
NLG	—	Netherlands Guilder
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PCFA	—	Pollution Control Finance Authority
PCR	—	Pollution Control Revenue
PFA	—	Public Finance Authority
PFFA	—	Public Facilities Financing Authority
PFOTER	—	Puttable Floating Option Tax-Exempt Receipt
plc	—	Public Limited Company
PLN	—	Polish Zloty
PSFG	—	Public School Fund Guaranty
PUTTER	—	Puttable Tax-Exempt Receipt
R&D	—	Research & Development
RDA	—	Redevelopment Authority
RDFA	—	Redevelopment Finance Authority
REITS	—	Real Estate Investment Trusts
ROC	—	Reset Option Certificates
SEK	—	Swedish Krona
SFHR	—	Single Family Housing Revenue
SFMR	—	Single Family Mortgage Revenue
SGD	—	Singapore Dollar
SKK	—	Slovakian Koruna
SLMA	—	Student Loan Marketing Association
SPDR	—	Standard & Poor’s Depositary Receipts
STIT	—	Short-Term Investment Trust
TAN	—	Tax Anticipation Notes
TBA	—	To Be Announced
TRAN	—	Tax Revenue Anticipation Notes
TRC	—	Transferable Custody Receipts
TRY	—	Turkish Lira
TTFA	—	Transportation Trust Fund Authority
USD	—	Unified School District
XLCA	—	XL Capital Assurance
ZAR	—	South African Rand

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More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Funds’ Web site, or call:
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com
Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1- 888-877-9275
Institutional Investment Professionals: 1- 866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Funds’ Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.
Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.
 NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE
Printed on Recycled paper

© 2011 Wells Fargo Funds Management, LLC. All rights reserved.	www.wellsfargo.com/advantagefunds	201097 03-11 AMTI/AR144 01-11

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

Administrator, Institutional and Service Class

▪ Wells Fargo Advantage California Municipal Money Market Fund

▪ Wells Fargo Advantage Municipal Cash Management Money Market Fund

▪ Wells Fargo Advantage Municipal Money Market Fund

▪ Wells Fargo Advantage National Tax-Free Money Market Fund

▪ Wells Fargo Advantage New Jersey Municipal Money Market Fund

▪ Wells Fargo Advantage New York Municipal Money Market Fund

▪ Wells Fargo Advantage Pennsylvania Municipal Money Market Fund

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Sign up for electronic delivery of prospectuses and shareholder reports at
www.wellsfargo.com/advantagedelivery
Contents

Letter to Shareholders	2
Money Market Overview	4
Performance Highlights
Wells Fargo Advantage California Municipal Money Market Fund	10
Wells Fargo Advantage Municipal Cash Management Money Market Fund	12
Wells Fargo Advantage Municipal Money Market Fund	14
Wells Fargo Advantage National Tax-Free Money Market Fund	16
Wells Fargo Advantage New Jersey Municipal Money Market Fund	18
Wells Fargo Advantage New York Municipal Money Market Fund	20
Wells Fargo Advantage Pennsylvania Municipal Money Market Fund	22

Fund Expenses	24

Portfolio of Investments
Wells Fargo Advantage California Municipal Money Market Fund	26
Wells Fargo Advantage Municipal Cash Management Money Market Fund	36
Wells Fargo Advantage Municipal Money Market Fund	53
Wells Fargo Advantage National Tax-Free Money Market Fund	77
Wells Fargo Advantage New Jersey Municipal Money Market Fund	97
Wells Fargo Advantage New York Municipal Money Market Fund	100
Wells Fargo Advantage Pennsylvania Municipal Money Market Fund	104

Financial Statements
Statements of Assets and Liabilities	108
Statements of Operations	110
Statements of Changes in Net Assets	114
Financial Highlights	126

Notes to Financial Statements	130

Report of Independent Registered Public Accounting Firm	139

Other Information	140

List of Abbreviations	144
The views expressed are as of January 31, 2011, and are those of the Fund managers. Any reference to a specific security in this report is not a recommendation to purchase or sell any specific security or adopt any investment strategy. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Advantage Money Market Funds.

NOT FDIC INSURED ▪ NO BANK GUARANTEE ▪ MAY LOSE VALUE

WELLS FARGO

INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978
Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.
Wells Fargo Advantage Funds®
Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.
Strength
Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.
Expertise
Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.
Partnership
Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.
Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus for Wells Fargo Advantage Funds containing this and other information, visit wellsfargo.com/advantagefunds. Read it carefully before investing.
Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.
The “Dow Jones Target Date Indexes” are a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC (“CME”). “Dow Jones” and “Dow Jones Target Date Indexes” are service marks of Dow Jones Trademark Holdings, LLC, and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

NOT FDIC INSURED ▪ NO BANK GUARANTEE ▪ MAY LOSE VALUE
Not part of the annual report.

Wells Fargo Advantage Funds offers more than 120 mutual funds across a wide range of asset classes, representing over $232 billion in assets under management, as of January 31, 2011.

Equity Funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Equity Value Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
Capital Growth Fund	Growth Fund	Small Cap Growth Fund
Classic Value Fund	Growth Opportunities Fund	Small Cap Opportunities Fund
Common Stock Fund	Health Care Fund	Small Cap Value Fund
Core Equity Fund	Index Fund	Small Company Growth Fund
Disciplined Global Equity Fund	International Equity Fund	Small Company Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small/Mid Cap Core Fund
Disciplined Value Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Discovery Fund†	Intrinsic Value Fund	Social Sustainability Fund†
Diversified Equity Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified International Fund	Large Cap Core Fund	Special Small Cap Value Fund
Diversified Small Cap Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Growth Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Emerging Markets Equity Fund	Mid Cap Growth Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund

Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund

Asset Allocation Funds
Asset Allocation Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Conservative Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†

Money Market Funds
100% Treasury Money Market Fund	Minnesota Money Market Fund	New Jersey Municipal Money Market Fund
California Municipal Money Market Fund	Money Market Fund	New York Municipal Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Pennsylvania Municipal Money Market Fund
Government Money Market Fund	Municipal Money Market Fund	Prime Investment Money Market Fund
Heritage Money Market Fund†	National Tax-Free Money Market Fund	Treasury Plus Money Market Fund

Variable Trust Funds[1]
VT Core Equity Fund	VT Intrinsic Value Fund	VT Small Cap Value Fund
VT Discovery Fund†	VT Omega Growth Fund	VT Total Return Bond Fund
VT Index Asset Allocation Fund	VT Opportunity Fund†
VT International Equity Fund	VT Small Cap Growth Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage Social Sustainability FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.
Not part of the annual report.

2 Wells Fargo Advantage Money Market Funds	Letter to Shareholders
For the period, taxable securities, especially credit, performed relatively well, benefiting from growing economic activity, low interest rates, and improving fiscal conditions for state and local governments.
Dear Valued Shareholder,
We are pleased to provide you with this annual report for the Wells Fargo Advantage Money Market Funds for the period that ended January 31, 2011.
During this period, most sectors of the U.S. bond markets recorded healthy total returns, with interest income, rather than capital appreciation, accounting for the bulk of those returns—the defining characteristic of what might be called the “income phase” of the investment cycle. Going into 2011, the fixed-income markets may have been entering the second year of what could be an unusually extended income phase. The income phase is characterized by relatively stable short-term interest rates, relatively small movements in bond yields, and steep yield curves. Those exceptionally steep yield curves were a major influence on total returns over the course of 2010. Relatively generous yields for mid- to lower-quality instruments were the second major influence on total returns in 2010. Those two elements are expected to remain the primary determinants of investment returns in fixed income in 2011.
For the period, taxable securities, especially corporate bonds, performed relatively well, benefiting from growing economic activity, low interest rates, and improving fiscal conditions for state and local governments. While there were certainly signs of improvement across the financial landscape, several headwinds remained—especially overseas—prompting many investors to continue to seek the liquidity offered by money market funds.
Investor confidence improved as several uncertainties faded.
Entering 2010, investors appeared to have been less concerned with the risks of a possibly deepening recession and more concerned with the potential for higher interest rates. During the first seven months of 2010, however, short-term interest rates essentially remained unchanged, or even fell, across the U.S. Treasury and municipal curves in the face of several macroeconomic headwinds. Notably, the impact of the sovereign debt crisis that affected Greece in the spring and Ireland in the fall dampened some of the early-year momentum. In addition, regulatory reforms, midterm elections in the U.S., and mixed economic data contributed to the uncertainty. However, during the fourth quarter, some of the uncertainty was offset by actions taken by the European Central Bank and the International Monetary Fund, which appeared determined to address the sovereign debt concerns facing members of the European Economic and Monetary Union. In the U.S., the Federal Reserve (Fed) introduced another round of quantitative easing in November, and the country moved past its midterm elections, which, at the very least, provided some clarity around the direction of tax policy and regulations.
Various regulatory and legislative actions defined the money market landscape throughout the period.
On January 27, 2010, the Securities and Exchange Commission approved amendments to Rule 2a-7, the section of the Investment Company Act that governs money market funds. These changes shortened the maximum weighted average maturity of money market funds, restricted the use of Second Tier and illiquid securities, required firms to periodically stress-test their funds, and set standards for the percentage of a fund’s assets that must be invested in highly liquid securities. These changes had been communicated in advance and were well known throughout the money market fund industry. While these amendments may have induced money market managers to focus on shorter maturities—increasing demand for securities that meet the new requirements—we saw a relatively smooth transition across the marketplace. In our opinion, our funds were well positioned to accommodate the terms of the new regulations.

Letter to Shareholders	Wells Fargo Advantage Money Market Funds 3
On July 16, 2010, the Senate passed the Restoring American Financial Stability Act of 2010, also known as the “Dodd-Frank bill.” Among the many provisions in this bill are special oversight of systematically significant firms, an increase in the deposit insurance ceiling, regulation of derivatives contracts, and provisions limiting and regulating bank and hedge fund activities. From the perspective of money market funds, the most closely watched provisions of the bill dealt with repurchase agreements. After several in-depth discussions that would have notably altered certain mechanics of the repurchase agreement marketplace, it appears that the bill left that area essentially unchanged.
The Fed, determined to keep the U.S. economy away from a double-dip recession, announced another round of quantitative easing on November 3, 2010. Commonly referred to as “QE2,” this renewed effort to stimulate economic growth focused on the Fed’s purchases of another $600 billion of Treasury securities over a period of eight months. Initially, prices fell and yields across most bond markets increased. Treasury bill yields were among the most significantly affected, as investors worried about increased demand in a market already characterized by low supply. However, the market did stabilize during the last months of 2010 and into 2011, buoyed by improving economic data and further confirmation from the Fed that monetary policy would remain unchanged for the foreseeable future.
As the economic environment continues to gain momentum, expansion may be approaching.
The U.S. economy appears poised to move into a sustainable expansionary phase, with several key economic indicators trending upward, including gross domestic product (GDP), which grew by an annualized rate of 3.2% in the fourth quarter. Specific to municipals, states continued to focus on their budgets, which have come under great pressure and scrutiny over the past few years. As the economy has recovered, many state revenues have begun to stabilize, with some even improving, helping to alleviate some of the concerns around state finances. However, other parts of the economy remained below the levels needed to accelerate economic growth. Among the data being most closely monitored by policymakers were the rates of inflation and of unemployment. The regulatory environment has continued to evolve, and monetary policy seems unlikely to shift before the second half of 2011. In light of the varying credit risks, we continue to remain cautiously optimistic—just as we were throughout 2010—but with even more of a focus on maintaining liquidity in a tighter regulatory environment and a potentially rising-interest-rate environment.
Thank you for choosing Wells Fargo Advantage Funds®. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222, 24 hours a day, 7 days a week. You may also visit our Web site at www.wellsfargo.com/advantagefunds.
Sincerely,
Karla M. Rabusch
President
Wells Fargo Advantage Funds
In light of the varying credit risks, we continue to remain cautiously optimistic—just as we were throughout 2010—but with even more of a focus on maintaining liquidity in a tighter regulatory environment and a potentially rising-interest-rate environment.

4 Wells Fargo Advantage Money Market Funds	Money Market Overview
Money Market Overview
This portfolio manager commentary covers the fiscal year that ended January 31, 2011, for the Wells Fargo Advantage Money Market Funds.
Overview
This period was one of significant regulatory change in the wake of the financial crisis that began in 2007, and money market funds were one focus of these changes. In late January 2010, the Securities and Exchange Commission adopted amendments to Rule 2a-7 of the Investment Company Act, which governs the operations of money market funds. Effective May 5, 2010, the rule changes were designed to “increase the resilience of these funds to economic stresses and reduce the risks of runs on the funds,” as well as to “improve liquidity, increase credit quality, and shorten maturity limits.” The changes were also intended to enhance disclosures to fund shareholders.
The combination of new requirements for minimum liquidity positions and shorter weighted average maturities; a new weighted average final maturity restriction; and a requirement that funds be periodically tested for their ability to withstand stressful scenarios reinforced conservative investing practices across the broader industry. Since our security selection and portfolio management practices have long emphasized conservative investment choices, we found that little change was needed in our day-to-day investing practices.
Prime Money Market Funds
The period began on a relatively calm note, with money market rates at record post-war lows. The target for the federal funds rate remained at 0% to 0.25%, where it has been set since December 2008. On February 28, 2010, yields on 30-day dealer-placed commercial paper were below 0.20%, while the three-month London Interbank Offered Rate (LIBOR) stood at 0.25%. The LIBOR yield curve was positively sloped, with the six-month rate at 0.39% and the 12-month rate at 0.83%. There were certainly changes afoot on the regulatory front, as money fund managers contemplated not only the recently adopted amendments to Rule 2a-7, but also potential changes to bank regulation worldwide and financial reforms being discussed by the U.S. Congress. Still, it was generally felt that the credit environment was improving, and rates and yield spreads reflected this sentiment. In the background, however, events were beginning to take shape that would once again shake the money markets.
In January 2010, Greece announced a stability program aimed at reducing its budget deficit from 12.7% of GDP in 2009 to 2.8% in 2012. As the various groups affected by the stability program resisted, potential buyers of Greece’s debt backed away, and the potential for a default increased. By April, eurozone leaders had agreed to a joint support package with the International Monetary Fund, but political considerations cast the plan into uncertainty. The downgrade of Greek sovereign debt to junk status exacerbated the situation.
For money market funds, Greece itself did not pose much of a problem, since few, if any, U.S. money market funds appeared to have direct exposure to Greek sovereign debt; but as with every credit event since 2007, the fear of contagion loomed large. There were questions about which banks may have direct exposure

Money Market Overview	Wells Fargo Advantage Money Market Funds 5
to Greece and whether a similar problem could confront other European nations. All of the nations on Europe’s periphery came under stress, with Ireland finally seeking assistance in November. As credit quality of the peripheral countries came under stress, so did the banks headquartered in those countries. Where once banks benefited from the implied sovereign support, as the credit quality of those countries came to be questioned, association with them became a negative for the banks.
This led to an unexpected surge in the yields paid by European banks and was reflected in the LIBOR settings. While the effective federal funds rate remained anchored below 0.25% for the entire period, by the end of May, three-month LIBOR had climbed to over 0.50%, six-month LIBOR to 0.75%, and the one-year rate reached nearly 1.25%.
By the end of the summer, credit concerns became more focused on specific institutions and countries and, while the fear of contagion was still present, the broader market regained confidence and yields came back down. By the end of August, three-month LIBOR had dropped to below 0.30%. Longer-term money market rates also declined but not as much or as quickly as those on shorter-dated instruments. While investors seemed to regain some confidence, at least some were, like us, reluctant to jump in with both feet.
Implementing a portfolio strategy that emphasizes maintaining both a stable $1.00 net asset value (NAV) and sufficient liquidity to meet shareholder redemptions has meant that our portfolios have tended to be comparatively short maturities and higher in liquidity than many comparable funds. We feel this type of posture also serves our shareholders well in times of uncertainty when it comes to credit quality, as the assets in our funds may not be as exposed to price volatility stemming from credit spread widening. While we selectively added to some longer-dated securities as opportunities presented themselves, especially in the form of adjustable-rate securities, we remain ever mindful that changes in the level of interest rates often occur unexpectedly, as they did this past summer. As bank issuers were pressured by their regulators to obtain longer-term funding, our desire for shorter-dated investments led us to other sectors of the money markets. We found asset-backed commercial paper issuers more accommodative in issuing paper with maturities of one month and less, and that security type comprised a significant portion of our portfolios. Likewise, the one- and seven-day demand features available on municipal variable-rate demand notes made this sector an attractive investment, especially since at these low levels, the yields were competitive with taxable investments on a before-tax basis. As always, we placed a particular emphasis on what we saw as issuers of superior credit quality.
U.S. Government Money Market Funds
In a manner similar to the prime money markets, the market for U.S. government-sponsored enterprise (GSE) securities began the period on a relatively calm note. The amount of outstanding supply had leveled off after a precipitous decline during the previous fiscal year. As of February 28, 2010, the yield on three-month GSE discount notes stood at 0.14%, while the yields on six- and 12-month discount notes were 0.21% and 0.39%, respectively.

6 Wells Fargo Advantage Money Market Funds	Money Market Overview
As we approached mid-spring, however, yields on GSE discount notes began to rise, following the general pattern of interest rates. The events that had been unfolding in Europe (see discussion in the “Prime money market funds” section above) drove yields for a multitude of different security types higher. The rise in yields on GSE discount notes was somewhat muted, however, as demand for this security type increased just as it seemed the demand for bank paper and commercial paper waned.
As summer approached, yields plummeted in the face of the June quarter-end. The demand for very liquid government securities, including GSE discount notes, increased substantially in mid-June as investors scrambled to get fully invested prior to June 30. At the same time, broker/dealers were reducing their balance sheets, prompting the supply of suitable securities available for purchase to noticeably decline. Most of the demand was for securities maturing three-months and earlier: after reaching a peak of 0.21% in late May, the yield on three-month discount notes fell to 0.13% by late June.
In July, results of the European stress tests were released, instilling market participants with confidence. With the resurgence in market confidence, investors who had been favoring securities with shorter tenures began to extend further out on the maturity spectrum, taking advantage of a positively sloped yield curve. As a result, yield curves flattened, with the spread in yield between three-month and 12-month discount notes narrowing from 0.33% to 0.15% by month-end.
The remainder of the period was relatively benign, with some volatility created by events in the U.S. Treasury bill (T-bill) market that will be discussed in the following section. Those events were not enough to create meaningful differences in the shape of the GSE discount note curve or the absolute level of yields.
Similar to the U.S. government funds, we have continued to maintain a shorter weighted average maturity and higher degree of liquidity than most of our peers.
U.S. Treasury Funds
The beginning of the period was characterized by increasing supply. In February 2010, Congress voted to increase the debt ceiling limit, which allowed the reintroduction of the Supplementary Financing Program (SFP). Under the SFP, the U.S. Treasury issues T-bills, and the proceeds are invested at the Treasury’s account at the Federal Reserve; this, in turn, reduces the amount of excess reserves in the banking system. The increase in supply, coupled with an overall increase in general market interest rates, drove T-bill yields higher into May. The yield on three-month T-bills, which was as low as 0.03% in January 2010, was 0.16% by early May.
The developments in European peripheral countries (discussed in the “Prime money market funds” section above) had a substantial impact in the T-bill market during the late spring and early summer. Concerns over Europe prompted a flight to quality by investors into Treasury securities, especially further out on the yield curve. Demand for T-bills maturing in one-year was noticeably higher. T-bills maturing in the three- to six-month part of the curve were also in demand but not to the same extent, causing the yield curve to flatten.

Money Market Overview	Wells Fargo Advantage Money Market Funds 7
While the situation in Europe seemed to stabilize in mid-summer, volatility remained in the T-bill market as other factors took hold. Growth in the U.S. economy, while positive, remained sluggish, giving rise to the idea that the Federal Reserve would initiate another round of quantitative easing. Dubbed “QE2,” the intent of the initiative was to spur economic growth by keeping interest rates low. In doing so, the Federal Reserve would ultimately reduce the overall supply of Treasury securities in the marketplace by purchasing a set amount at regularly scheduled intervals. These purchases would not include T-bills, but they would keep demand for T-bills high, as the availability of longer-dated Treasury securities would decline. QE2 was officially announced at the November 2—3 meeting of the Federal Open Market Committee (FOMC).
The second factor that ultimately kept yields on T-bills from going higher was the expectation that the SFP would again be substantially reduced due to the impending encroachment of the debt ceiling limit. Talk of this began early in the fourth quarter of 2010 and immediately caused huge demand for T-bills, driving yields lower. While the demand intuitively made sense, it was so pronounced and immediate that yields got too low and sellers emerged, ultimately increasing yields for a time. The U.S. Treasury did, in fact, announce late in January 2011 that the SFP would be reduced to $5 billion from $200 billion.
Our portfolio strategy continues to emphasize maintaining both a stable $1.00 NAV and adequate liquidity to meet shareholder redemptions. To achieve these goals, we have maintained a shorter weighted average maturity and higher degree of liquidity than most of our peers.
Municipal Funds
Over the period, the municipal money market industry experienced a continuation of many of the major themes we saw in 2009. The market continued to contend with a steady reduction in money-fund-eligible paper, especially variable-rate demand notes. The market also continued to face low absolute yields, as the Fed’s commitment to near-zero interest rates for an extended period of time effectively put a ceiling on municipal money market yields. Ultimately, the combination of low municipal money market returns and an increase in investor appetite for risk led to another period of outflows from municipal money market funds into other asset classes.
The lack of supply of eligible securities remained a major factor for municipal money market funds over the period. In particular, the variable-rate demand note market continued to grapple with consolidation in providers of liquidity facilities and letters of credit in the aftermath of the credit crisis. The dearth in supply of these enhancers was exacerbated by continued uncertainty surrounding new regulation in the financial services sector. As the number of credit enhancement providers continued to contract, the fees associated with the credit facilities they provide increased substantially. The combination of higher short-term costs and historically low rates in the long-term markets continued to encourage many issuers to finance outside of money market range.

8 Wells Fargo Advantage Money Market Funds	Money Market Overview
This was evident in the new-issue variable-rate demand note market, where issuance amounted to roughly $23.6 billion in 2010, down 29% from $33.1 billion in 2009. The new-issue activity in 2010 was less than half of the $52 billion per-year average from 2004 to 2007 and was down more than 80% from the 2008 peak. The downward trend in issuance carried over into 2011, where a mere $130 million in new variable-rate demand notes were issued in January, versus $587 million in the first month of 2010.
The lack of short-term supply continued to put downward pressure on yields throughout the period. The scarcity of short-term products had an immediate impact on rates in January 2010, as heavy reinvestment demand led the Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index1 to fall to an all-time low of 0.15% on January 6, 2010. SIFMA would reset in an extremely narrow range for the first few weeks of the year and closed at 0.20% on both January 27, 2010 and February 24, 2010. As the year progressed, the index drifted to a slightly higher yet still narrow range between 0.25% and 0.30%, as diminishing supply was offset by declining asset levels in municipal money market funds. Demand for variable-rate demand notes from crossover investors intensified at mid-year, as the securities were seen as an attractive option to help satisfy the newly adopted SEC Rule 2a-7 daily and liquidity requirements for money market funds. However, a combination of a broader municipal market sell-off, due in part to the expiration of the Build America Bond program and traditional year-end pressures, resulted in the SIFMA index hitting a 12-month high of 0.34% on December 29. Nevertheless, the downward pressure on rates resumed in 2011, as early-month cash inflows helped to push the index down to 0.23% on January 5. Eventually, as initial demand receded, the index finished the month at 0.29%.
As in 2009, the combination of supply constraints and low absolute yields during the period prompted continued outflows from municipal money market funds. Municipal money market assets fell to $388 billion on January 27, 2010, down 2.4% from $398 billion on December 29, 2009, and fell another $8 billion to $380 billion by February 24, 2010. Overall, municipal money market funds experienced a decline in assets of almost $70 billion, or 18%, for the 2010 calendar year. After experiencing heavy cash inflows the first week of 2011, the redemption trend continued, and municipal money market assets fell to $324 billion on January 26, 2011, down $64 billion from the same period in 2010.
In light of our portfolio managers’ expectations that 2011 will, in many ways, mirror the conditions we have seen over the past two years, we feel that it remains prudent to continue focusing on maintaining relatively short weighted average maturities in our portfolios, with an emphasis on high levels of daily and weekly liquidity. Accordingly, we will target our investments on daily and weekly floating-rate and variable-rate demand notes for liquidity purposes. And while supply constraints may continue to be a factor in 2011, we feel that portfolios composed of highly rated, short-term variable-rate demand notes will best allow us to achieve our principal goals of providing liquidity and ensuring price stability in our funds.

1.	The Securities Industry and Financial Markets Association Municipal Swap Index, produced by Municipal Market Data, is a 7-day high-grade market index comprised of tax-exempt Variable Rate Demand Obligations from Money Market Data’s extensive database.

Money Market Overview	Wells Fargo Advantage Money Market Funds 9
Strategic Outlook
At the start of the new fiscal year, we believe that the potential for change on a number of fronts remains high. While things have calmed somewhat on the bank credit front, fundamental issues have not fully been resolved, and confidence remains fairly fragile. The money market fund industry has largely adapted to the new requirements of Rule 2a-7, but other significant changes that would affect money funds are being discussed by regulators. Among these are the money market reform options laid out in the October 2010 Report of the President’s Working Group on Financial Markets, which could, if adopted, have far-reaching consequences for money funds. And the effects of more recently adopted regulatory and legislative changes—including not only Rule 2a-7 but also guidelines for bank capital and liquidity standards set out in Basel III, as well as the sweeping changes of the Dodd-Frank Act—remain largely unknown. In the face of these changes, we remain confident that our portfolio strategy, with its focus on capital preservation and portfolio liquidity, will hopefully enable our funds to continue to meet shareholder expectations.

10 Wells Fargo Advantage Money Market Funds	Performance Highlights (Unaudited)
Wells Fargo Advantage California Municipal Money Market Fund
INVESTMENT OBJECTIVE
The Fund seeks current income exempt from regular federal income tax and California individual income tax, while preserving capital and liquidity.
INVESTMENT ADVISER
Wells Fargo Funds Management, LLC.
SUB-ADVISER
Wells Capital Management Incorporated
PORTFOLIO MANAGERS
David D. Sylvester
James Randazzo
FUND INCEPTION
January 1, 1992
WEIGHTED AVERAGE MATURITY2
(AS OF JANUARY 31, 2011)
6 Days
WEIGHTED AVERAGE FINAL MATURITY3
(AS OF JANUARY 31, 2011)
6 Days

1.	Portfolio composition and effective maturity distribution are subject to change and are calculated based on the total investments of the Fund. Effective maturity distribution is based on the weighted average maturity of each security.

2.	Weighted Average Maturity (WAM): WAM calculates an average time to maturity of all of the securities held in the portfolio, weighted by each security’s percentage of net assets. The calculation takes into account the final maturity of a fixed-income security and the interest rate reset date for floating-rate securities held in the portfolio. This is a way to measure a fund’s sensitivity to potential interest rate changes.

3.	Weighted Average Final Maturity (WAFM): WAFM calculates a fund’s average time to maturity for all of the securities held in the portfolio, weighted to their percentage of assets in the fund. In contrast to WAM, the WAFM calculation takes into account the final maturity date for each security held in the portfolio. This is a way to measure a fund’s potential sensitivity to credit spread changes.

Performance Highlights (Unaudited)	Wells Fargo Advantage Money Market Funds 11
Wells Fargo Advantage California Municipal Money Market Fund (continued)
AVERAGE ANNUAL TOTAL RETURN4 (%) (AS OF JANUARY 31, 2011)

						Expense Ratios[5]
	Inception Date	6 Month*	1 Year	5 Year	10 Year	Gross	Net[6]

Administrator Class (WCMXX)	06/30/2010	0.01	0.06	1.64	1.46	0.39%	0.30%

Institutional Class (WCTXX)	03/31/2008	0.05	0.12	1.65	1.47	0.26%	0.20%

Service Class (WFCXX)	11/08/1999	0.01	0.01	1.55	1.42	0.56%	0.45%

*	Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY[7]	Administrator	Institutional	Service
(AS OF JANUARY 31, 2011)	Class	Class	Class

7-Day Current Yield	0.01%	0.09%	0.01%

7-Day Compound Yield	0.01%	0.09%	0.01%

30-Day Simple Yield	0.01%	0.07%	0.01%

30-Day Compound Yield	0.01%	0.07%	0.01%
Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available at the Fund’s Web site — www.wellsfargo.com/advantagefunds.
Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.
An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. A portion of the Fund’s income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT).

4.	Performance shown for the Administrator Class shares prior to its inception reflects the performance of the Institutional Class shares, and has not been adjusted to reflect higher expenses applicable to the Administrator Class shares. If these expenses had been adjusted, returns would be lower. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Service Class shares, and includes the higher expenses applicable to the Service Class shares. If these expenses had not been included, returns would be higher.

5.	Reflects the expense ratios as stated in the September 1, 2010 prospectuses.

6.	The investment adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain the contractual expense ratios shown, excluding acquired fund fees and certain other expenses. Without these reductions, the Fund’s returns would have been lower.

7.	The investment adviser has contractually committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio for the Fund. Without these reductions, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.07)%, 0.04%, and (0.22)% for Administrator Class, Institutional Class, and Service Class, respectively.

12 Wells Fargo Advantage Money Market Funds	Performance Highlights (Unaudited)
Wells Fargo Advantage Municipal Cash Management Money Market Fund
INVESTMENT OBJECTIVE
The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.
INVESTMENT ADVISER
Wells Fargo Funds Management, LLC.
SUB-ADVISER
Wells Capital Management Incorporated
PORTFOLIO MANAGERS
David D. Sylvester
James Randazzo
FUND INCEPTION
November 20, 1996
WEIGHTED AVERAGE MATURITY2
(AS OF JANUARY 31, 2011)
16 Days
WEIGHTED AVERAGE FINAL MATURITY3
(AS OF JANUARY 31, 2011)
17 Days

1.	Portfolio composition and effective maturity distribution are subject to change and are calculated based on the total investments of the Fund. Effective maturity distribution is based on the weighted average maturity of each security.

2.	Weighted Average Maturity (WAM): WAM calculates an average time to maturity of all of the securities held in the portfolio, weighted by each security’s percentage of net assets. The calculation takes into account the final maturity of a fixed-income security and the interest rate reset date for floating-rate securities held in the portfolio. This is a way to measure a fund’s sensitivity to potential interest rate changes.

3.	Weighted Average Final Maturity (WAFM): WAFM calculates a fund’s average time to maturity for all of the securities held in the portfolio, weighted to their percentage of assets in the fund. In contrast to WAM, the WAFM calculation takes into account the final maturity date for each security held in the portfolio. This is a way to measure a fund’s potential sensitivity to credit spread changes.

Performance Highlights (Unaudited)	Wells Fargo Advantage Money Market Funds 13
Wells Fargo Advantage Municipal Cash Management Money Market Fund (continued)
AVERAGE ANNUAL TOTAL RETURN4 (%) (AS OF JANUARY 31, 2011)

						Expense Ratios[5]
	Inception Date	6 Month*	1 Year	5 Year	10 Year	Gross	Net[6]

Administrator Class (WUCXX)	7/9/2010	0.03	0.10	1.97	1.88	0.36%	0.30%

Institutional Class (EMMXX)	11/20/1996	0.08	0.16	1.98	1.89	0.24%	0.20%

Service Class (EISXX)	11/25/1996	0.01	0.01	1.75	1.65	0.53%	0.45%

*	Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY[7]
(AS OF JANUARY 31, 2011)	Administrator	Institutional	Service

7-Day Current Yield	0.05%	0.15%	0.01%

7-Day Compound Yield	0.05%	0.15%	0.01%

30-Day Simple Yield	0.04%	0.14%	0.01%

30-Day Compound Yield	0.04%	0.14%	0.01%
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available at the Fund’s Web site — www.wellsfargo.com/advantagefunds.
Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.
An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. A portion of the Fund’s income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT).

4.	Performance shown for the Administrator Class shares prior to its inception reflects the performance of the Institutional Class shares, and has not been adjusted to include the higher expenses applicable to the Administrator Class shares. If these expenses had been adjusted, returns would be lower. Historical performance shown for all classes of the Fund prior to July 12, 2010 is based on the performance of the Fund’s predecessor, Evergreen Institutional Municipal Money Market Fund.

5.	Reflects the expense ratios as stated in the September 1, 2010 prospectuses.

6.	The investment adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain the contractual expense ratios shown, excluding acquired fund fees and certain other expenses. Without these reductions, the Fund’s returns would have been lower.

7.	The investment adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.02)%, 0.10%, and (0.17)% for Administrator Class, Institutional Class, and Service Class, respectively.

14 Wells Fargo Advantage Money Market Funds	Performance Highlights (Unaudited)
Wells Fargo Advantage Municipal Money Market Fund
INVESTMENT OBJECTIVE
The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.
INVESTMENT ADVISER
Wells Fargo Funds Management, LLC.
SUB-ADVISER
Wells Capital Management Incorporated
PORTFOLIO MANAGERS
David D. Sylvester
James Randazzo
FUND INCEPTION
November 2, 1988
WEIGHTED AVERAGE MATURITY2
(AS OF JANUARY 31, 2011)
15 Days
WEIGHTED AVERAGE FINAL MATURITY3
(AS OF JANUARY 31, 2011)
15 Days

1.	Portfolio composition and effective maturity distribution are subject to change and are calculated based on the total investments of the Fund. Effective maturity distribution is based on the weighted average maturity of each security.

2.	Weighted Average Maturity (WAM): WAM calculates an average time to maturity of all of the securities held in the portfolio, weighted by each security’s percentage of net assets. The calculation takes into account the final maturity of a fixed-income security and the interest rate reset date for floating-rate securities held in the portfolio. This is a way to measure a fund’s sensitivity to potential interest rate changes.

3.	Weighted Average Final Maturity (WAFM): WAFM calculates a fund’s average time to maturity for all of the securities held in the portfolio, weighted to their percentage of assets in the fund. In contrast to WAM, the WAFM calculation takes into account the final maturity date for each security held in the portfolio. This is a way to measure a fund’s potential sensitivity to credit spread changes.

Performance Highlights (Unaudited)	Wells Fargo Advantage Money Market Funds 15
Wells Fargo Advantage Municipal Money Market Fund (continued)
AVERAGE ANNUAL TOTAL RETURN4 (%) (AS OF JANUARY 31, 2011)

						Expense Ratios[5]
	Inception Date	6 Month*	1 Year	5 Year	10 Year	Gross	Net[6]

Institutional Class (WMTXX)	07/09/2010	0.08	0.10	1.72	1.63	0.43%	0.20%

Service Class (WMSXX)	11/02/1988	0.01	0.01	1.70	1.62	0.72%	0.45%

*	Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY[7]	Institutional	Service
(AS OF JANUARY 31, 2011)	Class	Class

7-Day Current Yield	0.14%	0.01%

7-Day Compound Yield	0.14%	0.01%

30-Day Simple Yield	0.12%	0.01%

30-Day Compound Yield	0.12%	0.01%
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Invesment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available at the Fund’s Web site — www.wellsfargo.com/advantagefunds.
Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.
An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. A portion of the Fund’s income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT).

4.	Performance shown for the Institutional Class shares prior to its inception, reflects the performance of the Service Class shares, and includes the higher expenses applicable to the Service Class shares. If these expenses had not been included, returns would be higher. Performance shown for all classes of the Fund prior to July 12, 2010 is based on the performance of the Fund’s predecessor, Evergreen Municipal Money Market Fund.

5.	Reflects the expense ratios as stated in the September 1, 2010 prospectuses.

6.	The investment adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain the contractual expense ratios shown, excluding acquired fund fees and certain other expenses. Without these reductions, the Fund’s returns would have been lower.

7.	The investment adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.11)%, and (0.39)% for Institutional Class, and Service Class, respectively.

16 Wells Fargo Advantage Money Market Funds	Performance Highlights (Unaudited)
Wells Fargo Advantage National Tax-Free Money Market Fund
INVESTMENT OBJECTIVE
The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.
INVESTMENT ADVISER
Wells Fargo Funds Management, LLC.
SUB-ADVISER
Wells Capital Management Incorporated
PORTFOLIO MANAGERS
David D. Sylvester
James Randazzo
FUND INCEPTION
January 7, 1988
WEIGHTED AVERAGE MATURITY2
(AS OF JANUARY 31, 2011)
15 Days
WEIGHTED AVERAGE FINAL MATURITY3
(AS OF JANUARY 31, 2011)
15 Days

1.	Portfolio composition and effective maturity distribution are subject to change and are calculated based on the total investments of the Fund. Effective maturity distribution is based on the weighted average maturity of each security.

2.	Weighted Average Maturity (WAM): WAM calculates an average time to maturity of all of the securities held in the portfolio, weighted by each security’s percentage of net assets. The calculation takes into account the final maturity of a fixed-income security and the interest rate reset date for floating-rate securities held in the portfolio. This is a way to measure a fund’s sensitivity to potential interest rate changes.

3.	Weighted Average Final Maturity (WAFM): WAFM calculates a fund’s average time to maturity for all of the securities held in the portfolio, weighted to their percentage of assets in the fund. In contrast to WAM, the WAFM calculation takes into account the final maturity date for each security held in the portfolio. This is a way to measure a fund’s potential sensitivity to credit spread changes.

Performance Highlights (Unaudited)	Wells Fargo Advantage Money Market Funds 17
Wells Fargo Advantage National Tax-Free Money Market Fund (continued)
AVERAGE ANNUAL TOTAL RETURN4 (%) (AS OF JANUARY 31, 2011)

						Expense Ratios[5]
	Inception Date	6 Month*	1 Year	5 Year	10 Year	Gross	Net[6]

Administrator Class (WNTXX)	04/11/2005	0.02	0.04	1.72	1.59	0.38%	0.30%
Institutional Class (WFNXX)	11/08/1999	0.06	0.12	1.82	1.73	0.26%	0.20%
Service Class (MMIXX)	08/03/1993	0.01	0.01	1.61	1.52	0.55%	0.45%

*	Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY[7]	Administrator	Institutional	Service
(AS OF JANUARY 31, 2011)	Class	Class	Class

7-Day Current Yield	0.03%	0.13%	0.01%
7-Day Compound Yield	0.03%	0.13%	0.01%
30-Day Simple Yield	0.02%	0.10%	0.01%
30-Day Compound Yield	0.02%	0.10%	0.01%
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available at the Fund’s Web site — www.wellsfargo.com/advantagefunds.
Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.
An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. A portion of the Fund’s income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT).

4.	Performance shown for the Administrator Class shares prior to its inception reflects the performance of the Service Class shares, and includes the higher expenses applicable to the Service Class shares. If these expenses had not been included, returns would be higher.

5.	Reflects the expense ratios as stated in the September 1, 2010 prospectuses.

6.	The investment adviser has committed through June 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to maintain the contractual expense ratios shown, excluding acquired fund fees and certain other expenses. Without these reductions, the Fund’s returns would have been lower.

7.	The investment adviser has committed through June 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.02)%, 0.09%, and (0.17)% for Administrator Class, Institutional Class, and Service Class, respectively.

18 Wells Fargo Advantage Money Market Funds	Performance Highlights (Unaudited)
Wells Fargo Advantage New Jersey Municipal Money Market Fund
INVESTMENT OBJECTIVE
The Fund seeks current income exempt from regular federal income tax and New Jersey individual income tax, while preserving capital and liquidity.
INVESTMENT ADVISER
Wells Fargo Funds Management, LLC.
SUB-ADVISER
Wells Capital Management Incorporated
PORTFOLIO MANAGERS
David D. Sylvester James Randazzo
FUND INCEPTION
October 26, 1998
WEIGHTED AVERAGE MATURITY2
(AS OF JANUARY 31, 2011)
7 Days
WEIGHTED AVERAGE FINAL MATURITY3
(AS OF JANUARY 31, 2011)
7 Days

1.	Portfolio composition and effective maturity distribution are subject to change and are calculated based on the total investments of the Fund. Effective maturity distribution is based on the weighted average maturity of each security.

2.	Weighted Average Maturity (WAM): WAM calculates an average time to maturity of all of the securities held in the portfolio, weighted by each security’s percentage of net assets. The calculation takes into account the final maturity of a fixed-income security and the interest rate reset date for floating-rate securities held in the portfolio. This is a way to measure a fund’s sensitivity to potential interest rate changes.

3.	Weighted Average Final Maturity (WAFM): WAFM calculates a fund’s average time to maturity for all of the securities held in the portfolio, weighted to their percentage of assets in the fund. In contrast to WAM, the WAFM calculation takes into account the final maturity date for each security held in the portfolio. This is a way to measure a fund’s potential sensitivity to credit spread changes.

Performance Highlights (Unaudited)	Wells Fargo Advantage Money Market Funds 19
Wells Fargo Advantage New Jersey Municipal Money Market Fund (continued)
AVERAGE ANNUAL TOTAL RETURN4 (%) (AS OF JANUARY 31, 2011)

						Expense Ratios[5]
	Inception Date	6 Month*	1 Year	5 Year	10 Year	Gross	Net[6]

Service Class (EJMXX)	4/5/1999	0.01	0.01	1.64	1.57	0.75%	0.45%

*	Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY[7]	Service
(AS OF JANUARY 31, 2011)	Class

7-Day Current Yield	0.01%
7-Day Compound Yield	0.01%
30-Day Simple Yield	0.01%
30-Day Compound Yield	0.01%
Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available at the Fund’s Web site — www.wellsfargo.com/advantagefunds.
Service Class shares are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.
An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. A portion of the Fund’s income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT).

4.	Performance shown for the Service Class of the Fund prior to July 12, 2010 is based on the performance of the Fund’s predecessor, Evergreen New Jersey Municipal Money Market Fund.

5.	Reflects the expense ratios as stated in the September 1, 2010 prospectuses.

6.	The investment adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain the contractual expense ratios shown, excluding acquired fund fees and certain other expenses. Without these reductions, the Fund’s returns would have been lower.

7.	The investment adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.48)% for Service Class.

20 Wells Fargo Advantage Money Market Funds	Performance Highlights (Unaudited)
Wells Fargo Advantage New York Municipal Money Market Fund
INVESTMENT OBJECTIVE
The Fund seeks current income exempt from regular federal income tax and New York individual income tax, while preserving capital and liquidity.
INVESTMENT ADVISER
Wells Fargo Funds Management, LLC.
SUB-ADVISER
Wells Capital Management Incorporated
PORTFOLIO MANAGERS
David D. Sylvester James Randazzo
FUND INCEPTION
September 24, 2001
WEIGHTED AVERAGE MATURITY2
(AS OF JANUARY 31, 2011)
11 Days
WEIGHTED AVERAGE FINAL MATURITY3
(AS OF JANUARY 31, 2011)
11 Days

1.	Portfolio composition and effective maturity distribution are subject to change and are calculated based on the total investments of the Fund. Effective maturity distribution is based on the weighted average maturity of each security.

2.	Weighted Average Maturity (WAM): WAM calculates an average time to maturity of all of the securities held in the portfolio, weighted by each security’s percentage of net assets. The calculation takes into account the final maturity of a fixed-income security and the interest rate reset date for floating-rate securities held in the portfolio. This is a way to measure a fund’s sensitivity to potential interest rate changes.

3.	Weighted Average Final Maturity (WAFM): WAFM calculates a fund’s average time to maturity for all of the securities held in the portfolio, weighted to their percentage of assets in the fund. In contrast to WAM, the WAFM calculation takes into account the final maturity date for each security held in the portfolio. This is a way to measure a fund’s potential sensitivity to credit spread changes.

Performance Highlights (Unaudited)	Wells Fargo Advantage Money Market Funds 21
Wells Fargo Advantage New York Municipal Money Market Fund (continued)
AVERAGE ANNUAL TOTAL RETURN4 (%) (AS OF JANUARY 31, 2011)

						Expense Ratios[5]
	Inception Date	6 Month*	1 Year	5 Year	Life of Fund	Gross	Net[6]

Service Class (ENIXX)	9/24/2001	0.01	0.01	1.64	1.45	0.75%	0.45%

*	Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY[7]	Service
(AS OF JANUARY 31, 2011)	Class

7-Day Current Yield	0.01%
7-Day Compound Yield	0.01%
30-Day Simple Yield	0.01%
30-Day Compound Yield	0.01%
Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available at the Fund’s Web site — www.wellsfargo.com/advantagefunds.
Service Class shares are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.
An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. A portion of the Fund’s income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT).

4.	Performance shown for the Service Class of the Fund prior to July 12, 2010 is based on the performance of the Fund’s predecessor, Evergreen New York Municipal Money Market Fund.

5.	Reflects the expense ratios as stated in the September 1, 2010 prospectuses.

6.	The investment adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain the contractual expense ratios shown, excluding acquired fund fees and certain other expenses. Without these reductions, the Fund’s returns would have been lower.

7.	The investment adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.33)% for Service Class.

22 Wells Fargo Advantage Money Market Funds	Performance Highlights (Unaudited)
Wells Fargo Advantage Pennsylvania Municipal Money Market Fund
INVESTMENT OBJECTIVE
The Fund seeks current income exempt from regular federal income tax and Pennsylvania individual income tax, while preserving capital and liquidity.
INVESTMENT ADVISER
Wells Fargo Funds Management, LLC.
SUB-ADVISER
Wells Capital Management Incorporated
PORTFOLIO MANAGERS
David D. Sylvester
James Randazzo
FUND INCEPTION
August 15, 1991
WEIGHTED AVERAGE MATURITY2
(AS OF JANUARY 31, 2011)
9 Days
WEIGHTED AVERAGE FINAL MATURITY3
(AS OF JANUARY 31, 2011)
9 Days

1.	Portfolio composition and effective maturity distribution are subject to change and are calculated based on the total investments of the Fund. Effective maturity distribution is based on the weighted average maturity of each security.

2.	Weighted Average Maturity (WAM): WAM calculates an average time to maturity of all of the securities held in the portfolio, weighted by each security’s percentage of net assets. The calculation takes into account the final maturity of a fixed-income security and the interest rate reset date for floating-rate securities held in the portfolio. This is a way to measure a fund’s sensitivity to potential interest rate changes.

3.	Weighted Average Final Maturity (WAFM): WAFM calculates a fund’s average time to maturity for all of the securities held in the portfolio, weighted to their percentage of assets in the fund. In contrast to WAM, the WAFM calculation takes into account the final maturity date for each security held in the portfolio. This is a way to measure a fund’s potential sensitivity to credit spread changes.

Performance Highlights (Unaudited)	Wells Fargo Advantage Money Market Funds 23
Wells Fargo Advantage Pennsylvania Municipal Money Market Fund (continued)
AVERAGE ANNUAL TOTAL RETURN4 (%) (AS OF JANUARY 31, 2011)

						Expense Ratios[5]
	Inception Date	6 Month*	1 Year	5 Year	10 Year	Gross	Net[6]

Service Class (EPAXX)	8/15/1991	0.01	0.01	1.70	1.63	0.76%	0.45%

*	Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY[7]	Service
(AS OF JANUARY 31, 2011)	Class

7-Day Current Yield	0.01%
7-Day Compound Yield	0.01%
30-Day Simple Yield	0.01%
30-Day Compound Yield	0.01%
Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available at the Fund’s Web site — www.wellsfargo.com/advantagefunds.
Service Class shares are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.
An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. A portion of the Fund’s income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT).

4.	Performance shown for the Service Class of the Fund prior to July 12, 2010 is based on the performance of the Fund’s predecessor, Evergreen Pennsylvania Municipal Money Market Fund.

5.	Reflects the expense ratios as stated in the September 1, 2010 prospectuses.

6.	The investment adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain the contractual expense ratios shown, excluding acquired fund fees and certain other expenses. Without these reductions, the Fund’s returns would have been lower.

7.	The investment adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or expenses, the Fund’s 7-day current yield would have been (0.46)% for Service Class.

24 Wells Fargo Advantage Money Market Funds	Fund Expenses (Unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2010 to January 31, 2011.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid	Net Annual
Wells Fargo Advantage California Municipal Money Market Fund	08-01-2010	01-31-2011	During the Period[1]	Expense Ratio

Administrator Class
Actual	$1,000.00	$1,000.09	$1.41	0.28%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.79	$1.43	0.28%
Institutional Class
Actual	$1,000.00	$1,000.47	$1.01	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02	0.20%
Service Class
Actual	$1,000.00	$1,000.05	$1.46	0.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.74	$1.48	0.29%
Wells Fargo Advantage Municipal Cash Management Money Market Fund
Administrator Class
Actual	$1,000.00	$1,000.29	$1.51	0.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.69	$1.53	0.30%
Institutional Class
Actual	$1,000.00	$1,000.78	$1.01	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02	0.20%
Service Class
Actual	$1,000.00	$1,000.05	$1.76	0.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	$1.79	0.35%

Fund Expenses (Unaudited)	Wells Fargo Advantage Money Market Funds 25

	Beginning	Ending
	Account Value	Account Value	Expenses Paid	Net Annual
Wells Fargo Advantage Municipal Money Market Fund	08-01-2010	01-31-2011	During the Period[1]	Expense Ratio

Institutional Class
Actual	$1,000.00	$1,000.78	$1.01	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02	0.20%
Service Class
Actual	$1,000.00	$1,000.07	$1.71	0.34%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.49	$1.73	0.34%
Wells Fargo Advantage National Tax Free Money Market Fund
Administrator Class
Actual	$1,000.00	$1,000.16	$1.46	0.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.74	$1.48	0.29%
Institutional Class
Actual	$1,000.00	$1,000.62	$1.01	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02	0.20%
Service Class
Actual	$1,000.00	$1,000.07	$1.56	0.31%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.64	$1.58	0.31%
Wells Fargo Advantage New Jersey Municipal Money Market Fund
Service Class
Actual	$1,000.00	$1,000.07	$1.56	0.31%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.64	$1.58	0.31%
Wells Fargo Advantage New York Municipal Money Market Fund
Service Class
Actual	$1,000.00	$1,000.07	$1.46	0.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.74	$1.48	0.29%
Wells Fargo Advantage Pennsylvania Municipal Money Market Fund
Service Class
Actual	$1,000.00	$1,000.10	$1.81	0.36%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.39	$1.84	0.36%

1.	Expenses paid is equal to each class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period.)

26 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
CALIFORNIA MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Municipal Bonds and Notes: 99.92%

California: 97.51%

Other Municipal Debt: 3.68%
$5,000,000	Riverside County CA Teeter Financing (Miscellaneous Revenue)	0.27%	04/05/2011	$5,000,000
66,080,000	San Joaquin County Transportation Authority (Tax Revenue)	0.26	02/09/2011	66,080,000
32,620,000	Santa Clara County CA Teeter Plan Obligation Series A-1 (Tax Revenue)	0.30	02/09/2011	32,620,000

				103,700,000

Variable Rate Demand Notes: 93.83%
2,000,000	ABAG Finance Authority for Nonprofit Corporation California Berkeleyan Project A (Housing Revenue, FNMA Insured)§	0.35	05/15/2033	2,000,000
5,200,000	ABAG Finance Authority for Nonprofit Corporation California Branson School (Education Revenue, Northern Trust Company LOC)§	0.28	07/01/2038	5,200,000
1,300,000	ABAG Finance Authority for Nonprofit Corporation California MFHR Acton Courtyard Series A (Housing Revenue, FHLMC Insured)§	0.30	04/01/2037	1,300,000
3,200,000	ABAG Finance Authority for Nonprofit Corporation California MFHR Artech Building B (Housing Revenue, FHLMC Insured)§	0.30	05/01/2029	3,200,000
10,065,000	ABAG Finance Authority for Nonprofit Corporation California MFHR GAIA Building Project Series A (Housing Revenue, FNMA Insured)§	0.35	09/15/2032	10,065,000
1,700,000	ABAG Finance Authority for Nonprofit Corporation California Sharp Healthcare Series D (Hospital Revenue, CitiBank NA LOC)§	0.27	08/01/2035	1,700,000
3,045,000	ABAG Finance Authority for Nonprofit Corporation California St. Anthony Foundation (Miscellaneous Revenue, Bank of America Corporation LOC)§	0.30	03/01/2037	3,045,000
11,300,000	ABAG Finance Authority for Nonprofit Corporation California The Head-Royce School (Education Revenue, Bank of America Corporation LOC)§	0.30	09/01/2036	11,300,000
10,630,000	ABAG Finance Authority for Nonprofit Corporations California Air Force Village West Incorporated (Health Revenue, KBC Bank NV LOC)§	0.32	05/15/2035	10,630,000
10,110,000	ABAG Finance Authority for Nonprofit Corporations California Colma BART Apartments Series A (Housing Revenue, Bank of America Corporation LOC)§	0.39	11/15/2035	10,110,000
10,000,000	ABAG Finance Authority for Nonprofit Corporations California Menlo School (Education Revenue, Northern Trust Company LOC)§	0.28	09/01/2033	10,000,000
2,420,000	ABAG Finance Authority for Nonprofit Corporations California San Francisco University Series A (Education Revenue, Northern Trust Company LOC)§	0.28	04/01/2035	2,420,000
10,385,000	ABAG Finance Authority for Nonprofit Corporations California Zoological Society of San Diego (Miscellaneous Revenue, Bank of America Corporation LOC)§	0.35	10/01/2034	10,385,000
3,850,000	ABAG Finance Authority for Nonprofit Corporations Jewish Community Center (Miscellaneous Revenue, Bank of America Corporation LOC)§	0.33	06/01/2029	3,850,000
3,870,000	ABAG Finance Authority for Nonprofit Corporations San Francisco Friends School (Education Revenue, Bank of America Corporation LOC)§	0.33	02/01/2038	3,870,000
7,005,000	ABAG Finance Authority For Nonprofit Corporations San Francisco High University Series A (Education Revenue, Northern Trust Company LOC)§	0.28	04/01/2036	7,005,000
1,100,000	Alameda CA PFA MFHR Eagle Parrot Project Series A (Housing Revenue, FNMA Insured)§	0.33	05/15/2035	1,100,000
2,000,000	Anaheim CA Housing Authority Cobblestone Apartments Series B (Housing Revenue, FNMA Insured)§	0.31	03/15/2033	2,000,000
1,895,000	Anaheim CA Housing Authority MFHR Monterey Apartments Series B (Housing Revenue, FNMA Insured)§	0.29	05/15/2027	1,895,000
12,600,000	Anaheim CA Housing Authority Park Vista Apartments (Housing Revenue, FHLMC Insured)§	0.27	07/01/2033	12,600,000
6,000,000	Anaheim CA Housing Authority Sea Wind Apartments Project Series C (Housing Revenue, FNMA Insured)§	0.30	07/15/2033	6,000,000
5,170,000	Anaheim CA Redevelopment Agency Tax Allocation Merged Redevelopment Project Series A (Water & Sewer Revenue, FSA Insured)§††	0.29	07/01/2031	5,170,000
8,680,000	Arcadia County CA USD Series 2679 (GO — Local, FSA Insured)§††	0.29	08/01/2013	8,680,000
7,000,000	Austin Certificates Bank of America-BOA-Series 2008-3312 (Miscellaneous Revenue)§††	0.35	08/01/2032	7,000,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 27
CALIFORNIA MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$14,610,000	Glendale CA Public Financing Authority Parity Water Systems Project (Water & Sewer Revenue, FSA Insured)§††	0.29%	02/01/2038	$14,610,000
5,900,000	Bakersfield CA Series B (Water & Sewer Revenue, AGM Insured)§	0.34	09/01/2035	5,900,000
31,230,000	Big Bear Lake CA Southwest Gas Corporation Project Series A (Utilities Revenue)§	0.30	12/01/2028	31,230,000
8,645,000	Branch Banking & Trust Municipal Trust Floaters Series 2049 (GO — Local, Branch Banking & Trust LOC, FSA Insured)§††	0.31	02/01/2027	8,645,000
25,330,000	California Alternative Energy Source Financing Authority GE Capital Corporation Series A (Utilities Revenue)§††	0.29	10/01/2020	25,330,000
5,800,000	California CDA MFHR Glen Haven Apartments Series 2002 (Housing Revenue, FNMA Insured)§	0.30	04/15/2035	5,800,000
6,225,000	California Coast Community College Capital Appreciation Election 2002 PUTTER DB-621 (GO — Local, FSA Insured)§††	0.29	08/01/2028	6,225,000
11,105,000	California Educational Facilities Authority Charles Drew University (Education Revenue, Sovereign Bank LOC)§	0.37	11/01/2042	11,105,000
11,475,000	California Finance Authority Kehillah Jewish High School Series 2009 (Education Revenue, California Bank & Trust LOC)§	0.27	08/01/2039	11,475,000
8,725,000	California GO Series B-1 (GO — State, CitiBank NA LOC)§	0.25	05/01/2034	8,725,000
16,075,000	California GO Series C-3 (GO — State, Bank of America Corporation LOC)§	0.25	07/01/2023	16,075,000
4,900,000	California HFA Home Mortgage Series H (Housing Revenue, FNMA LOC)§	0.26	02/01/2036	4,900,000
22,275,000	California HFFA Childrens Hospital Series B (Hospital Revenue, Bank of America Corporation LOC)§	0.30	07/01/2042	22,275,000
7,000,000	California HFFA Floaters Series 3103 (Hospital Revenue)§††	0.30	08/15/2038	7,000,000
30,500,000	California Infrastructure & Economic Development Authority California Academy Series C (Energy Revenue)§	0.22	12/01/2029	30,500,000
1,490,000	California Infrastructure & Economic Development Bank Haig Precision Corporation Project (IDR, Bank of the West LOC)§	0.46	07/01/2030	1,490,000
1,910,000	California Infrastructure & Economic Development Bank California Academy Series A (Miscellaneous Revenue, U.S. Bank NA LOC)§	0.24	09/01/2038	1,910,000
8,715,000	California Infrastructure & Economic Development Bank California Academy Series C (Miscellaneous Revenue, Bank of Nova Scotia LOC)§	0.24	09/01/2038	8,715,000
4,940,000	California Infrastructure & Economic Development Bank California Academy Series C (Education Revenue, East West Bank LOC)§	0.32	12/01/2040	4,940,000
3,000,000	California Infrastructure & Economic Development Bank Lycee Francias de Los Angeles Project (Education Revenue, U.S. Bank Corporation LOC)§	0.28	09/01/2036	3,000,000
1,300,000	California Infrastructure & Economic Development Bank Orange County Performing Series A (Miscellaneous Revenue, Bank of America Corporation LOC)§	0.30	07/01/2034	1,300,000
22,960,000	California Infrastructure & Economic Development Bank Rand Corporation Series B (Miscellaneous Revenue, Bank of America NA LOC)§	0.30	04/01/2042	22,960,000
2,500,000	California Infrastructure & Economic Development Bank ROC RR II R-11527 (Transportation Revenue, AMBAC Insured)§††	0.27	07/01/2030	2,500,000
2,185,000	California Infrastructure & Economic Development Bank Society for the Blind Project (Miscellaneous Revenue, U.S. Bank NA LOC)§††	0.32	01/01/2037	2,185,000
6,500,000	California Infrastructure & Economic Development Bank The Bay Institute Aquarium Foundation (Miscellaneous Revenue)§	0.26	06/01/2025	6,500,000
1,000,000	California Municipal Finance Authority Chevron USA Incorporated Project (Energy Revenue)§	0.24	06/01/2025	1,000,000
61,530,000	California Municipal Finance Authority Chevron USA Recovery Zone Project Series A (Miscellaneous Revenue)§	0.24	11/01/2035	61,530,000
19,540,000	California Municipal Finance Authority Pacific Institute Series A (Health Revenue, California Bank & Trust LOC)§	0.26	08/01/2037	19,540,000
6,935,000	California Municipal Finance Authority San Francisco Planning Project (Miscellaneous Revenue)§	0.26	12/01/2042	6,935,000
4,700,000	California PCFA Exempt Facilities Revenue Exxon Mobil Project (Energy Revenue)§	0.22	12/01/2029	4,700,000
3,200,000	California PCFA Musco Family Olive Series A (Resource Recovery Revenue, Bank of the West LOC)§	0.29	11/01/2019	3,200,000

28 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
CALIFORNIA MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$18,600,000	California PCFA Pacific Gas & Electric Series F (Utilities Revenue, JPMorgan Chase & Company LOC)§	0.24%	11/01/2026	$18,600,000
3,400,000	California PCFA Solid Waste John & Ann M Verwey Project (Miscellaneous Revenue, Bank of America Corporation LOC)§	0.35	05/01/2028	3,400,000
1,400,000	California PCFA Solid Waste Milk Time Dairy Farms Project (Miscellaneous Revenue, Bank of the West LOC)§	0.35	11/01/2027	1,400,000
6,000,000	California PCFA Solid Waste Milk Time Dairy Farms Project (Miscellaneous Revenue, CoBank ACB LOC)§	0.35	11/01/2027	6,000,000
3,000,000	California PCFA Solid Waste P&D Dairy & Poso Creek (Miscellaneous Revenue, Bank of the West LOC)§	0.35	05/01/2028	3,000,000
300,000	California PCFA Wadham Energy Series B (Resource Recovery Revenue, BNP Paribas LOC)§	0.37	11/01/2017	300,000
14,000,000	California PCFA Wadham Energy Series C (Resource Recovery Revenue, BNP Paribas LOC)§	0.37	11/01/2017	14,000,000
5,100,000	California PCFA (Energy Revenue)§	0.20	04/01/2017	5,100,000
15,665,000	California Refunding GO Branch Banking & Trust Company Municipal Trust Series 2000 (GO — State, Branch Banking & Trust LOC, FSA Insured)§††	0.30	07/10/2027	15,665,000
4,285,000	California Scripps Health Series F (Hospital Revenue, Northern Trust Company LOC)§	0.24	10/01/2031	4,285,000
7,480,000	California State Department of Veterans Affairs ROC RR II R-1131 (Housing Revenue)§††	0.34	12/01/2014	7,480,000
5,505,000	California State DWR Power Supply Revenue Series C-7 (Water & Sewer Revenue)§	0.30	05/01/2022	5,505,000
4,885,000	California State DWR Series 3019 (Water & Sewer Revenue)§††	0.29	06/01/2016	4,885,000
25,000,000	California State Economic Recovery Revenue Series C-5 (GO — State, Bank of America Corporation LOC)§	0.26	07/01/2023	25,000,000
2,750,000	California State EDFA Joseph Schmidt Project Series A (IDR, Bank of the West LOC)§	0.31	12/01/2026	2,750,000
7,665,000	California State Enterprise Development Authority Pocino Foods Company Project Series A (IDR)§	0.32	11/01/2033	7,665,000
4,000,000	California State Enterprise Development Authority Ramar International Corporation Project Series A (IDR, Bank of the West LOC)§	0.32	11/01/2033	4,000,000
10,000,000	California State Series A- Subseries A-1-2 RMKT (GO — State, Barclays Bank plc LOC)§	0.28	05/01/2040	10,000,000
600,000	California State Series A- Subseries C-2 RMKT (GO — State)§	0.29	05/01/2033	600,000
20,000,000	California State Series A-2-1 RMKT (GO — State, Royal Bank of Canada LOC)§	0.27	05/01/2040	20,000,000
20,000,000	California State Series A-Subseries A-1-1 RMKT (GO — State, Royal Bank of Canada LOC)§	0.25	05/01/2040	20,000,000
40,275,000	California State Series A2 (GO — State, Bank of Montreal LOC)§	0.25	05/01/2033	40,275,000
20,000,000	California State Series A3 (GO — State, Bank of Montreal LOC)§	0.25	05/01/2033	20,000,000
10,000,000	California State Series B Subseries B3 (GO — State, Barclays Bank plc LOC)§	0.27	05/01/2040	10,000,000
14,400,000	California State Series B5 (GO — State, CitiBank NA LOC)§	0.26	05/01/2034	14,400,000
8,450,000	California State Series C1 (GO — State, Bank of America Corporation LOC)§	0.27	05/01/2033	8,450,000
12,825,000	California Statewide CDA (Hospital Revenue, FSA Insured)§††	0.31	08/15/2032	12,825,000
7,255,000	California Statewide CDA Aegis Moraga Project C (Housing Revenue, FNMA Insured)§	0.31	07/01/2027	7,255,000
6,270,000	California Statewide CDA Aegis Pleasant Hill Series H (Housing Revenue, FNMA Insured)§	0.30	07/01/2027	6,270,000
9,500,000	California Statewide CDA Arbor Ridge Apartments Series B (Housing Revenue, FHLMC Insured)§	0.29	11/01/2036	9,500,000
990,000	California Statewide CDA Belmont Project Series F (Housing Revenue, FNMA Insured)§	0.28	06/15/2038	990,000
4,000,000	California Statewide CDA Charter Court Apartments Series L (Housing Revenue, FHLMC Insured)§	0.29	09/01/2040	4,000,000
24,400,000	California Statewide CDA Gas Supply Project (Utilities Revenue)§	0.38	02/01/2053	24,400,000
1,925,000	California Statewide CDA Grande Apartments Series TT (Housing Revenue, FNMA Insured)§	0.32	12/15/2034	1,925,000
4,660,000	California Statewide CDA Greenback Manor Apartments Series A (Housing Revenue, East West Bank LOC)§	0.35	02/01/2028	4,660,000
10,000,000	California Statewide CDA Heritage Park Apartments Series C (Housing Revenue, FHLMC Insured)§††	0.28	01/01/2038	10,000,000
3,210,000	California Statewide CDA Horizons Indio Series F (Housing Revenue, CitiBank NA LOC)§	0.31	07/01/2038	3,210,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 29
CALIFORNIA MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Variable Rate Demand Notes (continued)
$6,775,000	California Statewide CDA La Puente Apartments Series JJ (Housing Revenue, U.S. Bank NA LOC)§	0.31%	11/01/2031	$6,775,000
12,170,000	California Statewide CDA Livermore Valley Arts Center Project (Miscellaneous Revenue, Bank of New York LOC)§	0.25	12/01/2036	12,170,000
6,500,000	California Statewide CDA Marinears Pointe Series A (Housing Revenue, FNMA Insured)§	0.27	02/15/2036	6,500,000
10,500,000	California Statewide CDA MFHR Canyon Country Apartments Series M (Housing Revenue, FHLMC Insured)§	0.29	12/01/2034	10,500,000
3,985,000	California Statewide CDA MFHR Granite Oaks Apartments Series R (Housing Revenue, FNMA Insured)§	0.32	10/15/2030	3,985,000
11,500,000	California Statewide CDA MFHR Imperial Park Apartments Series 00 (Housing Revenue, FHLMC Insured)§	0.39	11/01/2040	11,500,000
21,700,000	California Statewide CDA MFHR Series 2680 (Housing Revenue, FHLMC Insured)§	0.39	05/15/2018	21,700,000
7,000,000	California Statewide CDA Multifamily Housing Desert Palms Series A (Housing Revenue, FHLMC Insured)§	0.28	08/01/2045	7,000,000
1,300,000	California Statewide CDA Multifamily Housing PUTTER Series 2681 (Housing Revenue, JPMorgan Chase Bank LOC)§††	0.49	05/15/2018	1,300,000
3,200,000	California Statewide CDA Multifamily Housing Seasons at Lakewood Series A (Housing Revenue, FNMA Insured)§	0.32	05/15/2037	3,200,000
7,840,000	California Statewide CDA Oakmont Senior Living Series Y (Housing Revenue, FNMA Insured)§	0.29	08/01/2031	7,840,000
8,640,000	California Statewide CDA Olympus Park Apartments Series Y (Housing Revenue, FNMA Insured)§	0.30	10/15/2030	8,640,000
1,400,000	California Statewide CDA PCR Chevron USA Incorporated Project (Energy Revenue)§	0.24	05/15/2024	1,400,000
18,845,000	California Statewide CDA Rady Children’s Hospital Series A (Hospital Revenue, U.S. Bank NA LOC)§	0.25	08/15/2047	18,845,000
5,265,000	California Statewide CDA Seasons Senior Apartments Series B (Housing Revenue, FNMA Insured)§	0.30	05/15/2037	5,265,000
40,540,000	California Statewide CDA Series 3102 (Hospital Revenue, AMBAC Insured)§	0.29	11/15/2048	40,540,000
6,000,000	California Statewide CDA Series 3108 (Hospital Revenue, AMBAC Insured)§††	0.29	08/15/2038	6,000,000
40,000,000	California Statewide CDA Series 381 (Hospital Revenue, AMBAC Insured)§	0.28	11/01/2040	40,000,000
5,665,000	California Statewide CDA Sunrise of Danville Project Series A (Housing Revenue, FNMA Insured)§	0.31	05/01/2027	5,665,000
2,150,000	California Statewide CDA Tyrella Gardens Apartments Series B (Housing Revenue, CitiBank NA LOC)§	0.35	06/01/2036	2,150,000
740,000	California Statewide CDA University Retirement Community Project (Health Revenue, Bank of America Corporation LOC)§	0.28	11/15/2038	740,000
4,000,000	California Statewide CDA Villa Paseo Senior Project MM (Housing Revenue, East West Bank LOC)§	0.30	11/01/2035	4,000,000
2,900,000	California Statewide CDA Village at Hesperia Series CCC (Housing Revenue, FNMA Insured)§	0.31	11/15/2039	2,900,000
4,375,000	California Statewide CDA Village at Ninth Apartments Series D (Housing Revenue, FNMA Insured)§	0.31	11/15/2035	4,375,000
3,605,000	California Statewide CDA Village at Shaw Apartments Series E (Housing Revenue, FNMA Insured)§	0.32	11/15/2035	3,605,000
4,538,000	California Statewide University of San Francisco Series 2005B (Education Revenue, Bank of America Corporation LOC)§	0.31	10/01/2035	4,538,000
1,755,000	Camarillo CA Hacienda De Camarillo Project (Housing Revenue, FNMA Insured)§	0.28	10/15/2026	1,755,000
7,680,000	Chino Basin CA Regional Financing Authority Inland Empire Utility Series B (Water & Sewer Revenue)§	0.26	06/01/2032	7,680,000
2,100,000	Concord CA MFHR (Housing Revenue, FHLMC Insured)§	0.48	12/01/2016	2,100,000

30 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
CALIFORNIA MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$1,300,000	Contra Costa County CA Series B (Housing Revenue, FNMA Insured)§	0.27%	11/15/2022	$1,300,000
11,000,000	Corona CA Household Bank Project B (Housing Revenue, FNMA Insured)§	0.30	02/01/2023	11,000,000
16,725,000	Deutsche Bank Spears Lifers Trust Series DB 384 (GO — Local, NATL-RE Insured)§††	0.31	06/01/2032	16,725,000
3,740,000	Deutsche Bank Spears Lifers Trust Series DB-382 (GO — Local, NATL-RE Insured)§††	0.31	08/01/2030	3,740,000
36,625,000	Deutsche Bank Spears Lifers Trust Series 287 (GO — Local, NATL-RE Insured)§††	0.31	09/01/2037	36,625,000
9,080,000	Deutsche Bank Spears Lifers Trust Series DB-448 (GO — Local, FSA Insured)§††	0.29	07/01/2032	9,080,000
3,987,000	Deutsche Bank Spears Lifers Trust Series DB-457 (GO — State, FSA Insured)§††	0.29	08/01/2032	3,987,000
9,950,000	Deutsche Bank Spears Lifers Trust Series DB-477 (GO — Local, FSA FGIC AMBAC Insured)§††	0.29	12/01/2024	9,950,000
10,495,000	Deutsche Bank Spears Lifers Trust Series DB-490 (Tax Revenue, FSA Insured)§††	0.29	02/01/2031	10,495,000
15,968,000	Deutsche Bank Spears Lifers Trust Series DB-490 (GO — Local, FSA Insured)§††	0.29	08/01/2042	15,968,000
4,175,000	Deutsche Bank Spears Lifers Trust Series DB-628 (GO — Local, FSA Insured)§††	0.29	08/01/2031	4,175,000
6,860,000	Deutsche Bank Spears Lifers Trust Series DB-629 (GO — Local, NATL-RE Insured)§††	0.29	08/01/2031	6,860,000
4,520,000	Deutsche Bank Spears Lifers Trust Series DB-630 (GO — Local, NATL-RE Insured)§††	0.29	02/01/2024	4,520,000
14,910,000	Deutsche Bank Spears Lifers Trust Series DB-632 (GO — Local, FSA-CR FGIC Insured)§††	0.29	08/01/2033	14,910,000
8,918,000	Deutsche Bank Spears Lifers Trust Series DB-670 (GO — Local, FSA Insured)§††	0.29	06/01/2028	8,918,000
10,000,000	Deutsche Bank Spears Lifers Trust Series DBE-247 (Tax Revenue, FGIC Insured)§††	0.31	12/01/2030	10,000,000
11,575,000	Deutsche Bank Spears Lifers Trust Series DBE-383 (GO — Local, FGIC Insured)§	0.31	08/01/2035	11,575,000
3,155,000	Deutsche Bank Spears Lifers Trust Series DBE-444 (GO — Local, FGIC Insured)§††	0.29	08/01/2032	3,155,000
2,695,000	Deutsche Bank Spears Lifers Trust Series DBE-500 (Water & Sewer Revenue, AMBAC Insured)§††	0.29	11/01/2038	2,695,000
1,025,000	Deutsche Bank Spears Lifers Trust Series DBE-575 (Tax Revenue, AMBAC Insured)§††	0.29	09/01/2029	1,025,000
7,165,000	Deutsche Bank Spears Lifers Trust Series DBE-625 (Tobacco Revenue, AMBAC Insured)§††	0.29	06/01/2028	7,165,000
8,800,000	Deutsche Bank Spears Lifers Trust Series DBE-637 (GO — Local)§††	0.29	08/01/2047	8,800,000
3,716,000	Deutsche Bank Spears Lifers Trust Series DBE-648 (GO — Local, FSA NATL-RE FGIC Insured)§††	0.29	09/01/2029	3,716,000
7,604,000	Deutsche Bank Spears Lifers Trust Series DBE-650 (GO — Local)§	0.29	08/01/2048	7,604,000
7,486,000	Deutsche Bank Spears Lifers Trust Series DBE-656 (GO — Local)§††	0.29	08/01/2054	7,486,000
22,380,000	East Bay CA Municipal Utilities District Water System Series A-1 (Water & Sewer Revenue)§	0.24	06/01/2038	22,380,000
21,200,000	East Bay CA Municipal Utilities District Water System Series A-3 (Water & Sewer Revenue)§	0.24	06/01/2038	21,200,000
9,755,000	Eastern Municipal Water District California Water & Sewer COP Series D (Water & Sewer Revenue)§	0.24	07/01/2023	9,755,000
25,800,000	Eclipse Funding Trust 2006-0002-Solar Eclipse-Los Angeles (GO — Local, U.S. Bank NA LOC)§††	0.28	07/01/2030	25,800,000
10,215,000	Eclipse Funding Trust 2007-0079 Solar Eclipse-Los Angeles (GO — Local, U.S. Bank NA LOC)§††	0.28	08/01/2032	10,215,000
2,180,000	Eclipse Funding Trust California Educational Facilities 2006-0065 Solar Eclipse Pepperdine (Education Revenue, U.S. Bank NA LOC)§††	0.27	12/01/2013	2,180,000
2,810,000	El Dorado CA Irrigation District & El Dorado Water Agency Series A (Water & Sewer Revenue)§	0.29	03/01/2036	2,810,000
6,875,000	Elsinore Valley CA Municipal Water District COP Series B (Water & Sewer Revenue, U.S. Bank NA LOC)§	0.25	07/01/2035	6,875,000
10,000,000	Financing Authority Municipal Trust Receipts SGC-49 Class — A (Water & Sewer Revenue, Societe Generale LOC, FGIC Insured)§††	0.29	12/01/2035	10,000,000
9,800,000	Fremont CA Treetops Apartments Series A (Housing Revenue, FNMA Insured)§	0.30	08/15/2026	9,800,000
12,870,000	Glendale CA Water Revenue (GO — Local, NATL-RE Insured)§††	0.29	09/01/2027	12,870,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 31
CALIFORNIA MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$4,030,000	Golden State Tobacco Securitization Corporation California Tobacco Settlement ROC RR II R-11432 (Tobacco Revenue, AGC-ICC Insured)§††	0.33%	06/01/2035	$4,030,000
6,255,000	Golden State Tobacco Securitization Corporation California Tobacco Settlement ROC RR II R-11442 (Tobacco Revenue, AGC-ICC Insured)§††	0.33	06/01/2035	6,255,000
21,290,000	Golden State Tobacco Securitization Corporation California Tobacco Settlement ROC RR II R-11443 (Tobacco Revenue, CIFG-TCRS Insured)§	0.36	06/01/2045	21,290,000
5,000,000	Golden State Tobacco Securitization Corporation California Tobacco Settlement ROC RR II R-287X (Tobacco Revenue, CIFG-TCRS Insured)§††	0.27	06/01/2011	5,000,000
3,380,000	Grossmont CA USD Capital Appreciation Election of 2004 (Tobacco Revenue, FGIC Insured)§††	0.29	06/01/2035	3,380,000
7,425,000	Grossmont Cuyamaca CA Community College District ROC RR II R-11519 (GO — Local, Assured Guaranty Insured)§††	0.29	02/01/2016	7,425,000
4,800,000	Hartnell CA Community College District Series 2966 (GO — Local, FSA Insured)§††	0.29	06/01/2014	4,800,000
7,400,000	Hayward CA Housing Authority MFHR Barrington Hills Series A (Housing Revenue, FNMA Insured)§	0.27	06/15/2025	7,400,000
4,000,000	Hayward CA MFHR Shorewood Series A (Housing Revenue, FNMA Insured)§	0.27	07/15/2014	4,000,000
1,000,000	Hemet CA MFHR Sunwest Retirement Series A (Housing Revenue, FHLMC Insured)§	0.27	01/01/2025	1,000,000
3,970,000	Hemet CA USD Facilities Project (Lease Revenue, State Street Bank & Trust Company LOC)§	0.23	10/01/2036	3,970,000
4,455,000	Hesperia CA USD COP Interim School Facility Funding Program (Lease Revenue, AGM Insured)§	0.50	02/01/2018	4,455,000
12,895,000	Hesperia CA USD COP Interim School Facility Funding Program (Lease Revenue, AGM Insured)§	0.50	02/01/2028	12,895,000
12,380,000	Hesperia CA USD COP Interim School Facility Funding Program (GO — Local, AGM Insured)§	0.50	02/01/2038	12,380,000
6,620,000	Highland CA RDA Jeffrey Court Senior Apartments (Housing Revenue, East West Bank LOC)§	0.29	03/01/2028	6,620,000
2,000,000	Imperial CA Community College District Capital Appreciation Election of 2004 Project Series C (Education Revenue, FSA Insured)§††	0.32	08/01/2030	2,000,000
50,000	Irvine CA Improvement Board Act 1915 Assessment District #04-21-B (Tax Revenue, KBC Bank NV LOC)§	0.30	09/02/2030	50,000
3,200,000	Irvine CA Improvement Board Act 1915 Series 07-22-A (Tax Revenue, KBC Bank NV LOC)§	0.30	09/02/2032	3,200,000
4,626,000	Irvine CA Improvement Board Act District No. 87-8 (Tax Revenue, KBC Bank NV LOC)§	0.30	09/02/2024	4,626,000
8,700,000	Kings County CA Housing Authority Edgewater LLSE Apartments Series A (Housing Revenue, FNMA Insured)§	0.27	02/15/2031	8,700,000
5,500,000	Lancaster CA Redevelopment Agency MFHR 20th Street Apartments Project Series C (Housing Revenue, FNMA Insured)§	0.28	12/01/2026	5,500,000
3,935,000	Lodi CA USD Election 2002 Project (Water & Sewer Revenue)§††	0.29	07/01/2017	3,935,000
4,780,000	Los Angeles CA Community College District Series 2864 (GO — Local, FSA Insured)§††	0.29	08/01/2014	4,780,000
10,365,000	Los Angeles CA Community RDA Second & Central Apartments Project (Housing Revenue, HSBC Bank USA NA LOC)§	0.29	12/01/2038	10,365,000
6,290,000	Los Angeles CA Community RDA Security Building Project Series A (Housing Revenue, FNMA Insured)§	0.29	12/15/2034	6,290,000
10,000,000	Los Angeles CA COP Samuel A Fryer Yavney Series A (Education Revenue, California Bank & Trust LOC)§	0.27	08/01/2038	10,000,000
10,505,000	Los Angeles CA DW&P ROC RR II R-11531 (Water & Sewer Revenue, NATL-RE Insured)§††	0.29	01/01/2013	10,505,000
5,000,000	Los Angeles CA DW&P Subseries A4 (Utilities Revenue)§	0.24	07/01/2035	5,000,000
5,355,000	Los Angeles CA Kadima Hebrew Acadamy Project Series A (Education Revenue, Bank of America Corporation LOC)§	0.51	08/01/2035	5,355,000
3,540,000	Los Angeles CA Mission Village Terrace Apartments (Housing Revenue, East West Bank LOC)§	0.30	07/01/2027	3,540,000

32 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
CALIFORNIA MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$400,000	Los Angeles CA Power System Subseries A5 (Utilities Revenue)§	0.25%	07/01/2035	$400,000
5,000,000	Los Angeles CA Power System Subseries-A6 (Utilities Revenue)§	0.24	07/01/2035	5,000,000
5,785,000	Los Angeles CA Waste Water System Series 2254 (Water & Sewer Revenue, NATL-RE Insured)§††	0.29	06/01/2013	5,785,000
8,330,000	Los Angeles CA Waste Water System Subseries G (Water & Sewer Revenue, Bank of America Corporation LOC)§	0.29	06/01/2032	8,330,000
7,875,000	Los Angeles CA Water & Power Series 2971 (Utilities Revenue, FSA Insured)§††	0.29	01/01/2014	7,875,000
4,300,000	Los Angeles CA Watts Athens Apartments Series A (Housing Revenue, CitiBank (West) FSB LOC)§	0.29	08/15/2030	4,300,000
635,000	Los Angeles County CA CDA MFHR Met Apartments Project (Housing Revenue, FNMA Insured)§	0.26	12/15/2024	635,000
12,600,000	Los Angeles County CA Metropolitan Transportation Authority Series C3 (Tax Revenue)§	0.22	07/01/2025	12,600,000
4,350,000	Los Angeles County CA Metropolitan Transportation Authority Series C4 (Tax Revenue, U.S. Bank NA LOC)§	0.22	07/01/2025	4,350,000
10,370,000	Los Angeles USD COP Administration Building Project Series A (Lease Revenue, Bank of America Corporation LOC)§	0.29	10/01/2024	10,370,000
5,065,000	Los Rios CA Community College District Series 2972 (GO — Local, FSA Insured)§††	0.29	02/01/2013	5,065,000
10,590,000	Manteca CA RDA Amended Merger Project (Tax Revenue, State Street Bank & Trust Company LOC)§	0.29	10/01/2042	10,590,000
16,455,000	Menlo Park CA CDA Las Pulgas Community Development (Tax Revenue, State Street Bank & Trust Company LOC)§	0.29	01/01/2031	16,455,000
12,515,000	Metropolitan Water District Southern California Waterworks (Water & Sewer Revenue)§††	0.29	02/01/2015	12,515,000
29,800,000	Metropolitan Water District Southern California Waterworks Class A (Water & Sewer Revenue)§††	0.29	07/01/2037	29,800,000
11,900,000	Metropolitan Water District Southern California Waterworks Series C (Water & Sewer Revenue)§	0.26	07/01/2027	11,900,000
21,700,000	Metropolitan Water District Southern California Waterworks Series C2 (Water & Sewer Revenue)§	0.25	07/01/2036	21,700,000
700,000	Modesto County CA Multifamily Housing Shadowbrook Apartments Series A (Housing Revenue, FNMA Insured)§	0.27	05/15/2031	700,000
70,915,000	Morgan Hill CA RDA Tax Allocation Ojo de Agua Redevelopment Project A (Tax Revenue, Scotia Bank LOC)§	0.27	09/01/2033	70,915,000
7,000,000	Napa CA Water Revenue (Lease Revenue, AMBAC Insured)§††	0.29	12/01/2011	7,000,000
8,130,000	Northern California Power Agency RB Hydroelectric Project Series A (Utilities Revenue, Dexia Credit Local LOC)§	0.29	07/01/2032	8,130,000
6,600,000	Northern California Transmission Agency RRB Oregon Transmission Project Series A (Utilities Revenue, AGM Insured)§	0.35	05/01/2024	6,600,000
8,900,000	Oakland CA Redevelopment Agency MFHR (Housing Revenue)§	0.38	10/01/2050	8,900,000
1,050,000	Oceanside CA Ace-Shadow Way (Housing Revenue, FHLMC LOC)§	0.33	03/01/2049	1,050,000
6,500,000	Ontario County CA MFHR (Housing Revenue, FHLMC Insured)§	0.26	12/01/2035	6,500,000
6,070,000	Orange County CA Apartment Development Authority Project Class A (Housing Revenue, FNMA Insured)§	0.29	12/15/2028	6,070,000
14,900,000	Orange County CA Apartment Development Revenue Park Place Apartments Project Series A (Housing Revenue, FHLMC Insured)§	0.28	04/01/2024	14,900,000
4,000,000	Orange County CA Apartment Development Revenue Park Ridge Villas Project (Housing Revenue, FNMA Insured)§	0.27	11/15/2028	4,000,000
9,449,000	Orange County CA Apartment Development Revenue Series D Harbor Pointe Project (Housing Revenue, FHLMC Insured)§	0.27	12/01/2022	9,449,000
840,000	Orange County CA Apartment Development Villas Aliento Series E Project (Housing Revenue, FNMA Insured)§	0.33	08/15/2028	840,000
680,000	Orange County CA Apartment Development Villas La Paz Series F Project (Housing Revenue, FNMA Insured)§	0.33	08/15/2028	680,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 33
CALIFORNIA MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$1,075,000	Orange County CA COP Sanitation District Series 25297 (Water & Sewer Revenue, FSA Insured)§††	0.29%	02/01/2015	$1,075,000
23,900,000	Orange County CA COP Sanitation District Series A (Water & Sewer Revenue)§	0.30	08/01/2029	23,900,000
13,900,000	Orange County CA COP Sanitation District Series B (Water & Sewer Revenue)§	0.30	08/01/2030	13,900,000
31,870,000	San Francisco CA Bay Area CA Community College District Election 2000 Project Series D (GO — Local)§††	0.29	08/01/2015	31,870,000
500,000	Petaluma CA Community Development MFHR Oakmont at Petaluma Series A (Housing Revenue, U.S. Bank NA LOC)§	0.31	04/01/2026	500,000
6,420,000	PFOTER PPT-1007 Class A (Housing Revenue, FHLMC Insured)§††	0.38	05/01/2027	6,420,000
7,000,000	Rancho CA Water District Financing Authority Series B (Water & Sewer Revenue, UBS AG LOC)§	0.26	08/15/2031	7,000,000
35,985,000	RBC Municipal Products Incorporated Trust Floater Certificates Series E-17 (Tax Revenue)§††	0.29	03/01/2034	35,985,000
19,835,000	Riverside CA COP (Lease Revenue)§	0.30	03/01/2037	19,835,000
3,245,000	Riverside CA Electric Project PUTTER Series 3042Z (Utilities Revenue, FSA Insured)§††	0.27	04/01/2016	3,245,000
1,900,000	Riverside County CA IDA Cryogenic Project Issue B (IDR, Bank of America Corporation LOC)§	0.29	07/05/2014	1,900,000
8,500,000	Riverside County CA Public Safety Project (Lease Revenue, Bank of America Corporation LOC)§	0.30	11/01/2039	8,500,000
22,450,000	Roseville CA Electric Systems COP Series A (Utilities Revenue)§	0.32	02/01/2035	22,450,000
7,000,000	Sacramento CA Housing Authority Shenandoah Apartments Series F (Housing Revenue, FNMA Insured)§	0.30	09/15/2036	7,000,000
5,000,000	Sacramento County CA Housing Authority (Housing Revenue, FNMA Insured)§	0.27	07/15/2029	5,000,000
8,350,000	Sacramento County CA Housing Authority Arlington Creek Apartment Series I (Housing Revenue, FNMA Insured)§	0.29	05/15/2034	8,350,000
10,000,000	Sacramento County CA Housing Authority Logan Park Apartments Series E (Housing Revenue, FHLMC Insured)§	0.29	05/01/2042	10,000,000
6,535,000	Sacramento County CA Housing Authority MFHR Cascades Series D (Housing Revenue, FNMA Insured)§	0.30	09/15/2035	6,535,000
6,000,000	Sacramento County CA Housing Authority MFHR Normandy Park Apartments Series A (Housing Revenue, FNMA Insured)§	0.30	02/15/2033	6,000,000
2,900,000	Sacramento County CA Housing Authority Seasons at Winter Series C2 (Housing Revenue, FHLMC Insured)§	0.27	08/01/2034	2,900,000
6,555,000	Sacramento County CA Housing Authority Shadwood Apartments Project Issue A (Housing Revenue, FHLMC Insured)§	0.28	12/01/2022	6,555,000
10,000,000	Sacramento County CA River Pointe Housing Authority Apartments Series B (Housing Revenue, FNMA Insured)§	0.27	08/15/2027	10,000,000
10,000,000	Sacramento County CA Sanitation District Financing Authority Municipal Trust Receipts SGC-48 Class-A (Water & Sewer Revenue, Societe Generale LOC, FGIC Insured)§††	0.29	12/01/2035	10,000,000
5,000,000	Sacramento County CA Sanitation District Financing Authority Subordinate Lien Sacramento District E (Water & Sewer Revenue, U.S. Bank NA LOC)§	0.27	12/01/2040	5,000,000
11,520,000	Sacramento County CA Sanitation District Financing Authority Subordinate Lien Sacramento Regulation Series C (Water & Sewer Revenue, Bank of America Corporation LOC)§	0.29	12/01/2030	11,520,000
7,000,000	San Bernardino CA RDA Silver Woods Apartments Project (Housing Revenue, FNMA Insured)§††	0.30	05/01/2026	7,000,000
5,500,000	San Bernardino County CA Flood Control District (Tax Revenue, UBS AG LOC)§	0.26	08/01/2037	5,500,000
6,115,000	San Bernardino County CA MFHR Green Valley Apartments Project Series A (Housing Revenue, FNMA Insured)§	0.27	05/15/2029	6,115,000
5,600,000	San Bernardino County CA MFHR Sycamore Terrace Project Series A (Housing Revenue, FNMA Insured)§	0.27	05/15/2029	5,600,000
1,500,000	San Bernardino County CA Parkview Series A (Housing Revenue, FNMA Insured)§	0.28	02/15/2027	1,500,000
4,725,000	San Diego County CA Burnham Institute RMKT-7-2-09 (Miscellaneous Revenue, Bank of America Corporation LOC)§	0.31	11/01/2030	4,725,000
4,695,000	San Diego County CA Regional Transportation Community Limited Tax Series A (Tax Revenue)§	0.26	04/01/2038	4,695,000

34 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
CALIFORNIA MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$4,005,000	San Diego County CA Regional Transportation Community Limited Tax Series B (Tax Revenue)§	0.26%	04/01/2038	$4,005,000
28,925,000	San Diego County CA Regional Transportation Community Limited Tax Series D (Tax Revenue)§	0.32	04/01/2038	28,925,000
1,545,000	San Diego County CA Water Authority COP Series 2873 (Water & Sewer Revenue, FSA Insured)§††	0.29	05/01/2013	1,545,000
4,700,000	San Francisco CA Bay Area Rapid Transportation District Election of 2004 Series B (Education Revenue, AGM-CR FGIC Insured)§††	0.29	11/15/2015	4,700,000
14,450,000	San Francisco CA City & County Airport Commission Series 37-C (Airport Revenue, FSA Insured)§	0.32	05/01/2029	14,450,000
7,690,000	San Francisco CA City & County Airports Commission Second Series 37-D (Airport Revenue, AGM Insured)§	0.32	05/01/2030	7,690,000
9,645,000	San Francisco CA City & County Finance Corporation Moscone Center (Lease Revenue, State Street Bank & Trust Company LOC)§	0.27	04/01/2030	9,645,000
4,635,000	San Francisco CA City & County MFHR Carter Terrace Apartments Series B (Housing Revenue, CitiBank NA LOC)§	0.30	03/01/2036	4,635,000
9,250,000	San Francisco CA City & County RDA Community Facilities District Hunters Point Series A (Tax Revenue, JPMorgan Chase & Company LOC)§	0.35	08/01/2036	9,250,000
47,500,000	San Francisco CA City & County RDA Fillmore Center Series B1 (Housing Revenue, FHLMC Insured)§	0.29	12/01/2017	47,500,000
2,775,000	San Francisco CA City & County RDA MFHR Leland Polk Senior Community Series A (Housing Revenue, CitiBank NA LOC)§	0.30	12/01/2019	2,775,000
6,260,000	San Francisco CA City & County RDA Notre Dame Apartments Series G (Housing Revenue, CitiBank NA LOC)§	0.29	12/01/2033	6,260,000
8,625,000	San Francisco CA City & County RDA Orlando Cepeda Place Series D (Housing Revenue, CitiBank NA LOC)§	0.33	11/01/2033	8,625,000
27,445,000	San Francisco City & County International Airport Series 36-C (Airport Revenue, FSA Insured)§	0.34	05/01/2026	27,445,000
2,385,000	San Francisco City & County RDA Community Facilities District # 4 (Tax Revenue, Bank of America Corporation LOC)§	0.30	08/01/2031	2,385,000
8,800,000	San Jose CA Cinnabar Commons Series C (Housing Revenue, FHLMC Insured)§	0.28	02/01/2037	8,800,000
4,125,000	San Jose CA Financing Authority Lease Revenue Civic Center Project Series B (Water & Sewer Revenue, AGM-CR AMBAC Insured)§††	0.29	01/01/2015	4,125,000
2,565,000	San Jose CA Financing Authority Lease Revenue Civic Center Project Series B (GO — Local, AGM Insured)§††	0.44	08/01/2012	2,565,000
10,600,000	San Jose CA MFHR Raintree Apartments Series A (Housing Revenue, FHLMC Insured)§	0.29	02/01/2038	10,600,000
4,230,000	San Jose CA Turnleaf Apartments Series A (Housing Revenue, FHLMC Insured)§	0.31	06/01/2036	4,230,000
1,120,000	San Leandro CA Carlton Plaza Series A (Housing Revenue, FNMA Insured)§	0.29	09/15/2032	1,120,000
5,025,000	San Leandro CA Parkside Commons Apartments Project (Housing Revenue, FNMA Insured)§	0.29	07/15/2018	5,025,000
9,460,000	San Mateo County CA Community College District Capital Appreciation Election 2001 Series B (GO — Local, NATL-RE Insured)§††	0.29	06/01/2031	9,460,000
7,500,000	Santa Ana CA HCFR Multi-Model Town & Country Project BNP Paribas (Health Revenue, KBC Bank NV LOC)§	0.32	10/01/2020	7,500,000
13,360,000	Santa Clara CA Subseries B (Utilities Revenue, Dexia Credit Local LOC)§	0.31	07/01/2027	13,360,000
20,735,000	Santa Clara County CA Financing Authority Multiple Facilities Projects Series M (Lease Revenue, Bank of America Corporation LOC)§	0.29	05/15/2035	20,735,000
5,900,000	Santa Clara County CA MFHR Benton Park Center Apartments Project Series A (Housing Revenue, FNMA Insured)§	0.26	12/15/2025	5,900,000
20,975,000	Santa Clara Valley CA Transportation Authority Measure A Project Series C (Tax Revenue)§	0.25	08/01/2036	20,975,000
3,120,000	Santa Rosa CA Alderbrook Heights Apartments (Housing Revenue, Exchange Bank LOC)§	0.31	05/01/2040	3,120,000
2,025,000	Sequoia CA University High School District (GO — Local, FSA Insured)§††	0.29	07/01/2014	2,025,000
695,000	Simi Valley CA MFHR Series A (Housing Revenue, FHLMC Insured)§	0.26	07/01/2023	695,000
5,700,000	Simi Valley CA Shadowridge Apartments Project (Housing Revenue, FHLMC Insured)§	0.29	09/01/2019	5,700,000
5,750,000	Stockton CA HCFR Series A (Hospital Revenue, CitiBank NA LOC)§	0.29	12/01/2032	5,750,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 35
CALIFORNIA MUNICIPAL MONEY MARKET FUND

Principal	Security Name		Interest Rate	Maturity Date	Value

Variable Rate Demand Notes (continued)
$8,220,000	Sweetwater CA Union High School District ROC RR II 11484 (GO — Local, FSA Insured)§††		0.31%	02/01/2013	$8,220,000
2,640,000	Tahoe Forest CA Hospital District Revenue (Hospital Revenue, U.S. Bank NA LOC)§		0.29	07/01/2033	2,640,000
9,100,000	Tustin CA USD Special Tax Community Facilities District Number 07-1 (Tax Revenue)§		0.29	09/01/2050	9,100,000
10,585,000	University of California Limited Project Series D (Water & Sewer Revenue, AMBAC Insured)§††		0.29	11/01/2015	10,585,000
18,000,000	Upland CA Community RDA Sunset Ridge Apartments (Housing Revenue, East West Bank LOC)§		0.26	08/01/2037	18,000,000
7,300,000	Vacaville CA MFHR Quail Run Project Series A (Housing Revenue, FNMA Insured)§		0.32	07/15/2018	7,300,000
2,350,000	Vacaville CA MFHR Sycamore Apartments Series A (Housing Revenue, FNMA Insured)§		0.28	05/15/2029	2,350,000
885,000	Vallejo CA Housing Authority Multifamily Mortgage Refunding (Housing Revenue, FNMA Insured)§		0.32	05/15/2022	885,000
2,000,000	Victorville CA Joint Powers Finance Authority Project A (Utilities Revenue, BNP Paribas LOC)§		1.75	05/01/2040	2,000,000
3,620,000	Walnut Creek CA Creekside Drive (Housing Revenue, FHLMC Insured)§		0.33	04/01/2027	3,620,000
600,000	Whittier CA Health Facilities Presbyterian Intercommunity Project Series C (Hospital Revenue, U.S. Bank NA LOC)§		0.26	06/01/2036	600,000

					2,648,092,000

Other: 0.47%

Variable Rate Demand Notes: 0.47%
10,404,658	FHMLC Multifamily Certificates (Housing Revenue)§		0.35	11/15/2034	10,404,658
2,839,989	FHMLC Multifamily Certificates (Housing Revenue)§		0.35	08/15/2045	2,839,989

					13,244,647

Puerto Rico: 1.94%

Variable Rate Demand Notes: 1.94%
26,760,000	Puerto Rico Commonwealth Highway & Transportation Authority Series 2148 (Tax Revenue, AGC-ICC CIFG Insured)§††		0.34	07/01/2041	26,760,000
2,605,000	Puerto Rico Commonwealth Highway & Transportation Authority Series A (Tax Revenue, Scotia Bank LOC)§		0.28	07/01/2028	2,605,000
10,780,000	Puerto Rico Electric Power Authority Municipal Trust Receipts-SGC-57 Class A (Utilities Revenue, FSA Insured)§††		0.29	07/01/2029	10,780,000
12,750,000	Puerto Rico Sales Tax Financing Corporation ROC-RR-II-R11763 (Tax Revenue)§††		0.30	12/01/2047	12,750,000
1,900,000	Puerto Rico Sales Tax Financing Corporation Series 11829 (Tax Revenue, AGM Insured)§††		0.31	02/01/2034	1,900,000

					54,795,000

Total Municipal Bonds and Notes (Cost $2,819,831,647)					2,819,831,647

Total Investments in Securities (Cost $2,819,831,647)*		99.92%			2,819,831,647

Other Assets and Liabilities, Net		0.08			2,394,276

Total Net Assets		100.00%			$2,822,225,923

§	These securities are subject to a demand feature which reduces the effective maturity.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
The accompanying notes are an integral part of these financial statements.

36 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Commercial Paper: 1.42%
$35,000,000	Mercer County ND Pollution Control Refunding Revenue Notes Series 2009-2 (Utilities Revenue)	0.32%	02/15/2011	$35,000,000
5,000,000	Montgomery County MD (GO — Local, Royal Bank of Canada LOC)§	0.28	01/01/2024	5,000,000
10,000,000	Montgomery County MD (GO — Local, Societe Generale LOC)§	0.16	07/01/2038	10,000,000
12,900,000	Rochester MN Health Care Facilities, Mayon Foundation Series 2001-B (Hospital Revenue)§	0.23	01/20/2012	12,900,000

Total Commercial Paper (Cost $62,900,000)				62,900,000

Municipal Bonds and Notes: 98.45%

Alabama: 3.18%

Variable Rate Demand Notes: 3.18%
10,000,000	Homewood AL Educational Building Authority (Education Revenue, Branch Banking & Trust LOC)§	0.29	12/01/2043	10,000,000
22,000,000	Lower Alabama Gas District Supply Revenue Series A (Utilities Revenue)§	0.38	11/01/2027	22,000,000
30,000,000	Mobile County AL IDA Mobile Development Project (Energy Revenue, Svenska HandelsBanken LOC)§	0.29	07/01/2040	30,000,000
4,000,000	Pell City AL Special Care Facilities Authority Noland Health Services Incorporated Project Series 2009A (Health Revenue, U.S. Bank NA LOC)§	0.29	12/01/2039	4,000,000
68,200,000	Southeast Alabama Gas District Alabama Supply Project Series 2007-A (Utilities Revenue)§	0.30	08/01/2027	68,200,000
6,700,000	Tuscaloosa County AL IDA Series A (Miscellaneous Revenue)§	0.40	09/01/2020	6,700,000

				140,900,000

Alaska: 0.33%

Variable Rate Demand Note: 0.33%
14,825,000	Alaska Housing Finance Corporation Series 2006-0022 (Housing Revenue, U.S. Bank NA LOC)††§	0.29	06/01/2013	14,850,271

Arizona: 0.56%

Variable Rate Demand Notes: 0.56%
9,455,000	Maricopa County AZ Desert Eagles Estate Project Series 2003A-1 (Housing Revenue, FHLMC Insured)††§	0.39	07/01/2036	9,455,000
15,600,000	Mesa AZ Utility Systems ROC RR-II-R 11032 (Utilities Revenue, FSA Insured)††§	0.30	07/01/2026	15,600,000

				25,055,000

Arkansas: 0.02%

Variable Rate Demand Note: 0.02%
1,100,000	Arkansas Development Finance Authority Stratton Seed Company Project (IDR, Bank of America NA LOC)§	0.52	03/01/2014	1,100,000

California: 9.01%

Other Municipal Debt: 1.23%
30,293,216	FHLMC Series M001 Class A (Housing Revenue)§	0.35	08/15/2045	30,293,216
4,384,089	FHLMC Series M002 Class A (Housing Revenue)§	0.35	01/15/2047	4,384,089
20,209,786	FHLMC Series M008 Class A (Housing Revenue)§	0.35	02/15/2035	20,209,786

				54,887,091

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 37
MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Variable Rate Demand Notes: 7.78%
$23,050,000	Bakersfield CA Series B (Water & Sewer Revenue, AGM Insured)§	0.34%	09/01/2035	$23,050,000
5,000,000	California ABAG Finance Authority for Nonprofit Corporation Menlo School Project (Education Revenue, Northern Trust Company LOC)§	0.28	09/01/2033	5,000,000
23,000,000	California CDA PUTTER Series 2680 (Housing Revenue, JPMorgan Chase Bank LOC)††§	0.39	05/15/2018	23,000,000
7,300,000	California CDA PUTTER Series 2681 (Housing Revenue, JPMorgan Chase Bank LOC)††§	0.49	05/15/2016	7,300,000
3,055,000	California Infrastructure & Economic Development Authority ROC RR-II-R 11527 (Transportation Revenue, AMBAC Insured)††§	0.27	07/01/2030	3,055,000
150,000	California PCFA Pacific Gas & Electric Project Series 97-B (Utilities Revenue, JPMorgan Chase & Company LOC)§	0.29	11/01/2026	150,000
4,205,000	California Schools Deutsche Bank Spears Trust Series DBE-648 (GO — Local, FSA NATL-RE FGIC Insured)††§	0.29	09/01/2029	4,205,000
1,650,000	California State Series B Subseries B6 (GO — State, KBC Bank NV LOC)§	0.28	05/01/2040	1,650,000
20,390,000	California State Series DCL 048 (GO — State, Dexia Credit Local LOC, FSA Insured)††§	0.34	08/01/2032	20,390,000
25,000,000	California Statewide CDA Gas Supply Project Series 2010 (Utilities Revenue)§	0.28	10/01/2040	25,000,000
25,375,000	Deutsche Bank Spears Lifers Trust Series DBE-247 (Tax Revenue, FGIC Insured)††§	0.31	12/01/2030	25,375,000
2,530,000	Golden State Tobacco Securitization Corporation Series 1271 (Tobacco Revenue, AMBAC-Trust Certificates-Bank of New York Insured)††§	0.49	06/01/2045	2,530,000
4,200,000	Grossmont CA High School District California School Deutsche Bank Spears Trust Series DBE-637 (GO — Local)††§	0.29	08/01/2047	4,200,000
450,000	Irvine CA Improvement Board ACT 1915 Assessment District #04-20 Series A (Tax Revenue, KBC Bank NV LOC)§	0.30	09/02/2030	450,000
16,300,000	Los Angeles CA Community Redevelopment Agency Second & Central Apartments Project Series A (Housing Revenue, HSBC Bank USA NA LOC)§	0.29	12/01/2038	16,300,000
75,000,000	Oakland CA Redevelopment Agency (Housing Revenue, FHLMC Insured)††§	0.38	10/01/2050	75,000,000
10,000,000	Poway CA School District Series 3063 (GO — Local, FSA Insured)††§	0.29	08/01/2030	10,000,000
24,815,000	Roseville, CA Electric Systems COP Series A (Utilities Revenue, Dexia Credit Local LOC)§	0.32	02/01/2035	24,815,000
35,165,000	San Jose CA Airport Deutsche Bank Spears/Lifers Trust Series DB-479 (Airport Revenue, FSA-CR AMBAC Insured)††§	0.29	03/01/2037	35,165,000
20,795,000	Ukiah CA Union School District Deutsche Bank Spears Trust Series DB-382 (GO — Local, NATL-RE Insured)††§	0.31	08/01/2025	20,795,000
17,700,000	Victorville CA Joint Powers Finance Authority Project A (Utilities Revenue, BNP Paribas LOC)§	1.75	05/01/2040	17,700,000

				345,130,000

Colorado: 0.35%

Variable Rate Demand Notes: 0.35%
2,000,000	Arapahoe County CO Cottrell Printing Project (IDR)§	0.49	10/01/2019	2,000,000
3,065,000	Aurora CO Centretech Metropolitan District Series 1998-C (GO — Local, U.S. Bank NA LOC)§	0.31	12/01/2028	3,065,000
950,000	Colorado ECFA National Jewish Federation Project (Health Revenue, U.S. Bank NA LOC)§	0.27	02/01/2039	950,000
960,000	Colorado HFA Worldwest LLP Project Series 1999-A (IDR, Mercantile Bank LOC)††§	0.64	09/01/2023	960,000
900,000	Colorado Parker Automotive Project (GO — Local, U.S. Bank NA LOC)§	0.31	12/01/2034	900,000
7,465,000	Colorado Springs CO Utility Systems ROC RR-II-R 457 (Utilities Revenue)††§	0.29	05/15/2011	7,465,000

				15,340,000

Delaware: 6.81%

Variable Rate Demand Notes: 6.81%
14,393,065	Branch Bank & Trust Municipal Trust Series 5000 (Lease Revenue, RaboBank International LOC)††§	0.37	10/01/2028	14,393,065
34,428,998	Branch Bank & Trust Municipal Trust Series 5003 (Lease Revenue, RaboBank International LOC)††§	0.52	05/01/2027	34,428,998
4,306,000	Clipper Tax-Exempt Certified Trust Series 2004-10 (Housing Revenue)††§	0.44	12/01/2035	4,306,000
16,145,000	Clipper Tax-Exempt Certified Trust Series 2005-30 (Housing Revenue)††§	0.44	06/01/2038	16,145,000

38 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$14,940,000	Clipper Tax-Exempt Certified Trust Series 2005-31 (Housing Revenue)††§	0.44%	01/01/2036	$14,940,000
16,925,000	Clipper Tax-Exempt Certified Trust Series 2006-02 (Housing Revenue)††§	0.44	10/01/2036	16,925,000
12,157,000	Clipper Tax-Exempt Certified Trust Series 2006-06 (Housing Revenue)††§	0.44	07/01/2037	12,157,000
1,525,000	Clipper Tax-Exempt Certified Trust Series 2006-10 (Housing Revenue)††§	0.44	09/01/2013	1,525,000
93,374,000	Clipper Tax-Exempt Certified Trust Series 2007-26 (Housing Revenue)††§	0.34	05/01/2017	93,374,000
10,402,000	Clipper Tax-Exempt Certified Trust Series 2007-40 (Housing Revenue)††§	0.44	02/01/2013	10,402,000
10,150,000	Delaware Economic Development Authority IDR Delaware Clean Power Project Series 1997-B (Miscellaneous Revenue)§	0.30	08/01/2029	10,150,000
24,300,000	Delaware Economic Development Authority IDR Delaware Clean Power Project Series 1997-C (Miscellaneous Revenue)§	0.31	08/01/2029	24,300,000
1,940,000	Delaware Economic Development Authority Wilmington Montessori School Project (Education Revenue, PNC Bank NA LOC)††§	0.32	05/01/2020	1,940,000
47,100,000	Delaware State Economic Development Authority (Miscellaneous Revenue)§	0.30	08/01/2029	47,100,000

				302,086,063

District of Columbia: 0.89%

Other Municipal Debt: 0.23%
10,000,000	District of Columbia TRAN (GO — Local)	2.00	09/30/2011	10,106,536

Variable Rate Demand Notes: 0.66%
7,190,000	District of Columbia HFA PFOTER Carver Senior Apartments Project Series 4566 (Housing Revenue, FHLMC Insured)††§	0.39	10/01/2049	7,190,000
4,340,000	District of Columbia HFA PFOTER Galen Terrace Project Series 4568 (Housing Revenue, FHLMC Insured)††§	0.39	02/01/2049	4,340,000
7,630,000	District of Columbia HFA PFOTER Series 4275 (Housing Revenue)††§	0.46	04/01/2021	7,630,000
10,005,000	District of Columbia ROC RR-II-R 11072 (GO — Local, BHAC-CR CIFG Insured)††§	0.30	06/01/2015	10,005,000

				29,165,000

Florida: 5.66%

Other Municipal Debt: 0.23%
10,000,000	Orlando FL Utility Systems Series D (Utilities Revenue)	2.50	05/01/2011	10,049,264

Variable Rate Demand Notes: 5.43%
2,975,000	Bay County FL Sales Tax Solar Eclipse Project Series 2006-0103 (Tax Revenue, U.S. Bank NA LOC)††§	0.28	03/01/2014	2,975,000
800,000	Brevard County FL HFA Shore View Apartments Project Series 1995 (Housing Revenue, Harris Trust & Savings Bank LOC)§	0.30	02/01/2015	800,000
11,000,000	Broward County FL Airport Systems Embraer Aircraft Holding Project Series 2007-A (Airport Revenue, CitiBank NA LOC)§	0.32	04/01/2035	11,000,000
3,700,000	Clay County FL DRIVER Trust Series 3439 (Water & Sewer Revenue, FSA-CR XLCA Insured)††§	0.39	11/01/2015	3,700,000
6,900,000	Duval County FL Camri Green Apartments (Housing Revenue, FNMA Insured)§	0.32	11/15/2036	6,900,000
7,835,000	Florida Gulf Coast University Finance Corporation Parking Project Series A (Miscellaneous Revenue, Harris NA LOC)§	0.26	02/01/2039	7,835,000
5,670,000	Florida HFA Vizcaya Villas Project Series 1996-M (Housing Revenue)††§	0.37	07/25/2015	5,670,000
6,295,000	Florida Housing Finance Corporation Brook Haven Apartments MultiFamily Mortgage Project Series 2006-H (Housing Revenue, FNMA Insured)§	0.32	04/15/2039	6,295,000
11,595,000	Highlands County FL Health Facilities Authority Hospital Adventist Health Systems Project Series 2003-C (Hospital Revenue)§	0.26	11/15/2021	11,595,000
8,225,000	JEA Florida Electric Systems Series A (Utilities Revenue, Bank of Montreal LOC)§	0.26	10/01/2035	8,225,000
4,230,000	Manatee County FL COP Deutsche Bank Spears Lifers Trust Series DB-43 (Lease Revenue, NATL-RE Insured)††§	0.32	07/01/2027	4,230,000
4,000,000	Marion County FL HFA Paddock Apartments Project (Housing Revenue, FNMA Insured)§	0.28	10/15/2032	4,000,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 39
MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$5,000,000	Miami-Dade County FL COP Series 2008-1119X (Housing Revenue, Assured Guaranty Insured)††§	0.36%	11/01/2015	$5,000,000
7,500,000	Miami-Dade County FL International Airport Aviation Series 2008-1139X (Airport Revenue, Assured Guaranty Insured)††§	0.46	04/01/2028	7,500,000
11,870,000	Miami-Dade County FL International Airport Aviation Series 34 (Airport Revenue, Societe Generale LOC)††§	0.29	10/01/2029	11,870,000
2,210,000	Miami-Dade County FL Series DBE-538 (Tax Revenue, AMBAC Insured)††§	0.29	04/01/2015	2,210,000
3,200,000	Miami-Dade County FL Tarmac America Project (Miscellaneous Revenue, Bank of America NA LOC)§	0.41	04/01/2034	3,200,000
101,000,000	Orange County FL Health Facilities Authority Adventist Health Systems Project Series 237 (Hospital Revenue, AMBAC Insured)††§	0.51	06/09/2011	101,000,000
7,060,000	Orange County FL HFA Landings on Millenia Boulevard Apartments Project Series 2002-A (Housing Revenue, FNMA LOC)§	0.32	08/15/2035	7,060,000
2,265,000	Orange County FL IDA Central Florida YMCA Project Series A (Miscellaneous Revenue, Bank of America NA LOC)§	0.37	05/01/2027	2,265,000
2,275,000	Palm Beach County FL Finance Authority DRIVER Trust Series 3419 (Resource Recovery Revenue, BHAC Insured)††§	0.29	04/01/2017	2,275,000
4,000,000	Palm Beach County FL Jewish Community Campus Corporation Project (Miscellaneous Revenue, Northern Trust Company LOC, AMBAC Insured)§	0.32	03/01/2027	4,000,000
7,600,000	Pinellas County FL Health Facilities Authority Bay Care Health Series A-1 (Hospital Revenue, U.S. Bank NA LOC)§	0.26	11/01/2038	7,600,000
5,000,000	Pinellas County FL Housing Development Corporation Booker Creek Apartments (Housing Revenue, JPMorgan Chase Bank LOC)§	0.29	01/01/2043	5,000,000
5,000,000	South Broward FL Hospital District Solar Eclipse Project Series 2006-0043 (Hospital Revenue, U.S. Bank NA LOC)††§	0.28	11/01/2013	5,000,000
4,000,000	South Florida Water Management District ROC RR II R-12313 (Water & Sewer Revenue, AGM-CR AMBAC Insured)††§	0.29	04/01/2015	4,000,000

				241,205,000

Georgia: 1.37%

Variable Rate Demand Notes: 1.37%
3,520,000	Atlanta GA Development Authority Multi-Modal Zone Facility Perkins & Will Incorporated Project (Miscellaneous Revenue, Harris NA LOC)§	0.29	11/01/2030	3,520,000
3,425,000	Atlanta GA Housing Authority Villages at Carver Project (Housing Revenue, FNMA Insured)§	0.32	12/15/2039	3,425,000
25,230,000	Atlanta GA Water & Wastewater Series 2008-05 (Water & Sewer Revenue, Dexia Credit Local LOC, FSA Insured)††§	0.32	11/01/2022	25,230,000
8,795,000	Clipper Tax-Exempt Certified Trust Series 2007-10 (Housing Revenue)††§	0.32	04/01/2014	8,795,000
10,175,000	Dekalb County GA Housing Authority PFOTER Orchard Walk Apartments Project Series 4584 (Housing Revenue, FHLMC Insured)††§	0.39	03/30/2019	10,175,000
7,435,000	Fulton County GA Development Authority Shepherd Center Project (Hospital Revenue, FHLB LOC)§	0.27	09/01/2035	7,435,000
2,210,000	Gwinnet County GA Development Authority Ole Mexican Foods Incorporated Project (IDR, Branch Banking & Trust LOC)§	0.40	05/01/2031	2,210,000

				60,790,000

Hawaii: 0.23%

Variable Rate Demand Note: 0.23%
9,995,000	Clipper Tax-Exempt Certified Trust Series 2007-34 (GO — State)††§	0.34	05/01/2015	9,995,000

Idaho: 0.08%

Variable Rate Demand Note: 0.08%
3,630,000	Gooding County ID Southfield Dairy Project (Miscellaneous Revenue, Wells Fargo Bank NA LOC)§(q)	0.44	04/01/2022	3,630,000

40 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Illinois: 7.63%

Other Municipal Debt: 0.22%
$10,000,000	Illinois Finance Authority (Education Revenue, FNMA Insured)	0.29%	02/02/2011	$10,000,000

Variable Rate Demand Notes: 7.41%
6,695,000	Austin IL CTFS-BOA-Series 2008-1098 (Property Tax Revenue, Bank of America NA LOC)§	0.39	08/15/2047	6,695,000
21,475,849	Branch Bank & Trust Municipal Trust Series 5001 (Lease Revenue, RaboBank International LOC)††§	0.37	06/01/2020	21,475,849
2,405,000	Channahon IL Morris Hospital Project Series A (Hospital Revenue, U.S. Bank NA LOC)§	0.27	12/01/2023	2,405,000
64,503,000	Chicago IL Series ZC-1 (GO — Local, FGIC Insured)††§	0.39	01/01/2023	64,503,000
5,000,000	Chicago IL Board of Education Series 2009-A1 (GO — Local, Harris Trust & Savings Bank LOC)§	0.32	03/01/2026	5,000,000
15,555,000	Chicago IL Deutsche Bank Spears-Lifers Trust Series DB-393 (GO — Local)§	0.32	01/01/2027	15,555,000
17,675,000	Chicago IL Deutsche Bank Spears-Lifers Trust Series DB-393 (GO — Local)§	0.26	01/01/2034	17,675,000
4,685,000	Chicago IL Deutsche Bank Spears-Lifers Trust Series DB-410 (GO — Local, FGIC Insured)††§	0.32	12/01/2026	4,685,000
9,240,000	Chicago IL Eclipse Funding Trust Solar Eclipse Project Series 2006-0003 (GO — Local, U.S. Bank NA LOC, FSA Insured)††§	0.29	07/01/2013	9,240,000
4,200,000	Chicago IL Education Marine Project Series 1984 (Port Authority Revenue, FHLB LOC)§	0.28	07/01/2023	4,200,000
3,146,000	Chicago IL Enterprise Center Project Series IX (IDR, LaSalle Bank NA LOC)§	0.56	06/01/2022	3,146,000
4,300,000	Chicago IL Enterprise Center Project Series X (IDR, LaSalle Bank NA LOC)§	0.56	06/01/2022	4,300,000
9,755,000	Chicago IL O’Hare International Airport ROC RR-II-R-605PB (Airport Revenue, FSA-CR FGIC Insured)††§	0.31	01/01/2014	9,755,000
11,000,000	Chicago IL O’Hare International Airport Series 1990 (Airport Revenue, Societe Generale LOC)§	0.30	05/01/2018	11,000,000
1,215,000	Chicago IL PS Greetings Incorporated Project (IDR, JPMorgan Chase Bank LOC)§	0.31	05/01/2024	1,215,000
15,925,000	Chicago IL Series 2007F (GO — Local)§	0.50	01/01/2042	15,925,000
9,000,000	Chicago IL Series 3190 (GO — Local)††§	0.29	01/01/2034	9,000,000
4,040,000	Chicago IL Water Eclipse Funding Trust Series 2006-0106 (Water & Sewer Revenue, U.S. Bank NA LOC)††§	0.28	05/01/2014	4,040,000
2,200,000	Greenville IL Greenville College Project (Education Revenue, PNC Bank NA LOC)††§	0.60	11/01/2036	2,200,000
2,130,000	Illinois Educational Facilities Authority Newberry Library Project (Miscellaneous Revenue, Northern Trust Company LOC)§	0.30	03/01/2028	2,130,000
1,250,000	Illinois Finance Authority Bradley University Project Series A (Education Revenue, PNC Bank NA LOC)§	0.26	04/01/2033	1,250,000
6,200,000	Illinois Finance Authority DRIVER Trust Series 3302 (Education Revenue)††§	0.27	06/01/2014	6,200,000
3,300,000	Illinois Finance Authority DRIVER Trust Series 3420 (GO — Local, Assured Guaranty Insured)††§	0.29	01/01/2016	3,300,000
3,500,000	Illinois Finance Authority Rush University Education Center Obligation Group Series 2008-A (Hospital Revenue, Northern Trust Company LOC)§	0.28	11/01/2045	3,500,000
5,350,000	Illinois Housing Development Authority Florida House Project Series C (Housing Revenue, JPMorgan Chase & Bank LOC, GO of Authority Insured)§	0.40	01/01/2027	5,350,000
13,450,000	Illinois Housing Development Authority Larkin Village Project Series A (Housing Revenue, JPMorgan Chase Bank LOC, GO of Authority Insured)§	0.40	01/01/2027	13,450,000
7,500,000	Illinois Metropolitan Pier & Exposition Authority Series 3217 (Tax Revenue)††§	0.29	06/15/2050	7,500,000
15,000,000	Illinois Metropolitan Pier & Exposition Authority Series 3219 (Tax Revenue)††§	0.29	06/15/2050	15,000,000
3,080,000	Southwestern Illinois IDR Mattingly Lumber Project Series 2005-A (IDR, First Bank LOC)§	0.44	12/01/2035	3,080,000
15,210,000	Vernon Hills IL Hawthorn Lakes Project (Housing Revenue, Societe Generale LOC, FSA Insured)§	0.32	01/01/2016	15,210,000
21,155,000	Will County IL Deutsche Bank Spears-Lifers Trust Series DB-365 (GO — Local)§	0.32	11/01/2023	21,155,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 41
MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$19,585,000	Will County IL Environmental Authority (Energy Revenue)§	0.24%	06/01/2026	$19,585,000

				328,724,849

Indiana: 1.33%

Variable Rate Demand Notes: 1.33%
26,140,000	Clipper Tax-Exempt Certified Trust Series 2007-02 (Lease Revenue)††§	0.32	01/01/2018	26,140,000
2,600,000	Elkhart County IN Advanced Technology Incorporated Project (IDR, Societe Generale LOC)§	0.31	04/01/2021	2,600,000
5,555,000	Gary IN Grant Street Project (IDR, JPMorgan Chase Bank LOC)§	0.44	07/01/2034	5,555,000
4,585,000	Indiana HFFA Revenue Fayette Memorial Hospital Association Series A (Hospital Revenue, U.S. Bank NA LOC)§	0.30	10/01/2032	4,585,000
18,870,000	Louisiana Gas & Fuels ROC RR-II-R 661 (Hospital Revenue, AGM Insured)§	0.29	01/01/2040	18,870,000
1,075,000	Richmond IN Reid Hospital & Health Care Services Incorporated Hospital Authority Series A (Education Revenue, Bank of New York LOC)§	0.24	12/01/2016	1,075,000

				58,825,000

Iowa: 0.53%

Variable Rate Demand Notes: 0.53%
2,005,000	Alton IA Northwest Iowa Agronomy Project (IDR, Bank of America NA LOC)§	0.56	10/01/2024	2,005,000
1,600,000	Boyden IA Dethmers Manufacturing Project (IDR, U.S. Bank NA LOC)§	0.41	05/01/2016	1,600,000
7,250,000	Iowa HFA SFHR Series N (Housing Revenue, GNMA/FNMA Insured)§	0.30	01/01/2039	7,250,000
11,745,000	Iowa Higher Education Loan Authority Private Colleges Ambrose (Education Revenue, Northern Trust Company LOC)§	0.30	04/01/2033	11,745,000
800,000	Scott County IA Nichols Aluminum Recycling Project (IDR, U.S. Bank NA LOC)††§	0.56	06/01/2014	800,000

				23,400,000

Kansas: 0.08%

Variable Rate Demand Notes: 0.08%
300,000	Johnson County KS Private Activity Stouse Sign & Decal Project Series A (IDR)§	0.62	07/01/2011	300,000
1,000,000	Liberal KS Farmland National Beef Packing Project (IDR, RaboBank International LOC)§	0.44	02/01/2029	1,000,000
2,450,000	Nemaha County KS Midwest AG Services LLC Project (IDR, CoBank ACB LOC)§	0.49	11/01/2020	2,450,000

				3,750,000

Kentucky: 2.13%

Other Municipal Debt: 1.79%
6,035,000	Kentucky Rural Water Finance Corporation Series D (Water & Sewer Revenue)	1.25	02/01/2011	6,035,000
10,000,000	Kentucky Rural Water Finance Corporation Series E (Water & Sewer Revenue)	1.50	12/01/2011	10,070,191
63,340,000	Louisville & Jefferson County KY Metropolitan Sewer District Sewer & Drain Systems Series A (Water & Sewer Revenue)	1.25	05/26/2011	63,461,863

				79,567,054

Variable Rate Demand Notes: 0.34%
3,000,000	Carroll County KY Solid Waste Disposal Celotex Corporation Project (Miscellaneous Revenue, Bank of America NA LOC)§	0.31	05/01/2028	3,000,000
3,080,000	Christian County KY Association of County Leasing Series B (Lease Revenue, U.S. Bank NA LOC)§	0.27	08/01/2037	3,080,000
2,625,000	Jefferson County KY Industrial Zeochem LLC Project (IDR, UBS AG LOC)§	0.32	08/01/2021	2,625,000
3,435,000	Kentucky Economic Development Authority PFOTER Madonna Manor Incorporated Project Series 2010 (Hospital Revenue)††§	0.36	12/01/2039	3,435,000
2,800,000	Louisville KY Regional Airport Authority (Airport Revenue)§	0.28	11/01/2036	2,800,000

				14,940,000

42 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Louisiana: 2.27%

Variable Rate Demand Notes: 2.27%
$7,900,000	Ascension Parish LA BASF Corporation Project (Miscellaneous Revenue)§	0.44%	03/01/2025	$7,900,000
5,100,000	Calcasieu Parish LA Hydroserve Westlake Project (Utilities Revenue)§	0.40	12/01/2024	5,100,000
8,125,000	Louisiana HFA Arbor Place Apartments Project Series 2008 (Housing Revenue, FHLMC Insured)§	0.37	03/01/2043	8,125,000
7,380,000	Louisiana HFA PFOTER The Crossing Apartments Project Series 2006-4572 (Housing Revenue, FHLMC Insured)††§	0.39	05/01/2048	7,380,000
3,000,000	Louisiana Public Facilities Authority Christus Health Project Series B-3 (Hospital Revenue, Bank of New York LOC)§	0.25	07/01/2047	3,000,000
6,815,000	Louisiana Public Facilities Authority PC Allied Signal Incorporated Project (Miscellaneous Revenue)††§	0.40	08/01/2017	6,815,000
17,845,000	Louisiana State Gas & Fuel Series RR-II-R 661 (Tax Revenue, FSA Insured)††§	0.30	05/01/2014	17,845,000
13,000,000	St Charles Parish LA Gulf Oil Project (Energy Revenue, Mizuho Corporate Bank LOC)§	0.29	12/01/2040	13,000,000
11,000,000	St. James Parish LA Nucor Steel Louisianna LLC Project Series 2010A-1 (Energy Revenue)§	0.30	11/01/2040	11,000,000
20,700,000	St. James Parish LA Nucor Steel Louisianna LLC Project Series 2010A-1 (Energy Revenue)§	0.33	11/01/2040	20,700,000

				100,865,000

Maine: 0.31%

Variable Rate Demand Note: 0.31%
13,850,000	Maine State Housing Authority Mortgage Purchase Program Series 2004 D-3 (Housing Revenue)§	0.32	11/15/2039	13,850,000

Maryland: 0.43%

Variable Rate Demand Notes: 0.43%
10,000,000	Baltimore MD Series 152 (Water & Sewer Revenue, Societe Generale LOC, NATL-RE Insured)††§	0.33	07/01/2020	10,000,000
9,000,000	Maryland Industrial Development Finance Authority ED Foodswing Project Series 2008 (IDR, Bank of America NA LOC)§	0.52	04/01/2023	9,000,000

				19,000,000

Massachusetts: 1.20%

Variable Rate Demand Notes: 1.20%
13,670,000	Massachusetts Development Finance Agency Boston University Project Series U-6E (Education Revenue, Bank of Nova Scotia LOC)§	0.25	10/01/2042	13,670,000
8,205,000	Massachusetts DRIVER Trust Series 3187-Z (Water & Sewer Revenue, GO of Authority Insured)††§	0.29	08/01/2014	8,205,000
3,700,000	Massachusetts Series 2648 (GO — State, FSA Insured)††§	0.34	08/01/2015	3,700,000
22,600,000	Massachusetts State Department of Transportation Metropolitan Highway System Series 2010 A-5 (GO — State)§	0.23	01/01/2039	22,600,000
5,000,000	Massachusetts State Development Finance Agency Fay School Issue Series 2008 (Education Revenue, TD Bank NA LOC)§	0.27	04/01/2038	5,000,000

				53,175,000

Michigan: 4.55%

Other Municipal Debt: 0.54%
5,000,000	Michigan Finance Authority Series D-1 (Miscellaneous Revenue)	2.00	08/19/2011	5,032,447
7,000,000	Michigan Finance Authority Series D-2 (Miscellaneous Revenue, JPMorgan Chase Bank LOC)	2.00	08/22/2011	7,061,800
7,000,000	Michigan Finance Authority Series D-3 (Miscellaneous Revenue, Scotia Bank LOC)	2.00	08/22/2011	7,061,800
5,000,000	Michigan State Series A (GO — State)	2.00	09/30/2011	5,051,705

				24,207,752

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 43
MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes: 4.01%
$23,275,000	Deutsche Bank Spears Lifers Trust Series DBE-711, (Property Tax Revenue, NATL-RE LOC)§	0.29%	11/01/2035	$23,275,000
9,500,000	Michigan Housing Development Authority Limited Obligation Housing Canterbury Project Series A (Housing Revenue, LaSalle Bank NA LOC)§	0.52	06/01/2038	9,500,000
53,450,000	Michigan Housing Development Authority Rental Housing Project Series 2006-A (Housing Revenue, AGM GO of Authority Insured)§	0.33	10/01/2040	53,450,000
32,695,000	Michigan Housing Development Authority Rental Housing Project Series 2006-C (Housing Revenue, AGM GO of Authority Insured)§	0.33	04/01/2041	32,695,000
6,000,000	Michigan Housing Development Authority Rental Housing Project Series 2010-F (Hospital Revenue)§	0.38	11/15/2049	6,000,000
6,500,000	Michigan Housing Development Authority Rental Housing Project Series 2010-F (Hospital Revenue)§	0.38	11/15/2049	6,500,000
19,215,000	Michigan Solid Waste Disposal L’Anse Warden Company Project Series 2008 (Resource Recovery Revenue)§	0.43	02/01/2028	19,215,000
27,150,000	Michigan State Housing Development Authority Rental Housing Project (Housing Revenue, GO of Authority Insured)§	0.30	10/01/2037	27,150,000

				177,785,000

Minnesota: 1.90%

Other Municipal Debt: 0.08%
3,625,000	Minnesota Trunk Highway Project Series B (GO — State)	4.00	08/01/2011	3,691,671

Variable Rate Demand Notes: 1.82%
5,000,000	Dakota County MN CDA View Pointe Apartments Project Series 2007-A (Housing Revenue, FNMA Insured)§	0.33	01/15/2038	5,000,000
910,000	Maplewood MN Educational Facilities Authority Mounds Park Academy Project (Education Revenue, U.S. Bank NA LOC)§	0.28	10/01/2023	910,000
13,615,000	Minneapolis & St. Paul MN Housing & Redevelopment Authority Allina Health Systems Project Series B2 (Hospital Revenue, JPMorgan Chase Bank LOC)§	0.27	11/15/2035	13,615,000
18,200,000	Minneapolis & St. Paul MN Housing & Redevelopment Authority Children’s Hospital Clinics Project Series A-II (Hospital Revenue, AGM Insured)§	0.31	08/15/2037	18,200,000
1,735,000	Minneapolis, MN MFHR Driftwood Apartments Project Series A (Housing Revenue, U.S. Bank NA LOC)§	0.38	10/01/2024	1,735,000
1,255,000	Minneapolis, MN People Serving People Project Series A (Miscellaneous Revenue, U.S. Bank NA LOC)††§	0.30	10/01/2021	1,255,000
3,060,000	Minnesota Bond Securitization Trust Series S1 (Housing Revenue, PNC Bank NA LOC)††§	0.49	02/01/2027	3,060,000
3,135,000	Minnesota Bond Securitization Trust Series S2 (Housing Revenue, PNC Bank NA LOC)††§	0.49	11/01/2028	3,135,000
6,000,000	Minnesota HFA Residential Housing Finance Project Series C (Housing Revenue)§	0.30	07/01/2036	6,000,000
5,315,000	Minnesota HFA Series C (Housing Revenue, GO of Agency Insured)§	0.30	07/01/2048	5,315,000
7,470,000	Minnesota Higher Education Facilities University of St. Thomas Project Series 5-C (Education Revenue, U.S. Bank NA LOC)§	0.29	04/01/2025	7,470,000
13,400,000	St. Anthony MN Landings Silver Lake Project Series 2004-A (Housing Revenue, LaSalle Bank NA LOC)§	0.35	10/01/2037	13,400,000
1,460,000	St. Paul MN Port Authority Tax Increment Westgate & Industrial Center Project (Tax Revenue, U.S. Bank NA LOC)§	0.26	02/01/2015	1,460,000

				80,555,000

Mississippi: 2.57%

Variable Rate Demand Notes: 2.57%
18,960,000	Clipper Tax-Exempt Certified Trust Series 2007-32 (GO — State)††§	0.34	02/01/2016	18,960,000
18,625,000	Jackson County MS Port Facility Revenue Chevron USA Incorporated Project (Miscellaneous Revenue)§	0.25	06/01/2023	18,625,000
10,000,000	Merrill Lynch PFOTER Series MT-659 (Education Revenue, Guaranteed Student Loans Insured)††§	0.47	09/01/2035	10,000,000

44 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Variable Rate Demand Notes (continued)
$43,800,000	Mississippi Business Finance Corporation Chevron USA Incorporated Project Series A (Energy Revenue)§	0.25%	12/01/2030	$43,800,000
15,000,000	Mississippi Business Finance Corporation Chevron USA Incorporated Project Series B (Energy Revenue)§	0.25	12/01/2030	15,000,000
7,455,000	Mississippi Development Bank Special Obligation Solar Eclipse Project Series 2006-0153 (GO — Local, U.S. Bank NA LOC)††§	0.28	03/01/2014	7,455,000

				113,840,000

Missouri: 0.80%

Other Municipal Debt: 0.22%
10,000,000	St. Louis County MO TRAN (Miscellaneous Revenue)	0.45	08/01/2011	10,003,794

Variable Rate Demand Notes: 0.58%
9,619,000	Clipper Tax-Exempt Certificate Trust Series 2005-14 (Housing Revenue)††§	0.44	03/01/2038	9,619,000
2,162,945	Clipper Tax-Exempt Certificates Trust Series 2009-4 (Housing Revenue, State Street Bank & Trust Company LOC)§	0.44	10/01/2033	2,162,945
2,160,000	Greene County MO Stasbourg Estates Project (Housing Revenue, U.S. Bank NA LOC)§	0.37	08/01/2038	2,160,000
2,400,000	Kansas City MO H. Roe Bartle Convention Center Project Series 2008 F (Miscellaneous Revenue, Dexia Credit Local LOC)§	0.29	04/15/2025	2,400,000
4,700,000	Kansas City MO IDA Revenue Ewing Marion Kauffman Foundation (Miscellaneous Revenue)§	0.30	04/01/2027	4,700,000
500,000	Missouri HEFA Washington University Project Series B (Education Revenue)§	0.24	02/15/2033	500,000
4,125,000	St. Charles County MO United Handicap Services (Health Revenue, U.S. Bank NA LOC)§	0.41	07/01/2023	4,125,000

				25,666,945

Nebraska: 0.14%

Variable Rate Demand Note: 0.14%
6,190,000	Nebraska Investment Finance Authority Apple Creek Associates Project Series 1985-A (Housing Revenue, Northern Trust Company LOC)§	0.42	09/01/2031	6,190,000

Nevada: 0.77%

Other Municipal Debt: 0.11%
5,000,000	Clark County NV Airport Series E-1 (Airport Revenue)	2.50	06/01/2011	5,030,503

Variable Rate Demand Notes: 0.66%
5,600,000	Clark County NV Las Vegas-McCarran International Airport Seies 2010 F-2 (Airport Revenue, Union Bank NA LOC)§	0.27	07/01/2022	5,600,000
7,950,000	Reno NV Sales Tax Revenue Refunding Senior Lien Reno Transportation Rail Access Corridor Project (Tax Revenue, Bank of New York LOC)§	0.27	06/01/2042	7,950,000
15,665,000	Washoe County NV (GO — Local)††§	0.44	12/10/2030	15,665,000

				29,215,000

New Hampshire: 0.89%

Variable Rate Demand Notes: 0.89%
33,350,000	Clipper Tax-Exempt Certified Trust Series 2005-03 (Housing Revenue)††§	0.41	02/01/2013	33,350,000
6,330,000	New Hampshire Health & Educational Facilities Authority Dartmouth College Project Series 3069 (Education Revenue)††§	0.29	06/01/2039	6,330,000

				39,680,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 45
MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
New Jersey: 3.41%

Other Municipal Debt: 0.34%
$15,000,000	North Brunswick Township NJ BAN (GO — Local)	1.25%	08/11/2011	$15,070,366

Variable Rate Demand Notes: 3.07%
2,075,000	Austin Trust Various States Series 2008-3034X (Housing Revenue, FSA Insured)††§	0.35	05/01/2027	2,075,000
8,000,000	JPMorgan Chase PUTTER DRIVER Trust (Tax Revenue)††§	0.27	06/23/2011	8,000,000
17,000,000	JPMorgan Chase PUTTER Series 3811 (Tax Revenue)††§	0.27	06/23/2011	17,000,000
2,425,000	New Jersey Clipper Tax-Exempt Certified Trust Series A-2006 (Miscellaneous Revenue)††§	0.29	01/01/2020	2,425,000
50,755,000	New Jersey Economic Development Revenue Bond Facilities Series R-3 (Miscellaneous Revenue, Bank of Nova Scotia LOC)§	0.24	09/01/2031	50,755,000
9,805,000	New Jersey HFA MFHR Series 3 (Housing Revenue, Dexia Credit Local LOC)§	0.35	11/01/2046	9,805,000
18,245,000	New Jersey Higher Education Assistance Authority Student Loan ROC-RR-II-R-11853 (Education Revenue, Assured Guaranty Insured)††§	0.35	06/01/2016	18,245,000
2,300,000	New Jersey Lawrenceville School Project (Education Revenue)§	0.26	07/01/2031	2,300,000
10,000,000	New Jersey PFOTER Series 638 (Education Revenue)††§	0.35	12/01/2024	10,000,000
250,000	New Jersey Series 038 (Miscellaneous Revenue, AMBAC Insured)††§	0.29	12/15/2026	250,000
15,450,000	New Jersey State Higher Education Assistance Student Loan Revenue (Education Revenue, Assured Guaranty Insured)††§	0.35	06/01/2016	15,450,000

				136,305,000

New Mexico: 1.91%

Other Municipal Debt: 0.12%
5,000,000	New Mexico TRAN (Tax Revenue)	2.50	06/30/2011	5,044,722

Variable Rate Demand Notes: 1.79%
3,445,000	New Mexico Educational Assistance Foundation Series A (Education Revenue, Royal Bank of Canada LOC)§	0.32	11/01/2028	3,445,000
7,500,000	New Mexico Educational Assistance Foundation Series A-1 (Education Revenue, Royal Bank of Canada LOC, Guaranteed Student Loans Insured)§	0.32	04/01/2034	7,500,000
7,500,000	New Mexico Educational Assistance Foundation Series A-2 (Education Revenue, Royal Bank of Canada LOC, Guaranteed Student Loans Insured)§	0.32	04/01/2034	7,500,000
21,110,000	New Mexico Educational Authority PFOTER Series 637 (Education Revenue, Guaranteed Student Loans Insured)§	0.43	04/01/2037	21,110,000
40,000,000	New Mexico Municipal Energy Acquisition Authority Gas Supply Series 2009 (Utilities Revenue)§	0.29	11/01/2039	40,000,000

				79,555,000

New York: 4.10%

Other Municipal Debt: 0.68%
3,705,000	Middletown NY BAN (GO — Local)	1.50	04/08/2011	3,709,313
19,000,000	Oyster Bay NY (GO — Local)	1.25	08/12/2011	19,094,645
7,500,000	Tarrytown NY Unified School District BAN (GO — Local, State Aid Withholding Insured)	1.50	08/12/2011	7,544,778

				30,348,736

Variable Rate Demand Notes: 3.42%
21,510,000	Clipper Tax-Exempt Certified Trust Series 2009-85 (Housing Revenue)††§	0.44	09/01/2034	21,510,000
7,140,000	Erie County NY IDA School Facilities Series 2946 (Education Revenue, FSA Insured)††§	0.32	11/01/2012	7,140,000
7,505,000	Monroe County NY IDA Civic Facilities Monroe Community College Project Series A (Housing Revenue, JPMorgan Chase Bank LOC)§	0.27	06/01/2036	7,505,000

46 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$2,405,000	Monroe County NY IDA Urban Focus LP Project Series 2007 (Housing Revenue, FHLMC Insured)††§	0.38%	02/01/2046	$2,405,000
2,400,000	New York HFA Archstone Westbury Housing Project Series 2004-A (Housing Revenue, Bank of America NA LOC)§	0.33	11/01/2036	2,400,000
6,810,000	New York HFA ROC RR-II-R 11700 Series B (Housing Revenue)††§	0.35	05/01/2038	6,810,000
10,565,000	New York Mortgage Agency Homeowner ROC RR-II-R 11703 (Housing Revenue)††§	0.34	10/01/2031	10,565,000
8,345,000	New York NY City Housing Development Corporation (Housing Revenue)§	0.48	05/01/2046	8,345,000
26,115,000	New York NY City Housing Development Corporation (Housing Revenue)§	0.30	11/01/2046	26,115,000
2,970,000	New York NY DRIVER Trust Series 3381 (Housing Revenue)††§	0.40	10/01/2023	2,970,000
4,000,000	New York NY DRIVER Trust Series 3477 (Water & Sewer Revenue)††§	0.29	06/15/2017	4,000,000
6,210,000	New York NY Housing Development Corporation Series 143 ROC RR-II-R 11699 (Housing Revenue)††§	0.35	11/01/2040	6,210,000
12,720,000	New York NY Housing Development Corporation Series 2008-I2 (Housing Revenue)§	0.53	01/10/2040	12,720,000
5,000,000	New York NY Housing Development Corporation MFHR Series 2008 M (Housing Revenue)§	0.48	11/01/2013	5,000,000
24,820,000	New York NY Municipal Water & Sewer Finance Authority Fiscal Year 2009 Series 3484 (Water & Sewer Revenue)††§	0.27	06/15/2033	24,820,000
3,000,000	New York NY Series L5 (GO — Local)§	0.31	04/01/2035	3,000,000

				151,515,000

North Carolina: 0.62%

Variable Rate Demand Notes: 0.62%
110,000	Charlotte NC Charlotte Douglas Airport Series D (Airport Revenue, Bank of America NA LOC)§	0.32	07/01/2034	110,000
5,000,000	North Carolina Capital Finance Agency Wake Forest University Project Series 3070 (Education Revenue)††§	0.30	01/01/2038	5,000,000
4,745,000	North Carolina Education Care Community Healthcare Facilities University Health Systems of Eastern Carolina Series 2008-B-1 (Hospital Revenue, Branch Banking & Trust LOC)§	0.28	12/01/2036	4,745,000
4,630,000	North Carolina Educational Facilities Authority Hill Center Project (Education Revenue, Branch Banking & Trust LOC)§	0.30	07/01/2028	4,630,000
4,900,000	North Carolina Healthcare Facilities Authority Hospice Alamance Project (Health Revenue, Branch Banking & Trust LOC)§	0.30	12/01/2033	4,900,000
3,455,000	Piedmont NC Triad Airport Authority Series A (Airport Revenue, Branch Banking & Trust LOC)§	0.36	07/01/2032	3,455,000
4,630,000	Piedmont NC Triad Airport Authority Series B (Airport Revenue, Branch Banking & Trust LOC)§	0.40	07/01/2029	4,630,000

				27,470,000

North Dakota: 0.89%

Other Municipal Debt: 0.23%
10,000,000	North Dakota Rural Water Finance Corporation Public Project Construction Notes Series A-4 (Water & Sewer Revenue)	1.50	09/01/2011	10,046,089

Variable Rate Demand Notes: 0.66%
700,000	Fargo ND IDR Cass Clay Creamery Incorporated Project (IDR, CoBank ACB LOC)§	0.49	12/01/2012	700,000
2,680,000	Mandan ND IDR Cloverdale Foods Company Project (IDR, BNC National Bank LOC)§	0.51	12/01/2022	2,680,000
23,100,000	North Dakota Housing Finance Agency Project (Housing Revenue)§	0.31	07/01/2024	23,100,000
3,000,000	Richland County ND Recovery Zone Facility Minn-Dak Farmers Cooperative Project Series 2010C (Miscellaneous Revenue, CoBank ACB LOC)§	0.30	11/01/2028	3,000,000

				29,480,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 47
MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Ohio: 2.46%

Variable Rate Demand Notes: 2.46%
$3,000,000	Cleveland-Cuyahoga County OH Port Authority Euclid Avenue Housing Corporation Project (Housing Revenue, U.S. Bank NA LOC)§	0.27%	06/01/2039	$3,000,000
8,500,000	Franklin County OH Health Care Facilities Ohio Presbyterian Series A (Health Revenue, PNC Bank NA LOC)§	0.26	07/01/2036	8,500,000
49,500,000	Ohio Air Quality Development Authority Exempt Facilities Andersons Marathon Ethanol LLC Project Series 2007 (Energy Revenue, CoBank ACB LOC)§	0.38	09/01/2037	49,500,000
3,570,000	Ohio Air Quality Development Authority Ohio Electric Corporation Project Series D (Utilities Revenue, Bank of Tokyo-Mitsubishi UFJ LOC)§	0.28	02/01/2026	3,570,000
2,500,000	Ohio Air Quality Development Authority Ohio Valley Electric Corporation Project Series B (Utilities Revenue, Bank of Nova Scotia LOC)§	0.28	02/01/2026	2,500,000
32,535,000	Ohio State Water Development Authority First Energy General Corporation Series A (Utilities Revenue, Barclays Bank plc LOC)§	0.25	05/15/2019	32,535,000
9,480,000	Princeton OH School District MSTR (GO — Local, NATL-RE Insured)††§	0.26	12/01/2030	9,480,000

				109,085,000

Oklahoma: 0.99%

Variable Rate Demand Notes: 0.99%
24,480,000	Merrill Lynch PFOTER Series MT-657 (Education Revenue, Guaranteed Student Loans Insured)††§	0.43	09/03/2024	24,480,000
10,000,000	Merrill Lynch PFOTER Series MT-658 (Education Revenue, Guaranteed Student Loans Insured)††§	0.39	09/01/2037	10,000,000
2,500,000	Oklahoma Development Finance Authority ConocoPhillips Project Series B (Energy Revenue)§	0.30	08/01/2037	2,500,000
6,900,000	Oklahoma Turnpike Authority (Transportation Revenue)§	0.27	01/01/2028	6,900,000

				43,880,000

Oregon: 0.23%

Variable Rate Demand Notes: 0.23%
825,000	Oregon Beef Northwest Feeders Project (IDR, Northwest Farm Credit LOC)§	0.49	01/01/2016	825,000
815,000	Oregon Beef Northwest Feeders Project (Miscellaneous Revenue, Northwest Farm Credit LOC)§	0.49	01/01/2019	815,000
5,500,000	Oregon Behlen Manufacturing Company Project (IDR, Bank of America NA LOC)§	0.44	06/01/2017	5,500,000
3,280,000	Oregon Health & Science University Series B-2 (Education Revenue, U.S. Bank NA LOC)§	0.29	07/01/2027	3,280,000

				10,420,000

Other: 3.06%

Variable Rate Demand Notes: 3.06%
5,000,000	Clipper Tax-Exempt Certified Trust Series 2004-04 (GO — State)††§	0.34	07/01/2011	5,000,000
14,500,000	Clipper Tax-Exempt Certified Trust Series 2004-05 (GO — State, FHLMC Insured)††§	0.34	10/01/2011	14,500,000
4,420,000	Clipper Tax-Exempt Certified Trust Series 2006-04 (GO — Local, U.S. Bank NA LOC)††§	0.32	05/01/2013	4,420,000
12,785,000	Clipper Tax-Exempt Certified Trust Series 2007-14 (Miscellaneous Revenue, FHLMC Insured)††§	0.44	03/01/2012	12,785,000
56,740,000	Merrill Lynch PFOTER Class A (Housing Revenue)††§	0.39	05/15/2029	56,740,000
20,925,000	Merrill Lynch PFOTER Class A (Housing Revenue)††§	0.39	05/01/2032	20,925,000
21,530,000	Merrill Lynch PFOTER Class C (Housing Revenue, Bank of Montreal LOC)††§	0.32	11/30/2011	21,530,000

				135,900,000

48 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Pennsylvania: 3.14%

Variable Rate Demand Notes: 3.14%
$2,790,000	Allegheny County PA Hospital Development Authority University of Pittsburgh Education Center Project Series 2007-A (Hospital Revenue)††§	0.36%	02/01/2031	$2,790,000
4,500,000	Allegheny County PA Hospital Development Authority University of Pittsburgh Education Center Project Series 2007-B-2 (Hospital Revenue, Royal Bank of Canada LOC)††§	0.29	04/15/2039	4,500,000
4,000,000	Allegheny County PA Hospital Development Authority University of Pittsburgh Education Center Project Series 2010 (Hospital Revenue, PNC Bank NA LOC)§	0.22	05/15/2038	4,000,000
3,422,000	Allegheny County PA IDA United Jewish Federation Project Series A (Miscellaneous Revenue, PNC Bank NA LOC)††§	0.29	10/01/2026	3,422,000
600,000	Allegheny County PA IDA University of Pittsburgh Education Center Children’s Hospital Series 2004-A (Hospital Revenue, Bank of America NA LOC)§	0.30	10/01/2032	600,000
6,905,000	Beaver County PA IDA FirstEnergy Nuclear Series B (Utilities Revenue, CitiBank NA LOC)§	0.26	12/01/2035	6,905,000
4,000,000	Bethlehem PA Municipal Products Incorporated Bethlehem Area School District Series E-12 (GO — Local, Royal Bank of Canada LOC)††§	0.29	01/05/2012	4,000,000
6,400,000	Emmaus PA General Authority (GO — Local, U.S. Bank NA LOC)§	0.30	03/01/2024	6,400,000
2,100,000	Erie County PA Hospital Authority Health Facilities St. Mary’s Home Erie Project Series 2008-B (Continuing Care Retirement Community, Bank of America NA LOC)§	0.32	07/01/2038	2,100,000
15,640,000	Merrill Lynch PFOTER Series 385 (Hospital Revenue)††§	0.43	08/15/2042	15,640,000
3,835,000	Merrill Lynch PFOTER Series PT-4653 (Housing Revenue)††§	0.36	10/01/2039	3,835,000
8,040,000	Montmery County PA ID ROC RR-II-R 11856 (Hospital Revenue, FHA Insured)††§	0.30	02/01/2018	8,040,000
6,200,000	Montmery County PA ID ROC RR-II-R 11867 (Hospital Revenue, FHA Insured)††§	0.32	08/01/2030	6,200,000
1,600,000	Pennsylvania EDFA Solid Waste Disposal IESI Corporation (Solid Waste Revenue, Bank of America NA LOC)§	0.33	11/01/2028	1,600,000
100,000	Pennsylvania HFA SFHR Series 93-B (Housing Revenue, GO of Agency Insured)§	0.37	04/01/2037	100,000
38,255,000	Pennsylvania Housing Financing Agency Series 98C (Housing Revenue)§	0.37	10/01/2037	38,255,000
12,150,000	Pennsylvania Turnpike Commission ROC-RR II-R-12259 (Tax Revenue, BHAC-CR AMBAC Insured)††§	0.30	10/01/2013	12,150,000
4,275,000	Pennsylvania Turnpike Commission Series D (Tax Revenue, AGM Insured)§	0.30	07/15/2041	4,275,000
4,300,000	Philadelphia PA Hospitals & Higher Education Facilities Childrens Hospital Project Series A (Hospital Revenue)§	0.26	02/15/2014	4,300,000
5,000,000	Philadelphia PA School District Series F (GO — Local, Barclays Bank plc LOC, State Aid Withholding Insured)§	0.26	09/01/2030	5,000,000
5,300,000	Westmoreland County PA Excella Health Project Series B (Hospital Revenue, PNC Bank NA LOC)§	0.29	07/01/2030	5,300,000

				139,412,000

Puerto Rico: 2.21%

Variable Rate Demand Notes: 2.21%
14,000,000	Puerto Rico Aqueduct & Sewer Authority Series 2601 (Water & Sewer Revenue, Assured Guaranty Insured)††§	0.34	07/01/2047	14,000,000
7,500,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2574 (Water & Sewer Revenue, Assured Guaranty Insured)††§	0.34	07/01/2047	7,500,000
5,790,000	Puerto Rico Highway & Transportation Authority Series DCL-007 (Tax Revenue, Dexia Credit Local LOC, FSA Insured)††§	0.38	01/01/2028	5,790,000
14,202,000	Puerto Rico Sales Tax Finance Corporation PFOTER Series 267 (Tax Revenue, AMBAC Insured)††§	0.45	08/01/2039	14,202,000
7,500,000	Puerto Rico Sales Tax Finance Corporation ROC RR-II-R 11851 (Tax Revenue, BHAC-CR FGIC Insured)††§	0.30	02/01/2016	7,500,000
23,330,000	Puerto Rico Sales Tax Finance Corporation Series 3033 (Tax Revenue)††§	0.34	08/01/2050	23,330,000
25,830,000	Puerto Rico Sales Tax Finance Corporation Series 3036 (Tax Revenue, Morgan Stanley LOC)§	0.34	08/01/2057	25,830,000

				98,152,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 49
MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
South Carolina: 0.65%

Variable Rate Demand Notes: 0.65%
$4,980,000	South Carolina Economic Development Authority Anmed Health Project Series C (Hospital Revenue, Branch Banking & Trust LOC)§	0.28%	02/01/2033	$4,980,000
9,395,000	South Carolina Housing Finance & Development Authority PFOTER Wyndham Pointe Apartments Project (Housing Revenue, FHLMC Insured)††§	0.39	03/21/2019	9,395,000
5,000,000	South Carolina Jobs Economic Development Authority Chambers Richland County Project Series 1997 (IDR, Bank of America NA LOC)§	0.43	06/01/2015	5,000,000
9,575,000	South Carolina Transportation Infrastructure Series 1283 (Tax Revenue, BHAC-CR AMBAC Insured)††§	0.37	04/01/2012	9,575,000

				28,950,000

Tennessee: 1.03%

Variable Rate Demand Notes: 1.03%
1,330,000	Clarksville TN Public Building Authority Tennessee Municipal Fund Project (Miscellaneous Revenue, Bank of America NA LOC)††§	0.35	10/01/2025	1,330,000
6,430,000	Franklin County TN Health & Educational Facilities Board University of the South Project Series 1998B (Education Revenue)§	0.33	09/01/2018	6,430,000
31,840,000	Municipal Energy Acquisition Corporation PFOTER Tennessee Gas Project Series 1578 (Utilities Revenue)††§	0.34	12/01/2016	31,840,000
1,150,000	Nashville & Davidson Counties TN Health & Educational Facilities Lipscomb University Project (Education Revenue, FHLB LOC)§	0.27	11/01/2028	1,150,000
4,870,000	Sevier County TN Public Building Authority Public Improvement Project Series B-1 (Water & Sewer Revenue, Branch Banking & Trust LOC)§	0.30	06/01/2035	4,870,000

				45,620,000

Texas: 11.58%

Other Municipal Debt: 0.04%
1,690,000	Texas TRAN (Tax Revenue)	2.00	08/31/2011	1,706,061

Variable Rate Demand Notes: 11.54%
13,925,000	Austin TX Airport Systems Series 2005-3 (Airport Revenue, FSA Insured)§	0.34	11/15/2025	13,925,000
4,000,000	Bexar County TX Housing Finance Corporation MFHR Palisades Park Apartments Project (Housing Revenue, FHLMC Insured)§	0.27	09/01/2039	4,000,000
3,500,000	Brownsville TX Utility Systems Series DBE-533 (Utilities Revenue, AMBAC Insured)††§	0.29	09/01/2013	3,500,000
1,460,000	Clipper Tax-Exempt Certified Trust COP Series 2007-23 (Water & Sewer Revenue)††§	0.34	09/01/2015	1,460,000
28,780,000	Clipper Tax-Exempt Certified Trust Series 2007-44 (Miscellaneous Revenue)††§	0.34	09/01/2014	28,780,000
10,000,000	Dallam County TX Industrial Development Corporation Hilmar Cheese Company Incorporated Project (Miscellaneous Revenue, Bank of the West LOC)§	0.29	08/01/2035	10,000,000
12,250,000	Dallam County TX Industrial Development Corporation Hilmar Cheese Company Incorporated Project Series 2009 (Miscellaneous Revenue, Bank of the West LOC)§	0.29	07/01/2032	12,250,000
4,000,000	Dallas TX Area Rapid Transit Sales Tax Revenue (Tax Revenue, AGM-CR AMBAC Insured)††§	0.29	06/01/2015	4,000,000
22,800,000	Gulf Coast Waste Disposal Authority Texas Environmental Facilities revenue Exxon Mobil Project (Energy Revenue)§	0.23	09/01/2025	22,800,000
5,950,000	Harris County TX Industrial Development Corporation Solid Waste Disposal Deer Park Refining Project (Energy Revenue)§	0.30	03/01/2023	5,950,000
23,525,000	Harris County TX Industrial Development Corporation Solid Waste Disposal Deer Park Refining Project Series A (Energy Revenue)§	0.26	03/01/2023	23,525,000
3,570,000	Houston TX Housing Finance Corporation PFOTER Sterlingshire Apartments Project Series 2003 A-1 (Housing Revenue, FHLMC Insured)††§	0.39	04/01/2040	3,570,000
12,085,000	Houston TX Housing Finance Corporation PFOTER Kensington Place Apartments Series 2004 (Housing Revenue, FHLMC Insured)††§	0.39	02/01/2048	12,085,000
300,000	Lower Neches Valley Authority TX Industrial Development Corporation ExxonMobil Project Series A (Energy Revenue)§	0.22	11/01/2029	300,000

50 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$12,900,000	Port Arthur TX Navigation District Environmental Facilities BASF Corporation Project (Miscellaneous Revenue)§	0.44%	05/01/2033	$12,900,000
15,000,000	Port Arthur TX Navigation District Environmental Facilities BASF Corporation Project Class A (Miscellaneous Revenue)§	0.44	04/01/2037	15,000,000
22,035,000	Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises LLC Project Series 2002 (Energy Revenue)§	0.41	12/01/2027	22,035,000
1,600,000	Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Series B (Energy Revenue)§	0.28	12/01/2039	1,600,000
20,000,000	Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project (Energy Revenue)§	0.41	01/01/2030	20,000,000
48,500,000	Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series 2002-A (Energy Revenue)§	0.36	07/01/2029	48,500,000
16,500,000	Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series 2006 (Energy Revenue)§	0.41	01/01/2030	16,500,000
27,500,000	Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series 2007 (Energy Revenue)§	0.41	01/01/2032	27,500,000
3,500,000	Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series A (Energy Revenue)§	0.41	04/01/2028	3,500,000
7,395,000	RBC Municipal Products Incorporated Series E-18 (Hospital Revenue, Royal Bank of Canada LOC)††§	0.29	06/01/2032	7,395,000
2,730,000	San Antonio TX DRIVER Trust Series 3247 (Utilities Revenue)††§	0.29	02/01/2032	2,730,000
12,865,000	San Antonio TX Housing Finance Corporation PFOTER Rosemont at Pleasanton Apartments Project Series 2005 (Housing Revenue, FHLMC Insured)††§	0.39	03/30/2019	12,865,000
6,845,000	Texas Department of Housing & Community Affairs Costa Mariposa Apartments Project (Housing Revenue, Bank of America NA LOC)§	0.31	05/01/2042	6,845,000
8,250,000	Texas Department of Housing & Community Affairs SFHR Series A (Housing Revenue, GNMA/FNMA Insured)§	0.30	09/01/2038	8,250,000
8,630,000	Texas Department of Housing Providence at Rush Creek II Apartments Series 2004 (Housing Revenue, FHLMC Insured)††§	0.39	03/21/2019	8,630,000
75,000,000	Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue)††§	0.36	12/15/2026	75,000,000
15,789,474	Texas Municipal Gas Acquisition & Supply Corporation Series 2849 (Utilities Revenue)††§	0.36	12/15/2026	15,789,474
20,190,000	Texas Series 2008-A (GO — State)§	0.35	12/01/2038	20,190,000
30,050,000	Texas Veterans Housing Assistance Project Series II-A (GO — State)§	0.35	12/01/2036	30,050,000
10,790,000	Texas Veterans Housing Assistance Project Series II-D (GO — State, Sumitomo Trust & Banking Company LOC)§	0.29	12/01/2034	10,790,000

				512,214,474

Utah: 0.07%

Variable Rate Demand Note: 0.07%
2,900,000	Merrill Lynch PFOTER Class A (Housing Revenue, FHLMC Insured)††§	0.32	01/01/2027	2,900,000

Virginia: 1.55%

Variable Rate Demand Notes: 1.55%
17,530,000	Alexandria VA Redevelopment & Housing PFOTER Series C-2 (Housing Revenue, Royal Bank of Canada LOC)††§	0.42	01/01/2014	17,530,000
7,000,000	Fairfax County VA IDA Inova Health Project Series A-1 (Hospital Revenue)§	0.41	05/15/2039	7,000,000
25,125,000	FHLMC MH Series M020 Class A (Housing Revenue, FHLMC Insured)§	0.34	11/15/2036	25,125,000
5,905,000	Norfolk VA Economic Development Authority Sentra Healthcare Project (Hospital Revenue)§	0.41	11/01/2034	5,905,000
11,400,000	Stafford County VA Eclipse Funding Trust Project (Miscellaneous Revenue, U.S. Bank NA LOC)††§	0.29	08/01/2015	11,400,000
1,665,000	Stafford County VA ED Series 2635 (Lease Revenue, Assured Guaranty Insured)††§	0.34	10/01/2015	1,665,000

				68,625,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 51
MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Washington: 0.81%

Variable Rate Demand Notes: 0.81%
$2,770,000	Chelan County WA Public Utility District No. 1 Chelan Hydro Construction Systems Series 2001-A (Utilities Revenue, BHAC-CR NATL-RE Insured)††§	0.39%	01/01/2030	$2,770,000
2,855,000	Deutsche Bank Spears Lifers Trust Series DB-446 (GO — Local)§	0.29	06/01/2028	2,855,000
4,790,000	King County WA Sewer Revenue Series 3090 (Water & Sewer Revenue, Sewer Revenue, FSA Insured Morgan Stanley LOC)§	0.29	01/01/2039	4,790,000
2,475,000	Pierce County WA Education Truss Company Project (IDR, U.S. Bank NA LOC)§	0.31	01/01/2020	2,475,000
9,900,000	Port Tacoma WA ROC-RR-II-R 12056 (Port Authority Revenue, FSA-CR FGIC Insured)††§	0.35	06/26/2014	9,900,000
1,000,000	Washington Series 2650-Z (GO — State, FSA Insured)††§	0.27	07/01/2013	1,000,000
11,625,000	Washington State (GO — State, FSA-CR FGIC Insured)††§	0.29	01/01/2031	11,625,000
620,000	Yakima County WA Public Corporation Macro Plastics Incorporated Project Series 1996 (IDR, Bank of the West LOC)§	0.50	12/01/2026	620,000

				36,035,000

Wisconsin: 1.73%

Other Municipal Debt: 0.42%
4,550,000	Wisconsin Rural Water Construction Loan Program Commission Series 2010 (Water & Sewer Revenue)	1.50	11/01/2011	4,580,403
14,000,000	Wisconsin State Health & Educational Facilities (Hospital Revenue, Branch Banking & Trust LOC)	0.42	09/01/2011	14,000,000

				18,580,403

Variable Rate Demand Notes: 1.31%
6,800,000	Brodhead WI ID Stoughton Trailers Incorporated Project (IDR, Bank One NA LOC)§	0.40	08/01/2020	6,800,000
1,545,000	Menomonee Falls WI ID Mero Structures Incorporated Project (IDR, US Bank NA LOC)§	0.32	09/01/2021	1,545,000
725,000	Milwaukee WI Redevelopment Authority Palermo Villa Incorporated Project Series A (IDR, US Bank NA LOC)§	1.10	11/01/2020	725,000
895,000	West Bend WI ID Bestech Tool Corporation Project Series A (IDR, US Bank NA LOC)††§	0.56	09/01/2019	895,000
3,750,000	Wisconsin Health & Educational Facilities Authority Capital Lakes Incorporated Project Series A (Health Revenue, KBC Bank NV LOC)§	0.28	03/01/2038	3,750,000
4,660,000	Wisconsin Housing & Economic Development Authority Series A (Housing Revenue, GO of Authority Insured)§	0.40	05/01/2035	4,660,000
1,870,000	Wisconsin Housing & Economic Development Authority Series A (Housing Revenue, GO of Authority Insured)§	0.45	09/01/2037	1,870,000
10,530,000	Wisconsin Housing & Economic Development Authority Series C (Housing Revenue, GO of Authority Insured)§	0.35	03/01/2028	10,530,000
2,350,000	Wisconsin Housing & Economic Development Authority Series C (Housing Revenue, GO of Authority Insured)§	0.33	09/01/2035	2,350,000
11,980,000	Wisconsin Housing & Economic Development Authority Series E (Housing Revenue, GO of Authority Insured)§	0.39	09/01/2038	11,980,000
8,990,000	Wisconsin Public Power PUTTER Series 1232 (Utilities Revenue, BHAC-CR AMBAC Insured)††§	0.37	07/01/2013	8,990,000
4,125,000	Wisconsin State HEFA Aurora Health Care Series A (Hospital Revenue, Bank of Montreal LOC)§	0.28	04/01/2028	4,125,000

				58,220,000

52 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

Principal	Security Name		Interest Rate	Maturity Date	Value
Wyoming: 1.99%

Variable Rate Demand Notes: 1.99%
$19,805,000	Lincoln County WY PCR Exxon Project Series B (Energy Revenue)§		0.22%	11/01/2014	$19,805,000
8,475,000	Lincoln County WY PCR Exxon Project Series D (Energy Revenue)§		0.22	11/01/2014	8,475,000
7,800,000	Sublette County WY PCR Bonds (Energy Revenue)§		0.21	11/01/2014	7,800,000
11,500,000	Sublette County WY PCR Exxon Project Series A (Energy Revenue)§		0.24	07/01/2017	11,500,000
11,000,000	Sublette County WY PCR Exxon Project Series B (Energy Revenue)§		0.24	07/01/2017	11,000,000
9,535,000	Wyoming CDA Series 1424-R (Housing Revenue)††§		0.43	06/01/2014	9,535,000
20,000,000	Wyoming Student Loan Corporation (Education Revenue, Royal Bank of Canada LOC)§		0.29	12/01/2043	20,000,000

					88,115,000

Total Municipal Bonds and Notes (Cost $4,368,901,644)					4,368,901,644

Total Investments in Securities (Cost $4,431,801,644)*		99.87%			4,431,801,644

Other Assets and Liabilities, Net		0.13			5,688,418

Total Net Assets		100.00%			$4,437,490,062

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

§	These securities are subject to a demand feature which reduces the effective maturity.

(q)	Credit enhancement is provided by an affiliate.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 53
MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Municipal Bonds and Notes: 99.81%

Alabama: 3.09%

Variable Rate Demand Notes: 3.09%
$23,625,000	Birmingham AL Special Care Facilities Finance Authority Ascension Health Series 2006-C (Hospital Revenue)††§	0.29%	05/15/2015	$23,625,000
1,150,000	Calhoun County AL Economic Development Southern Bag Expansion Project Series 1998 (IDR)§	0.58	03/01/2013	1,150,000
5,000,000	Homewood AL Educational Building Authority (Education Revenue, Branch Banking & Trust LOC)§	0.29	12/01/2043	5,000,000
8,000,000	Lower Alabama Gas District Supply Revenue Series A (Utilities Revenue, Societe Generale LOC)§	0.38	11/01/2027	8,000,000
6,000,000	Mobile AL IDR Series 2006 (IDR)§	0.33	08/01/2031	6,000,000
22,500,000	Mobile County AL IDA Series B (Energy Revenue, Svenska HandelsBanken LOC)§	0.29	07/01/2040	22,500,000
28,000,000	Southeast Alabama Gas District Alabama Supply Project Series 2007-A (Utilities Revenue)§	0.30	08/01/2027	28,000,000
2,200,000	Sylacauga AL IDR Harrells Fertilizer Incorporated (IDR, Bank of America NA LOC)§	0.52	04/01/2021	2,200,000
10,000,000	Tuscaloosa County AL IDA Tax Exempt Gulf Opportunity Zone Hunt Refining Project Series 2008-A (Energy Revenue, JPMorgan Chase Bank LOC)§	0.32	03/01/2027	10,000,000
10,000,000	Tuscaloosa County AL IDA Tax Exempt Gulf Opportunity Zone Hunt Refining Project Series 2008-C (Energy Revenue, JPMorgan Chase Bank LOC)§	0.32	12/01/2027	10,000,000

				116,475,000

Alaska: 0.10%

Variable Rate Demand Note: 0.10%
3,790,000	Alaska State Housing Finance Corporation Series A (Housing Revenue, AGM GO of Corporation Insured)§	0.33	06/01/2032	3,790,000

Arizona: 0.53%

Variable Rate Demand Notes: 0.53%
3,080,000	Maricopa County AZ IDA MFHR Village at Sun Valley Apartments Project (Housing Revenue, FHLMC Insured)§	0.31	11/01/2043	3,080,000
3,600,000	Maricopa County AZ IDA Solid Waste Disposal Ambian Dairy LLC Project Series 2008 (Miscellaneous Revenue, Farm Credit Services LOC)§	0.44	11/01/2033	3,600,000
2,500,000	Maricopa County AZ IDA Solid Waste Disposal Series 2006 (Miscellaneous Revenue, Farm Credit Services America LOC)§	0.49	08/01/2026	2,500,000
2,300,000	Maricopa County AZ IDA Trans-Matic Manufacturing Production Project (IDR)§	0.35	10/01/2026	2,300,000
500,000	Phoenix AZ IDA Series A (Housing Revenue, Bank of America NA LOC)§	0.33	04/01/2033	500,000
4,900,000	Pima County AZ IDA Charter School Delaware Military Academy Project Series 2008 (Education Revenue, PNC Bank NA LOC)§	0.29	09/01/2038	4,900,000
800,000	Pima County AZ IDA Eastside Apartments Series B (Housing Revenue, FNMA Insured)§	0.34	02/15/2031	800,000
1,250,000	Pinal County AZ IDA Solid Waste Disposal Feenstra Investments LLC Project Series 2002 (Miscellaneous Revenue, Farm Credit Services America LOC)§	0.49	08/01/2027	1,250,000
1,250,000	Pinal County AZ IDA Solid Waste Disposal Sorio Bravo Dairy Farm Series 2002 (Miscellaneous Revenue, Farm Credit Services America LOC)§	0.49	05/01/2027	1,250,000

				20,180,000

California: 10.16%

Other Municipal Debt: 0.12%
4,500,000	San Joaquin County CA Transportation Authority (Tax Revenue)	0.26	02/09/2011	4,500,000

Variable Rate Demand Notes: 10.04%
1,500,000	ABAG Finance Authority for Nonprofit Corporation California Branson School (Education Revenue, Northern Trust Company LOC)§	0.28	07/01/2038	1,500,000

54 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$14,200,000	ABAG Finance Authority for Nonprofit Corporation California MFHR Fine Arts Building Projects Series A (Housing Revenue, FNMA Insured)§	0.35%	07/15/2035	$14,200,000
100,000	ABAG Finance Authority for Nonprofit Corporation California Sharp Healthcare Series D (Hospital Revenue, CitiBank NA LOC)§	0.27	08/01/2035	100,000
19,800,000	ABAG Finance Authority For Nonprofit Corporation Valley Christian Schools (Education Revenue, Bank of America NA LOC)§	0.33	07/01/2039	19,800,000
4,000,000	ABAG Finance Authority for Nonprofit Corporations California Zoological Society of San Diego (Miscellaneous Revenue, Bank of America NA LOC)§	0.35	10/01/2034	4,000,000
2,280,000	Bakersfield CA Series B (Water & Sewer Revenue, AGM Insured)§	0.34	09/01/2035	2,280,000
5,200,000	Big Bear Lake CA Southwest Gas Corporation Project Series A (Utilities Revenue)§	0.30	12/01/2028	5,200,000
500,000	California Association of Bay Area Government Finance Authority For Nonprofit Corporation Sharp Healthcare Series 2009-C (Hospital Revenue, CitiBank NA LOC)§	0.27	08/01/2035	500,000
1,200,000	California CDA MFHR Glen Haven Apartments Series 2002 (Housing Revenue, FNMA Insured)§	0.30	04/15/2035	1,200,000
1,705,000	California CDA Pennsylvania Valley Apartment Authority Project Series 2001 (Housing Revenue, FHLMC Insured)††§	0.38	08/01/2033	1,705,000
900,000	California CDA Refunding MFHR PUTTER Series 2680 (Housing Revenue, JPMorgan Chase Bank LOC)††§	0.39	05/15/2018	900,000
600,000	California CDA Refunding MFHR Series 381 (Housing Revenue, FHLMC Insured)††§	0.38	02/01/2050	600,000
5,815,000	California Educational Facilities Authority Charles Drew University (Education Revenue, Sovereign Bank LOC)§	0.37	11/01/2042	5,815,000
1,990,000	California Finance Authority Kehillah Jewish High School Series 2009 (Education Revenue, California Bank & Trust LOC)§	0.27	08/01/2039	1,990,000
15,350,000	California GO Series C-3 (GO — State, Bank of America NA LOC)§	0.25	07/01/2023	15,350,000
5,225,000	California HFFA Childrens Hospital Series B (Hospital Revenue, Bank of America NA LOC)§	0.30	07/01/2042	5,225,000
3,300,000	California Infrastructure & Economic Development Bank American National Red Cross (Miscellaneous Revenue, U.S. Bank NA LOC)§	0.26	09/01/2034	3,300,000
1,000,000	California Infrastructure & Economic Development Bank California Academy Series A (Miscellaneous Revenue, U.S. Bank NA LOC)§	0.24	09/01/2038	1,000,000
6,000,000	California Infrastructure & Economic Development Bank Rand Corporation Series B (Miscellaneous Revenue, Bank of America NA LOC)§	0.30	04/01/2042	6,000,000
1,200,000	California Infrastructure & Economic Development Bank ROC-RR-II-R-11527 (Transportation Revenue, AMBAC Insured)††§	0.27	07/01/2030	1,200,000
1,850,000	California Municipal Finance Authority Pacific Institute Series A (Health Revenue, California Bank & Trust LOC)§	0.26	08/01/2037	1,850,000
1,565,000	California Refunding Series 2000 (GO — State, Branch Banking & Trust LOC, FSA Insured)††§	0.30	07/10/2027	1,565,000
1,195,000	California State DWR Power Supply Revenue Series C13 (Utilities Revenue)§	0.30	05/01/2022	1,195,000
12,950,000	California State Kindergarten Series B-2 (GO — Local, CitiBank NA LOC)§	0.24	05/01/2034	12,950,000
400,000	California State Series A- Subseries C-2 RMKT (GO — State)§	0.29	05/01/2033	400,000
6,000,000	California State Series B Subseries B1 (GO — State, Bank of America NA LOC)§	0.27	05/01/2040	6,000,000
3,500,000	California State Series B5 (GO — State, CitiBank NA LOC)§	0.26	05/01/2034	3,500,000
7,950,000	California State Series C1 (GO — State, Bank of America NA LOC)§	0.27	05/01/2033	7,950,000
8,400,000	California Statewide CDA Belmont Project Series F (Housing Revenue, FNMA Insured)§	0.28	06/15/2038	8,400,000
10,900,000	California Statewide CDA Rady Children’s Hospital Series A (Hospital Revenue, U.S. Bank NA LOC)§	0.25	08/15/2047	10,900,000
18,870,000	California Statewide CDA Sweep Loan Program Series A (Hospital Revenue, CitiBank NA LOC)§	0.27	08/01/2035	18,870,000
395,000	California Statewide CDA Tyrella Gardens Apartments Series B (Housing Revenue, CitiBank NA LOC)§	0.35	06/01/2036	395,000
20,000,000	California Statewide CDA Gas Supply (Utilities Revenue)§	0.28	10/01/2040	20,000,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 55
MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$14,680,000	Deutsche Bank Spears Lifers Trust DBE-395 (Water & Sewer Revenue, AMBAC Insured)††§	0.31%	09/01/2031	$14,680,000
11,570,000	Deutsche Bank Spears Lifers Trust Series Series 445 (GO — Local, FSA Insured)††§	0.29	08/01/2032	11,570,000
28,620,000	East Bay CA Municipal Utilities District Water System Series A-1 (Water & Sewer Revenue)§	0.24	06/01/2038	28,620,000
800,000	East Bay CA Municipal Utilities District Water System Series A-3 (Water & Sewer Revenue)§	0.24	06/01/2038	800,000
35,677,000	Irvine CA Improvement Board ACT 1915 Assessment District #85-7 Series A (Tax Revenue, AGM Insured)§	0.30	09/02/2032	35,677,000
8,000,000	Los Angeles CA Airport PUTTER Series 2000-A (Airport Revenue)††§	0.37	11/15/2025	8,000,000
6,600,000	Los Angeles CA DW&P Subseries A4 (Utilities Revenue)§	0.24	07/01/2035	6,600,000
3,650,000	Los Angeles CA Power System Subseries A3 (Utilities Revenue)§	0.24	07/01/2035	3,650,000
2,150,000	Los Angeles County CA CDA MFHR Met Apartments Project (Housing Revenue, FNMA Insured)§	0.26	12/15/2024	2,150,000
5,990,000	Northern California Power Agency Hydroelectric Project Series A (Utilities Revenue, Dexia Credit Local LOC)§	0.29	07/01/2032	5,990,000
400,000	Oakland CA Redevelopment Authority MFHR (Housing Revenue, FHLMC Insured)††§	0.38	06/25/2011	400,000
1,090,000	PFOTER PPT-1007 Class A (Housing Revenue, FHLMC Insured)††§	0.38	05/01/2027	1,090,000
5,485,000	Roseville CA Electric Systems COP Series A (Utilities Revenue)§	0.32	02/01/2035	5,485,000
1,650,000	Sacramento County CA Housing Authority Arlington Creek Apartment Series I (Housing Revenue, FNMA Insured)§	0.29	05/15/2034	1,650,000
4,800,000	Sacramento County CA Sanitation District Finance Authority Series B (Water & Sewer Revenue, Bank of America NA LOC)§	0.29	12/01/2037	4,800,000
2,300,000	San Francisco CA City & County Airport Commission Series 37-C (Airport Revenue, FSA Insured)§	0.32	05/01/2029	2,300,000
12,700,000	San Francisco CA City & County Airports Commission Series 36-B (Airport Revenue, Union Bank NA LOC)§	0.27	05/01/2026	12,700,000
5,295,000	San Francisco CA City & County Finance Corporation Moscone Center (Lease Revenue, State Street Bank & Trust Company LOC)§	0.27	04/01/2030	5,295,000
3,700,000	San Francisco CA City & County International Airport Series 36-C (Airport Revenue, FSA Insured)§	0.34	05/01/2026	3,700,000
415,000	San Francisco CA City & County RDA MFHR Leland Polk Senior Community Series A (Housing Revenue, CitiBank NA LOC)§	0.30	12/01/2019	415,000
2,500,000	San Leandro CA Carlton Plaza Series A (Housing Revenue, FNMA Insured)§	0.29	09/15/2032	2,500,000
600,000	Santa Ana CA HCFR Multi-Model Town & Country Project BNP Paribas (Health Revenue, KBC Bank NV LOC)§	0.32	10/01/2020	600,000
1,495,000	Southern California Public Power Authority Magnolia Power Project Series 2009-1-A (Utilities Revenue, KBC Bank NV LOC)§	0.28	07/01/2036	1,495,000
12,395,000	Southern California Public Power Authority Magnolia Power Project Series 2009-1-A (Hospital Revenue)††§	0.39	02/01/2042	12,395,000
8,000,000	Victorville CA Joint Powers Finance Authority Project A (Utilities Revenue, BNP Paribas LOC)§	0.26	05/01/2040	8,000,000
5,200,000	Whittier CA Health Facilities Presbyterian Intercommunity Project Series C (Hospital Revenue, U.S. Bank NA LOC)§	0.26	06/01/2036	5,200,000
7,655,000	Whittier CA Whittier College (Education Revenue, Bank of America NA LOC)§	0.29	12/01/2038	7,655,000

				379,257,000

Colorado: 1.75%

Variable Rate Demand Notes: 1.75%
3,300,000	Colorado Agriculture Development Authority Garrett & Carla Devries Project Series 2006 (Miscellaneous Revenue, Bank of the West LOC)§	0.49	06/01/2031	3,300,000
5,700,000	Colorado ECFA Vail Valley Foundation Project Series 2007 (Miscellaneous Revenue, U.S. Bank NA LOC)§	0.29	12/01/2037	5,700,000

56 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$5,000,000	Colorado Health Facilities Authority Exempla Incorporated Project Series 2002-B (Hospital Revenue, U.S. Bank NA LOC)§	0.32%	01/01/2033	$5,000,000
2,405,000	Colorado HFA IDR Worldwest LLP Project Series 1999-A (IDR, Mercantile Bank LOC)††§	0.64	09/01/2023	2,405,000
3,730,000	Colorado HFA Ready Foods Incorporated Project Series A (IDR, U.S. Bank NA LOC)§	0.34	01/01/2032	3,730,000
9,000,000	Colorado Springs CO Utilities Systems Series B (Utilities Revenue)§	0.32	11/01/2026	9,000,000
1,500,000	Commerce City CO Northern Infrastructure General Improvement District (GO — Local, U.S. Bank NA LOC)§	0.31	12/01/2028	1,500,000
8,150,000	Denver CO City & County Refunding MFHR Garden Court Community Project Series 2008 (Housing Revenue, FNMA Insured)§	0.32	12/15/2038	8,150,000
1,820,000	Denver CO City & County Western Stock Show Project (Miscellaneous Revenue, U.S. Bank NA LOC)††§	0.36	07/01/2029	1,820,000
3,850,000	Denver CO Urban Renewal Authority Tax Increment Downtown Denver Project Series A-1 (Tax Revenue, U.S. Bank NA LOC)§	0.29	12/01/2025	3,850,000
1,000,000	Fort Collins CO Economic Development Oakridge Project Series A (Health Revenue, U.S. Bank NA LOC)§	0.31	12/01/2032	1,000,000
3,360,000	Harvest Junction CO Metropolitan District GO Series 2006 (GO — Local, U.S. Bank NA LOC)§	0.35	12/01/2036	3,360,000
1,250,000	Hudson CO Series A (IDR, U.S. Bank NA LOC)§	0.41	11/01/2020	1,250,000
4,270,000	Meridian Ranch CO Metropolitan District GO Series 2009 (GO — Local, U.S. Bank NA LOC)§	0.31	12/01/2038	4,270,000
3,700,000	Regional Transportation District CO ROC-RR-II-R-12312 (Tax Revenue, AGM-CR AMBAC Insured)††§	0.29	05/01/2015	3,700,000
7,950,000	University of Colorado Enterprise Systems Series 2007-A (Education Revenue, NATL-RE Insured)††§	0.43	06/01/2021	7,950,000

				65,985,000

Delaware: 1.27%

Variable Rate Demand Notes: 1.27%
7,900,000	Delaware Economic Development Agency Clean Power Project Series 1997-D (Resource Recovery Revenue)§	0.30	08/01/2029	7,900,000
1,800,000	Delaware Economic Development Agency IDR Delaware Clean Power Project Series 1997-C (Energy Revenue)§	0.31	08/01/2029	1,800,000
7,360,000	Delaware State Health Facilities Authority Series B (Hospital Revenue, PNC Bank NA LOC)§	0.26	07/01/2039	7,360,000
30,900,000	SunAmerica Trust Certificates Various States Class A Series 2 (Housing Revenue, FHLMC Insured)§	0.36	07/01/2041	30,900,000

				47,960,000

District of Columbia: 0.77%

Other Municipal Debt: 0.13%
5,000,000	District of Columbia TRAN (GO — Local)	2.00	09/30/2011	5,053,268

Variable Rate Demand Notes: 0.64%
1,910,000	District of Columbia Enterprise Zone 14th & Irving (Miscellaneous Revenue, Bank of America NA LOC)§	0.56	05/01/2022	1,910,000
13,460,000	District of Columbia The Center for Strategic & International Studies Incorporated (Miscellaneous Revenue, PNC Bank NA LOC)§	0.26	03/01/2038	13,460,000
4,910,000	District of Columbia Wesley Theological Seminary Issue Series 2008-A (Education Revenue, PNC Bank NA LOC)§	0.29	12/01/2048	4,910,000
3,755,000	Metropolitan Washington DC Airport Authority Series 2855 (Airport Revenue, FSA-CR FGIC Insured)††§	0.41	10/01/2014	3,755,000

				24,035,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 57
MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Florida: 4.95%

Variable Rate Demand Notes: 4.95%
$7,400,000	Alachua County FL HFA MFHR Sante Fe Apartments Project Series 2008 (Housing Revenue, FNMA LOC)§	0.28%	04/15/2041	$7,400,000
4,230,000	Alachua County FL HFA MFHR University Cove Apartments Project (Housing Revenue, FNMA Insured)§	0.32	06/15/2034	4,230,000
1,850,000	Alachua County FL IDR Florida Rock Project (IDR, Bank of America NA LOC)††§	0.52	11/01/2022	1,850,000
2,200,000	Brevard County FL HFA MFHR Shore View Apartments Project Series 1995 (Housing Revenue, Harris Trust & Savings Bank LOC)§	0.30	02/01/2015	2,200,000
5,675,000	Deutsche Bank Spears Lifers Trust Series DB-563 (Airport Revenue, FSA Insured)††§	0.34	10/01/2022	5,675,000
1,905,000	Escambia County FL IDR Daw’s Manufacturing Company Incorporated Project (IDR, Bank of America NA LOC)§	0.35	02/01/2017	1,905,000
9,475,000	Florida Housing Finance Corporation MFHR College Park Apartments Series 1999 (Housing Revenue, FHLMC Insured)§	0.32	07/01/2036	9,475,000
1,860,000	Florida Housing Finance Corporation MFHR Mariner’s Cay Apartments Series 2008-M (Housing Revenue, FNMA Insured)§	0.28	12/15/2041	1,860,000
9,515,000	Florida Housing Finance Corporation Pinewood Pointe Series C (Housing Revenue)§	0.57	06/01/2044	9,515,000
6,400,000	Greater Orlando FL Aviation Authority Flight Safety Project Series A (Airport Revenue)§	0.28	10/01/2023	6,400,000
6,900,000	Greater Orlando FL Aviation Authority Flight Safety Project Series B (Airport Revenue)§	0.28	10/01/2035	6,900,000
500,000	Highlands County FL HFFA Hospital Adventist Health Systems Project Series 2003-C (Hospital Revenue)§	0.26	11/15/2021	500,000
8,645,000	Hillsborough County FL Aviation Authority Tampa International Airport PUTTER Series 2008-A (Airport Revenue, Assured Guaranty Insured)††§	0.44	10/01/2032	8,645,000
1,240,000	Jacksonville FL HFA MFHR Christine Cove Apartments (Housing Revenue, California Bank & Trust LOC)††§	0.31	09/15/2038	1,240,000
3,300,000	Jacksonville FL HFA MFHR St. Augustine Apartments Project Series 2006 (Housing Revenue, FNMA Insured)§	0.28	07/15/2033	3,300,000
4,440,000	Jacksonville FL HFFA Hospital Series A (Hospital Revenue, Bank of America NA LOC)§	0.28	08/15/2033	4,440,000
6,942,000	Lake County FL Capital Improvement Deutsche Bank Spears Trust Series 2007 (Tax Revenue, AMBAC Insured)††§	0.29	06/01/2037	6,942,000
4,025,000	Lee County FL HFA SFHR Series 2908Z (Housing Revenue, GNMA/FNMA Insured)††§	0.44	09/01/2015	4,025,000
4,030,000	Lee County FL HFA SFHR Series 2909Z (Housing Revenue, GNMA/FNMA Insured)††§	0.44	09/01/2015	4,030,000
5,700,000	Miami-Dade County FL Educational Facilities Authority Carlos Albizu University Project Series 2000 (Education Revenue, Bank of America NA LOC)§	0.54	12/01/2025	5,700,000
9,900,000	Miami-Dade County FL Educational Facilities Authority Eagle-20070043 Class A (Education Revenue, BHAC-CR AMBAC Insured)††§	0.30	04/01/2037	9,900,000
11,000,000	Miami-Dade County FL IDA Reflectone Incorporated Project Series 2000-A (IDR, Royal Bank of Canada LOC)§	0.33	03/01/2024	11,000,000
7,030,000	Orange County FL HFA MFHR Lakeside Pointe Apartments Series B (Housing Revenue, FNMA Insured)§	0.32	05/15/2038	7,030,000
7,650,000	Orange County FL HFA MFHR Marbella Pointe Series 2007-A (Housing Revenue, FHLB LOC)§	0.32	04/15/2040	7,650,000
2,835,000	Orange County FL School Board COP Deutsche Bank Spears Trust Series 2007-A (Lease Revenue, FGIC Insured)††§	0.29	08/01/2022	2,835,000
1,000,000	Pasco County FL IDR PAC-MED Incorporated Project (IDR, Bank of America NA LOC)§	0.56	08/01/2017	1,000,000
19,500,000	Pinellas County FL Health Facilities Authority BayCare Health Series A-1 (Hospital Revenue, U.S. Bank NA LOC)§	0.26	11/01/2038	19,500,000
4,930,000	Pinellas County FL IDR Neighborly Care Network Project Series 2008 (Miscellaneous Revenue, Branch Banking & Trust LOC)§	0.30	08/01/2028	4,930,000
5,400,000	Polk County FL IDA HCFR Winter Haven Hospital Series B (Hospital Revenue, PNC Bank NA LOC)§	0.27	09/01/2034	5,400,000

58 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$4,570,000	Polk County FL IDA HCFR Winter Haven Hospital Series C (Hospital Revenue, PNC Bank NA LOC)§	0.27%	09/01/2036	$4,570,000
795,000	Polk County FL IDA Sun Orchard Florida Incorporated Project Series 1999 (IDR, U.S. Bank NA LOC)††§	0.90	01/01/2019	795,000
1,585,000	RBC Municipal Products Incorporated Trust Series E2 (Housing Revenue, Royal Bank of Canada LOC)††§	0.37	01/01/2034	1,585,000
1,700,000	Sarasota County FL Planned Parenthood Incorporated Project (Miscellaneous Revenue, Harris NA LOC)§	0.32	10/01/2041	1,700,000
3,400,000	South Florida Water Management District ROC-RR-II-R-12313 (Water & Sewer Revenue, AGM-CR AMBAC Insured)††§	0.29	04/01/2015	3,400,000
1,975,000	Tallahassee FL IDR Rose Printing Company Incorporated Project Series A (IDR, Branch Banking & Trust LOC)††§	0.38	10/01/2015	1,975,000
600,000	University of South Florida Research Foundation Technology Center Project Series B (Education Revenue, Bank of America NA LOC)§	0.47	12/01/2019	600,000
6,900,000	West Palm Beach FL Utilities Systems Series 2008C (Water & Sewer Revenue, Assured Guaranty Insured)§	0.31	10/01/2038	6,900,000

				187,002,000

Georgia: 1.90%

Variable Rate Demand Notes: 1.90%
16,800,000	Atkinson & Coffee County GA Development Authority Solid Waste Langboard Incorporated Project Series 2008 (IDR, CoBank ACB LOC)§	0.44	11/01/2033	16,800,000
2,900,000	Atlanta GA Development Authority Perkins Will Incorporated Project (Miscellaneous Revenue, Harris NA LOC)§	0.29	11/01/2030	2,900,000
2,455,000	Carroll County GA Development Authority Royal Metal Products Incorporated Project Series 2007 (IDR, Branch Banking & Trust LOC)§	0.38	01/18/2027	2,455,000
3,300,000	Cobb County GA IDA Standex International Corporation Project (IDR, Bank of America NA LOC)††§	1.50	01/01/2018	3,300,000
4,000,000	Fulton County GA Development Authority St. George Village Project (Health Revenue, Bank of America NA LOC)§	0.35	04/01/2034	4,000,000
3,600,000	Georgia State Port Authority (Port Authority Revenue, Branch Banking & Trust LOC)§	0.38	06/01/2022	3,600,000
3,660,000	Georgia State Port Authority (Port Authority Revenue, Branch Banking & Trust LOC)§	0.38	10/01/2023	3,660,000
18,300,000	Main Street Natural Gas Incorporated Gas Project Series A (Utilities Revenue)§	0.29	08/01/2040	18,300,000
9,305,000	Metropolitan Atlanta Rapid Transportation Authority Sales Tax Series P (Tax Revenue, Societe Generale LOC, AMBAC Insured)††§	0.29	07/01/2020	9,305,000
1,855,000	Private Colleges and Universities Authority of Georgia Mercer University Project Series 2003 (Education Revenue, Branch Banking & Trust LOC)§	0.29	10/01/2032	1,855,000
5,500,000	Private Colleges and Universities Authority of Georgia Mercer University Project Series 2006-A (Education Revenue, Branch Banking & Trust LOC)§	0.29	10/01/2036	5,500,000

				71,675,000

Idaho: 0.75%

Variable Rate Demand Notes: 0.75%
7,000,000	Cassia County ID Industrial Development Corporation East Valley Cattle LLC Project Series 2006 (Miscellaneous Revenue)§	0.44	08/01/2026	7,000,000
2,000,000	Cassia County ID Industrial Development Corporation Vance Dairy Construction Project Series 2007 (Miscellaneous Revenue, Northwest Farm Credit LOC)§	0.49	06/01/2027	2,000,000
19,420,000	Jerome County ID Economic Development Corporation Davisco Foods International Project Series 2009 (Miscellaneous Revenue, Bank of Montreal LOC)§	0.29	12/01/2029	19,420,000

				28,420,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 59
MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Illinois: 3.67%

Variable Rate Demand Notes: 3.67%
$3,180,000	Austin Trust Series 2008-1098 (Hospital Revenue, Assured Guaranty Insured)††§	0.39%	08/15/2047	$3,180,000
3,240,000	Chicago IL Enterprise Zone Gardner Gibson Project (IDR, Harris Trust & Savings Bank LOC)§	0.39	07/01/2033	3,240,000
10,000,000	Chicago IL Midway Airport Series C (Airport Revenue, Morgan Stanley Bank LOC)§	0.32	01/01/2035	10,000,000
3,270,000	Chicago IL Municipal Securitization Trust Receipts GO Class A Series 56 (GO — Local, Societe Generale LOC, FGIC Insured)††§	0.29	01/01/2030	3,270,000
2,175,000	Chicago IL O’Hare International Airport Deutsche Bank Spears Trust Series 2005-A (Airport Revenue, AMBAC Insured)††§	0.29	01/01/2022	2,175,000
4,000,000	Chicago IL Series F RMKT 10/21/08 (GO — Local)§	0.50	01/01/2042	4,000,000
1,560,000	Chicago IL Tax Increment Stockyards Industrial Commercial Redevelopment Project Series A (Tax Revenue, Northern Trust Company LOC)§	0.32	12/01/2011	1,560,000
1,975,000	Chicago IL Tax Increment Stockyards Industrial Commercial Redevelopment Project Series B (Tax Revenue, Northern Trust Company LOC)§	0.32	12/01/2014	1,975,000
2,665,000	Cook County IL GO Series 559 (GO — Local, NATL-RE Insured)††§	0.34	05/15/2012	2,665,000
3,125,000	East Peoria IL Commercial Development Kroger Company Project Series 2003 (IDR, U.S. Bank NA LOC)§	0.36	12/01/2013	3,125,000
17,935,000	Hamilton IL Hamilton Memorial Hospital District Project Series 2007 (Hospital Revenue, Sovereign Bank LOC)§	0.65	11/01/2037	17,935,000
650,000	Illinois Development Finance Authority Glenwood School for Boys Series 1998 (Miscellaneous Revenue, Harris Trust & Savings Bank LOC)§	0.29	02/01/2033	650,000
2,215,000	Illinois Development Finance Authority MCL Incorporated Project (IDR)††§	0.70	06/01/2017	2,215,000
7,500,000	Illinois Development Finance Authority PCR A.E. Staley Manufacturing Company Project Series 1985 (IDR, RaboBank International LOC)§	0.28	12/01/2016	7,500,000
6,450,000	Illinois Development Finance Authority Residential Rental Harris Pavilion Project Series 1994 (Housing Revenue, FHLMC Insured)§	0.33	04/01/2024	6,450,000
1,300,000	Illinois Finance Authority Easter Seals Metro Chicago Incorporated Project Series 2007 (Miscellaneous Revenue, Harris NA LOC)§	0.30	04/01/2037	1,300,000
3,000,000	Illinois Finance Authority Elmhurst Memorial Healthcare Series D (Hospital Revenue, Northern Trust Company LOC)§	0.27	01/01/2048	3,000,000
830,000	Illinois Finance Authority International Ink Company (IDR, JPMorgan Chase Bank LOC)§	0.40	01/01/2034	830,000
700,000	Illinois Finance Authority Merug LLC Series B (IDR, JPMorgan Chase Bank LOC)§	0.70	12/01/2018	700,000
9,510,000	Illinois Finance Authority Resurrection Health Project Series 2005-B (Hospital Revenue, JPMorgan Chase Bank LOC)§	0.30	05/15/2035	9,510,000
2,420,000	Illinois Regional Transit Authority MSTR Series 55 Class A (Tax Revenue, Societe Generale LOC, FGIC GO of Authority Insured)††§	0.29	11/01/2021	2,420,000
1,240,000	Lake County IL Brown Paper Goods Project (IDR, Bank One NA LOC)§	0.70	10/01/2021	1,240,000
1,370,000	Lake County IL Countryside Landfill Incorporated (Solid Waste Revenue, JPMorgan Chase Bank LOC)§	0.43	04/01/2021	1,370,000
6,500,000	Lake County IL MFHR Whispering Oaks Apartments Project Series 2008 (Housing Revenue, FHLMC Insured)§	0.35	11/01/2045	6,500,000
2,600,000	Lake County IL Northpoint Association (IDR, Northern Trust Company LOC)§	0.40	07/01/2029	2,600,000
1,010,000	Lake Villa IL Allendale Association Project (Health Revenue, LaSalle Bank NA LOC)§	0.32	10/01/2026	1,010,000
1,300,000	Lake Zurich IL (IDR, Bank of New York LOC)§	0.70	12/01/2029	1,300,000
12,500,000	Metropolitan Pier & Exposition Authority Series 3221 (Tax Revenue)††§	0.29	06/15/2050	12,500,000
5,200,000	Schaumburg IL GO ROC-RR-II-R-11698 (GO — Local, BHAC-CR FGIC Insured)††§	0.29	12/01/2032	5,200,000
1,850,000	Skokie IL Economic Development Revenue Skokie Fashion Square Project Series 1984 (IDR, Bank of America NA LOC)§	0.67	12/01/2014	1,850,000
7,495,000	University of Illinois COP ROC-RR-II-R-11480 (Miscellaneous Revenue, FSA Insured)††§	0.30	10/01/2015	7,495,000
9,145,000	Warren County IL Monmouth College Project (Education Revenue, PNC Bank NA LOC)§	0.29	12/01/2032	9,145,000
800,000	West Frankfort IL IDR Kroger Company Series 2004 (IDR, U.S. Bank NA LOC)§	0.36	11/01/2012	800,000

				138,710,000

60 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Indiana: 1.64%

Variable Rate Demand Notes: 1.64%
$1,000,000	City of Crawfordsville IN Economic Development (IDR, Bank of America NA LOC)††§	0.36%	10/01/2018	$1,000,000
2,540,000	Greensburg IN MFHR Community Partners Village II Project Series 2002 (Housing Revenue, FHLB LOC)§	0.32	09/01/2029	2,540,000
885,000	Indiana Development Finance Authority Goodwill Industries Central Project Series 1996 (IDR, JPMorgan Chase Bank LOC)§	0.36	06/01/2016	885,000
5,000,000	Indiana Finance Authority Health Systems Sisters of St. Francis Health Services Incorporated Project Series 2009-A (Hospital Revenue)††§	0.36	11/01/2033	5,000,000
2,115,000	Indiana Health Facilities Finance Hospital Authority Community Hospital Project Series 2000-B (Hospital Revenue)§	0.33	07/01/2028	2,115,000
955,000	Indiana HEFA Clarian Health Obligated Group Series 2005-D (Hospital Revenue, Branch Banking & Trust LOC)§	0.28	02/15/2030	955,000
2,800,000	Indiana HEFA Clarian Health Series C (Hospital Revenue, Branch Banking & Trust LOC)§	0.29	02/15/2030	2,800,000
970,000	Indiana HFFA Revenue Fayette Memorial Hospital Association Series A (Hospital Revenue, U.S. Bank NA LOC)§	0.30	10/01/2032	970,000
1,800,000	Indiana State Development Finance Authority Shelby Gravel Incorporated Project (IDR)§	0.39	10/01/2017	1,800,000
24,200,000	Lafayette IN Solid Water Disposal Tate & Lyle Ingredients Project Series 2006 (Miscellaneous Revenue)§	0.33	09/01/2028	24,200,000
1,490,000	Noblesville IN Greystone Apartments Project Series B (Housing Revenue, FHLB LOC)§	0.32	03/01/2041	1,490,000
2,590,000	St .Joseph County IN Midcorr Land Development LLC Project (IDR, National City Bank LOC)§	0.39	10/01/2023	2,590,000
2,120,000	St. Joseph County IN Economic Development Revenue Hannah & Friends Project Series 2007 (Miscellaneous Revenue, LaSalle Bank Midwest LOC)§	0.57	11/01/2035	2,120,000
10,595,000	Valparaiso IN Economic Development Pines Village Retirement Community Project Series 2008 (Health Revenue, Centier Bank LOC)§	0.32	05/01/2038	10,595,000
2,700,000	Wabash IN Economic Development Revenue Martin Yale Industries Project Series 1998 (IDR, Bank One Indiana NA LOC)††§	0.70	09/01/2028	2,700,000

				61,760,000

Iowa: 1.03%

Variable Rate Demand Notes: 1.03%
5,370,000	Des Moines IA Elliot Aviation Project (Airport Revenue, U.S. Bank NA LOC)§	0.31	08/01/2027	5,370,000
2,030,000	Iowa Finance Authority IDR Interwest Project Series 2001 (IDR, CoBank ACB LOC)§	0.49	11/01/2016	2,030,000
1,490,000	Iowa Finance Authority Industrial Development (IDR, Bank of America NA LOC)§	0.61	06/01/2028	1,490,000
3,250,000	Iowa Finance Authority Randy & Ronnie Hunt Partnership Project Series 2009 (Miscellaneous Revenue, Farm Credit Services LOC)§	0.29	02/01/2027	3,250,000
12,000,000	Iowa Finance Authority SFHR Series 2006-F (Housing Revenue, GNMA/FNMA Insured)§	0.30	07/01/2036	12,000,000
7,700,000	Iowa Finance Authority Solid Waste Disposal Real Estate Iowa One Project Series 2006 (Miscellaneous Revenue)§	0.44	10/01/2031	7,700,000
1,855,000	Iowa Higher Education Loan Authority Private College Facilities Graceland University Project Series 2003 (Education Revenue, Bank of America NA LOC)§	0.47	02/01/2033	1,855,000
2,750,000	Iowa Higher Education Loan Authority Private Colleges Ambrose (Education Revenue, Northern Trust Company LOC)§	0.30	04/01/2033	2,750,000
750,000	Iowa Higher Education Loan Authority University of Dubuque (Education Revenue, Northern Trust Company LOC)§	0.30	04/01/2035	750,000
1,850,000	Le Mars LA IDR Feuerhelm Properties LP Project Series 2000-A (IDR, Farm Credit Services LOC)§	0.49	03/01/2016	1,850,000

				39,045,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 61
MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Kansas: 0.25%

Variable Rate Demand Notes: 0.25%
$1,000,000	Dodge City KS IDR Farmland National Beef Project Series 1999 (IDR)§	0.44%	02/01/2029	$1,000,000
1,000,000	Olathe KS Diamant Boart Series A (IDR, Svenska HandelsBanken LOC)††§	0.42	03/01/2027	1,000,000
990,000	Olathe KS IDR Insulite Project Series 2000 (IDR, FirStar Bank NA LOC)§	0.39	06/01/2020	990,000
3,965,000	Olathe KS IDR ISL LLC Project (IDR, U.S. Bank NA LOC)§	0.39	08/01/2027	3,965,000
2,485,000	Olathe KS Refunding MFHR Jefferson Place Apartments Project Series B (Housing Revenue, FHLMC Insured)§	0.32	01/01/2034	2,485,000

				9,440,000

Kentucky: 3.83%

Other Municipal Debt: 2.17%
7,500,000	Kentucky Rural Water Finance Corporation Public Project Series C-1 (Water & Sewer Revenue)	1.50	12/01/2011	7,552,643
74,000,000	Louisville & Jefferson County KY Metropolitan Sewer District Sewer & Drain Systems Series A (Water & Sewer Revenue)	1.25	05/26/2011	74,142,372

				81,695,015

Variable Rate Demand Notes: 1.66%
3,100,000	Bardstown KY Industrial Building Linpac Materials Handling Project (IDR, U.S. Bank NA LOC)§	0.33	10/01/2019	3,100,000
2,495,000	Breckinridge County KY Lease Program Association Counties Leasing Trust Series 1999 (Lease Revenue, U.S. Bank NA LOC)§	0.31	12/01/2029	2,495,000
7,815,000	Hancock County KY Solid Waste Disposal Facilities NSA Limited Project Series 1998 (Miscellaneous Revenue, Bank of America NA LOC)§	0.59	04/01/2028	7,815,000
6,750,000	Hopkins County KY Industrial Building Lok Corporation Project Series 2007 (IDR, PNC Bank NA LOC)§	0.34	10/01/2017	6,750,000
2,750,000	Jefferson County KY Industrial Building Dant Growth LLC Project Series 2002 (IDR)§	0.39	09/01/2022	2,750,000
9,750,000	Kentucky EDFA Goodwill Industries Kentucky Incorporated Project Series 2007 (Miscellaneous Revenue, PNC Bank NA LOC)§	0.32	12/01/2037	9,750,000
15,000,000	Kentucky EDFA Hospital Ashland Hospital Corporation Series B (Hospital Revenue, Branch Banking & Trust LOC)§	0.28	01/01/2038	15,000,000
2,500,000	Kentucky EDFA Madonna Manor Project PUTTER Series P-Floats-MT-636 (Hospital Revenue)††§	0.36	12/01/2039	2,500,000
7,450,000	Logan County KY Solid Waste Disposal Waste Management LLC Project (Solid Waste Revenue, PNC Bank NA LOC)§	0.34	03/01/2021	7,450,000
1,400,000	Montgomery County KY Industrial Building Facilities Fineblanking Corporation Project Series 1996 (IDR, Bank of America NA LOC)§	0.56	08/01/2015	1,400,000
3,755,000	Williamstown KY League of Cities Funding Trust Lease Series 2008-A (Lease Revenue, U.S. Bank NA LOC)§	0.29	07/01/2038	3,755,000

				62,765,000

Louisiana: 1.61%

Variable Rate Demand Notes: 1.61%
4,095,000	Louisiana HFA (Housing Revenue, FHLMC Insured)§	0.32	12/01/2040	4,095,000
4,000,000	Louisiana Local Government Environmental Facilities CDA Honeywell International Incorporated Project (Miscellaneous Revenue)††§	0.47	12/01/2036	4,000,000
2,000,000	Louisiana Public Facilities Authority Christus Health Series 2009-B-1 (Hospital Revenue, Bank of New York LOC)§	0.29	07/01/2047	2,000,000
8,000,000	Louisiana Public Facilities Authority Dynamic Fuels LLC Project Series 2008 (IDR, JPMorgan Chase Bank LOC)§	0.28	10/01/2033	8,000,000
4,300,000	Louisiana Public Facilities Authority Port LLC Project Series 2008 (Miscellaneous Revenue, Bank of America NA LOC)§	0.34	10/01/2028	4,300,000

62 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$6,000,000	Louisiana State Series A (GO — State, BNP Paribas LOC)§	0.26%	07/15/2026	$6,000,000
15,300,000	Parish of St. James LA Series A-1 (Energy Revenue)§	0.33	11/01/2040	15,300,000
8,000,000	Parish of St. James LA Series B-1 (Energy Revenue)§	0.30	11/01/2040	8,000,000
9,000,000	St. Charles Parish LA Gulf Opportunity Zone Valero Energy Corporation (Energy Revenue, Mizuho Corporate Bank LOC)§	0.29	12/01/2040	9,000,000

				60,695,000

Maine: 0.16%

Variable Rate Demand Note: 0.16%
6,000,000	Maine Finance Authority Foxcroft Academy (Education Revenue, TD Bank NA LOC)§	0.27	06/01/2038	6,000,000

Maryland: 1.36%

Other Municipal Debt: 0.51%
15,000,000	Montgomery County MD (GO — Local)	0.25	02/07/2011	15,000,000
4,200,000	Montgomery County MD Series 2009-B (GO — Local)	0.26	02/07/2011	4,200,000

				19,200,000

Variable Rate Demand Notes: 0.85%
4,465,000	Baltimore County MD Cross Creek Apartments Project Series 2008 (Housing Revenue, PNC Bank NA LOC)§	0.32	11/01/2033	4,465,000
3,000,000	Maryland CDA MFHR Hopkins Village Apartments Series 2008-F (Housing Revenue, FHLMC Insured)§	0.28	11/01/2038	3,000,000
2,215,000	Maryland Economic Development Corporation YMCA Central Maryland Incorporated Project Series 2003 (Miscellaneous Revenue, Branch Banking & Trust LOC)§	0.30	04/01/2028	2,215,000
5,940,000	Maryland Health & HEFA Suburban Hospital (Hospital Revenue, PNC Bank NA LOC)§	0.26	07/01/2029	5,940,000
2,000,000	Montgomery County MD Housing Opportunities Community MFHR (Housing Revenue, FHLMC Insured)††§	0.39	02/01/2040	2,000,000
500,000	Montgomery County MD Housing Opportunities Series 2002-C (Housing Revenue, FNMA LOC)§	0.29	11/01/2032	500,000
10,000,000	Montgomery County MD SFHR Series F (Housing Revenue, FNMA LOC)§	0.34	07/01/2038	10,000,000
3,985,000	University of Maryland COP College Business School Project Series 2000 (Lease Revenue, Bank of America NA LOC)§	0.34	06/01/2015	3,985,000

				32,105,000

Massachusetts: 1.29%

Variable Rate Demand Notes: 1.29%
10,200,000	Massachusetts Bay Transportation Authority GO General Transportation Systems Series 2000 (GO — State, GO of Authority Insured)§	0.31	03/01/2030	10,200,000
3,800,000	Massachusetts Development Finance Agency Georgetown Village Apartments Series A (Housing Revenue, FNMA Insured)§	0.31	07/15/2036	3,800,000
3,000,000	Massachusetts Development Finance Agency Resource Recovery Waste Management Incorporated Project Series 1999 (Resource Recovery Revenue, Bank of America NA LOC)§	0.36	07/01/2029	3,000,000
4,250,000	Massachusetts Municipal Securitization Trust Receipts GO Class A (GO — State, Societe Generale LOC, FGIC Insured)††§	0.29	05/01/2037	4,250,000
7,625,000	Massachusetts Municipal Securitization Trust Receipts GO Class A (GO — State, Societe Generale LOC, AMBAC Insured)††§	0.29	08/01/2037	7,625,000
19,900,000	Massachusetts State HEFA Series N-1 (Education Revenue)§	0.25	08/15/2040	19,900,000

				48,775,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 63
MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Michigan: 3.90%

Other Municipal Debt: 1.12%
$5,000,000	Michigan Finance Authority Short Aid Notes Series D-1 (Miscellaneous Revenue)	2.00%	08/19/2011	$5,032,447
6,000,000	Michigan Finance Authority Short Aid Notes Series D-2 (Miscellaneous Revenue, JPMorgan Chase Bank LOC)	2.00	08/22/2011	6,052,971
6,000,000	Michigan Finance Authority Short Aid Notes Series D-3 (Miscellaneous Revenue, Scotia Bank LOC)	2.00	08/22/2011	6,052,971
20,000,000	Michigan State Hospital Finance Authority (Hospital Revenue)	0.23	02/09/2011	20,000,000
5,000,000	Michigan State Series A (GO — State)	2.00	09/30/2011	5,051,705

				42,190,094

Variable Rate Demand Notes: 2.78%
800,000	Green Lake Township MI Economic Development Corporation (Education Revenue, Harris NA LOC)§	0.27	06/01/2034	800,000
1,675,000	Macomb County MI Economic Development Corporation TPA Incorporated Project Series 2007-A (IDR, Naitonal City Bank LOC)§	0.39	12/01/2017	1,675,000
14,555,000	Michigan HDA Rental Housing Project Series 2006-A (Housing Revenue, AGM GO of Authority Insured)§	0.33	10/01/2040	14,555,000
28,995,000	Michigan HDA Rental Housing Project Series 2006-C (Housing Revenue, AGM GO of Authority Insured)§	0.33	04/01/2041	28,995,000
40,495,000	Michigan Higher Education Authority Student Loan RBC Municipal Products Trust Incorporated Certificate Series L-33 (Education Revenue, Royal Bank of Canada LOC)††§	0.33	09/01/2026	40,495,000
7,100,000	Michigan Hospital Finance Authority Ascension Health Group Series 2010-8 (Hospital Revenue)§	0.38	11/15/2049	7,100,000
9,600,000	Michigan State Housing Development Authority (Housing Revenue, GO of Authority Insured)§	0.30	10/01/2037	9,600,000
1,015,000	Michigan State Strategic Fund Fitz Land LLC Project (IDR, PNC Bank NA LOC)§	0.39	08/01/2025	1,015,000
700,000	Michigan Strategic Fund Limited Methodist Childrens Home Project Series 1995 (Miscellaneous Revenue, Bank One Michigan LOC)††§	0.50	08/01/2015	700,000

				104,935,000

Minnesota: 3.69%

Variable Rate Demand Notes: 3.69%
4,655,000	Bloomington MN Bristol Village (Housing Revenue, FNMA Insured)§	0.33	11/15/2032	4,655,000
5,090,000	Bloomington MN Refunding MFHR Norlan Partnership Series A-1 (Housing Revenue, FNMA Insured)§	0.33	07/15/2032	5,090,000
965,000	Dakota County MN CDA Catholic Finance Corporation (Education Revenue, U.S. Bank NA LOC)§	0.39	01/01/2012	965,000
1,800,000	Dakota County MN CDA View Pointe Apartments Project Series 2007-A (Housing Revenue, FNMA Insured)§	0.33	01/15/2038	1,800,000
300,000	Eden Prairie MN Refunding MFHR Park At City West Apartments Project Series 2001 (Housing Revenue, FHLMC Insured)§	0.29	09/01/2031	300,000
1,150,000	Forest Lake MN Kilkenny Court Apartments Project (Housing Revenue, FNMA Insured)§	0.29	08/15/2038	1,150,000
1,635,000	Hennepin County MN Housing & RDA Stone Arch Apartments Project (Housing Revenue, FNMA Insured)§	0.31	04/15/2035	1,635,000
3,645,000	Mahtomedi MN Housing Revenue Briarcliff Manor Apartments Series A (Housing Revenue, FNMA Insured)§	0.33	06/15/2038	3,645,000
5,000,000	Maplewood MN Educational Facilities Mounds Park Academy Project (Education Revenue, U.S. Bank NA LOC)§	0.28	10/01/2031	5,000,000
3,175,000	Minneapolis & St. Paul MN Housing & RDA Allina Health Systems Series B-1 (Hospital Revenue, JPMorgan Chase Bank LOC)§	0.26	11/15/2035	3,175,000

64 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$2,700,000	Minneapolis & St. Paul MN Housing & RDA Allina Health Systems Series B-2 (Hospital Revenue, JPMorgan Chase Bank LOC)§	0.27%	11/15/2035	$2,700,000
5,575,000	Minneapolis & St. Paul MN Housing & RDA Childrens Health Care Series B (Hospital Revenue, AGM Insured)§	0.27	08/15/2025	5,575,000
160,000	Minneapolis MN CDA C&G Partners Project (Housing Revenue, U.S. Bank NA LOC)§	0.28	12/01/2015	160,000
2,740,000	Minneapolis MN Driftwood Apartments Project A (Housing Revenue, U.S. Bank NA LOC)§	0.38	10/01/2024	2,740,000
3,600,000	Minneapolis MN MFHR Stone Arch Apartments (Housing Revenue, FNMA Insured)§	0.31	04/15/2035	3,600,000
140,000	Minneapolis MN People Serving People Project Series A (Miscellaneous Revenue, U.S. Bank NA LOC)††§	0.30	10/01/2021	140,000
2,780,000	Minneapolis MN Second Street Acquisition Series A (Housing Revenue, LaSalle Bank NA LOC)§	0.38	01/01/2033	2,780,000
8,245,000	Minnesota Bond Securitization Trust Certificate Carleton Lofts Project Class A (Housing Revenue, LaSalle Bank NA LOC)††§	0.49	12/01/2048	8,245,000
685,000	Minnesota State HFA Residential Housing Series C (Housing Revenue, GO of Agency Insured)§	0.30	07/01/2048	685,000
260,000	Minnesota State Higher Education Facilities Authority MacAlester College Series 5-Q (Education Revenue)§	0.29	03/01/2033	260,000
3,610,000	Minnesota State University of St. Thomas Series 4O (Education Revenue, U.S. Bank NA LOC)§	0.29	10/01/2021	3,610,000
3,900,000	Minnesota State University of St. Thomas Series 6H (Education Revenue, U.S. Bank NA LOC)§	0.29	10/01/2032	3,900,000
5,500,000	Moorhead MN Solid Waste Disposal American Crystal Sugar Project Series 1997 (IDR, Wells Fargo Bank NA LOC)††§(q)	0.44	04/01/2012	5,500,000
6,115,000	Plymouth MN MFHR At The Lake Apartments Project (Housing Revenue, FHLMC Insured)§	0.33	08/01/2034	6,115,000
1,300,000	Ramsey County MN Housing & Redevelopment MFHR Gateway Apartments LP Series A (Housing Revenue, LaSalle Bank NA LOC)§	0.35	10/01/2038	1,300,000
5,200,000	RBC Municipal Products Incorporated Trust Series E19 Health Care Facilities (Hospital Revenue, Royal Bank of Canada LOC)††§	0.29	11/15/2047	5,200,000
150,000	Rochester MN Health Care Facilities Mayo Foundation (Hospital Revenue)§	0.26	08/15/2032	150,000
10,700,000	Rochester MN Health Care Series 92-A (Hospital Revenue)§	0.20	03/03/2011	10,700,000
3,600,000	St. Anthony MN Landings Silver Lake Series A (Housing Revenue, LaSalle Bank NA LOC)§	0.35	10/01/2037	3,600,000
2,410,000	St. Cloud MN Cenracare Health Series A (Hospital Revenue, U.S. Bank NA LOC)§	0.25	05/01/2042	2,410,000
1,200,000	St. Cloud MN Health Central Care Series C (Hospital Revenue, Assured Guaranty Insured)§	0.26	05/01/2042	1,200,000
8,620,000	St. Louis Park MN Refunding MFHR Newport on Seven Apartments Project Series 2001 (Housing Revenue, FNMA Insured)§	0.33	09/15/2031	8,620,000
10,750,000	St. Paul MN Housing & RDA Bridgecreek Place Limited Project Series 2004-A (Housing Revenue, LaSalle Bank NA LOC)§	0.35	06/15/2037	10,750,000
2,840,000	St. Paul MN Housing & RDA Hampden Square Apartments Series A (Housing Revenue, FNMA Insured)§	0.33	06/01/2032	2,840,000
1,895,000	St. Paul MN Housing & RDA Leased Housing Association Series A (Housing Revenue, LaSalle Bank NA LOC)§	0.38	09/01/2035	1,895,000
2,000,000	St. Paul MN Port Authority District Heating Series 14-S (Utilities Revenue, Deutsche Bank AG LOC)§	0.25	12/01/2028	2,000,000
1,970,000	St. Paul MN Port Authority District Series 9BB (Utilities Revenue, Deutsche Bank AG LOC)§	0.25	03/01/2029	1,970,000
2,350,000	St. Paul MN Port Authority Tax Increment Westgate Office & Industrial Center Project (Tax Revenue, U.S. Bank NA LOC)§	0.26	02/01/2015	2,350,000
1,000,000	St. Paul Port Authority (Utilities Revenue, Deutsche Bank AG LOC)§	0.29	12/01/2028	1,000,000
1,100,000	St. Paul Port Authority (Utilities Revenue, Deutsche Bank AG LOC)§	0.29	03/01/2029	1,100,000
2,700,000	Stevens County MN Solid Waste Disposal Riverview Dairy Project Series 2007 (Miscellaneous Revenue, AgCountry Farm Credit LOC)§	0.39	08/01/2032	2,700,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 65
MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$5,800,000	Swift County MN Solid Waste Disposal East Dublin Dairy LLP Project Series 2008 (Miscellaneous Revenue, AgCountry Farm Credit LOC)§	0.39%	04/01/2033	$5,800,000
180,000	University of Minnesota Series A (Education Revenue, GO of University Insured)§	0.28	08/15/2031	180,000

				139,190,000

Mississippi: 1.18%

Variable Rate Demand Notes: 1.18%
14,500,000	Clipper Tax-Exempt Certificate Trust Series 2007-32 (GO — State)††§	0.34	02/01/2016	14,500,000
4,180,000	Merrill Lynch PFOTER Series MT-659 (Education Revenue, Guaranteed Student Loans Insured)††§	0.47	09/01/2035	4,180,000
2,200,000	Mississippi Business Finance Corporation Cheveron USA Incorporated Project Series F (Energy Revenue)§	0.24	12/01/2030	2,200,000
23,600,000	Mississippi Development Bank Special Obligation Harrison County Utility Authority Wastewater Treatment Project Series 2006-A (Water & Sewer Revenue, FSA Insured)§	0.36	07/01/2033	23,600,000

				44,480,000

Missouri: 0.56%

Other Municipal Debt: 0.19%
7,105,000	St. Louis County MO Special Obligation TRAN (Miscellaneous Revenue)	0.45	08/01/2011	7,107,696

Variable Rate Demand Notes: 0.37%
1,414,000	Clipper Tax-Exempt Certificate Trust Series 2009-12 (Housing Revenue)††§	0.44	03/01/2038	1,414,000
2,300,000	Jasper County MO IDA Leggett & Platt Incorporated Series 1984 (IDR, JPMorgan Chase Bank LOC)††§	0.29	08/01/2016	2,300,000
2,495,000	Kansas City MO IDA Revenue Ewing Marion Kauffman Foundation Series A (Miscellaneous Revenue)§	0.30	04/01/2027	2,495,000
1,000,000	Missouri HEFA Washington University Project Series B (Education Revenue)§	0.24	02/15/2033	1,000,000
4,970,000	St. Charles County MO IDA Craftsmen Industries Project Series 1998-A (IDR, U.S. Bank NA LOC)§	0.42	12/01/2019	4,970,000
1,975,000	St. Charles County MO IDA Kuenz Heating & Sheet Metal Series 2001 (IDR, U.S. Bank NA LOC)§	0.47	04/01/2026	1,975,000

				14,154,000

Nebraska: 0.93%

Variable Rate Demand Notes: 0.93%
14,895,000	Central Plains NE Nebraska Gas Project #2 Series 2009 (Utilities Revenue)§	0.29	08/01/2039	14,895,000
570,000	Douglas County NE IDR James Skinner Company Project Series 1999 (IDR, U.S. Bank NA LOC)††§	0.36	01/12/2012	570,000
4,310,000	Nebraska Investment Finance Authority MFHR Apple Creek Associates Project Series 1985-A (Housing Revenue, Northern Trust Company LOC)§	0.42	09/01/2031	4,310,000
8,950,000	Nebraska Investment Finance Authority Refunding MFHR Pheasant Ridge Apartments Series 2008 (Housing Revenue, FHLMC Insured)§	0.32	04/01/2038	8,950,000
6,500,000	Nebraska Invitational Finance Authority Solid Waste Disposal Butler County Dairy LLC Series 2009 (Miscellaneous Revenue, Farm Credit Services LOC)§	0.29	12/01/2037	6,500,000

				35,225,000

Nevada: 1.45%

Other Municipal Debt: 0.13%
5,000,000	Clark County NV Airport Series E-1 (Airport Revenue)	2.50	06/01/2011	5,030,503

66 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes: 1.32%
$6,215,000	Clark County NV Eclipse Funding Trust 2006-0146 Solar Eclipse (GO -Local)§	0.29%	11/01/2014	$6,217,381
895,000	Clark County NV Eclipse Funding Trust 2006-0146 Solar Eclipse (GO -Local)§	0.29	11/01/2032	895,000
3,550,000	Clark County NV Highway Improvement Series DBE-669 (Tax Revenue, AMBAC Insured)††§	0.29	01/15/2017	3,550,000
4,800,000	Clark County NV Passenger Facility Las Vegas (Airport Revenue, Union Bank NA LOC)§	0.27	07/01/2022	4,800,000
8,000,000	Las Vegas NV Economic Development Keep Memory Alive Project (Miscellaneous Revenue, PNC Bank NA LOC)§	0.28	05/01/2037	8,000,000
18,000,000	Nevada State Deptartment Business & Industry Nevada Cancer Institute Project (Health Revenue, Bank of America NA LOC)§	0.35	12/01/2033	18,000,000
8,390,000	Washoe County NV Eclipse Funding Trust Series 2006-0142 (GO — Local, U.S. Bank NA LOC)††§	0.29	09/01/2014	8,404,836

				49,867,217

New Jersey: 3.61%

Other Municipal Debt: 0.44%
3,000,000	Millburn Township NJ (GO — Local)	1.50	02/10/2011	3,000,788
10,000,000	North Brunswick NJ BAN (GO — Local)	1.25	08/11/2011	10,046,910
3,492,000	Sparta Township NJ (GO — Local)	1.50	02/25/2011	3,494,202

				16,541,900

Variable Rate Demand Notes: 3.17%
100,000	Burlington County NJ Bridge Lutheran Home Project Series A (Health Revenue, Commerce Bank NA LOC)§	0.28	12/01/2025	100,000
4,745,000	Camden County NJ Improvement Authority Health Care Redevelopment The Cooper Health Systems Project Series 2004-B (Hospital Revenue, TD Bank NA LOC)§	0.26	08/01/2032	4,745,000
21,500,000	Clipper Tax-Exempt Certificate Trust Series 2009-70 (Miscellaneous Revenue)§	0.29	12/15/2023	21,500,000
7,000,000	Deutsche Bank Spears/Lifers Trust DBE 317 (Miscellaneous Revenue)§	0.31	12/15/2033	7,000,000
14,000,000	JPMorgan Chase PUTTER/DRIVER Trust Series 3811 (Tax Revenue)††§	0.27	06/23/2011	14,000,000
1,455,000	New Jersey Deutsche Bank Spears Trust Series 2006-B (Miscellaneous Revenue, FSA Insured)††§	0.29	12/15/2034	1,455,000
10,700,000	New Jersey Economic Development Authority Lawreceville School Project (Education Revenue)§	0.26	07/01/2031	10,700,000
1,210,000	New Jersey Economic Development Authority School Facilities Series 3824 (Miscellaneous Revenue, FGIC Insured)††§	0.42	03/01/2023	1,210,000
4,350,000	New Jersey Economic Development Authority The Peddie School Project Series B (Education Revenue)§	0.26	02/01/2029	4,350,000
195,000	New Jersey HFFA Series A1 (Hospital Revenue, TD Bank NA LOC)§	0.28	07/01/2014	195,000
13,250,000	New Jersey Higher Education Assistance Authority Student Loan ROC-RR-II-R-11853 (Education Revenue, Assured Guaranty Insured)††§	0.35	06/01/2016	13,250,000
8,000,000	New Jersey State Tax & Revenue Anticipation Notes PUTTER Series 3808 (Tax Revenue)††§	0.27	06/23/2011	8,000,000
4,945,000	New Jersey State Transportation Series 146 (Miscellaneous Revenue, FSA Insured)††§	0.30	06/15/2011	4,945,000
15,065,000	New Jersey State Transportation Trust Fund Authority PUTTER DB-297 (Miscellaneous Revenue, NATL-RE FGIC Insured)††§	0.31	12/15/2031	15,065,000
5,080,000	New Jersey State TTFA Series DC8033 (Miscellaneous Revenue)§	0.35	12/15/2022	5,080,000
2,780,000	New Jersey TTFA Series 2005-D (Miscellaneous Revenue, FSA Insured)††§	0.39	12/15/2013	2,780,000
2,240,000	New Jersey TTFA Series 3859 (Miscellaneous Revenue, FGIC-TCRS Insured)††§	0.42	06/15/2019	2,240,000
3,060,000	New Jersey TTFA Series A (Miscellaneous Revenue, FGIC Insured)††§	0.42	06/15/2019	3,060,000

				119,675,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 67
MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
New Mexico: 0.80%

Other Municipal Debt: 0.11%
$4,000,000	New Mexico State TRAN (Tax Revenue)	2.50%	06/30/2011	$4,035,777

Variable Rate Demand Notes: 0.69%
4,800,000	New Mexico Educational Assistance Foundation (Education Revenue, Royal Bank of Canada LOC, Guaranteed Student Loans Insured)§	0.32	04/01/2034	4,800,000
20,000,000	New Mexico Municipal Energy Acquisition Authority Gas Supply Series 2009 (Utilities Revenue)§	0.29	11/01/2039	20,000,000
1,410,000	Rosewell MN Roswell LLC Project Series A (Housing Revenue, Sovereign Bank LOC)§	0.70	07/01/2036	1,410,000

				26,210,000

New York: 4.92%

Other Municipal Debt: 0.76%
8,935,300	Depew NY Free School District GO Series A (GO — Local, State Aid Withholding Insured)	1.25	06/02/2011	8,950,585
14,000,000	Oyster Bay NY BAN (GO — Local)	1.25	08/12/2011	14,069,739
5,630,000	Tarrytowns NY USD BAN (GO — Local, State Aid Withholding Insured)	1.50	08/12/2011	5,663,613

				28,683,937

Variable Rate Demand Notes: 4.16%
20,420,000	New York Dormitory Authority Tax Exempt Certificate St. John’s University Series 2007 (Education Revenue)††§	0.29	08/01/2020	20,420,000
300,000	New York HFA Archstone Westbury Housing Project Series 2004-A (Housing Revenue, Bank of America NA LOC)§	0.33	11/01/2036	300,000
15,000,000	New York HFA Economic Development (Tax Revenue)§	0.31	03/15/2033	15,000,000
21,190,000	New York Metropolitan Transportation Authority Series 2005-A ROC-RR-II-R-594PB (Transportation Revenue, AGC-ICC AMBAC Insured)††§	0.31	11/15/2013	21,190,000
11,650,000	New York Metropolitan Transportation Authority Series 2006-B ROC-RR-II-R-11711 (Transportation Revenue, FSA Insured)††§	0.31	11/15/2027	11,650,000
5,660,000	New York Mortgage Agency Homeowner ROC-RR-II-R-11704 (Housing Revenue)††§	0.35	10/01/2031	5,660,000
2,195,000	New York Mortgage Agency Homeowner Series 154 (Housing Revenue)§	0.40	10/01/2039	2,195,000
4,385,000	New York Mortgage Agency Homeowner Series 161 ROC-RR-II-R-11713 (Housing Revenue)††§	0.29	10/01/2016	4,385,000
3,480,000	New York Mortgage Agency Homeowner Series 71 ROC-RR-II-R-11706 (Housing Revenue)††§	0.35	10/01/2024	3,480,000
3,000,000	New York Mortgage Agency Series 106 ROC-RR-II-R-11708 (Housing Revenue)††§	0.34	04/01/2034	3,000,000
9,700,000	New York Mortgage Agency Series 73-A ROC-RR-II-R-11707 (Housing Revenue)††§	0.35	10/01/2024	9,700,000
5,000,000	New York NY Housing Development Corporation MFHR (Housing Revenue)§	0.53	11/01/2040	5,000,000
1,295,000	New York NY Housing Development Corporation MFHR Series 143 ROC-RR-II-R 11699 (Housing Revenue)††§	0.35	11/01/2040	1,295,000
6,620,000	New York NY Housing Development Corporation MFHR Series 2009-C1 (Housing Revenue)††§	0.29	05/01/2029	6,620,000
2,500,000	New York NY Housing Development Corporation Series C-4 (Housing Revenue)§	0.27	05/01/2015	2,500,000
7,120,000	New York NY Housing Development Corporation Series J-1 (Housing Revenue)§	0.48	05/01/2046	7,120,000
4,200,000	New York NY Municipal Water & Sewer Finance Authority ROC-RR-II R-11697 (Water & Sewer Revenue, BHAC-CR Insured)††§	0.29	06/15/2016	4,200,000
10,000,000	New York NY Subseries C-5 (GO — Local, Bank of New York LOC)§	0.25	08/01/2020	10,000,000
10,445,000	New York NY TFA Building Fiscal Year 2007 Series S-1 ROC-RR-II-R-809PB (Miscellaneous Revenue, AGC-ICC FGIC State Aid Withholding Insured)††§	0.30	01/15/2015	10,445,000
8,075,000	New York NY Transitional Finance Authority Series 3F (Tax Revenue)§	0.24	11/01/2022	8,075,000
5,000,000	New York Urban Development Corporation ROC-II-R-11710 (Miscellaneous Revenue)††§	0.29	03/01/2028	5,000,000

				157,235,000

68 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
North Carolina: 1.81%

Variable Rate Demand Notes: 1.81%
$4,500,000	Charlotte NC Airport Charlotte Douglas Airport Series D (Airport Revenue, Bank of America NA LOC)§	0.32%	07/01/2034	$4,500,000
5,400,000	Greensboro NC Public Improvement Series B (GO — Local)§	0.33	02/01/2028	5,400,000
5,000,000	North Carolina Capital Facilities Finance Agency (Education Revenue, Branch Banking & Trust LOC)§	0.26	03/01/2031	5,000,000
9,977,000	North Carolina Capital Facilities Finance Agency Educational Greensboro College Project Series 2003 (Education Revenue, Bank of America NA LOC)§	0.36	09/01/2027	9,977,000
3,580,000	North Carolina Capital Facilities Finance Agency Educational Guilford College Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)§	0.30	05/01/2024	3,580,000
4,000,000	North Carolina Capital Facilities Finance Agency Educational High Point University Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)§	0.30	05/01/2030	4,000,000
2,075,000	North Carolina Capital Facilities Finance Agency Various-Elon College Series A (Education Revenue, Bank of America NA LOC)§	0.36	01/01/2014	2,075,000
5,040,000	North Carolina Education Care Community HCFR University Health Systems of Eastern Carolina Series 2008-B-2 (Hospital Revenue, Branch Banking & Trust LOC)§	0.27	12/01/2036	5,040,000
5,985,000	North Carolina HFA Homeownership ROC-RR-II-R-11858 (Housing Revenue)††§	0.35	01/01/2033	5,985,000
3,500,000	North Carolina Port Authority Facilities Series 2008 (Miscellaneous Revenue, Branch Banking & Trust LOC)§	0.30	06/01/2036	3,500,000
9,495,000	North Carolina Student Educational Assistance Authority Branch Bank & Trust Municipal Trust Series 2065 (Education Revenue, Guaranteed Student Loans Insured)††§	0.31	05/24/2028	9,495,000
3,350,000	Rockingham County NC Industrial Facilities & PCFA Innofa USA Project Series 2007 (IDR, Branch Banking & Trust LOC)§	0.38	12/01/2026	3,350,000
6,610,000	Stanly County NC Industrial Facilities & PCFA Chicago Tube Company (IDR, JPMorgan Chase Bank LOC)§	0.40	04/01/2018	6,610,000

				68,512,000

North Dakota: 1.07%

Other Municipal Debt: 0.09%
3,500,000	North Dakota Rural Water Finance Corporation Public Project Construction Notes A-4 (Water & Sewer Revenue)	1.50	09/01/2011	3,516,131

Variable Rate Demand Notes: 0.98%
1,430,000	North Dakota State HFA Home Mortgage Financing (Housing Revenue)§	0.31	01/01/2030	1,430,000
3,000,000	North Dakota State HFA Home Mortgage Program Series A (Housing Revenue)§	0.31	07/01/2037	3,000,000
2,845,000	North Dakota State HFA Home Mortgage Program Series B (Housing Revenue)§	0.31	01/01/2035	2,845,000
75,000	North Dakota State HFA Home Mortgage Program Series B (Housing Revenue)§	0.28	07/01/2033	75,000
2,315,000	Richland County ND Recovery Zone (Miscellaneous Revenue, CoBank ACB LOC)§	0.30	11/01/2028	2,315,000
27,330,000	Traill County ND IDR American Crystal Project (Miscellaneous Revenue, CoBank ACB LOC)§	0.36	09/01/2017	27,330,000

				36,995,000

Ohio: 1.79%

Variable Rate Demand Notes: 1.79%
2,645,000	Butler County OH Capital Funding CCAO Low Cost Capital Series 2005-A (Miscellaneous Revenue, U.S. Bank NA LOC)§	0.29	06/01/2035	2,645,000
3,565,000	Columbus OH Regional Airport Authority Ohio Municipal Pooled Financing Program Series 2004-A (Airport Revenue, U.S. Bank NA LOC)§	0.29	01/01/2030	3,565,000
1,085,000	Franklin County OH Lifeline Shelter Systems Project (IDR, Bank One NA LOC)§	0.60	10/01/2021	1,085,000
11,450,000	Franklin County OH Presbyterian Series A (Health Revenue, PNC Bank NA LOC)§	0.26	07/01/2036	11,450,000
960,000	Hamilton County OH Health Care Life Enriching Community Project Series 2006-B (Health Revenue, PNC Bank NA LOC)§	0.29	01/01/2037	960,000
12,110,000	Lancaster OH Gas Series 2008 (Utilities Revenue)§	0.29	05/01/2038	12,110,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 69
MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$2,600,000	Lorain County OH Hospital Facilities Regional Education Center Project Series 2008 (Hospital Revenue, JPMorgan Chase Bank LOC)§	0.29%	11/01/2021	$2,600,000
2,050,000	Madeira OH Economic Development Kroger Company Series 2004 (IDR, U.S. Bank NA LOC)§	0.36	11/01/2012	2,050,000
1,200,000	Montgomery County OH Cambridge Commons Apartments A (Housing Revenue, FHLB LOC)§	0.31	04/01/2038	1,200,000
2,100,000	Pike County OH HCFR Traditions Health Care Obligation Group Series 2007 (Health Revenue, U.S. Bank NA LOC)§	0.31	06/01/2033	2,100,000
3,100,000	Stark County OH IDR Kroger Company Series 2004 (IDR, U.S. Bank NA LOC)§	0.36	09/01/2012	3,100,000
4,965,000	Tuscarawas County OH Port Authority IDR Plymouth Foam Incorporated Project Series 2008 (IDR, U.S. Bank NA LOC)§	0.37	08/01/2038	4,965,000
19,830,000	Wood County OH Hospital Facilities Wood County Hospital Association Project Series 2008 (Hospital Revenue, JPMorgan Chase Bank LOC)§	0.31	03/01/2039	19,830,000

				67,660,000

Oklahoma: 1.17%

Variable Rate Demand Notes: 1.17%
1,375,000	Oklahoma Development Finance Authority Industrial Development Tracker Marine Project (IDR, Bank of America NA LOC)§	0.56	03/01/2018	1,375,000
5,000,000	Oklahoma State Student Loan Authority PUTTER MT-658 (Education Revenue, Guaranteed Student Loans Insured)††§	0.39	09/01/2037	5,000,000
22,250,000	Oklahoma Turnpike Authority Series E (Transportation Revenue)§	0.27	01/01/2028	22,250,000
15,550,000	Oklahoma Turnpike Authority Series F (Transportation Revenue)§	0.27	01/01/2028	15,550,000

				44,175,000

Oregon: 0.18%

Variable Rate Demand Notes: 0.18%
6,000,000	Oregon Housing & Community Services Department SFHR Series 2008-I (Housing Revenue)§	0.42	07/01/2037	6,000,000
875,000	Oregon State Beef Northwest Feeders Incorporated Series 1999 (Miscellaneous Revenue, Northwest Farm Credit LOC)§	0.49	01/01/2016	875,000

				6,875,000

Other: 8.21%

Variable Rate Demand Notes: 8.21%
18,595,000	Branch Banking & Trust Company Municipal Trust Series 2062 (Education Revenue, Guaranteed Student Loans Insured)††§	0.31	08/05/2027	18,595,000
4,995,000	Branch Banking & Trust Company Municipal Trust Series 2063 (Education Revenue, Guaranteed Student Loans Insured)††§	0.31	03/11/2029	4,995,000
18,445,000	Branch Banking & Trust Company Municipal Trust Series 2064 (Education Revenue, Guaranteed Student Loans Insured)††§	0.31	08/06/2027	18,445,000
19,981,002	Branch Banking & Trust Company Municipal Trust Series 5003 (Lease Revenue, RaboBank International LOC)††§	0.52	05/01/2027	19,981,002
2,000,000	Clipper Tax Exempt Certificate Trust 2006-13 COP (Miscellaneous Revenue)§	0.34	01/01/2018	2,000,000
2,300,000	Clipper Tax Exempt Certificate Trust 2006-16 COP (Miscellaneous Revenue)§	0.34	01/01/2015	2,300,000
10,884,000	Clipper Tax Exempt Certificate Trust Series 2007-19 (Housing Revenue)††§	0.44	06/01/2011	10,884,000
3,259,000	Clipper Tax-Exempt Certificate Trust Series 2009-10 (Housing Revenue)††§	0.44	12/01/2035	3,259,000
1,983,000	Clipper Tax-Exempt Certificate Trust Series 2009-26 (Housing Revenue)††§	0.44	07/01/2037	1,983,000
532,055	Clipper Tax-Exempt Certificate Trust Series 2009-4 (Miscellaneous Revenue)††§	0.44	01/01/2049	532,055
28,601,000	Clipper Tax-Exempt Certificate Trust Series 2009-54 (Miscellaneous Revenue)††§	0.34	05/01/2017	28,601,000
18,984,000	FHLMC MFHR Series M019 (Housing Revenue, FHLMC Insured)§	0.34	05/01/2017	18,984,000
33,750,000	FHLMC MFHR Series M021 (Housing Revenue, FHLMC Insured)§	0.34	06/15/2036	33,750,000
11,359,956	FHLMC Multiclass Mortage Certificates (Housing Revenue)§	0.35	08/15/2045	11,359,956

70 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$25,715,000	PFOTER Class A (Housing Revenue)††§	0.39%	05/01/2032	$25,715,000
54,970,000	PFOTER PPT-1005 Term A (Miscellaneous Revenue)§	0.39	05/15/2035	54,970,000
50,940,000	PFOTER Regular Class C PPT-1001 (Miscellaneous Revenue)§	0.32	03/01/2040	50,940,000
2,500,000	PFOTER Series 385 (Hospital Revenue)††§	0.43	08/15/2042	2,500,000

				309,794,013

Pennsylvania: 3.78%

Variable Rate Demand Notes: 3.78%
9,700,000	Allegheny County PA Hospital Development Authority University of Pittsburgh Education Center Project Series 2007-B-2 (Hospital Revenue, Royal Bank of Canada LOC)††§	0.29	04/15/2039	9,700,000
1,438,000	Allegheny County PA IDA United Jewish Federation Project Series A (Miscellaneous Revenue, PNC Bank NA LOC)††§	0.29	10/01/2026	1,438,000
9,000,000	Berks County PA Municipal Authority Reading Hospital & Education Center Project Series 2008A-1 (Hospital Revenue, Royal Bank of Canada LOC)††§	0.29	11/01/2011	9,000,000
9,305,000	Berks County PA Municipal Authority Reading Hospital & Education Center Project Series 2009-A-1 (Hospital Revenue)††§	0.30	02/01/2012	9,305,000
4,400,000	Bethlehem PA School District GO Series 2007 (GO — Local, AGM State Aid Withholding Insured)§	0.40	01/01/2032	4,400,000
5,085,000	Butler County PA General Authority MSTR Butler Area School District Project Series 2007 Class A (GO — Local, Societe Generale LOC, GO of District Insured)††§	0.29	10/01/2034	5,085,000
2,370,000	Butler County PA General Authority New Castle Area School District Project Series 2010 (GO — Local, PNC Bank NA LOC, GO of District Insured)§	0.29	03/01/2030	2,370,000
2,125,000	Montgomery County PA Higher Education & Health Authority William Penn Charter School Series 2001 (Education Revenue, PNC Bank NA LOC)§	0.29	09/15/2031	2,125,000
5,000,000	Montgomery County PA IDA LaSalle College High School Series 2007-A (Education Revenue, PNC Bank NA LOC)§	0.29	11/01/2037	5,000,000
2,600,000	Montgomery County PA IDR Series 3238 (Hospital Revenue, FHA Insured)††§	0.32	08/01/2030	2,600,000
1,405,000	Moon PA IDA Community Facilities YMCA Greater Pittsburgh Project Series 2005 (Miscellaneous Revenue, PNC Bank NA LOC)§	0.29	06/01/2025	1,405,000
1,700,000	Pennsylvania HEFA Association of Independent Colleges & University of Pennsylvania Finance Program Keystone College Project Series 2002 (Education Revenue, PNC Bank NA LOC)§	0.29	05/01/2027	1,700,000
3,850,000	Pennsylvania HEFA Association of Independent Colleges & University of Pennsylvania Finance Program University of Scranton Project Series 1999-E3 (Education Revenue, PNC Bank NA LOC)††§	0.29	11/01/2014	3,850,000
3,700,000	Pennsylvania HFA SFHR Series 2007-98C (Housing Revenue)§	0.37	10/01/2037	3,700,000
2,140,000	Pennsylvania Housing Finance Agency SFHR Series 3297 (Housing Revenue)††§	0.40	10/01/2019	2,140,000
2,705,000	Pennsylvania Public School Building Authority School District of Philadelphia Project Series 2006-B (Lease Revenue, FSA State Aid Withholding Insured)††§	0.39	06/01/2015	2,705,000
8,100,000	Pennsylvania State Turnpike Commission (Transportation Revenue, AGM Insured)††§	0.31	07/15/2026	8,100,000
21,650,000	Philadelphia PA Gas Works Deutsche Bank Spears Trust Series 1998 (Utilities Revenue, AMBAC Insured)††§	0.32	10/01/2022	21,650,000
8,800,000	Philadelphia PA School District GO Series 2007-A (GO — Local, Branch Banking & Trust LOC)††§	0.28	06/01/2034	8,800,000
5,000,000	Philadelphia PA School District GO Series F (GO — Local, Barclays Bank plc LOC, State Aid Withholding Insured)§	0.26	09/01/2030	5,000,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 71
MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$14,000,000	PFOTER P-Floats-PT-4674 (Hospital Revenue, FHA Insured)††§	0.36%	08/01/2038	$14,000,000
12,615,000	PFOTER P-Floats-PT-566 (Miscellaneous Revenue)§	0.56	08/15/2042	12,615,000
5,920,000	Quakertown PA General Authority Pooled Financing Program Series A (Miscellaneous Revenue, PNC Bank NA LOC)§	0.28	07/01/2026	5,920,000

				142,608,000

Puerto Rico: 0.02%

Variable Rate Demand Note: 0.02%
800,000	Puerto Rico Sales Tax Finance Corporation Deutsche Bank Spears Trust Series DBE-627A (Tax Revenue, AMBAC Insured)††§	0.29	08/01/2050	800,000

Rhode Island: 0.18%

Variable Rate Demand Note: 0.18%
6,820,000	Rhode Island State Student Loan Series 3235 (Education Revenue, Guaranteed Student Loans Insured)††§	0.44	12/01/2023	6,820,000

South Carolina: 0.63%

Variable Rate Demand Notes: 0.63%
3,339,000	South Carolina Educational Facilities Authority For Private Non-profit Institutions Higher Learning Educational Facilities Charleston Southern University Project Series 2003 (Education Revenue, Bank of America NA LOC)§	0.35	04/01/2028	3,339,000
1,525,000	South Carolina Educational Facilities Authority For Private Non-profit Institutions Higher Learning Educational Facilities Spartanburg Methodist Series 2005 (Education Revenue, Branch Banking & Trust LOC)§	0.30	08/01/2025	1,525,000
2,350,000	South Carolina Educational Facilities Authority Newbury College Series 2008 (Education Revenue, Branch Banking & Trust LOC)§	0.30	06/01/2035	2,350,000
4,900,000	South Carolina Housing Finance & Development Authority MFHR Brookside Crossing Apartments Series 2008 (Housing Revenue, FHLMC Insured)§	0.28	06/01/2046	4,900,000
5,000,000	South Carolina Jobs Economic Development Authority (Utilities Revenue, Branch Banking & Trust LOC)§	0.35	12/01/2038	5,000,000
6,485,000	South Carolina Jobs Economic Development Authority Blue Ridge Log Cabins LLC Series 2007 (IDR, Branch Banking & Trust LOC)§	0.38	03/01/2032	6,485,000

				23,599,000

South Dakota: 0.33%

Variable Rate Demand Notes: 0.33%
4,850,000	South Dakota HDA Homeownership Mortgage Series 2009-A (Housing Revenue)§	0.26	05/01/2039	4,850,000
7,500,000	South Dakota HEFA Sioux Valley Hospital & Health Systems Project Series 2001-C (Hospital Revenue, U.S. Bank NA LOC)§	0.29	11/01/2019	7,500,000

				12,350,000

Tennessee: 0.72%

Variable Rate Demand Notes: 0.72%
2,150,000	Alcoa Maryville Blount County TN Industrial Development Board Series A (Miscellaneous Revenue, Branch Banking & Trust LOC)§	0.30	06/01/2036	2,150,000
4,805,000	Blount County TN Public Building Authority GO Series E-5-B (GO — Local, Branch Banking & Trust LOC)§	0.30	06/01/2042	4,805,000
2,900,000	Franklin County TN Health & Educational Facilities Board University of the South Project Series 1994 (Education Revenue)††§	0.33	01/01/2013	2,900,000

72 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$8,000,000	Huntingdon TN Industrial Development Board Behlen Manufacturing Company Project (IDR, LaSalle Bank NA LOC)§	0.44%	05/01/2020	$8,000,000
3,390,000	Memphis TN Health Educational & Housing Facilities Board PFOTER Corning Village Apartments (Housing Revenue, FHLMC Insured)††§	0.39	12/01/2047	3,390,000
1,445,000	Pulaski & Giles County TN Lomar Development Company Project (IDR, U.S. Bank NA LOC)§	0.36	01/01/2017	1,445,000
4,500,000	Springfield TN Industrial Development Board Kroger Company Series 2004 (IDR, U.S. Bank NA LOC)§	0.36	02/01/2012	4,500,000

				27,190,000

Texas: 12.51%

Other Municipal Debt: 0.04%
1,420,000	Texas State TAN (Tax Revenue)	2.00	08/31/2011	1,433,495

Variable Rate Demand Notes: 12.47%
6,680,000	Beaumont TX Independent School District Building GO Series 2008 (GO — Local, PSF Insured)††§	0.29	02/15/2033	6,680,000
6,335,000	Bexar County TX Housing Finance Corporation Vista Meadows Fredricksburg Place Apartments Project Series 2006 (Housing Revenue, FHLMC Insured)§	0.27	09/01/2036	6,335,000
500,000	Brazos River TX Harbor Naval District Brazoria County BASF Corporation Project Series 2001 (Miscellaneous Revenue)§	0.44	05/01/2036	500,000
4,900,000	Brazos River TX Harbor Naval District Brazoria County BASF Corporation Project Series 2001 (Miscellaneous Revenue)§	0.41	07/01/2022	4,900,000
10,000,000	Calhoun TX Port Authority Environmental Facilities Formosa Plastics Project (Miscellaneous Revenue, Bank of America NA LOC)§	0.41	11/01/2038	10,000,000
12,305,000	Collin County TX Housing Finance Corporation Huntington Apartments Project Series 1996 (Housing Revenue, Northern Trust Company LOC)††§	0.29	12/01/2015	12,305,000
2,250,000	Conroe TX Independent School District Unlimited Tax Building PUTTER Series 2487 (GO — Local, PSF Insured)††§	0.29	02/15/2014	2,250,000
5,000,000	Dallam County TX Industrial Development Corporation (Miscellaneous Revenue, Bank of the West LOC)§	0.29	08/01/2035	5,000,000
1,700,000	Dallam County TX Industrial Development Corporation Economic Development Revenue Dallhart Jersey Ranch Incorporated Series 2008 (Miscellaneous Revenue)§	0.49	08/01/2039	1,700,000
12,250,000	Dallam County TX Industrial Development Corporation Economic Development Revenue Hilmar Cheese Company Incorporated Project Series 2009 (Miscellaneous Revenue, Bank of the West LOC)§	0.29	07/01/2032	12,250,000
1,570,000	Dallas TX Waterworks & Sewer Systems Series 2845 (Water & Sewer Revenue, AMBAC Insured)††§	0.34	10/01/2015	1,570,000
2,970,000	Del Valle TX GO Independent School District Building PUTTER Series 1946 (GO — Local, PSF Insured)††§	0.32	08/15/2014	2,970,000
16,755,000	First Rio Grande Regional Water Authority Economic Development Corporation Rio Grande Valley Sugar (Miscellaneous Revenue, CoBank ACB LOC)§	0.29	03/01/2032	16,755,000
2,735,000	Fort Bend County TX GO PFOTER Series 1326 (GO — Local, FGIC Insured)††§	0.34	09/01/2012	2,735,000
400,000	Gregg County TX Health Facilities Development Corporation (Hospital Revenue, JPMorgan Chase Bank LOC, Radian Insured)§	0.31	10/01/2029	400,000
2,550,000	Harris County TX Industrial Development Corporation (Energy Revenue)§	0.30	03/01/2023	2,550,000
15,900,000	Harris County TX Industrial Development Corporation Solid Waste Disposal Deer Park Refining Project Series A (Energy Revenue)§	0.26	03/01/2023	15,900,000
6,000,000	Houston TX Higher Education Finance Corporation (Education Revenue)††§	0.29	05/15/2018	6,000,000
4,900,000	Houston TX Utilities Systems Authority Series 2010-B (Water & Sewer Revenue, Royal Bank of Canada LOC)††§	0.29	05/15/2034	4,900,000
6,530,000	Katy TX GO Independent School District Series 2000 (GO — Local, PSF Insured)§	0.30	08/15/2033	6,530,000
6,450,000	Lamar TX Independent School District Construction Refunding GO Series 2008 (GO — Local, PSF Insured)††§	0.29	02/15/2038	6,450,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 73
MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$3,270,000	Lovejoy TX Independent School District Building GO Deutsche Bank Spears Trust Series 2008 (GO — Local, PSF Insured)††§	0.29%	02/15/2038	$3,270,000
28,180,000	Lower Neches Valley TX IDR Subersies B-2 (Energy Revenue)§	0.24	12/01/2039	28,180,000
18,565,000	North Texas Throughway Authority Series DB-620 (Transportation Revenue, Assured Guaranty Insured)††§	0.29	01/01/2033	18,565,000
21,200,000	Port Arthur TX Naval District Environmental Facilities Motiva Enterprises Project Series A (Energy Revenue)§	0.28	11/01/2040	21,200,000
10,200,000	Port Arthur TX Naval District Environmental Facilities Motiva Enterprises Project Series B (Energy Revenue)§	0.28	12/01/2039	10,200,000
39,700,000	Port Arthur TX Naval District Environmental Facilities Motiva Enterprises Project Series B (Energy Revenue)§	0.28	12/01/2039	39,700,000
4,800,000	Port Arthur TX Naval District Environmental Facilities Motiva Enterprises Project Series B (Energy Revenue)§	0.28	04/01/2040	4,800,000
1,000,000	Port Arthur TX Naval District Environmental Facilities Motiva Enterprises Project Series C (Energy Revenue)§	0.30	04/01/2027	1,000,000
5,000,000	Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project (Energy Revenue)§	0.41	01/01/2030	5,000,000
43,600,000	Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series 2002-A (Energy Revenue)§	0.36	07/01/2029	43,600,000
25,500,000	Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series 2006 (Energy Revenue)§	0.41	01/01/2030	25,500,000
7,500,000	Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series 2007 (Energy Revenue)§	0.41	01/01/2032	7,500,000
16,000,000	Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series A (Energy Revenue)§	0.41	04/01/2028	16,000,000
1,700,000	Rockwall TX IDR Columbia Extrusion Corporation Project Series 1989 (IDR, Bank of America NA LOC)††§	0.32	07/01/2014	1,700,000
8,280,000	San Antonio TX Electric & Gas Deutsche Bank Spears Trust Series 2007 (Utilities Revenue)††§	0.29	02/01/2032	8,280,000
6,250,000	San Marcos TX Industrial Development Corporation Butler Manufacturing Company Project (IDR, Bank of America NA LOC)§	0.52	04/01/2015	6,250,000
3,795,000	Spring TX Independent School District Refunding GO Deutsche Bank Spears Trust Series 2008-A (GO — Local, PSF Insured)††§	0.29	08/15/2033	3,795,000
12,960,000	Tarant County TX Housing Finance Corporation PFOTER Evergreen at Keller Apartments Project (Housing Revenue, FHLMC Insured)††§	0.39	02/01/2049	12,960,000
71,130,000	Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue)††§	0.36	12/15/2026	71,130,000
13,421,052	Texas Municipal Gas Acquisition & Supply Corporation Series 2849 (Utilities Revenue)††§	0.36	12/15/2026	13,421,052

				470,731,052

Utah: 0.34%

Variable Rate Demand Notes: 0.34%
700,000	Juab County UT IDR Intermountain Farmers Association Project (IDR, CoBank ACB LOC)§	0.49	08/01/2012	700,000
2,400,000	Juab County UT IDR Intermountain Farmers Association Project (IDR, CoBank ACB LOC)§	0.49	10/01/2021	2,400,000
9,595,000	Riverton UT Hospital IHC Health Services Incorporated Series 2009 PUTTER (Hospital Revenue)††§	0.27	02/15/2035	9,595,000

				12,695,000

74 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Vermont: 0.45%
Variable Rate Demand Notes: 0.45%
$3,250,000	Vermont Educational & Health Buildings Financing Agency Various Norwich University Project (Education Revenue, TD Bank NA LOC)§	0.26%	09/01/2038	$3,250,000
1,125,000	Vermont Educational & Health Buildings North County Hospital Project A (Hospital Revenue, TD Bank NA LOC)§	0.27	10/01/2034	1,125,000
6,100,000	Vermont HFA SFHR Series 19B (Housing Revenue, FSA Insured)§	0.36	05/01/2033	6,100,000
6,400,000	Vermont HFA SFHR Series 20B (Housing Revenue, FSA Insured)§	0.36	11/01/2033	6,400,000

				16,875,000

Virginia: 0.64%

Variable Rate Demand Notes: 0.64%
800,000	Arlington County VA IDA Refunding MFHR Woodbury Park Apartments Project Series 2005-A (Housing Revenue, FHLMC Insured)§	0.28	03/01/2035	800,000
295,000	Chesterfield County VA Health Center Community Residential Care Facilities Lucy Corr Village Series 2008-B (Miscellaneous Revenue, Branch Banking & Trust LOC)§	0.30	12/01/2012	295,000
4,250,000	Fauquier County VA IDA Highland School Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)§	0.30	12/01/2033	4,250,000
2,680,000	Henrico County VA EDA Residential Care Facilities Westminster-Cantebury Richmond Series 2008 (Continuing Care Retirement Community, Branch Banking & Trust LOC)§	0.33	10/01/2037	2,680,000
9,250,000	Norfolk VA Economic Development Authority Hospital Facilities Sentra Healthcare Series C (Hospital Revenue)§	0.41	11/01/2034	9,250,000
2,745,000	Salem VA IDA MFHR Oak Park Apartments Project Series 2008 (Housing Revenue, FNMA Insured)§	0.30	08/15/2043	2,745,000
2,645,000	Virginia Commonwealth University Health System Authority Series B (Hospital Revenue, Branch Banking & Trust LOC)§	0.28	07/01/2037	2,645,000
1,420,000	Virginia Small Business Financing Authority (IDR, Branch Banking & Trust LOC)§	0.38	07/01/2024	1,420,000

				24,085,000

Washington: 1.83%

Variable Rate Demand Notes: 1.83%
1,675,000	King County WA Housing Authority Summerfield Apartments Project for YWCA of Seattle-King County Series 2005 (Housing Revenue, U.S. Bank NA LOC)§	0.37	09/01/2035	1,675,000
1,100,000	King County WA Sewer Series 3090 (Water & Sewer Revenue, FSA Insured)††§	0.29	01/01/2039	1,100,000
7,500,000	PFOTER P-Floats-PT-4685 (Water & Sewer Revenue)††§	0.36	01/01/2045	7,500,000
6,685,000	Seattle WA Water & Sewer Systems Eclipse Funding Trust Series 2006-0002 (Water & Sewer Revenue, U.S. Bank NA LOC)††§	0.29	09/01/2013	6,695,817
3,300,000	Washington Finance Authority Smith Brothers Farms Incorporated Series 2001 (Miscellaneous Revenue, Northwest Farm Credit LOC)§	0.49	09/01/2021	3,300,000
4,640,000	Washington GO Austin Trust Variable Certificate Series 2007-A (GO — State, FSA Insured)††§	0.36	07/01/2014	4,640,000
9,995,000	Washington GO PUTTER Series 2640 (GO — State)††§	0.29	01/01/2016	9,995,000
5,630,000	Washington GO Series 2005-C (GO — State)††§	0.32	06/01/2027	5,630,000
1,755,000	Washington Housing Finance Commission Gonzaga Preparatory School (Education Revenue, Bank of America NA LOC)§	0.50	09/01/2033	1,755,000
5,775,000	Washington Housing Finance Commission Nonprofit Tacoma Art Museum Project (Miscellaneous Revenue, Northern Trust Company LOC)§	0.30	06/01/2032	5,775,000
1,590,000	Washington Housing Finance Commission Whisperwood Apartments Project Series A (Housing Revenue, FNMA Insured)§	0.32	05/15/2035	1,590,000
3,400,000	Washington Housing Finance MFHR Heatherwood Community Apartments Project Series 2002-A (Housing Revenue)††§	0.31	06/01/2037	3,400,000
7,805,000	Washington Housing Finance MFHR Regency Park Apartments Project Series 1999-A (Housing Revenue, FHLMC Insured)§	0.31	06/01/2027	7,805,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 75
MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$1,200,000	Washington State Economic Development Finance Authority Mercer Island Partners LLC Project (IDR, U.S. Bank NA LOC)††§	0.31%	06/01/2027	$1,200,000
2,980,000	Yakima County WA Public Corporation Macro Plastics Incorporated Project Series 1996 (IDR, Bank of the West LOC)§	0.50	12/01/2026	2,980,000
1,700,000	Yakima County WA Public Corporation Revenue Valley Processing Project Bank of America (IDR, Bank of America NA LOC)§	0.56	02/01/2015	1,700,000
2,500,000	Yakima County WA Solid Waste Disposal George Deruyter & Son Project Series 2006 (Miscellaneous Revenue, Northwest Farm Credit LOC)§	0.49	08/01/2026	2,500,000

				69,240,817

West Virginia: 0.43%

Variable Rate Demand Notes: 0.43%
4,500,000	Kanawha County WV IDR Kroger Company Series 2004-A (IDR, U.S. Bank NA LOC)§	0.36	02/01/2012	4,500,000
6,850,000	Kanawha County WV IDR Kroger Company Series 2004-B (IDR, U.S. Bank NA LOC)§	0.36	04/01/2013	6,850,000
3,100,000	Marmet WV Commercial Development Kroger Company Series 2004 (IDR, U.S. Bank NA LOC)§	0.36	11/01/2012	3,100,000
1,160,000	West Virginia EDA IDR Coastal Lumber Products Project Series A (IDR, Branch Banking & Trust LOC)††§	0.48	09/01/2015	1,160,000
700,000	West Virginia EDA IDR Coastal Lumber Products Project Series B (IDR, Branch Banking & Trust LOC)††§	0.48	09/01/2015	700,000

				16,310,000

Wisconsin: 2.04%

Other Municipal Debt: 0.32%
6,000,000	Wisconsin State HEFA (Hospital Revenue, PNC Bank NA LOC)	0.42	09/01/2011	6,000,000
6,000,000	Wisconsin State HEFA (Hospital Revenue, State Street Bank & Trust Company LOC)	0.42	09/01/2011	6,000,000

				12,000,000

Variable Rate Demand Notes: 1.72%
26,000,000	Appleton WI Recovery Zone Facilities Foremost Farms USA (Miscellaneous Revenue, CoBank ACB LOC)§	0.29	05/01/2037	26,000,000
3,610,000	Belgium WI IDR Trimen Industries Incorporated Project Series 2006 (IDR, U.S. Bank NA LOC)§	0.42	02/01/2026	3,610,000
740,000	Hull WI IDR Welcome Dairy Incorporated Project Series 2010-A (IDR, Associated Bank NA LOC)§	0.36	01/01/2027	740,000
3,435,000	Hull WI IDR Welcome Dairy Incorporated Project Series 2010-B (IDR, Associated Bank NA LOC)§	0.32	01/01/2027	3,435,000
1,435,000	Manitowoc WI CDA (Housing Revenue, Bank First National LOC)§	0.58	11/01/2020	1,435,000
2,090,000	Newton WI IDR Stecker Machine Company Incorporated Project Series 2001 (IDR, FHLB LOC)§	0.38	09/01/2021	2,090,000
1,615,000	Sheboygan WI IDR Alaark Manufacturing Corporation Project Series 2000 (IDR, U.S. Bank NA LOC)§	0.38	12/01/2021	1,615,000
1,340,000	Sheboygan WI IDR Vortex Liquid Color Project (IDR, Bank First National LOC)§	0.34	11/01/2020	1,340,000
2,100,000	Two Rivers WI Riverside Foods Incorporated Project (IDR, Bank First National LOC)††§	0.35	12/01/2022	2,100,000
2,325,000	Wisconsin HEFA St. Camillus Health Center Project Series 2005 (Health Revenue, U.S. Bank NA LOC)§	0.29	02/01/2035	2,325,000
3,090,000	Wisconsin Housing & EDFA Series 2879 (Housing Revenue, GO of Authority Insured)††§	0.42	03/01/2015	3,090,000
3,420,000	Wisconsin Housing & EDFA Zero Zone Incorporated Project Series 1999 (IDR, U.S. Bank NA LOC)§	0.56	08/01/2019	3,420,000
10,310,000	Wisconsin Public Power PUTTER Series 1232 (Utilities Revenue, BHAC-CR AMBAC Insured)††§	0.37	07/01/2013	10,310,000
3,450,000	Wisconsin State HEFA Aurora Health Care Series A (Hospital Revenue, Bank of Montreal LOC)§	0.28	04/01/2028	3,450,000

				64,960,000

76 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
MUNICIPAL MONEY MARKET FUND

Principal	Security Name		Interest Rate	Maturity Date	Value
Wyoming: 0.53%

Variable Rate Demand Note: 0.53%
$20,000,000	Wyoming Student Loan Corporation (Education Revenue, Royal Bank of Canada LOC)§		0.29%	12/01/2043	$20,000,000

Total Municipal Bonds and Notes (Cost $3,768,307,915)					3,768,307,915

Total Investments in Securities (Cost $3,768,307,915)*		99.81%			3,768,307,915
Other Assets and Liabilities, Net		0.19			7,330,263

Total Net Assets		100.00%			$3,775,638,178

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

§	These securities are subject to a demand feature which reduces the effective maturity.

(q)	Credit enhancement is provided by an affiliate.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 77
NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Municipal Bonds and Notes: 99.93%

Alabama: 2.69%

Variable Rate Demand Notes: 2.69%
$10,000,000	Homewood Alabama Educational Building Authority (Education Revenue, Branch Banking & Trust LOC)§	0.29%	12/01/2043	$10,000,000
20,000,000	Lower Alabama Gas District Supply Revenue Series A (Utilities Revenue)§	0.38	11/01/2027	20,000,000
12,000,000	Mobile AL Industrial Development Board Alabama Power Company Project Series C (Utilities Revenue)§	0.29	08/01/2017	12,000,000
6,300,000	Mobile AL Infirmary Health System Special Care Facilities Series A (Hospital Revenue)§	0.27	02/01/2040	6,300,000
22,500,000	Mobile County AL IDA Series B (Energy Revenue, Svenska HandelsBanken LOC)§	0.29	07/01/2040	22,500,000
60,000,000	Southeast Alabama Gas District Alabama Supply Project Series 2007-A (Utilities Revenue)§	0.30	08/01/2027	60,000,000

				130,800,000

Alaska: 0.50%

Variable Rate Demand Notes: 0.50%
8,490,000	Alaska State Housing Finance Corporation PUTTER Series DB-507 (Housing Revenue, FGIC GO of Corporation Insured)§††	0.29	12/01/2034	8,490,000
15,705,000	Alaska State Housing Finance Corporation PUTTER Series DB-532 (Housing Revenue, NATL-RE GO of Corporation Insured)§††	0.29	12/01/2041	15,705,000

				24,195,000

Arizona: 0.94%

Variable Rate Demand Notes: 0.94%
10,500,000	Maricopa County AZ IDA Series A (Housing Revenue, FNMA Insured)§	0.27	04/15/2030	10,500,000
35,055,000	Mesa AZ Utility System PUTTER (Utilities Revenue, State Street Bank LOC)§††	0.29	07/01/2024	35,055,000

				45,555,000

California: 6.41%

Variable Rate Demand Notes: 6.41%
22,175,000	ABAG Finance Authority for Nonprofit Corporation California Marin Country Day School (Education Revenue, U.S. Bank NA LOC)§	0.29	07/01/2037	22,175,000
1,680,000	ABAG Finance Authority for Nonprofit Corporation California St. Anthony Foundation (Miscellaneous Revenue, Bank of America Corporation LOC)§	0.30	03/01/2037	1,680,000
13,000,000	Bay Area CA Toll Authority (Transportation Revenue, Union Bank NA LOC)§	0.23	04/01/2047	13,000,000
4,435,000	California Coast Community College Capital Appreciation Election 2002 PUTTER DB-621 (GO — Local, FSA Insured)§††	0.29	08/01/2028	4,435,000
20,000,000	California Educational Facilities Authority (Education Revenue, Bank of America Corporation LOC, NATL-RE Insured)§	0.35	10/01/2043	20,000,000
325,000	California Finance Authority Kehillah Jewish High School Series 2009 (Education Revenue, California Bank & Trust LOC)§	0.27	08/01/2039	325,000
3,145,000	California Infrastructure & Economic Development Bank ROC RR II R-11527 (Transportation Revenue, AMBAC Insured)§††	0.27	07/01/2030	3,145,000
9,695,000	California PCFA Hilmar Cheese Company Project Series 20 (Miscellaneous Revenue, Bank of the West LOC)§	0.29	11/01/2034	9,695,000
2,980,000	California State DWR Power Supply Revenue Series C13 (Water & Sewer Revenue)§	0.30	05/01/2022	2,980,000
16,365,000	California State Economic Recovery (GO — State, BNP Paribas LOC)§	0.25	07/01/2023	16,365,000
16,875,000	California State Kindergarten Series B-2 (GO — Local, CitiBank NA LOC)§	0.24	05/01/2034	16,875,000
5,425,000	California State Series A2 (GO — State, Bank of Montreal LOC)§	0.25	05/01/2033	5,425,000
14,570,000	California State Series DCL 048 (GO — State, Dexia Credit Local LOC, FSA Insured)§††	0.34	08/01/2032	14,570,000
4,100,000	California Statewide CDA Rady Children’s Hospital Series A (Hospital Revenue, U.S. Bank NA LOC)§	0.25	08/15/2047	4,100,000

78 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$460,000	California Statewide CDA Sweep Loan Program Series A (Hospital Revenue, CitiBank NA LOC)§	0.27%	08/01/2035	$460,000
370,000	California Statewide CDA University Retirement Community Project (Health Revenue, Bank of America Corporation LOC)§	0.28	11/15/2038	370,000
25,000,000	California Statewide CDA Gas Supply (Utilities Revenue)§	0.28	10/01/2040	25,000,000
26,625,000	California Transportation Financing Authority (Miscellaneous Revenue, AGM Insured)§	0.34	10/01/2027	26,625,000
17,615,000	Campton CA USD 2002 Election Series D PUTTER DB-362 (GO — Local, AMBAC Insured)§††	0.31	06/01/2022	17,615,000
11,400,000	El Dorado CA Irrigation District & El Dorado Water Agency Series A (Water & Sewer Revenue)§	0.29	03/01/2036	11,400,000
9,105,000	Golden State Tobacco Securitization Corporation California Tobacco Settlement ROC RR II R-11442 (Tobacco Revenue, AGC-ICC Insured)§††	0.33	06/01/2035	9,105,000
6,085,000	Hesperia CA USD COP Interim School Facility Funding Program (GO — Local, AGM Insured)§	0.50	02/01/2038	6,085,000
5,775,000	Irvine CA Improvement Board Act 1915 Assessment District #04-21-B (Tax Revenue, KBC Bank NV LOC)§	0.30	09/02/2030	5,775,000
4,710,000	Kings County CA Housing Authority Edgewater Apartments Series A (Housing Revenue, FNMA Insured)§	0.27	02/15/2031	4,710,000
13,530,000	Menlo Park CA CDA Las Pulgas Community Development (Tax Revenue, State Street Bank & Trust Company LOC)§	0.29	01/01/2031	13,530,000
1,100,000	Metropolitan Water District Southern California Waterworks Series C2 (Water & Sewer Revenue)§	0.25	07/01/2036	1,100,000
8,100,000	Orange County CA Apartment Development Villas La Paz Series F Project (Housing Revenue, FNMA Insured)§	0.33	08/15/2028	8,100,000
18,540,000	Rancho Santiago CA Community College District Capital Appreciation Election 2002 Series C PUTTER DB-363 (GO — Local, FSA Insured)§††	0.31	09/01/2030	18,540,000
4,120,000	San Diego County CA Regional Transportation Community Limited Tax Series C (Tax Revenue)§	0.30	04/01/2038	4,120,000
1,880,000	Sweetwater CA Union High School District ROC RR II 11484 (GO — Local, FSA Insured)§††	0.31	02/01/2013	1,880,000
3,600,000	University of California (Education Revenue, FSA Insured)§††	0.30	05/15/2032	3,600,000
18,070,000	Victorville CA Joint Powers Finance Authority Project A (Utilities Revenue, BNP Paribas LOC)§	1.75	05/01/2040	18,070,000

				310,855,000

Colorado: 2.31%

Variable Rate Demand Notes: 2.31%
2,765,000	Aurora CO Centretech Metropolitan District (GO — Local, U.S. Bank NA LOC)§	0.31	12/01/2017	2,765,000
2,995,000	Aurora CO Centretech Metropolitan District (GO — Local, U.S. Bank NA LOC)§	0.31	12/01/2028	2,995,000
13,700,000	Broomfield CO Urban Renewal Authority Event Center Project (Tax Revenue, BNP Paribas LOC)§	0.29	12/01/2030	13,700,000
5,800,000	Colorado Health Facilities Authority Crossroads Maranatha Projects (Health Revenue, U.S. Bank NA LOC)§	0.26	12/01/2043	5,800,000
1,245,000	Colorado Health Facilities Authority Exempla Incorporated Project Series 2002-B (Hospital Revenue, U.S. Bank NA LOC)§	0.32	01/01/2033	1,245,000
26,375,000	Colorado Springs Utility Improvement Bond Series A (Utilities Revenue)§	0.32	11/01/2038	26,375,000
5,000,000	Commerce City CO Northern Infrastructure General Improvement District (GO — Local, U.S. Bank NA LOC)§	0.31	12/01/2028	5,000,000
8,625,000	Commerce City CO Northern Infrastructure General Improvement District (GO — Local, U.S. Bank NA LOC)§	0.31	12/01/2038	8,625,000
6,090,000	Cornerstone CO Metropolitan District #2 (Tax Revenue, Bank of America Corporation LOC)§	0.32	12/01/2046	6,090,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 79
NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$6,850,000	Denver CO City & County Cottonwood Creek Series A (Housing Revenue, FHLMC Insured)§††	0.28%	04/15/2014	$6,850,000
11,250,000	Moffat County CO Tri State General Association Project (Utilities Revenue, Bank of America Corporation LOC)§	0.29	03/01/2036	11,250,000
6,520,000	Mountain Village CO Housing Authority Facilities Remarketing Project (Housing Revenue, U.S. Bank NA LOC)§	0.31	11/01/2040	6,520,000
11,010,000	South Glenn CO Metropolitan District (Tax Revenue, BNP Paribas LOC)§	0.31	12/01/2030	11,010,000
4,030,000	Southeast CO Public Improvement Metropolitan District (GO — Local, U.S. Bank NA LOC)§	0.31	11/15/2034	4,030,000

				112,255,000

Connecticut: 0.43%

Variable Rate Demand Notes: 0.43%
17,410,000	Connecticut State Housing Financing Authority (Housing Revenue, GO of Authority Insured)§	0.26	11/15/2035	17,410,000
3,600,000	Connecticut State Series A1 (GO — State)§	0.35	03/01/2023	3,600,000

				21,010,000

Delaware: 0.18%

Variable Rate Demand Notes: 0.18%
4,000,000	Delaware State Economic Development Authority YMCA Delaware Projects (Miscellaneous Revenue, PNC Bank NA LOC)§	0.29	05/01/2036	4,000,000
4,945,000	Delaware State Health Facilities Authority Series B (Hospital Revenue, PNC Bank NA LOC)§	0.26	07/01/2039	4,945,000

				8,945,000

District of Columbia: 0.21%

Other Municipal Debt: 0.21%
10,000,000	District of Columbia TRAN (GO — Local)	2.00	09/30/2011	10,106,536

Florida: 3.72%

Other Municipal Debt: 0.39%
19,000,000	Orlando FL Utilities Commission Series D (Utilities Revenue)	2.50	05/01/2011	19,093,602

Variable Rate Demand Notes: 3.33%
7,265,000	Broward County FL Educational Facilities Authority (Education Revenue, Bank of America Corporation LOC)§	0.28	04/01/2020	7,265,000
11,500,000	Capital Transfer Agency Florida Portofino Villas Series A (Housing Revenue, FNMA Insured)§	0.27	04/15/2036	11,500,000
4,000,000	Duval County FL HFA Sunbeam Road Apartments Project (Housing Revenue, U.S. Bank NA LOC)§	0.29	07/01/2025	4,000,000
9,985,000	Eclipse Funding Trust 2006-0002-Solar Eclipse (Tax Revenue, U.S. Bank NA LOC)§††	0.28	03/01/2014	9,985,000
7,100,000	Florida HFA (Housing Revenue, FHLMC Insured)§	0.28	12/01/2013	7,100,000
410,000	Fort Lauderdale FL Ann Storck Center Incorporated Project (Health Revenue, Wells Fargo Bank NA LOC)§††(q)	0.44	12/01/2014	410,000
3,865,000	Highlands County FL Health Facilities Authority (Hospital Revenue, PNC Bank NA LOC)§	0.26	11/15/2012	3,865,000
595,000	Hillsborough County FL School Board COP Series C (Lease Revenue, Wells Fargo Bank NA LOC, NATL-RE Insured)§(q)	0.27	07/01/2030	595,000
10,000,000	Jea FL Electrical System Revenue (Utilities Revenue, Bank of Montreal LOC)§	0.26	10/01/2035	10,000,000
20,035,000	Lee Memorial Health Services Florida Project Series 3088 (Hospital Revenue)§††	0.29	04/01/2037	20,035,000
10,105,000	Miami Dade County FL Expressway Authority Series 1339 (Transportation Revenue, AGC-ICC FGIC Insured)§††	0.39	07/01/2012	10,105,000

80 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$4,495,000	Miami-Dade County FL Special Obligation Capital Asset Acquisition Series A PUTTER DBE-538 (Tax Revenue, AMBAC Insured)§††	0.29%	04/01/2027	$4,495,000
1,335,000	Orange County FL Central Florida YMCA Project Series A (Miscellaneous Revenue, Bank of America Corporation LOC)§	0.37	05/01/2027	1,335,000
2,620,000	Orange County FL IDA Jewish Federation of Greater Orlando Project (Miscellaneous Revenue, Bank of America Corporation LOC)§	0.54	01/01/2028	2,620,000
2,000,000	Orange County FL School Board COP Series E (Lease Revenue, Wells Fargo Bank NA LOC)§(q)	0.27	08/01/2022	2,000,000
4,035,000	Palm Beach County FL Childrens Home Project (Miscellaneous Revenue, Bank of America Corporation LOC)§	0.35	05/01/2038	4,035,000
6,465,000	Palm Beach County FL Jupiter Medical Center Incorporated Series B (Hospital Revenue, TD Bank NA LOC)§	0.28	08/01/2020	6,465,000
1,465,000	Palm Beach County FL Norton Gallery Incorporated (Miscellaneous Revenue, Northern Trust Company LOC)§	0.32	05/01/2025	1,465,000
7,520,000	Palm Beach County FL School Board Series 2089 (Lease Revenue, FSA Insured)§††	0.34	08/01/2026	7,520,000
7,845,000	Palm Beach County FL School Board Series 2925Z (Lease Revenue, FSA Insured)§††	0.34	08/01/2011	7,845,000
2,500,000	Palm Beach County FL Zoological Society Incorporated Project (Miscellaneous Revenue, Northern Trust Company LOC)§	0.29	05/01/2031	2,500,000
4,290,000	Sarasota County FL Planned Parenthood Incorporated Project (Miscellaneous Revenue, Harris NA LOC)§	0.32	10/01/2041	4,290,000
1,230,000	Sarasota County FL Sarasota Military Academy (Education Revenue, Wells Fargo Bank NA LOC)§(q)	0.39	02/01/2034	1,230,000
4,600,000	South Florida Water Management District ROC RR II R-12313 (Water & Sewer Revenue, AGM-CR AMBAC Insured)§††	0.29	04/01/2015	4,600,000
19,725,000	Tampa Bay FL Water Utility System (Water & Sewer Revenue, FGIC Insured)§††	0.43	10/01/2023	19,725,000
6,315,000	West Palm Beach FL City Hall Project PUTTER Series DB-547 (Tax Revenue, NATL-RE Insured)§††	0.29	10/01/2026	6,315,000

				161,300,000

Georgia: 3.24%

Variable Rate Demand Notes: 3.24%
12,650,000	Atlanta GA Airport Passenger Facility Charge (Airport Revenue, FSA Insured)§††	0.31	01/01/2013	12,650,000
3,580,000	Atlanta GA Development Authority Perkins Will Incorporated Project (Miscellaneous Revenue, Harris NA LOC)§	0.29	11/01/2030	3,580,000
2,500,000	Atlanta GA Metropolitan Rapid Transit Authority Third Indenture Series B PUTTER (Tax Revenue, AGM Insured)§††	0.34	01/01/2016	2,500,000
5,465,000	Atlanta GA Westside Project Series B (Tax Revenue, Wells Fargo Bank NA LOC)§(q)	0.29	12/01/2023	5,465,000
3,195,000	Cobb County GA Housing Authority Tamarron Apartments Project (Housing Revenue, FHLMC Insured)§	0.34	03/01/2024	3,195,000
7,240,000	Fulton County GA Development Authority Shepherd Center (Hospital Revenue, FHLB LOC)§	0.27	09/01/2035	7,240,000
1,850,000	Fulton County GA Development Authority St. George Village Project (Health Revenue, Bank of America Corporation LOC)§	0.35	04/01/2034	1,850,000
12,500,000	Fulton County GA Development Authority The Lovett School Project Series 2008 (Education Revenue, FHLB Insured)§	0.27	04/01/2033	12,500,000
12,145,000	Fulton County GA Series 1474 (Water & Sewer Revenue, AGC-ICC FGIC Insured)§††	0.34	07/01/2012	12,145,000
5,000,000	Gwinnett County GA Development Authority Goodwill North GA Incorporated Project (Miscellaneous Revenue, Branch Banking & Trust LOC)§	0.30	10/01/2033	5,000,000
9,835,000	Gwinnett County GA Hospital Authority Series A (Hospital Revenue, FHLB LOC)§	0.27	07/01/2036	9,835,000
2,875,000	Gwinnett County GA School District PUTTER Series 2007-1011 (Housing Revenue, GO of Authority Insured)§††	0.36	07/01/2041	2,875,000
5,700,000	Macon-Bibb County GA Hospital Authority Anticipation Note Medical Center Series B (Hospital Revenue, Branch Banking & Trust LOC)§	0.29	07/01/2028	5,700,000
36,700,000	Main Street Natural Gas Incorporated Gas Project Series A (Utilities Revenue)§	0.29	08/01/2040	36,700,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 81
NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$8,630,000	Private Colleges and Universities Authority of Georgia Mercer University Project Series 2003 (Education Revenue, Branch Banking & Trust LOC)§	0.29%	10/01/2032	$8,630,000
5,500,000	Private Colleges and Universities Authority of Georgia Mercer University Project Series 2006-A (Education Revenue, Branch Banking & Trust LOC)§	0.29	10/01/2036	5,500,000
9,285,000	Rosell GA Housing Authority (Housing Revenue, FHLMC Insured)§	0.34	01/01/2034	9,285,000
12,709,000	State of Georgia Series H-1 (GO — State)§	0.37	12/01/2026	12,709,000

				157,359,000

Hawaii: 0.11%

Variable Rate Demand Note: 0.11%
5,200,000	Hawaii Housing Finance & Development Corporation Lokahi Kau Series 2008 (Housing Revenue, FHLMC Insured)§	0.27	12/01/2041	5,200,000

Idaho: 0.19%

Variable Rate Demand Note: 0.19%
9,400,000	Coeur d’ Alene ID (Miscellaneous Revenue, Bank of America Corporation LOC)§	0.35	08/15/2022	9,400,000

Illinois: 10.80%

Other Municipal Debt: 0.21%
10,000,000	Illinois Finance Authority (Education Revenue)	0.29	02/02/2011	10,000,000

Variable Rate Demand Notes: 10.59%
4,225,000	Aurora IL Economic Development (Education Revenue, Harris Trust & Savings Bank LOC)§	0.29	03/01/2035	4,225,000
10,000,000	Austin Trust Series 2008-1098 (Hospital Revenue, Assured Guaranty Insured)§††	0.39	08/15/2047	10,000,000
16,120,000	Chicago IL Board of Education Series 3010 (GO — Local, AMBAC Insured)§††	0.43	12/01/2030	16,120,000
8,000,000	Chicago IL Neighborhoods Alive (GO — Local, Bank of America Corporation LOC)§	0.29	01/01/2037	8,000,000
3,130,000	Chicago IL O’Hare International Airport Series A PUTTER DB-502 (Airport Revenue, FSA Insured)§††	0.29	01/01/2033	3,130,000
4,515,000	Chicago IL O’Hare International Airport Third Lien PUTTER DBE-534 (Airport Revenue, AMBAC Insured)§††	0.29	01/01/2022	4,515,000
12,000,000	Chicago IL Series F (GO — Local)§	0.50	01/01/2042	12,000,000
3,180,000	Chicago IL Water Revenue Subseries 04-3 (Water & Sewer Revenue, State Street Bank & Trust Company LOC)§	0.29	11/01/2031	3,180,000
49,500,000	Cook County IL (GO — Local, FSA-CR AMBAC Insured)§††	0.29	11/15/2011	49,500,000
1,590,000	DeWitt Ford & Livingston Counties IL Community College District PUTTER DB-555 (GO — Local, FSA Insured)§††	0.29	12/01/2021	1,590,000
9,900,000	Eagle Tax Exempt Trust (Tax Revenue, FSA GO of Authority Insured)§††	0.32	06/01/2025	9,900,000
29,860,000	Eclipse Funding Trust (Water & Sewer Revenue, U.S. Bank NA LOC)§††	0.28	05/01/2014	29,860,000
11,285,000	Eclipse Funding Trust (Water & Sewer Revenue, U.S. Bank NA LOC)§	0.29	01/01/2030	11,285,000
2,585,000	Illinois Development Finance Authority (Miscellaneous Revenue, Bank of America Corporation LOC)§	0.35	01/01/2029	2,585,000
4,045,000	Illinois Development Finance Authority Aurora Cent Catholic High School (Education Revenue, JPMorgan Chase Bank LOC)§	0.32	04/01/2024	4,045,000
5,480,000	Illinois Development Finance Authority Chicago Academy of Sciences (Miscellaneous Revenue, JPMorgan Chase Bank LOC)§	0.32	01/01/2033	5,480,000
4,500,000	Illinois Development Finance Authority Cook Communications Project (Miscellaneous Revenue, Bank of America Corporation LOC)§	0.57	03/01/2017	4,500,000
1,000,000	Illinois Development Finance Authority Lake Forest Academy (Education Revenue, Northern Trust Company LOC)§	0.32	12/01/2024	1,000,000
4,600,000	Illinois Development Finance Authority Loyala Academy Project (Education Revenue, JPMorgan Chase Bank LOC)§	0.32	10/01/2031	4,600,000
22,435,000	Illinois Development Finance Authority McCormick Theological Project B (Education Revenue, Northern Trust Company LOC)§	0.32	06/01/2035	22,435,000

82 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$9,000,000	Illinois Development Finance Authority Presbyterian Homes Project (Health Revenue, Northern Trust Company LOC)§	0.32%	04/01/2035	$9,000,000
10,000,000	Illinois Development Finance Authority St. Ignatius College (Education Revenue, Northern Trust Company LOC)§	0.32	06/01/2024	10,000,000
23,700,000	Illinois Development Finance Authority YMCA Metropolitan Chicago Project (Miscellaneous Revenue, Harris Trust & Savings Bank LOC)§	0.30	06/01/2029	23,700,000
5,000,000	Illinois Educational Facilities Authority Chicago Zoological Society Series B (Miscellaneous Revenue)§	0.32	12/15/2025	5,000,000
270,000	Illinois Educational Facilities Authority Newberry Library Project (Miscellaneous Revenue, Northern Trust Company LOC)§	0.30	03/01/2028	270,000
23,385,000	Illinois Finance Authority Bradley University Series A (Education Revenue, PNC Bank NA LOC)§	0.26	04/01/2033	23,385,000
4,760,000	Illinois Finance Authority British Home Retired Men (Health Revenue, LaSalle Bank NA LOC)§	0.47	11/01/2027	4,760,000
2,195,000	Illinois Finance Authority Children’s Museum Remarket (Miscellaneous Revenue, Northern Trust Company LOC)§	0.32	07/01/2034	2,195,000
8,600,000	Illinois Finance Authority Elmhurst Memorial Healthcare Series D (Hospital Revenue, Northern Trust Company LOC)§	0.27	01/01/2048	8,600,000
12,750,000	Illinois Finance Authority Lake Forest Country Day School Project (Education Revenue, Northern Trust Company LOC)§	0.32	07/01/2035	12,750,000
11,500,000	Illinois Finance Authority Loyola Academy (Education Revenue, JPMorgan Chase Bank LOC)§	0.32	10/01/2037	11,500,000
8,305,000	Illinois Finance Authority Pollution Control (Utilities Revenue, JPMorgan Chase Bank LOC)§	0.32	05/01/2021	8,305,000
22,605,000	Illinois Finance Authority Presbyterian Homes (Health Revenue, Northern Trust Company LOC)§	0.32	09/01/2024	22,605,000
19,900,000	Illinois Finance Authority Presbyterian Homes Project (Health Revenue, AGM Insured)§	0.32	09/01/2031	19,900,000
10,100,000	Illinois Finance Authority Richard H. Driehaus Museum (Miscellaneous Revenue, Northern Trust Company LOC)§	0.32	02/01/2035	10,100,000
9,085,000	Illinois Finance Authority Southern Illinois Healthcare (Hospital Revenue, Bank of Nova Scotia LOC)§	0.30	03/01/2038	9,085,000
43,570,000	Illinois Finance Authority Spertus Institute (Education Revenue, Northern Trust Company LOC)§	0.32	09/01/2035	43,570,000
13,000,000	Illinois Finance Authority St. Ignatius College (Education Revenue, JPMorgan Chase Bank LOC)§	0.32	12/01/2036	13,000,000
5,820,000	Illinois Finance Authority The Catherine Cook School Project (Education Revenue, Northern Trust Company LOC)§	0.32	01/01/2037	5,820,000
3,655,000	Illinois Finance Authority Xavier University (Education Revenue, Bank of America Corporation LOC)§	0.33	10/01/2033	3,655,000
15,000,000	Illinois Metropolitan Pier & Exposition Authority Series 3219 (Tax Revenue)§††	0.29	06/15/2050	15,000,000
9,805,000	Illinois State Xavier University Project Series A (Education Revenue, LaSalle Bank NA LOC)§	0.35	10/01/2032	9,805,000
2,530,000	Lake Villa IL Allendale Association Project (Health Revenue, LaSalle Bank NA LOC)§	0.32	10/01/2026	2,530,000
27,900,000	Metropolitan & Exposition Authority Series 3220 (Tax Revenue)§††	0.29	06/15/2050	27,900,000
3,330,000	Saint Clair County IL Mckendree College Project (Education Revenue, Bank of America Corporation LOC)§	0.57	06/01/2034	3,330,000
400,000	Schaumburg IL GO ROC-RR-II-R-11698 (GO — Local, BHAC-CR FGIC Insured)§††	0.29	12/01/2032	400,000

				514,115,000

Indiana: 2.06%

Variable Rate Demand Notes: 2.06%
2,870,000	Boone County IN Hospital Association PUTTER DBE-549 (GO — Local, FGIC Insured)§††	0.29	07/10/2021	2,870,000
9,000,000	Indiana Finance Authority Community Health Network Project 8 (Hospital Revenue, PNC Bank NA LOC)§	0.26	07/01/2039	9,000,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 83
NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$5,340,000	Indiana Finance Authority Northshore Health Center Project (Health Revenue, Harris NA LOC)§	0.30%	07/01/2038	$5,340,000
16,500,000	Indiana Finance Authority Parkview Health System B (Hospital Revenue, National City Bank LOC)§	0.26	11/01/2039	16,500,000
16,510,000	Indiana Health & Educational Facilities Finance Authority Clarian Health Obligated Group Series 2005-D (Hospital Revenue, Branch Banking & Trust LOC)§	0.28	02/15/2030	16,510,000
100,000	Indiana Health & Educational Facilities Financing Authority Clarian Health Series C (Hospital Revenue, Branch Banking & Trust LOC)§	0.29	02/15/2030	100,000
3,220,000	Indiana State Development Finance Authority Sycamore School Project (Education Revenue)§	0.29	08/01/2024	3,220,000
11,905,000	Indianapolis IN Canal Square Apartments (Housing Revenue, FHLMC Insured)§	0.29	04/01/2033	11,905,000
8,490,000	Indianapolis IN Industrial Multifamily Housing Washington Pointe Project A (Housing Revenue, Fleet National Bank LOC)§	0.28	04/15/2039	8,490,000
24,825,000	Indianapolis Local Public Improvement Bond Bank ROC- RR- 11 R 1179 (Water & Sewer Revenue, Assured Guaranty Insured)§††	0.31	01/01/2017	24,825,000
1,400,000	Marion IN Economic Development Wesleyan University Project (Education Revenue, Bank of America Corporation LOC)§	0.35	06/01/2036	1,400,000

				100,160,000

Iowa: 0.83%

Variable Rate Demand Notes: 0.83%
2,960,000	Iowa Finance Authority Cedarwood Hills Project Series A (Housing Revenue)§	0.27	05/01/2031	2,960,000
17,000,000	Iowa Finance Authority Student Housing Des Moines LLC Project A (Housing Revenue, CitiBank NA LOC)§	0.30	06/01/2039	17,000,000
8,370,000	Iowa Higher Education Loan Authority Private College Dubuque Project (Education Revenue, Northern Trust Company LOC)§	0.30	05/01/2029	8,370,000
3,695,000	Iowa Higher Education Loan Authority Private College Project (Education Revenue, JPMorgan Chase Bank LOC)§	0.31	10/01/2038	3,695,000
8,415,000	Iowa Higher Education Loan Authority RB University of Dubuque (Education Revenue, Northern Trust Company LOC)§	0.30	04/01/2035	8,415,000

				40,440,000

Kansas: 0.37%

Variable Rate Demand Note: 0.37%
18,000,000	Kansas State Department of Transportation Series D (Tax Revenue)§	0.33	03/01/2012	18,000,000

Kentucky: 3.16%

Other Municipal Debt: 2.06%
10,500,000	Kentucky Rural Water Finance Corporation Public Project Series C-1 (Water & Sewer Revenue)	1.50	12/01/2011	10,573,700
89,000,000	Louisville & Jefferson County KY Metropolitan Sewer District Sewer & Drain Systems Series A (Water & Sewer Revenue)	1.25	05/26/2011	89,171,231

				99,744,931

Variable Rate Demand Notes: 1.10%
7,635,000	Fort Mitchell KY League of Cities Funding Trust Program Series A (Lease Revenue, U.S. Bank NA LOC)§	0.29	10/01/2032	7,635,000
5,000,000	Kentucky EDFA (Hospital Revenue, JPMorgan Chase Bank LOC)§	0.28	05/01/2033	5,000,000
22,500,000	Kentucky EDFA Madonna Manor Project PUTTER Series P-Floats-MT-636 (Hospital Revenue)§††	0.36	12/01/2039	22,500,000
9,425,000	Louisville & Jefferson County KY Metropolitan Government Waterford Place Apartments Project (Housing Revenue, FHLMC Insured)§	0.34	01/01/2034	9,425,000

84 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$4,770,000	Williamstown KY League of Cities Funding Trust Lease Series 2008-A (Lease Revenue, U.S. Bank NA LOC)§	0.29%	07/01/2038	$4,770,000
4,100,000	Williamstown KY League of Cities Funding Trust Series B (Lease Revenue, U.S. Bank NA LOC)§	0.29	12/01/2038	4,100,000

				53,430,000

Louisiana: 2.04%

Variable Rate Demand Notes: 2.04%
27,600,000	East Baton Rouge Parish LA IDR Series B (IDR)§	0.22	12/01/2040	27,600,000
860,000	Jefferson LA Sales Tax District PUTTER Series DBE-577 (Tax Revenue, AMBAC Insured)§††	0.29	12/01/2020	860,000
8,955,000	Louisiana HFA Woodward (Housing Revenue, FHLMC Insured)§	0.29	09/01/2033	8,955,000
1,100,000	Louisiana Public Facilities Authority Port LLC Project Series 2008 (Miscellaneous Revenue, Bank of America Corporation LOC)§	0.34	10/01/2028	1,100,000
16,165,000	Louisiana State Series A (GO — State, BNP Paribas LOC)§	0.26	07/15/2026	16,165,000
20,300,000	Parish of St. James LA Series A-1 (Energy Revenue)§	0.33	11/01/2040	20,300,000
11,000,000	Parish of St. James LA Series B-1 (Energy Revenue)§	0.30	11/01/2040	11,000,000
13,000,000	St. Charles Parish LA Gulf Opportunity Zone Valero Energy Corporation (IDR, Mizuho Corporate Bank LOC)§	0.29	12/01/2040	13,000,000

				98,980,000

Maine: 0.12%

Variable Rate Demand Note: 0.12%
6,000,000	Maine Finance Authority Foxcroft Academy (Education Revenue, TD Bank NA LOC)§	0.27	06/01/2038	6,000,000

Maryland: 0.93%

Other Municipal Debt: 0.33%
10,000,000	Montgomery County MD (GO — Local)	0.25	02/07/2011	10,000,000
6,000,000	Montgomery County MD Series 2009-B (GO — Local)	0.26	02/07/2011	6,000,000

				16,000,000

Variable Rate Demand Notes: 0.60%
6,665,000	Maryland Health & Higher Educational Facilities Authority Johns Hopkins University Project Series 1003 (Education Revenue)§††	0.36	07/01/2033	6,665,000
8,000,000	Maryland Health & Higher Educational Facilities Authority University of Maryland Medicine System Series D (Hospital Revenue, TD Bank NA LOC)§	0.26	07/01/2041	8,000,000
7,500,000	Maryland State HEFA University of Maryland Medical System Series E (Hospital Revenue, Bank of Montreal LOC)§	0.28	07/01/2041	7,500,000
2,565,000	Montgomery County MD Economic Development (Health Revenue, Wells Fargo Bank NA LOC)§(q)	0.39	03/01/2032	2,565,000
4,500,000	Montgomery County MD Housing Opportunities Series 2002-C (Housing Revenue, FNMA LOC)§	0.29	11/01/2032	4,500,000

				29,230,000

Massachusetts: 2.72%

Variable Rate Demand Notes: 2.72%
11,755,000	Massachusetts Department of Transportation Metro Highway Systems Contract Assistance Series A-5 (GO — State)§	0.23	01/01/2039	11,755,000
12,270,000	Massachusetts Development Finance Agency Cushing Academy Issue (Education Revenue, TD Bank NA LOC)§	0.27	03/01/2034	12,270,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 85
NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$4,060,000	Massachusetts State College Building Authority Series B PUTTER (Education Revenue)§††	0.29%	05/01/2039	$4,060,000
8,200,000	Massachusetts State Department of Transportation Metro Highway System Contract Assistance Series A-1 (GO — State, GO of Commonwealth Insured)§	0.24	01/01/2029	8,200,000
6,600,000	Massachusetts State Development Finance Agency Buckingham Brown & Nichols (Education Revenue, JPMorgan Chase Bank LOC)§	0.30	06/01/2036	6,600,000
10,345,000	Massachusetts State Development Finance Agency Shady Hill School (Education Revenue, TD Bank NA LOC)§	0.29	06/01/2038	10,345,000
47,235,000	Massachusetts State Health and Educational Facilities Authority (Education Revenue, Bank of America Corporation LOC)§	0.28	07/01/2037	47,235,000
11,950,000	Massachusetts State HEFA Series N-1 (Education Revenue)§	0.25	08/15/2040	11,950,000
3,305,000	Massachusetts State Series A PUTTER (GO — State, NATL-RE FGIC Insured)§††	0.40	05/01/2037	3,305,000
16,170,000	Massachusetts Water Resources Authority Series DCL- 003 (Water & Sewer Revenue, Dexia Credit Local LOC, FSA Insured)§††	0.34	08/01/2037	16,170,000

				131,890,000

Michigan: 1.72%

Other Municipal Debt: 0.78%
5,000,000	Michigan Finance Authority Short Aid Notes Series D-1 (Miscellaneous Revenue)	2.00	08/19/2011	5,032,449
7,000,000	Michigan Finance Authority Short Aid Notes Series D-2 (Miscellaneous Revenue, JPMorgan Chase Bank LOC)	2.00	08/22/2011	7,061,800
7,000,000	Michigan Finance Authority Short Aid Notes Series D-3 (Miscellaneous Revenue, Scotia Bank LOC)	2.00	08/22/2011	7,061,800
13,400,000	Michigan State Hospital Finance Authority (Hospital Revenue)	0.23	02/09/2011	13,400,000
5,000,000	Michigan State Series A (GO — State)	2.00	09/30/2011	5,051,705

				37,607,754

Variable Rate Demand Notes: 0.94%
21,020,000	Detroit MI (Water & Sewer Revenue, FSA Insured)§††	0.31	04/01/2011	21,020,000
8,000,000	Deutsche Bank Spears/Lifers Trust Series DBE-711 (Hospital Revenue)§††	0.29	10/14/2030	8,000,000
2,000,000	Green Lake Township MI Economic Development Corporation (Education Revenue, Harris NA LOC)§	0.27	06/01/2034	2,000,000
4,000,000	Michigan State Hospital Finance Authority Ascension Health SR (Hospital Revenue)§	0.38	11/15/2049	4,000,000
4,200,000	Michigan State Hospital Finance Authority Ascension Health SR (Hospital Revenue)§	0.38	11/15/2049	4,200,000
6,500,000	Michigan State Hospital Finance Authority Holland Community Hospital Series B (Hospital Revenue, Bank One NA LOC)§	0.29	01/01/2034	6,500,000

				45,720,000

Minnesota: 5.28%

Other Municipal Debt: 0.91%
2,000,000	Minnesota State Trunk Highway Series B (GO — State)	4.00	08/01/2011	2,036,784
9,000,000	Rochester MN Health Care Series 00-A (Hospital Revenue)	0.27	02/07/2011	9,000,000
20,000,000	Rochester MN Health Care Series 01-C (Hospital Revenue, State Street Bank & Trust Company LOC)	0.25	03/03/2011	20,000,000
13,200,000	Rochester MN Health Care Series 92-C (Hospital Revenue)	0.29	02/04/2011	13,200,000

				44,236,784

Variable Rate Demand Notes: 4.37%
8,035,000	Andover MN Senior Housing Presbyterian Homes Incorporated Project (Health Revenue, FNMA Insured)§	0.27	11/15/2033	8,035,000
2,950,000	Bloomington MN Bristol Village (Housing Revenue, FNMA Insured)§	0.33	11/15/2032	2,950,000
3,675,000	Bloomington MN Presbyterian Homes (Housing Revenue, FHLMC Insured)§	0.27	07/01/2038	3,675,000

86 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$500,000	Brooklyn Center MN Brookdale Corporation II Project (Miscellaneous Revenue, U.S. Bank NA LOC)§	0.30%	12/01/2014	$500,000
4,145,000	Burnsville MN Berkshire Project Series A (Housing Revenue, FNMA Insured)§	0.27	07/15/2030	4,145,000
8,350,000	Burnsville MN Southwind Apartments Project (Housing Revenue, FHLMC Insured)§	0.27	01/01/2035	8,350,000
3,250,000	Crystal MN MFHR Crystal Apartments Project (Housing Revenue, FHLMC Insured)§	0.27	05/01/2027	3,250,000
3,475,000	Dakota County MN CDA Catholic Finance Corporation (Education Revenue, U.S. Bank NA LOC)§	0.39	01/01/2012	3,475,000
3,685,000	Dakota County MN RDA (Housing Revenue, FHLMC Insured)§††	0.32	06/01/2029	3,685,000
990,000	Eden Prairie MN Eden Glen Apartments Project (Housing Revenue, FNMA Insured)§	0.27	02/15/2031	990,000
2,680,000	Edina MN Edina Park Plaza (Housing Revenue, FHLMC Insured)§	0.27	12/01/2029	2,680,000
4,100,000	Forest Lake MN Kilkenny Court Apartments Project (Housing Revenue, FNMA Insured)§	0.29	08/15/2038	4,100,000
10,520,000	Inver Grove Heights MN Inver Grove Incorporated Project (Housing Revenue, FNMA Insured)§	0.27	05/15/2035	10,520,000
1,620,000	Maple Grove MN MFHR Basswood Trails Project (Housing Revenue, FHLMC Insured)§	0.27	03/01/2029	1,620,000
115,000	Maplewood MN Educational Facilities Mounds Park Academy Project (Education Revenue, U.S. Bank NA LOC)§	0.28	10/01/2023	115,000
205,000	Maplewood MN Educational Facilities Mounds Park Academy Project (Education Revenue, U.S. Bank NA LOC)§	0.28	10/01/2031	205,000
350,000	Minneapolis & St. Paul MN Housing & RDA Allina Health Systems Series B-1 (Hospital Revenue, JPMorgan Chase Bank LOC)§	0.26	11/15/2035	350,000
35,125,000	Minneapolis & St. Paul MN Housing & RDA Childrens Health Care Series B (Hospital Revenue, AGM Insured)§	0.27	08/15/2025	35,125,000
500,000	Minneapolis & St. Paul MN Housing & RDA Health Care Facilities Series A (Hospital Revenue, AGM Insured)§	0.31	08/15/2034	500,000
6,935,000	Minneapolis & St. Paul MN Metro Airports Commission Series A PUTTER DB-489 (Airport Revenue, AMBAC Insured)§††	0.29	01/01/2030	6,935,000
500,000	Minneapolis MN Housing Development Symphony Place Project (Housing Revenue, FHLMC Insured)§	0.29	12/01/2014	500,000
965,000	Minneapolis MN MacPhail Center for Music Project (Miscellaneous Revenue, U.S. Bank NA LOC)§	0.30	08/01/2036	965,000
1,566,000	Minneapolis MN Minnehaha Academy Project (Education Revenue, U.S. Bank NA LOC)§	0.30	05/01/2026	1,566,000
955,000	Minnesota State Concordia University Series P1 (Education Revenue, U.S. Bank NA LOC)§	0.26	04/01/2027	955,000
4,895,000	Minnesota State University of St. Thomas Series 4O (Education Revenue, U.S. Bank NA LOC)§	0.29	10/01/2021	4,895,000
2,950,000	Minnesota State University of St. Thomas Series 6H (Education Revenue, U.S. Bank NA LOC)§	0.29	10/01/2032	2,950,000
5,435,000	Minnetonka MN Housing Facilities Beacon Hill (Housing Revenue, FNMA Insured)§	0.27	05/15/2034	5,435,000
2,665,000	Minnetonka MN Minnetonka Hills Apartments (Housing Revenue, FNMA Insured)§	0.27	11/15/2031	2,665,000
9,390,000	Oak Park Heights MN Boutwells Landing Project (Housing Revenue, FHLMC Insured)§	0.27	11/01/2035	9,390,000
5,150,000	Pine City MN State Agency (Housing Revenue, FNMA Insured)§	0.27	04/15/2036	5,150,000
2,865,000	Plymouth MN Lancaster Village Apartments Project (Housing Revenue, FNMA Insured)§	0.27	09/15/2031	2,865,000
10,750,000	Rochester MN Health Care Facilities Mayo Foundation (Hospital Revenue)§	0.26	08/15/2032	10,750,000
1,130,000	Spring Lake Park MN Senior Housing Oak Crest Apartments Project (Housing Revenue, FNMA Insured)§	0.27	02/15/2033	1,130,000
2,550,000	St. Anthony MN Autumn Woods Housing Project (Housing Revenue, FNMA Insured)§	0.27	05/15/2032	2,550,000
7,710,000	St. Cloud MN Cenracare Health Series A (Hospital Revenue, U.S. Bank NA LOC)§	0.25	05/01/2042	7,710,000
16,500,000	St. Cloud MN Health Central Care Series C (Hospital Revenue, Assured Guaranty Insured)§	0.26	05/01/2042	16,500,000
11,300,000	St. Louis Park MN Knollwood Place (Housing Revenue, FHLMC Insured)§	0.27	10/01/2035	11,300,000
1,045,000	St. Louis Park MN MFHR Parkshore Project (Housing Revenue, FHLMC Insured)§	0.27	08/01/2034	1,045,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 87
NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$400,000	St. Paul MN Housing & RDA Science Museum of Minnesota Series A, (U.S. Bank NA LOC)§	0.28%	05/01/2027	$400,000
2,655,000	St. Paul MN Port Authority District Cooling Series 13-FF (Utilities Revenue, Deutsche Bank AG LOC)§	0.25	03/01/2029	2,655,000
315,000	St. Paul MN Port Authority District Heating Series 14-S (Utilities Revenue, Deutsche Bank AG LOC)§	0.25	12/01/2028	315,000
625,000	St. Paul MN Port Authority District Heating Series 7-Q (Utilities Revenue, Deutsche Bank AG LOC)§	0.25	12/01/2028	625,000
1,000,000	St. Paul MN Port Authority District Series 11Dd (Utilities Revenue, Deutsche Bank AG LOC)§	0.25	03/01/2029	1,000,000
1,100,000	St. Paul MN Port Authority District Series 9BB (Utilities Revenue, Deutsche Bank AG LOC)§	0.25	03/01/2029	1,100,000
5,680,000	St. Paul MN Port Authority MFHR (Housing Revenue, FHLMC Insured)§	0.27	02/01/2034	5,680,000
6,400,000	St. Paul MN Port Authority Tax Increment Westgate Office & Industrial Center Project (Tax Revenue, U.S. Bank NA LOC)§	0.26	02/01/2015	6,400,000
4,220,000	University of Minnesota Series A (Education Revenue, GO of University Insured)§	0.28	08/15/2031	4,220,000
120,000	University of Minnesota Series C (Education Revenue, GO of University Insured)§	0.30	12/01/2036	120,000

				212,041,000

Mississippi: 1.98%

Variable Rate Demand Notes: 1.98%
4,500,000	Jackson County MS Pollution Control Revenue Chevron USA Incorporated Project (Energy Revenue)§	0.25	12/01/2016	4,500,000
10,500,000	Jackson County MS Port Facility Revenue Chevron USA Incorporated Project (Miscellaneous Revenue)§	0.25	06/01/2023	10,500,000
17,100,000	Mississippi Business Finance Corporation Chevron USA Incorporated Project Series (Energy Revenue)§	0.25	12/01/2030	17,100,000
21,000,000	Mississippi Business Finance Corporation Chevron USA Incorporated Project Series B (Energy Revenue)§	0.25	12/01/2030	21,000,000
1,000,000	Mississippi Business Finance Corporation Chevron USA Incorporated Project Series C (Energy Revenue)§	0.22	12/01/2030	1,000,000
36,900,000	Mississippi Business Finance Corporation Chevron USA Incorporated Project Series E (Energy Revenue)§	0.25	12/01/2030	36,900,000
5,100,000	Mississippi Business Finance Corporation Gulf Opportunity Zone Project LLC (Energy Revenue, FHLB LOC)§	0.27	08/01/2035	5,100,000

				96,100,000

Missouri: 2.49%

Other Municipal Debt: 0.22%
11,000,000	St. Louis County MO Special Obligation TRAN (Miscellaneous Revenue)	0.45	08/01/2011	11,004,173

Variable Rate Demand Notes: 2.27%
12,080,000	Eclipse Funding Trust (Utilities Revenue, U.S. Bank NA LOC)§	0.29	01/01/2032	12,080,000
5,110,000	Independence MO IDA The Mansions Project (Housing Revenue, FHLMC Insured)§	0.29	08/01/2035	5,110,000
5,800,000	Jackson County MO IDA Kansas City Hospice (Continuing Care Retirement Community, Bank of America Corporation LOC)§	0.26	01/01/2030	5,800,000
9,175,000	Kansas City MO IDA Multi Family Housing PUTTER Series DBE-712 (Housing Revenue)§††	0.27	06/01/2012	9,175,000
250,000	Kansas City MO IDA Revenue Ewing Marion Kauffman Foundation (Miscellaneous Revenue)§	0.30	04/01/2027	250,000
1,905,000	Kansas City MO IDA Revenue Ewing Marion Kauffman Foundation Series A (Miscellaneous Revenue)§	0.30	04/01/2027	1,905,000
2,000,000	Kansas City MO Special Obligation (Miscellaneous Revenue, Dexia Credit Local LOC)§	0.29	04/15/2025	2,000,000
4,000,000	Missouri HEFA Washington University Project Series B (Education Revenue)§	0.24	02/15/2033	4,000,000
7,545,000	Missouri State Development Finance Board Association of Municipal Utilities (Utilities Revenue, U.S. Bank NA LOC)§	0.30	06/01/2033	7,545,000

88 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$13,000,000	Missouri State Development Finance Board Ewing Marion Kauffman Project Series A (Miscellaneous Revenue)§	0.30%	06/01/2037	$13,000,000
5,250,000	Missouri State HEFA Ranken Technical College (Education Revenue, Northern Trust Company LOC)§	0.30	11/15/2031	5,250,000
330,000	Missouri State HEFA Southwest Baptist University Project (Education Revenue, Bank of America Corporation LOC)§	0.31	10/01/2033	330,000
17,815,000	Missouri State Highway & Transportation Commission Multi Modal Third Lien B2 (Tax Revenue, State Street Bank & Trust Company LOC)§	0.26	05/01/2015	17,815,000
1,765,000	St. Louis County MO IDA Heatherbrook Gardens (Housing Revenue, U.S. Bank NA LOC)§	0.48	03/01/2022	1,765,000
18,000,000	St. Louis County MO IDA Pelican Cove Project (Housing Revenue, FNMA Insured)§	0.29	03/15/2034	18,000,000
985,000	St. Louis County MO IDA Whitfield School Incorporated Series B (Education Revenue, U.S. Bank NA LOC)§	0.40	06/15/2024	985,000
5,000,000	St. Louis IDA Various St. Lukes Plaza Apartments (Housing Revenue, Bank of America Corporation LOC, FHLMC Insured)§	0.29	08/01/2017	5,000,000

				110,010,000

Nebraska: 0.51%

Variable Rate Demand Notes: 0.51%
19,855,000	Central Plains NE Nebraska Gas Project #2 Series 2009 (Utilities Revenue)§	0.29	08/01/2039	19,855,000
5,100,000	Nuckolls County NE Agrex Incorporated Project (IDR, JPMorgan Chase & Company LOC)§	0.30	02/01/2015	5,100,000

				24,955,000

Nevada: 1.45%

Other Municipal Debt: 0.21%
10,000,000	Clark County NV Airport Series E-1 (Airport Revenue)	2.50	06/01/2011	10,061,005

Variable Rate Demand Notes: 1.24%
5,600,000	Clark County NV Passenger Facility Las Vegas (Airport Revenue, Union Bank NA LOC)§	0.27	07/01/2022	5,600,000
1,705,000	Las Vegas NV Economic Development Andre Agassi Foundation Project (Education Revenue, Bank of America Corporation LOC)§††	0.26	10/01/2035	1,705,000
11,855,000	Reno NV Capital Improvement Series A (Tax Revenue, Bank of America Corporation LOC)§	0.27	06/01/2032	11,855,000
41,110,000	Reno NV Sales Tax Revenue Various Refunding Senior Lien-Reno Transportation Rail Access Corridor Project (Tax Revenue, Bank of New York LOC)§	0.27	06/01/2042	41,110,000

				60,270,000

New Hampshire: 0.83%

Variable Rate Demand Notes: 0.83%
19,585,000	New Hampshire HEFA Dartmouth Hitchcock Obligation Series A (Hospital Revenue, AGM Insured)§	0.34	08/01/2031	19,585,000
12,555,000	New Hampshire HEFA Frisbie Memorial Hospital (Hospital Revenue, TD Bank NA LOC)§	0.29	10/01/2036	12,555,000
8,000,000	New Hampshire HEFA Tilton School (Education Revenue, Sovereign Bank LOC)§	0.51	02/01/2036	8,000,000

				40,140,000

New Jersey: 3.54%

Other Municipal Debt: 0.22%
10,500,000	North Brunswick NJ BAN (GO — Local)	1.25	08/11/2011	10,549,256

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 89
NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes: 3.32%
$3,000,000	Camden County NJ Improvement Authority Health Care Redevelopment The Cooper Health Systems Project Series 2004-B (Hospital Revenue, TD Bank NA LOC)§	0.26%	08/01/2032	$3,000,000
10,680,000	New Jersey Economic Development Authority Arbor Glen of Bridgewater Project Series 2004 (Health Revenue, Sovereign Bank LOC)§	0.58	05/15/2033	10,680,000
14,150,000	New Jersey Economic Development Authority Gas Facility (Utilities Revenue, Bank of Tokyo-Mitsubishi UFJ LOC)§	0.25	10/01/2022	14,150,000
2,300,000	New Jersey Economic Development Authority Lawreceville School Project (Education Revenue)§	0.26	07/01/2031	2,300,000
9,110,000	New Jersey Economic Development Authority Subseries R-1 (Miscellaneous Revenue, Bank of Nova Scotia LOC)§	0.24	09/01/2031	9,110,000
2,400,000	New Jersey Educational Development Authority Lawrenceville School Project Series B (Education Revenue)§	0.26	07/01/2026	2,400,000
6,795,000	New Jersey Higher Education Assistance Foundation Series 1A PUTTER MT-638 (Education Revenue)§††	0.35	12/01/2024	6,795,000
10,000,000	New Jersey State Tax & Revenue Anticipation Notes PUTTER Series 3808 (Tax Revenue)§††	0.27	06/23/2011	10,000,000
41,200,000	New Jersey State Tax & Revenue Anticipation Notes PUTTER Series 3811 (Tax Revenue)§††	0.27	06/23/2011	41,200,000
2,550,000	New Jersey State Transportation Series 146 (Miscellaneous Revenue, FSA Insured)§††	0.30	06/15/2011	2,550,000
10,820,000	New Jersey State Transportation Trust Fund Authority (Miscellaneous Revenue, NATL-RE Insured)§††	0.42	12/15/2016	10,820,000
43,000,000	New Jersey State Transportation Trust Fund Authority PUTTER 2009-70 (Miscellaneous Revenue)§††	0.29	12/15/2023	43,000,000
1,800,000	New Jersey State Transportation Trust Fund Authority PUTTER DB-297 (Miscellaneous Revenue, NATL-RE FGIC Insured)§††	0.31	12/15/2031	1,800,000
3,500,000	Newark NJ Housing Authority Port Marine Newark Redevelopment Project PUTTER Series DBE-511 (Port Authority Revenue, NATL-RE Insured)§††	0.29	01/01/2032	3,500,000

				161,305,000

New Mexico: 0.92%

Other Municipal Debt: 0.12%
6,000,000	New Mexico State TRAN (Tax Revenue)	2.50	06/30/2011	6,053,666

Variable Rate Demand Notes: 0.80%
23,595,000	New Mexico Educational Assistance Foundation Series 2 A-2 PUTTER (Education Revenue, Guaranteed Student Loans Insured)§††	0.35	12/01/2038	23,595,000
5,000,000	New Mexico Finance Authority State Subseries A1 (Tax Revenue, State Street Bank & Trust Company LOC)§	0.24	06/15/2024	5,000,000
10,180,000	Rosewell MN Roswell LLC Project Series A (Housing Revenue, Sovereign Bank LOC)§	0.70	07/01/2036	10,180,000

				38,775,000

New York: 5.54%

Other Municipal Debt: 0.59%
3,000,000	Middletown NY BAN (GO — Local)	1.50	04/08/2011	3,003,492
19,000,000	Oyster Bay NY BAN (GO — Local)	1.25	08/12/2011	19,094,645
6,500,000	Tarrytowns NY Unified School District BAN (GO — Local, State Aid Withholding Insured)	1.50	08/12/2011	6,538,808

				28,636,945

Variable Rate Demand Notes: 4.95%
2,470,000	City of New York NY Sub Series B (GO — Local, TD Bank NA LOC)§	0.25	09/01/2027	2,470,000
11,150,000	Metropolitan NY Transportation Authority (Transportation Revenue, AMBAC Insured)§††	0.42	11/15/2023	11,150,000

90 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$8,785,000	Nassau Health Care Corporation, Series B-2 (Hospital Revenue, TD Bank NA LOC)§	0.26%	08/01/2029	$8,785,000
29,725,000	New York City Municipal Water Finance Authority (Water & Sewer Revenue)§	0.26	06/15/2023	29,725,000
30,000,000	New York City Municipal Water Finance Various Subordinated Series B3 (Water & Sewer Revenue)§	0.28	06/15/2025	30,000,000
44,500,000	New York City Municipal Water Finance Various Subordinated Series F1B-RMKT-06/25/09 (Water & Sewer Revenue)§	0.26	06/15/2035	44,500,000
14,800,000	New York City Transitional Finance Authority Building Aid Class A (Miscellaneous Revenue, FSA-CR FGIC State Aid Withholding Insured)§††	0.30	01/15/2037	14,800,000
18,335,000	New York Convention Center Development Corporation New York Hotel Unit Fee Secured Series 3095 (Tax Revenue, BHAC-CR AMBAC Insured)§††	0.29	11/15/2044	18,335,000
9,040,000	New York Metropolitan Transportation Authority ROC RR 11 R-11645 (Transportation Revenue, FSA Insured)§††	0.31	11/15/2025	9,040,000
9,085,000	New York NY City Housing Development Corporation (Housing Revenue)§	0.48	05/01/2046	9,085,000
5,000,000	New York NY City Housing Development Corporation Series M (Housing Revenue)§	0.48	11/01/2013	5,000,000
4,170,000	New York NY City Transitional Finance Authority NYC Recovery Series 1 Sub 1C (Tax Revenue)§	0.27	11/01/2022	4,170,000
15,050,000	New York NY Municipal Water & Sewer Finance Authority Fiscal Year 2009 Series 3484 (Water & Sewer Revenue)§††	0.27	06/15/2033	15,050,000
1,000,000	New York NY Series H (GO — Local, AGM Insured)§	0.28	08/01/2014	1,000,000
9,400,000	New York NY Series J4 (GO — Local)§	0.28	08/01/2025	9,400,000
11,400,000	New York NY Series L5 (GO — Local)§	0.31	04/01/2035	11,400,000
7,900,000	New York NY Subseries A-10 (GO — Local, JPMorgan Chase Bank LOC)§	0.26	08/01/2016	7,900,000
8,285,000	Triborough Bridge & Tunnel Authority Series A (Transportation Revenue, GO of Authority Insured)§	0.32	11/01/2035	8,285,000

				240,095,000

North Carolina: 1.17%

Variable Rate Demand Notes: 1.17%
23,000,000	Durham County NC COP (Miscellaneous Revenue, FHLB LOC)§	0.27	06/01/2034	23,000,000
5,610,000	North Carolina Capital Facilities Finance Agency (Education Revenue, Branch Banking & Trust LOC)§	0.26	03/01/2031	5,610,000
5,920,000	North Carolina Capital Facilities Finance Agency Campbell University (Education Revenue, Branch Banking & Trust LOC)§	0.30	10/01/2034	5,920,000
4,665,000	North Carolina Education Care Community Health Care Facilities University Health Systems of Eastern Carolina Series 2008-B-1 (Hospital Revenue, Branch Banking & Trust LOC)§	0.28	12/01/2036	4,665,000
4,045,000	North Carolina Educational Facilities Finance Agency Charlotte Day School (Education Revenue, Bank of America Corporation LOC)§	0.36	08/01/2020	4,045,000
4,680,000	North Carolina Medical Care Commission Wayne Memorial Hospital (Hospital Revenue, Branch Banking & Trust LOC)§	0.27	10/01/2036	4,680,000
3,500,000	Piedmont Triad NC Airport Authority Series A (Airport Revenue, Branch Banking & Trust LOC)§	0.36	07/01/2032	3,500,000
5,200,000	Wake County NC Series B (GO — Local)§	0.32	03/01/2024	5,200,000

				56,620,000

North Dakota: 0.90%

Other Municipal Debt: 0.83%
30,000,000	Mercer County ND Pollution Control Authority (Utilities Revenue)	0.32	02/15/2011	30,000,000
10,000,000	North Dakota Rural Water Finance Corporation Public Project Construction Notes A-4 (Water & Sewer Revenue)	1.50	09/01/2011	10,046,089
				40,046,089

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 91
NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Note: 0.07%
$3,500,000	Richland County ND Recovery Zone (Miscellaneous Revenue, CoBank ACB LOC)§	0.30%	11/01/2028	$3,500,000

Ohio: 2.93%

Variable Rate Demand Notes: 2.93%
8,150,000	Cleveland OH Airport System Series D (Airport Revenue, KBC Bank NV LOC)§	0.32	01/01/2024	8,150,000
6,000,000	Cuyahoga County OH Housing Corporation Series A (Housing Revenue, PNC Bank NA LOC)§	0.26	08/01/2042	6,000,000
9,750,000	Franklin County OH Presbyterian Series A (Health Revenue, PNC Bank NA LOC)§	0.26	07/01/2036	9,750,000
8,245,000	Franklin County OH US Health Corporation Series A (Hospital Revenue, U.S. Bank NA LOC)§	0.26	12/01/2021	8,245,000
12,400,000	Hamilton County OH Parking System (Miscellaneous Revenue, JPMorgan Chase & Company LOC)§	0.29	12/01/2026	12,400,000
705,000	Independence OH Economic Development Series 2001 (Miscellaneous Revenue, U.S. Bank NA LOC)§	0.31	12/01/2016	705,000
34,235,000	Lancaster OH Port Authority Gas Series 2008 (Utilities Revenue)§	0.29	05/01/2038	34,235,000
21,000,000	Ohio HFA Series C (Housing Revenue)§	0.30	03/01/2038	21,000,000
13,550,000	Ohio State Higher Education Facilities Ohio Dominican University Project (Education Revenue, JPMorgan Chase Bank LOC)§	0.29	12/01/2037	13,550,000
9,600,000	Portage County OH Robinson Memorial Hospital (Hospital Revenue, JPMorgan Chase Bank LOC)§	0.30	09/01/2033	9,600,000
2,810,000	Warren County OH Cincinnati Electricity Corporation Project (IDR, Scotia Bank LOC)§	0.46	09/01/2015	2,810,308
15,530,000	Warren County OH Health Care Facilities Otterbein Homes Series B (Health Revenue, U.S. Bank NA LOC)§	0.27	07/01/2023	15,530,000
				141,975,308

Oklahoma: 0.59%

Variable Rate Demand Notes: 0.59%
10,090,000	Oklahoma State Municipal Power Authority Series 1880 (Utilities Revenue, AGC-ICC FGIC Insured)§††	0.39	01/01/2015	10,090,000
18,505,000	Oklahoma State Student Loan Authority PUTTER MT-658 (Education Revenue, Guaranteed Student Loans Insured)§††	0.39	09/01/2037	18,505,000

				28,595,000

Oregon: 0.08%

Variable Rate Demand Note: 0.08%
3,935,000	Multnomah County OR Hospital Facilities Authority Oregon Baptist Retirement (Health Revenue, U.S. Bank NA LOC)§	0.26	11/01/2034	3,935,000

Other: 0.52%

Variable Rate Demand Note: 0.52%
25,000,000	PFOTER Class C PPT 1001 (Housing Revenue)§††	0.32	03/01/2040	25,000,000

Pennsylvania: 2.53%

Variable Rate Demand Notes: 2.53%
9,500,000	Allegheny County PA Hospital Development Authority University of Pittsburgh Education Center Project Series 2007-B-2 (Hospital Revenue, Royal Bank of Canada LOC)§††	0.29	04/15/2039	9,500,000
4,500,000	Allegheny County PA Hospital Development Authority University of Pittsburgh Education Center Series C (Hospital Revenue, PNC Bank NA LOC)§	0.22	05/15/2038	4,500,000
2,360,000	Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center PUTTER MT-636 (Hospital Revenue)§††	0.36	02/01/2031	2,360,000
3,750,000	Allegheny County PA IDA (Education Revenue, PNC Bank NA LOC)§	0.29	08/01/2040	3,750,000
10,000,000	Beaver County PA IDA Electric Company Project Series A (Utilities Revenue, Bank of Nova Scotia LOC)§	0.29	11/01/2020	10,000,000

92 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$10,000,000	Beaver County PA IDA Met Edison Company Project Series A (Utilities Revenue, Bank of Nova Scotia LOC)§	0.29%	07/15/2021	$10,000,000
9,000,000	Berks County PA Municipal Authority Reading Hospital & Education Center Project Series 2008A-1 (Hospital Revenue, Royal Bank of Canada LOC)§††	0.29	11/01/2011	9,000,000
100,000	Geisinger Authority PA Health System (Hospital Revenue)§	0.26	08/01/2022	100,000
6,500,000	Montgomery County PA IDR Series 3238 (Hospital Revenue, FHA Insured)§††	0.32	08/01/2030	6,500,000
9,900,000	Pennsylvania Housing Finance 4653 (Housing Revenue)§††	0.36	10/01/2039	9,900,000
12,080,000	Philadelphia PA 7th Series 1998 General Ordinance PUTTER DB-247 (Utilities Revenue, AMBAC Insured)§††	0.32	10/01/2025	12,080,000
8,265,000	Philadelphia PA Authority for Industrial Development Chestnut Hill College Series B (Education Revenue, Wells Fargo Bank NA LOC)§(q)	0.39	10/01/2036	8,265,000
6,400,000	Philadelphia PA School District GO Series F (GO — Local, Barclays Bank plc LOC, State Aid Withholding Insured)§	0.26	09/01/2030	6,400,000
10,465,000	Philadelphia PA School District Series A PUTTER 4202 (GO — Local, FGIC State Aid Withholding Insured)§††	0.43	06/01/2034	10,465,000
20,200,000	Southeastern PA Transportation Authority (Tax Revenue, PNC Bank NA LOC)§	0.24	03/01/2022	20,200,000

				123,020,000

Puerto Rico: 2.09%

Variable Rate Demand Notes: 2.09%
7,395,000	Puerto Rico Commonwealth Highway & Transportation Authority Series A (Tax Revenue, Scotia Bank LOC)§	0.28	07/01/2028	7,395,000
25,000,000	Puerto Rico Electric Revenue P-Float Series 4147 (Utilities Revenue, FSA FGIC Insured)§††	0.42	07/01/2033	25,000,000
3,100,000	Puerto Rico Sales Tax Financing Corporation Series 11829 (Tax Revenue, AGM Insured)§††	0.31	02/01/2034	3,100,000
66,100,000	Puerto Rico Sales Tax Financing Corporation Series 3036 (Tax Revenue)§††	0.34	08/01/2057	66,100,000

				101,595,000

South Carolina: 0.85%

Variable Rate Demand Notes: 0.85%
9,325,000	South Carolina Educational Facilities Authority For Private Nonprofit Institutions (Education Revenue, Bank of America Corporation LOC)§	0.35	06/01/2025	9,325,000
2,620,000	South Carolina Jobs Economic Development Authority Columbia Jewish Community Center (Miscellaneous Revenue, Wells Fargo Bank NA LOC)§(q)	0.39	12/01/2024	2,620,000
8,300,000	South Carolina Jobs Economic Development Authority Economic Development Revenue Heartland Hall Episcopal (Education Revenue, Wells Fargo Bank NA LOC)§(q)	0.29	08/01/2029	8,300,000
6,000,000	South Carolina Jobs Economic Development Authority Goodwill Industrials Incorporated Project (Miscellaneous Revenue, Wells Fargo Bank NA LOC)§(q)	0.39	10/01/2032	6,000,000
5,800,000	South Carolina Jobs Economic Development Authority Greenville Baptist Project (Health Revenue, Wells Fargo Bank NA LOC)§††(q)	0.29	10/01/2019	5,800,000
4,500,000	South Carolina Jobs Economic Development Authority Institutional Business & Home Project (Miscellaneous Revenue, Branch Banking & Trust LOC)§	0.30	11/01/2034	4,500,000
4,540,000	South Carolina Jobs Economic Development Authority State University Housing LLC Series A (Housing Revenue, Bank of America Corporation LOC)§	0.35	03/01/2027	4,540,000

				41,085,000

South Dakota: 0.55%

Variable Rate Demand Notes: 0.55%
7,500,000	South Dakota HEFA Sioux Valley Hospital & Health Systems Project Series 2001-C (Hospital Revenue, U.S. Bank NA LOC)§	0.29	11/01/2019	7,500,000
6,495,000	South Dakota Housing Development Authority (Housing Revenue, FNMA Insured)§	0.29	02/15/2031	6,495,000
8,000,000	South Dakota State HEFA Regional Health (Hospital Revenue, U.S. Bank NA LOC)§	0.30	09/01/2027	8,000,000
4,700,000	South Dakota State HEFA Sioux Valley Series B (Hospital Revenue, U.S. Bank NA LOC)§	0.29	11/01/2034	4,700,000
				26,695,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 93
NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Tennessee: 1.15%

Variable Rate Demand Notes: 1.15%
$850,000	Alcoa Maryville Blount County TN Industrial Development Board Series A (Miscellaneous Revenue, Branch Banking & Trust LOC)§	0.30%	06/01/2036	$850,000
6,450,000	Blount County TN Public Building Authority Local Government Public Import E1 Series A (GO — Local, Branch Banking & Trust LOC)§	0.30	06/01/2037	6,450,000
12,950,000	Metropolitan Government Nashville & Davidson County HEFA Lipscomb University Project (Education Revenue, FHLB LOC)§	0.27	11/01/2028	12,950,000
3,015,000	Montgomery County TN Public Building Authority Pooled Financing Loan Pool (Miscellaneous Revenue, Bank of America Corporation LOC)§††	0.35	11/01/2027	3,015,000
5,560,000	Sevier County TN Public Building Authority Local Government Public Improvement Series A4 (GO — Local, KBC Bank NV LOC)§	0.27	06/01/2025	5,560,000
27,190,000	Tennessee Municipal Energy Acquisition Corporation (Utilities Revenue)§††	0.34	12/01/2016	27,190,000

				56,015,000

Texas: 9.86%

Other Municipal Debt: 0.04%
1,890,000	Texas State TAN (Tax Revenue)	2.00	08/31/2011	1,907,962

Variable Rate Demand Notes: 9.82%
11,725,000	Austin TX Subseries A (Tax Revenue, Dexia Credit Local LOC)§	0.35	11/15/2029	11,725,000
2,085,000	Austin TX Subseries B (Tax Revenue, Dexia Credit Local LOC)§	0.34	11/15/2029	2,085,000
1,245,000	Austin TX Town Lake Park Community Events PUTTER DBE-548 (Tax Revenue, FGIC Insured)§††	0.29	11/15/2029	1,245,000
6,300,000	Bexar County TX Housing Finance Corporation Vista Meadows Fredricksburg Place Apartments Project Series 2006 (Housing Revenue, FHLMC Insured)§	0.27	09/01/2036	6,300,000
30,860,000	Brazos County TX Health Facilities Development Corporation Franciscan Services PUTTER MT-636 (Hospital Revenue, NATL-RE Insured)§††	0.41	01/01/2028	30,860,000
5,000,000	Dallam County TX Industrial Development Corporation (Miscellaneous Revenue, Bank of the West LOC)§	0.29	08/01/2035	5,000,000
15,000,000	Dallas TX Waterworks & Sewer System PUTTER (Water & Sewer Revenue)§††	0.34	10/01/2018	15,000,000
6,150,000	Del Valle TX GO Independent School District Building PUTTER Series 1946 (GO — Local, PSF Insured)§††	0.32	08/15/2014	6,150,000
10,600,000	Dickinson TX Independent School District Series SGA 94 (GO — Local, PSF Insured)§††	0.29	02/15/2028	10,600,000
1,800,000	Fort Bend TX Independent School District Series 2852 (GO — Local, PSF Insured)§††	0.29	02/15/2016	1,800,000
5,090,000	Galveston County TX Housing Finance Corporation Village By The Sea Apartments Project (Housing Revenue, FNMA Insured)§	0.29	02/15/2032	5,090,000
32,700,000	Gulf Coast Waste Disposal Authority (Energy Revenue)§	0.22	06/01/2020	32,700,000
300,000	Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series D1 (Hospital Revenue, JPMorgan Chase Bank LOC)§	0.29	06/01/2029	300,000
5,060,000	Harris County TX Health Facilities Development Corporation (Utilities Revenue, Assured Guaranty Insured)§††	0.30	05/15/2016	5,060,000
25,725,000	Harris County TX Industrial Development Corporation Solid Waste Disposal Deer Park Refining Project Series A (Energy Revenue)§	0.26	03/01/2023	25,725,000
9,340,000	Houston TX Airport System Sub Lien Series B PUTTER DBE-526 (Airport Revenue, FGIC Insured)§††	0.29	07/01/2026	9,340,000
20,100,000	Houston TX Utilities Systems Authority Series 2010-B (Water & Sewer Revenue, Royal Bank of Canada LOC)§††	0.29	05/15/2034	20,100,000
12,495,000	Houston TX Water & Sewer System (Water & Sewer Revenue, NATL-RE Insured)§††	0.39	12/01/2023	12,495,000
4,060,000	Judson TX Independent School District (GO — Local, Assured Guaranty Insured)§††	0.30	02/01/2031	4,060,000
3,270,000	Lovejoy TX Independent School District PUTTER DB-514 (GO — Local, PSF Insured)§††	0.29	02/15/2038	3,270,000
41,675,000	Lower Neches Valley TX Industrial Development Corporation (Energy Revenue)§	0.21	11/01/2038	41,675,000

94 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$7,500,000	Panhandle TX Regional Housing Finance Corporation Jason Avenue Residential Apartments (Housing Revenue, FHLMC LOC)§	0.29%	08/01/2041	$7,500,000
19,800,000	Port Arthur TX Naval District Environmental Facilities Motiva Enterprises Project Series A (Energy Revenue)§	0.28	11/01/2040	19,800,000
6,000,000	Port Arthur TX Naval District Environmental Facilities Motiva Enterprises Project Series B (Energy Revenue)§	0.28	12/01/2039	6,000,000
35,000,000	Port Arthur TX Naval District Environmental Facilities RB Motiva Enterprises Project Series B (Energy Revenue)§	0.28	12/01/2039	35,000,000
2,000,000	Port Arthur TX Naval District Series C (Miscellaneous Revenue)§	0.30	04/01/2027	2,000,000
10,600,000	Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises C (Energy Revenue)§	0.28	12/01/2039	10,600,000
11,700,000	Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series B (Energy Revenue)§	0.32	07/01/2029	11,700,000
10,000,000	RBC Municipal Products Income Trust (Hospital Revenue, Royal Bank of Canada LOC)§††	0.29	06/01/2032	10,000,000
16,000,000	Rockwall TX Independent School District (GO — Local, PSF Insured)§	0.34	08/01/2037	16,000,000
75,000,000	Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue)§††	0.36	12/15/2026	75,000,000
15,789,474	Texas Municipal Gas Acquisition & Supply Corporation Series 2849 (Utilities Revenue)§††	0.36	12/15/2026	15,789,474
13,900,000	Texas State Department of Housing & Community Affairs Costa Ibiza Apartments (Housing Revenue, FHLMC LOC)§	0.29	08/01/2041	13,900,000
2,800,000	Tyler TX Health Facilities Development Corporation Mother Frances Hospital Series B (Hospital Revenue, Bank of America Corporation LOC)§	0.35	07/01/2020	2,800,000

				476,669,474

Utah: 0.80%

Variable Rate Demand Notes: 0.80%
28,980,000	PFOTER Series P-Floats-PPT-1008- CL-A (Housing Revenue, FHLMC Insured)§††	0.32	01/01/2032	28,980,000
9,675,000	West Jordan UT (Housing Revenue, FHLMC Insured)§	0.28	12/01/2034	9,675,000

				38,655,000

Vermont: 0.69%

Variable Rate Demand Notes: 0.69%
2,135,000	Vermont Educational & Health Buildings Financing Agency Brattleboro Memorial Hospital Project A (Hospital Revenue, TD Bank NA LOC)§	0.27	10/01/2028	2,135,000
3,140,000	Vermont Educational & Health Buildings Financing Agency Landmark College Project Series A (Education Revenue, TD Bank NA LOC)§	0.27	07/01/2033	3,140,000
2,065,000	Vermont Educational & Health Buildings Financing Agency Northeastern Vermont Regional Hospital Series A (Hospital Revenue, TD Bank NA LOC)§	0.27	10/01/2029	2,065,000
16,005,000	Vermont Educational & Health Buildings Financing Agency Various Norwich University Project (Education Revenue, TD Bank NA LOC)§	0.26	09/01/2038	16,005,000
10,295,000	Vermont Educational & Health Buildings North County Hospital Project A (Hospital Revenue, TD Bank NA LOC)§	0.27	10/01/2034	10,295,000

				33,640,000

Virginia: 1.04%

Variable Rate Demand Notes: 1.04%
7,295,000	Capital Region Airport Commission VA Series B (Airport Revenue, Wells Fargo Bank NA LOC)§(q)	0.29	06/01/2035	7,295,000
5,000,000	Fairfax County VA IDA Inova Health Care (Hospital Revenue)§	0.41	05/15/2039	5,000,000
12,650,000	James City County VA IDA Chambrel Project (Housing Revenue, FNMA Insured)§	0.29	11/15/2032	12,650,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 95
NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$5,000,000	Norfolk VA Economic Development Authority (Hospital Revenue)§	0.41%	11/01/2034	$5,000,000
16,745,000	University of Virginia PUTTER Series 3188Z (Education Revenue)§††	0.27	06/01/2016	16,745,000
110,000	Virginia Commonwealth University Health System Authority Series A (Hospital Revenue, Branch Banking & Trust LOC)§	0.25	07/01/2037	110,000
3,450,000	Virginia Commonwealth University Health System Authority Series B (Hospital Revenue, Branch Banking & Trust LOC)§	0.28	07/01/2037	3,450,000

				50,250,000

Washington: 1.77%

Variable Rate Demand Notes: 1.77%
7,870,000	Bellevue WA ROC RR-11-R 12315 (GO — Local, AGM-CR NATL-RE Insured)§††	0.29	12/01/2013	7,870,000
2,235,000	Everett WA (GO — Local, Bank of America Corporation LOC)§	0.37	12/01/2021	2,235,000
6,930,000	King City WA Public Hospital District #1 (Hospital Revenue, Assured Guaranty Insured)§††	0.30	12/01/2015	6,930,000
12,000,000	King County WA Sewer Series 3090 (Water & Sewer Revenue, FSA Insured)§††	0.29	01/01/2039	12,000,000
5,160,000	King County WA Housing Authority Series A (Housing Revenue, FHLMC Insured)§	0.33	07/01/2035	5,160,000
5,840,000	King County WA School District #415 (GO — Local, FSA SCH BD Guaranty Insured)§††	0.43	12/01/2018	5,840,000
2,010,000	Seattle WA Series II R-47 (Utilities Revenue, FSA Insured)§††	0.29	03/02/2021	2,010,000
9,710,000	Seattle WA Water & Sewer Systems RB Eclipse Funding Trust Series 2006-0002 (Water & Sewer Revenue, U.S. Bank NA LOC)§††	0.29	09/01/2029	9,710,000
12,530,000	Seattle WA Water System (Water & Sewer Revenue, FSA-CR MBIA Insured)§††	0.29	09/01/2012	12,530,000
12,000,000	Washington State HEFAR University of Puget Sound Series B (Education Revenue, Bank of America Corporation LOC)§	0.32	10/01/2036	12,000,000
6,505,000	Washington State HEFAR University Puget Sound Project A Puttable (Education Revenue, Bank of America Corporation LOC)§	0.32	10/01/2030	6,505,000
3,250,000	Washington State Housing Finance Commission (Housing Revenue, FHLMC Insured)§	0.29	07/01/2044	3,250,000

				86,040,000

West Virginia: 0.71%

Variable Rate Demand Notes: 0.71%
15,580,000	Monongalia County WV Building Commission Series A (Hospital Revenue, JPMorgan Chase Bank LOC)§	0.31	07/01/2040	15,580,000
8,985,000	Weirton WV Municipal Hospital Building Commission Weirton Medical Center Incorporated (Hospital Revenue, PNC Bank NA LOC)§	0.29	12/01/2031	8,985,000
10,000,000	West Virginia State Hospital Finance Authority Cabell Hospital Series A (Hospital Revenue, Branch Banking & Trust LOC)§	0.30	01/01/2034	10,000,000

				34,565,000

Wisconsin: 3.47%

Other Municipal Debt: 0.29%
7,000,000	Wisconsin State Health & Educational Facilities (Hospital Revenue)	0.42	09/01/2011	7,000,000
7,000,000	Wisconsin State Health & Educational Facilities (Hospital Revenue)	0.42	09/01/2011	7,000,000

				14,000,000

Variable Rate Demand Notes: 3.18%
4,000,000	Appleton WI Recovery Zone Facilities RB Foremost Farms USA (Miscellaneous Revenue, CoBank ACB LOC)§	0.29	05/01/2037	4,000,000
7,725,000	Milwaukee WI RDA University of Wisconsin Kenilworth Project (Education Revenue, U.S. Bank NA LOC)§	0.29	09/01/2040	7,725,000
10,000,000	Wisconsin HEFA Saint Norbert College Incorporated (Education Revenue, JPMorgan Chase Bank LOC)§	0.32	02/01/2038	10,000,000
6,000,000	Wisconsin HEFA Series A (Hospital Revenue, U.S. Bank NA LOC)§	0.30	08/01/2030	6,000,000

96 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011
NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name		Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$30,720,000	Wisconsin State HCFA Gundersen Lutheran Series B (Hospital Revenue, AGM Insured)§		0.85%	12/01/2029	$30,720,000
15,700,000	Wisconsin State HEFA Aurora Health Care Series A (Hospital Revenue, Bank of Montreal LOC)§		0.28	04/01/2028	15,700,000
6,575,000	Wisconsin State HEFA Fort Healthcare Incorporated Series A (Hospital Revenue, JPMorgan Chase Bank LOC)§		0.31	05/01/2037	6,575,000
11,390,000	Wisconsin State HEFA Hess Memorial Hospital Incorporated (Hospital Revenue, U.S. Bank NA LOC)§		0.29	05/01/2024	11,390,000
3,935,000	Wisconsin State HEFA Lawrence University (Education Revenue, JPMorgan Chase Bank LOC)§		0.29	02/01/2039	3,935,000
1,100,000	Wisconsin State HEFA Lutheran College Project (Education Revenue, U.S. Bank NA LOC)§		0.30	06/01/2033	1,100,000
6,375,000	Wisconsin State HEFA Meriter Retirement Services Series B (Health Revenue, U.S. Bank NA LOC)§		0.28	03/01/2038	6,375,000
3,940,000	Wisconsin State HEFAR Meriter Retirement Services Series A (Health Revenue, KBC Bank NV LOC)§		0.28	03/01/2038	3,940,000
26,755,000	Wisconsin State Series 1 PUTTER 2009-36 (GO — State)§††		0.34	05/01/2020	26,755,000
20,000,000	Wisconsin State Series 1 PUTTER 2009-6 (GO — State)§††		0.34	05/01/2013	20,000,000

					154,215,000

Wyoming: 0.01%

Variable Rate Demand Note: 0.01%
275,000	Sweetwater County WY Pacific Corporation Project Series A (Utilities Revenue, Barclays Bank plc LOC)§		0.25	07/01/2015	275,000

Total Municipal Bonds and Notes (Cost $4,849,923,485)					4,849,923,485

Total Investments in Securities (Cost $4,849,923,485)*		99.93%			4,849,923,485

Other Assets and Liabilities, Net		0.07			3,247,318

Total Net Assets		100.00%			$4,853,170,803

§	These securities are subject to a demand feature which reduces the effective maturity.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(q)	Credit enhancement is provided by an affiliate.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 97

NEW JERSEY MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Municipal Bonds and Notes: 99.32%

Delaware: 2.91%

Variable Rate Demand Notes: 2.91%
$3,800,000	Delaware River & Bay Authority (Transportation Revenue, TD Bank NA LOC)§	0.24%	01/01/2030	$3,800,000
2,500,000	Delaware State Economic Development Authority (Energy Revenue)§	0.30	08/01/2029	2,500,000

				6,300,000

New Jersey: 78.32%

Other Municipal Debt: 4.73%
3,717,693	Millburn Township NJ BAN (GO — Local)	1.50	02/10/2011	3,718,666
6,500,000	Sparta Township NJ BAN (GO — Local)	1.50	02/25/2011	6,504,099

				10,222,765

Variable Rate Demand Notes: 73.59%
1,310,000	Austin Trust Various States Series 2008-3034X (Housing Revenue, FSA Insured)††§	0.35	11/01/2015	1,310,000
2,190,000	Austin Trust Various States Series 2008-3303 (Tax Revenue, BHAC-CR NATL-RE Insured)††§	0.35	07/01/2022	2,190,000
865,000	Burlington County NJ Bridge Lutheran Home Project Series A (Health Revenue, Commerce Bank NA LOC)§	0.28	12/01/2025	865,000
16,585,000	Camden County NJ Import Authority Cooper Health System (Hospital Revenue, TD Bank NA LOC)§	0.26	08/01/2032	16,585,000
900,000	Clipper Tax Exempt Series 2009-32 (Airport Revenue, State Street Bank & Trust Insured)††§	0.34	01/01/2018	900,000
5,800,000	Clipper Tax Exempt Series 2009-70 (Miscellaneous Revenue, State Street Bank & Trust Insured)††§	0.29	01/01/2020	5,800,000
4,185,000	Garden State Preservation Trust New Jersey Open Space & Farmland PUTTER Series 2865 (Tax Revenue, FSA Insured)††§	0.29	05/01/2024	4,185,000
4,300,000	Mercer County NJ Import Authority Atlantic Funding Project (Education Revenue, Bank of America NA LOC)§	0.32	09/01/2028	4,300,000
1,245,000	New Jersey Economic Development Authority (Miscellaneous Revenue, Bank of America NA LOC)§	0.30	09/01/2033	1,245,000
8,350,000	New Jersey Economic Development Authority Gas Facility (Utilities Revenue, Bank of Tokyo-Mitsubishi UFJ LOC)§	0.25	10/01/2022	8,350,000
13,365,000	New Jersey Economic Development Authority Puttable Floating Option Series 3824 (Miscellaneous Revenue, FGIC Insured)††§	0.42	03/01/2023	13,365,000
1,010,000	New Jersey Economic Development Authority Various Paddock Realty LLC Project (IDR, Wells Fargo Bank NA LOC)§(q)	0.46	05/01/2031	1,010,000
995,000	New Jersey Economic Development Authority Various Peddie School Project Series B (Education Revenue, U.S. Bank NA Insured)§	0.26	02/01/2019	995,000
2,755,000	New Jersey Economic Development Authority Various Peddie School Project Series B (Education Revenue, U.S. Bank NA Insured)§	0.26	02/01/2029	2,755,000
3,700,000	New Jersey Economic Development Authority Various Refunding Senior Mortgage Arbor Glen (Health Revenue, Sovereign Bank LOC)§	0.58	05/15/2033	3,700,000
5,000,000	New Jersey Economic Development Authority, Princeton Day School Project (Education Revenue, U.S. Bank NA LOC)§	0.27	08/01/2035	5,000,000
2,250,000	New Jersey EDA The Peddie School Project Series 1996 (Education Revenue, U.S. Bank NA Insured)††§	0.26	02/01/2026	2,250,000
4,500,000	New Jersey Educational Facilities Authority Various Institute Defense Analyses Series D (Miscellaneous Revenue, Branch Banking & Trust LOC, AMBAC Insured)††§	0.29	10/01/2030	4,500,000
3,100,000	New Jersey HCFFA Various Somerset Medical Center (Hospital Revenue, TD Bank NA LOC)§	0.26	07/01/2024	3,100,000
5,000,000	New Jersey HFFA Princeton Healthcare Series B (Hospital Revenue, TD Bank NA LOC)§	0.26	07/01/2041	5,000,000
3,285,000	New Jersey HFFA Series A1 (Hospital Revenue, TD Bank NA LOC)§	0.28	07/01/2014	3,285,000

98 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011

NEW JERSEY MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$4,000,000	New Jersey HFFA Various Princeton Healthcare Series A (Hospital Revenue, Bank of America NA LOC)§	0.31%	07/01/2041	$4,000,000
5,000,000	New Jersey Higher Education Assistance Authority Student Loan Series ROC-RR-II-R-11853 (Education Revenue, Assured Guaranty Insured)††§	0.35	06/01/2016	5,000,000
7,050,000	New Jersey Higher Education Assistance Authority Student Loan Series ROC-RR-II0-R-11571 (Education Revenue, CitiBank NA Insured)§	0.35	06/01/2016	7,050,000
1,430,000	New Jersey Housing & Mortgage Finance Agency Various Single Family Housing Series Q (Housing Revenue, Dexia Credit Local Insured)§	0.36	04/01/2032	1,430,000
6,010,000	New Jersey State Building Authority Sub Series A-3 (Lease Revenue, Bank of Nova Scotia LOC)§	0.24	06/15/2023	6,010,000
4,000,000	New Jersey State Tax & Revenue Anticipation Notes Series A PUTTER (Tax Revenue, JPMorgan Chase Bank Insured)††§	0.27	06/23/2011	4,000,000
1,000,000	New Jersey State Tax & Revenue Anticipation Notes Series A PUTTER (Tax Revenue, JPMorgan Chase Bank Insured)††§	0.27	06/23/2011	1,000,000
6,590,000	New Jersey State Transportation Trust Fund Authority Capital Appreciation Transportation System Series C Spears/Lifers (Transportation Revenue, AGM Insured)§	0.31	12/15/2033	6,590,000
3,700,000	New Jersey State Transportation Trust Fund Capital Appreciation Transportation System Series C Spears/Lifers (Miscellaneous Revenue, FSA Insured)††§	0.29	12/15/2034	3,700,000
5,810,000	New Jersey State Transportation Trust Fund Capital Appreciation Transportation System Series C Spears/Lifers (Transportation Revenue, NATL-RE Insured)§	0.31	12/15/2031	5,810,000
5,000,000	New Jersey State Turnpike Authority Refunding Various Series B (Transportation Revenue, PNC Bank NA LOC)§	0.24	01/01/2024	5,000,000
4,850,000	New Jersey State Turnpike Authority Refunding Various Series C (Transportation Revenue, Scotia Bank LOC)§	0.26	01/01/2024	4,850,000
4,200,000	New Jersey State Turnpike Authority Refunding Various Series D (Transportation Revenue, Scotia Bank LOC)§	0.24	01/01/2024	4,200,000
1,330,000	New Jersey Transportation Trust Fund Authority Floaters Series DC8033 (Miscellaneous Revenue, Dexia Credit Local LOC)††§	0.35	12/15/2019	1,330,000
2,525,000	New Jersey Transportation Trust Fund Authority PFOTER 2363 (Miscellaneous Revenue, FGIC Insured)††§	0.42	06/15/2019	2,525,000
1,885,000	Newark NJ Housing Authority Port Authority Refunding Newark Redevelopment Project Spears/Lifers (Port Authority Revenue, NATL-RE Insured)††§	0.29	01/01/2032	1,885,000
4,025,000	PFOTER 4660 (Housing Revenue, Bank of America NA Insured)††§	0.42	05/17/2017	4,025,000

				159,095,000

New York: 0.66%

Variable Rate Demand Notes: 0.66%
1,415,000	Austin Trust Various States Series 2008-1067 (Port Authority Revenue, GO of Authority Insured)††§	0.42	10/01/2025	1,415,000

Pennsylvania: 2.80%

Variable Rate Demand Notes: 2.80%
5,275,000	Allegheny County PA Hospital Development Authority UPMC Senior Living Corporation (Health Revenue, FNMA Insured)§	0.28	07/15/2028	5,275,000
775,000	Pennsylvania EDFA Various Philadelphia Area Series J1 (Education Revenue, PNC Bank NA LOC)§	0.29	11/01/2030	775,000

				6,050,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 99

NEW JERSEY MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Puerto Rico: 13.50%

Variable Rate Demand Notes: 13.50%
$2,490,000	Deutsche Bank Spears Lifers Trust Series DBE-627A (Tax Revenue, AMBAC Insured)††§	0.29%	08/01/2050	$2,490,000
3,780,000	Puerto Rico Electric Power Authority Municipal Securities Trust Receipts Sgc 19 Class A (Utilities Revenue, FSA Insured)††§	0.29	07/01/2029	3,780,000
5,530,000	Puerto Rico Electric Power Authority Municipal Securities Trust Receipts Sgc 36 Class A (Utilities Revenue, Societe Generale LOC)††§	0.29	07/01/2032	5,530,000
3,200,000	Puerto Rico Electric Power Authority Municipal Securities Trust Receipts Sgc 57 Class A (Utilities Revenue, FSA Insured)††§	0.29	07/01/2029	3,200,000
8,180,000	Puerto Rico HFA PUTTER Series 2984 (Housing Revenue, HUD Loan Insured)††§	0.29	06/01/2012	8,180,000
6,000,000	Puerto Rico Sales Tax Financing Corporation ROC-RR-II-R-11760 (Tax Revenue, Citibank NA Insured)††§	0.30	12/01/2047	6,000,000

				29,180,000

Utah: 0.67%

Variable Rate Demand Notes: 0.67%
1,450,000	Logan City UT Scientific Technology Incorporation (IDR, Bank of the West LOC)§	0.41	08/01/2031	1,450,000

Washington: 0.46%

Variable Rate Demand Notes: 0.46%
1,000,000	Washington State Housing Finance Commission (Housing Revenue, FHLMC Insured)§	0.29	07/01/2044	1,000,000

Total Municipal Bonds and Notes (Cost $214,712,765)				214,712,765

Total Investments in Securities
(Cost $214,712,765)*	99.32%			214,712,765
Other Assets and Liabilities, Net	0.68			1,469,036

Total Net Assets	100.00%			$216,181,801

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

§	These securities are subject to a demand feature which reduces the effective maturity.

(q)	Credit enhancement is provided by an affiliate.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
The accompanying notes are an integral part of these financial statements.

100 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011

NEW YORK MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Municipal Bonds and Notes: 99.98%

California: 0.11%

Variable Rate Demand Notes: 0.11%
$450,000	California Housing Finance Agency PUTTER Series 3484 (Water & Sewer Revenue)††§	0.27%	06/15/2033	$450,000

Delaware: 1.01%

Variable Rate Demand Note: 1.01%
4,200,000	Delaware State Economic Development Authority (Energy Revenue)§	0.30	08/01/2029	4,200,000

Iowa: 1.36%

Variable Rate Demand Note: 1.36%
5,650,000	Iowa Higher Education Loan Authority Private Colleges University of Dubuque (Education Revenue, Northern Trust Company LOC)§	0.30	04/01/2035	5,650,000

Minnesota: 0.61%

Variable Rate Demand Note: 0.61%
2,515,000	Sherburne County MN Housing & Redevelopment Authority Apperts Incorporated Project (Housing Revenue, Bremer Bank LOC)§	0.50	12/01/2021	2,515,000

Nevada: 1.16%

Variable Rate Demand Notes: 1.16%
3,600,000	Reno NV Sales Tax Revenue Various Refunding Senior Lien-Reno Transportation Rail Access Corridor Project (Tax Revenue, Bank of New York LOC)§	0.27	06/01/2042	3,600,000
1,195,000	Sparks NV Economic Development Rix Industries Project (IDR, Wells Fargo Bank NA LOC)§(q)	0.51	07/01/2027	1,195,000

				4,795,000

New Jersey: 0.14%

Variable Rate Demand Note: 0.14%
600,000	New Jersey Educational Development Authority Lawrenceville School Project Series B (Education Revenue)§	0.26	07/01/2026	600,000

New York: 86.40%

Other Municipal Debt: 2.15%
6,000,000	Depew NY Free School District BAN Series A (GO — Local, State Aid Withholding Insured)	1.25	06/02/2011	6,010,263
2,880,000	Oyster Bay NY BAN (GO — Local)	1.25	08/12/2011	2,894,347
				8,904,610

Variable Rate Demand Notes: 84.25%
11,200,000	City of New York NY (GO — Local, TD Bank NA LOC)§	0.25	09/01/2027	11,200,000
2,580,000	Columbia County NY IDA Rural Manufacturing Company Incorporated Project Series A (IDR)§	0.58	05/01/2025	2,580,000
8,075,000	Long Island Power Authority NY Electric System Subseries 1-B (Utilities Revenue, State Street Bank & Trust Company LOC)§	0.24	05/01/2033	8,075,000
2,185,000	Nassau County NY Interim Finance Authority Series D-1 (Tax Revenue)§	0.29	11/15/2017	2,185,000
9,500,000	Nassau NY Health Care Corporation, Series B-2 (Hospital Revenue, TD Bank NA LOC)§	0.26	08/01/2029	9,500,000
3,720,000	New York City NY Capital Resource Corporation Loan Enhanced Assistance Series A (Hospital Revenue, Bank of America Corporation LOC)§	0.35	01/01/2026	3,720,000
3,600,000	New York City NY Capital Resource Corporation Loan Enhanced Assistance Series A (Education Revenue, Bank of America Corporation LOC)§	0.51	05/01/2037	3,600,000
5,500,000	New York City NY Municipal Water Finance Various Subordinated Series (Water & Sewer Revenue)§	0.26	06/15/2035	5,500,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 101

NEW YORK MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$3,100,000	New York City Transitional Finance Authority (Tax Revenue)§	0.32%	11/01/2022	$3,100,000
17,000,000	New York Convention Center Development Corporation (Tax Revenue, AMBAC Insured)††§	0.29	11/15/2044	17,000,000
3,500,000	New York Environmental Facilities Waste Management Incorporated Project Series 2002-B (Solid Waste Revenue, JPMorgan Chase Bank LOC)§	0.30	05/01/2019	3,500,000
16,000,000	New York Metropolitan Transportation Authority (Transportation Revenue, Bank of Nova Scotia LOC)§	0.26	11/01/2026	16,000,000
11,650,000	New York Metropolitan Transportation Authority ROC-RR-II-R-11711 (Transportation Revenue, FSA Insured)††§	0.31	11/15/2027	11,650,000
1,000,000	New York Metropolitan Transportation Authority ROC-RR-II-R-594PB (Transportation Revenue, AGC-ICC AMBAC Insured)††§	0.31	11/15/2013	1,000,000
5,000,000	New York NY City Housing Development Corporation (Housing Revenue)§	0.53	11/01/2040	5,000,000
3,940,000	New York NY City Housing Development Corporation 1405 Fifth Avenue Apartments Series A (Housing Revenue, CitiBank NA LOC)§	0.34	07/01/2039	3,940,000
4,035,000	New York NY City Housing Development Corporation 1904 Vyse Avenue Apartments Series A (Housing Revenue, FNMA Insured)§	0.30	01/15/2038	4,035,000
3,400,000	New York NY City Housing Development Corporation 2007 LaFontaine Avenue Series A (Housing Revenue, CitiBank NA LOC)§	0.34	06/01/2037	3,400,000
1,925,000	New York NY City Housing Development Corporation 550 East 170th Street Apartments Series A (Housing Revenue, CitiBank NA LOC)§	0.34	05/01/2042	1,925,000
11,200,000	New York NY City Housing Development Corporation Bruckner Series A (Housing Revenue, Bank of America Corporation LOC)§	0.30	11/01/2048	11,200,000
2,500,000	New York NY City Housing Development Corporation Ogden Avenue Apartments II Series A (Housing Revenue, FHLMC Insured)§	0.28	03/01/2038	2,500,000
6,545,000	New York NY City Housing Development Corporation Series C-4 (Housing Revenue)§	0.27	05/01/2015	6,545,000
2,000,000	New York NY City Housing Development Corporation Series J-1 (Housing Revenue)§	0.48	05/01/2046	2,000,000
5,500,000	New York NY City Housing Development Corporation West End Towers Series A (Housing Revenue, FNMA Insured)§	0.27	05/15/2034	5,500,000
4,500,000	New York NY City IDA New York Stock Exchange Project Series B (Miscellaneous Revenue, Bank of America Corporation LOC)§	0.31	05/01/2033	4,500,000
7,070,000	New York NY City Municipal Water Finance Authority PUTTER Series 1263 (Water & Sewer Revenue, FSA Insured)††§	0.29	06/15/2013	7,070,000
145,000	New York NY City Municipal Water Finance Authority PUTTER Series 1289 (Water & Sewer Revenue)††§	0.29	12/15/2013	145,000
10,445,000	New York NY City Transitional Finance Authority NYC Recovery Series 3 (Tax Revenue, Sumitomo Mitsui Bank LOC)§	0.32	11/01/2022	10,445,000
2,200,000	New York NY City Transitional Finance Authority Subseries F-5 (Tax Revenue)§	0.26	02/01/2035	2,200,000
3,750,000	New York NY City Trust Cultural Research Lincoln Center For the Arts Series B-1 (Miscellaneous Revenue, U.S. Bank NA LOC)§	0.25	11/01/2038	3,750,000
7,100,000	New York NY Series H (GO — Local, AGM Insured)§	0.28	08/01/2014	7,100,000
4,700,000	New York NY Series L-5 (GO — Local, Sumitomo Mitsui Bank LOC)§	0.31	04/01/2035	4,700,000
145,000	New York NY Subseries A-10 (GO — Local, JPMorgan Chase Bank LOC)§	0.26	08/01/2016	145,000
5,800,000	New York NY Subseries A-10 (GO — Local, JPMorgan Chase Bank LOC)§	0.26	08/01/2017	5,800,000
4,205,000	New York NY Subseries A-5 (GO — Local, Bank of Nova Scotia LOC)§	0.28	08/01/2031	4,205,000
2,175,000	New York NY Subseries B-2 (GO — Local, JPMorgan Chase Bank LOC)§	0.26	08/15/2018	2,175,000
4,800,000	New York NY Subseries B-2 (GO — Local, JPMorgan Chase Bank LOC)§	0.26	08/15/2019	4,800,000
7,000,000	New York NY Subseries C-4 (GO — Local, Bank of Tokyo-Mitsubishi UFJ LOC)§	0.25	08/01/2020	7,000,000
5,000,000	New York NY Subseries C-5 (GO — Local, Bank of New York LOC)§	0.25	08/01/2020	5,000,000
12,000,000	New York NY Subseries F-4 (GO — Local, Sumitomo Mitsui Bank LOC)§	0.28	09/01/2035	12,000,000
4,340,000	New York NY Subseries H-1 (GO — Local, Dexia Credit Local LOC)§	0.29	01/01/2036	4,340,000
6,300,000	New York NY Subseries H-7 (GO — Local, KBC Bank NV LOC)§	0.26	03/01/2034	6,300,000
5,000,000	New York NY Subseries I-7 (GO — Local, Bank of America Corporation LOC)§	0.29	04/01/2036	5,000,000
400,000	New York NY Subseries J-3 (GO — Local, JPMorgan Chase Bank LOC)§	0.25	02/15/2016	400,000

102 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011

NEW YORK MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Variable Rate Demand Notes (continued)
$1,900,000	New York State Housing Finance Agency Affordable Housing 8 East 102 2nd Street (Housing Revenue, Bank of America Corporation LOC)§	0.27%	05/01/2044	$1,900,000
3,150,000	New York State Dormitory Authority Eclipse Funding Trust 2006-0029 Solar Eclipse (Miscellaneous Revenue, U.S. Bank NA LOC)††§	0.28	02/15/2012	3,150,000
9,000,000	New York State Dormitory Authority North Shore LI Jewish Series B (Hospital Revenue, TD Bank NA LOC)§	0.24	07/01/2039	9,000,000
3,000,000	New York State Dormitory Authority Northern Westchester Association (Hospital Revenue, TD Bank NA LOC)§	0.26	11/01/2034	3,000,000
4,500,000	New York State Dormitory Authority NY Law School (Education Revenue, TD Bank NA LOC)§	0.26	07/01/2038	4,500,000
5,000,000	New York State Dormitory Authority PUTTER 2009-35 (Miscellaneous Revenue, State Street Bank NA LOC)††§	0.29	11/01/2020	5,000,000
5,600,000	New York State Dormitory Authority PUTTER 2009-45 (Education Revenue, State Street Bank NA LOC)††§	0.29	07/01/2025	5,600,000
9,500,000	New York State Dormitory Authority Rockefeller University Series B (Education Revenue)§	0.25	07/01/2039	9,500,000
380,000	New York State Housing Finance Agency 10 Liberty Series A (Housing Revenue, FHLMC Insured)§	0.23	05/01/2035	380,000
1,500,000	New York State Housing Finance Agency Avalon Bowery Place Series II-A (Housing Revenue, Bank of America Corporation LOC)§	0.32	11/01/2039	1,500,000
3,800,000	New York State Housing Finance Agency College Arms Series A (Housing Revenue, FHLMC Insured)§	0.33	05/01/2048	3,800,000
3,300,000	New York State Housing Finance Agency Rip Van Winkle House Series A (Housing Revenue, FHLMC Insured)§	0.30	11/01/2034	3,300,000
2,500,000	New York State Housing Finance Agency Victory Housing Series 2004-A (Housing Revenue, FHLMC Insured)§	0.26	11/01/2033	2,500,000
22,100,000	New York State Housing Finance Agency West 23rd Street Series A (Housing Revenue, FNMA Insured)§	0.27	05/15/2033	22,100,000
700,000	New York State Housing Finance Agency Weyant Green Apartments Series A (Housing Revenue, FNMA Insured)§	0.26	05/15/2037	700,000
3,475,000	New York State Mortgage Agency ROC-RR-II-R-11706 (Housing Revenue)††§	0.35	10/01/2024	3,475,000
4,600,000	New York State Thruway Authority PUTTER Series 3600-Z (Transportation Revenue, FGIC Insured)††§	0.39	01/01/2016	4,600,000
5,000,000	Niagara County NY Industrial Development Agency Niagra University Project Series B (Education Revenue, HSBC Bank USA NA LOC & Radian Insured)§	0.27	11/01/2031	5,000,000
9,830,000	PFOTER PT-4564 (Housing Revenue, FHLMC Insured)††§	0.38	06/02/2021	9,830,000
800,000	Southeast NY IDA Dairy Conveyor Corporation Project (IDR, Chase Manhattan Bank LOC)††§	0.29	11/01/2015	800,000
3,830,000	Triborough Bridge & Tunnel Authority New York Municipal Securities Trust Receipts SGC-54 Class A (Transportation Revenue, Societe Generale LOC & GO of Authority Insured)††§	0.29	01/01/2032	3,830,000
4,205,000	Triborough Bridge & Tunnel Authority New York Series A (Transportation Revenue, GO of Authority Insured)§	0.32	11/01/2035	4,205,000
				349,400,000

Pennsylvania: 1.05%

Variable Rate Demand Notes: 1.05%
1,800,000	Beaver County PA IDA Pollution Control First Energy Generation (Utilities Revenue, Barclays Bank plc LOC)§	0.29	01/01/2035	1,800,000
2,570,000	Lower Merion PA School District Capital Project Series A (GO — Local, State Street Bank & Trust Company LOC & State Aid Withholding Insured)§	0.27	04/01/2027	2,570,000

				4,370,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 103
NEW YORK MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Puerto Rico: 6.49%

Variable Rate Demand Notes: 6.49%
$3,715,000	Puerto Rico Commonwealth ROC-II-R-185 (GO — State, FGIC Insured)††§	0.27%	07/01/2012	$3,715,000
6,180,000	Puerto Rico Electric Power Authority Municipal Securities Trust Receipts SGC-57 Class A (Utilities Revenue, FSA Insured)††§	0.29	07/01/2029	6,180,000
3,500,000	Puerto Rico Electric Power Authority Municipal Securities Trust Receipts-SGC-36 Class A (Utilities Revenue, Societe Generale LOC)††§	0.29	07/01/2032	3,500,000
4,875,000	Puerto Rico Sales Tax Corporate Financing ROC-RR-II-R-11778 (Tax Revenue)††§	0.30	08/01/2047	4,875,000
6,000,000	Puerto Rico Sales Tax Corporate Financing ROC-RR-II-R-11779 (Tax Revenue)††§	0.30	12/01/2047	6,000,000
400,000	Puerto Rico Sales Tax Financing Corporation PUTTER Series DBE-627A (Tax Revenue, AMBAC Insured)††§	0.29	08/01/2050	400,000
2,230,000	PFOTER (Housing Revenue, FHLMC Insured)††§	0.32	03/01/2040	2,230,000

				26,900,000

Texas: 1.10%

Variable Rate Demand Notes: 1.10%
2,150,000	Harris County TX Industrial Development Corporation Deer Park Refining (Energy Revenue)§	0.26	03/01/2023	2,150,000
2,400,000	Port Arthur TX Naval District Environmental Facilities Motiva Enterprises Project Series C (Energy Revenue)§	0.28	04/01/2040	2,400,000

				4,550,000

Virginia: 0.55%

Variable Rate Demand Notes: 0.55%
2,300,000	Virginia Commonwealth University Health System Authority Series B (Branch Banking & Trust LOC)§	0.28	07/01/2037	2,300,000

Total Municipal Bonds and Notes (Cost $414,634,610)				414,634,610

Total Investments in Securities
(Cost $414,634,610)*	99.98%			414,634,610
Other Assets and Liabilities, Net	0.02			94,734

Total Net Assets	100.00%			$414,729,344

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

§	These securities are subject to a demand feature which reduces the effective maturity.

(q)	Credit enhancement is provided by an affiliate.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
The accompanying notes are an integral part of these financial statements.

104 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011

PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Municipal Bonds and Notes: 99.78%

Delaware: 0.95%

Variable Rate Demand Notes: 0.95%
$1,600,000	Delaware State Economic Development Authority (Energy Revenue)§	0.30%	08/01/2029	$1,600,000

Minnesota: 0.63%

Variable Rate Demand Notes: 0.63%
1,050,000	Minneapolis & Saint Paul MN Housing & RDA Allina Health Systems Series B-2 (Hospital Revenue, JPMorgan Chase Bank LOC)§	0.27	11/15/2035	1,050,000

Pennsylvania: 92.52%

Variable Rate Demand Notes: 92.52%
12,205,000	Allegheny County PA Hospital Development Authority UPMC Senior Living Corporation (Health Revenue, FNMA Insured)§	0.28	07/15/2028	12,205,000
2,875,000	Allegheny County PA Residential Finance Authority Mortgage SFHR Series 2005-SS (Housing Revenue)§	0.35	05/01/2036	2,875,000
1,400,000	Beaver County PA IDA Pollution Control First Energy Generation (Utilities Revenue, Bank of Nova Scotia LOC)§	0.28	04/01/2035	1,400,000
2,000,000	Beaver County PA IDA Pollution Control First Energy Generation (Utilities Revenue, Barclays Bank plc LOC)§	0.29	01/01/2035	2,000,000
4,015,000	Berks County PA IDA Fleetwood Business Trust (IDR, Northern Trust Company LOC)§	0.33	05/15/2025	4,015,000
4,595,000	Bethlehem PA Area School District (GO — Local, AGM State Aid Withholding Insured)§	0.40	01/01/2032	4,595,000
5,080,000	Butler County PA IDA Mine Safety Appliances (GO — Local, Societe Generale LOC)††§	0.29	10/01/2034	5,080,000
3,000,000	Butler County PA IDA Mine Safety Appliances Series A (IDR, JPMorgan Chase Bank LOC)§	0.69	05/01/2022	3,000,000
1,000,000	Butler County PA IDA Mine Safety Appliances Series B (IDR)§	0.39	05/01/2022	1,000,000
4,850,000	Clipper Tax Exempt CTF AMT Trust (Miscellaneous Revenue, NATL-RE Insured)§	0.34	01/01/2015	4,850,000
400,000	Cumberland County PA IDA Lane Enterprises Incorporated Project (IDR, PNC Bank NA LOC)§	0.45	04/01/2011	400,000
3,600,000	Delaware County PA College Authority Eastern College Series A (Education Revenue, TD Bank NA LOC)§	0.29	10/01/2025	3,600,000
2,860,000	Delaware County PA River Junction Toll Bridge Commission Series B-2 (Transportation Revenue, Dexia Credit Local LOC)§	0.33	07/01/2032	2,860,000
8,955,000	Deutsche Bank Spears Lifers Trust Series DB-340 (Utilities Revenue, AMBAC Insured)††§	0.32	10/01/2022	8,955,000
5,600,000	Emmaus PA General Authority Series D27 (GO — Local, U.S. Bank NA LOC)§	0.30	03/01/2024	5,600,000
2,000,000	Emmaus PA General Authority Series F24 (GO — Local, U.S. Bank NA LOC)§	0.30	03/01/2024	2,000,000
1,700,000	Fayette County PA IDA Coastal Lumber Company Project (IDR, Branch Banking & Trust LOC)§	0.48	09/01/2018	1,700,000
1,280,000	Franconia Township PA IDA Ashers Chocolate Project Series A (IDR, Commerce Bank NA LOC)††§	0.49	05/01/2017	1,280,000
2,000,000	JPMorgan Chase PUTTER/DRIVER Trust Series 3498Z (Lease Revenue, FSA State Aid Withholding Insured)††§	0.39	06/01/2015	2,000,000
800,000	Lancaster County PA Hospital Authority Health System Lancaster General Hospital (Hospital Revenue, Bank of America NA LOC)§	0.20	07/01/2041	800,000
4,180,000	Lancaster PA IDA Purple Crow Partners LLC Project (IDR, Northern Trust Company LOC)§	0.33	09/01/2026	4,180,000
5,290,000	Lower Merion PA School District Capital Project Series A (GO — Local, State Street Bank & Trust Company LOC, State Aid Withholding Insured)§	0.27	04/01/2027	5,290,000
2,500,000	Merrill Lynch PFOTER Series 385 (Hospital Revenue)††§	0.43	08/15/2042	2,500,000
12,700,000	Merrill Lynch PFOTER Series 566 (Hospital Revenue)††§	0.56	08/15/2042	12,700,000

Portfolio of Investments—January 31, 2011	Wells Fargo Advantage Money Market Funds 105

PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Variable Rate Demand Notes (continued)
$2,800,000	Montgomery County PA Higher Education & Health Authority William Penn Charter School Series 2001 (Education Revenue, PNC Bank NA LOC)§	0.29%	09/15/2031	$2,800,000
1,420,000	Montgomery County PA IDA Girl Scouts Southeastern (Miscellaneous Revenue, TD Bank NA LOC)§	0.28	02/01/2025	1,420,000
2,200,000	Montgomery County PA IDA Series 3238 (Hospital Revenue, FHA Insured)††§	0.32	08/01/2030	2,200,000
1,600,000	Pennsylvania EDFA Fitzpatrick Container Company Project (IDR, PNC Bank NA LOC)§	0.35	12/01/2023	1,600,000
1,100,000	Pennsylvania EDFA Ganflec Corporation Project Series E (IDR, PNC Bank NA LOC)§	0.38	11/01/2019	1,100,000
4,250,000	Pennsylvania EDFA Series A-2 (Miscellaneous Revenue, PNC Bank NA LOC)††§	0.35	05/01/2011	4,250,000
300,000	Pennsylvania EDFA Series B1 (IDR, PNC Bank NA LOC)§	0.45	05/01/2015	300,000
400,000	Pennsylvania EDFA Series B2 (IDR, PNC Bank NA LOC)§	0.45	08/01/2014	400,000
1,400,000	Pennsylvania EDFA Series D7 (IDR, PNC Bank NA LOC)††§	0.35	08/01/2022	1,400,000
2,000,000	Pennsylvania EDFA Series G10 (Port Authority Revenue, PNC Bank NA LOC)††§	0.35	12/01/2025	2,000,000
100,000	Pennsylvania EDFA Series G12 (IDR, PNC Bank NA LOC)††§	0.45	12/01/2013	100,000
350,000	Pennsylvania EDFA Series G6 (IDR, PNC Bank NA LOC)††§	0.45	12/01/2013	350,000
400,000	Pennsylvania EDFA Series H4 (IDR, PNC Bank NA LOC)§	0.45	12/01/2012	400,000
550,000	Pennsylvania EDFA Series J1 (Education Revenue, PNC Bank NA LOC)§	0.29	11/01/2030	550,000
500,000	Pennsylvania EDFA Series J1 (IDR, PNC Bank NA LOC)§	0.45	05/01/2015	500,000
3,150,000	Pennsylvania HFA Series 100C (Housing Revenue)§	0.31	04/01/2038	3,150,000
1,370,000	Pennsylvania State HEFAR of Independent Colleges Series E-3 (Education Revenue, JPMorgan Chase Bank LOC)§	0.32	11/01/2022	1,370,000
4,600,000	Pennsylvania State HEFAR of Independent Colleges Series K (Education Revenue, PNC Bank NA LOC)††§	0.29	11/01/2014	4,600,000
7,600,000	Pennsylvania State Public School Building Authority ROC-RR-II-R-11396 (Lease Revenue, FSA State Aid Withholding Insured)††§	0.33	12/01/2023	7,600,000
4,000,000	Pennsylvania State University Project Series B (Education Revenue)§	0.40	06/01/2031	4,000,000
800,000	Philadelphia PA Authority for Industrial Development Project (IDR, PNC Bank NA LOC)§	0.38	12/01/2014	800,000
1,200,000	Philadelphia PA Hospital and Higher Education Facilities Authority Childrens Hospital Series A (Hospital Revenue)§	0.26	07/01/2022	1,200,000
400,000	Philadelphia PA Hospital and Higher Education Facilities Authority Childrens Hospital Series A (Hospital Revenue)§	0.26	02/15/2014	400,000
3,600,000	Philadelphia PA School District Series F (GO — Local, Barclays Bank plc LOC, State Aid Withholding Insured)§	0.26	09/01/2030	3,600,000
1,000,000	RBC Municipal Products Incorporated Trust Series C13 (Hospital Revenue, Royal Bank of Canada LOC)††§	0.29	11/01/2011	1,000,000
5,540,000	RBC Municipal Products Incorporated Trust Series E-11 (Hospital Revenue)††§	0.30	02/01/2012	5,540,000
5,800,000	RBC Municipal Products Incorporated Trust Series E-16 (Hospital Revenue, Royal Bank of Canada LOC)††§	0.29	04/15/2039	5,800,000
1,990,000	Westmoreland County PA Industrial Development Project (IDR, PNC Bank NA LOC)§	0.39	04/01/2017	1,990,000
				155,305,000

Puerto Rico: 3.57%

Variable Rate Demand Notes: 3.57%
6,000,000	Puerto Rico Sales Tax Finance Corporation ROC-RR-II-R-11761 (Tax Revenue)††§	0.30	12/01/2047	6,000,000

Utah: 1.99%

Variable Rate Demand Notes: 1.99%
3,345,000	Merrill Lynch PFOTER Series 1008 Class A (Housing Revenue, FHLMC Insured)††§	0.32	01/01/2027	3,345,000

106 Wells Fargo Advantage Money Market Funds	Portfolio of Investments—January 31, 2011

PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Virginia: 0.12%

Variable Rate Demand Notes: 0.12%
$200,000	Virginia Commonwealth University Health System Authority Series B (Hospital Revenue, Branch Banking & Trust LOC)§	0.28%	07/01/2037	$200,000

Total Municipal Bonds and Notes (Cost $167,500,000)				167,500,000

Total Investments in Securities
(Cost $167,500,000)*	99.78%			167,500,000
Other Assets and Liabilities, Net	0.22			361,340

Total Net Assets	100.00%			$167,861,340

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

§	These securities are subject to a demand feature which reduces the effective maturity.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

108 Wells Fargo Advantage Money Market Funds	Statements of Assets and Liabilities—January 31, 2011

	California Municipal	Municipal Cash
	Money Market	Management Money
	Fund	Market Fund

Assets
Investments in unaffiliated securities, at amortized cost	$2,819,831,647	$4,431,801,644
Cash	36,818	26,010
Receivable for investments sold	4,193,000	8,051,000
Receivable for Fund shares sold	737	0
Receivable for interest	1,149,828	3,625,873
Receivable from investment adviser	504,260	0
Prepaid expenses and other assets	0	44,388

Total assets	2,825,716,290	4,443,548,915

Liabilities
Dividends payable	42,774	336,133
Payable for Fund shares redeemed	2,235,187	4,413,731
Investment advisory fee payable	0	13,702
Distribution fees payable	121,836	0
Due to other related parties	574,368	528,185
Shareholder report expenses payable	0	0
Shareholder servicing fees payable	389,032	83,646
Professional fees payable	41,355	80,906
Accrued expenses and other liabilities	85,815	602,550

Total liabilities	3,490,367	6,058,853

Total net assets	$2,822,225,923	$4,437,490,062

NET ASSETS CONSIST OF
Paid-in capital	$2,822,236,663	$4,437,550,812
Undistributed (overdistributed) net investment income	(5,862)	83,350
Accumulated net realized gains (losses) on investments	(4,878)	(144,100)

Total net assets	$2,822,225,923	$4,437,490,062

COMPUTATION OF NET ASSET VALUE PER SHARE*
Net assets — Class A	$1,486,875,841	NA
Shares outstanding — Class A	1,486,885,872	NA
Net asset value per share — Class A	$1.00	NA
Net assets — Administrator Class	$100,016	$9,626,883
Shares outstanding — Administrator Class	100,016	9,626,814
Net asset value per share — Administrator Class	$1.00	$1.00
Net assets — Institutional Class	$831,108,339	$4,115,192,156
Shares outstanding — Institutional Class	831,096,584	4,115,246,009
Net asset value per share — Institutional Class	$1.00	$1.00
Net assets — Investor Class	NA	NA
Shares outstanding — Investor Class	NA	NA
Net asset value per share — Investor Class	NA	NA
Net assets — Service Class	$101,301,247	$312,671,023
Shares outstanding — Service Class	101,302,697	312,674,981
Net asset value per share — Service Class	$1.00	$1.00
Net assets — Sweep Class	$402,840,480	NA
Shares outstanding — Sweep Class	402,840,025	NA
Net asset value per share — Sweep Class	$1.00	NA

*	Each Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities—January 31, 2011	Wells Fargo Advantage Money Market Funds 109

Municipal	National Tax-Free	New Jersey Municipal	New York Municipal	Pennsylvania Municipal
Money Market	Money Market	Money Market	Money Market	Money Market
Fund	Fund	Fund	Fund	Fund

$3,768,307,915	$4,849,923,485	$214,712,765	$414,634,610	$167,500,000
53,704	1,728,401	48,640	41,868	67,775
3,740,000	9,969,669	1,255,000	0	288,000
2,287,542	363,947	0	0	0
2,819,994	3,376,124	247,201	195,939	78,361
1,732,079	112,325	117,302	231,650	83,629
227,740	63,194	18,150	27,070	25,868

3,779,168,974	4,865,537,145	216,399,058	415,131,137	168,043,633

2,990	171,335	63	109	248
232,631	10,876,629	0	0	1,200
0	0	0	0	0
967,518	1,636	62,756	126,480	44,367
912,396	666,883	51,987	98,945	40,399
69,874	148,502	15,356	16,809	0
783,811	352,720	50,383	95,516	41,888
37,259	26,745	21,698	23,008	35,608
524,317	121,892	15,014	40,926	18,583

3,530,796	12,366,342	217,257	401,793	182,293

$3,775,638,178	$4,853,170,803	$216,181,801	$414,729,344	$167,861,340

$3,775,728,584	$4,853,131,637	$216,108,907	$414,727,826	$167,859,708
(123,932)	18	72,896	1,251	1,839
33,526	39,148	(2)	267	(207)

$3,775,638,178	$4,853,170,803	$216,181,801	$414,729,344	$167,861,340

$130,539,114	$945,917,136	$15,437,890	$11,466,962	$5,664,968
130,543,527	945,871,068	15,422,501	11,467,089	5,664,958
$1.00	$1.00	$1.00	$1.00	$1.00
NA	$361,735,093	NA	NA	NA
NA	361,716,498	NA	NA	NA
NA	$1.00	NA	NA	NA
$106,186,097	$2,888,542,434	NA	NA	NA
106,189,514	2,888,393,994	NA	NA	NA
$1.00	$1.00	NA	NA	NA
$209,040,869	NA	NA	NA	NA
209,047,160	NA	NA	NA	NA
$1.00	NA	NA	NA	NA
$96,340,503	$651,984,254	$8,834,021	$11,928,672	$26,686,284
96,344,384	651,950,939	8,826,395	11,928,812	26,686,486
$1.00	$1.00	$1.00	$1.00	$1.00
$3,233,531,595	$4,991,886	$191,909,890	$391,333,710	$135,510,088
3,233,634,373	4,991,578	191,721,851	391,345,007	135,509,999
$1.00	$1.00	$1.00	$1.00	$1.00

110 Wells Fargo Advantage Money Market Funds	Statements of Operations

	California Municipal			Municipal Cash
	Money Market			Management Money
	Fund			Market Fund[2]
	Period Ended		Year Ended	Period Ended		Year Ended
	January 31, 2011[1]		February 28, 2010	January 31, 2011[1]		February 28, 2010

Investment income
Interest	$8,367,991		$14,174,471	$17,566,412		$45,637,913
Dividends	0		0	0		124,682
Income from affiliated securities	0		0	0		20,938

Total investment income	8,367,991		14,174,471	17,566,412		45,783,533

Expenses
Investment advisory fee	4,104,932		8,873,354	4,795,894		7,981,369
Administration fees
Fund level	1,279,132		1,568,007	2,526,088		4,353,474
Class A	3,428,396		5,028,594	NA		NA
Administrator Class	58	[7]	NA	1,339	[8]	NA
Institutional Class	374,579		270,391	1,705,622		NA
Investor Class	NA		NA	NA		NA
Service Class	353,020		614,762	221,041		NA
Sweep Class	522,360	[7]	NA	NA		NA
Shareholder servicing fees
Class A	3,586,792		5,686,531	NA		NA
Administrator Class	55	[7]	NA	1,345	[8]	NA
Investor Class	NA		NA	NA		NA
Service Class	731,384		1,275,842	942,726	[13]	1,856,190	[13]
Sweep Class	593,586	[7]	NA	NA		NA
Class AD	NA		NA	16,578	[9]	47,629	[9]
Class IN	NA		NA	14,795	[9]	81,145	[9]
Class P	NA		NA	3,390	[12]	19,937	[12]
Distribution fees
Sweep Class	831,020	[7]	NA	NA		NA
Custody and accounting fees	197,470		742,171	748,868		1,765,199
Professional fees	29,412		46,863	127,266		230,656
Registration fees	37,389		11,090	301,777		173,980
Shareholder report expenses	55,392		147,424	31,268		52,141
Trustees’ fees and expenses	13,538		16,578	111,046		160,195
Transfer agent fees	0		0	65,749		111,102
Temporary guarantee program fees	0		1,072,457	0		1,528,596
Other fees and expenses	49,707		72,606	253,155		202,382

Total expenses	16,188,222		25,426,670	11,867,947		18,563,995
Less: Fee waivers and/or expense reimbursements	(8,618,607)		(12,698,317)	(1,648,631)		(325,054)

Net expenses	7,569,615		12,728,353	10,219,316		18,238,941

Net investment income	798,376		1,446,118	7,347,096		27,544,592

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Institutional Municipal Money Market Fund, which became the accounting and performance survivor in this transaction. The information for the periods prior to July 12, 2010 is that of Evergreen Institutional Municipal Money Market Fund.

3.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Municipal Money Market Fund, which became the accounting and performance survivor in this transaction. The information for the period prior to July 12, 2010 is that of Evergreen Municipal Money Market Fund.

4.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen New Jersey Municipal Money Market Fund, which became the accounting and performance survivor in this transaction. The information for the period prior to July 12, 2010 is that of Evergreen New Jersey Municipal Money Market Fund.

5.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen New York Municipal Money Market Fund, which became the accounting and performance survivor in this transaction. The information for the period prior to July 12, 2010 is that of Evergreen New York Municipal Money Market Fund.

6.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Pennsylvania Municipal Money Market Fund, which became the accounting and performance survivor in this transaction. The information for the period prior to July 12, 2010 is that of Evergreen Pennsylvania Municipal Money Market Fund.

7.	Class commenced operations on June 30, 2010.

8.	Class commenced operations on July 9, 2010.

9.	Class AD and Class IN shares of the predecessor fund became Institutional Class shares on July 12, 2010.

10.	Class I shares of the predecessor fund became Service Class shares on July 12, 2010.

11.	Class S shares of the predecessor fund became Sweep Class shares on July 12, 2010.

12.	Class P shares of the predecessor fund became Service Class shares on July 12, 2010.

13.	Class IS shares of the predecessor fund became Service Class shares on July 12, 2010.
The accompanying notes are an integral part of these financial statements.

Statements of Operations	Wells Fargo Advantage Money Market Funds 111

Municipal		National Tax-Free			New Jersey Municipal		New York Municipal	Pennsylvania Municipal
Money Market		Money Market			Money Market		Money Market	Money Market
Fund[3]		Fund			Fund[4]		Fund[5]	Fund[6]
Year Ended		Period Ended		Year Ended	Year Ended		Year Ended	Year Ended
January 31, 2011		January 31, 2011[1]		February 28, 2010	January 31, 2011		January 31, 2011	January 31, 2011

$13,631,002		$14,339,757		$27,055,521	$741,582		$1,328,981	$675,324
0		0		0	0		0	0
0		0		0	0		0	0

13,631,002		14,339,757		27,055,521	741,582		1,328,981	675,324

12,680,503		4,373,168		5,305,688	783,111		1,458,522	594,637

2,060,749		2,184,524		2,598,555	123,423		233,527	100,109
158,373		1,963,446		2,497,559	17,648		14,512	5,537
NA		360,364		498,556	NA		NA	NA
57,508	[8]	1,771,961		1,849,468	NA		NA	NA
325,267	[8]	NA		NA	NA		NA	NA
80,222	[10]	1,084,311		1,632,051	5,699	[10]	7,105 [10]	20,099	[10]
4,018,313	[11]	3,924	[7]	NA	212,201	[11]	433,528 [11]	153,721	[11]

357,867		1,985,846		2,836,566	44,849		39,891	13,758
NA		352,015		467,145	NA		NA	NA
301,173	[8]	NA		NA	NA		NA	NA
166,989	[10]	2,227,559		3,400,106	13,343	[10]	16,23810	46,286	[10]
13,663,638	[11]	4,451	[7]	NA	811,586	[11]	1,621,534 [11]	604,032	[11]
NA		NA		NA	NA		NA	NA
NA		NA		NA	NA		NA	NA
NA		NA		NA	NA		NA	NA

6,361,322	[11]	6,232	[7]	NA	371,655	[11]	765,545 [11]	271,219	[11]
636,448		270,553		1,241,129	41,168		69,472	27,798
81,272		33,296		49,054	30,612		33,729	28,474
40,638		124,643		44,597	44,496		52,555	50,196
143,577		150,686		201,402	34,204		36,100	20,052
116,656		9,766		16,578	11,147		17,752	11,834
642,298		0		0	19,843		40,870	21,297
0		0		1,358,474	0		0	0
439,390		112,535		143,099	4,951		10,180	6,340

42,332,203		17,019,280		24,140,027	2,569,936		4,851,060	1,975,389
(29,024,727)		(5,826,873)		(6,646,356)	(1,850,742)		(3,541,654)	(1,303,709)

13,307,476		11,192,407		17,493,671	719,194		1,309,406	671,680

323,526		3,147,350		9,561,850	22,388		19,575	3,644

112 Wells Fargo Advantage Money Market Funds	Statements of Operations

	California Municipal		Municipal Cash
	Money Market		Management Money
	Fund		Market Fund[2]
	Period Ended	Year Ended	Period Ended	Year Ended
	January 31, 2011[1]	February 28, 2010	January 31, 2011[1]	February 28, 2010

Net realized gains (losses) on unaffiliated securities	$0	$(4,878)	$309,145	$(85,931)
Net increase from payments by affiliate	0	0	284,000	0

Net realized gains (losses) on investments	0	(4,878)	593,145	(85,931)

Net increase in net assets resulting from operations	$798,376	$1,441,240	$7,940,241	$27,458,661

The accompanying notes are an integral part of these financial statements.

Statements of Operations	Wells Fargo Advantage Money Market Funds 113

Municipal	National Tax-Free		New Jersey Municipal	New York Municipal	Pennsylvania Municipal
Money Market	Money Market		Money Market	Money Market	Money Market
Fund[3]	Fund		Fund[4]	Fund[5]	Fund[6]
Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
January 31, 2011	January 31, 2011[1]	February 28, 2010	January 31, 2011	January 31, 2011	January 31, 2011
$132,881	$133,587	$329,201	$3,817	$1,809	$(13)
61,000	0	0	0	0	0

193,881	133,587	329,201	3,817	1,809	(13)

$517,407	$3,280,937	$9,891,051	$26,205	$21,384	$3,631

114 Wells Fargo Advantage Money Market Funds	Statements of Changes in Net Assets

			California Municipal Money Market Fund
			Period Ended		Year Ended		Year Ended
			January 31, 2011[1]		February 28, 2010		February 28, 2009
Operations
Net investment income			$798,376		$1,446,118		$63,179,147
Net realized gains (losses) on investments			0		(4,878)		666,351

Net increase in net assets resulting from operations			798,376		1,441,240		63,845,498

Distributions to shareholders from
Net investment income
Class A			(155,827)		(321,031)		(45,403,227)
Administrator Class			(16)[2]		NA		NA
Institutional Class			(580,733)		(765,282)		(4,676,760)
Service Class			(34,310)		(359,805)		(13,097,748)
Sweep Class			(27,487)[2]		NA		NA
Net realized gains
Class A			0		(123,014)		(521,362)
Institutional Class			0		(17,769)		(45,226)
Service Class			0		(27,272)		(130,023)

Total distributions to shareholders			(798,373)		(1,614,173)		(63,874,346)

	Shares			Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,758,649,756		1,758,649,756	2,402,281,400	2,402,281,400	4,548,812,448	4,548,812,448
Administrator Class	100,000	[2]	100,000 [2]	NA	NA	NA	NA
Institutional Class	1,947,266,295		1,947,266,295	1,790,297,628	1,790,297,628	2,067,029,869	2,067,029,869
Service Class	602,791,622		602,791,622	742,085,161	742,085,161	1,881,382,541	1,881,382,541
Sweep Class	948,753,970	[2]	948,753,970 [2]	NA	NA	NA	NA

			5,257,561,643		4,934,664,189		8,497,224,858

Reinvestment of distributions
Class A	143,754		143,754	417,490	417,490	43,357,812	43,357,812
Administrator Class	16	[2]	16 [2]	NA	NA	NA	NA
Institutional Class	311,627		311,627	464,816	464,816	3,288,168	3,288,168
Service Class	7,386		7,386	108,140	108,140	4,343,250	4,343,250
Sweep Class	27,487	[2]	27,487 [2]	NA	NA	NA	NA

			490,270		990,446		50,989,230

Please see footnotes p. 124.
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Money Market Funds 115

Municipal Cash Management Money Market Fund[3]
Period Ended			Year Ended				Year Ended
January 31, 2011[1]			February 28, 2010				February 28, 2009

		$7,347,096				$27,544,592			$148,754,084
		593,145				(85,931)			311,798

		7,940,241				27,458,661			149,065,882

		NA				NA			NA
		(904)[5]				NA			NA
		(7,308,872)[8]				(26,535,443)[8]			(135,124,520)[8]
		(37,325)[9]				(1,625,517)[9]			(16,128,132)[9]
		NA				NA			NA

		NA				NA			NA
		0				0			0
		0				NA			NA

		(7,347,101)				(28,160,960)			(151,252,652)

Shares			Shares				Shares

NA		NA	NA			NA	NA		NA
9,625,910	[5]	9,625,910 [5]	NA			NA	NA		NA
14,257,502,953	[8]	14,257,502,953 [8]	19,649,803,982		[8]	19,649,803,982 [8]	27,237,723,728	[8]	27,237,723,728 [8]
1,392,635,202	[9]	1,392,635,202 [9]	1,225,199,778	[9]		1,225,199,778 [9]	1,747,902,142	[9]	1,747,902,142 [9]
NA		NA	NA			NA	NA		NA

		15,659,764,065				20,875,003,760			28,985,625,870

NA		NA	NA			NA	NA		NA
9045		9045	NA			NA	NA		NA
2,354,7198		2,354,7198	9,620,6928			9,620,6928	52,212,0408		52,212,0408
14,6149		14,6149	1,057,8899			1,057,8899	10,422,1739		10,422,1739
NA		NA	NA			NA	NA		NA

		2,370,237				10,678,581			62,634,213

116 Wells Fargo Advantage Money Market Funds	Statements of Changes in Net Assets

	California Municipal Money Market Fund
	Period Ended		Year Ended		Year Ended
	January 31, 2011[1]		February 28, 2010		February 28, 2009
	Shares		Shares		Shares
Capital share transactions(continued)
Payment for shares redeemed
Class A	(2,228,327,432)	$(2,228,327,432)	(3,746,180,886)	$(3,746,180,886)	(5,137,690,921)	$(5,137,690,921)
Institutional Class	(1,747,941,455)	(1,747,941,455)	(1,924,963,024)	(1,924,963,024)	(1,699,743,739)	(1,699,743,739)
Service Class	(899,182,277)	(899,182,277)	(1,053,686,469)	(1,053,686,469)	(2,147,637,038)	(2,147,637,038)
Sweep Class	(983,907,411)[2]	(983,907,411)[2]	NA	NA	NA	NA

		(5,859,358,575)		(6,724,830,379)		(8,985,071,698)

Net asset value of shares issued in acquisitions
Class A	8,219,387	8,208,874	0	0	0	0
Institutional Class	395,086,399	395,098,848	0	0	0	0
Service Class	134,479	134,798	0	0	0	0
Sweep Class	437,965,979	437,916,409	NA	NA	NA	NA

		841,358,929		0		0

Net increase (decrease) in net assets resulting from capital share transactions		240,052,267		(1,789,175,744)		(436,857,610)

Total increase (decrease) in net assets		240,052,270		(1,789,348,677)		(436,886,458)

Net assets
Beginning of period		2,582,173,653		4,371,522,330		4,808,408,788

End of period		$2,822,225,923		$2,582,173,653		$4,371,522,330

Undistributed (overdistributed) net investment income		$(5,862)		$(1,037)		$(1,037)

Please see footnotes p. 124.
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Money Market Funds 117

Municipal Cash Management Money Market Fund[3]
Period Ended		Year Ended		Year Ended
January 31, 2011[1]		February 28, 2010		February 28, 2009
Shares		Shares		Shares

NA	$ NA	NA	$ NA	NA	$ NA
(14,868,373,142)[8]	(14,868,373,142)[8]	(21,230,923,159)[8]	(21,230,923,159)[8]	(26,942,239,374)[8]	(26,942,239,374)[8]
(1,647,501,899)[9]	(1,647,501,899)[9]	(1,492,774,645)[9]	(1,492,774,645)[9]	(1,678,195,537)[9]	(1,678,195,537)[9]
NA	NA	NA	NA	NA	NA

	(16,515,875,041)		(22,723,697,804)		(28,620,434,911)

NA	NA	NA	NA	NA	NA
0	0	0	0	0	0
0	0	0	0	0	0
NA	NA	NA	NA	NA	NA

	0		0		0

	(853,740,739)		(1,838,015,463)		427,825,172

	(853,147,599)		(1,838,717,762)		425,638,402

	5,290,637,661		7,129,355,423		6,703,717,021

	$4,437,490,062		$5,290,637,661		$7,129,355,423

	$83,350		$83,355		$616,973

118 Wells Fargo Advantage Money Market Funds	Statements of Changes in Net Assets

	Municipal Money Market Fund[4]
	Year Ended			Year Ended
	January 31, 2011[4]			January 31, 2010

Operations
Net investment income			$323,526			$1,782,234
Net realized gains (losses) on investments			193,881			87,539

Net increase in net assets resulting from operations			517,407			1,869,773

Distributions to shareholders from
Net investment income
Class A			(12,772)			(232,959)
Administrator Class			NA			NA
Institutional Class			(113,677)[5]			NA
Investor Class			(10,247)[5]			NA
Service Class			(14,309)[6]			(527,274)[6]
Sweep Class			(356,908)[7]			(1,215,598)[7]
Net realized gains
Class A			(2,337)			0
Administrator Class			NA			NA
Institutional Class			(1,998)[5]			NA
Investor Class			(3,868)[5]			NA
Service Class			(2,281)[6]			0	[6]
Sweep Class			(60,742)[7]			0	[7]

Total distributions to shareholders			(579,139)			(1,975,831)

	Shares			Shares
Capital share transactions
Proceeds from shares sold
Class A	338,694,969		338,694,969	1,020,849,399		1,020,849,399
Administrator Class	NA		NA	NA		NA
Institutional Class	435,018,169	[5]	435,018,169 [5]	NA		NA
Investor Class	45,678,331	[5]	45,678,331 [5]	NA		NA
Service Class	91,720,582	[6]	91,720,582 [6]	156,008,755	[6]	156,008,755	[6]
Sweep Class	12,432,288,193	[7]	12,432,288,193 [7]	16,926,853,953	[7]	16,926,853,953	[7]

			13,343,400,244			18,103,712,107

Reinvestment of distributions
Class A	16,511		16,511	224,172		224,172
Administrator Class	NA		NA	NA		NA
Institutional Class	120,9705		120,9705	NA		NA
Investor Class	15,747	[5]	15,747 [5]	NA		NA
Service Class	8,208	[6]	8,208 [6]	272,776	[6]	272,776	[6]
Sweep Class	416,642	[7]	416,642 [7]	1,215,596	[7]	1,215,596	[7]

			578,078			1,712,544

Please see footnotes p. 124.
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Money Market Funds 119

National Tax-Free Money Market Fund
Period Ended			Year Ended		Year Ended
January 31, 2011[1]			February 28, 2010		February 28, 2009

		$3,147,350		$9,561,850		$95,033,256
		133,587		329,201		723,479

		3,280,937		9,891,051		95,756,735

		(89,245)		(556,154)		(20,489,704)
		(135,401)		(910,229)		(8,905,643)
		(2,832,178)		(6,501,763)		(39,431,748)
		NA		NA		NA
		(90,345)		(1,593,687)		(26,206,163)
		(178)[2]		NA		NA

		(22,813)		(84,941)		(293,961)
		(8,587)		(38,014)		(96,168)
		(65,322)		(169,665)		(359,482)
		NA		NA		NA
		(21,744)		(90,859)		(330,682)
		(262)[2]		NA		NA

		(3,266,075)		(9,945,312)		(96,113,551)

Shares			Shares		Shares

1,395,771,868		1,395,771,868	1,205,818,801	1,205,818,801	2,123,658,304	2,123,658,304
296,173,817		296,173,817	470,840,097	470,840,097	634,488,238	634,488,238
12,910,627,926		12,910,627,926	8,019,262,600	8,019,262,600	10,580,163,832	10,580,163,832
NA		NA	NA	NA	NA	NA
1,294,037,180		1,294,037,180	1,614,119,092	1,614,119,092	2,883,412,321	2,883,412,321
14,993,156	[2]	14,993,156 [2]	NA	NA	NA	NA

		15,911,603,947		11,310,040,590		16,221,722,695

110,580		110,580	644,234	644,234	20,254,527	20,254,527
127,177		127,177	916,869	916,869	8,739,557	8,739,557
1,410,010		1,410,010	3,701,725	3,701,725	19,983,612	19,983,612
NA		NA	NA	NA	NA	NA
13,322		13,322	248,690	248,690	4,852,802	4,852,802
440	[2]	440 [2]	NA	NA	NA	NA

		1,661,529		5,511,518		53,830,498

120 Wells Fargo Advantage Money Market Funds	Statements of Changes in Net Assets

	Municipal Money Market Fund[4]
	Year Ended		Year Ended
	January 31, 2011		January 31, 2010
	Shares		Shares
Capital share transactions (continued)
Payment for shares redeemed
Class A	(357,429,599)	$(357,429,599)	(1,201,483,323)	$(1,201,483,323)
Administrator Class	NA	NA	NA	NA
Institutional Class	(448,541,602)[5]	(448,541,602)[5]	NA	NA
Investor Class	(62,794,956)[5]	(62,794,956)[5]	NA	NA
Service Class	(149,853,701)[6]	(149,853,701)[6]	(267,526,391)[6]	(267,526,391)[6]
Sweep Class	(12,726,232,651)[7]	(12,726,232,651)[7]	(15,886,626,897)[7]	(15,886,626,897)[7]

		(13,744,852,509)		(17,355,636,611)

Net asset value of shares issued in acquisitions
Class A		100,000		0
Institutional Class		119,591,229		NA
Investor Class		226,146,551		NA
Service Class		100,000		0
Sweep Class		100,000		0

		346,037,780		0

Net increase (decrease) in net assets resulting from capital share transactions		(54,836,407)		749,788,040

Total increase (decrease) in net assets		(54,898,139)		749,681,982

Net assets
Beginning of period		3,830,536,317		3,080,854,335

End of period		$3,775,638,178		$3,830,536,317

Undistributed (overdistributed) net investment income		$(123,932)		$13,047

Please see footnotes p. 124.
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Money Market Funds 121

National Tax-Free Money Market Fund
Period Ended		Year Ended		Year Ended
January 31, 2011[1]		February 28, 2010		February 28, 2009
Shares		Shares		Shares

(1,468,465,692)	$(1,468,465,692)	(1,756,338,646)	$(1,756,338,646)	(2,137,935,035)	$(2,137,935,035)
(354,495,225)	(354,495,225)	(569,314,030)	(569,314,030)	(643,344,000)	(643,344,000)
(12,180,378,396)	(12,180,378,396)	(8,355,250,035)	(8,355,250,035)	(9,622,792,083)	(9,622,792,083)
NA	NA	NA	NA	NA	NA
(1,697,327,637)	(1,697,327,637)	(2,433,961,093)	(2,433,961,093)	(2,687,176,781)	(2,687,176,781)
(10,002,018)[2]	(10,002,018)[2]	NA	NA	NA	NA

	(15,710,668,968)		(13,114,863,804)		(15,091,247,899)

0	0	0	0	0	0
107,938,955	107,942,643	0	0	0	0
NA	NA	NA	NA	NA	NA
0	0	0	0	0	0
0	0	NA	NA	NA	NA

	107,942,643		0		0

	310,539,151		(1,799,311,696)		1,184,305,294

	310,554,013		(1,799,365,957)		1,183,948,478

	4,542,616,790		6,341,982,747		5,158,034,269

	$4,853,170,803		$4,542,616,790		$6,341,982,747

	$18		$15		$(2)

122 Wells Fargo Advantage Money Market Funds	Statements of Changes in Net Assets

	New Jersey Municipal Money Market Fund[10]
	Year Ended			Year Ended
	January 31, 2011			January 31, 2010
Operations
Net investment income			$22,388			$129,030
Net realized gains (losses) on investments			3,817			18,515

Net increase in net assets resulting from operations			26,205			147,545

Distributions to shareholders from
Net investment income
Class A			(1,760)			(31,931)
Service Class			(1,142)[6]			(26,602)[6]
Sweep Class			(19,486)[7]			(70,567)[7]
Net realized gains
Class A			(260)			0
Service Class			(138)[6]			0	[6]
Sweep Class			(2,939)[7]			0	[7]

Total distributions to shareholders			(25,725)			(129,100)

	Shares			Shares
Capital share transactions
Proceeds from shares sold
Class A	17,056,974		17,056,974	80,794,986		80,794,986
Service Class	17,077,270	[6]	17,077,270 [6]	23,822,733	[6]	23,822,733	[6]
Sweep Class	1,077,592,170	[7]	1,077,592,170 [7]	1,391,325,021	[7]	1,391,325,021	[7]

			1,111,726,414			1,495,942,740

Reinvestment of distributions
Class A	1,841		1,841	30,016		30,016
Service Class	371	[6]	371 [6]	8,557	[6]	8,557	[6]
Sweep Class	22,425	[7]	22,425 [7]	70,567	[7]	70,567	[7]

			24,637			109,140

Please see footnotes p. 124.
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Money Market Funds 123

New York Municipal Money Market Fund[11]								Pennsylvania Municipal Money Market Fund[12]
Year Ended				Year Ended				Year Ended				Year Ended
January 31, 2011				January 31, 2010				January 31, 2011				January 31, 2010

		$19,575				$154,300				$3,644				$277,820
		1,809				2,419				(13)				5,766

		21,384				156,719				3,631				283,586

		(1,936)				(8,072)				(840)				(37,643)
		(1,769)[6]				(21,512)[6]				(5,893)[6]				(177,820)[6]
		(42,340)[7]				(124,722)[7]				(22,237)[7]				(62,350)[7]

		0				0				0				0
		0	[6]			0	[6]			0	[6]			0	[6]
		0	[7]			0	[7]			0	[7]			0	[7]

		(46,045)				(154,306)				(28,970)				(277,813)

Shares				Shares				Shares				Shares

40,186,012		40,186,012		48,525,578		48,525,578		13,465,509		13,465,509		90,699,424		90,699,424
79,156,755	[6]	79,156,755	[6]	57,193,788	[6]	57,193,788	[6]	153,136,397	[6]	153,136,397	[6]	72,263,556	[6]	72,263,556	[6]
1,237,044,799	[7]	1,237,044,799	[7]	1,531,873,883	[7]	1,531,873,883	[7]	770,557,711	[7]	770,557,711	[7]	878,089,606	[7]	878,089,606	[7]

		1,356,387,566				1,637,593,249				937,159,617				1,041,052,586

1,387		1,387		7,271		7,271		720		720		37,579		37,579
216	[6]	216	[6]	3,726	[6]	3,726	[6]	722	[6]	722	[6]	15,372	[6]	15,372	[6]
42,340	[7]	42,340	[7]	124,722	[7]	124,722	[7]	21,004	[7]	21,004	[7]	62,350	[7]	62,350	[7]

		43,943				135,719				22,446				115,301

124 Wells Fargo Advantage Money Market Funds	Statements of Changes in Net Assets

	New Jersey Municipal Money Market Fund[10]
	Year Ended		Year Ended
	January 31, 2011		January 31, 2010
	Shares		Shares
Capital share transactions (continued)
Payment for shares redeemed
Class A	(21,483,188)	$(21,483,188)	(96,868,932)	$(96,868,932)
Service Class	(18,926,791)[6]	(18,926,791)[6]	(32,263,657)[6]	(32,263,657)[6]
Sweep Class	(1,099,058,988)[7]	(1,099,058,988)[7]	(1,403,466,529)[7]	(1,403,466,529)[7]

		(1,139,468,967)		(1,532,599,118)

Net increase (decrease) in net assets resulting from capital share transactions		(27,717,916)		(36,547,238)

Total increase (decrease) in net assets		(27,717,436)		(36,528,793)

Net assets
Beginning of period		243,899,237		280,428,030

End of period		$216,181,801		$243,899,237

Undistributed net investment income		$72,896		$72,608

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Class commenced operations on June 30, 2010.

3.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Institutional Municipal Money Market Fund, which became the accounting and performance survivor in this transaction. The information for the periods prior to July 12, 2010 is that of Evergreen Institutional Municipal Money Market Fund.

4.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Municipal Money Market Fund, which became the accounting and performance survivor in this transaction. The information for the periods prior to July 12, 2010 is that of Evergreen Municipal Money Market Fund.

5.	Class commenced operations on July 9, 2010.

6.	Class I shares of the predecessor fund became Service Class shares on July 12, 2010.

7.	Class S shares of the predecessor fund became Sweep Class shares on July 12, 2010.

8.	Amount includes Class I, Class AD and Class IN shares of the predecessor fund which became Institutional Class shares on July 12, 2010.

9.	Amount includes Class IS and Class P shares of the predecessor fund which became Service Class shares on July 12, 2010.

10.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen New Jersey Municipal Money Market Fund, which became the accounting and performance survivor in this transaction. The information for the periods prior to July 12, 2010 is that of Evergreen New Jersey Municipal Money Market Fund.

11.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen New York Municipal Money Market Fund, which became the accounting and performance survivor in this transaction. The information for the periods prior to July 12, 2010 is that of Evergreen New York Municipal Money Market Fund.

12.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Pennsylvania Municipal Money Market Fund, which became the accounting and performance survivor in this transaction. The information for the periods prior to July 12, 2010 is that of Evergreen Pennsylvania Municipal Money Market Fund.
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Money Market Funds 125

New York Municipal Money Market Fund[11]				Pennsylvania Municipal Money Market Fund[12]
Year Ended		Year Ended		Year Ended		Year Ended
January 31, 2011		January 31, 2010		January 31, 2011		January 31, 2010
Shares		Shares		Shares		Shares

(46,935,972)	$(46,935,972)	(55,884,650)	$(55,884,650)	(12,326,698)	$(12,326,698)	(122,567,147)	$(122,567,147)
(77,001,001)[6]	(77,001,001)[6]	(59,672,551)[6]	(59,672,551)[6]	(156,542,664)[6]	(156,542,664)[6]	(134,191,636)[6]	(134,191,636)[6]
(1,249,894,067)[7]	(1,249,894,067)[7]	(1,485,463,944)[7]	(1,485,463,944)[7]	(792,319,259)[7]	(792,319,259)[7]	(897,122,837)[7]	(897,122,837)[7]

	(1,373,831,040)		(1,601,021,145)		(961,188,621)		(1,153,881,620)

	(17,399,531)		36,707,823		(24,006,558)		(112,713,733)

	(17,424,192)		36,710,236		(24,031,897)		(112,707,960)

	432,153,536		395,443,300		191,893,237		304,601,197

	$414,729,344		$432,153,536		$167,861,340		$191,893,237

	$1,251		$26,470		$1,839		$27,165

126 Wells Fargo Advantage Money Market Funds	Financial Highlights

	Beginning		Net Realized	Distributions
	Net Asset	Net	and Unrealized	from Net
	Value Per	Investment	Gains (Losses)	Investment
	Share	Income	on Investments	Income

California Municipal Money Market Fund
Administrator Class
June 30, 2010[2] to January 31, 2011	$1.00	0.004	0.004	(0.00)[4]
Institutional Class
March 1, 2010 to January 31, 2010[3]	$1.00	0.004	0.004	(0.00)[4]
March 1, 2009 to February 28, 2010	$1.00	0.004	0.00	(0.00)[4]
March 31, 2008[2] to February 28, 2009	$1.00	0.01	0.00	(0.01)
Service Class
March 1, 2010 to January 31, 2011[3]	$1.00	0.004	0.004	(0.00)[4]
March 1, 2009 to February 28, 2010	$1.00	0.004	0.00	(0.00)[4]
March 1, 2008 to February 28, 2009	$1.00	0.01	0.00	(0.01)
March 1, 2007 to February 28, 2008	$1.00	0.03	0.00	(0.03)
March 1, 2006 to February 28, 2007	$1.00	0.03	0.00	(0.03)
April 1, 2005 to February 28, 2006[5]	$1.00	0.02	0.00	(0.02)

Municipal Cash Management Money Market Fund[6]

Administrator Class
July 9, 2010[2], 2010 to January 31, 2011	$1.00	0.004	0.004	(0.00)[4]
Institutional Class[7]
March 1, 2010 to January 31, 2011[3]	$1.00	0.004	0.004	(0.00)[4]
March 1, 2009 to February 28, 2010	$1.00	0.004	0.00	(0.00)[4]
March 1, 2008 to February 28, 2009	$1.00	0.02	0.00	(0.02)
March 1, 2007 to February 28, 2008	$1.00	0.03	0.00	(0.03)
March 1, 2006 to February 28, 2007	$1.00	0.03	0.00	(0.03)
March 1, 2005 to February 28, 2006	$1.00	0.03	0.00	(0.03)
Service Class[8]
March 1, 2010 to February 28, 2011[3]	$1.00	0.004	0.004	(0.00)[4]
March 1, 2009 to February 28, 2010	$1.00	0.004	0.00	(0.00)[4]
March 1, 2008 to February 28, 2009	$1.00	0.02	0.00	(0.02)
March 1, 2007 to February 28, 2008	$1.00	0.03	0.00	(0.03)
March 1, 2006 to February 28, 2007	$1.00	0.03	0.00	(0.03)
March 1, 2005 to February 28, 2006	$1.00	0.02	0.00	(0.02)

1.	Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

2.	Commencement of class operations.

3.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

4.	Amount is less than $0.005.

5.	The Fund changed its fiscal year end from March 31 to February 28.

6.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Institutional Municipal Money Market Fund, which became the accounting and performance survivor in this transaction.

7.	The financial highlights for the periods prior to July 12, 2010 are those of Class I of Evergreen Institutional Municipal Money Market Fund.

8.	The financial highlights for the periods prior to July 12, 2010 are those of Class IS of Evergreen Institutional Municipal Money Market Fund.

9.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Municipal Money Market Fund, which became the accounting and performance survivor in this transaction.

10.	Evergreen Municipal Money Market Fund, the accounting and performance survivor in the reorganization, did not have Institutional Class shares. As a result, accounting and performance information for Institutional Class commenced operations on July 9, 2010.

11.	The financial highlights for the periods prior to July 12, 2010 are those of Class I of Evergreen Municipal Money Market Fund.

12.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen New Jersey Municipal Money Market Fund, which became the accounting and performance survivor in this transaction.

13.	The financial highlights for the periods prior to July 12, 2010 are those of Class I of Evergreen New Jersey Municipal Money Market Fund.

14.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen New York Municipal Money Market Fund, which became the accounting and performance survivor in this transaction.

15.	The financial highlights for the periods prior to July 12, 2010 are those of Class I of Evergreen New York Municipal Money Market Fund.

16.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Pennsylvania Municipal Money Market Fund, which became the accounting and performance survivor in this transaction.

17.	The financial highlights for the periods prior to July 12, 2010 are those of Class I of Evergreen Pennsylvania Municipal Money Market Fund.
The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Money Market Funds 127

Distributions	Ending
from Net	Net Asset	Ratio to Average Net Assets (Annualized)				Net Assets at
Realized	Value Per	Net Investment	Gross	Net	Total	End of Period
Gains	Share	Income	Expenses	Expenses	Return[1]	(000’s omitted)

0.00	$1.00	0.03%	0.37%	0.30%	0.01%	$100

0.00	$1.00	0.12%	0.28%	0.20%	0.12%	$831,108
(0.00)[4]	$1.00	0.23%	0.48%	0.24%	0.20%	$236,353
(0.00)[4]	$1.00	1.59%	0.46%	0.22%	1.47%	$370,572

0.00	$1.00	0.01%	0.62%	0.32%	0.01%	$101,301
(0.00)[4]	$1.00	0.07%	0.77%	0.38%	0.06%	$397,508
(0.00)[4]	$1.00	1.43%	0.75%	0.47%	1.42%	$709,029
0.00	$1.00	2.94%	0.73%	0.45%	3.05%	$970,945
0.00	$1.00	3.01%	0.73%	0.45%	3.06%	$500,204
0.00	$1.00	2.18%	0.74%	0.45%	2.04%	$416,048

0.00	$1.00	0.07%	0.38%	0.30%	0.03%	$9,627

0.00	$1.00	0.18%	0.24%	0.21%	0.16%	$4,115,192
0.00	$1.00	0.40%	0.23%	0.23%	0.40%	$4,580,024
0.00	$1.00	2.10%	0.22%	0.22%	2.20%	$6,154,387
0.00	$1.00	3.44%	0.21%	0.21%	3.49%	$5,671,591
0.00	$1.00	3.40%	0.22%	0.22%	3.47%	$7,122,239
0.00	$1.00	2.54%	0.22%	0.22%	2.56%	$6,721,625

0.00	$1.00	0.01%	0.50%	0.37%	0.01%	$312,671
0.00	$1.00	0.21%	0.48%	0.44%	0.20%	$564,325
0.00	$1.00	1.85%	0.47%	0.47%	1.95%	$830,779
0.00	$1.00	3.16%	0.46%	0.46%	3.23%	$732,031
0.00	$1.00	3.15%	0.47%	0.47%	3.21%	$676,614
0.00	$1.00	2.24%	0.47%	0.47%	2.31%	$688,734

128 Wells Fargo Advantage Money Market Funds	Financial Highlights

	Beginning			Net Realized		Distributions
	Net Asset	Net		and Unrealized		from Net
	Value Per	Investment		Gains (Losses)		Investment
	Share	Income		on Investments		Income

Municipal Money Market Fund[9]

Institutional Class[10]
July 9, 2010[2] to January 31, 2011	$1.00	0.00	[4]	0.00	[4]	(0.00)[4]

Service Class[11]
February 1 2010 to January 31, 2011	$1.00	0.00	[4]	0.00	[4]	(0.00)[4]
February 1, 2009 to January 31, 2010	$1.00	0.00	[4]	0.00		(0.00)[4]
February 1, 2008 to January 31, 2009	$1.00	0.02		0.00		(0.02)
February 1, 2007 to January 31, 2008	$1.00	0.03		0.00		(0.03)
February 1, 2006 to January 31, 2007	$1.00	0.03		0.00		(0.03)

National Tax-Free Money Market Fund
Administrator Class
March 1, 2010 to January 31, 2011[3]	$1.00	0.00	[4]	0.00	[4]	(0.00)[4]
March 1, 2009 to February 28, 2010	$1.00	0.00	[4]	0.00		(0.00)[4]
March 1, 2008 to February 28, 2009	$1.00	0.02		0.00		(0.02)
March 1, 2007 to February 29, 2008	$1.00	0.03		0.00		(0.03)
March 1, 2006 to February 38, 2007	$1.00	0.03		0.00		(0.03)
April 11, 2005[2] to February 28, 2006[5]	$1.00	0.02		0.00		(0.02)

Institutional Class
March 1, 2010 to January 31, 2011[3]	$1.00	0.00	[4]	0.00	[4]	(0.00)[4]
March 1, 2009 to February 28, 2010	$1.00	0.00	[4]	0.00		(0.00)[4]
March 1, 2008 to February 28, 2009	$1.00	0.02		0.00		(0.02)
March 1, 2007 to February 29, 2008	$1.00	0.03		0.00		(0.03)
March 1, 2006 to February 38, 2007	$1.00	0.03		0.00		(0.03)
April 1, 2005 to February 28, 2006[5]	$1.00	0.02		0.00		(0.02)

Service Class
March 1, 2010 to January 31, 2011[3]	$1.00	0.00	[4]	0.00	[4]	(0.00)[4]
March 1, 2009 to February 28, 2010	$1.00	0.00	[4]	0.00		(0.00)[4]
March 1, 2008 to February 28, 2009	$1.00	0.01		0.00		(0.01)
March 1, 2007 to February 29, 2008	$1.00	0.03		0.00		(0.03)
March 1, 2006 to February 28, 2007	$1.00	0.03		0.00		(0.03)
April 1, 2005 to February 28, 2006[5]	$1.00	0.02		0.00		(0.02)

New Jersey Municipal Money Market Fund[12]

Service Class[13]
February 1, 2010 to January 31, 2011	$1.00	0.00	[4]	0.00	[4]	(0.00)[4]
February 1, 2009 to January 31, 2010	$1.00	0.00	[4]	0.00		(0.00)[4]
February 1, 2008 to January 31, 2009	$1.00	0.02		0.00		(0.02)
February 1, 2007 to January 31, 2008	$1.00	0.03		0.00		(0.03)
February 1, 2006 to January 31, 2007	$1.00	0.03		0.00		(0.03)

New York Municipal Money Market Fund[14]

Service Class[15]
February 1, 2010 to January 31, 2011	$1.00	0.00	[4]	0.00	[4]	(0.00)[4]
February 1, 2009 to January 31, 2010	$1.00	0.00	[4]	0.00		(0.00)[4]
February 1, 2008 to January 31, 2009	$1.00	0.02		0.00		(0.02)
February 1, 2007 to January 31, 2008	$1.00	0.03		0.00		(0.03)
February 1, 2006 to January 31, 2007	$1.00	0.03		0.00		(0.03)

Pennsylvania Municipal Money Market Fund[16]

Service Class[17]
February 1, 2010 to January 31, 2011	$1.00	0.00	[4]	(0.00)[4]		(0.00)[4]
February 1, 2009 to January 31, 2010	$1.00	0.00	[4]	0.00		(0.00)[4]
February 1, 2008 to January 31, 2009	$1.00	0.02		0.00		(0.02)
February 1, 2007 to January 31, 2008	$1.00	0.03		0.00		(0.03)
February 1, 2006 to January 31, 2007	$1.00	0.03		0.00		(0.03)
Please see footnotes p. 126.
The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Money Market Funds 129

Distributions	Ending
from Net	Net Asset	Ratio to Average Net Assets (Annualized)				Net Assets at
Realized	Value Per	Net Investment	Gross	Net	Total	End of Period
Gains	Share	Income	Expenses	Expenses	Return[1]	(000’s omitted)

(0.00)[4]	$1.00	0.16%	0.45%	0.20%	0.09%	$106,186

(0.00)[4]	$1.00	0.01%	0.64%	0.35%	0.01%	$96,341
0.00	$1.00	0.23%	0.56%	0.46%	0.20%	$154,410
0.00	$1.00	1.88%	0.54%	0.51%	1.94%	$265,743
0.00	$1.00	3.22%	0.55%	0.52%	3.28%	$363,542
0.00	$1.00	3.06%	0.56%	0.53%	3.11%	$375,326

(0.00)[4]	$1.00	0.04%	0.36%	0.29%	0.04%	$361,735
(0.00)[4]	$1.00	0.18%	0.40%	0.31%	0.18%	$419,954
(0.00)[4]	$1.00	1.63%	0.40%	0.32%	1.68%	$517,520
0.00	$1.00	3.24%	0.38%	0.30%	3.27%	$517,666
0.00	$1.00	3.23%	0.38%	0.30%	3.28%	$541,840
0.00	$1.00	2.39%	0.39%	0.30%	2.21%	$561,788

(0.00)[4]	$1.00	0.13%	0.25%	0.20%	0.12%	$2,888,542
(0.00)[4]	$1.00	0.28%	0.29%	0.23%	0.27%	$2,048,774
(0.00)[4]	$1.00	1.77%	0.28%	0.22%	1.78%	$2,381,083
0.00	$1.00	3.31%	0.26%	0.20%	3.37%	$1,403,838
0.00	$1.00	3.35%	0.26%	0.20%	3.39%	$1,146,902
0.00	$1.00	2.46%	0.27%	0.20%	2.31%	$700,534

(0.00)[4]	$1.00	0.01%	0.53%	0.32%	0.01%	$651,984
(0.00)[4]	$1.00	0.12%	0.58%	0.40%	0.10%	$1,055,420
(0.00)[4]	$1.00	1.47%	0.57%	0.47%	1.52%	$1,875,018
0.00	$1.00	3.07%	0.55%	0.45%	3.12%	$1,674,047
0.00	$1.00	3.09%	0.55%	0.45%	3.13%	$1,303,728
0.00	$1.00	2.23%	0.56%	0.45%	2.08%	$1,160,594

(0.00)[4]	$1.00	0.01%	0.68%	0.32%	0.01%	$8,834
0.00	$1.00	0.21%	0.60%	0.46%	0.20%	$10,684
0.00	$1.00	1.60%	0.58%	0.58%	1.63%	$19,115
0.00	$1.00	3.07%	0.57%	0.57%	3.35%	$21,147
0.00	$1.00	3.02%	0.57%	0.57%	3.07%	$15,313

0.00	$1.00	0.01%	0.66%	0.30%	0.01%	$11,929
0.00	$1.00	0.15%	0.58%	0.44%	0.14%	$9,766
0.00	$1.00	1.69%	0.55%	0.55%	1.71%	$12,241
0.00	$1.00	3.13%	0.56%	0.56%	3.23%	$18,163
0.00	$1.00	2.98%	0.56%	0.56%	3.18%	$60,677

0.00	$1.00	0.01%	0.70%	0.36%	0.01%	$26,686
0.00	$1.00	0.31%	0.56%	0.49%	0.23%	$30,092
0.00	$1.00	1.87%	0.51%	0.51%	1.87%	$92,005
0.00	$1.00	3.21%	0.52%	0.52%	3.28%	$98,539
0.00	$1.00	3.10%	0.52%	0.52%	3.14%	$62,522

130 Wells Fargo Advantage Money Market Funds	Notes to Financial Statements
1. ORGANIZATION
Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following funds: Wells Fargo Advantage California Municipal Money Market Fund (“California Municipal Money Market Fund”), Wells Fargo Advantage Municipal Cash Management Money Market Fund (“Municipal Cash Management Money Market Fund”), Wells Fargo Advantage Municipal Money Market Fund (“Municipal Money Market Fund”), Wells Fargo Advantage National Tax-Free Money Market Fund (“National Tax-Free Money Market Fund”), Wells Fargo Advantage New Jersey Municipal Money Market Fund (“New Jersey Municipal Money Market Fund”), Wells Fargo Advantage New York Municipal Money Market Fund (“New York Municipal Money Market Fund”) and Wells Fargo Advantage Pennsylvania Municipal Money Market Fund (“Pennsylvania Municipal Money Market Fund”) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.
After the close of business on July 9, 2010, the net assets of various Evergreen Funds were acquired by various Wells Fargo Advantage Funds, which were created to receive the assets of the respective Evergreen Fund, in an exchange for shares of the Wells Fargo Advantage Fund. As the various Evergreen Funds contributed all of the net assets and shareholders to the newly created Wells Fargo Advantage Fund, the accounting and performance history of the Evergreen Fund has been carried forward in the financial statements contained herein.

Wells Fargo Advantage Fund	Acquired Evergreen Fund
Municipal Cash Management Money Market Fund	Evergreen Institutional Municipal Money Market Fund
New Jersey Municipal Money Market Fund	Evergreen New Jersey Municipal Money Market Fund
New York Municipal Money Market Fund	Evergreen New York Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund	Evergreen Pennsylvania Municipal Money Market Fund
Class AD, Class IS, Class I, Class IN and Class P shares of Evergreen Institutional Municipal Money Market Fund received Institutional Class, Service Class, Institutional Class, Institutional Class and Service Class shares of Municipal Cash Management Money Market Fund, respectively, in the reorganization. The accounting and performance history of Class I and Class IS of Evergreen Institutional Municipal Money Market Fund has been carried forward for Institutional Class and Service Class, respectively, of Municipal Cash Management Money Market Fund.
Class A, Class S and Class I shares of Evergreen New Jersey Municipal Money Market Fund received Class A, Sweep Class and Service Class shares, respectively, of New Jersey Municipal Money Market Fund in the reorganization.
Class A, Class S and Class I shares of Evergreen New York Municipal Money Market Fund received Class A, Sweep Class and Service Class shares, respectively, of New York Municipal Money Market Fund in the reorganization.
Class A, Class S and Class I shares of Evergreen Pennsylvania Municipal Money Market Fund received Class A, Sweep Class and Service Class shares, respectively, of Pennsylvania Municipal Money Market Fund in the reorganization.
After the close of business on July 9, 2010, Municipal Money Market Fund acquired the net assets of Evergreen Municipal Money Market Fund. Evergreen Municipal Money Market Fund became the accounting and performance survivor in the transaction. As a result, the accounting and performance history of Evergreen Municipal Money Market Fund has been carried forward in the financial statements contained herein.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Funds should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

Notes to Financial Statements	Wells Fargo Advantage Money Market Funds 131
Securities valuation
As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.
The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.
The timing and character of distributions made during the period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications. At January 31, 2011, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statements of Assets and Liabilities:

		Accumulated Net
	Undistributed	Realized Gains
	(Overdistributed) Net	(Losses)
	Investment Income	on Investments	Paid-in Capital
Municipal Money Market Fund	$47,408	$(84,553)	$37,145
New Jersey Municipal Money Market Fund	288	(288)	0
New York Municipal Money Market Fund	1,251	(1,251)	0
Federal and other taxes
Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.
At January 31, 2011, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were as follows:

	Expiration
	2018	2019
California Municipal Money Market Fund	$4,875	$0
Municipal Cash Management Money Market Fund	0	144,100
Pennsylvania Municipal Money Market Fund	207	0
Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred

132 Wells Fargo Advantage Money Market Funds	Notes to Financial Statements
in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.
Class allocations
The separate classes of shares offered by each Fund differ principally in distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
▪	Level 1 – quoted prices in active markets for identical securities

▪	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

▪	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2011, all of the Funds’ investments in securities carried at fair value were designated as Level 2 since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.
Further details on the major security types can be found in each Fund’s Portfolio of Investments.
4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES
Investment advisory fees
The Trust has entered into an investment advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The investment adviser is responsible for implementing investment policies and guidelines and for supervising the investment sub-adviser, who is responsible for day-to-day portfolio management of the Funds.
Pursuant to the contract, Funds Management is paid an annual investment advisory fee of 0.10% of the average daily net assets of National Tax-Free Money Market Fund.
Funds Management is paid an annual investment advisory fee which is calculated based on the average daily net assets of each Fund as follows:

				Effective rate for
		Prior to July 1, 2010		period ended
	Effective July 1, 2010	starting at	declining to	January 31, 2011
California Municipal Money Market Fund	0.10%	0.30%	0.25%	0.16%

Notes to Financial Statements	Wells Fargo Advantage Money Market Funds 133

						Effective rate for
		Prior to July 12, 2010				period ended
	Effective July 12, 2010	starting at		declining to		January 31, 2011
Municipal Cash Management Money Market Fund	0.10%	0.11	%*	0.09	%*	0.10%

*	Prior to July 12, 2010, the predecessor Evergreen fund paid the investment advisory fee to Evergreen Investment Management Company, LLC (“EIMC”), an affiliate of Funds Management.

							Effective rate for
	Effective July 12, 2010		Prior to July 12, 2010				year ended
	starting at	declining to	starting at		declining to		January 31, 2011
Municipal Money Market Fund	0.30%	0.20%	0.44	%*	0.39	%*	0.33%
New Jersey Municipal Money Market Fund	0.30%	0.20%	0.41	%*	0.30	%*	0.35%
New York Municipal Money Market Fund	0.30%	0.20%	0.40	%*	0.30	%*	0.34%
Pennsylvania Municipal Money Market Fund	0.30%	0.20%	0.36	%*	0.24	%*	0.33%

*	Prior to July 12, 2010, the predecessor Evergreen fund paid the investment advisory fee to Evergreen Investment Management Company, LLC (“EIMC”), an affiliate of Funds Management.
Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management to the Funds. Wells Capital Management Incorporated, an affiliate of Funds Management, is the investment sub-adviser to the Funds. The investment sub-adviser is paid an annual investment sub-advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of each Fund increase. The fees related to investment sub-advisory services are borne directly by the investment adviser and do not increase the overall fees paid by a Fund to the investment adviser.
On November 29, 2010, the following Funds received contributions from Funds Management in order to support the mark-to-market net asset value of each Fund. This action was voluntary and was not necessary to maintain the $1.00 per share net asset value of these Funds at which shareholders transact, but was taken to address potential shareholder concerns due to regulatory changes that require all money market funds to make public their mark-to-market net asset values out to four decimal places. This voluntary action does not obligate Funds Management, implicitly or otherwise, to take similar action to support these or other funds in the future. All Wells Fargo Advantage Money Market funds have continually maintained their $1.00 per share net asset value since their inception. The contributions did not have any impact on the performance of each applicable Fund.

Contribution
Municipal Cash Management Money Market Fund	$284,000
Municipal Money Market Fund	61,000
Administration and transfer agent fees
The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from each Fund the following annual fees:

		Administration
		Fees (% of
	Average Daily	Average Daily
	Net Assets	Net Assets)
Fund level	First $5 billion	0.05%
	Next $5 billion	0.04
	Over $10 billion	0.03

Class A and Sweep Class	All asset levels	0.22

Administrator Class	All asset levels	0.10

134 Wells Fargo Advantage Money Market Funds	Notes to Financial Statements

		Administration
		Fees (% of
	Average Daily	Average Daily
	Net Assets	Net Assets)
Institutional Class	All asset levels	0.08%
Investor Class	All asset levels	0.25 *
Service Class	All asset levels	0.12

*	Prior to July 1, 2010, the class-level administration fee for Investor Class was 0.27%.
Prior to July 12, 2010, the predecessor funds of Municipal Cash Management Money Market Fund, Municipal Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund each paid EIMC a fund level administrator fee at an annual rate determined by applying percentage rates to the combined average daily net assets of the predecessor Evergreen money market funds which started at 0.06% and declined to 0.04% as the combined aggregate average daily net assets of the predecessor Evergreen money market funds increased.
Funds Management and/or EIMC has contractually waived and/or reimbursed investment advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Funds. Waiver of fees and/or reimbursement of expenses by Funds Management and/or EIMC were made first from fund level expenses on a proportionate basis and then from class specific expenses.
Prior to July 12, 2010, the predecessor funds of Municipal Cash Management Money Market Fund, Municipal Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund each paid Evergreen Service Company, LLC, an affiliate of EIMC and a subsidiary of Wells Fargo, a transfer and dividend disbursing agent fee.
Distribution fees
The Trust has adopted a Distribution Plan for Sweep Class shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of each Fund, at an annual rate of 0.35% of the average daily net assets of Sweep Class shares.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Investor Class, Service Class and Sweep Class of each applicable Fund is charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.
Prior to July 12, 2010, Class A shares of the predecessor funds of Municipal Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund were charged a fee at an annual rate of 0.30% of its average daily net assets. Prior to July 12, 2010, Service Class was not charged a fee but Sweep Class was charged a fee at an annual rate of 0.60% of its average daily net assets.
A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.
5. ACQUISITIONS
After the close of business on July 9, 2010, California Municipal Money Market Fund acquired the net assets of Evergreen California Municipal Money Market Fund. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of all of the shares of Evergreen California Municipal Money Market Fund for 446,319,845 shares of California Municipal Money Market Fund valued at $446,260,081 at an exchange ratio of 1.00 for each class. Shareholders holding Class A, Class S and Class I shares of Evergreen California Municipal Money Market Fund received Class A, Sweep Class and Service Class shares, respectively, of California Municipal Money Market Fund in the reorganization.
The investment portfolio of Evergreen California Municipal Money Market Fund with a fair value of $445,550,863 and amortized cost of $445,550,863 at July 9, 2010 were the principal assets acquired by California Municipal Money Market Fund. The aggregate net assets of Evergreen California Municipal Money Market Fund and California Municipal Money Market Fund immediately prior to the acquisition were $446,260,081 and $2,586,576,466, respectively. The aggregate net assets of California Municipal Money Market Fund immediately after the acquisition were $3,032,836,547. For financial reporting purposes, assets received and shares issued by California Municipal Money Market Fund were recorded at fair value; however, the cost basis of the investments received from Evergreen California Municipal Money Market Fund was carried forward to align ongoing reporting of California Municipal Money Market Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Notes to Financial Statements	Wells Fargo Advantage Money Market Funds 135
Assuming the acquisition had been completed March 1, 2010, the beginning of the annual reporting period for California Municipal Money Market Fund, the pro forma results of operations for the period ended January 31, 2011 would have been:

Net investment income	$455,272
Net realized gains on investments	$28,076
Net increase in net assets resulting from operations	$483,358
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Evergreen California Municipal Money Market Fund that have been included in California Municipal Money Market Fund’s Statement of Operations since July 12, 2011.
In addition, after the close of business on November 5, 2010, California Municipal Money Market Fund also acquired the net assets of Wells Fargo Advantage California Municipal Money Market Trust. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Existing shareholders of Wells Fargo Advantage California Municipal Money Market Trust received Institutional Class shares of California Municipal Money Market Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of Wells Fargo Advantage California Municipal Money Market Trust for 395,086,399 shares of California Municipal Money Market Fund valued at $395,098,848 at an exchange ratio of 1.00 for Institutional Class shares.
The investment portfolio of Wells Fargo Advantage California Municipal Money Market Trust with a fair value of $394,896,500 and amortized cost of $394,896,500 at November 5, 2010 were the principal assets acquired by California Municipal Money Market Fund. The aggregate net assets of Wells Fargo Advantage California Municipal Money Market Trust and California Municipal Money Market Fund immediately prior to the acquisition were $395,098,848 and $2,730,601,555, respectively. The aggregate net assets of California Municipal Money Market Fund immediately after the acquisition were $3,125,700,403. For financial reporting purposes, assets received and shares issued by California Municipal Money Market Fund were recorded at fair value; however, the cost basis of the investments received from Wells Fargo Advantage California Municipal Money Market Trust was carried forward to align ongoing reporting of California Municipal Money Market Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisitions of Evergreen California Municipal Money Market Fund and Wells Fargo Advantage California Municipal Money Market Trust had both been completed March 1, 2010, the beginning of the annual reporting period for California Municipal Money Market Fund, the pro forma results of operations for the period ended January 31, 2011 would have been:

Net investment income	$850,232
Net realized gains on investments	$28,242
Net increase in net assets resulting from operations	$878,474
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisitions were completed, it is not practicable to separate the amounts of revenue and earnings of Evergreen California Municipal Money Market Fund and Wells Fargo Advantage California Municipal Money Market Trust that have been included in California Municipal Money Market Fund’s Statement of Operations since July 12, 2010 and November 8, 2010.
After the close of business on July 9, 2010, Municipal Money Market Fund, which is the legal survivor, acquired the net assets of Evergreen Municipal Money Market Fund, the accounting and performance survivor. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of all of the shares of Evergreen Municipal Money Market Fund. Shareholders

136 Wells Fargo Advantage Money Market Funds	Notes to Financial Statements
holding Class A, Class S and Class I shares of Evergreen Municipal Money Market Fund received Class A, Sweep Class and Service Class, respectively, of Municipal Money Market Fund in the reorganization. The exchange ratio and number of shares issued to the Evergreen Municipal Money Market Fund were as follows:

Exchange
Acquired Fund	Ratio	Number of Shares Issued
Evergreen Municipal Money Market Fund	1.00	133,242,290 Class A
	1.00	3,408,031,308 Sweep Class
	1.00	128,556,109 Service Class
The investment portfolio of the Municipal Money Market Fund with a fair value of $345,316,204 and amortized cost of $345,316,204 at July 9, 2010 were the principal assets acquired by the accounting and performance survivor. The shares and net assets of the Municipal Money Market Fund immediately prior to the acquisition were 346,040,015 shares and $346,037,780. The aggregate net assets of Evergreen Municipal Money Market Fund immediately prior to the acquisition were $3,669,614,294. The aggregate net assets of the Municipal Money Market Fund immediately after the acquisition were $4,015,652,074. For financial reporting purposes, assets received and shares issued by the Municipal Money Market Fund were recorded at fair value; however, the cost basis of the investments received from the Municipal Money Market Fund was carried forward to align ongoing reporting the Municipal Money Market Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed February 1, 2010, the beginning of the annual reporting period for the Municipal Money Market Fund, the pro forma results of operations for the year ended January 31, 2011 would have been:

Net investment income	$535,222
Net realized gains on investments	$191,695
Net increase in net assets resulting from operations	$726,917
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Municipal Money Market Fund that have been included in the Statement of Operations since July 12, 2010.
After the close of business on November 5, 2010, National Tax-Free Money Market Fund acquired the net assets of Wells Fargo Advantage National Tax-Free Money Market Trust. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Existing shareholders of Wells Fargo Advantage National Tax-Free Money Market Trust received Institutional Class shares of National Tax-Free Money Market Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of Wells Fargo Advantage National Tax-Free Money Market Trust for 107,938,955 shares of National Tax-Free Money Market Fund valued at $107,942,643 at an exchange ratio of 1.00 for Institutional Class shares. The investment portfolio of Wells Fargo Advantage National Tax-Free Money Market Trust with a fair value of $107,514,791 and amortized cost of $107,514,791 at November 5, 2010 were the principal assets acquired by National Tax-Free Money Market Fund. The aggregate net assets of Wells Fargo Advantage National Tax-Free Money Market Trust and National Tax-Free Money Market Fund immediately prior to the acquisition were $107,942,643 and $4,602,060,727, respectively. The aggregate net assets of National Tax-Free Money Market Fund immediately after the acquisition were $4,710,003,370. For financial reporting purposes, assets received and shares issued by National Tax-Free Money Market Fund were recorded at fair value; however, the cost basis of the investments received from Wells Fargo Advantage National Tax-Free Money Market Trust was carried forward to align ongoing reporting of National Tax-Free Money Market Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed March 1, 2010, the beginning of the annual reporting period for National Tax-Free Money Market Fund, the pro forma results of operations for the period ended January 31, 2011 would have been:

Net investment income	$3,264,021
Net realized gains on investments	$131,645
Net increase in net assets resulting from operations	$3,395,666

Notes to Financial Statements	Wells Fargo Advantage Money Market Funds 137
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Wells Fargo Advantage National Tax-Free Money Market Trust that have been included in National Tax-Free Money Market Fund’s Statement of Operations since November 8, 2010.
6. DISTRIBUTIONS TO SHAREHOLDERS
The Fund’s tax year end for was changed from February 28 to January 31, effective on January 31, 2011 for California Municipal Money Market Fund, Municipal Cash Management Money Market Fund and National Tax-Free Money Market Fund. The tax character of distributions paid for the eleven months ended January 31, 2011, year ended February 28, 2010 and year ended February 28, 2009 were as follows:

	Tax-Exempt Income			Ordinary Income			Long-Term Capital Gain
	January 31,	February 28,		January 31,	February 28,		January 31,	February 28,
	2011	2010	2009	2011	2010	2009	2011	2010	2009
California Municipal Money Market Fund	$798,373	$1,446,118	$62,794,994	$0	$168,055	$921,475	$0	$0	$157,877
Municipal Cash Management Money Market Fund	7,346,026	28,022,647	147,491,281	1,075	55,563	3,146,363	0	82,750	615,008
National Tax-Free Money Market Fund	3,147,347	9,560,333	94,475,845	66,836	211,556	1,172,362	51,892	173,423	465,344
The tax character of distributions paid during the years ended January 31, 2011 and January 31, 2010, were as follows:

	Tax-Exempt Income		Ordinary Income		Long-Term Capital Gain
	2011	2010	2011	2010	2011	2010
Municipal Money Market Fund	$507,014	$684,000	$899	$0	$71,226	$0
New Jersey Municipal Money Market Fund	21,461	110,391	641	13,806	3,623	4,903
New York Municipal Money Market Fund	44,774	151,596	634	2,710	637	0
Pennsylvania Municipal Money Market Fund	27,894	271,853	1,076	521	0	5,439
As of January 31, 2011, the components of distributable earnings on a tax basis are shown on the table below.

	Undistributed	Undistributed	Undistributed
	Ordinary	Tax Exempt	Long-Term	Capital Loss
	Income	Income	Gain	Carryforward
California Municipal Money Market Fund	$0	$45,038	$0	$(4,875)
Municipal Cash Management Money Market Fund	0	690,083	0	(144,100)
Municipal Money Market Fund	23,485	34,239	10,045	0
National Tax-Free Money Market Fund	27,279	171,353	11,869	0
New Jersey Municipal Money Market Fund	0	78,967	0	0
New York Municipal Money Market Fund	0	10,980	266	0
Pennsylvania Municipal Money Market Fund	0	14,319	0	(207)
7. CONCENTRATION RISK
California Municipal Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund invest a substantial portion of their assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

138 Wells Fargo Advantage Money Market Funds	Notes to Financial Statements
8. INDEMNIFICATION
Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

Report of Independent Registered Public Accounting Firm	Wells Fargo Advantage Money Market Funds 139
BOARD OF TRUSTEES AND ADMINISTRATOR CLASS, INSTITUTIONAL CLASS AND SERVICE CLASS SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Wells Fargo Advantage California Municipal Money Market Fund, Wells Fargo Advantage Municipal Cash Management Money Market Fund, Wells Fargo Advantage Municipal Money Market Fund, Wells Fargo Advantage National Tax-Free Money Market Fund, Wells Fargo Advantage New Jersey Municipal Money Market Fund, Wells Fargo Advantage New York Municipal Money Market Fund, and Wells Fargo Advantage Pennsylvania Municipal Money Market Fund (collectively the “Funds”), seven of the funds constituting the Wells Fargo Funds Trust, as of January 31, 2011, and the related statements of operations, statements of changes in net assets, and the financial highlights for the years or periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2011, by correspondence with custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Wells Fargo Funds Trust as of January 31, 2011, the results of their operations, changes in their net assets, and the financial highlights for the years or periods presented, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
March 30, 2011

140 Wells Fargo Advantage Money Market Funds	Other Information (Unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.
TAX INFORMATION
For federal and California income tax purposes, the following Fund designates a percentage of its distributions paid from net investment income during the year as exempt-interest dividends under Section 852(b)(5) of the Code and under Section 17145 of the California Revenue and Taxation Code:

% of the distributions paid
from net investment income
California Municipal Money Market Fund	100%
For federal income tax purposes, the following Funds designate a percentage of its distributions paid from net investment income during the year as exempt-interest dividends under Section 852(b)(5) of the Code:

% of the distributions paid
from net investment income
Municipal Cash Management Money Market Fund	99.99%
Municipal Money Market Fund	99.80
National Tax-Free Money Market Fund	100
New Jersey Municipal Money Market Fund	97.14
New York Municipal Money Market Fund	97.24
Pennsylvania Municipal Money Market Fund	96.48
Pursuant to Section 852(b)(3) of the Code, the Funds listed below designate the following amounts as long-term capital gain dividends:

Long-Term Capital Gain
Municipal Money Market Fund	$71,226
National Tax-Free Money Market Fund	51,892
New Jersey Municipal Money Market Fund	3,337
New York Municipal Money Market Fund	637
Pursuant to Section 871(k)(2)(C) of the Code, the Funds listed below designate the following amounts as short-term capital gain dividends:

Short-Term Capital Gain
National Tax-Free Money Market Fund	$66,836
New York Municipal Money Market Fund	614

Other Information (Unaudited)	Wells Fargo Advantage Money Market Funds 141
PORTFOLIO HOLDINGS INFORMATION
The complete portfolio holdings for each Fund are publicly available on the Funds’ Web site (www.wellsfargo.com/advantagefunds) on a monthly, seven-day delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, each Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.
BOARD OF TRUSTEES
The following table provides basic information about the Board of Trustees (the “Trustees”) of the Wells Fargo Funds Trust (the “Trust”) and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of each Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 152 funds comprising the Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees

Name and	Position Held and
Year of Birth	Length of Service	Principal Occupations During Past Five Years	Other Directorships

Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Chairman, President and CEO of Crystal Geyser. Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust

Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust

Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction), Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 45 portfolios as of 12/31/10); Director, Diversapack Co. (packaging company); Asset Allocation Trust

David F. Larcker (Born 1951)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

142 Wells Fargo Advantage Money Market Funds	Other Information (Unaudited)

Name and	Position Held and
Year of Birth	Length of Service	Principal Occupations During Past Five Years	Other Directorships

Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor and Chair of the Department of Insurance and Risk Management, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Michael S. Scofield (Born 1943)	Trustee, since 2010	Currently serves on the Investment Company Institute’s Board of Governors and Executive Committee as well the Independent Director’s Counsel Board of Governors and Executive Committee. Former Chairman of the Independent Directors Counsel. Trustee of the Evergreen Funds from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust

Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010.	Asset Allocation Trust
Officers

Name and	Position Held and
Year of Birth	Length of Service	Principal Occupations During Past Five Years

Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.

C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.

Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Other Information (Unaudited)	Wells Fargo Advantage Money Market Funds 143

Name and	Position Held and
Year of Birth	Length of Service	Principal Occupations During Past Five Years

Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds’ Web site at www.wellsfargo.com/advantagefunds.

144 Wells Fargo Advantage Money Market Funds	List of Abbreviations
The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG	—	Association of Bay Area Governments
ACB	—	Agricultural Credit Bank
ADR	—	American Depositary Receipt
ADS	—	American Depository Shares
AGC – ICC	—	Assured Guaranty Corporation – Insured Custody Certificates
AGM	—	Assured Guaranty Municipal
AMBAC	—	American Municipal Bond Assurance Corporation
AMT	—	Alternative Minimum Tax
ARM	—	Adjustable Rate Mortgages
AUD	—	Australian Dollar
BAN	—	Bond Anticipation Notes
BART	—	Bay Area Rapid Transit
BHAC	—	Berkshire Hathaway Assurance Corporation
BRL	—	Brazil Real
CAD	—	Canadian Dollar
CDA	—	Community Development Authority
CDO	—	Collateralized Debt Obligation
CDSC	—	Contingent Deferred Sales Charge
CGIC	—	Capital Guaranty Insurance Company
CGY	—	Capital Guaranty Corporation
CHF	—	Swiss Franc
CIFG	—	CDC (Caisse des Dépôts et Consignations) IXIS Financial Guarantee
COP	—	Certificate of Participation
CP	—	Commercial Paper
CR	—	Custody Receipts
CTF	—	Common Trust Fund
DEM	—	Deutsche Mark
DKK	—	Danish Krone
DRIVER	—	Derivative Inverse Tax-Exempt Receipts
DW&P	—	Department of Water & Power
DWR	—	Department of Water Resources
ECFA	—	Educational & Cultural Facilities Authority
EDFA	—	Economic Development Finance Authority
ETET	—	Eagle Tax-Exempt Trust
ETF	—	Exchange-Traded Fund
EUR	—	Euro
FFCB	—	Federal Farm Credit Bank
FGIC	—	Financial Guaranty Insurance Corporation
FHA	—	Federal Housing Authority
FHAG	—	Federal Housing Agency
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
FRF	—	French Franc
FSA	—	Farm Service Agency
GBP	—	Great British Pound
GDR	—	Global Depositary Receipt
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
HCFR	—	Healthcare Facilities Revenue
HEFA	—	Health & Educational Facilities Authority
HEFAR	—	Higher Education Facilities Authority Revenue
HFA	—	Housing Finance Authority
HFFA	—	Health Facilities Financing Authority
HKD	—	Hong Kong Dollar
HUD	—	Housing & Urban Development
HUF	—	Hungarian Forint
IDA	—	Industrial Development Authority
IDAG	—	Industrial Development Agency
IDR	—	Industrial Development Revenue
IEP	—	Irish Pound
JPY	—	Japanese Yen
KRW	—	Republic of Korea Won
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LLP	—	Limited Liability Partnership
LOC	—	Letter of Credit
LP	—	Limited Partnership
MBIA	—	Municipal Bond Insurance Association
MFHR	—	Multi-Family Housing Revenue
MFMR	—	Multi-Family Mortgage Revenue
MMD	—	Municipal Market Data
MSTR	—	Municipal Securities Trust Receipts
MTN	—	Medium Term Note
MUD	—	Municipal Utility District
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NATL-RE	—	National Public Finance Guarantee Corporation
NLG	—	Netherlands Guilder
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PCFA	—	Pollution Control Finance Authority
PCR	—	Pollution Control Revenue
PFA	—	Public Finance Authority
PFFA	—	Public Facilities Financing Authority
PFOTER	—	Puttable Floating Option Tax-Exempt Receipts
plc	—	Public Limited Company
PLN	—	Polish Zloty
PSFG	—	Public School Fund Guaranty
PUTTER	—	Puttable Tax-Exempt Receipts
R&D	—	Research & Development
RDA	—	Redevelopment Authority
RDFA	—	Redevelopment Finance Authority
REITS	—	Real Estate Investment Trusts
ROC	—	Reset Option Certificates
SEK	—	Swedish Krona
SFHR	—	Single Family Housing Revenue
SFMR	—	Single Family Mortgage Revenue
SGD	—	Singapore Dollar
SKK	—	Slovakian Koruna
SLMA	—	Student Loan Marketing Association
SPDR	—	Standard & Poor’s Depositary Receipts
STIT	—	Short-Term Investment Trust
TAN	—	Tax Anticipation Notes
TBA	—	To Be Announced
TRAN	—	Tax Revenue Anticipation Notes
TRC	—	Transferable Custody Receipts
TRY	—	Turkish Lira
TTFA	—	Transportation Trust Fund Authority
USD	—	Unified School District
XLCA	—	XL Capital Assurance
ZAR	—	South African Rand

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More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Funds’ Web site, or call:
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com
Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1- 800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Funds’ Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.
Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED ▪ NO BANK GUARANTEE ▪ MAY LOSE VALUE

© 2011 Wells Fargo Funds Management, LLC. All rights reserved.	www.wellsfargo.com/advantagefunds	201099 03-11
AMMI/AR006 01-11

ITEM 2.	CODE OF ETHICS
As of the end of the period, January 31, 2011, Wells Fargo Funds Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT
The Board of Trustees of Wells Fargo Funds Trust has determined that Judith Johnson is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mrs. Johnson is independent for purposes of Item 3 of Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES
(a)
Audit Fees — Provided below are the aggregate fees billed for the fiscal years ended January 31, 2010 and January 31, 2011 for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.
For the fiscal years ended January 31, 2010 and January 31, 2011, the Audit Fees were $2,716,292 and $1,173,060, respectively.
(b)
Audit-Related Fees — There were no audit-related fees incurred for the fiscal years ended January 31, 2010 and January 31, 2011 for assurance and related services by the principal accountant for the Registrant.
(c)
Tax Fees — Provided below are the aggregate fees billed for the fiscal years ended January 31, 2010 and January 31, 2011 for professional services rendered by the principal accountant for the Registrant for tax compliance, tax advice, and tax planning.
For the fiscal years ended January 31, 2010 and January 31, 2011, the Tax Fees were $175,720 and $148,800, respectively. The incurred Tax Fees are comprised of excise tax review services.
For the fiscal years ended January 31, 2010 and January 31, 2011, the Tax Fees were $178,740 and $205,730, respectively. The incurred Tax Fees are comprised of tax preparation and consulting services.
(d)
All Other Fees — There were no other fees incurred for the fiscal years ended January 31, 2010 and January 31, 2011.
(e)(1)
The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services to the mutual funds of Wells Fargo Funds Trust; (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.
(e)(2)
Not Applicable.
(f)
Not Applicable.
(g)
Provided below are the aggregate non-audit fees billed for the fiscal years ended January 31, 2010 and January 31, 2011, by the principal accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant.
For the fiscal year ended January 31, 2010, the Registrant incurred non-audit fees in the amount of $70,000. The non-audit fees consist of SAS70 control reviews of Wells Fargo Bank, N.A.
For the fiscal year ended January 31, 2010, the Registrant’s investment adviser incurred non-audit fees in the amount of $45,000. The non-audit fees relates to examination of securities pursuant to rule 206 (4)-2 under the Investment Advisors Act of 1940.

(h)
The Registrant’s audit committee of the board of directors has determined that non-audit services rendered to the registrant’s investment adviser, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of the Regulation S-X, does not compromise the independence of the principal accountant.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS
Not applicable.

ITEMS 6.	SCHEDULE OF INVESTMENTS
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Governance Committee (the “Committee”) of the Board of Trustees of the registrant (the “Trust”) has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee’s consideration.
The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust.
The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.
The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.

ITEM 11.	CONTROLS AND PROCEDURES
(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.
(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS
(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 10a.
(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)(3) Not applicable.
(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch Karla M. Rabusch
President

Date:	March 30, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By:	/s/ Karla M. Rabusch Karla M. Rabusch
President

Date: March 30, 2011

By:	/s/ Kasey L. Phillips

Kasey L. Phillips
Treasurer

Date: March 30, 2011